UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07332 and 811-08162

Name of Fund:

BlackRock Funds III and Master Investment Portfolio

BlackRock Funds III

BlackRock Russell 1000® Index Fund

BlackRock ACWI ex-US Index Fund

BlackRock CoreAlpha Bond Fund

BlackRock Bond Index Fund

BlackRock S&P 500 Stock Fund

LifePath® Retirement Portfolio

LifePath 2020 Portfolio®

LifePath® 2025 Portfolio

LifePath 2030 Portfolio®

LifePath® 2035 Portfolio

LifePath 2040 Portfolio®

LifePath® 2045 Portfolio

LifePath® 2050 Portfolio

LifePath® 2055 Portfolio

LifePath® Index Retirement Portfolio

LifePath® Index 2020 Portfolio

LifePath® Index 2025 Portfolio

LifePath® Index 2030 Portfolio

LifePath® Index 2035 Portfolio

LifePath® Index 2040 Portfolio

LifePath® Index 2045 Portfolio

LifePath® Index 2050 Portfolio

LifePath® Index 2055 Portfolio

BlackRock Cash Funds: Institutional

BlackRock Cash Funds: Prime

BlackRock Cash Funds: Government

BlackRock Cash Funds: Treasury

Master Investment Portfolio

Russell 1000® Index Master Portfolio

ACWI ex-US Index Master Portfolio

Bond Index Master Portfolio

S&P 500 Stock Master Portfolio

LifePath® Retirement Master Portfolio

LifePath 2020 Master Portfolio®

LifePath® 2025 Master Portfolio

LifePath 2030 Master Portfolio®

LifePath® 2035 Master Portfolio

LifePath 2040 Master Portfolio®

LifePath® 2045 Master Portfolio

LifePath® 2050 Master Portfolio

LifePath® 2055 Master Portfolio

LifePath® Index Retirement Master Portfolio

LifePath® Index 2020 Master Portfolio

LifePath® Index 2025 Master Portfolio

LifePath® Index 2030 Master Portfolio

LifePath® Index 2035 Master Portfolio

LifePath® Index 2040 Master Portfolio

LifePath® Index 2045 Master Portfolio

LifePath® Index 2050 Master Portfolio

LifePath® Index 2055 Master Portfolio

Active Stock Master Portfolio

CoreAlpha Bond Master Portfolio

Money Market Master Portfolio

Prime Money Market Master Portfolio

Government Money Market Master Portfolio

Treasury Money Market Master Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 537-4942

Date of fiscal year end: 12/31/2011

Date of reporting period: 06/30/2011

Item 1	–	Report to Stockholders

2

June 30, 2011

Semi-Annual Report (Unaudited)

BlackRock Funds III

▶	BlackRock Russell 1000 Index Fund

Not FDIC Insured ¡ No Bank Guarantee  ¡ May Lose Value

2	BLACKROCK FUNDS III	JUNE 30, 2011

Dear Shareholder

The recent downgrade of US long-term debt by Standard & Poor’s marked an historic event for financial markets. Stocks tumbled in the days before and after the announcement on August 5 as investors contemplated the pervasiveness of the lower US credit rating across asset classes and the future direction of the global economy. BlackRock was well prepared for the possibility of a downgrade and the firm had no need to execute any forced selling of securities in response to the S&P action. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets.

The pages that follow reflect your mutual fund’s reporting period ended June 30, 2011. Accordingly, the below discussion is intended to provide you with perspective on the performance of your investments during that period.

Economic conditions in the second quarter of 2011 were strikingly similar to the scenario of the same quarter last year. The sovereign debt crisis in Europe, tightening monetary policy in China and a global economic slowdown were again the key concerns that drove investors away from risky assets. The second-quarter correction in 2010 was significant, but markets were revived toward the end of the summer as positive economic news and robust corporate earnings whetted investor appetite for yield. The global economy had finally gained traction and investor fear turned to optimism with the anticipation of a second round of quantitative easing (“QE2”) from the US Federal Reserve Board (the “Fed”). Stock markets rallied despite the ongoing European debt crisis and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward, pushing prices down, especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles abounded.

The new year brought spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industry supply chains and concerns mounted over US debt and deficit issues. Equities quickly rebounded from each of these events as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Global credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors responded to the Fed’s early 2011 reaffirmation that it will keep interest rates low.

However, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader debt crisis and its further contagion among peripheral European countries. Concurrently, it became evident that the pace of global economic growth had slowed. Higher oil prices and supply chain disruptions in Japan finally caught up with economic data. Investors pulled back from riskier assets and stocks generally declined throughout most of May and June, but year-to-date performance in global equity markets was positive, and 12-month returns were remarkably strong. In bond markets, yields were volatile but generally moved lower for the period as a whole (pushing prices up). Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Markets generally moved higher despite heightened volatility during the reporting period.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2011

	6-month	12-month
US large cap equities (S&P 500 Index)	6.02%	30.69%
US small cap equities (Russell 2000 Index)	6.21	37.41
International equities (MSCI Europe, Australasia, Far East Index)	4.98	30.36
Emerging market equities (MSCI Emerging Markets Index)	0.88	27.80
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.16
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	3.26	1.88
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	2.72	3.90
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	4.42	3.48
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	4.98	15.53

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

About Fund Performance	BlackRock Russell 1000 Index Fund

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of 0.25% per year.

•	Class K Shares are not subject to any sales charge. Class K Shares bear no ongoing distribution or service fees and are available only to eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance data may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end.

Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date for BlackRock Russell 1000» Index Fund. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Fund’s administrator waived a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower. Dividends paid to each class of shares will vary because of the different levels of administration and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Derivative Financial Instruments

Russell 1000® Index Master Portfolio (the “Master Portfolio”) may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 2 of the Master Portfolio’s Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and credit risks. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Master Portfolio’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Master Portfolio to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Master Portfolio can realize on an investment, may result in lower dividends paid to shareholders or may cause the Master Portfolio to hold an investment that they might otherwise sell. The Master Portfolio’s investments in these instruments are discussed in detail in the Master Portfolio’s Notes to Financial Statements.

4	BLACKROCK FUNDS III	JUNE 30, 2011

Disclosure of Expenses	BlackRock Russell 1000 Index Fund

Shareholders of this Fund may incur the following charges; (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses including advisory fees, services and/or distribution fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on January 1, 2011 and held through June 30, 2011) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[1]
	Beginning Account Value March 31, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[2]	Beginning Account Value March 31, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[2]	Annualized Expense Ratio
Institutional	$1,000.00	$1,000.20	$0.55	$1,000.00	$1,011.92	$0.55	0.22%
Investor A	$1,000.00	$999.60	$1.20	$1,000.00	$1,011.27	$1.20	0.48%
Class K	$1,000.00	$1,000.30	$0.45	$1,000.00	$1,012.02	$0.45	0.18%

[1]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
[2]

For each class of the Fund, actual expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 91/365 (to reflect the period since March 31, 2011, the inception date of these share classes). Because the Fund invests significantly in the Master Portfolio, the expense table example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

BLACKROCK FUNDS III	JUNE 30, 2011	5

Statement of Assets and Liabilities	BlackRock Russell 1000 Index Fund

June 30, 2011 (Unaudited)
Assets
Investments at value – Master Portfolio	$9,995,647
Receivable from advisor	29,610

Total assets	10,025,257

Liabilities
Income dividends payable	42,900
Printing fees payable	9,927
Registration fees payable	7,784
Transfer agent fees payable	750
Professional fees payable	100
Service and distribution fees payable	5
Other accrued expenses payable	146

Total liabilities	61,612

Net Assets	$9,963,645

Net Assets Consist of
Paid-in capital	$10,000,000
Undistributed net investment income	10
Accumulated net realized loss	(25,028)
Net unrealized appreciation/depreciation allocated from the Master Portfolio	(11,337)

Net Assets	$9,963,645

Net Asset Value
Institutional:
Net assets	$24,909

Shares outstanding, unlimited number of shares authorized, no par value	2,500

Net asset value	$9.96

Investor A:
Net assets	$24,909

Shares outstanding, unlimited number of shares authorized, no par value	2,500

Net asset value	$9.96

Class K:
Net assets	$9,913,827

Shares outstanding, unlimited number of shares authorized, no par value	995,000

Net asset value	$9.96

See Notes to Financial Statements.

6	BLACKROCK FUNDS III	JUNE 30, 2011

Statement of Operations	BlackRock Russell 1000 Index Fund

Period Ended June 30, 2011[1] (Unaudited)
Investment Income
Net investment income allocated from the Master Portfolio:
Dividends – unaffiliated	$46,774
Dividends – affiliated	303
Income – affiliated	326
Expenses	(24,408)
Fees waived	19,935

Total income	42,930

Expenses
Administration	1,988
Service – Investor A	15
Transfer Agent – Institutional Class	3
Transfer Agent – Investor A	5
Transfer Agent – Class K	993
Offering costs	31,833
Professional	5,592
Printing	9,927
Registration	7,784
Miscellaneous	1,332

Total expenses	59,472
Less administration fees waived	(1,988)
Less transfer agent fees waived – Investor A	(1)
Less transfer agent fees waived – Class K	(248)
Less transfer agent fees reimbursed – Investor A	(2)
Less transfer agent fees reimbursed – Class K	(745)
Lees expenses reimbursed by advisor	(56,467)

Total expenses after fees waived and reimbursed	21

Net investment income	42,909

Realized and Unrealized Loss Allocated from the Master Portfolio
Net realized loss from investments and financial futures contracts	(25,028)
Net change in unrealized appreciation/depreciation on investments and financial futures contracts	(11,337)

Total realized and unrealized loss	(36,365)

Net Increase in Net Assets Resulting from Operations	$6,544

[1]	For the period from March 31, 2011 (commencement of operations) to June 30, 2011.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	7

Statement of Changes in Net Assets	BlackRock Russell 1000 Index Fund

Increase (Decrease) in Net Assets:	Period from March 31, 2011[1] to June 30, 2011 (Unaudited)
Operations
Net investment income	$42,909
Net realized loss	(25,028)
Net change in unrealized appreciation/depreciation	(11,337)

Net increase in net assets resulting from operations	6,544

Dividends and Distributions to Shareholders From
Net Investment Income:
Institutional	(105)
Investor A	(89)
Class K	(42,705)

Decrease in net assets resulting from dividends and distributions to shareholders	(42,899)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	10,000,000

Net Assets
Total increase in net assets	9,963,645
Beginning of period	–

End of period	$9,963,645

Undistributed net investment income	$10

[1]	Commencement of operations.

See Notes to Financial Statements.

8	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights	BlackRock Russell 1000 Index Fund

Institutional
Period March 31, 2011[1] to June 30, 2011 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.04
Net realized and unrealized loss	(0.04)

Net increase from investment operations	0.00

Dividends and distributions from:
Net investment income	(0.04)

Total dividends and distributions	(0.04)

Net asset value, end of period	$9.96

Total Investment Return[3,4]
Based on net asset value	0.02%

Ratios to Average Net Assets[5,6,7]
Total expenses	2.58%

Total expenses after fees waived	0.22%

Net investment income	1.69%

Supplemental Data
Net assets, end of period (000)	$25

Portfolio turnover of the Master Portfolio	4%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Includes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Ratio includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.80%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	9

Financial Highlights (continued)	BlackRock Russell 1000 Index Fund

Investor A
Period March 31, 2011[1] to June 30, 2011 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.04
Net realized and unrealized loss	(0.04)

Net increase from investment operations	0.00

Dividends and distributions from:
Net investment income	(0.04)

Total dividends and distributions	(0.04)

Net asset value, end of period	$9.96

Total Investment Return[3,4]
Based on net asset value	(0.04)%

Ratios to Average Net Assets[5,6,7]
Total expenses	2.86%

Total expenses after fees waived	0.48%

Net investment income	1.43%

Supplemental Data
Net assets, end of period (000)	$25

Portfolio turnover of the Master Portfolio	4%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Includes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Ratio includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.80%.

See Notes to Financial Statements.

10	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (concluded)	BlackRock Russell 1000 Index Fund

Class K
Period March 31, 2011[1] to June 30, 2011 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.04
Net realized and unrealized loss	(0.04)

Net increase from investment operations	0.00

Dividends and distributions from:
Net investment income	(0.04)

Total dividends and distributions	(0.04)

Net asset value, end of period	$9.96

Total Investment Return[3,4]
Based on net asset value	0.03%

Ratios to Average Net Assets[5,6,7]
Total expenses	2.57%

Total expenses after fees waived	0.18%

Net investment income	1.73%

Supplemental Data
Net assets, end of period (000)	$9,914

Portfolio turnover of the Master Portfolio	4%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Includes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Ratio includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.80%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	11

Notes to Financial Statements (Unaudited)	BlackRock Russell 1000® Index Fund

1. Organization and Significant Accounting Policies:

BlackRock Russell 1000® Index Fund (the “Fund”), a series of BlackRock Funds III (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust. The Fund seeks to achieve its investment objective by investing substantially all of its assets in Russell 1000» Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), which has the same investment objective and strategies as the Fund. The performance of the Fund is directly affected by the performance of the Master Portfolio. The Fund offers multiple classes of shares. Institutional, Investor A and Class K Shares are sold without a sales charge. Institutional and Class K Shares are available only to certain eligible investors. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Fund commenced operations on March 31, 2011.

The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio (53.78% of the total Master Portfolio assets as of June 30, 2011).

The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investments in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on trade date basis. The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Offering Costs: Offering costs are accrued beginning with commencement of operations of the Russell 1000 Index Fund and are shown as offering costs in the Statement of Operations.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but Barclays is not.

The Trust entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BTC is entitled to receive for these administration services an annual fee of 0.08% of the average daily net assets of the Fund.

12	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (concluded)	BlackRock Russell 1000® Index Fund

From time to time, BTC may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BTC may delegate certain of its administration duties to sub-administrators.

BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BTC contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The expense limitation as a percentage of average daily net assets are as follows: 0.23% for Institutional, 0.48% for Investor A and 0.18% for Class K until May 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BTC in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting shares. These amounts are included in fees waived by advisor, and shown as administration fees waived and transfer agent fees reimbursed – class specific respectively, in the Statement of Operations. For the period ended June 30, 2011, the amount included in fees waived by advisor was $2,984.

The Fund entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A shareholders.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

3. Capital Share Transactions:

Transactions in capital shares for the Fund were as follows:

	Period Ended
	June 30, 2011
	Shares	Amount

Institutional[1]
Shares sold	2,500	$25,000

Total issued	2,500	25,000

Net increase	2,500	$25,000

Investor A1
Shares sold	2,500	$25,000

Total issued	2,500	25,000

Net increase	2,500	$25,000

Class K1
Shares sold	995,000	$9,950,000

Total issued	995,000	9,950,000

Net increase	995,000	$9,950,000

[1]	For the period from March 31, 2011 (commencement of operations) to June 30, 2011.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS III	JUNE 30, 2011	13

Master Portfolio Information as of June 30, 2011	Russell 1000® Index Master Portfolio

Sector Allocation	Percent of Long-Term Investments
Information Technology	18%
Financials	15
Consumer Discretionary	12
Energy	12
Health Care	11
Industrials	11
Consumer Staples	9
Materials	4
Utilities	4
Telecommunication Services	3
Exchange-Traded Fund	1

Ten Largest Holdings	Percent of Long-Term Investments
Exxon Mobil Corp.	3%
Apple, Inc.	2
International Business Machines Corp.	1
Chevron Corp.	1
General Electric Co.	1
Microsoft Corp.	1
iShares Russell 1000 Index Fund	1
AT&T, Inc.	1
Johnson & Johnson	1
Procter & Gamble Co.	1

14	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Exchange-Traded Fund – 1.4%
iShares Russell 1000 Index Fund(a)	3,383	$249,970

Common Stocks
Consumer Discretionary – 12.0%
Auto Components – 0.5%
Autoliv, Inc.	115	9,022
BorgWarner, Inc.(b)	144	11,634
Federal-Mogul Corp.(b)	27	616
Gentex Corp.	185	5,593
The Goodyear Tire & Rubber Co.(b)	321	5,383
Johnson Controls, Inc.	887	36,952
Lear Corp.	138	7,380
TRW Automotive Holdings Corp.(b)	131	7,733
Visteon Corp. /New(b)	65	4,447
WABCO Holdings, Inc.(b)	87	6,008

		94,768

Automobiles – 0.6%
Ford Motor Co.(b)	4,857	66,978
General Motors Co.(b)	989	30,026
Harley-Davidson, Inc.	310	12,701
Tesla Motors, Inc.(b)	63	1,835
Thor Industries, Inc.	54	1,557

		113,097

Distributors – 0.1%
Genuine Parts Co.	206	11,206
LKQ Corp.(b)	189	4,931

		16,137

Diversified Consumer Services – 0.2%
Apollo Group, Inc., Class A(b)	159	6,945
Career Education Corp.(b)	82	1,734
DeVry, Inc.	88	5,203
Education Management Corp.(b)	52	1,245
H&R Block, Inc.	401	6,432
ITT Educational Services, Inc.(b)	37	2,895
Service Corp. International	316	3,691
Weight Watchers International, Inc.	38	2,868

		31,013

Hotels, Restaurants & Leisure – 1.9%
Bally Technologies, Inc.(b)	57	2,319
Brinker International, Inc.	112	2,739
Carnival Corp.	558	20,998
Chipotle Mexican Grill, Inc.(b)	41	12,636
Choice Hotels International, Inc.	37	1,234
Darden Restaurants, Inc.	179	8,907
Hyatt Hotels Corp, Class A(b)	58	2,368
International Game Technology	394	6,926
Las Vegas Sands Corp.(b)	509	21,485
MGM Resorts International(b)	452	5,971
Marriott International, Inc., Class A	360	12,776
McDonald’s Corp.	1,355	114,254
Panera Bread Co., Class A(b)	38	4,775
Penn National Gaming, Inc.(b)	90	3,631
Royal Caribbean Cruises Ltd.(b)	174	6,549
Starbucks Corp.	980	38,700
Starwood Hotels & Resorts Worldwide, Inc.	253	14,178
WMS Industries, Inc.(b)	76	2,335
Wendy’s/Arby’s Group, Inc.	421	2,134
Wyndham Worldwide Corp.	223	7,504
Wynn Resorts Ltd.	103	14,785
Yum! Brands, Inc.(b)	609	33,641

		340,845

Household Durables – 0.5%
D.R. Horton, Inc.	369	4,251
Fortune Brands, Inc.	202	12,881
Garmin Ltd.	142	4,690
Harman International Industries, Inc.	92	4,192
Jarden Corp.	121	4,176
Leggett & Platt, Inc.	188	4,583
Lennar Corp., Class A	211	3,830
Mohawk Industries, Inc.(b)	74	4,439
NVR, Inc.(b)	8	5,804
Newell Rubbermaid, Inc.	383	6,044
Pulte Homes, Inc.(b)	447	3,424
Stanley Black & Decker, Inc.	218	15,707
Tempur-Pedic International, Inc.(b)	90	6,104
Toll Brothers, Inc.(b)	191	3,961
Tupperware Brands Corp.	82	5,531
Whirlpool Corp.	99	8,051

		97,668

Internet & Catalog Retail – 0.9%
Amazon.com, Inc.(b)	474	96,928
Expedia, Inc.	255	7,392
Liberty Media Corp. – Interactive Series A(b)	787	13,198
NetFlix, Inc.(b)	68	17,863
priceline.com, Inc.(b)	65	33,276

		168,657

Leisure Equipment & Products – 0.1%
Hasbro, Inc.	160	7,029
Mattel, Inc.	455	12,508
Polaris Industries, Inc.	41	4,558

		24,095

Media – 3.3%
CBS Corp., Class B	875	24,929
Cablevision Systems Corp.	285	10,320
Charter Communications, Inc.(b)	74	4,015
Clear Channel Outdoor Holdings, Inc., Class A(b)	54	686
Comcast Corp., Class A	3,602	91,275
DIRECTV, Class A(b)	1,003	50,972
DISH Network Corp.(b)	263	8,066
Discovery Communications, Inc.(b)	365	14,950
DreamWorks Animation SKG, Inc.(b)	95	1,909
Gannett Co., Inc.	316	4,525
Interpublic Group of Cos., Inc.	642	8,025
John Wiley & Sons, Inc., Class A	60	3,121
Lamar Advertising Co.(b)	76	2,080
Liberty Global, Inc.(b)	318	14,323
Liberty Media Corp. – Capital, Series A(b)	92	7,889
Liberty Media Corp. – Starz(b)	68	5,116
Madison Square Garden, Inc.(b)	80	2,202
The McGraw-Hill Cos., Inc.	399	16,722
Morningstar, Inc.	30	1,823
News Corp., Class A	3,000	53,100
Omnicom Group, Inc.	368	17,723

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	15

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary (continued)
Media (concluded)
Regal Entertainment Group	107	$1,321
Scripps Networks Interactive, Inc., Class A	120	5,866
Sirius XM Radio, Inc.(b)	5,142	11,261
Thomson Reuters Corp.	492	18,480
Time Warner Cable, Inc.	440	34,338
Time Warner, Inc.	1,399	50,882
Viacom, Inc., Class B	765	39,015
Virgin Media, Inc.	416	12,451
The Walt Disney Co.	2,469	96,390
The Washington Post Co., Class B	7	2,933

		616,708

Multiline Retail – 1.4%
Big Lots, Inc.(b)	99	3,282
Dillard’s Inc, Class A	42	2,190
Dollar General Corp.(b)	126	4,270
Dollar Tree, Inc.(b)	160	10,659
Family Dollar Stores, Inc.	160	8,410
J.C. Penney Co., Inc.	217	7,495
Kohl’s Corp.	380	19,004
Macy’s, Inc.	557	16,287
Nordstrom, Inc.	214	10,045
Sears Holdings Corp.(b)	51	3,643
Target Corp.	901	42,266
Wal-Mart Stores, Inc.	2,317	123,125

		250,676

Specialty Retail – 1.9%
Aaron’s, Inc.	101	2,854
Abercrombie & Fitch Co., Class A	115	7,696
Advance Auto Parts, Inc.	102	5,966
American Eagle Outfitters, Inc.	258	3,289
AutoNation, Inc.(b)	55	2,013
AutoZone, Inc.(b)	34	10,025
Bed Bath & Beyond, Inc.(b)	326	19,029
Best Buy Co., Inc.	414	13,004
CarMax, Inc.(b)	296	9,789
Chico’s FAS, Inc.	233	3,548
DSW Inc, Class A(b)	26	1,316
Dick’s Sporting Goods, Inc.(b)	120	4,614
Foot Locker, Inc.	204	4,847
GameStop Corp., Class A(b)	186	4,961
The Gap, Inc.	530	9,593
Guess?, Inc.	85	3,575
The Home Depot, Inc.	2,088	75,627
Limited Brands, Inc.	349	13,419
Lowe’s Cos., Inc.	1,702	39,674
O’Reilly Automotive, Inc.(b)	181	11,857
PetSmart, Inc.	149	6,760
RadioShack Corp.	141	1,877
Ross Stores, Inc.	154	12,338
Sally Beauty Holdings, Inc.(b)	118	2,018
The Sherwin-Williams Co.	118	9,897
Signet Jewelers Ltd.(b)	113	5,289
Staples, Inc.	934	14,757
The TJX Cos., Inc.	505	26,528
Tiffany & Co.	167	13,113
Tractor Supply Co.	95	6,354
Ulta Salon Cosmetics & Fragrance, Inc.(b)	58	3,746
Urban Outfitters, Inc.(b)	153	4,307
Williams-Sonoma, Inc.	134	4,890

		358,570

Textiles, Apparel & Luxury Goods – 0.6%
Coach, Inc.	384	24,549
Deckers Outdoor Corp.(b)	49	4,319
Fossil, Inc.(b)	67	7,887
Hanesbrands, Inc.(b)	126	3,597
NIKE, Inc., Class B	467	42,021
Phillips-Van Heusen Corp.	76	4,976
Polo Ralph Lauren Corp.	81	10,742
Under Armour Inc, Class A(b)	46	3,556
VF Corp.	114	12,376

		114,023

Total Consumer Discretionary		2,226,257

Consumer Staples – 8.5%
Beverages – 2.0%
Brown-Forman Corp., Class B	134	10,008
The Coca-Cola Co.	2,580	173,608
Coca-Cola Enterprises, Inc.	426	12,431
Constellation Brands, Inc.(b)	239	4,976
Dr Pepper Snapple Group, Inc.	290	12,160
Hansen Natural Corp.(b)	90	7,285
Molson Coors Brewing Co., Class B	174	7,785
PepsiCo, Inc.	2,064	145,368

		373,621

Food & Staples Retailing – 1.3%
BJ’s Wholesale Club, Inc.(b)	71	3,575
CVS Caremark Corp.	1,771	66,554
Costco Wholesale Corp.	571	46,388
The Kroger Co.	793	19,666
SUPERVALU, Inc.	282	2,654
Safeway, Inc.	464	10,844
Sysco Corp.	763	23,790
Walgreen Co.	1,196	50,782
Whole Foods Market, Inc.	200	12,690

		236,943

Food Products – 1.6%
Archer Daniels Midland Co.	834	25,145
Bunge Ltd.	191	13,170
Campbell Soup Co.	229	7,912
ConAgra Foods, Inc.	536	13,834
Corn Products International, Inc.	100	5,528
Dean Foods Co.(b)	241	2,957
Flowers Foods, Inc.	149	3,273
General Mills, Inc.	835	31,079
Green Mountain Coffee Roasters, Inc.(b)	159	14,192
H.J. Heinz Co.	418	22,271
The Hershey Co.	199	11,313
Hormel Foods Corp.	181	5,396
The J.M. Smucker Co.	152	11,619
Kellogg Co.	322	17,813
Kraft Foods, Inc., Class A	2,154	75,885
McCormick & Co., Inc.	174	8,625
Ralcorp Holdings, Inc.(b)	72	6,234
Sara Lee Corp.	766	14,546

See Notes to Financial Statements.

16	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Staples (concluded)
Food Products (concluded)
Smithfield Foods, Inc.(b)	212	$4,637
Tyson Foods, Inc., Class A	395	7,671

		303,100

Household Products – 1.9%
Church & Dwight Co., Inc.	188	7,621
Colgate-Palmolive Co.	639	55,855
The Clorox Co.	175	11,802
Energizer Holdings, Inc.(b)	92	6,657
Kimberly-Clark Corp.	514	34,212
The Procter & Gamble Co.	3,645	231,713

		347,860

Personal Products – 0.3%
Avon Products, Inc.	563	15,764
The Estee Lauder Cos., Inc., Class A	146	15,357
Herbalife Ltd.	156	8,992
Mead Johnson Nutrition Co.	267	18,036

		58,149

Tobacco – 1.4%
Altria Group, Inc.	2,735	72,231
Lorillard, Inc.	188	20,468
Philip Morris International, Inc.	2,322	155,040
Reynolds American, Inc.	439	16,265

		264,004

Total Consumer Staples		1,583,677

Energy – 11.5%
Energy Equipment & Services – 2.2%
Atwood Oceanics, Inc.(b)	74	3,266
Baker Hughes, Inc.	567	41,142
CARBO Ceramics, Inc.	24	3,911
Cameron International Corp.(b)	321	16,143
Core Laboratories N.V.	59	6,581
Diamond Offshore Drilling, Inc.	90	6,337
Dresser-Rand Group, Inc.(b)	102	5,482
FMC Technologies, Inc.(b)	315	14,109
Halliburton Co.	1,195	60,945
Helmerich & Payne, Inc.	125	8,265
McDermott International, Inc.(b)	306	6,062
Nabors Industries Ltd.(b)	377	9,289
National Oilwell Varco, Inc.	553	43,250
Oceaneering International, Inc.	143	5,791
Oil States International, Inc.(b)	66	5,274
Patterson-UTI Energy, Inc.	203	6,417
RPC, Inc.	52	1,276
Rowan Cos., Inc.(b)	167	6,481
SEACOR Holdings, Inc.	28	2,799
Schlumberger Ltd.	1,772	153,101
Superior Energy Services, Inc.(b)	104	3,863
Tidewater, Inc.	69	3,713
Unit Corp.(b)	53	3,229

		416,726

Oil, Gas & Consumable Fuels – 9.3%
Alpha Natural Resources, Inc.(b)	295	13,405
Anadarko Petroleum Corp.	650	49,894
Apache Corp.	501	61,818
Arch Coal, Inc.	215	5,732
Brigham Exploration Co.(b)	149	4,460
Cabot Oil & Gas Corp.	137	9,084
Chesapeake Energy Corp.	860	25,533
Chevron Corp.	2,625	269,955
Cimarex Energy Co.	111	9,981
Cobalt International Energy, Inc.(b)	147	2,004
Concho Resources, Inc.(b)	135	12,400
ConocoPhillips	1,846	138,801
CONSOL Energy, Inc.	297	14,399
Continental Resources, Inc.(b)	53	3,440
Denbury Resources, Inc.(b)	527	10,540
Devon Energy Corp.	553	43,582
EOG Resources, Inc.	351	36,697
EXCO Resources, Inc.	195	3,442
El Paso Corp.	1,006	20,321
Exxon Mobil Corp.	6,432	523,436
Forest Oil Corp.(b)	149	3,980
Frontier Oil Corp.	140	4,523
Hess Corp.	395	29,530
HollyFrontier Corp.	58	4,025
Kinder Morgan, Inc.(b)	219	6,292
Kosmos Energy Ltd.(b)	37	628
Marathon Oil Corp.	930	48,992
Murphy Oil Corp.	253	16,612
Newfield Exploration Co.(b)	176	11,972
Noble Energy, Inc.	231	20,705
Occidental Petroleum Corp.	1,062	110,490
Peabody Energy Corp.	354	20,854
Petrohawk Energy Corp.(b)	398	9,819
Pioneer Natural Resources Co.	153	13,704
Plains Exploration & Production Co.(b)	185	7,052
QEP Resources, Inc.	232	9,705
Quicksilver Resources, Inc.(b)	157	2,317
Range Resources Corp.	211	11,711
SM Energy Co.	83	6,099
SandRidge Energy, Inc.(b)	526	5,607
Southern Union Co.	164	6,585
Southwestern Energy Co.(b)	455	19,510
Spectra Energy Corp.	850	23,299
Sunoco, Inc.	159	6,632
Teekay Corp.	56	1,729
Tesoro Corp.(b)	187	4,284
Ultra Petroleum Corp.(b)	201	9,206
Valero Energy Corp.	746	19,075
Whiting Petroleum Corp.(b)	154	8,764
The Williams Cos., Inc.	769	23,262

		1,725,887

Total Energy		2,142,613

Financials – 14.9%
Capital Markets – 2.2%
Affiliated Managers Group, Inc.(b)	68	6,899
American Capital Ltd.(b)	449	4,459
Ameriprise Financial, Inc.	317	18,284
Ares Capital Corp.	270	4,339
The Bank of New York Mellon Corp.	1,617	41,427
BlackRock, Inc.(a)	120	23,017
The Charles Schwab Corp.	1,309	21,533
E*Trade Financial Corp.(b)	331	4,568
Eaton Vance Corp.	156	4,716
Federated Investors, Inc., Class B	118	2,813

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	17

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Financials (continued)
Capital Markets (concluded)
Franklin Resources, Inc.	189	$24,814
Greenhill & Co., Inc.	39	2,099
The Goldman Sachs Group, Inc.	676	89,969
Invesco Ltd.	605	14,157
Janus Capital Group, Inc.	244	2,303
Jefferies Group, Inc.	171	3,488
LPL Investment Holdings, Inc.(b)	42	1,437
Lazard Ltd, Class A	142	5,268
Legg Mason, Inc.	196	6,421
Morgan Stanley	2,012	46,296
Northern Trust Corp.	284	13,053
Raymond James Financial, Inc.	131	4,212
SEI Investments Co.	192	4,322
State Street Corp.	659	29,714
T Rowe Price Group, Inc.	340	20,516
TD Ameritrade Holding Corp.	288	5,619
Waddell & Reed Financial, Inc.	114	4,144

		409,887

Commercial Banks – 2.4%
Associated Banc-Corp.	229	3,183
BB&T Corp.	911	24,451
BOK Financial Corp.	34	1,862
Bank of Hawaii Corp.	63	2,931
CapitalSource, Inc.	428	2,761
City National Corp.	60	3,255
Comerica, Inc.	232	8,020
Commerce Bancshares, Inc.	98	4,214
Cullen/Frost Bankers, Inc.	69	3,923
East West Bancorp, Inc.	196	3,961
Fifth Third Bancorp	1,203	15,338
First Citizens Bancshares, Inc., Class A	7	1,311
First Horizon National Corp.	349	3,329
First Republic Bank(b)	93	3,002
Fulton Financial Corp.	263	2,817
Huntington Bancshares, Inc.	1,134	7,439
KeyCorp	1,247	10,387
M&T Bank Corp.	163	14,336
Marshall & Ilsley Corp.	699	5,571
PNC Financial Services Group, Inc.(a)	688	41,012
Popular, Inc.(b)	1,352	3,732
Regions Financial Corp.	1,647	10,211
SunTrust Banks, Inc.	703	18,137
TCF Financial Corp.	211	2,912
U.S. Bancorp	2,517	64,209
Valley National Bancorp	224	3,049
Wells Fargo & Co.	6,423	180,229
Zions BanCorp.	242	5,810

		451,392

Consumer Finance – 0.7%
American Express Co.	1,373	70,984
Capital One Financial Corp.	600	31,002
Discover Financial Services	714	19,100
Green Dot Corp., Class A(b)	26	883
SLM Corp.	691	11,616

		133,585

Diversified Financial Services – 3.3%
Bank of America Corp.	13,233	145,034
CBOE Holdings, Inc.	65	1,599
CIT Group, Inc.(b)	263	11,640
CME Group, Inc.	87	25,368
Citigroup, Inc.	3,791	157,857
Interactive Brokers Group, Inc., Class A	48	751
IntercontinentalExchange, Inc.(b)	96	11,972
JPMorgan Chase & Co.	5,189	212,438
Leucadia National Corp.	258	8,798
MSCI, Inc.(b)	154	5,803
Moody’s Corp.	261	10,009
The NASDAQ OMX Group, Inc.(b)	157	3,972
NYSE Euronext	343	11,755

		606,996

Insurance – 3.7%
ACE Ltd.	441	29,027
Aon Corp.	432	22,162
Aflac, Inc.	612	28,568
Alleghany Corp.(b)	9	2,998
Allied World Assurance Co. Holdings Ltd.	50	2,879
The Allstate Corp.	684	20,882
American Financial Group, Inc.	106	3,783
American International Group, Inc.(b)	573	16,800
American National Insurance Co.	9	697
Arch Capital Group Ltd.(b)	174	5,554
Arthur J Gallagher & Co.	146	4,167
Aspen Insurance Holdings Ltd.	93	2,393
Assurant, Inc.	127	4,606
Assured Guaranty Ltd.	243	3,963
Axis Capital Holdings Ltd.	166	5,139
Berkshire Hathaway, Inc., Class B(b)	2,286	176,914
Brown & Brown, Inc.	150	3,849
CNA Financial Corp.	35	1,017
Chubb Corp.	383	23,980
Cincinnati Financial Corp.	192	5,603
Endurance Specialty Holdings Ltd.	50	2,066
Erie Indemnity Co., Class A	37	2,617
Everest Re Group Ltd.	60	4,905
Fidelity National Financial, Inc.	294	4,628
Genworth Financial, Inc., Class A(b)	645	6,631
HCC Insurance Holdings, Inc.	150	4,725
The Hanover Insurance Group, Inc.	59	2,225
Hartford Financial Services Group, Inc.	583	15,374
Lincoln National Corp.	406	11,567
Loews Corp.	415	17,467
MBIA, Inc.(b)	198	1,721
Markel Corp.(b)	13	5,159
Marsh & McLennan Cos., Inc.	716	22,332
Mercury General Corp.	36	1,422
MetLife, Inc.	1,070	46,941
Old Republic International Corp.	342	4,018
PartnerRe Ltd.	89	6,128
Principal Financial Group, Inc.	421	12,807
The Progressive Corp.	858	18,344
Protective Life Corp.	113	2,614
Prudential Financial, Inc.	633	40,252
Reinsurance Group of America, Inc.	97	5,903
RenaissanceRe Holdings Ltd.	68	4,757
StanCorp Financial Group, Inc.	60	2,531

See Notes to Financial Statements.

18	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Financials (continued)
Insurance (concluded)
Torchmark Corp.	100	$6,414
Transatlantic Holdings, Inc.	82	4,019
The Travelers Cos., Inc.	548	31,992
Unitrin, Inc.	67	1,988
Unum Group	404	10,294
Validus Holdings Ltd.	97	3,002
WR Berkley Corp.	151	4,898
White Mountains Insurance Group Ltd.	9	3,781
XL Group Plc	406	8,924

		687,427

Real Estate Investment Trusts (REITs) – 2.3%
Alexandria Real Estate Equities, Inc.	81	6,271
American Capital Agency Corp.	165	4,803
Annaly Capital Management, Inc.	1,056	19,050
Apartment Investment & Management Co.	155	3,957
AvalonBay Communities, Inc.	114	14,638
BRE Properties, Inc.	98	4,888
Boston Properties, Inc.	189	20,064
Brandywine Realty Trust	175	2,028
Camden Property Trust	92	5,853
Chimera Investment Corp.	1,336	4,623
CommonWealth REIT	96	2,481
Corporate Office Properties Trust	94	2,924
Developers Diversified Realty Corp.	275	3,878
Digital Realty Trust, Inc.	123	7,599
Douglas Emmett, Inc.	162	3,222
Duke Realty Corp.	333	4,665
Equity Residential	383	22,980
Essex Property Trust, Inc.	43	5,818
Federal Realty Investment Trust	81	6,900
General Growth Properties, Inc.	730	12,184
HCP, Inc.	531	19,482
Health Care REIT, Inc.	232	12,164
Hospitality Properties Trust	163	3,953
Host Hotels & Resorts, Inc.	890	15,086
Kimco Realty Corp.	534	9,954
Liberty Property Trust	150	4,887
Mack-Cali Realty Corp.	115	3,788
Nationwide Health Properties, Inc.	166	6,874
Piedmont Office Realty Trust, Inc.	221	4,506
Plum Creek Timber Co., Inc.	212	8,595
ProLogis, Inc.	555	19,891
Public Storage	184	20,978
Rayonier, Inc.	106	6,927
Realty Income Corp.	167	5,593
Regency Centers Corp.	118	5,188
SL Green Realty Corp.	106	8,784
Senior Housing Properties Trust	187	4,378
Simon Property Group, Inc.	383	44,516
Taubman Centers, Inc.	72	4,262
The Macerich Co.	172	9,202
UDR, Inc.	244	5,990
Ventas, Inc.	202	10,647
Vornado Realty Trust	239	22,270
Weingarten Realty Investors	159	4,000

		420,741

Real Estate Management & Development – 0.1%
CB Richard Ellis Group, Inc., Class A(b)	377	9,466
Forest City Enterprises, Inc., Class A(b)	180	3,361
The Howard Hughes Corp.(b)	29	1,886
Jones Lang LaSalle, Inc.	56	5,281
The St Joe Co.(b)	87	1,813

		21,807

Thrifts & Mortgage Finance – 0.2%
BankUnited, Inc.	40	1,062
Capitol Federal Financial, Inc.	210	2,469
First Niagara Financial Group, Inc.	399	5,267
Hudson City Bancorp, Inc.	623	5,102
New York Community Bancorp, Inc.	574	8,604
People’s United Financial, Inc.	464	6,236
TFS Financial Corp.(b)	107	1,036
Washington Federal, Inc.	148	2,432

		32,208

Total Financials		2,764,043

Health Care – 11.1%
Biotechnology – 1.4%
Alexion Pharmaceuticals, Inc.(b)	238	11,193
Amgen, Inc.(b)	1,215	70,895
Amylin Pharmaceuticals, Inc.(b)	174	2,325
Biogen Idec, Inc.(b)	316	33,787
BioMarin Pharmaceutical, Inc.(b)	141	3,837
Celgene Corp.(b)	605	36,493
Cephalon, Inc.(b)	100	7,990
Dendreon Corp.(b)	190	7,493
Gilead Sciences, Inc.(b)	1,029	42,611
Human Genome Sciences, Inc.(b)	248	6,086
Myriad Genetics, Inc.(b)	114	2,589
Pharmasset, Inc.(b)	48	5,386
Regeneron Pharmaceuticals, Inc.(b)	93	5,274
United Therapeutics Corp.(b)	66	3,637
Vertex Pharmaceuticals, Inc.(b)	268	13,933

		253,529

Health Care Equipment & Supplies – 1.9%
Alere, Inc.(b)	111	4,065
Baxter International, Inc.	745	44,469
Becton Dickinson & Co.	286	24,645
Boston Scientific Corp.(b)	2,001	13,827
C.R. Bard, Inc.	112	12,304
CareFusion Corp.(b)	288	7,825
The Cooper Cos., Inc.	60	4,754
Covidien PLC	648	34,493
DENTSPLY International, Inc.	185	7,045
Edwards Lifesciences Corp.(b)	150	13,077
Gen-Probe, Inc.(b)	63	4,357
Hill-Rom Holdings, Inc.	83	3,821
Hologic, Inc.(b)	343	6,918
Hospira, Inc.(b)	219	12,409
IDEXX Laboratories, Inc.(b)	75	5,817
Intuitive Surgical, Inc.(b)	51	18,978
Kinetic Concepts, Inc.(b)	83	4,783
Medtronic, Inc.	1,398	53,865
ResMed, Inc.(b)	201	6,221
Sirona Dental Systems, Inc.(b)	71	3,770
St. Jude Medical, Inc.	430	20,503

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	19

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care (continued)
Health Care Equipment & Supplies (concluded)
Stryker Corp.	410	$24,063
Teleflex, Inc.	53	3,236
Thoratec Corp.(b)	76	2,494
Varian Medical Systems, Inc.(b)	154	10,783
Zimmer Holdings, Inc.(b)	251	15,863

		364,385

Health Care Providers & Services – 2.2%
AMERIGROUP Corp.(b)	56	3,946
Aetna, Inc.	496	21,869
AmerisourceBergen Corp.	359	14,863
Brookdale Senior Living, Inc.(b)	123	2,983
CIGNA Corp.	354	18,206
Cardinal Health, Inc.	459	20,848
Catalyst Health Solutions, Inc.(b)	54	3,014
Community Health Systems, Inc.(b)	126	3,236
Coventry Health Care, Inc.(b)	195	7,112
DaVita, Inc.(b)	125	10,826
Express Scripts, Inc.(b)	692	37,354
HCA Holdings, Inc.(b)	170	5,610
Health Management Associates, Inc.(b)	332	3,579
Health Net, Inc.(b)	119	3,819
Henry Schein, Inc.(b)	121	8,662
Humana, Inc.	220	17,719
Laboratory Corp. of America Holdings(b)	131	12,679
LifePoint Hospitals, Inc.(b)	68	2,657
Lincare Holdings, Inc.	125	3,659
McKesson Corp.	330	27,604
Medco Health Solutions, Inc.(b)	523	29,560
Mednax, Inc.(b)	62	4,476
Omnicare, Inc.	153	4,879
Patterson Cos., Inc.	135	4,440
Quest Diagnostics, Inc.	204	12,056
Tenet Healthcare Corp.(b)	640	3,994
UnitedHealth Group, Inc.	1,415	72,986
Universal Health Services, Inc.	119	6,132
VCA Antech, Inc.(b)	114	2,417
WellPoint, Inc.	480	37,810

		408,995

Health Care Technology – 0.1%
Allscripts Healthcare Solutions, Inc.(b)	243	4,719
Cerner Corp.(b)	184	11,244
Emdeon Inc., Class A(b)	38	499
SXC Health Solutions Corp.(b)	81	4,772

		21,234

Life Sciences Tools & Services – 0.6%
Bio-Rad Laboratories, Inc., Class A(b)	26	3,103
Bruker Corp.(b)	105	2,138
Charles River Laboratories International, Inc.(b)	68	2,764
Covance, Inc.(b)	80	4,750
Illumina, Inc.(b)	161	12,099
Life Technologies Corp.(b)	234	12,184
Mettler-Toledo International, Inc.(b)	42	7,084
PerkinElmer, Inc.	149	4,010
Pharmaceutical Product Development, Inc.	132	3,543
QIAGEN N.V.(b)	300	5,706
Techne Corp.	49	4,085
Thermo Fisher Scientific, Inc.(b)	501	32,259
Waters Corp.(b)	120	11,489

		105,214

Pharmaceuticals – 4.9%
Abbott Laboratories	2,030	106,819
Allergan, Inc.	398	33,133
Bristol-Myers Squibb Co.	2,229	64,552
Eli Lilly & Co.	1,336	50,140
Endo Pharmaceuticals Holdings, Inc.(b)	153	6,146
Forest Laboratories, Inc.(b)	375	14,753
Johnson & Johnson	3,579	238,075
Merck & Co., Inc.	4,031	142,254
Mylan, Inc.(b)	575	14,185
Perrigo Co.	107	9,402
Pfizer, Inc.	10,317	212,530
Warner Chilcott PLC, Class A	217	5,236
Watson Pharmaceuticals, Inc.(b)	164	11,272

		908,497

Total Health Care		2,061,854

Industrials – 11.0%
Aerospace & Defense – 2.4%
Alliant Techsystems, Inc.	44	3,139
BE Aerospace, Inc.(b)	127	5,183
The Boeing Co.	964	71,269
General Dynamics Corp.	434	32,342
Goodrich Corp.	163	15,566
Honeywell International, Inc.	1,026	61,139
Huntington Ingalls Industries, Inc.(b)	65	2,243
ITT Corp.	241	14,202
L-3 Communications Holdings, Inc.	139	12,156
Lockheed Martin Corp.	374	30,283
Northrop Grumman Corp.	383	26,561
Precision Castparts Corp.	188	30,954
Raytheon Co.	466	23,230
Rockwell Collins, Inc.	202	12,461
Spirit Aerosystems Holdings, Inc., Class A(b)	148	3,256
TransDigm Group, Inc.(b)	65	5,927
United Technologies Corp.	1,195	105,769

		455,680

Air Freight & Logistics – 0.8%
C.H. Robinson Worldwide, Inc.	217	17,108
Expeditors International of Washington, Inc.	278	14,231
FedEx Corp.	413	39,173
UTi Worldwide, Inc.	135	2,658
United Parcel Service, Inc., Class B	958	69,867

		143,037

Airlines – 0.2%
AMR Corp.(b)	442	2,387
Copa Holdings SA	41	2,736
Delta Air Lines, Inc.(b)	1,105	10,133
Southwest Airlines Co.	1,037	11,843
United Continental Holdings, Inc.(b)	435	9,844

		36,943

Building Products – 0.1%
Armstrong World Industries, Inc.	27	1,230
Lennox International, Inc.	67	2,886

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials (continued)
Building Products (concluded)
Masco Corp.	471	$5,666
Owens Corning(b)	160	5,976

		15,758

Commercial Services & Supplies – 0.5%
Avery Dennison Corp.	141	5,447
Cintas Corp.	166	5,483
Copart, Inc.(b)	79	3,681
Corrections Corp. of America(b)	142	3,074
Covanta Holding Corp.	161	2,655
Iron Mountain, Inc.	237	8,079
KAR Auction Services, Inc.(b)	37	700
Pitney Bowes, Inc.	241	5,541
R.R. Donnelley & Sons Co.	273	5,354
Republic Services, Inc.	420	12,957
Stericycle, Inc.(b)	112	9,981
Waste Connections, Inc.	150	4,760
Waste Management, Inc.	620	23,107

		90,819

Construction & Engineering – 0.3%
Aecom Technology Corp.(b)	152	4,156
Chicago Bridge & Iron Co.	132	5,135
Fluor Corp.	228	14,742
Jacobs Engineering Group, Inc.(b)	165	7,136
KBR, Inc.	199	7,500
Quanta Services, Inc.(b)	278	5,616
The Shaw Group, Inc.(b)	95	2,870
URS Corp.(b)	104	4,653

		51,808

Electrical Equipment – 0.8%
AMETEK, Inc.	211	9,474
The Babcock & Wilcox Co.(b)	153	4,239
Cooper Industries Plc, Class A	216	12,889
Emerson Electric Co.	982	55,237
First Solar, Inc.(b)	77	10,185
General Cable Corp.(b)	69	2,938
GrafTech International Ltd.(b)	162	3,284
Hubbell, Inc. Class B	79	5,131
Polypore International, Inc.(b)	49	3,324
Regal-Beloit Corp.	51	3,405
Rockwell Automation, Inc.	189	16,398
Roper Industries, Inc.	124	10,329
Thomas & Betts Corp.(b)	69	3,716

		140,549

Industrial Conglomerates – 2.1%
3M Co.	928	88,021
Carlisle Cos., Inc.	81	3,988
General Electric Co.	13,848	261,173
Textron, Inc.	362	8,547
Tyco International Ltd.	613	30,300

		392,029

Machinery – 2.5%
AGCO Corp.(b)	123	6,071
Bucyrus International, Inc.	99	9,074
CNH Global N.V.(b)	34	1,314
Caterpillar, Inc.	841	89,533
Crane Co.	64	3,162
Cummins, Inc.	257	26,597
Danaher Corp.	715	37,888
Deere & Co.	548	45,183
Donaldson Co., Inc.	100	6,068
Dover Corp.	244	16,543
Eaton Corp.	443	22,792
Flowserve Corp.	73	8,022
Gardner Denver, Inc.	69	5,800
Graco, Inc.	80	4,053
Harsco Corp.	107	3,488
IDEX Corp.	107	4,906
Illinois Tool Works, Inc.	583	32,934
Ingersoll-Rand Plc	430	19,526
Joy Global, Inc.	136	12,953
Kennametal, Inc.	108	4,559
Lincoln Electric Holdings, Inc.	111	3,979
Navistar International Corp.(b)	94	5,307
Nordson Corp.	77	4,223
Oshkosh Corp.(b)	119	3,444
PACCAR, Inc.	478	24,421
Pall Corp.	152	8,547
Parker Hannifin Corp.	212	19,025
Pentair, Inc.	130	5,247
SPX Corp.	66	5,456
Snap-on, Inc.	77	4,811
Terex Corp.(b)	144	4,097
The Manitowoc Co., Inc.	174	2,930
Timken Co.	114	5,746
Toro Co.	41	2,481
Trinity Industries, Inc.	105	3,662
Valmont Industries, Inc.	29	2,795
Wabtec Corp.	64	4,206

		470,843

Marine – 0.0%
Alexander & Baldwin, Inc.	54	2,601
Kirby Corp.(b)	71	4,023

		6,624

Professional Services – 0.2%
Dun & Bradstreet Corp.	65	4,910
Equifax, Inc.	162	5,625
IHS Inc, Class A(b)	64	5,339
Manpower, Inc.	108	5,794
Monster Worldwide, Inc.(b)	167	2,448
Nielsen Holdings NV(b)	107	3,334
Robert Half International, Inc.	193	5,217
Towers Watson & Co., Class A	73	4,797
Verisk Analytics, Inc., Class A(b)	152	5,262

		42,726

Road & Rail – 0.9%
CSX Corp.	1,441	37,783
Con-way, Inc.	71	2,755
Hertz Global Holdings, Inc.(b)	313	4,970
JB Hunt Transport Services, Inc.	117	5,510
Kansas City Southern(b)	144	8,544
Landstar System, Inc.	63	2,928
Norfolk Southern Corp.	462	34,618

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	21

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials (concluded)
Road & Rail (concluded)
Ryder System, Inc.	68	$3,866
Union Pacific Corp.	641	66,920

		167,894

Trading Companies & Distributors – 0.2%
Air Lease Corp.(b)	41	996
Fastenal Co.	382	13,748
GATX Corp.	61	2,264
MSC Industrial Direct Co.(b)	58	3,846
W.W. Grainger, Inc.	75	11,524
WESCO International, Inc.(b)	56	3,029

		35,407

Total Industrials		2,050,117

Information Technology – 17.2%
Communications Equipment – 1.8%
Acme Packet, Inc.(b)	68	4,769
Brocade Communications Systems, Inc.(b)	619	3,999
Ciena Corp.(b)	123	2,261
Cisco Systems, Inc.	7,183	112,127
EchoStar Corp.(b)	50	1,821
F5 Networks, Inc.(b)	106	11,686
Harris Corp.	167	7,525
JDS Uniphase Corp.(b)	290	4,831
Juniper Networks, Inc.(b)	696	21,924
Motorola Mobility Holdings, Inc.(b)	342	7,538
Motorola Solutions, Inc.(b)	394	18,140
Polycom, Inc.(b)	114	7,330
QUALCOMM, Inc.	2,178	123,688
Riverbed Technology, Inc.(b)	198	7,839
Tellabs, Inc.	483	2,227

		337,705

Computers & Peripherals – 5.2%
Apple, Inc.(b)	1,207	405,154
Dell, Inc.(b)	2,142	35,707
Diebold, Inc.	87	2,698
EMC Corp.(b)	2,688	74,054
Hewlett-Packard Co.	2,826	102,866
International Business Machines Corp.	1,582	271,392
Lexmark International, Inc., Class A(b)	104	3,043
NCR Corp.(b)	209	3,948
NetApp, Inc.(b)	481	25,387
QLogic Corp.(b)	140	2,229
SanDisk Corp.(b)	309	12,824
Teradata Corp.(b)	221	13,304
Western Digital Corp.(b)	303	11,023

		963,629

Electronic Equipment, Instruments & Components – 0.7%
AVX Corp.	64	975
Agilent Technologies, Inc.(b)	455	23,255
Amphenol Corp., Class A	230	12,418
Arrow Electronics, Inc.(b)	152	6,308
Avnet, Inc.(b)	201	6,408
Corning, Inc.	2,052	37,244
Dolby Laboratories, Inc., Class A(b)	70	2,972
FLIR Systems, Inc.	205	6,911
IPG Photonics Corp.(b)	34	2,472
Ingram Micro, Inc., Class A(b)	208	3,773
Itron, Inc.(b)	53	2,553
Jabil Circuit, Inc.	246	4,969
Molex, Inc.	176	4,536
National Instruments Corp.	115	3,414
Tech Data Corp.(b)	62	3,031
Trimble Navigation Ltd.(b)	160	6,342
Vishay Intertechnology, Inc.(b)	201	3,023

		130,604

Internet Software & Services – 1.5%
AOL, Inc.(b)	142	2,820
Akamai Technologies, Inc.(b)	240	7,553
eBay, Inc.(b)	1,506	48,599
Equinix, Inc.(b)	60	6,061
Google, Inc., Class A(b)	329	166,599
IAC/InterActiveCorp(b)	102	3,893
LinkedIn Corp.(b)	10	901
Rackspace Hosting, Inc.(b)	132	5,642
VeriSign, Inc.	221	7,395
VistaPrint N.V.(b)	57	2,727
WebMD Health Corp.(b)	78	3,555
Yahoo!, Inc.(b)	1,704	25,628

		281,373

IT Services – 1.8%
Accenture Plc, Class A	841	50,813
Alliance Data Systems Corp.(b)	67	6,303
Amdocs Ltd.(b)	244	7,415
Automatic Data Processing, Inc.	653	34,400
Booz Allen Hamilton Holding Corp.(b)	25	478
Broadridge Financial Solutions, Inc.	163	3,923
Cognizant Technology Solutions Corp., Class A(b)	396	29,043
Computer Sciences Corp.	204	7,744
CoreLogic, Inc.(b)	129	2,155
DST Systems, Inc.	47	2,482
Fidelity National Information Services, Inc.	344	10,592
Fiserv, Inc.(b)	188	11,774
FleetCor Technologies, Inc.(b)	20	593
Gartner, Inc.(b)	124	4,996
Genpact Ltd.(b)	158	2,724
Global Payments, Inc.	105	5,355
Lender Processing Services, Inc.	115	2,405
MasterCard, Inc., Class A	140	42,188
NeuStar Inc, Class A(b)	42	1,100
Paychex, Inc.	423	12,994
SAIC, Inc.(b)	379	6,375
Total System Services, Inc.	214	3,976
VeriFone Systems, Inc.(b)	114	5,056
Visa, Inc., Class A	681	57,381
The Western Union Co.	828	16,585

		328,850

Office Electronics – 0.1%
Xerox Corp.	1,825	18,999
Zebra Technologies Corp., Class A(b)	72	3,036

		22,035

Semiconductors & Semiconductor Equipment – 2.5%
Advanced Micro Devices, Inc.(b)	796	5,564
Altera Corp.	422	19,560
Analog Devices, Inc.	392	15,343
See Notes to Financial Statements.

22	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Information Technology (continued)
Semiconductors & Semiconductor Equipment (concluded)
Applied Materials, Inc.	1,724	$22,429
Atmel Corp.(b)	601	8,456
Avago Technologies Ltd.	247	9,386
Broadcom Corp., Class A(b)	701	23,582
Cree, Inc.(b)	142	4,770
Cypress Semiconductor Corp.(b)	221	4,672
Fairchild Semiconductor International, Inc.(b)	167	2,791
Freescale Semiconductor Holdings I Ltd.(b)	51	938
Intel Corp.	6,924	153,436
International Rectifier Corp.(b)	93	2,601
Intersil Corp. Class A	164	2,107
KLA-Tencor Corp.	220	8,906
LSI Corp.(b)	797	5,675
Lam Research Corp.(b)	164	7,262
Linear Technology Corp.	296	9,774
MEMC Electronic Materials, Inc.(b)	302	2,576
Marvell Technology Group Ltd.(b)	666	9,833
Maxim Integrated Products, Inc.	387	9,892
Microchip Technology, Inc.	246	9,326
Micron Technology, Inc.(b)	1,133	8,475
NVIDIA Corp.(b)	777	12,381
National Semiconductor Corp.	330	8,121
Novellus Systems, Inc.(b)	118	4,264
ON Semiconductor Corp.(b)	571	5,978
PMC – Sierra, Inc.(b)	305	2,309
Silicon Laboratories, Inc.(b)	59	2,434
Skyworks Solutions, Inc.(b)	246	5,653
SunPower Corp., Class A(b)	129	2,494
Teradyne, Inc.(b)	239	3,537
Texas Instruments, Inc.	1,517	49,803
Varian Semiconductor Equipment Associates, Inc.(b)	99	6,082
Xilinx, Inc.	344	12,546

		462,956

Software – 3.6%
ANSYS, Inc.(b)	120	6,560
Activision Blizzard, Inc.	556	6,494
Adobe Systems, Inc.(b)	660	20,757
Ariba, Inc.(b)	123	4,240
Autodesk, Inc.(b)	301	11,619
BMC Software, Inc.(b)	232	12,690
CA, Inc.	503	11,488
Cadence Design Systems, Inc.(b)	355	3,749
Citrix Systems, Inc.(b)	246	19,680
Compuware Corp.(b)	289	2,821
Electronic Arts, Inc.(b)	436	10,290
Factset Research Systems, Inc.	61	6,242
Fortinet, Inc.(b)	152	4,148
Informatica Corp.(b)	139	8,122
Intuit, Inc.(b)	393	20,381
MICROS Systems, Inc.(b)	106	5,269
Microsoft Corp.	9,690	251,940
Nuance Communications, Inc.(b)	306	6,570
Oracle Corp.	5,016	165,077
Red Hat, Inc.(b)	250	11,475
Rovi Corp.(b)	148	8,489
Salesforce.com, Inc.(b)	174	25,922
Solera Holdings, Inc.	93	5,502
Symantec Corp.(b)	989	19,503
Synopsys, Inc.(b)	193	4,962
TIBCO Software, Inc.(b)	213	6,181
VMware, Inc., Class A(b)	110	11,025

		671,196

Total Information Technology		3,198,348

Materials – 4.3%
Chemicals – 2.5%
Air Products & Chemicals, Inc.	277	26,476
Airgas, Inc.	103	7,214
Albemarle Corp.	120	8,304
Ashland, Inc.	104	6,720
CF Industries Holdings, Inc.	94	13,317
Cabot Corp.	87	3,469
Celanese Corp.	205	10,929
Cytec Industries, Inc.	65	3,717
The Dow Chemical Co.	1,532	55,152
E.I. du Pont de Nemours & Co.	1,210	65,400
Eastman Chemical Co.	93	9,493
Ecolab, Inc.	304	17,140
FMC Corp.	94	8,086
Huntsman Corp.	250	4,712
International Flavors & Fragrances, Inc.	105	6,745
Intrepid Potash, Inc.(b)	65	2,112
Kronos Worldwide, Inc.	25	786
Lubrizol Corp.	84	11,279
LyondellBasell Industries NV, Class A	406	15,639
Monsanto Co.	700	50,778
The Mosaic Co.	358	24,247
Nalco Holding Co.	177	4,922
PPG Industries, Inc.	207	18,794
Praxair, Inc.	396	42,922
RPM International, Inc.	172	3,959
Rockwood Holdings, Inc.(b)	87	4,810
Sigma-Aldrich Corp.	160	11,741
Solutia, Inc.(b)	155	3,542
The Scotts Miracle-Gro Co., Class A	60	3,079
Valspar Corp.	126	4,544
WR Grace & Co.(b)	94	4,289
Westlake Chemical Corp.	24	1,246

		455,563

Construction Materials – 0.1%
Martin Marietta Materials, Inc.	60	4,798
Vulcan Materials Co.	169	6,512

		11,310

Containers & Packaging – 0.3%
Aptargroup, Inc.	89	4,658
Ball Corp.	220	8,461
Bemis Co., Inc.	139	4,695
Crown Holdings, Inc.(b)	205	7,958
Greif Inc, Class A	48	3,122
Owens-Illinois, Inc.(b)	216	5,575
Packaging Corp. of America	135	3,779
Rock-Tenn Co, Class A	89	5,904
Sealed Air Corp.	211	5,020
Silgan Holdings, Inc.	62	2,540

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	23

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Materials (concluded)
Containers & Packaging (concluded)
Sonoco Products Co.	131	$4,656
Temple-Inland, Inc.	143	4,253

		60,621

Metals & Mining – 1.2%
AK Steel Holding Corp.	146	2,301
Alcoa, Inc.	1,382	21,919
Allegheny Technologies, Inc.	139	8,822
Allied Nevada Gold Corp.(b)	114	4,032
Carpenter Technology Corp.	58	3,345
Cliffs Natural Resources, Inc.	178	16,456
Commercial Metals Co.	152	2,181
Compass Minerals International, Inc.	43	3,701
Freeport-McMoRan Copper & Gold, Inc.	1,238	65,490
Molycorp, Inc.(b)	71	4,335
Newmont Mining Corp.	633	34,163
Nucor Corp.	414	17,065
Reliance Steel & Aluminum Co.	98	4,866
Royal Gold, Inc.	71	4,158
Schnitzer Steel Industries, Inc.	29	1,670
Southern Copper Corp.	223	7,330
Steel Dynamics, Inc.	287	4,664
Titanium Metals Corp.	114	2,089
United States Steel Corp.	189	8,702
Walter Energy, Inc.	82	9,496

		226,785

Paper & Forest Products – 0.2%
Domtar Corp.	54	5,115
International Paper Co.	572	17,057
MeadWestvaco Corp.	223	7,428
Weyerhaeuser Co.	705	15,411

		45,011

Total Materials		799,290

Telecommunication Services – 2.9%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	7,733	242,894
CenturyLink, Inc.	781	31,576
Frontier Communications Corp.	1,305	10,531
Level 3 Communications, Inc.(b)	2,194	5,353
tw telecom, Inc.(b)	199	4,086
Verizon Communications, Inc.	3,695	137,565
Windstream Corp.	669	8,670

		440,675

Wireless Telecommunication Services – 0.5%
American Tower Corp., Class A(b)	519	27,159
Clearwire Corp, Class A(b)	210	794
Crown Castle International Corp.(b)	380	15,500
MetroPCS Communications, Inc.(b)	356	6,127
NII Holdings, Inc.(b)	221	9,366
SBA Communications Corp, Class A(b)	149	5,690
Sprint Nextel Corp.(b)	3,896	21,000
Telephone & Data Systems, Inc.	115	3,574
United States Cellular Corp.(b)	20	968

		90,178

Total Telecommunication Services		530,853

Utilities – 3.4%
Electric Utilities – 1.7%
American Electric Power Co., Inc.	630	23,738
DPL, Inc.	154	4,645
Duke Energy Corp.	1,737	32,708
Edison International	426	16,508
Entergy Corp.	233	15,909
Exelon Corp.	866	37,099
FirstEnergy Corp.	547	24,150
Great Plains Energy, Inc.	180	3,731
Hawaiian Electric Industries, Inc.	123	2,959
ITC Holdings Corp.	66	4,737
N.V. Energy, Inc.	311	4,774
NextEra Energy, Inc.	549	31,546
Northeast Utilities	232	8,159
PPL Corp.	755	21,012
Pepco Holdings, Inc.	296	5,810
Pinnacle West Capital Corp.	143	6,375
Progress Energy, Inc.	382	18,340
Southern Co.	1,106	44,660
Westar Energy, Inc.	150	4,037

		310,897

Gas Utilities – 0.2%
AGL Resources, Inc.	103	4,193
Atmos Energy Corp.	119	3,957
EQT Corp.	176	9,244
Energen Corp.	95	5,367
National Fuel Gas Co.	107	7,790
Oneok, Inc.	140	10,361
Questar Corp.	232	4,109
UGI Corp.	144	4,592

		49,613

Independent Power Producers & Energy Traders – 0.2%
The AES Corp.(b)	861	10,969
Calpine Corp.(b)	461	7,436
Constellation Energy Group, Inc.	244	9,262
GenOn Energy, Inc.(b)	1,015	3,918
NRG Energy, Inc.(b)	317	7,792

		39,377

Multi-Utilities – 1.2%
Alliant Energy Corp.	146	5,936
Ameren Corp.	315	9,085
CMS Energy Corp.	324	6,380
Centerpoint Energy, Inc.	557	10,778
Consolidated Edison, Inc.	380	20,231
DTE Energy Co.	222	11,104
Dominion Resources, Inc.	753	36,347
Integrys Energy Group, Inc.	102	5,288
MDU Resources Group, Inc.	248	5,580
NSTAR	136	6,253
NiSource, Inc.	367	7,432
OGE Energy Corp.	129	6,491
PG&E Corp.	518	21,772
Public Service Enterprise Group, Inc.	662	21,608
SCANA Corp.	149	5,866
Sempra Energy	313	16,551
TECO Energy, Inc.	283	5,346
Vectren Corp.	108	3,009

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Utilities (concluded)
Multi-Utilities (concluded)
Wisconsin Energy Corp.	307	$9,624
Xcel Energy, Inc.	634	15,406

		230,087

Water Utilities – 0.1%
American Water Works Co., Inc.	230	6,774
Aqua America, Inc.	181	3,978

		10,752

Total Utilities		640,726

Total Long-Term Investments (Cost – $18,411,197) – 98.2%		18,247,748

Short-Term Securities
Money Market Funds – 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.16%(a)(c)(d)	307,456	307,456

	Par (000)
U.S. Treasury Obligations – 0.2%
U.S. Treasury Bill,
0.00%, 9/22/11(e)(f)	$45	44,998

Total Short-Term Securities (Cost – $352,454) – 1.9%		352,454

Total Investments (Cost – $18,763,651) – 100.1%		18,600,202
Liabilities in Excess of Other Assets – (0.1)%		(12,608)

Net Assets – 100.0%		$18,587,594

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$18,763,651

Gross unrealized appreciation	$343,668
Gross unrealized depreciation	(507,117)

Net unrealized depreciation	$(163,449)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Held at March 31, 2011	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Realized (Loss)	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	–	307,456	[1]	–	307,456	$307,456	–	$387
BlackRock Inc.	–	124		(4)	120	$23,017	$(85)	$171
iShares Russell 1000 Index Fund	–	3,383		–	3,383	$249,970	–	–
PNC Financial Services Group, Inc.	–	696		(8)	688	$41,012	$(51)	$132

[1]	Represents net shares activity.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.
(e)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.
(f)	Rate shown is the yield to maturity as of the date of purchase.

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
5	S&P 500 Index	Chicago	September 2011	$328,875	$8,263

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments.)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	25

Schedule of Investments (concluded)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]:
Exchange-Traded Fund	$249,970	–	–	$249,970
Common Stocks	17,997,778	–	–	17,997,778
Short-Term Securities:
Money Market Funds	307,456	–	–	307,456
U.S. Government Obligations	–	$44,998	–	44,998

Total	$18,555,204	$44,998	–	$18,600,202

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity Contracts	$8,263	–	–	$8,263

Total	$8,263	–	–	$8,263

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	JUNE 30, 2011

Statement of Assets and Liabilities	Master Investment Portfolio

June 30, 2011 (Unaudited)	Russell 1000 Index Master Portfolio
Assets
Investments at value – unaffiliated (cost: $18,140,645)	$17,978,747
Investments at value – affiliated (cost: $623,006)	621,455
Dividends receivable	21,593
Investments sold receivable	7,786
Receivable from advisor	6,343
Margin variation receivable	2,800
Interest receivable	131

Total assets	18,638,855

Liabilities
Investments purchased payable	27,332
Professional fees payable	22,678
Printing fees payable	331
Trustees’ fees payable	25
Custodian fees payable	18
Other accrued expenses payable	877

Total liabilities	51,261

Net Assets	$18,587,594

Net Assets Consist of
Investors’ capital	$18,742,780
Net unrealized appreciation/depreciation	(155,186)

Net Assets	$18,587,594

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	27

Statement of Operations	Master Investment Portfolio

Period Ended June 30, 2011 (Unaudited)	Russell 1000 Index Master Portfolio[1]
Investment Income
Dividends – unaffiliated	$59,929
Dividends – affiliated	303
Income – affiliated	387

Total income	60,619

Expenses
Investment advisory	1,574
Professional	20,185
Custodian	2,813
Offering costs	2,493
Independent Trustees	662
Printing	331
Miscellaneous	877

Total expenses	28,935
Less fees waived by advisor	(23,221)

Total expenses after fees waived	5,714

Net investment income	54,905

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(29,156)
Investments – affiliated	(136)
Financial futures contracts	(17,809)

(47,101)

Net change in unrealized appreciation/depreciation on:
Investments	(163,449)
Financial futures contracts	8,263

(155,186)

Total realized and unrealized loss	(202,287)

Net Decrease in Net Assets Resulting from Operations	$(147,382)

[1]	For the period from March 31, 2011 (commencement of operations) to June 30, 2011.

See Notes to Financial Statements.

28	BLACKROCK FUNDS III	JUNE 30, 2011

Statement of Changes in Net Assets	Master Investment Portfolio

Russell 1000 Index Master Portfolio
Increase (Decrease) in Net Assets:	Period from March 31, 2011[1] to June 30, 2011 (Unaudited)
Operations
Net investment income	$54,905
Net realized loss	(47,101)
Net change in unrealized appreciation/depreciation	(155,186)

Net decrease in net assets resulting from operations	(147,382)

Capital Transactions
Proceeds from contributions	18,773,500
Fair value of withdrawals	(38,524)

Net increase in net assets derived from capital transactions	18,734,976

Net Assets
Total increase in net assets	18,587,594
Beginning of period	–

End of period	$18,587,594

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	29

Financial Highlights	Master Investment Portfolio

Russell 1000 Index Master Portfolio
Period from March 31, 2011[1] to June 30, 2011 (Unaudited)
Total Investment Return[2]
Total investment return	0.03%

Ratios to Average Net Assets[3]
Total expenses	0.92%

Total expenses after fees waived	0.18%

Net investment income	1.74%

Supplemental Data
Net assets, end of period (000)	$18,588

Portfolio turnover	4%

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

30	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (Unaudited)	Russell 1000® Index Master Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to Russell 1000» Index Master Portfolio (the “Master Portfolio”), which is a series of MIP. The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: US GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). Equity investments, including exchange traded Funds, traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Financial futures contracts traded on exchanges are valued at their last sale price.

Investments in open-end registered investment companies are valued at net asset value each business day.

Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, BlackRock Fund Advisors (“BFA”) seeks to determine the price that the Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BFA deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Securities Lending: The Master Portfolio may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master Portfolio earns dividend and interest on the securities loaned but does not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of

BLACKROCK FUNDS III	JUNE 30, 2011	31

Notes to Financial Statements (continued)	Russell 1000® Index Master Portfolio

insolvency or for any other reason, the Master Portfolio could experience delays and costs in gaining access to the collateral. The Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the period, the Master Portfolio accepted only cash collateral in connection with securities loaned.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolio’s financial statements and disclosures.

Offering Costs: Offering costs are accrued beginning with commencement of operations of the Russell 1000 Index Master Portfolio and are shown as offering costs in the Statement of Operations.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the return of the Master Portfolio and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Master Portfolio purchases or sells financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Master Portfolio and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Master Portfolio as unrealized appreciation or depreciation. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

Fair Value of Derivative Instruments as of June 30, 2011
Asset Derivatives
	Statement of Assets and Liabilities Location	Value
Equity Contracts	Net unrealized appreciation/depreciation*	$2,800

*	Includes cumulative unrealized appreciation/depreciation of financial futures contracts as reported in Schedule of Investments. Only the current day’s margin variation is reported within the Statement of Assets and Liabilities.

32	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (concluded)	Russell 1000® Index Master Portfolio

The Effect of Derivative Instruments on the Statement of Operations Period Ended June 30, 2011
	Net Realized Gain From Financial Futures Contracts	Net Change in Unrealized Appreciation on Financial Futures Contracts
Equity Contracts	$(17,809)	$8,263

For the period ended June 30, 2011, the average quarterly number of contracts and notional amount of outstanding financial futures contracts purchased was 3 and $164,438, respectively.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolio for 1940 Act purposes, but Barclays is not.

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement (the “Investment Advisory Agreement”) with BFA the Master Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of the Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays BFA a monthly fee based on a percentage of the Master Portfolio’s average daily net assets at an annual rate of 0.05%.

The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios.

MIP entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”) which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC may delegate certain of its administration duties to sub-administrators. BTC, in consideration thereof, has agreed to bear all of the Master Portfolio’s and MIP’s ordinary operating expenses excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BTC is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolio.

The Master Portfolio may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income affiliated in the Statement of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments excluding short-term securities for the period ended June 30, 2011, were $18,870,631 and $430,120, respectively.

5. Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

BLACKROCK FUNDS III	JUNE 30, 2011	33

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met on February 14 – 15, 2011 to consider the approval of the Master Fund’s proposed investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (“BlackRock”), the Master Fund’s investment advisor, on behalf of Russell 1000 Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund. The Agreement was the same agreement that had previously been approved by the Board of the Master Fund with respect to each of the other master portfolios of the Master Fund. BlackRock Russell 1000 Index Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolio. For simplicity, the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.” The Master Portfolio and the Portfolio commenced operations in March 2011.

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other funds managed by BlackRock or other BlackRock advisors, who are not “interested persons” of their respective funds.

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services to be provided to the Master Portfolio and the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Board Considerations in Approving the Agreement

The Approval Process: At an in-person meeting held on February 14-15, 2011, the Board reviewed materials relating to its consideration of the Agreement with respect to the Master Portfolio. The Board considered all factors it believed relevant with respect to the Master Portfolio and the Portfolio, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Master Portfolio; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Master Portfolio; and (h) other factors deemed relevant by the Board Members.

In determining to approve the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the February 2011 meeting relating to its consideration of the Agreement, including (a) fees and estimated expense ratios of each class of the Master Portfolio and the Portfolio, as applicable, and for a representative class of the Portfolio, in comparison to the fees and expense ratios of a peer group of funds; (b) information regarding BlackRock’s economic outlook for the Master Portfolio and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of Master Portfolio portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolio and the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the Independent Board Members, reviewed the nature, extent and

34	BLACKROCK FUNDS III	JUNE 30, 2011

Disclosure of Investment Advisory Agreement (continued)

quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Master Portfolio. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Master Portfolio, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services provided by BlackRock to the Master Portfolio under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Master Portfolio was consistent with the Master Portfolio’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related interestholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and non-investment advisory services to be provided by BlackRock and its affiliates and significant shareholders to the Master Portfolio and the Portfolio. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Master Portfolio with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board, including the Independent Board Members, considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the portfolio management team for the Master Portfolio. The Board also took into account the time and attention to be devoted by senior management of BlackRock to the Master Portfolio. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock: The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Master Portfolio because the Master Portfolio was newly organized and had not yet commenced operations as of the February 2011 meeting.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio: In connection with the initial approval of the Agreement with respect to the Master Portfolio, the Board, including the Independent Board Members, reviewed the Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) compared with the other funds in a peer group of funds. Both the peer group and the funds within the peer group (collectively, “Peers”) were selected by Lipper, Inc. (“Lipper”), which is not affiliated with BlackRock. It also compared the Portfolio’s estimated total expense ratio, as well as the Portfolio’s estimated actual management fee ratio, to those of its Peers. The Board considered the fee waivers and expense reimbursement arrangements in place, including the contractual agreement by BlackRock and BlackRock Institutional Trust Company, N.A. (“BTC”), the Portfolio’s administrator, to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Portfolio’s total operating expenses as a percentage of the Portfolio’s average daily net assets on a class-by-class basis, as applicable. Additionally, the Board noted information received at prior Board meetings concerning the services rendered, and the fee rates offered, to other clients advised by BlackRock.

The Board noted that the Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers.

Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Master Portfolio and the Portfolio had not commenced operations as of the date of the February 2011 meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Master Portfolio and the Portfolio. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized in respect of the management of the Master Portfolio in tandem with other portfolios of the Master Fund. Since the Master Portfolio is newly formed, BlackRock was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Master Portfolio grows and whether fee levels would reflect such economies of scale, if any.

BLACKROCK FUNDS III	JUNE 30, 2011	35

Disclosure of Investment Advisory Agreement (concluded)

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolio and the Portfolio, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

The Board, including all of the Independent Board Members, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Master Portfolio and Portfolio were consistent with those generally available to other mutual fund sponsors.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the Agreement between BlackRock and the Master Fund, with respect to the Master Portfolio, for a two-year term ending February 13, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its interestholders. The Board of the Fund, including the Independent Board Members, also considered the approval of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at a decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

36	BLACKROCK FUNDS III	JUNE 30, 2011

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

David O. Beim, Trustee

Richard S. Davis, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Ira P. Shapiro, Secretary

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Custodian

State Street Bank and Trust Company

Boston, MA 02101

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02101

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

New York, NY 10017

Address of the Funds

400 Howard Street

San Francisco, CA 94105

BLACKROCK FUNDS III	JUNE 30, 2011	37

Additional Information

General Information

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio vote proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

38	BLACKROCK FUNDS III	JUNE 30, 2011

[THIS PAGE INTENTIONALLY LEFT BLANK]

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#R1000-06/11

Dear Shareholder:

The recent downgrade of US long-term debt by Standard & Poor’s marked an historic event for financial markets. Stocks tumbled in the days before and after the announcement on August 5 as investors contemplated the pervasiveness of the lower US credit rating across asset classes and the future direction of the global economy. BlackRock was well prepared for the possibility of a downgrade and the firm had no need to execute any forced selling of securities in response to the S&P action. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets.

The pages that follow reflect your mutual fund’s reporting period ended June 30, 2011. Accordingly, the below discussion is intended to provide you with perspective on the performance of your investments during that period.

Economic conditions in the second quarter of 2011 were strikingly similar to the scenario of the same quarter last year. The sovereign debt crisis in Europe, tightening monetary policy in China and a global economic slowdown were again the key concerns that drove investors away from risky assets. The second-quarter correction in 2010 was significant, but markets were revived toward the end of the summer as positive economic news and robust corporate earnings whetted investor appetite for yield. The global economy had finally gained traction and investor fear turned to optimism with the anticipation of a second round of quantitative easing (“QE2”) from the US Federal Reserve Board (the “Fed”). Stock markets rallied despite the ongoing European debt crisis and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward, pushing prices down, especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles abounded.

The new year brought spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industry supply chains and concerns mounted over US debt and deficit issues. Equities quickly rebounded from each of these events as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Global credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors responded to the Fed’s early 2011 reaffirmation that it will keep interest rates low.

However, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader debt crisis and its further contagion among peripheral European countries. Concurrently, it became evident that the pace of global economic growth had slowed. Higher oil prices and supply chain disruptions in Japan finally caught up with economic data. Investors pulled back from riskier assets and stocks generally declined throughout most of May and June, but year-to-date performance in global equity markets was positive, and 12-month returns were remarkably strong. In bond markets, yields were volatile but generally moved lower for the period as a whole (pushing prices up). Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Markets generally moved higher despite heightened volatility during the reporting period.”

Total Returns as of June 30, 2011	6-month	12-month
US large cap equities (S&P 500 Index)	6.02%	30.69%
US small cap equities (Russell 2000 Index)	6.21	37.41
International equities (MSCI Europe, Australasia, Far East Index)	4.98	30.36
Emerging market equities (MSCI Emerging Markets Index)	0.88	27.80
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.16
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	3.26	1.88
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	2.72	3.90
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	4.42	3.48
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	4.98	15.53

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of 0.25% per year.

•	Class K Shares are not subject to any sales charge. Class K Shares bear no ongoing distribution or service fees and are available only to eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance data may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Figures shown in each of the performance tables on the precious pages assume reinvestment of all dividends and distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Fund’s administrator waived a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower. Dividends paid to each class of shares will vary because of the different levels of administration and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Statement of Assets and Liabilities	BlackRock Funds III

June 30, 2011 (Unaudited)	BlackRock ACWI ex-US Index Fund
Assets
Capital shares sold receivable	$20,000,000

Total assets	$20,000,000

Net Assets	$20,000,000

Net Assets Consist of
Paid-in capital	$20,000,000

Net Assets	$20,000,000

Net Asset Value
Institutional:
Net assets	$25,000

Shares outstanding, unlimited number of shares authorized, no par value	2,500

Net asset value	$10.00

Investor A:
Net assets	$25,000

Shares outstanding, unlimited number of shares authorized, no par value	2,500

Net asset value	$10.00

Class K:
Net assets	$19,950,000

Shares outstanding, unlimited number of shares authorized, no par value	1,995,000

Net asset value	$10.00

See Notes to Financial Statements.

Statement of Changes in Net Assets	BlackRock Funds III

BlackRock ACWI ex-US Index Fund
Increase in Net Assets:	Period Ended June 30, 2011[1] (Unaudited)
Capital Share Transactions
Net increase in net assets derived from capital share transactions	$20,000,000

Net Assets
Total increase in net assets	20,000,000
Beginning of period	–

End of period	$20,000,000

[1]	Commencement of operations.

See Notes to Financial Statements.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock ACWI ex-US Index Fund (the “Fund”), a series of BlackRock Funds III (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust. The Fund seeks to achieve its investment objective by investing substantially all of its assets in ACWI ex-US Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), which has the same investment objective and strategies as the Fund. The performance of the Fund is directly affected by the performance of the Master Portfolio. The Fund offers multiple classes of shares. Institutional, Investor A and Class K Shares are sold without a sales charge. Institutional and Class K Shares are available only to certain eligible investors. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Fund commenced operations on June 30, 2011.

The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio (99.99% of the total Master Portfolio assets as of June 30, 2011).

The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investments in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on trade date basis. The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but Barclays is not.

The Trust entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC is entitled to receive for these administration services an annual fee of 0.10% of the average daily net assets of the Fund.

From time to time, BTC may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BTC may delegate certain of its administration duties to sub-administrators. As of June 30, 2011, the Fund did not have any accrued expenses.

BTC and BlackRock Fund Advisors (“BFA”), the investment manager for the Master Portfolio, and BTC contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The expense limitations as a percentage of average daily net assets are as follows: 0.40% for Institutional, 0.65% for Investor A and 0.35% for Class K until July 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BTC in the following two years. The agreement may be terminated upon 90 days notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting shares.

The Fund entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A shareholders.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

3. Capital Share Transactions:

Transactions in capital shares for the Fund were as follows:

	Period Ended June 30, 2011[1]
Institutional	Shares	Amount
Shares sold	2,500	$25,000

Total issued	2,500	25,000

Net increase	2,500	$25,000

	Period Ended June 30, 2011[1]
Investor A	Shares	Amount
Shares sold	2,500	$25,000

Total issued	2,500	25,000

Net increase	2,500	$25,000

	Period Ended June 30, 2011[1]
Class K	Shares	Amount
Shares sold	1,995,000	$19,950,000

Total issued	1,995,000	19,950,000

Net increase	1,995,000	$19,950,000

[1]	Commencement of operations.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Master Portfolio Information

As of June 30, 2011

ACWI ex-US Index Master Portfolio
Ten Largest Holdings	Percent of Long-Term Investments
iShares MSCI South Korea Index Fund	3%
iShares MSCI ACWI ex US Index Fund	2
iShares S&P India Nifty 50 Index Fund	2
Nestle SA	1
HSBC Holdings Plc	1
BHP Billiton Ltd.	1
Novartis AG	1
BP Plc	1
Vodafone Group Plc	1
Royal Dutch Shell Plc Class A	1

ACWI ex-US Index Master Portfolio
Geographic Allocations	Percent of Long-Term Investments
United Kingdom	14%
Japan	14
Canada	8
United States	7
France	7
Germany	6
Australia	6
Switzerland	6
China	4
Taiwan	3
Brazil	2
Spain	2
Sweden	2
Hong Kong	2
Italy	2
Netherlands	2
South Africa	2
Russia	2
Other[1]	9

[1]

Other includes a 1% or less holding in each of the following countries: Egypt, Hungary, Moracco, New Zealand, Peru, Philippines, Austria, Colombia, Greece, Ireland, Portugal, Poland, Thailand, Turkey, Israel, Belgium, Indonesia, Norway, Denmark, Malaysia, Mexico and Singapore.

Schedule of Investments June 30, 2011 (Unaudited)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Exchange Traded Funds – 7.1%
iShares MSCI ACWI ex US Index Fund(a)	9,100	$409,864
iShares MSCI South Korea Index Fund(a)	10,300	669,500
iShares S&P India Nifty 50 Index Fund(a)	11,500	334,765

		1,414,129

Total Exchange Traded Funds – 7.1%		1,414,129

Common Stocks
Australia – 5.7%
AGL Energy Ltd.	490	7,685
AMP Ltd.	3,127	16,371
ASX Ltd.	170	5,542
Alumina Ltd.	2,342	5,291
Amcor Ltd.	1,392	10,730
Asciano Ltd.	3,068	5,387
Australia & New Zealand Banking Group Ltd.	2,995	70,542
BHP Billiton Ltd.	3,729	174,861
Bendigo & Adelaide Bank Ltd.	557	5,283
BlueScope Steel Ltd.	4,226	5,452
Boral Ltd.	1,098	5,172
Brambles Ltd.	1,561	12,066
CFS Retail Property Trust	2,605	5,062
CSL Ltd.	612	21,661
Coca-Cola Amatil Ltd.	617	7,544
Cochlear Ltd.	68	5,242
Commonwealth Bank of Australia	1,794	100,450
Computershare Ltd.	543	5,156
Crown Ltd.	552	5,277
Dexus Property Group	5,372	5,061
Echo Entertainment Group Ltd.(b)	1,183	5,205
Fairfax Media Ltd.	4,978	5,223
Fortescue Metals Group Ltd.	1,354	9,205
Foster’s Group Ltd.	2,126	11,722
GPT Group	1,903	6,438
Goodman Group	6,744	5,090
Iluka Resources Ltd.	453	8,138
Incitec Pivot Ltd.	1,810	7,480
Insurance Australia Group Ltd.	2,404	8,751
James Hardie Industries SE(b)	866	5,433
Leighton Holdings Ltd.	242	5,402
Lend Lease Group	555	5,330
MacArthur Coal Ltd.	466	5,463
Macquarie Group Ltd.	389	13,014
Metcash Ltd.	1,160	5,154
Mirvac Group	3,804	5,091
National Australia Bank Ltd.	2,505	68,709
Newcrest Mining Ltd.	877	35,407
OZ Minerals Ltd.	387	5,469
OneSteel Ltd.	2,709	5,365
Orica Ltd.	396	11,421
Origin Energy Ltd.	1,210	20,455
QBE Insurance Group Ltd.	1,218	22,494
QR National Ltd.(b)	1,646	5,956
Qantas Airways Ltd.(b)	2,620	5,161
Ramsay Health Care Ltd.	270	5,255
Rio Tinto Ltd.	500	44,425
Santos Ltd.	975	14,134
Sims Metal Management Ltd.	291	5,499

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Sonic Healthcare Ltd.	386	5,319
Stockland	2,522	9,207
Suncorp Group Ltd.	1,440	12,549
Tabcorp Holdings Ltd.	1,500	5,283
Tatts Group Ltd.	2,050	5,267
Telstra Corp. Ltd.	4,883	15,108
Toll Holdings Ltd.	1,008	5,234
Transurban Group	1,478	8,276
Wesfarmers Ltd.	1,169	39,861
Westfield Group	2,453	22,743
Westfield Retail Trust	3,004	8,716
Westpac Banking Corp.	3,490	83,172
Woodside Petroleum Ltd.	710	31,165
Woolworths Ltd.	1,385	41,147
WorleyParsons Ltd.	188	5,684

		1,140,455

Austria – 0.2%
Erste Group Bank AG	200	10,482
IMMOFINANZ AG(b)	1,249	5,324
OMV AG	168	7,338
Raiffeisen International Bank Holding AG	104	5,358
Telekom Austria AG	399	5,091
Verbund AG	117	5,089
Vienna Insurance Group AG	97	5,330
Voestalpine AG	104	5,740

		49,752

Belgium – 0.6%
Ageas	1,998	5,420
Anheuser-Busch InBev NV	932	54,051
Bekaert SA	66	5,024
Belgacom SA	144	5,135
Colruyt SA	107	5,352
Delhaize Group SA	110	8,245
Dexia SA(b)	1,738	5,410
Groupe Bruxelles Lambert SA	84	7,469
KBC Groep NV	154	6,051
Mobistar SA	67	5,088
Solvay SA	65	10,041
UCB SA	113	5,076
Umicore SA	120	6,544

		128,906

Brazil – 1.6%
ALL – America Latina Logistica SA	600	5,043
Anhanguera Educacional Participacoes SA	200	4,253
BM&F Bovespa SA	2,100	13,886
BR Malls Participacoes SA	500	5,713
BRF – Brasil Foods SA	700	11,874
Banco do Brasil SA	600	10,754
Banco Santander (Brasil) SA	700	8,200
CCR SA	200	5,946
CETIP Balcao Organizado de Ativos e Derivativos SA	300	4,637
CPFL Energia SA	200	2,855
Centrais Eletricas Brasileiras SA	400	5,349
Cielo SA	300	7,489
Companhia de Saneamento Basico do Estado de Sao Paulo	200	5,950
Companhia Hering SA	200	4,596
Companhia Siderurgica Nacional SA	800	9,827

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Cosan SA Industria e Comercio	300	4,724
Cyrela Brazil Realty SA	500	4,759
Diagnosticos da America SA	400	5,377
Duratex SA	600	5,073
Embraer SA	700	5,332
Fibria Celulose SA	400	5,262
Gafisa SA	1,000	4,756
Hypermarcas SA	500	4,705
Localiza Rent a Car SA	300	5,358
Lojas Renner SA	100	3,809
MRV Engenharia e Participacoes SA	600	4,977
Natura Cosmeticos SA	200	4,993
OGX Petroleo e Gas Participacoes SA(b)	1,400	13,075
Odontoprev SA	300	4,993
PDG Realty SA Empreendimentos e Participacoes	1,100	6,189
Petroleo Brasileiro SA	3,400	57,129
Porto Seguro SA	300	4,666
Redecard SA	300	4,516
Souza Cruz SA	400	5,085
Totvs SA	300	5,530
Tractebel Energia SA	300	5,281
Usinas Siderurgicas de Minas Gerais SA	300	4,509
Vale SA	1,500	47,518

		323,988

Canada – 7.8%
ARC Resources Ltd.	318	8,241
Agnico-Eagle Mines Ltd.	196	12,384
Agrium, Inc.	180	15,795
Alimentation Couche Tard, Inc.	177	5,157
Athabasca Oil Sands Corp.(b)	300	4,725
BCE, Inc.	280	10,973
Bank of Montreal	653	41,510
Bank of Nova Scotia	1,250	75,251
Barrick Gold Corp.	1,150	52,180
Baytex Energy Corp.	111	6,064
Bell Aliant, Inc.	174	5,178
Bombardier, Inc.	1,595	11,486
Bonavista Energy Corp.	177	5,240
Brookfield Asset Management Inc., Class A	633	21,048
Brookfield Office Properties, Inc.	264	5,096
CAE, Inc.	377	5,082
CGI Group Inc., Class A(b)	220	5,428
CI Financial Corp.	217	5,149
Cameco Corp.	431	11,361
Canadian Imperial Bank of Commerce	453	35,743
Canadian National Railway Co.	531	42,443
Canadian Natural Resources Ltd.	1,263	52,910
Canadian Oil Sands Ltd.	548	15,802
Canadian Pacific Railway Ltd.	194	12,095
Canadian Tire Corp. Ltd., Class A	80	5,231
Canadian Utilities Ltd.	90	5,224
Cenovus Energy, Inc.	889	33,530
Centerra Gold, Inc.	300	4,974
Crescent Point Energy Corp.	270	12,469
Eldorado Gold Corp.	605	8,921
Enbridge, Inc.	824	26,775
EnCana Corp.	865	26,691
Enerplus Corp.	176	5,553
Fairfax Financial Holdings Ltd.	22	8,799
Finning International, Inc.	173	5,127
First Quantum Minerals Ltd.	97	14,133

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Fortis, Inc.	205	6,872
Franco-Nevada Corp.	135	5,036
George Weston Ltd.	71	5,145
Gildan Activewear, Inc.	148	5,212
Goldcorp, Inc.	919	44,422
Great-West Lifeco, Inc.	322	8,501
Husky Energy, Inc.	304	8,284
IAMGOLD Corp.	412	7,744
IGM Financial, Inc.	125	6,547
Imperial Oil Ltd.	340	15,825
Industrial Alliance Insurance & Financial Services, Inc.	123	5,111
Inmet Mining Corp.	73	5,249
Intact Financial Corp.	132	7,577
Ivanhoe Mines Ltd.(b)	288	7,272
Kinross Gold Corp.	1,279	20,184
Loblaw Cos. Ltd.	127	5,126
MEG Energy Corp.(b)	100	5,214
Magna International Inc., Class A	250	13,509
Manulife Financial Corp.	2,033	35,979
Metro Inc., Class A	104	5,171
National Bank of Canada	184	14,913
Nexen, Inc.	590	13,290
Niko Resources Ltd.	81	5,053
Onex Corp.	137	5,305
Open Text Corp.(b)	81	5,189
Osisko Mining Corp.(b)	335	5,203
Pacific Rubiales Energy Corp.	288	7,714
Pan American Silver Corp.	169	5,231
Pengrowth Energy Corp.	413	5,199
Penn West Petroleum Ltd.	508	11,722
Potash Corp. of Saskatchewan, Inc.	991	56,558
Power Corp. of Canada	387	10,783
Power Financial Corp.	272	8,382
Progress Energy Resources Corp.	357	5,079
Research In Motion Ltd.(b)	532	15,369
RioCan Real Estate Investment Trust	189	5,080
Ritchie Bros Auctioneers, Inc.	193	5,311
Rogers Communications, Inc. Class B	469	18,559
Royal Bank of Canada	1,659	94,768
SNC-Lavalin Group, Inc.	164	10,006
Saputo, Inc.	144	6,940
Shaw Communications, Inc. Class B	407	9,274
Shoppers Drug Mart Corp.	253	10,407
Silver Wheaton Corp.	397	13,093
Sun Life Financial, Inc.	650	20,259
Suncor Energy, Inc.	1,817	71,166
TELUS Corp.	165	8,689
TMX Group, Inc.	113	5,128
Talisman Energy, Inc.	1,175	24,119
Teck Resources Ltd. Class B	666	33,828
Thomson Reuters Corp.	429	16,096
Tim Hortons, Inc.	186	9,076
The Toronto-Dominion Bank	1,023	86,686
Tourmaline Oil Corp.(b)	200	6,640
TransAlta Corp.	240	5,120
TransCanada Corp.	797	34,974
Valeant Pharmaceuticals International, Inc.	324	16,836
Vermilion Energy, Inc.	100	5,284
Viterra, Inc.	481	5,223

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Yamana Gold, Inc.	816	9,520

		1,554,820

China – 4.0%
Agile Property Holdings Ltd.	4,000	6,200
Agricultural Bank of China Ltd. Class H	18,000	9,461
Air China Ltd. Class H	4,000	4,143
Alibaba.com Ltd.	3,000	4,781
Aluminum Corp. of China Ltd. Class H	6,000	5,058
Anhui Conch Cement Co. Ltd. Class H	1,000	4,678
Bank of China Ltd. Class H	67,000	32,634
Bank of Communications Co. Ltd. Class H	7,000	6,702
Beijing Enterprises Holdings Ltd.	1,000	5,211
Belle International Holdings Ltd.	4,000	8,431
Brilliance China Automotive Holdings Ltd.(b)	4,000	4,513
Byd Co. Ltd. Class H(b)	1,500	4,848
CNOOC Ltd.	20,000	46,676
COSCO Pacific Ltd.	2,000	3,516
CSR Corp. Ltd.	5,000	4,697
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. Class H	2,600	4,952
China Agri-Industries Holdings Ltd.	5,000	5,295
China BlueChemical Ltd. Class H	6,000	4,958
China Citic Bank Corp. Ltd. Class H(b)	8,000	4,986
China Coal Energy Co. Ltd. Class H	4,000	5,387
China Communications Construction Co. Ltd. Class H	6,000	5,159
China Construction Bank Corp. Class H	55,000	45,590
China COSCO Holdings Co. Ltd. Class H	6,500	5,079
China Life Insurance Co. Ltd. Class H	8,000	27,348
China Longyuan Power Group Corp. Class H	5,000	4,839
China Mengniu Dairy Co. Ltd.	2,000	6,734
China Merchants Bank Co. Ltd. Class H	4,000	9,664
China Merchants Holdings International Co. Ltd.	2,000	7,724
China Minsheng Banking Corp. Ltd. Class H	5,500	5,068
China Mobile Ltd.	7,000	64,771
China National Building Material Co. Ltd. Class H	2,000	3,922
China Oilfield Services Ltd. Class H	2,000	3,640
China Overseas Land & Investment Ltd.	4,000	8,574
China Pacific Insurance Group Co. Ltd. Class H	1,400	5,802
China Petroleum & Chemical Corp. Class H	18,000	18,113
China Resources Cement Holdings Ltd.	6,000	5,644
China Resources Enterprise Ltd.	2,000	8,173
China Resources Land Ltd.	2,000	3,619
China Resources Power Holdings Co. Ltd.	2,000	3,902
China Shanshui Cement Group Ltd.	4,000	4,621
China Shenhua Energy Co. Ltd. Class H	4,000	19,071
China Taiping Insurance Holdings Co. Ltd.(b)	2,200	4,970
China Telecom Corp. Ltd. Class H	16,000	10,363
China Unicom Hong Kong Ltd.	6,000	12,091
China Yurun Food Group Ltd.	2,000	5,629
Citic Pacific Ltd.	2,000	4,991
Country Garden Holdings Co.	12,000	5,274
Dongfeng Motor Group Co. Ltd. Class H	2,000	3,778
ENN Energy Holdings Ltd.	2,000	6,786
Evergrande Real Estate Group Ltd.	8,000	5,213
GCL-Poly Energy Holdings Ltd.	10,000	5,179
GOME Electrical Appliances Holding Ltd.	13,000	5,196
Guangzhou Automobile Group Co. Ltd. Class H	4,000	4,884
Hengan International Group Co. Ltd.	1,000	8,970
Hengdeli Holdings Ltd.	8,000	4,226
Huabao International Holdings Ltd.	5,000	4,549
Huaneng Power International, Inc. Class H	10,000	5,256

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Industrial & Commercial Bank of China Ltd. Class H	70,000	53,166
Inner Mongolia Yitai Coal Co.	900	5,259
Jiangxi Copper Co. Ltd. Class H	2,000	6,644
Kingboard Chemical Holdings Ltd.	1,000	4,627
Kunlun Energy Co. Ltd.	2,000	3,439
Lenovo Group Ltd.	10,000	5,719
Longfor Properties Co. Ltd.	3,500	5,380
PICC Property & Casualty Co. Ltd. Class H(b)	4,000	6,806
Parkson Retail Group Ltd.	3,500	5,119
PetroChina Co. Ltd. Class H	24,000	35,100
Ping An Insurance (Group) Co. of China Ltd. Class H	2,000	20,652
Renhe Commercial Holdings Co. Ltd.	26,000	5,012
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	4,000	5,768
Shanghai Electric Group Co. Ltd. Class H	10,000	5,282
Shanghai Industrial Holdings Ltd.	1,000	3,675
Shimao Property Holdings Ltd.	4,000	4,935
Shougang Fushan Resources Group Ltd.	8,000	4,884
Sinopharm Group Co. Ltd. Class H	1,600	5,377
Tencent Holdings Ltd.	1,100	29,856
Tingyi Cayman Islands Holding Corp.	2,000	6,182
Want Want China Holdings Ltd.	5,000	4,851
Weichai Power Co. Ltd. Class H	1,000	5,835
Yanzhou Coal Mining Co. Ltd. Class H	2,000	7,608
ZTE Corp. Class H	1,400	5,074
Zhaojin Mining Industry Co. Ltd. Class H	2,500	5,141
Zijin Mining Group Co. Ltd. Class H	10,000	5,012

		797,942

Colombia – 0.2%
Almacenes Exito SA	343	4,740
BanColombia SA	305	5,024
Ecopetrol SA	4,536	9,825
Grupo de Inversiones Suramericana SA	231	4,925
Interconexion Electrica SA	707	5,129
Inversiones Argos SA	459	4,945

		34,588

Denmark – 0.7%
AP Moller – Maersk A/S Class A	2	17,245
AP Moller – Maersk A/S Class B	1	8,273
Carlsberg A/S Class B	116	12,615
Coloplast A/S Class B	35	5,313
DSV A/S	219	5,249
Danske Bank A/S(b)	691	12,794
Novo Nordisk A/S Class B	478	59,975
Novozymes A/S Class B	46	7,484
Pandora A/S	167	5,246
TDC A/S(b)	569	5,192
Vestas Wind Systems A/S(b)	225	5,226
William Demant Holding A/S(b)	59	5,324

		149,936

Egypt – 0.1%
Commercial International Bank SAE	1,034	5,156
Orascom Construction Industries	112	5,060

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Orascom Telecom Holding SAE(b)	7,258	4,961

		15,177

Finland – 0.7%
Elisa OYJ	248	5,340
Fortum OYJ	493	14,274
Kesko OYJ Class B	113	5,256
Kone OYJ Class B	167	10,491
Metso OYJ	134	7,610
Neste Oil OYJ	334	5,235
Nokia OYJ	4,233	27,433
Nokian Renkaat OYJ	110	5,518
Orion OYJ, Class B	208	5,359
Pohjola Bank Plc	426	5,509
Rautaruukki OYJ	243	5,489
Sampo OYJ	476	15,369
Stora Enso OYJ Class R	564	5,916
UPM-Kymmene OYJ	591	10,805
Wartsila OYJ	160	5,403

		135,007

France – 7.0%
AXA SA	2,006	45,575
Accor SA	158	7,064
Aeroports de Paris	55	5,173
Air France-KLM(b)	335	5,141
Air Liquide SA	327	46,860
Alcatel-Lucent(b)	2,602	15,045
ALSTOM SA	232	14,302
ArcelorMittal	981	34,128
Arkema SA	52	5,352
Atos Origin SA	96	5,423
BNP Paribas SA	1,108	85,510
Bouygues SA	259	11,384
Bureau Veritas SA	61	5,151
CNP Assurances SA	239	5,210
Cap Gemini SA	156	9,138
Carrefour SA(b)	671	27,551
Casino Guichard-Perrachon SA	56	5,277
Christian Dior SA	61	9,596
Compagnie de Saint-Gobain	453	29,329
Compagnie Generale d’Optique Essilor International SA	219	17,759
Compagnie Generale de Geophysique-Veritas(b)	149	5,487
Compagnie Generale des Etablissements Michelin Class B	196	19,164
Credit Agricole SA	1,067	16,042
Danone SA	663	49,456
Dassault Systemes SA	61	5,192
EDF SA	266	10,453
Edenred SA	175	5,338
Eiffage SA	81	5,359
Eurazeo	73	5,332
European Aeronautic Defence & Space Co. N.V.	456	15,259
Eutelsat Communications SA	116	5,214
Fonciere Des Regions	49	5,190
France Telecom SA	2,139	45,479
GDF Suez	1,422	52,027
Gecina SA	37	5,170
Groupe Eurotunnel SA	522	5,835
Icade	42	5,178
Iliad SA	38	5,098
Imerys SA	75	5,284

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

JCDecaux SA(b)	164	5,256
Klepierre	126	5,200
L’Oreal SA	274	35,578
LVMH Moet Hennessy Louis Vuitton SA	284	51,099
Lafarge SA	219	13,953
Lagardere SCA	124	5,238
Legrand SA	223	9,391
Natixis	1,049	5,262
Neopost SA	62	5,325
PPR SA	86	15,312
Pernod Ricard SA	228	22,469
Peugeot SA	168	7,519
Publicis Groupe SA	134	7,470
Renault SA	213	12,626
SCOR SE	187	5,314
SES SA	335	9,401
Safran SA	183	7,814
Sanofi-aVENTIS	1,289	103,609
Schneider Electric SA	281	46,933
Societe BIC SA	54	5,217
Societe Generale	727	43,131
Societe Television Francaise 1	291	5,291
Sodexo	105	8,230
Suez Environnement SA	259	5,165
Technip SA	110	11,791
Thales SA	123	5,303
Total SA	2,457	142,064
Unibail-Rodamco SE	103	23,811
Vallourec SA	124	15,100
Veolia Environnement SA	383	10,800
Vinci SA	504	32,276
Vivendi SA	1,410	39,199
Wendel SA	45	5,532

		1,389,204

Germany – 5.6%
Adidas AG	238	18,875
Allianz SE	524	73,184
Axel Springer AG	107	5,284
Lufthansa Airlines	234	5,097
BASF SE	1,063	104,138
Bayer AG	954	76,682
Bayerische Motoren Werke AG	379	37,811
Beiersdorf AG	112	7,267
Brenntag AG	46	5,346
Celesio AG	266	5,303
Commerzbank AG(b)	4,057	17,464
Continental AG(b)	89	9,349
Daimler AG	1,046	78,709
Deutsche Bank AG	1,073	63,394
Deutsche Boerse AG	216	16,410
Deutsche Post AG	926	17,789
Deutsche Telekom AG	3,262	51,148
E.ON AG	2,081	59,091
Fraport AG Frankfurt Airport Services Worldwide	64	5,145
Fresenius Medical Care AG & Co. KGaA	214	15,994
Fresenius SE & Co. KGaA	122	12,732
GEA Group AG	168	6,013
Hannover Rueckversicherung AG	103	5,371
HeidelbergCement AG	152	9,702
Henkel AG & Co. KGaA	138	7,908
Hochtief AG	64	5,345

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Infineon Technologies AG	1,205	13,543
K+S AG	198	15,215
Kabel Deutschland Holding AG(b)	82	5,041
Lanxess AG	87	7,139
Linde AG	193	33,830
MAN SE	118	15,733
Merck KGaA	69	7,497
Metro AG	149	9,028
Muenchener Rueckversicherungs AG	215	32,871
RWE AG	475	26,332
SAP AG	1,059	64,103
Salzgitter AG	71	5,413
Siemens AG	955	131,122
Suedzucker AG	148	5,258
ThyssenKrupp AG	373	19,379
United Internet AG	249	5,233
Volkswagen AG	28	5,143
Wacker Chemie AG	25	5,404

		1,127,835

Greece – 0.2%
Alpha Bank AE(b)	1,018	5,122
Bank of Cyprus PCL	1,707	5,024
Coca Cola Hellenic Bottling Co. SA(b)	189	5,075
Hellenic Telecommunications Organization SA	570	5,314
National Bank of Greece SA(b)	989	7,069
OPAP SA	340	5,299

		32,903

Hong Kong – 1.9%
AIA Group Ltd.(b)	8,800	30,478
ASM Pacific Technology Ltd.	400	5,480
BOC Hong Kong Holdings Ltd.	4,000	11,618
Bank of East Asia Ltd.	1,600	6,570
CLP Holdings Ltd.	2,000	17,722
Cathay Pacific Airways Ltd.	2,000	4,632
Cheung Kong Holdings Ltd.	2,000	29,250
Cheung Kong Infrastructure Holdings Ltd.	1,000	5,192
Esprit Holdings Ltd.	1,700	5,287
Galaxy Entertainment Group Ltd.(b)	3,000	6,415
Hang Lung Group Ltd.	1,000	6,336
Hang Lung Properties Ltd.	3,000	12,299
Hang Seng Bank Ltd.	900	14,377
Henderson Land Development Co. Ltd.	1,000	6,445
Hong Kong & China Gas Co. Ltd.	5,000	11,361
Hong Kong Exchanges & Clearing Ltd.	1,200	25,153
Hopewell Holdings Ltd.	1,500	4,752
Hutchison Whampoa Ltd.	2,000	21,590
Hysan Development Co. Ltd.	1,000	4,941
Kerry Properties Ltd.	1,000	4,819
Li & Fung Ltd.	6,000	11,952
The Link REIT	2,500	8,530
MTR Corp.	1,500	5,320
New World Development Ltd.	3,000	4,534
PCCW Ltd.	12,000	5,166
Power Assets Holdings Ltd.	1,500	11,354
SJM Holdings Ltd.	2,000	4,734
Sands China Ltd.(b)	2,400	6,477
Shangri-La Asia Ltd.	2,000	4,894
Sino Land Co. Ltd.	4,000	6,405
Sun Hung Kai Properties Ltd.	2,000	29,121

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Swire Pacific Ltd. Class A	1,000	14,689
Wharf Holdings Ltd.	2,000	13,892
Wheelock & Co. Ltd.	1,000	4,010
Wing Hang Bank Ltd.	500	5,472
Wynn Macau Ltd.	1,600	5,213
Yue Yuen Industrial Holdings Ltd.	1,500	4,761

		381,241

Hungary – 0.1%
MOL Hungarian Oil & Gas Plc(b)	44	5,046
OTP Bank Plc	269	8,762
Richter Gedeon Nyrt	26	5,140

		18,948

Indonesia – 0.6%
PT Adaro Energy Tbk	18,000	5,143
PT Astra International Tbk	2,500	18,527
PT Bank Central Asia Tbk	13,500	12,043
PT Bank Danamon Indonesia Tbk	7,500	5,247
PT Bank Mandiri Tbk	10,000	8,396
PT Bank Negara Indonesia Persero Tbk	11,500	5,196
PT Bank Rakyat Indonesia Persero Tbk	12,000	9,096
PT Bumi Resources Tbk	14,500	4,988
PT Gudang Garam Tbk	1,000	5,807
PT Indo Tambangraya Megah	1,000	5,218
PT Indocement Tunggal Prakarsa Tbk	2,500	4,971
PT Indofood Sukses Makmur Tbk	7,500	5,029
PT Perusahaan Gas Negara	11,000	5,163
PT Semen Gresik Persero Tbk	4,500	5,038
PT Tambang Batubara Bukit Asam Tbk	2,000	4,851
PT Telekomunikasi Indonesia Tbk	11,000	9,428
PT Unilever Indonesia Tbk	3,000	5,212
PT United Tractors Tbk	2,000	5,807

		125,160

Ireland – 0.2%
CRH Plc	833	18,442
Elan Corp. Plc(b)	574	6,656
Kerry Group Plc	139	5,747

		30,845

Israel – 0.5%
Bank Hapoalim BM(b)	1,028	5,112
Bank Leumi Le-Israel BM	1,138	5,351
Bezeq The Israeli Telecommunication Corp., Ltd.	2,031	5,118
Israel Chemicals Ltd.	510	8,094
The Israel Corp. Ltd.	5	5,437
Israel Discount Bank Ltd.(b)	2,497	4,902
Makhteshim-Agan Industries Ltd.(b)	896	5,004
NICE Systems Ltd.(b)	141	5,077
Teva Pharmaceutical Industries Ltd.	1,083	52,073

		96,168

Italy – 1.8%
A2A SpA	3,351	5,218
Assicurazioni Generali SpA	1,323	27,909
Atlantia SpA	358	7,620
Banca Monte dei Paschi di Siena SpA	7,108	5,385

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Banco Popolare SC	2,318	5,340
ENI SpA	2,791	65,999
Enel Green Power SpA	1,823	5,027
Enel SpA	7,569	49,427
Exor SpA	171	5,343
Fiat Industrial SpA(b)	826	10,658
Fiat SpA	839	9,208
Finmeccanica SpA	436	5,275
Intesa Sanpaolo SpA	11,437	30,444
Luxottica Group SpA	165	5,292
Mediaset SpA	1,140	5,358
Mediobanca SpA	524	5,307
Parmalat SpA(b)	1,345	5,058
Pirelli & C SpA	488	5,271
Prysmian SpA	263	5,289
Saipem SpA	297	15,330
Snam Rete Gas SpA	1,714	10,149
Telecom Italia SpA	10,348	14,395
Tenaris SA	531	12,125
Terna Rete Elettrica Nazionale SpA	1,172	5,448
UniCredit SpA	15,327	32,444
Unione di Banche Italiane ScpA	921	5,184

		359,503

Japan – 13.6%
Advantest Corp.	300	5,468
Aeon Co. Ltd.	700	8,390
Aisin Seiki Co. Ltd.	200	7,677
Ajinomoto Co., Inc.	1,000	11,800
All Nippon Airways Co. Ltd.	2,000	6,488
Amada Co. Ltd.	1,000	7,628
Asahi Breweries Ltd.	400	7,999
Asahi Glass Co. Ltd.	1,000	11,590
Asahi Kasei Corp.	1,000	6,686
Astellas Pharma, Inc.	500	19,286
The Bank of Kyoto Ltd.	1,000	9,151
The Bank of Yokohama Ltd.	1,000	4,965
Benesse Holdings, Inc.	100	4,278
Bridgestone Corp.	700	16,001
Brother Industries Ltd.	400	5,869
Canon, Inc.	1,300	61,330
Casio Computer Co. Ltd.	700	4,897
Central Japan Railway Co.	2	15,651
The Chiba Bank Ltd.	1,000	6,216
Chubu Electric Power Co., Inc.	800	15,552
Chugai Pharmaceutical Co. Ltd.	300	4,889
The Chugoku Electric Power Co., Inc.	300	5,171
Credit Saison Co. Ltd.	300	5,004
Dai Nippon Printing Co. Ltd.	1,000	11,181
The Dai-ichi Life Insurance Co. Ltd.	10	13,905
Daido Steel Co. Ltd.	1,000	6,637
Daiichi Sankyo Co. Ltd.	700	13,600
Daikin Industries Ltd.	300	10,542
Daito Trust Construction Co. Ltd.	100	8,432
Daiwa Securities Group, Inc.	2,000	8,742
Dena Co. Ltd.	100	4,278
Denki Kagaku Kogyo KK	1,000	4,780
Denso Corp.	500	18,462
Dentsu, Inc.	200	5,869
East Japan Railway Co.	400	22,784
Eisai Co. Ltd.	300	11,646
Electric Power Development Co. Ltd.	200	5,386

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Elpida Memory, Inc.(b)	400	4,656
FANUC Corp.	200	33,135
FUJIFILM Holdings Corp.	500	15,472
FamilyMart Co. Ltd.	100	3,653
Fast Retailing Co. Ltd.	100	16,060
Fuji Heavy Industries Ltd.	1,000	7,702
Fujitsu Ltd.	2,000	11,342
Fukuoka Financial Group, Inc.	1,000	4,148
Furukawa Electric Co. Ltd.	1,000	4,136
GS Yuasa Corp.	1,000	6,625
The Gunma Bank Ltd.	1,000	5,250
The Hachijuni Bank Ltd.	1,000	5,584
Hamamatsu Photonics KK	100	4,290
Hirose Electric Co. Ltd.	100	10,178
The Hiroshima Bank Ltd.	1,000	4,334
Hisamitsu Pharmaceutical Co., Inc.	100	4,241
Hitachi Chemical Co. Ltd.	300	5,910
Hitachi Construction Machinery Co. Ltd.	200	4,443
Hitachi Ltd.	5,000	29,284
Hokkaido Electric Power Co., Inc.	300	4,967
Hokuhoku Financial Group, Inc.	3,000	5,906
Hokuriku Electric Power Co.	300	5,698
Honda Motor Co. Ltd.	1,900	72,579
Hoya Corp.	500	10,983
IHI Corp.	2,000	5,126
ITOCHU Corp.	1,700	17,535
Ibiden Co. Ltd.	200	6,204
Inpex Corp.	3	21,991
Isetan Mitsukoshi Holdings Ltd.	500	4,860
Isuzu Motors Ltd.	1,000	4,693
The Iyo Bank Ltd.	1,000	9,151
J Front Retailing Co. Ltd.	1,000	4,383
JFE Holdings, Inc.	500	13,645
JS Group Corp.	300	7,682
JSR Corp.	300	5,765
JTEKT Corp.	300	4,380
JX Holdings, Inc.	2,500	16,685
Japan Real Estate Investment Corp.	1	9,794
Japan Retail Fund Investment Corp.	4	6,132
The Japan Steel Works Ltd.	1,000	6,798
Japan Tobacco, Inc.	5	19,162
The Joyo Bank Ltd.	1,000	4,173
Jupiter Telecommunications Co. Ltd.	5	5,572
KDDI Corp.	4	28,579
Kajima Corp.	2,000	5,696
Kamigumi Co. Ltd.	1,000	9,299
The Kansai Electric Power Co., Inc.	800	15,849
Kansai Paint Co. Ltd.	1,000	9,052
Kao Corp.	600	15,676
Kawasaki Heavy Industries Ltd.	1,000	3,950
Kawasaki Kisen Kaisha Ltd.	1,000	3,467
Keikyu Corp.	1,000	7,182
Keio Corp.	1,000	5,485
Kintetsu Corp.	2,000	6,389
Kirin Holdings Co. Ltd.	1,000	13,856
Kobe Steel Ltd.	2,000	4,507
Komatsu Ltd.	1,100	34,011
Konami Corp.	200	4,695
Konica Minolta Holdings, Inc.	500	4,142
Kubota Corp.	1,000	8,779
Kuraray Co. Ltd.	400	5,820
Kurita Water Industries Ltd.	200	5,924

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Kyocera Corp.	200	20,183
Kyowa Hakko Kirin Co. Ltd.	1,000	9,473
Kyushu Electric Power Co., Inc.	400	7,167
Lawson, Inc.	100	5,219
MEIJI Holdings Co. Ltd.	100	4,191
MS&AD Insurance Group Holdings	600	13,938
Makita Corp.	100	4,619
Marubeni Corp.	2,000	13,175
Mazda Motor Corp.(b)	2,000	5,225
McDonald’s Holdings Co. Japan Ltd.	200	5,072
Miraca Holdings, Inc.	100	4,030
Mitsubishi Chemical Holdings Corp.	1,500	10,550
Mitsubishi Corp.	1,500	37,147
Mitsubishi Electric Corp.	2,000	23,031
Mitsubishi Estate Co. Ltd.	1,000	17,410
Mitsubishi Gas Chemical Co., Inc.	1,000	7,268
Mitsubishi Heavy Industries Ltd.	3,000	14,004
Mitsubishi Materials Corp.	2,000	6,241
Mitsubishi Motors Corp.(b)	4,000	4,854
Mitsubishi Tanabe Pharma Corp.	300	4,996
Mitsubishi UFJ Financial Group, Inc.	14,700	70,988
Mitsubishi UFJ Lease & Finance Co. Ltd.	130	4,990
Mitsui & Co. Ltd.	2,000	34,274
Mitsui Chemicals, Inc.	1,000	3,616
Mitsui Fudosan Co. Ltd.	1,000	17,063
Mitsui OSK Lines Ltd.	1,000	5,337
Mizuho Financial Group, Inc.	23,500	38,410
Murata Manufacturing Co. Ltd.	200	13,249
NEC Corp.(b)	2,000	4,532
NKSJ Holdings, Inc.	2,000	13,101
NOK Corp.	300	5,100
NSK Ltd.	1,000	9,894
NTN Corp.	1,000	5,646
NTT Data Corp.	2	6,590
NTT DoCoMo, Inc.	18	31,872
Nabtesco Corp.	200	4,799
Namco Bandai Holdings, Inc.	400	4,785
Nidec Corp.	100	9,212
Nikon Corp.	400	9,356
Nintendo Co. Ltd.	100	18,660
Nippon Building Fund, Inc.	1	9,733
Nippon Express Co. Ltd.	1,000	4,024
Nippon Paper Group, Inc.	200	4,413
Nippon Sheet Glass Co. Ltd.	2,000	6,166
Nippon Steel Corp.	6,000	19,317
Nippon Telegraph & Telephone Corp.	500	23,929
Nippon Yusen KK	1,000	3,690
Nissan Motor Co. Ltd.	2,800	29,193
Nitori Holdings Co. Ltd.	50	4,724
Nitto Denko Corp.	200	10,067
Nomura Holdings, Inc.	4,000	19,614
Nomura Research Institute Ltd.	200	4,346
OJI Paper Co. Ltd.	1,000	4,767
ORIX Corp.	120	11,575
Obayashi Corp.	1,000	4,334
Odakyu Electric Railway Co. Ltd.	1,000	7,900
Olympus Corp.	200	6,689
Omron Corp.	200	5,518
Ono Pharmaceutical Co. Ltd.	100	5,324
Oriental Land Co. Ltd/Japan	100	8,445
Osaka Gas Co. Ltd.	2,000	7,553
Otsuka Holdings Co. Ltd.	300	7,912

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Panasonic Corp.	2,500	30,337
Rakuten, Inc.	9	9,261
Resona Holdings, Inc.	2,000	9,361
Ricoh Co. Ltd.	1,000	11,008
Rinnai Corp.	100	7,182
Rohm Co. Ltd.	100	5,690
SMC Corp. /Japan	100	17,880
Sankyo Co. Ltd.	100	5,132
Santen Pharmaceutical Co. Ltd.	100	4,037
Secom Co. Ltd.	200	9,522
Sega Sammy Holdings, Inc.	300	5,754
Seiko Epson Corp.	300	5,156
Sekisui Chemical Co. Ltd.	1,000	8,482
Sekisui House Ltd.	1,000	9,237
Seven & I Holdings Co. Ltd.	800	21,367
Sharp Corp. /Japan	1,000	9,052
Shikoku Electric Power Co., Inc.	200	4,520
Shimadzu Corp.	1,000	9,089
Shimamura Co. Ltd.	100	9,485
Shimano, Inc.	100	5,467
Shimizu Corp.	1,000	4,136
Shin-Etsu Chemical Co. Ltd.	500	26,591
Shionogi & Co. Ltd.	300	4,885
Shiseido Co. Ltd.	400	7,424
The Shizuoka Bank Ltd.	1,000	9,138
Showa Denko KK	2,000	4,111
Softbank Corp.	1,000	37,519
Sojitz Corp.	2,800	5,201
Sony Corp.	1,100	28,835
Sony Financial Holdings, Inc.	300	5,383
Stanley Electric Co. Ltd.	300	5,219
Sumco Corp.(b)	300	5,022
Sumitomo Chemical Co. Ltd.	2,000	9,906
Sumitomo Corp.	1,200	16,181
Sumitomo Electric Industries Ltd.	800	11,560
Sumitomo Heavy Industries Ltd.	1,000	6,909
Sumitomo Metal Industries Ltd.	4,000	8,915
Sumitomo Metal Mining Co. Ltd.	1,000	16,283
Sumitomo Mitsui Financial Group, Inc.	1,500	45,840
Sumitomo Mitsui Trust Holdings, Inc.	3,000	10,364
Sumitomo Rubber Industries Ltd.	400	4,804
Suzuki Motor Corp.	400	8,940
Sysmex Corp.	100	3,739
T&D Holdings, Inc.	300	7,077
TDK Corp.	100	5,461
THK Co. Ltd.	200	5,052
TOTO Ltd.	1,000	7,714
Taisei Corp.	2,000	4,557
Taiyo Nippon Sanso Corp.	1,000	7,912
Takashimaya Co. Ltd.	1,000	6,847
Takeda Pharmaceutical Co. Ltd.	900	41,400
Teijin Ltd.	1,000	4,371
Terumo Corp.	200	10,736
Tobu Railway Co. Ltd.	1,000	4,185
Toho Co. Ltd/Tokyo	300	4,952
Toho Gas Co. Ltd.	1,000	5,386
Tohoku Electric Power Co., Inc.	500	7,188
Tokio Marine Holdings, Inc.	800	22,239
The Tokyo Electric Power Co., Inc.	1,300	5,248
Tokyo Electron Ltd.	200	10,822
Tokyo Gas Co. Ltd.	3,000	13,484
Tokyu Corp.	1,000	4,136

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Tokyu Land Corp.	1,000	4,210
Toppan Printing Co. Ltd.	1,000	7,702
Toray Industries, Inc.	2,000	14,661
Toshiba Corp.	5,000	26,127
Tosoh Corp.	1,000	3,987
Toyo Seikan Kaisha Ltd.	300	5,004
Toyota Industries Corp.	200	6,550
Toyota Motor Corp.	3,200	130,758
Toyota Tsusho Corp.	300	5,100
Trend Micro, Inc.	200	6,164
Tsumura & Co.	200	6,365
USS Co. Ltd.	70	5,400
Ube Industries Ltd/Japan	2,000	5,968
Unicharm Corp.	100	4,346
Ushio, Inc.	300	5,880
West Japan Railway Co.	200	7,776
Yahoo Japan Corp.	16	5,468
Yakult Honsha Co. Ltd.	200	5,750
Yamada Denki Co. Ltd.	80	6,469
Yamaha Motor Co. Ltd.(b)	300	5,468
Yamato Holdings Co. Ltd.	400	6,246
Yokogawa Electric Corp.(b)	600	5,074

		2,726,559

Malaysia – 0.7%
AMMB Holdings Bhd	2,300	4,959
Axiata Group Bhd	3,100	5,143
British American Tobacco (Malaysia) Bhd	300	4,640
CIMB Group Holdings Bhd	5,400	15,970
DiGi.Com Bhd	500	4,809
Gamuda Bhd	4,000	5,100
Genting Bhd	2,200	8,175
Genting Malaysia Bhd	4,300	5,127
Hong Leong Bank Bhd	1,200	5,317
IJM Corp. Bhd	2,400	5,127
IOI Corp. Bhd	3,100	5,441
Kuala Lumpur Kepong Bhd	700	5,137
MISC Bhd	2,100	5,112
Malayan Banking Bhd	3,600	10,659
Maxis Communications Bhd	2,800	5,082
PLUS Expressways Bhd	3,400	5,089
PPB Group Bhd	900	5,133
Petronas Chemicals Group Bhd(b)	2,200	5,166
Petronas Gas Bhd	1,200	5,254
Public Bank Bhd	1,100	4,831
RHB Capital Bhd	1,700	5,157
Sime Darby Bhd	3,000	9,170
Tenaga Nasional Bhd	3,100	6,950
YTL Corp. Bhd	9,800	5,031

		147,579

Mexico – 1.1%
Alfa SAB de CV	300	4,450
America Movil SAB de CV	44,600	60,091
Arca Continental SAB de CV	800	5,665
Cemex SAB de CV(b)	10,800	9,265
Coca-Cola Femsa SAB de CV	500	4,635
Compartamos SAB de CV	2,800	5,055
Fomento Economico Mexicano SAB de CV	2,200	14,594
Grupo Aeroportuario del Pacifico SAB de CV	1,200	4,919
Grupo Bimbo SAB de CV	2,200	5,090

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Grupo Carso SAB de CV	1,500	4,954
Grupo Elektra SA de CV	100	5,139
Grupo Financiero Banorte SAB de CV	1,700	7,727
Grupo Financiero Inbursa SA	1,000	5,109
Grupo Mexico SAB de CV	4,200	13,893
Grupo Modelo SAB de CV	900	5,411
Grupo Televisa SA	2,500	12,275
Industrias Penoles SAB de CV	135	5,081
Kimberly-Clark de Mexico SAB de CV	800	5,256
Mexichem SAB de CV	1,300	5,231
Minera Frisco SAB de CV(b)	1,100	5,227
Telefonos de Mexico SAB de CV	6,300	5,211
Wal-Mart de Mexico SAB de CV	7,100	21,003

		215,281

Morocco – 0.1%
Douja Promotion Groupe Addoha SA	398	4,983
Maroc Telecom SA	276	5,078

		10,061

Netherlands – 1.7%
ASML Holding NV	478	17,603
Aegon NV(b)	1,932	13,176
Akzo Nobel NV	257	16,209
Corio NV	79	5,234
Delta Lloyd NV	226	5,370
Fugro NV	74	5,334
Heineken Holding NV	111	5,678
Heineken NV	292	17,557
ING Groep NV(b)	4,426	54,474
Koninklijke Ahold NV	1,326	17,814
Koninklijke Boskalis Westminster NV	113	5,342
Koninklijke DSM NV	166	10,771
Koninklijke KPN NV	1,803	26,219
Koninklijke Philips Electronics NV	1,142	29,323
Koninklijke Vopak NV	107	5,242
PostNL NV	618	5,243
QIAGEN NV(b)	267	5,118
Randstad Holding NV	119	5,500
Reed Elsevier NV	755	10,131
SBM Offshore NV	204	5,395
STMicroelectronics NV	701	6,983
TNT Express NV(b)	504	5,226
Unilever NV	1,864	61,091
Wolters Kluwer NV	322	7,134

		347,167

New Zealand – 0.1%
Auckland International Airport Ltd.	2,774	5,097
Fletcher Building Ltd.	726	5,169
Telecom Corp. of New Zealand Ltd.	2,551	5,172

		15,438

Norway – 0.6%
Aker Solutions ASA	264	5,314
DnB NOR ASA	1,107	15,515
Gjensidige Forsikring ASA	426	5,280
Norsk Hydro ASA	1,098	8,454
Orkla ASA	846	8,089

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Seadrill Ltd.	339	11,998
Statoil ASA	1,279	32,562
Subsea 7 SA(b)	319	8,205
Telenor ASA	827	13,618
Yara International ASA	213	12,056

		121,091

Peru – 0.1%
Compania de Minas Buenaventura SA SP ADR	217	8,242
Credicorp Ltd.	70	6,027
Southern Copper Corp.	174	5,719

		19,988

Philippines – 0.1%
Aboitiz Equity Ventures, Inc.	5,200	5,040
Ayala Land, Inc.	14,200	5,112
Bank of the Philippine Islands	3,800	5,130
Manila Electric Co.	800	5,062
Philippine Long Distance Telephone Co.	90	4,801
SM Investments Corp.	410	5,057

		30,202

Poland – 0.4%
BRE Bank SA(b)	44	5,223
Bank Pekao SA	134	7,917
Getin Holding SA(b)	1,099	5,116
KGHM Polska Miedz SA(b)	157	11,266
PGE SA	659	5,756
Polski Koncern Naftowy Orlen S.A.(b)	324	6,108
Polskie Gornictwo Naftowe i Gazownictwo SA	3,298	5,058
Powszechna Kasa Oszczednosci Bank Polski SA	697	10,663
Powszechny Zaklad Ubezpieczen SA	53	7,240
Tauron Polska Energia SA	2,098	5,029
Telekomunikacja Polska SA	831	5,043

		74,419

Portugal – 0.2%
Banco Comercial Portugues SA(b)	9,042	5,375
Banco Espirito Santo SA	1,434	5,343
EDP – Energias de Portugal SA	2,029	7,204
Galp Energia SGPS SA	234	5,581
Jeronimo Martins SGPS SA	279	5,356
Portugal Telecom SGPS SA	709	7,028

		35,887

Russia – 1.5%
Federal Grid Co. Unified Energy System JSC	370,000	4,929
Federal Hydrogenerating Co. JSC	110,000	5,270
Gazprom OAO	12,440	90,851
Lukoil OAO	585	37,245
MMC Norilsk Nickel OJSC	64	16,725
Magnit OJSC(b)	235	7,377
Mechel	199	4,754
Mobile Telesystems OJSC	545	10,366
NovaTek OAO	102	14,086
Novolipetsk Steel OJSC	130	5,057
Polymetal JSC(b)	260	4,992
Polyus Gold OJSC	82	5,109

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Rosneft Oil Co.	1,820	15,393
Sberbank of Russia	9,820	35,178
Severstal OAO	280	5,145
Sistema JSFC	201	5,166
Surgutneftegas OJSC	7,800	7,704
Tatneft	1,540	9,896
Uralkali	970	8,698
VTB Bank OJSC	2,820,000	8,688

		302,629

Singapore – 1.2%
Ascendas Real Estate Investment Trust	3,000	4,985
CapitaLand Ltd.	3,000	7,112
CapitaMall Trust	3,000	4,570
City Developments Ltd.	1,000	8,472
ComfortDelGro Corp. Ltd.	4,000	4,757
DBS Group Holdings Ltd.	2,000	23,884
Fraser & Neave Ltd.	1,000	4,717
Genting Singapore Plc(b)	6,000	9,433
Global Logistic Properties Ltd.(b)	3,000	5,034
Golden Agri-Resources Ltd.	9,000	4,985
Hutchison Port Holdings Trust(b)	6,000	5,070
Keppel Corp. Ltd.	2,000	18,052
Keppel Land Ltd.	2,000	5,898
Noble Group Ltd.	4,000	6,419
Olam International Ltd.	2,000	4,431
Oversea-Chinese Banking Corp. Ltd.	3,000	22,874
SembCorp Industries Ltd.	1,000	4,065
SembCorp Marine Ltd.	1,000	4,317
Singapore Airlines Ltd.	1,000	11,551
Singapore Exchange Ltd.	1,000	6,134
Singapore Press Holdings Ltd.	2,000	6,354
Singapore Technologies Engineering Ltd.	2,000	4,904
Singapore Telecommunications Ltd.	9,000	23,167
UOL Group Ltd.	1,000	4,057
United Overseas Bank Ltd.	1,000	16,031
Wilmar International Ltd.	2,000	8,830
Yangzijiang Shipbuilding Holdings Ltd.	4,000	4,757

		234,860

South Africa – 1.7%
ABSA Group Ltd.	270	5,369
African Bank Investments Ltd.	1,014	5,149
African Rainbow Minerals Ltd.	185	5,144
Anglo American Platinum Ltd.	67	6,207
AngloGold Ashanti Ltd.	419	17,646
ArcelorMittal South Africa Ltd.	445	5,185
Aspen Pharmacare Holdings Ltd.(b)	413	5,118
Aveng Ltd.	962	5,080
Barloworld Ltd.	515	5,234
Bidvest Group Ltd.	329	7,304
Exxaro Resources Ltd.	197	5,186
FirstRand Ltd.	2,992	8,761
The Foschini Group Ltd.	394	5,127
Gold Fields Ltd.	772	11,296
Growthpoint Properties Ltd.	1,872	5,056
Harmony Gold Mining Co. Ltd.	390	5,175
Impala Platinum Holdings Ltd.	551	14,809
Imperial Holdings Ltd.	292	5,223
Investec Ltd.	633	5,210
Kumba Iron Ore Ltd.	72	5,141

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

MMI Holdings Ltd.	2,037	5,105
MTN Group Ltd.	1,928	40,926
Massmart Holdings Ltd.	248	5,114
Naspers Ltd.	431	24,284
Nedbank Group Ltd.	237	5,122
Netcare Ltd.	2,295	5,078
Pretoria Portland Cement Co. Ltd.	1,292	5,108
RMB Holdings Ltd.	1,319	5,185
Redefine Properties Ltd.	4,376	5,067
Remgro Ltd.	450	7,408
Sanlam Ltd.	1,860	7,562
Sappi Ltd.(b)	1,004	5,110
Sasol Ltd.	621	32,610
Shoprite Holdings Ltd.	424	6,367
The Spar Group Ltd.	382	5,085
Standard Bank Group Ltd/South Africa	1,320	19,466
Steinhoff International Holdings Ltd.(b)	1,556	5,277
Tiger Brands Ltd.	177	5,157
Truworths International Ltd.	476	5,146
Vodacom Group Ltd.	417	5,164
Woolworths Holdings Ltd/South Africa	1,168	5,126

		348,887

Spain – 2.4%
ACS Actividades de Construccion y Servicios SA	143	6,742
Abertis Infraestructuras SA	423	9,448
Acciona SA	52	5,518
Acerinox SA	293	5,344
Amadeus IT Holding SA(b)	252	5,228
Banco Bilbao Vizcaya Argentaria SA	4,908	57,567
Banco de Sabadell SA	1,247	5,153
Banco Popular Espanol SA	932	5,244
Banco Santander SA	9,773	112,831
Criteria Caixacorp SA	741	5,171
Enagas SA	219	5,306
Ferrovial SA	428	5,409
Gas Natural SDG SA	338	7,079
Grifols SA	265	5,317
Iberdrola Renovables SA	1,161	5,127
Iberdrola SA(b)	4,360	38,794
Inditex SA	243	22,139
Indra Sistemas SA	256	5,282
International Consolidated Airlines Group SA(b)	1,252	5,081
Mapfre SA	1,431	5,311
Red Electrica Corp. SA	116	7,001
Repsol YPF SA	909	31,551
Telefonica SA	4,759	116,331
Zardoya Otis SA	355	5,229

		483,203

Sweden – 2.1%
Alfa Laval AB	364	7,863
Assa Abloy AB Class B	343	9,241
Atlas Copco AB Class A	753	19,869
Atlas Copco AB Class B	423	9,982
Boliden AB	295	5,460
Electrolux AB Class B	219	5,237
Getinge AB Class B	197	5,301
Hennes & Mauritz AB Class B	1,179	40,751
Hexagon AB Class B	235	5,802
Holmen AB Class B	166	5,188

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Husqvarna AB Class B	807	5,357
Industrivarden AB Class C	327	5,426
Investor AB Class B	487	11,191
Kinnevik Investment AB Class B	238	5,299
Millicom International Cellular SA	81	8,472
Modern Times Group AB Class B	82	5,428
Nordea Bank AB	3,002	32,351
Ratos AB Class B	280	5,391
SKF AB	425	12,326
SSAB AB Class A	367	5,499
Sandvik AB	1,139	20,018
Scania AB Class B	344	7,998
Securitas AB Class B	508	5,390
Skandinaviska Enskilda Banken AB Class A	1,629	13,347
Skanska AB Class B	422	7,570
Svenska Cellulosa AB	638	9,004
Svenska Handelsbanken AB Class A	551	17,036
Swedbank AB	900	15,162
Swedish Match AB	239	8,033
Tele2 AB Class B	343	6,795
Telefonaktiebolaget LM Ericsson	3,473	50,196
TeliaSonera AB	2,461	18,097
Volvo AB Class B	1,564	27,388

		417,468

Switzerland – 5.6%
ABB Ltd.(b)	2,524	65,348
Actelion Ltd.(b)	107	5,262
Adecco SA(b)	144	9,218
Aryzta AG	94	5,029
Baloise Holding AG	50	5,151
Cie Financiere Richemont SA	594	38,836
Credit Suisse Group AG(b)	1,284	49,866
GAM Holding AG(b)	316	5,179
Geberit AG(b)	41	9,700
Givaudan SA(b)	9	9,508
Glencore International Plc(b)	903	7,118
Holcim Ltd.(b)	273	20,572
Julius Baer Group Ltd.(b)	209	8,621
Kuehne + Nagel International AG	55	8,335
Lindt & Spruengli AG	2	6,223
Lonza Group AG(b)	69	5,392
Nestle SA	4,020	249,460
Novartis AG	2,702	165,265
Pargesa Holding SA	58	5,366
Roche Holding AG	813	135,854
SGS SA	6	11,373
Schindler Holding AG	42	5,093
Schindler Holding AG Participation Certificates	50	6,069
Sika AG	3	7,222
Sonova Holding AG(b)	54	5,035
Sulzer AG	33	5,362
Swiss Life Holding AG(b)	33	5,405
Swiss Re Ltd.(b)	394	22,091
Swisscom AG	25	11,446
Syngenta AG(b)	108	36,402
Synthes, Inc.(c)	71	12,471
The The Swatch Group AG Bearer	34	17,113
The The Swatch Group AG Registered	57	5,111
Transocean Ltd/Switzerland	353	22,932
UBS AG(b)	4,178	76,067
Wolseley Plc	312	10,178

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Zurich Financial Services AG(b)	165	41,662

		1,116,335

Taiwan – 2.6%
AU Optronics Corp.(b)	7,000	4,777
Acer, Inc.	3,000	5,222
Advanced Semiconductor Engineering, Inc.	5,000	5,483
Asia Cement Corp.	4,000	5,710
Asustek Computer, Inc.(b)	1,000	9,922
Catcher Technology Co. Ltd.	1,000	6,301
Cathay Financial Holding Co. Ltd.	7,000	10,833
Chang Hwa Commercial Bank	6,000	4,930
Cheng Shin Rubber Industry Co. Ltd.	2,000	5,744
Chimei Innolux Corp.(b)	7,000	4,996
China Airlines Ltd.(b)	7,000	4,752
China Development Financial Holding Corp.	13,000	5,273
China Life Insurance Co. Ltd.	4,000	5,292
China Petrochemical Development Corp.(b)	5,000	5,710
China Steel Corp.	11,000	13,250
Chinatrust Financial Holding Co. Ltd.	10,000	8,704
Chunghwa Telecom Co. Ltd.	4,000	13,759
Compal Electronics, Inc.	4,000	4,902
Delta Electronics, Inc.	2,000	7,346
E.Sun Financial Holding Co. Ltd.	7,000	4,972
Epistar Corp.	2,000	5,932
Far Eastern Department Stores Co. Ltd.	3,000	6,006
Far Eastern New Century Corp.	3,000	4,674
Far EasTone Telecommunications Co. Ltd.	3,000	4,784
First Financial Holding Co. Ltd.	6,000	4,961
Formosa Chemicals & Fibre Corp.	3,000	11,175
Formosa Petrochemical Corp.	2,000	7,033
Formosa Plastics Corp.	4,000	14,413
Foxconn Technology Co. Ltd.	1,000	4,143
Fubon Financial Holding Co. Ltd.	5,000	7,685
HTC Corp.	1,000	33,631
Hon Hai Precision Industry Co. Ltd.	10,000	34,292
Hua Nan Financial Holdings Co. Ltd.	7,000	5,435
KGI Securities Co. Ltd.	10,000	5,274
Lite-On Technology Corp.	4,000	5,264
MStar Semiconductor, Inc.(b)	1,000	5,727
Macronix International	8,000	4,902
MediaTek, Inc.	1,000	10,862
Mega Financial Holding Co. Ltd.	8,000	6,991
Nan Ya Plastics Corp.	5,000	13,334
Pegatron Corp.(b)	5,000	5,179
Pou Chen Corp.	6,000	5,536
Powertech Technology, Inc.	1,000	3,356
President Chain Store Corp.	1,000	5,779
Quanta Computer, Inc.	2,000	4,735
Shin Kong Financial Holding Co. Ltd.(b)	12,000	5,160
Siliconware Precision Industries Co.	4,000	5,146
SinoPac Financial Holdings Co. Ltd.	12,000	5,180
Synnex Technology International Corp.	2,000	4,853
Taishin Financial Holding Co. Ltd.(b)	9,000	5,342
Taiwan Cement Corp.	4,000	5,960
Taiwan Cooperative Bank	6,000	4,878
Taiwan Fertilizer Co. Ltd.	2,000	6,148
Taiwan Mobile Co. Ltd.	2,000	5,417
Taiwan Semiconductor Manufacturing Co. Ltd.	28,000	70,381
Uni-President Enterprises Corp.	4,000	5,793
Unimicron Technology Corp.	3,000	5,337
United Microelectronics Corp.	13,000	6,449

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

WPG Holdings Ltd.	3,000	5,086
Wintek Corp.(b)	4,000	5,313
Wistron Corp.	3,000	5,327
Yuanta Financial Holding Co. Ltd.	8,000	5,542
Yulon Motor Co. Ltd.	2,000	4,909

		521,202

Thailand – 0.4%
Advanced Info Service PCL	1,500	5,077
Bangkok Bank PCL Foreign Registered	1,000	5,159
Bangkok Bank PCL NVDR	1,000	5,142
Banpu PCL	200	4,661
CP ALL PCL	3,600	5,185
Charoen Pokphand Foods PCL	5,400	5,185
Indorama Ventures PCL	3,300	4,994
Kasikornbank PCL Foreign Registered	1,300	5,289
Kasikornbank PCL NVDR	1,300	5,204
PTT Exploration & Production PCL	1,300	7,235
PTT PCL	900	9,813
Siam Cement PCL	400	5,312
Siam Commercial Bank PCL	1,400	5,058
Thai Oil PCL	2,200	5,334

		78,648

Turkey – 0.4%
Akbank TAS	1,095	5,057
Anadolu Efes Biracilik Ve Malt Sanayii AS	374	5,055
BIM Birlesik Magazalar AS	160	5,197
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,000	5,061
Haci Omer Sabanci Holding AS	1,190	4,997
KOC Holding AS	1,204	5,175
Tupras Turkiye Petrol Rafinerileri AS	214	5,244
Turk Telekomunikasyon AS	959	5,067
Turkcell Iletisim Hizmetleri AS(b)	919	4,934
Turkiye Garanti Bankasi AS	2,253	10,211
Turkiye Halk Bankasi AS	687	5,140
Turkiye Is Bankasi	1,693	5,192
Yapi ve Kredi Bankasi AS(b)	2,012	5,055

		71,385

United Kingdom – 14.1%
3i Group Plc	1,154	5,208
AMEC Plc	337	5,887
ARM Holdings Plc	1,554	14,670
Admiral Group Plc	200	5,333
Aggreko Plc	296	9,167
Anglo American Plc	1,527	75,691
Antofagasta Plc	434	9,713
Associated British Foods Plc	361	6,277
AstraZeneca Plc	1,609	80,285
Autonomy Corp. Plc(b)	250	6,851
Aviva Plc	3,199	22,546
BAE Systems Plc	3,872	19,799
BG Group Plc	3,937	89,374
BHP Billiton Plc	2,529	99,556
BP Plc	21,883	161,133
BT Group Plc	8,917	28,846
Babcock International Group Plc	453	5,178
Balfour Beatty Plc	1,040	5,151
Barclays Plc	13,423	55,265

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

British American Tobacco Plc	2,316	101,545
British Land Co. Plc	901	8,809
British Sky Broadcasting Group Plc	1,288	17,504
Bunzl Plc	411	5,147
Burberry Group Plc	493	11,477
Cairn Energy Plc(b)	1,626	10,828
The Capita Group Plc	724	8,317
Capital Shopping Centres Group Plc	798	5,118
Carnival Plc	200	7,748
Centrica Plc	5,888	30,561
Cobham Plc	1,503	5,106
Compass Group Plc	2,188	21,111
Diageo Plc	2,922	59,718
Essar Energy Plc(b)	787	5,169
Eurasian Natural Resources Corp. Plc	427	5,357
Experian Plc	1,150	14,650
Fresnillo Plc	224	5,042
G4S Plc	1,510	6,783
GlaxoSmithKline Plc	6,018	128,886
HSBC Holdings Plc	20,595	204,469
Hammerson Plc	663	5,124
Home Retail Group Plc	1,944	5,109
ICAP Plc	716	5,437
ITV Plc(b)	4,629	5,314
Imperial Tobacco Group Plc	1,168	38,835
Inmarsat Plc	576	5,142
Intercontinental Hotels Group Plc	291	5,957
International Power Plc	1,739	8,981
Intertek Group Plc	163	5,163
Invensys Plc	1,017	5,256
Investec Plc	643	5,208
J Sainsbury Plc	1,291	6,827
Johnson Matthey Plc	231	7,291
Kazakhmys Plc	241	5,339
Kingfisher Plc	2,727	11,698
Land Securities Group Plc	831	11,373
Legal & General Group Plc	6,578	12,483
Lloyds Banking Group Plc(b)	46,830	36,840
London Stock Exchange Group Plc	338	5,757
Lonmin Plc	221	5,155
Man Group Plc	2,173	8,268
Marks & Spencer Group Plc	1,838	10,664
National Grid Plc	4,027	39,599
Next Plc	199	7,428
Old Mutual Plc	6,081	13,024
Pearson Plc	915	17,275
Petrofac Ltd.	328	7,973
Prudential Plc	2,910	33,637
RSA Insurance Group Plc	3,991	8,644
Randgold Resources Ltd.	100	8,437
Reckitt Benckiser Group Plc	709	39,156
Reed Elsevier Plc	1,349	12,258
Resolution Ltd.	1,600	7,552
Rexam Plc	835	5,132
Rio Tinto Plc	1,678	120,972
Rolls-Royce Holdings Plc(b)	2,120	21,953
Royal Bank of Scotland Group Plc(b)	19,457	12,014
Royal Dutch Shell Plc Class A	4,145	147,599
Royal Dutch Shell Plc Class B	3,137	112,007
SABMiller Plc	1,100	40,115
The Sage Group Plc	1,404	6,512
Schroders Plc	213	5,290

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Scottish & Southern Energy Plc	1,066	23,840
Segro Plc	1,011	5,069
Serco Group Plc	568	5,038
Severn Trent Plc	238	5,624
Shire Plc	638	19,922
Smith & Nephew Plc	1,010	10,783
Smiths Group Plc	434	8,368
Standard Chartered Plc	2,716	71,423
Standard Life Plc	2,501	8,452
TUI Travel Plc	1,403	5,055
Tesco Plc	9,268	59,815
Tullow Oil Plc	1,006	20,027
Unilever Plc	1,462	47,084
United Utilities Group Plc	781	7,511
Vedanta Resources Plc	159	5,345
Vodafone Group Plc	60,188	159,727
WM Morrison Supermarkets Plc	2,476	11,834
WPP Plc	1,430	17,907
The Weir Group Plc	245	8,366
Whitbread Plc	197	5,108
Xstrata Plc	2,402	52,889

		2,812,260

Total Common Stocks – 90.2%		18,022,927

Preferred Stocks
Australia – 0.0%
Wesfarmers Ltd.	153	5,283

Brazil – 2.0%
Banco Bradesco SA	2,200	44,641
Banco do Estado do Rio Grande do Sul	400	4,583
Bradespar SA	200	5,069
Brasil Telecom SA	500	4,801
Braskem SA	400	5,707
Centrais Eletricas Brasileiras SA	300	5,066
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	100	4,618
Companhia de Bebidas das Americas	800	26,285
Companhia Energetica de Minas Gerais	400	8,109
Companhia Energetica de Sao Paulo	300	5,886
Companhia Paranaense de Energia	200	5,313
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	200	4,335
Gerdau SA	900	9,390
Itau Unibanco Holding SA	2,600	60,662
Itausa – Investimentos Itau SA	2,600	19,954
Klabin SA	1,400	5,198
Lojas Americanas SA	500	4,849
Metalurgica Gerdau SA	400	5,121
Petroleo Brasileiro SA	4,900	74,398
Tele Norte Leste Participacoes SA	300	4,599
Telecomunicacoes de Sao Paulo SA	300	8,718
Tim Participacoes SA	1,000	4,833
Ultrapar Participacoes SA	300	5,310
Usinas Siderurgicas de Minas Gerais SA	600	5,262

Schedule of Investments (continued)	ACWI ex-US Index Master Portfolio (Percentages shown are based on Net Assets)

Vale SA	2,300	65,720

		398,427

Colombia – 0.0%
BanColombia SA	301	5,009

Germany – 0.3%
Bayerische Motoren Werke AG	80	5,084
Henkel AG & Co. KGaA	195	13,534
Porsche Automobil Holding SE	169	13,403
ProSiebenSat.1 Media AG	190	5,385
RWE AG	103	5,256
Volkswagen AG	165	34,054

		76,716

Italy – 0.1%
Intesa Sanpaolo SpA	2,403	5,187
Telecom Italia SpA	6,451	7,506

		12,693

Russia – 0.1%
AK Transneft OAO	4	5,766
Sberbank of Russia	1,900	5,111
Surgutneftegas OJSC	10,100	5,052

		15,929

Total Preferred Stocks – 2.5%		514,057

Total Long-Term Investments (Cost – $19,979,321) – 99.8%		19,951,113

Total Investments (Cost – $19,979,321*) – 99.8%		19,951,113
Other Assets in Excess of Liabilities – 0.2%		30,679

Net Assets – 100.0%		$19,981,792

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$19,979,321

Gross unrealized appreciation	$1,166
Gross unrealized depreciation	(29,374)

Net unrealized depreciation	$(28,208)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at June 29, 2011	Net Activity	Shares Held at June 30, 2011	Value at June 30, 2011
iShares MSCI ACWI ex US Index Fund	–	9,100	9,100	$409,864
iShares MSCI South Korea Index Fund	–	10,300	10,300	$669,500
iShares S&P India Nifty 50 Index Fund	–	11,500	11,500	$334,765

Schedule of Investments (concluded)	ACWI ex-US Index Master Portfolio

(b)	Non-income producing security.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

For Master Portfolio compliance purposes, the Master Portfolio‘s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments.)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]:
Exchange-Traded Funds	$1,414,129	–	–	$1,414,129
Common Stocks	2,828,052	15,194,875	–	18,022,927
Preferred Stocks	421,385	92,672	–	514,057

Total	$4,663,566	$15,287,547	–	$19,951,113

[1]	See above Schedule of Investments for values in each industry.

Statement of Assets and Liabilities	Master Investment Portfolio

June 30, 2011 (Unaudited)	ACWI ex-US Index Master Portfolio
Assets
Investments at value – unaffiliated (cost $18,564,651)	$18,536,984
Investments at value – affiliated (cost $1,414,670)	1,414,129
Contributions receivable from investor	20,010,000

Total assets	39,961,113

Liabilities
Investments purchased payable	19,979,321

Total liabilities	19,979,321

Net Assets	$19,981,792

Net Assets Consist of
Investors’ capital	$20,010,000
Net unrealized appreciation/depreciation	(28,208)

Net Assets	$19,981,792

See Notes to Financial Statements.

Statement of Operations	Master Investment Portfolio

Period Ended June 30, 2011[1] (Unaudited)	ACWI ex-US Index Master Portfolio
Unrealized Loss
Net change in unrealized appreciation/depreciation on investments	$(28,208)

Net Decrease in Net Assets Resulting from Operations	$(28,208)

[1]	Commencement of operations.

See Notes to Financial Statements.

Statement of Changes in Net Assets	Master Investment Portfolio

ACWI ex-US Index Master Portfolio
Increase (Decrease) in Net Assets:	Period Ended June 30, 2011[1] (Unaudited)
Operations
Net change in unrealized appreciation/depreciation	$(28,208)

Net decrease in net assets resulting from operations	(28,208)

Capital Transactions
Net increase in net assets derived from capital transactions	20,010,000

Net Assets
Total increase in net assets	$19,981,792
Beginning of period	–

End of period	$19,981,792

[1]	Commencement of operations.

See Notes to Financial Statements.

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to ACWI ex-US Index Master Portfolio (the “Master Portfolio”), which is a series of MIP. The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). Equity investments, including exchange traded funds, traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, BlackRock Fund Advisors (“BFA”) seeks to determine the price that the Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BFA deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair value, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and OTC options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

Foreign Currency Transactions: The Master Portfolio’s books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against a foreign currency, the Master Portfolio’s investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.

The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolio’s financial statements and disclosures.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolio for 1940 Act purposes, but Barclays is not.

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement (the “Investment Advisory Agreement”) with BFA, the Master Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of the Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays BFA a monthly fee based on a percentage of the Master Portfolio’s average daily net assets at an annual rate of 0.15%. As of June 30, 2011, the Master Portfolio did not have any accrued expenses.

The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios.

MIP entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC may delegate certain of its administration duties to sub-administrators.

BTC is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolio.

The Master Portfolio may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

3. Investments:

Purchases of investments excluding short-term securities for the period ended June 30, 2011, were $19,979,321.

4. Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met on February 14-15, 2011 to consider the approval of the Master Fund’s proposed investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (“BlackRock”), the Master Fund’s investment advisor, on behalf of ACWI ex-US Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund. The Agreement was the same agreement that had previously been approved by the Board of the Master Fund with respect to each of the other master portfolios of the Master Fund. BlackRock ACWI ex-US Index Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolio. For simplicity, the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.” The Master Portfolio and the Portfolio commenced operations in June 2011.

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other funds managed by BlackRock or other BlackRock advisors, who are not “interested persons” of their respective funds.

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services to be provided to the Master Portfolio and the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Board Considerations in Approving the Agreement

The Approval Process: At an in-person meeting held on February 14-15, 2011, the Board reviewed materials relating to its consideration of the Agreement with respect to the Master Portfolio. The Board considered all factors it believed relevant with respect to the Master Portfolio and the Portfolio, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Master Portfolio; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Master Portfolio; and (h) other factors deemed relevant by the Board Members.

In determining to approve the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the February 2011 meeting relating to its consideration of the Agreement, including (a) fees and estimated expense ratios of each class of the Master Portfolio and the Portfolio, as applicable, and for a representative class of the Portfolio, in comparison to the fees and expense ratios of a peer group of funds; (b) information regarding BlackRock’s economic outlook for the Master Portfolio and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of Master Portfolio portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolio and the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to the Master Portfolio. The Board received information concerning the investment philosophy and investment process to be used by BlackRock in managing the Master Portfolio, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered

BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services provided by BlackRock to the Master Portfolio under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Master Portfolio was consistent with the Master Portfolio’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related interestholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and non-investment advisory services to be provided by BlackRock and its affiliates and significant shareholders to the Master Portfolio and the Portfolio. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Master Portfolio with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board, including the Independent Board Members, considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the portfolio management team for the Master Portfolio. The Board also took into account the time and attention to be devoted by senior management of BlackRock to the Master Portfolio. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock

The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Master Portfolio because the Master Portfolio was newly organized and had not yet commenced operations as of the February 2011 meeting.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio

In connection with the initial approval of the Agreement with respect to the Master Portfolio, the Board, including the Independent Board Members, reviewed the Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) compared with the other funds in a peer group of funds. Both the peer group and the funds within the peer group (collectively, “Peers”) were selected by Lipper, Inc. (“Lipper”), which is not affiliated with BlackRock. It also compared the Portfolio’s estimated total expense ratio, as well as the Portfolio’s estimated actual management fee ratio, to those of its Peers. The Board considered the fee waivers and expense reimbursement arrangements in place, including the contractual agreement by BlackRock and BlackRock Institutional Trust Company, N.A. (“BTC”), the Portfolio’s administrator, to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Portfolio’s total operating expenses as a percentage of the Portfolio’s average daily net assets on a class-by-class basis, as applicable. Additionally, the Board noted information received at prior Board meetings concerning the services rendered, and the fee rates offered, to other clients advised by BlackRock.

The Board noted that the Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers.

Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Master Portfolio and the Portfolio had not commenced operations as of the date of the February 2011 meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from their relationships with the Master Portfolio and the Portfolio. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized in respect of the management of the Master Portfolio in tandem with other portfolios of the Master Fund. Since the Master Portfolio is newly formed, BlackRock was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Master Portfolio grows and whether fee levels would reflect such economies of scale, if any.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolio and the Portfolio, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

The Board, including all of the Independent Board Members, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Master Portfolio and Portfolio were consistent with those generally available to other mutual fund sponsors.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the Agreement between BlackRock and the Master Fund, with respect to the Master Portfolio, for a two-year term ending February 13, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its interestholders. The Board of the Fund, including the Independent Board Members, also considered the approval of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at a decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

David O. Beim, Trustee

Richard S. Davis, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Ira P. Shapiro, Secretary

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Institutional Trust Company, N.A.

San Francisco, CA 94105

Custodian

State Street Bank and Trust

Company

Boston, MA 02101

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust

Company

Boston, MA 02101

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

New York, NY 10017

Address of the Portfolio/Master Portfolio

c/o BlackRock Investments, LLC

40 East 52nd Street

New York, NY 10022

Additional Information

General Information

Availability of Quarterly Portfolio Schedule of Investments

The Fund/Master Portfolio file its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q.

The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330.

The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio votes proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

[THIS PAGE INTENTIONALLY LEFT BLANK]

June 30, 2011

Semi-Annual Report (Unaudited)

BlackRock Funds III

▶	BlackRock CoreAlpha Bond Fund

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011

Dear Shareholder

The recent downgrade of US long-term debt by Standard & Poor’s marked an historic event for financial markets. Stocks tumbled in the days before and after the announcement on August 5 as investors contemplated the pervasiveness of the lower US credit rating across asset classes and the future direction of the global economy. BlackRock was well prepared for the possibility of a downgrade and the firm had no need to execute any forced selling of securities in response to the S&P action. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets.

The pages that follow reflect your mutual fund’s reporting period ended June 30, 2011. Accordingly, the below discussion is intended to provide you with perspective on the performance of your investments during that period.

Economic conditions in the second quarter of 2011 were strikingly similar to the scenario of the same quarter last year. The sovereign debt crisis in Europe, tightening monetary policy in China and a global economic slowdown were again the key concerns that drove investors away from risky assets. The second-quarter correction in 2010 was significant, but markets were revived toward the end of the summer as positive economic news and robust corporate earnings whetted investor appetite for yield. The global economy had finally gained traction and investor fear turned to optimism with the anticipation of a second round of quantitative easing (“QE2”) from the US Federal Reserve Board (the “Fed”). Stock markets rallied despite the ongoing European debt crisis and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward, pushing prices down, especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles abounded.

The new year brought spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industry supply chains and concerns mounted over US debt and deficit issues. Equities quickly rebounded from each of these events as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Global credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors responded to the Fed’s early 2011 reaffirmation that it will keep interest rates low.

However, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader debt crisis and its further contagion among peripheral European countries. Concurrently, it became evident that the pace of global economic growth had slowed. Higher oil prices and supply chain disruptions in Japan finally caught up with economic data. Investors pulled back from riskier assets and stocks generally declined throughout most of May and June, but year-to-date performance in global equity markets was positive, and 12-month returns were remarkably strong. In bond markets, yields were volatile but generally moved lower for the period as a whole (pushing prices up). Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Markets generally moved higher despite heightened volatility during the reporting period.”

Total Returns as of June 30, 2011

	6-month	12-month
US large cap equities (S&P 500 Index)	6.02%	30.69%
US small cap equities (Russell 2000 Index)	6.21	37.41
International equities (MSCI Europe, Australasia, Far East Index)	4.98	30.36
Emerging market equities (MSCI Emerging Markets Index)	0.88	27.80
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.16
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	3.26	1.88
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	2.72	3.90
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	4.42	3.48
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	4.98	15.53

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

About Fund Performance	BlackRock CoreAlpha Bond Fund

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Figures shown in each of the performance tables on the previous page assume reinvestment of all dividends and distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Fund’s administrator waived a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments, including financial futures contracts and swaps, as specified in Note 2 of the Master Portfolio Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, credit, interest rate and/or foreign currency exchange rate risks. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Master Portfolio’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Master Portfolio to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Master Portfolio can realize on an investment or may cause the Master Portfolio to hold an investment that it might otherwise sell. The Master Portfolio’s investments in these instruments are discussed in detail in the Master Portfolio Notes to Financial Statements.

4	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011

Disclosure of Expenses	BlackRock CoreAlpha Bond Fund

Shareholders of the Fund may incur operating expenses, including advisory fees and other Fund expenses. The expense examples on the preceding page (which are based on a hypothetical investment of $1,000 invested on January 1, 2011 and held through June 30, 2011) are intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table on the preceding page provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[3]
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[2]	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[2]	Annualized Expense Ratio
Institutional	$1,000.00	$1,020.40	$1.18	$1,000.00	$1,015.50	$1.18	0.35%

[2]

For the Institutional Shares, actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 122/ 365 (to reflect the period since February 28, 2011, the inception date of the share class). Hypothetical expenses, which are based on a hypothetical half year, are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365. Because the Fund invests significantly in the Master Portfolio, the expense table example reflects the net expenses of both the Fund and the Master Portfolio.

[3]	Hypothetical 5% return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

See	“Disclosure of Expenses” on page 5 for further information on how expenses were calculated.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011	5

Statement of Assets and Liabilities	BlackRock CoreAlpha Bond Fund

June 30, 2011 (Unaudited)
Assets
Investments at value – Master Portfolio	$9,804,977

Total assets	9,804,977

Liabilities
Capital shares redeemed payable	8,533
Income dividends payable	644
Professional fees payable	3,962

Total liabilities	13,139

Net Assets	$9,791,838

Net Assets Consist of
Paid-in capital	$9,771,270
Undistributed net investment income	1,358
Accumulated net realized gain	65,630
Net unrealized appreciation/depreciation	(46,420)

Net Assets	$9,791,838

Net Asset Value
Institutional:
Net assets	$9,791,838

Shares outstanding, unlimited number of shares authorized, no par value	970,005

Net asset value	$10.09

See Notes to Financial Statements.

6	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011

Statement of Operations	BlackRock CoreAlpha Bond Fund

Period Ended June 30, 2011 (Unaudited)[1]
Investment Income
Net investment income allocated from the Master Portfolio:
Interest	$55,115
Income – affiliated	218
Securities lending – affiliated	167
Expenses	(3,816)
Fees waived	70

Total income	51,754

Expenses
Administration	1,484
Professional	5,273

Total expenses	6,757
Less fees waived and/or reimbursed by administrator	(5,273)

Total expenses after fees waived	1,484

Net investment income	50,270

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolio
Net realized gain (loss) from:
Investments	28,645
Financial futures contracts	38,255
Swaps	(1,270)

65,630

Net change in unrealized appreciation/depreciation on:
Investments	(31,937)
Financial futures contracts	(15,221)
Swaps	738

(46,420)

Total realized and unrealized gain	19,210

Net Increase in Net Assets Resulting from Operations	$69,480

[1]	For the period from February 28, 2011 (commencement of operations) to June 30, 2011.

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011	7

Statement of Changes in Net Assets	BlackRock CoreAlpha Bond Fund

Increase (Decrease) in Net Assets:	Period February 28, 2011[1] to June 30, 2011 (Unaudited)
Operations
Net investment income	$50,270
Net realized gain	65,630
Net change in unrealized appreciation/depreciation	(46,420)

Net increase in net assets resulting from operations	69,480

Dividends to Shareholders From
Net investment income:
Institutional	(48,912)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	9,771,270

Net Assets
Total increase in net assets	9,791,838
Beginning of period	–

End of period	$9,791,838

Undistributed net investment income	$1,358

[1]	Commencement of operations.

See Notes to Financial Statements.

8	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011

Financial Highlights	BlackRock CoreAlpha Bond Fund

Institutional
Period February 28, 2011[1] to June 30, 2011 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.00

Net investment income[2]	0.11
Net realized and unrealized gain	0.09

Net increase from investment operations	0.20

Dividends and distributions from:
Net investment income	(0.11)

Total dividends and distributions	(0.11)

Net asset value, end of period	$10.09

Total Investment Return[3,4]
Based on net asset value	2.04%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.71%

Total expenses after fees waived	0.35%

Net investment income	3.39%

Supplemental Data
Net assets, end of period (000)	$9,792

Portfolio turnover of the Master Portfolio[8]	639%

[1]	Commencement of operations.
[2]	Based on average shares outstanding throughout the period.
[3]	Includes the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Ratio includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
[8]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 547%.

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011	9

Notes to Financial Statements (Unaudited)	BlackRock CoreAlpha Bond Fund

1. Organization and Significant Accounting Policies:

BlackRock CoreAlpha Bond Fund (the “Fund”) is a series of BlackRock Funds III (the “Trust”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund seeks to achieve its investment objective by investing substantially all of its assets in CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), which has the same or substantially similar investment objectives as the Fund. The performance of the Fund is directly affected by the performance of the Master Portfolio. The Fund commenced operations on February 28, 2011.

The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (0.43% of the total Master Portfolio assets as of June 30, 2011).

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investments in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on trade date basis. The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax return will remain open for each of the four years after December 31, 2011. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but Barclays is not.

The Trust entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, broker-age and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BTC is entitled to receive for these administration services an annual fee of 0.10% based on the average daily net assets of the Institutional shares of the Fund.

From time to time, BTC may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BTC may delegate certain of its administration duties to sub-administrators.

The fees of the Trust’s independent registered public accounting firm and legal counsel (the “independent expenses”) are paid directly by the Fund. BTC has contractually agreed to provide an offsetting credit against the administration fees paid by the Fund in an amount equal to the independent expenses through April 30, 2012. These amounts are included in fees waived by administrator in the Statement of Operations.

10	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011

Notes to Financial Statements (concluded)	BlackRock CoreAlpha Bond Fund

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”)), serves as transfer agent and dividend disbursing agent. Transfer agency fees borne by the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

3. Capital Share Transactions:

Transactions in capital shares for the Fund were as follows:

	Period Ended June 30, 2011[1]
	Shares	Amount
Institutional
Shares sold	978,771	$9,860,548
Shares issued to shareholders in reinvestment of dividends and distributions	4,743	48,053

Total issued	983,514	9,908,601
Shares redeemed	(13,509)	(137,331)

Net increase	970,005	$9,771,270

[1]	For the period from February 28, 2011 (commencement of operations) to June 30, 2011.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011	11

Master Portfolio Information as of June 30, 2011	Master Investment Portfolio

CoreAlpha Bond Master Portfolio

Portfolio Composition	Percent of Long-Term Investments
U.S. Government Sponsored Agency Securities	68%
Corporate Bonds	14
Asset-Backed Securities	8
U.S. Treasury Obligations	5
Non-Agency Mortgage-Backed Securities	4
Foreign Agency Obligations	1

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	79%
AA/Aa	5
A	6
BBB/Baa	7
BB/Ba	2
B	1

[1]	Using the higher of Standard & Poor’s or Moody’s Investors Service.
[2]

Includes U.S. Government Sponsored Agency Securities which were deemed AAA/Aaa by the investment advisor. On August 5, 2011, Standard & Poor’s lowered the long-term sovereign credit rating on the United States of America to AA+ from AAA.

12	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
ACE Securities Corp., Series 2005-AG1,
Class A2D, 0.55%, 8/25/35(a)	$4,192	$3,758,477
AH Mortgage Advance Trust, Series SART-1,
Class A1, 2.63%, 5/10/42(b)	7,400	7,418,500
Access Group, Inc.:
1.22%, 9/25/37(a)	4,000	3,760,000
Series 2004-A, Class A2, 0.53%,
4/25/29(a)	4,714	4,509,903
Accredited Mortgage Loan Trust,
Series 2005-3, Class A2D, 0.56%,
9/25/35(a)	3,300	2,986,510
American General Mortgage Loan Trust, Series 2010-1A,
Class A1, 5.15%, 3/25/58(a)(b)	6,276	6,462,542
AmeriCredit Automobile Receivables Trust:
Series 2006-RM, Class A3, 5.53%,
1/06/14	4,114	4,117,685
Series 2007-CM, Class A4A, 5.55%,
4/07/14	4,463	4,577,652
Series 2011-1, Class D, 4.26%,
2/08/17	700	703,383
Ameriquest Mortgage Securities, Inc.:
Series 2005-R6, Class A2, 0.39%,
8/25/35(a)	821	780,884
Series 2005-R9, Class AF6, 5.21%,
11/25/35	5,090	5,220,873
Series 2006-R1, Class A2C, 0.38%,
3/25/36(a)	1,773	1,755,539
Asset Backed Funding Corp. Certificates:
Series 2005-HE2, Class M1, 0.67%,
6/25/35(a)	446	439,286
Series 2005-OPT1, Class A1SS, 0.43%,
7/25/35(a)	1,029	985,939
Series 2006-HE1, Class A2A, 0.25%,
1/25/37(a)	107	107,092
Series 2006-OPT2, Class A3B, 0.30%,
10/25/36(a)	226	225,083
Bank of America Credit Card Trust, Series 2007-C1,
Class C1, 0.48%, 6/16/14(a)	2,300	2,295,910
BNC Mortgage Loan Trust, Series 2007-4,
Class A3A, 0.44%, 11/25/37(a)	2,518	2,450,341
Bear Stearns Asset Backed Securities Trust:
Series 2005-HE12, Class 1A3, 0.58%,
12/25/35(a)	2,898	2,473,510
Series 2005-HE9, Class M1, 0.70%,
10/25/35(a)	541	492,046
Series 2007-HE3, Class 1A1, 0.31%,
4/25/37(a)	3,834	3,729,568
Capital One Auto Finance Trust:
Series 2007-A, Class A4, 0.21%,
11/15/13(a)	771	768,332
Series 2007-B, Class A4, 0.22%,
4/15/14(a)	2,764	2,758,413
Capital One Multi-Asset Execution Trust:
Series 2006-C2, Class C, 0.49%,
6/16/14(a)	6,365	6,359,317
Series 2007-C2, Class C2, 0.49%,
11/17/14(a)	3,200	3,187,376
Carrington Mortgage Loan Trust, Series 2007-FRE1,
Class A1, 0.31%, 2/25/37(a)	1,337	1,273,630
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5,
Class 1A4, 4.40%, 2/25/30	552	549,417
Chesapeake Funding LLC, Series 2009-1,
Class A, 2.19%, 12/15/20(a)(b)	8,791	8,829,735
Citibank Credit Card Issuance Trust:
Series 2002-C2, Class C2, 6.95%,
2/18/14	6,000	6,216,487
Series 2004-C1, Class C1, 0.84%,
7/15/13(a)	3,700	3,699,771
Series 2008-C6, Class C6, 6.30%,
6/20/14	2,200	2,307,476
Citigroup Mortgage Loan Trust, Inc.:
Series 2005-SHL1, Class A, 0.64%,
7/25/44(a)(b)	2,018	1,769,376
Series 2007-WFH4, Class A2A, 1.09%,
7/25/37(a)	296	290,598
Countrywide Asset-Backed Certificates:
Series 2004-AB2, Class A3, 0.60%,
5/25/36(a)	1,884	1,763,112
Series 2005-3, Class MV2, 0.64%,
8/25/35(a)	3,000	2,747,658
Series 2005-4, Class MV1, 0.65%,
10/25/35(a)	5,405	5,248,912
Series 2005-AB1, Class A3, 0.49%,
8/25/35(a)	2,500	2,182,252
Series 2006-15, Class A2, 5.68%,
10/25/46(a)	3,487	3,404,381
Series 2006-20, Class 2A2, 0.31%,
4/25/47(a)	3,693	3,507,466
Series 2006-22, Class 2A2, 0.30%,
5/25/47(a)	4,583	4,405,825
Series 2006-25, Class 2A1, 0.26%,
6/25/47(a)	287	284,551
Series 2006-25, Class 2A2, 0.31%,
6/25/47(a)	5,500	4,890,748
Series 2007-10, Class 2A1, 0.24%,
6/25/47(a)	1,499	1,437,775
Series 2007-4, Class A1B, 5.81%,
9/25/37	850	839,427
Series 2007-5, Class 2A1, 0.29%,
9/25/47(a)	1,409	1,387,576
Series 2007-6, Class 2A1, 0.29%,
9/25/37(a)	1,948	1,913,857
Series 2007-7, Class 2A1, 0.27%,
10/25/47(a)	168	165,535
Series 2007-8, Class 2A1, 0.25%,
11/25/37(a)	2,543	2,457,020
Credit-Based Asset Servicing & Securitization LLC, Series 2007-SP2,
Class A1, 0.34%, 3/25/46(a)(b)	323	321,766

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011	13

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2004-FF10, Class A3, 0.73%,
9/25/34(a)	$291	$275,642
Series 2005-FF10, Class A4, 0.51%,
11/25/35(a)	2,151	1,776,874
Series 2005-FF4, Class M1, 0.62%,
5/25/35(a)	2,258	1,703,613
GE-WMC Mortgage Securities LLC, Series 2005-1,
Class A2C, 0.55%, 10/25/35(a)	1,931	1,745,319
GMAC Mortgage Corp. Loan Trust, Series 2006-HLTV,
Class A3, 5.59%, 10/25/29	502	492,431
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A,
Class A, 3.72%, 3/15/23(b)	5,900	5,944,250
GSAA Home Equity Trust, Series 2005-12,
Class AF3W, 5.00%, 9/25/35(a)	5,369	5,032,344
GSAMP Trust, Series 2007-HE2,
Class A2A, 0.31%, 3/25/47(a)	960	921,542
HSI Asset Securitization Corp. Trust, Series 2006-OPT1,
Class 2A3, 0.38%, 12/25/35(a)	4,460	3,689,772
Helios Finance LP, Series 2007-S1,
Class B1, 0.89%, 10/20/14(a)(b)	1,934	1,925,714
Home Equity Asset Trust:
Series 2005-2, Class M2, 0.67%,
7/25/35(a)	4,200	3,916,294
Series 2006-1, Class 2A4, 0.52%,
4/25/36(a)	4,200	3,577,232
IndyMac Residential Asset Backed Trust, Series 2007-A,
Class 2A1, 0.32%, 4/25/47(a)	1,283	1,269,734
JPMorgan Mortgage Acquisition Corp.:
Series 2006-CH1, Class A3, 0.29%,
7/25/36(a)	5,218	5,090,998
Series 2007-CH5, Class A2, 0.24%,
5/25/37(a)	6,370	6,128,085
Keycorp Student Loan Trust:
Series 2004-A, Class 2A2, 0.57%,
10/28/41(a)	4,978	4,702,587
Series 2006-A, Class 2A2, 0.33%,
6/27/25(a)	1,834	1,807,147
Lehman XS Trust:
Series 2005-5N, Class 3A3B, 0.58%,
11/25/35(a)	615	591,391
Series 2006-GP4, Class 3A1A, 0.26%,
8/25/46(a)	0	111
Long Beach Mortgage Loan Trust, Series 2005-WL1,
Class M2, 0.74%, 6/25/35(a)	1,853	1,625,303
MASTR Asset Backed Securities Trust:
Series 2006-AB1, Class A2, 0.42%,
2/25/36(a)	3,672	3,157,275
Series 2006-AM1, Class A2, 0.32%,
1/25/36(a)	105	104,436
Series 2007-HE1, Class A1, 0.27%,
5/25/37(a)	1,583	1,513,453
Morgan Stanley Capital, Inc., Series 2006,
Class A3, 0.38%, 12/25/35(a)	1,545	1,519,530
Morgan Stanley Home Equity Loan Trust:
Series 2005-1, Class M2, 0.66%,
12/25/34(a)	4,711	4,331,732
Series 2006-1, Class A2B, 0.39%,
12/25/35(a)	696	681,373
National Collegiate Student Loan Trust, Series 2005-1,
Class A3, 0.33%, 10/26/26(a)	5,531	5,374,976
Nationstar Home Equity Loan Trust, Series 2006-B,
Class AV2, 0.32%, 9/25/36(a)	3,690	3,568,537
New Century Home Equity Loan Trust:
Series 2005-3, Class A2D, 0.57%,
7/25/35(a)	6,586	6,382,192
Series 2005-3, Class M1, 0.67%,
7/25/35(a)	9,200	7,985,536
Series 2005-3, Class M2, 0.68%,
7/25/35(a)	1,500	1,162,118
Park Place Securities, Inc.:
Series 2004-MHQ1, Class M1, 0.89%,
12/25/34(a)	2,587	2,482,016
Series 2005-WCW3, Class A2C, 0.57%,
8/25/35(a)	8,000	7,322,345
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC3, Class M1, 0.64%,
8/25/35(a)	4,273	4,185,820
Series 2005-RS6, Class M1, 0.69%,
6/25/35(a)	4,300	3,501,473
Series 2005-RS8, Class A2, 0.48%,
10/25/33(a)	2,628	2,544,295
Residential Asset Securities Corp.:
Series 2005-AHL1, Class A2, 0.46%,
7/25/35(a)	627	619,230
Series 2005-AHL2, Class A2, 0.45%,
10/25/35(a)	688	654,487
Series 2005-EMX3, Class M1, 0.62%,
9/25/35(a)	1,000	926,922
Series 2006-KS1, Class A3, 0.41%,
2/25/36(a)	1,184	1,087,176
Series 2006-KS4, Class AI3, 0.34%,
6/25/36(a)	6,970	6,307,985
Series 2006-KS7, Class A2, 0.29%,
9/25/36(a)	133	132,221
Series 2007-KS3, Class AI1, 0.30%,
4/25/37(a)	1,238	1,222,025
Series 2007-KS4, Class A1, 0.29%,
5/25/37(a)	425	417,356
SG Mortgage Securities Trust, Series 2006-OPT2,
Class A3A, 0.24%, 10/25/36(a)	499	493,272
SLC Student Loan Trust:
Series 2006-A, Class A4, 0.40%,
1/15/19(a)	8,266	8,085,824
Series 2010-B, Class A2, 3.69%,
7/15/42(a)(b)	4,069	4,273,614

See Notes to Financial Statements.

14	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
SLM Student Loan Trust:
Series 2002-A, Class A2, 0.80%,
12/16/30(a)	$5,507	$5,243,295
Series 2009-C, Class A, 4.50%,
11/16/43(a)(b)	6,076	5,854,750
Series 2009-D, Class A, 3.50%,
8/17/43(a)(b)	2,792	2,797,549
Series 2010-A, Class 2A, 3.44%,
5/16/44(a)(b)	4,747	4,995,176
Santander Drive Auto Receivables Trust:
Series 2010-2, Class A2, 0.95%,
8/15/13	933	934,306
Series 2010-B, Class C, 3.02%,
10/17/16(b)	2,500	2,556,053
Saxon Asset Securities Trust, Series 2005-4,
Class A1A, 0.42%, 11/25/37(a)	2,480	2,232,170
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR5, Class A1A, 0.48%,
8/25/35(a)	666	661,283
Series 2006-OP1, Class A2C, 0.49%,
10/25/35(a)	3,533	3,049,952
Soundview Home Equity Loan Trust:
Series 2005-OPT4, Class 2A3, 0.45%,
12/25/35(a)	7,304	6,491,922
Series 2006-EQ1, Class A2, 0.30%,
10/25/36(a)	3,646	3,565,422
Series 2007-1, Class 2A1, 0.28%,
3/25/37(a)	2,224	2,134,555
Series 2007-OPT5, Class 2A1, 0.99%,
10/25/37(a)	84	83,660
Specialty Underwriting & Residential Finance:
Series 2005-BC3, Class M2, 0.69%,
6/25/36(a)	2,600	1,829,433
Series 2006-BC3, Class A2B, 0.28%,
6/25/37(a)	1,195	1,147,778
Structured Asset Investment Loan Trust:
Series 2005-1, Class A5, 0.54%,
2/25/35(a)(b)	1,439	1,420,088
Series 2005-11, Class A6, 0.41%,
1/25/36(a)	4,522	4,156,011
Series 2005-2, Class M1, 0.86%,
3/25/35(a)	4,500	3,906,778
Series 2005-6, Class M1, 0.67%,
7/25/35(a)	3,900	2,919,524
Structured Asset Securities Corp.:
Series 2006-BC5, Class A2, 0.24%,
12/25/36(a)	2,007	1,954,442
Series 2006-OPT1, Class A4, 0.35%,
4/25/36(a)	3,193	2,921,929
Terwin Mortgage Trust:
Series 2005-12AL, Class AF2, 4.65%,
7/25/36(a)	649	649,364
Series 2005-14HE, Class AF2, 4.85%,
8/25/36	4,124	4,074,185
Wachovia Auto Loan Owner Trust, Series 2007-1,
Class D, 5.65%, 2/20/13	2,600	2,606,577
Wheels SPV LLC, Series 2009-1,
Class A, 1.74%, 3/15/18(a)(b)	5,905	5,936,396

Total Asset-Backed Securities – 14.8%		340,594,712

Corporate Bonds
Aerospace & Defense – 0.3%
BE Aerospace, Inc.,
6.88%, 10/01/20	1,900	1,990,250
L-3 Communications Corp.,
Series B, 6.38%, 10/15/15	4,843	4,976,183

		6,966,433

Air Freight & Logistics – 0.1%
FedEx Corp.,
8.00%, 1/15/19	600	754,009
United Parcel Service, Inc.,
4.88%, 11/15/40	400	382,891

		1,136,900

Auto Components – 0.0%
Cooper US, Inc.:
2.38%, 1/15/16	350	351,602
3.88%, 12/15/20	300	300,372

		651,974

Automobiles – 0.1%
DaimlerChrysler North America Holding Corp.,
8.50%, 1/18/31	1,000	1,352,136

Beverages – 0.5%
Anheuser-Busch InBev Worldwide, Inc.,
6.38%, 1/15/40	1,400	1,593,217
Bottling Group LLC,
5.13%, 1/15/19	1,100	1,218,268
Diageo Finance BV,
3.25%, 1/15/15	2,000	2,090,446
Dr Pepper Snapple Group, Inc.:
2.35%, 12/21/12	1,000	1,019,728
2.90%, 1/15/16	1,250	1,264,947
PepsiCo, Inc.:
5.50%, 1/15/40	2,000	2,113,620
4.88%, 11/01/40	1,000	955,789

		10,256,015

Biotechnology – 0.5%
Amgen, Inc.:
2.30%, 6/15/16	800	793,086
6.40%, 2/01/39	900	1,003,343
Biogen Idec, Inc.,
6.88%, 3/01/18	3,500	4,087,338
Celgene Corp.,
3.95%, 10/15/20	4,000	3,861,248
Genentech, Inc.,
4.75%, 7/15/15	625	688,906

		10,433,921

Building Products – 0.0%
CRH America, Inc.,
6.00%, 9/30/16	800	878,135

Capital Markets – 1.2%
The Bear Stearns Cos., Inc.,
6.40%, 10/02/17	2,500	2,852,335
The Bear Stearns Cos., Inc./JPMorgan Chase & Co.,
5.70%, 11/15/14	3,600	3,976,096
Credit Suisse First Boston USA, Inc.:
5.13%, 1/15/14	1,400	1,518,014
4.88%, 1/15/15	900	970,520
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	1,500	1,616,810
6.15%, 4/01/18	1,500	1,632,514

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011	15

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Capital Markets (concluded)
7.50%, 2/15/19	$1,200	$1,396,252
6.75%, 10/01/37	1,650	1,649,972
6.25%, 2/01/41	950	957,762
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	2,350	2,600,082
Morgan Stanley:
6.00%, 4/28/15	1,400	1,517,694
6.25%, 8/28/17	1,500	1,622,146
5.63%, 9/23/19	2,000	2,052,298
5.75%, 1/25/21	1,500	1,517,744
Series F, 5.95%,
12/28/17	850	913,790

		26,794,029

Chemicals – 0.5%
Eastman Chemical Co.:
3.00%, 12/15/15	2,300	2,334,652
5.50%, 11/15/19	3,016	3,233,113
Nalco Co.,
6.63%, 1/15/19(b)	3,500	3,587,500
PPG Industries, Inc.,
6.65%, 3/15/18	2,200	2,585,154

		11,740,419

Commercial Banks – 1.6%
American Express Bank FSB,
5.55%, 10/17/12	1,800	1,899,050
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13(b)	2,800	2,846,914
BNP Paribas/BNP Paribas LLC,
2.13%, 12/21/12(c)	4,000	4,040,836
Deutsche Bank AG/London,
2.38%, 1/11/13	3,500	3,550,673
HSBC Bank USA NA,
5.88%, 11/01/34	1,700	1,703,269
HSBC Holdings Plc:
5.25%, 12/12/12	3,000	3,164,403
6.50%, 9/15/37	700	722,423
JPMorgan Chase Bank NA, Series BKNT,
6.00%, 10/01/17	800	889,018
The Royal Bank of Scotland Plc,
6.13%, 1/11/21	1,250	1,281,393
Wachovia Bank NA,
6.00%, 11/15/17	5,400	6,023,943
Wells Fargo & Co.:
5.25%, 10/23/12	7,700	8,124,208
4.60%, 4/01/21	3,300	3,318,322

		37,564,452

Communications Equipment – 0.3%
Motorola, Inc.,
8.00%, 11/01/11	4,600	4,701,793
Omnicom Group, Inc.,
4.45%, 8/15/20	2,700	2,678,346

		7,380,139

Consumer Finance – 0.6%
American Express Co.,
8.13%, 5/20/19	4,800	6,085,378
American Express Credit Co.,
2.75%, 9/15/15	2,600	2,599,225
Capital One Financial Corp.,
7.38%, 5/23/14	1,600	1,826,936
Caterpillar Financial Services Corp.,
7.05%, 10/01/18	3,000	3,662,946

		14,174,485

Containers & Packaging – 0.4%
Ball Corp.,
5.75%, 5/15/21	2,900	2,907,250
Crown Americas LLC and Crown Americas Capital Corp. II,
7.63%, 5/15/17	3,900	4,177,875
Sealed Air Corp.:
7.88%, 6/15/17	840	908,978
6.88%, 7/15/33(b)	2,000	1,761,382

		9,755,485

Diversified Financial Services – 1.7%
Associates Corp. of North America,
6.95%, 11/01/18	1,500	1,692,199
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,495,650
3.70%, 9/01/15(c)	1,000	1,008,135
5.65%, 5/01/18	1,500	1,581,497
5.49%, 3/15/19	1,500	1,502,852
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,522,581
6.38%, 8/12/14	1,400	1,548,015
6.13%, 11/21/17	1,000	1,104,454
8.50%, 5/22/19	1,600	1,983,448
8.13%, 7/15/39	600	750,821
General Electric Capital Corp.:
2.25%, 11/09/15	2,000	1,965,990
4.38%, 9/16/20(c)	4,000	3,954,156
4.63%, 1/07/21	1,600	1,609,418
5.30%, 2/11/21(c)	550	572,298
6.75%, 3/15/32	500	555,526
6.88%, 1/10/39	1,000	1,132,017
Genworth Global Funding Trusts,
5.75%, 5/15/13	1,000	1,048,244
JPMorgan Chase & Co.:
4.75%, 5/01/13	3,100	3,300,034
3.45%, 3/01/16	3,300	3,361,495
3.15%, 7/05/16	1,100	1,106,730
4.25%, 10/15/20(c)	2,500	2,445,837
SLM Corp.:
6.25%, 1/25/16	300	311,250
8.00%, 3/25/20	950	1,020,114

		39,572,761

Diversified Telecommunication Services – 1.9%
AT&T, Inc.:
4.95%, 1/15/13	1,500	1,590,033
6.55%, 2/15/39	2,000	2,193,660
5.35%, 9/01/40	1,231	1,166,823
BellSouth Corp.,
6.55%, 6/15/34	2,400	2,582,311
British Telecommunications Plc,
9.88%, 12/15/30	400	549,490
CenturyLink, Inc.:
6.15%, 9/15/19	100	100,576
7.60%, 9/15/39(c)	900	865,692
Embarq Corp.,
8.00%, 6/01/36	3,000	3,073,836
Frontier Communications Corp.:
7.88%, 4/15/15(c)	900	976,500
8.25%, 4/15/17	5,050	5,491,875
Qwest Corp.,
8.38%, 5/01/16	3,300	3,894,000
Telecom Italia Capital SA,
7.00%, 6/04/18	1,600	1,749,890
Telefonica Emisiones SAU,
5.86%, 2/04/13	3,600	3,817,606
Verizon Communications, Inc.:
8.75%, 11/01/18	2,000	2,602,210
6.90%, 4/15/38(c)	900	1,032,437
8.95%, 3/01/39	500	705,832
7.35%, 4/01/39	1,700	2,042,528

See Notes to Financial Statements.

16	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (concluded)
Virgin Media Secured Finance Plc:
6.50%, 1/15/18	$2,600	$2,850,250
5.25%, 1/15/21(b)	600	638,948
Windstream Corp.,
7.88%, 11/01/17	5,650	5,996,062

		43,920,559

Electric Utilities – 1.4%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,089,409
5.88%, 2/01/33	3,500	3,633,343
Duke Energy Corp.,
5.05%, 9/15/19	2,000	2,151,420
FirstEnergy Solutions Corp.,
6.05%, 8/15/21	1,200	1,291,259
Ipalco Enterprises, Inc.,
5.00%, 5/01/18(b)	850	830,326
MidAmerican Energy Holdings Co.,
5.75%, 4/01/18	6,550	7,365,305
Northern States Power Co,
5.25%, 7/15/35	2,500	2,527,642
Oncor Electric Delivery Co. LLC,
5.95%, 9/01/13	2,750	2,999,326
Pacific Gas & Electric Co.,
5.63%, 11/30/17	1,500	1,702,722
PacifiCorp,
5.50%, 1/15/19	1,300	1,460,811
Progress Energy, Inc.:
4.88%, 12/01/19	3,100	3,290,021
4.40%, 1/15/21(c)	3,700	3,740,752
Southern Co.,
4.15%, 5/15/14	900	964,116

		33,046,452

Electronic Equipment, Instruments & Components – 0.2%
Corning, Inc.,
4.25%, 8/15/20	600	602,319
Tyco Electronics Group SA,
6.55%, 10/01/17	2,900	3,416,919

		4,019,238

Food & Staples Retailing – 0.1%
Wal-Mart Stores, Inc.,
4.88%, 7/08/40	1,700	1,586,668

Food Products – 0.7%
General Mills, Inc.,
5.65%, 2/15/19	1,400	1,580,724
HJ Heinz Finance Co.,
7.13%, 8/01/39(b)	1,400	1,662,307
Hershey Co. (The),
4.13%, 12/01/20	1,550	1,585,895
Kellogg Co.:
5.13%, 12/03/12	2,300	2,438,023
4.45%, 5/30/16	100	109,097
3.25%, 5/21/18(c)	1,550	1,558,711
Series B, 7.45%, 4/01/31	100	126,264
Kraft Foods, Inc.,
5.38%, 2/10/20	3,600	3,935,513
Mead Johnson Nutrition Co.,
4.90%, 11/01/19	2,400	2,532,487

		15,529,021

Health Care Equipment & Supplies – 0.2%
Covidien International Finance SA,
6.55%, 10/15/37	1,600	1,849,336
Zimmer Holdings, Inc.,
4.63%, 11/30/19	1,450	1,523,676

		3,373,012

Health Care Providers & Services – 1.4%
AmerisourceBergen Corp.,
4.88%, 11/15/19	900	961,507
CIGNA Corp.,
4.38%, 12/15/20	1,900	1,899,517
Cardinal Health, Inc.,
4.63%, 12/15/20	4,300	4,364,681
Coventry Health Care, Inc.,
5.45%, 6/15/21	1,400	1,432,493
DaVita, Inc.:
6.38%, 11/01/18	6,250	6,328,125
6.63%, 11/01/20	2,200	2,238,500
Express Scripts, Inc.:
6.25%, 6/15/14	2,200	2,477,471
3.13%, 5/15/16	3,600	3,622,183
Humana, Inc.,
6.45%, 6/01/16	2,400	2,733,955
Laboratory Corp. of America Holdings,
3.13%, 5/15/16	1,600	1,622,128
UnitedHealth Group, Inc.:
4.70%, 2/15/21	3,100	3,231,852
6.88%, 2/15/38	1,700	1,943,841
5.70%, 10/15/40	250	247,306

		33,103,559

Hotels, Restaurants & Leisure – 0.6%
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,161,464
4.88%, 7/15/40(c)	1,600	1,553,064
Wyndham Worldwide Corp.,
6.00%, 12/01/16	3,850	4,088,619
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,123,000
6.25%, 3/15/18	2,500	2,867,645
6.88%, 11/15/37	2,100	2,382,320

		14,176,112

Household Durables – 0.0%
Stanley Black & Decker, Inc.,
5.20%, 9/01/40	600	578,512

Independent Power Producers & Energy Traders – 0.2%
Constellation Energy Group, Inc.,
5.15%, 12/01/20	3,200	3,279,421
Exelon Generation Co. LLC,
5.75%, 10/01/41	500	474,667

		3,754,088

Industrial Conglomerates – 0.4%
Tyco International Finance SA,
8.50%, 1/15/19	8,000	10,141,696

Insurance – 0.9%
AON Corp.,
3.13%, 5/27/16	400	398,697
Allstate Life Global Funding Trusts,
5.38%, 4/30/13	5,250	5,657,941
American International Group:
6.40%, 12/15/20	1,200	1,291,662
6.25%, 3/15/37	500	455,000
8.18%, 5/15/68(a)	500	546,300
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	439,578
9.25%, 4/15/19	2,300	2,947,344
Metropolitan Life Global Funding I,
2.50%, 1/11/13(b)(c)	2,500	2,545,260
Northwestern Mutual Life Insurance,
6.06%, 3/30/40(b)(c)	2,700	2,845,754
Prudential Financial, Inc.:
5.15%, 1/15/13	1,750	1,846,628
7.38%, 6/15/19	1,000	1,185,905
Willis Group Holdings Plc,
5.75%, 3/15/21	1,300	1,326,203

		21,486,272

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011	17

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Internet Software & Services – 0.3%
Digital Realty Trust LP,
5.88%, 2/01/20	$2,800	$2,935,545
Google, Inc.,
3.63%, 5/19/21	3,500	3,461,798

		6,397,343

IT Services – 0.6%
International Business Machines Corp.:
2.00%, 1/05/16	8,600	8,549,733
7.63%, 10/15/18	2,050	2,607,258
5.60%, 11/30/39	1,600	1,689,672

		12,846,663

Life Sciences Tools & Services – 0.5%
Bio-Rad Laboratories, Inc.,
4.88%, 12/15/20	4,100	4,169,421
Life Technologies Corp.,
3.50%, 1/15/16	4,400	4,500,249
Thermo Fisher Scientific, Inc.:
3.25%, 11/20/14	1,600	1,686,853
4.50%, 3/01/21	1,900	1,958,754

		12,315,277

Machinery – 0.3%
Case New Holland, Inc.,
7.75%, 9/01/13	3,191	3,454,257
Danaher Corp.,
2.30%, 6/23/16	450	449,641
Dover Corp.,
4.30%, 3/01/21	2,400	2,474,926

		6,378,824

Media – 2.3%
CBS Corp.:
4.30%, 2/15/21(c)	2,000	1,952,528
5.90%, 10/15/40(c)	2,200	2,105,693
CSC Holdings, Inc.,
7.63%, 7/15/18(c)	7,750	8,389,375
Comcast Corp.,
5.70%, 5/15/18	7,050	7,866,101
DirecTV Holdings LLC,
5.20%, 3/15/20	400	423,235
DISH DBS Corp.:
6.38%, 10/01/11(c)	500	504,375
7.88%, 9/01/19	2,700	2,912,625
6.75%, 6/01/21(b)	1,200	1,230,000
DirecTV Holdings LLC/DirecTV Financing Co., Inc.:
7.63%, 5/15/16	4,800	5,232,000
5.88%, 10/01/19	1,500	1,663,605
NBC Universal, Inc.,
6.40%, 4/30/40(b)	500	537,373
News America, Inc.:
5.65%, 8/15/20(c)	1,400	1,529,214
4.50%, 2/15/21(b)	3,500	3,454,185
6.15%, 2/15/41(b)	1,900	1,882,208
TCM Mobile LLC,
3.55%, 1/15/15(b)	1,600	1,671,925
Time Warner, Inc.:
8.25%, 4/01/19	2,350	2,930,922
5.00%, 2/01/20	2,350	2,441,518
7.70%, 5/01/32	500	603,676
6.20%, 3/15/40	600	614,686
5.88%, 11/15/40	1,600	1,579,144
Viacom, Inc.:
4.38%, 9/15/14	1,300	1,396,226
6.88%, 4/30/36	2,700	3,014,291

		53,934,905

Metals & Mining – 1.0%
Alcoa, Inc.:
5.55%, 2/01/17(c)	1,400	1,489,586
5.40%, 4/15/21(c)	4,400	4,413,587
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/01/17	2,200	2,403,500
Rio Tinto Finance USA Ltd.:
9.00%, 5/01/19	5,300	7,022,712
3.50%, 11/02/20	4,300	4,115,130
Vale Overseas Ltd.:
6.88%, 11/21/36	1,000	1,085,786
6.88%, 11/10/39	2,100	2,282,238
Xstrata Canada Corp.,
6.20%, 6/15/35	1,000	1,035,678

		23,848,217

Multi-Utilities – 0.4%
Dominion Resources, Inc.:
6.40%, 6/15/18	4,050	4,698,356
4.45%, 3/15/21	2,100	2,139,974
PSEG Power LLC,
6.95%, 6/01/12	2,300	2,424,913

		9,263,243

Multiline Retail – 0.0%
Nordstrom, Inc.,
7.00%, 1/15/38	600	716,359

Oil, Gas & Consumable Fuels – 1.8%
Anadarko Petroleum Corp.,
6.20%, 3/15/40	1,300	1,317,545
BP Capital Markets Plc:
3.13%, 10/01/15	700	718,687
3.20%, 3/11/16	1,500	1,525,650
Buckeye Partners LP,
4.88%, 2/01/21	550	554,877
ConocoPhillips Canada Funding Co. I,
5.63%, 10/15/16	500	579,132
EnCana Corp.,
6.50%, 5/15/19	400	469,844
Energy Transfer Partners LP:
9.70%, 3/15/19	1,900	2,428,041
9.00%, 4/15/19	800	994,718
Enterprise Products Operating LLC:
5.20%, 9/01/20	500	527,219
5.75%, 3/01/35	1,500	1,457,228
5.95%, 2/01/41	900	893,871
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19(b)	300	297,000
8.63%, 4/15/20	3,200	3,472,000
7.75%, 2/01/21(b)	250	260,000
Marathon Oil Corp.,
6.60%, 10/01/37	900	997,768
Marathon Petroleum Corp.:
5.13%, 3/01/21(b)	500	514,024
6.50%, 3/01/41(b)	1,000	1,033,532
Newfield Exploration Co.,
7.13%, 5/15/18	2,082	2,206,920
Petrobras International Finance Co.:
5.75%, 1/20/20	2,000	2,133,510
6.88%, 1/20/40	1,270	1,352,247
Petroleos Mexicanos,
6.50%, 6/02/41(b)	900	913,182
Petronas Capital Ltd.,
5.25%, 8/12/19	2,200	2,369,591
Pioneer Natural Resources Co.,
6.88%, 5/01/18	1,333	1,439,220
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19	600	754,811
6.70%, 5/15/36	1,000	1,064,715
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	2,850	3,352,828
3.80%, 10/01/20	4,200	4,155,291

See Notes to Financial Statements.

18	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Valero Energy Corp.,
6.13%, 2/01/20(c)	$1,400	$1,538,510
Williams Partners LP,
3.80%, 2/15/15	800	837,996

		40,159,957

Paper & Forest Products – 0.2%
Domtar Corp.,
10.75%, 6/01/17	1,500	1,951,875
International Paper Co.,
9.38%, 5/15/19(c)	1,600	2,043,224

		3,995,099

Pharmaceuticals – 0.7%
Abbott Laboratories,
5.30%, 5/27/40	1,400	1,406,322
AstraZeneca Plc,
6.45%, 9/15/37	1,500	1,740,504
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	500	576,567
Johnson & Johnson,
4.50%, 9/01/40	1,800	1,647,351
Pfizer, Inc.,
6.20%, 3/15/19	1,500	1,754,630
Sanofi-Aventis SA,
2.63%, 3/29/16	2,400	2,443,702
Valeant Pharmaceuticals International,
6.50%, 7/15/16(b)	5,600	5,537,000

		15,106,076

Professional Services – 0.0%
Dun & Bradstreet Corp.,
2.88%, 11/15/15	600	600,160

Real Estate Investment Trusts (REITs) – 0.6%
Host Hotels & Resorts, Inc.,
6.00%, 11/01/20(c)	5,200	5,213,000
Simon Property Group LP,
5.65%, 2/01/20	2,800	3,025,117
TransDigm, Inc.,
7.75%, 12/15/18(b)	4,200	4,410,000

		12,648,117

Road & Rail – 0.4%
Burlington Northern Santa Fe LLC,
5.40%, 6/01/41(c)	2,700	2,652,952
CSX Corp.:
5.75%, 3/15/13	2,600	2,797,457
5.50%, 4/15/41	800	780,590
Norfolk Southern Corp.,
5.75%, 1/15/16	1,100	1,251,045
Union Pacific Corp.,
6.13%, 2/15/20	1,300	1,511,345

		8,993,389

Semiconductors & Semiconductor Equipment – 0.0%
Broadcom Corp.,
2.38%, 11/01/15(b)	300	297,035

Software – 0.2%
Oracle Corp.:
5.25%, 1/15/16	1,500	1,692,771
5.75%, 4/15/18	550	629,456
5.38%, 7/15/40(b)	3,100	3,134,664

		5,456,891

Specialty Retail – 0.8%
AutoZone, Inc.,
4.00%, 11/15/20(c)	6,600	6,306,623
Limited Brands, Inc.:
6.90%, 7/15/17	3,800	4,070,750
8.50%, 6/15/19	4,000	4,560,000
The Sherwin-Williams Co.,
3.13%, 12/15/14	3,300	3,484,909

		18,422,282

Tobacco – 0.7%
Altria Group, Inc.:
9.70%, 11/10/18	2,750	3,613,833
9.25%, 8/06/19	1,100	1,434,341
4.75%, 5/05/21	3,550	3,547,568
9.95%, 11/10/38	1,200	1,686,055
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,360,006
5.65%, 5/16/18(c)	1,300	1,462,077
6.38%, 5/16/38	1,500	1,699,248

		15,803,128

Wireless Telecommunication Services – 0.4%
America Movil SAB de CV,
5.00%, 3/30/20	2,800	2,920,957
American Tower Corp.:
4.50%, 1/15/18	2,100	2,099,023
5.05%, 9/01/20	2,300	2,265,436
Vodafone Group Plc:
2.88%, 3/16/16	1,800	1,812,422
5.63%, 2/27/17	950	1,064,524

		10,162,362

Total Corporate Bonds – 27.0%		620,717,800

Foreign Agency Obligations
Brazilian Government International Bond:
5.88%, 1/15/19(c)	7,600	8,797,000
5.63%, 1/07/41	1,500	1,541,250
Colombia Government International Bond,
7.38%, 9/18/37	800	1,008,000
Indonesia Government International Bond,
5.88%, 3/13/20(b)	1,800	1,998,000
Mexico Government International Bond:
5.13%, 1/15/20(c)	3,050	3,294,000
6.05%, 1/11/40	1,100	1,170,400
Panama Government International Bond,
6.70%, 1/26/36	800	944,000
Peruvian Government International Bond:
7.13%, 3/30/19	1,900	2,285,700
6.55%, 3/14/37	300	334,650
South Africa Government International Bond,
5.50%, 3/09/20	2,000	2,185,000

Total Foreign Agency Obligations – 1.0%		23,558,000

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 3.7%
Arran Residential Mortgages Funding Plc:
Series 2010-1A, Class A1C, 1.46%,
5/16/47(a)(b)	3,587	3,588,712
Series 2011-1A, Class A1C, 1.54%,
11/19/47(a)(b)	7,600	7,601,794
Banc of America Alternative Loan Trust,
Series 2004-10, Class 3A1, 5.50%,
11/25/19	2,776	2,801,419
Banc of America Funding Corp.:
Series 2005-8, Class 4A27, 5.75%,
1/25/36	1,255	1,228,617
Series 2006-6, Class 1A12, 5.75%,
8/25/36	520	510,396
Citicorp Mortgage Securities, Inc., Series 2006-1,
Class 2A1, 5.00%, 2/25/21	1,078	1,072,775

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011	19

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust:
Series 2005-51, Class 1A2A, 0.48%,
11/20/35(a)	$3,387	$3,230,945
Series 2006-HY12, Class A1, 5.72%,
8/25/36(a)	909	895,576
Series 2006-OA2, Class A2A, 0.34%,
5/20/46(a)	122	118,828
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-13,
Class 1A1, 5.50%, 8/25/34	107	107,076
First Horizon Asset Securities, Inc., Series 2006-2,
Class 1A6, 6.00%, 8/25/36	467	468,607
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3,
Class 4A3, 4.89%, 6/19/35(a)	4,439	4,339,833
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 2A2, 2.80%, 1/25/36(a)	3,480	3,279,347
Greenpoint Mortgage Funding Trust:
Series 2006-AR4, Class A1A, 0.29%,
9/25/46(a)	12	12,126
Series 2006-AR5, Class A1A, 0.27%,
10/25/46(a)	4,405	4,137,041
HSI Asset Securitization Corp. Trust, Series 2005,
Class 2A4, 0.58%, 8/25/35(a)	1,455	1,344,974
Holmes Master Issuer Plc:
Series 2007-2A, Class 3A1, 0.36%,
7/15/21(a)	7,868	7,855,207
Series 2011-1A, Class A2, 1.63%,
10/15/54(a)(b)	7,700	7,709,540
JPMorgan Alternative Loan Trust, Series 2006-A7,
Class 1A2, 0.25%, 12/25/36(a)	3,740	3,638,624
National RMBS Trust, Series 2004-1,
Class A1, 0.36%, 3/20/34(a)	4,291	4,275,093
Opteum Mortgage Acceptance Corp., Series 2005-3,
Class A1B, 0.45%, 7/25/35(a)	1,128	1,056,085
Residential Accredit Loans, Inc., Series 2004-QS9,
Class A1, 5.00%, 6/25/19	752	748,854
Structured Asset Mortgage Investments, Inc., Series 2007-AR4,
Class A1, 0.39%, 9/25/47(a)	3,710	3,561,656
Thornburg Mortgage Securities Trust:
Series 2006-5, Class A1, 0.31%,
10/25/46(a)	3,279	3,258,956
Series 2006-6, Class A2, 0.34%,
11/25/46(a)	849	837,138
Series 2007-1, Class A2B, 0.29%,
3/25/37(a)	3,946	3,791,097
Series 2007-2, Class A1, 0.33%,
6/25/37(a)	608	588,164
Series 2007-2, Class A3A, 0.32%,
6/25/37(a)	8,543	8,326,971
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-11, Class 1A13, 4.75%,
10/25/18	924	950,719
Series 2005-7, Class A3, 5.25%,
9/25/35	1,087	1,090,940
Series 2005-AR14, Class A2, 5.36%,
8/25/35(a)	793	789,326
Series 2006-AR11, Class A3, 5.19%,
8/25/36(a)	106	105,228

		83,321,664

Commercial Mortgage-Backed Securities – 4.9%
Banc of America Commercial Mortgage, Inc., Series 2006-2,
Class AM, 5.96%, 5/10/45(a)	5,600	5,696,925
CW Capital Cobalt Ltd.:
Series 2006-C1, Class A4, 5.22%,
8/15/48	3,000	3,178,461
Series 2007-C2, Class A3, 5.48%,
4/15/47(a)	3,700	3,927,762
Citigroup Commercial Mortgage Trust:
Series 2008-C7, Class A4, 5.82%,
12/10/49(a)	2,500	2,768,081
Series 2008-C7, Class AM, 5.82%,
12/10/49(a)	2,800	2,786,727
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKN2, Class A3, 6.13%,
4/15/37	2,195	2,237,313
Series 2005-C5, Class AM, 5.10%,
8/15/38(a)	1,500	1,516,075
First Union National Bank Commercial Mortgage, Series 2002-C1,
Class A2, 6.14%, 2/12/34	2,033	2,063,117
GE Capital Commercial Mortgage Corp.:
Series 2002-1A, Class A3, 6.27%,
12/10/35	4,594	4,690,738
Series 2007-C1, Class A2, 5.42%,
12/10/49	1,945	1,969,501
Greenwich Capital Commercial Funding Corp.:
Series 2005-GG5, Class A5, 5.22%,
4/10/37(a)	1,000	1,073,719
Series 2006-GG7, Class AM, 6.08%,
7/10/38(a)	4,200	4,315,450
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A3, 6.47%,
11/15/35	2,324	2,339,716
Series 2002-CIB4, Class A3, 6.16%,
5/12/34	7,345	7,487,712
Series 2004-CBX, Class A3, 4.18%,
1/12/37	1,361	1,360,039
Series 2005-CB12, Class A3A1, 4.82%,
9/12/37	3,076	3,094,387
Series 2006-LDP6, Class AM, 5.53%,
4/15/43(a)	1,500	1,552,168

See Notes to Financial Statements.

20	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Series 2007-CB19, Class A3, 5.93%,
2/12/49(a)	$4,300	$4,505,660
Series 2007-LDPX, Class A1S, 4.93%,
1/15/49	9,122	9,182,647
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class A2, 5.30%,
11/15/38	6,600	6,652,572
Series 2006-C7, Class A3, 5.35%,
11/15/38	2,000	2,152,976
Series 2007-C6, Class A4, 5.86%,
7/15/40(a)	5,700	6,184,192
Merrill Lynch Countrywide Commercial Mortgage Trust:
Series 2006-1, Class A2, 5.44%,
2/12/39(a)	623	622,645
Series 2006-3, Class AM, 5.46%,
7/12/46(a)	3,300	3,276,372
Merrill Lynch Mortgage Trust, Series 2004-MKB1,
Class A3, 4.89%, 2/12/42	521	529,219
Morgan Stanley Capital I, Series 2007-IQ16,
Class A4, 5.81%, 12/12/49	7,100	7,790,799
Morgan Stanley Reremic Trust:
Series 2009-GG10, Class A4A, 5.99%,
8/12/45(a)(b)	3,000	3,283,052
Series 2010-GG10, Class A4A, 5.99%,
8/15/45(a)(b)	3,800	4,158,533
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C26, Class AM, 6.17%,
6/15/45(a)	2,700	2,799,952
Series 2006-C28, Class A4, 5.57%,
10/15/48	3,200	3,460,205
Series 2007-C34, Class A3, 5.68%,
5/15/46	6,000	6,476,204

		113,132,919

Total Non-Agency Mortgage-Backed Securities – 8.6%		196,454,583

Preferred Securities
Capital Trusts
Insurance – 0.3%
AON Corp.,
8.21%, 1/01/27	1,700	1,927,739
Chubb Corp.:
6.00%, 5/11/37	800	838,977
6.38%, 3/29/67(a)	2,550	2,639,250
The Travelers Cos., Inc.,
6.25%, 6/15/37	1,000	1,069,888

		6,475,854

Total Capital Trusts – 0.3%		6,475,854

	Shares
Trust Preferred – 0.1%
Diversified Financial Services – 0.1%
JPMorgan Chase Capital XXVII,
7.00%, 11/01/39	3,500	3,495,660

Total Preferred Securities – 0.4%		9,971,514

Preferred Stocks
Diversified Telecommunication Services – 0.2%
Qwest Corp.,
7.38%, 6/01/16	196	5,033,280

Total Preferred Stocks – 0.2%		5,033,280

Taxable Municipal Bonds	Par (000)
Chicago, Illinois Waterworks Revenue,
6.74%, 11/01/40	$150	162,453
Massachusetts State Transportation Fund Revenue,
5.73%, 6/01/40	150	161,099
New Jersey State Turnpike Authority Revenue,
7.10%, 1/01/41	700	813,932
New York City Transitional Finance Authority Revenue,
5.57%, 11/01/38	450	460,152
Orange County Local Transportation Authority Sales Tax Revenue,
6.91%, 2/15/41	450	515,961
Port Authority of New York & New Jersey Revenue,
5.65%, 11/01/40	800	806,616
San Diego County Regional Transportation Commission Revenue,
5.91%, 4/01/39	600	627,180
San Francisco City & County Public Utilities Commission Revenue,
6.95%, 11/01/31	900	1,026,108
State of California:
7.55%, 4/01/39	400	457,744
7.63%, 3/01/40	1,150	1,323,891
7.60%, 11/01/40	250	288,093
State of Illinois,
2.77%, 1/01/12	5,200	5,225,948
State of Mississippi,
5.25%, 11/01/34	600	599,034
University of Missouri System Facilities Revenue,
5.79%, 11/01/39	300	328,650

Total Taxable Municipal Bonds – 0.6%		12,796,861

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations – 2.3%
Fannie Mae REMICS:
Series 2007-54, Class PF, 0.41%,
6/25/37(a)	6,597	6,570,360
Series 2010-35, Class EF, 0.74%,
4/25/40(a)	8,425	8,469,384
Series 2010-89, Class CF, 0.64%,
2/25/38(a)	6,923	6,938,771
Freddie Mac Mortgage Backed Securities:
Series 3667, Class FW, 0.74%,
2/15/38(a)	5,438	5,465,311
Series 3807, Class FM, 0.69%,
2/15/41(a)	19,750	19,829,959
Series 3807, Class FN, 0.69%,
2/15/41(a)	4,985	5,004,667

		52,278,452

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011	21

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Interest Only Collateralized Mortgage Obligations – 0.0%
Freddie Mac Mortgage Backed Securities:
Series 2989, Class WI, 5.50%,
5/15/29	$283	$2,639
Series 3003, Class BI, 5.00%,
12/15/34	262	3,029
Series 3016, Class PI, 5.50%,
5/15/29	40	62

		5,730

Mortgage-Backed Securities – 128.1%
Fannie Mae Mortgage Backed Securities:
2.35%, 1/01/36(a)	2,065	2,169,249
2.38%, 4/11/16	33,812	34,515,797
2.47%, 5/01/33(a)	3,966	4,151,197
2.55%, 8/01/33	3,030	3,181,819
2.56%, 1/01/35(a)	1,688	1,770,958
3.00%, 2/01/26	977	972,524
3.35%, 4/01/40(a)	693	722,704
3.50%, 2/01/26-7/01/41(d)	169,415	162,757,383
3.60%, 5/01/40(a)	4,683	4,898,797
4.00%, 8/01/25-7/01/41(d)	666,909	667,768,052
4.50%, 10/01/24-7/01/41(d)	887,579	918,826,397
5.00%, 1/01/18-7/01/41(d)	277,445	295,202,626
5.50%, 9/01/19-7/01/41(d)	232,878	252,296,141
6.00%, 11/01/22-7/01/41(d)	132,236	145,405,951
6.50%, 12/01/30-12/01/32	19,465	22,152,740
Freddie Mac Mortgage Backed Securities:
2.35%, 10/01/33(a)	1,709	1,764,751
2.50%, 5/27/16	26,214	26,884,502
3.36%, 2/01/40(a)	4,546	4,735,488
3.50%, 12/01/25-7/01/26(d)	7,929	8,085,086
4.00%, 3/01/26-2/01/41(d)	39,636	40,296,733
4.50%, 8/01/20-9/01/40(d)	59,050	61,389,046
4.56%, 4/01/38(a)	6,087	6,475,351
5.00%, 10/01/20-7/01/41(d)	50,820	54,063,316
5.50%, 12/01/27-7/01/41(d)	33,767	36,614,642
6.00%, 12/01/28-1/01/38	26,437	29,179,362
6.22%, 11/01/36(a)	2,445	2,570,481
6.50%, 5/01/21-1/01/36	4,237	4,784,134
Ginnie Mae Mortgage Backed Securities:
3.50%, 12/15/40	988	960,506
4.00%, 9/15/40-3/15/41	17,856	18,202,093
4.50%, 3/15/39-7/01/41(d)	52,477	55,477,916
5.00%, 9/15/39-7/20/40	37,953	41,336,572
5.50%, 6/15/34-11/20/39	18,538	20,429,295
6.00%, 7/01/41(d)	16,000	17,825,000

		2,947,866,609

Total U.S. Government Sponsored Agency Securities – 130.4%		3,000,150,791

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.25%, 5/15/30	23,108	29,816,272
5.00%, 5/15/37(c)	29,000	32,212,649
4.38%, 5/15/40(c)(e)	23,100	23,085,678
3.88%, 8/15/40(c)	9,800	8,973,125
4.25%, 11/15/40(c)	4,640	4,535,600
U.S. Treasury Notes:
1.25%, 2/15/14(c)	61,000	61,895,968
1.25%, 4/15/14(c)	40,000	40,562,480
2.75%, 12/31/17	26,500	27,208,053

Total U.S. Treasury Obligations – 9.9%		228,289,825

Total Long-Term Investments (Cost – $4,378,879,000) – 192.9%		4,437,567,366

Short-Term Securities	Shares
Money Market Funds – 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.16%(f)(g)(h)	220,532,282	220,532,282
BlackRock Cash Funds: Prime, SL Agency Shares,
0.17%(f)(g)(h)	22,098,845	22,098,845

		242,631,127

Total Short-Term Securities (Cost – $242,631,127) – 10.6%		242,631,127

Total Investments Before TBA Sale Commitments (Cost – $4,621,510,127*) – 203.5%		4,680,198,493

TBA Sale Commitments(d)	Par (000)
Fannie Mae Mortgage Backed Securities:
3.50%, 2/01/26-7/01/41	$212,200	(202,916,250)
4.00%, 8/01/25-7/01/41	484,900	(485,033,000)
4.50%, 10/01/24-7/01/41	230,500	(238,459,453)
5.00%, 1/01/18-7/01/41	586,700	(623,368,750)
5.50%, 9/01/19-7/01/41	112,300	(121,441,922)
6.00%, 11/01/22-7/01/41	52,800	(57,997,500)
Freddie Mac Mortgage Backed Securities:
4.00%, 3/01/26-2/01/41	1,000	(999,063)

Total TBA Sale Commitments (Proceeds – $1,741,015,106) – (75.2)%		(1,730,215,938)

Total Investments Net of TBA Sale Commitments – 128.3		2,949,982,555
Liabilities in Excess of Other Assets – (28.3)%		(649,803,269)

Net Assets – 100.0%		$2,300,179,286

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,627,168,386

Gross unrealized appreciation	$72,010,044
Gross unrealized depreciation	(18,979,937)

Net unrealized appreciation	$53,030,107

See Notes to Financial Statements.

22	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security, or a portion of security, is on loan.
(d)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Securities	$193,526,734	$(1,468,504)
Barclays Capital Inc.	$74,682,656	$(230,451)
BNP Paribas	$140,245,547	$(1,152,391)
Citigroup Global	$(29,565,344)	$126,813
Credit Suisse Securities LLC	$(161,010,000)	$(331,864)
Deutsche Bank Securities, Inc.	$(151,007,109)	$829,902
Goldman Sachs & Co.	$(61,399,594)	$26,892
Jefferies & Company	$8,797,500	$(51,188)
JPMorgan Securities, Ltd.	$612,440,594	$(2,124,409)
Morgan Stanley Capital Services, Inc.	$57,369,891	$(351,161)
Nomura Securities	$42,712,313	$(88,643)
RBS Securities LLC	$(220,147,281)	$2,030,585
UBS Securities LLC	$(39,875,000)	$431,770
Wells Fargo Securities	$18,763,438	$6,979

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
909	2-Year U.S. Treasury Notes	Chicago	September 2011	$199,383,469	$(205,403)
2,614	5-Year U.S. Treasury Notes	Chicago	September 2011	$311,576,548	(341,126)
192	30-Year U.S. Treasury Bonds	Chicago	September 2011	$23,622,000	(450,139)

Total					$(996,668)

•	Financial futures contracts sold as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
89	10- Year U.S. Treasury Notes	Chicago	September 2011	$(10,887,203)	$59,630
41	Ultra Long U.S. Treasury Bonds	Chicago	September 2011	$(5,176,250)	171,615

Total					$231,245

•	Credit default swaps on single-name issuer – buy protection outstanding as of June 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
General Electric Capital Corp.	3.25%	Deutsche Bank AG	12/20/13	$4,000	$170,467

(e)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.
(f)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at June 30, 2011	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	519,520,789	(298,988,507)	220,532,282	$371,471
BlackRock Cash Funds:
Prime, SL Agency Shares	12,803,177	9,295,668	22,098,845	$12,910

(g)	Represents the current yield as of report date.
(h)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Credit default swaps on traded indexes – sold protection outstanding as of June 30, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Dow Jones CDX North America Investment Grade	1.00%	UBS AG	12/20/15	BBB+	$63,500	$5,831
Dow Jones CDX North America Investment Grade	1.00%	UBS AG	6/20/16	BBB+	53,900	75,534
Dow Jones CDX North America High Yield	5.00%	BNP Paribas	6/20/16	B	61,000	302,908

Total						$384,273

[1]	Using Standard & Poor’s rating of the underlying securities.
[2]	The maximum potential amount the Master Portfolio may pay should a negative event take place as defined under the terms of agreement.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011	23

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$340,594,712	–	$340,594,712
Corporate Bonds	–	620,717,800	–	620,717,800
Foreign Agency Obligations	–	23,558,000	–	23,558,000
Non-Agency Mortgage- Backed Securities	–	196,454,583	–	196,454,583
Preferred Securities	–	9,971,514	–	9,971,514
Preferred Stocks	$5,033,280	–	–	5,033,280
Taxable Municipal Bonds	–	12,796,861	–	12,796,861
U.S. Government Sponsored Agency Securities	–	3,000,150,791	–	3,000,150,791
U.S. Treasury Obligations	–	228,289,825	–	228,289,825
Short-Term Securities:
Money Market Funds	242,631,127	–	–	242,631,127
Liabilities:
Investments:
TBA Sale Commitments	–	(1,730,215,938)	–	(1,730,215,938)

Total	$247,664,407	$2,702,318,148	–	$2,949,982,555

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$554,740	–	$554,740
Interest rate contracts	$231,245	–	–	231,245
Liabilities:
Credit contracts	–	–	–	–
Interest rate contracts	(996,668)	–	–	(996,668)

Total	$(765,423)	$554,740	–	$(210,683)

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

24	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011

Statement of Assets and Liabilities	Master Investment Portfolio

June 30, 2011 (Unaudited)	CoreAlpha Bond Master Portfolio
Assets
Investments at value – unaffiliated[1,2]	$4,437,567,366
Investments at value – affiliated[3]	242,631,127
TBA sales commitments receivable	1,741,015,106
Investments sold receivable	226,402
Unrealized appreciation on swaps	554,740
Swaps premiums paid	5,909
Securities lending income receivable	39,620
Interest receivable	14,815,995
Cash pledged as collateral for swaps	1,130,000

Total assets	6,437,986,265

Liabilities
Collateral on securities loaned at value	170,878,100
Investments purchased payable	2,232,995,909
TBA sale commitments (proceeds – $1,741,015,106)	1,730,215,938
Margin variation payable	1,051,044
Cash held as collateral for swaps	2,171,621
Investment advisory fees payable	465,910
Professional fees payable	13,501
Trustees’ fees payable	14,956

Total liabilities	4,137,806,979

Net Assets	$2,300,179,286

Net Assets Consist of
Investors’ capital	$2,241,678,546
Net unrealized appreciation/depreciation	58,500,740

Net Assets	$2,300,179,286

[1] Investments at cost – unaffiliated	$4,378,879,000

[2] Securities loaned at value	$167,406,333

[3] Investments at cost – affiliated	$242,631,127

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011	25

Statement of Operations	Master Investment Portfolio

Six Months Ended June 30, 2011 (Unaudited)	CoreAlpha Bond Master Portfolio
Investment Income
Interest	$40,681,925
Income – affiliated	284,554
Securities lending – affiliated	99,827

Total income	41,066,306

Expenses
Investment advisory	2,786,325
Administration	350,436
Professional	31,763
Independent Trustees	25,782

Total expenses excluding interest expense	3,194,306
Interest expense	908

Total expenses	3,195,214
Less fees waived by advisor	(57,544)

Total expenses after fees waived	3,137,670

Net investment income	37,928,636

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	9,838,239
Financial futures contracts	3,966,751
Swaps	5,807,183

19,612,173

Net change in unrealized appreciation/depreciation on:
Investments	2,967,011
Financial futures contracts	2,891,884
Swaps	(3,955,578)

1,903,317

Total realized and unrealized gain	21,515,490

Net Increase in Net Assets Resulting from Operations	$59,444,126

See Notes to Financial Statements.

26	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011

Statements of Changes in Net Assets	Master Investment Portfolio

	CoreAlpha Bond Master Portfolio
Increase in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$37,928,636	$60,862,874
Net realized gain	19,612,173	38,222,728
Net change in unrealized appreciation/depreciation	1,903,317	16,401,998

Net increase in net assets resulting from operations	59,444,126	115,487,600

Capital Transactions
Proceeds from contributions	218,424,467	668,474,923
Fair value of withdrawals	(128,252,538)	(267,359,402)

Net increase in net assets derived from capital transactions	90,171,929	401,115,521

Net Assets
Total increase in net assets	149,616,055	516,603,121
Beginning of period	2,150,563,231	1,633,960,110

End of period	$2,300,179,286	$2,150,563,231

See Notes to Financial Statements.

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011	27

Financial Highlights	Master Investment Portfolio

	CoreAlpha Bond Master Portfolio
	Six Months Ended June 30, 2011	Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Total Investment Return
Total investment return	2.58%[1]	6.56%	11.67%	3.62%	5.10%	4.36%

Ratios to Average Net Assets
Total expenses	0.29%[2]	0.36%	0.35%	0.36%	0.36%	0.36%

Total expenses after fees waived	0.28%[2]	0.35%	0.35%	0.36%	0.35%	0.35%

Net investment income	3.39%[2]	3.19%	4.33%	4.47%	5.18%	5.11%

Supplemental Data
Net assets, end of period (000)	$2,300,179	$2,150,563	$1,633,960	$1,115,903	$1,479,888	$1,082,468

Portfolio turnover[3]	639%[4]	621%[5]	278%[6]	351%	466%	301%

[1]	Aggregate total investment return.
[2]	Annualized.
[3]	Portfolio turnover rates include TBA transactions, if any.
[4]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 547%.
[5]	Excluding TBA transactions, the portfolio turnover rate would have been 170%.
[6]	Excluding TBA transactions, the portfolio turnover rate would have been 199%.

See Notes to Financial Statements.

28	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011

Notes to Financial Statements (Unaudited)	Master Investment Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to CoreAlpha Bond Master Portfolio (the “Master Portfolio”), which is a series of MIP. The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: US GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The Master Portfolio values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, BlackRock Fund Advisors (“BFA”) seeks to determine the price that each Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BFA deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Asset-Backed and Mortgage-Backed Securities: The Master Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Master Portfolio may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Multiple Class Pass-Through Securities: The Master Portfolio may invest in multiple class pass-through securities, including collateralized

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Notes to Financial Statements (continued)	Master Investment Portfolio

mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-back securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Master Portfolio may not fully recoup its initial investment in IOs.

Capital Trusts: The Master Portfolio may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

TBA Commitments: The Master Portfolio may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Master Portfolio generally enters into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Master Portfolio accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Master Portfolio’s portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., TBA sale commitments, financial futures contracts and swaps), the Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statement of Operations.

Securities Lending: The Master Portfolio may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional

30	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011

Notes to Financial Statements (continued)	Master Investment Portfolio

required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master Portfolio earns dividend and interest on the securities loaned but does not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master Portfolio could experience delays and costs in gaining access to the collateral. The Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the period, the Master Portfolio accepted only cash collateral in connection with securities loaned.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolio’s financial statements and disclosures.

Other: Expenses directly related to the Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several master portfolios are pro rated among those master portfolios on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and to economically hedge, or protect, its exposure to certain risks such as credit risk and interest rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Master Portfolio’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

The Master Portfolio may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Master Portfolio and each of its respective counterparties. The ISDA Master Agreement allows the Master Portfolio to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Master Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Master Portfolio’s net assets decline by a stated percentage or the Master Portfolios fail to meet the terms of its ISDA Master Agreements, which would cause the Master Portfolios to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Master Portfolio purchases or sells financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures

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Notes to Financial Statements (continued)	Master Investment Portfolio

contracts are agreements between the Master Portfolio and counter-party to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Master Portfolio as unrealized appreciation or depreciation. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Swaps: The Master Portfolio enters into swap agreements, in which the Master Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Master Portfolio are recorded in the Statement of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Master Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps – The Master Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Master Portfolio enters into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Master Portfolio will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2011
Asset Derivatives
	Statement of Assets and Liabilities Location
Interest rate contracts	Net unrealized appreciation/depreciation*	$(996,668)
Credit contracts	Credit default swaps at fair value	560,649

Total		$(436,019)

32	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011

Notes to Financial Statements (continued)	Master Investment Portfolio

Liability Derivatives
Interest rate contracts	Net unrealized appreciation/depreciation*	$231,245

*	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Financial Instruments on the Statement of Operations Period Ended June 30, 2011
	Net Realized Gain from	Net Change in Unrealized Appreciation/Depreciation on
Interest rate contracts:
Financial futures contracts	$3,966,751	$2,891,884
Credit contracts:
Swaps	5,807,183	(3,955,578)

Total	$9,773,934	$(1,063,694)

For the six months ended June 30, 2011, the average quarterly balance of outstanding derivative financial instruments was as follows:

Financial futures contracts:
Average number of contracts purchased	3,442
Average number of contracts sold	96
Average notional value of contracts purchased	$478,977,689
Average notional value of contracts sold	$11,800,383
Credit default swaps:
Average number of contracts – buy protection	1
Average number of contracts – sell protection	3
Average notional value – buy protection	$4,000,000
Average notional value – sell protection	$140,800,000

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolio for 1940 Act purposes, but Barclays is not.

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement (the “Investment Advisory Agreement”) with BFA the Master Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of the Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio paid BFA an annual investment advisory rate of 0.25% based on the average daily net assets of the Master Portfolio from January 1, 2011 through May 31, 2011.

Effective June 1, 2011, the Master Portfolio paid BFA a monthly fee based on a percentage of the Master Portfolio’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.25%
$1 Billion – $3 Billion	0.24%
$3 Billion – $5 Billion	0.23%
$5 Billion – $10 Billion	0.22%
Greater than $10 Billion	0.21%

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses. These contractual waivers are effective through April 30, 2012. The amounts of the waivers, if any, are shown as fees waived in the Statement of Operations.

MIP entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide

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Notes to Financial Statements (concluded)	Master Investment Portfolio

general administration services (other than investment advice and related portfolio activities). BTC may delegate certain of its administration duties to sub-administrators. BTC, in consideration thereof, has agreed to bear all of the Master Portfolio’s and MIP’s ordinary operating expenses excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BTC is entitled to receive for these administration services an annual fee of 0.10% based on the average daily net assets of the Master Portfolio. Effective March 1, 2011, BTC receives administration fees of 0.10% based on the average daily net assets of the Institutional shares of the BlackRock CoreAlpha Bond Fund.

BTC is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolio.

With respect to the independent expenses discussed above, BTC has contractually agreed to provide an offsetting credit against the administration fees paid by the Master Portfolio in an amount equal to the independent expenses, through April 30, 2012. The amounts of the waiver and offsetting credits are shown as fees waived in the Statement of Operations.

The Master Portfolio received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BlackRock Investment Management (“BIM”), an affiliate of BFA, as the securities lending agent. BIM may, on behalf of the Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BIM or in registered money market funds advised by BIM or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Master Portfolio on such investments is shown as securities lending – affiliated in the Statement of Operations. BIM has voluntarily agreed to waive its fees for the period beginning December 1, 2009 until further notice.

The Master Portfolio may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statement of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

4. Investments

Purchases and sales of investments including paydowns, mortgage dollar rolls and TBA transactions and excluding short-term securities and US government securities for the six months ended June 30, 2011, were $14,183,392,848 and $13,487,953,140, respectively.

Purchases and sales of US government securities for the Master Portfolio for the six months ended June 30, 2011, were $676,515,088 and $288,923,449, respectively.

Purchases and sales of mortgage dollar roll securities for the Master Portfolio for the six months ended June 30, 2011, were $2,007,717,969 and $2,006,877,578, respectively.

5. Concentration, Market and Credit Risk:

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of investments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

34	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met on April 5, 2011 and May 17-18, 2011 to consider the approval of the Master Fund’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master Fund’s investment advisor, on behalf of CoreAlpha Bond Master Portfolio (the “Master Portfolio”), a series of the Master Fund. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Master Portfolio. BlackRock CoreAlpha Bond Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a feeder fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Advisory Agreement and the Sub-advisory Agreement with respect to the Master Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For simplicity, the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services, such as marketing and distribution and fund accounting; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective, policies and restrictions; (e) the Master Fund’s and the Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and the Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and Portfolio, as applicable, and the investment performance of the Master Portfolio as compared with a peer group of funds as

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011	35

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fallout benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; (f) sales and redemption data regarding the Portfolio’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17-18, 2011 Board meeting.

At an in-person meeting held on May 17-18, 2011, the Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master Fund with respect to the Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master Portfolio, each for a one-year term ending June 30, 2012. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements and found the Agreements to be satisfactory. In approving the continuation of the Agreements, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio, the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with the Master Portfolio and the Portfolio; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolio and the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared the Portfolio’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing Master Portfolio performance and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates and significant shareholders provide the Master Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Master Portfolio and the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, fulfilling regulatory

36	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Master Portfolio’s investment results correspond directly to the investment results of the Portfolio. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Master Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Master Portfolio as compared to the Master Portfolio’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Master Portfolio management to discuss the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

The Board noted that, in general, the Master Portfolio performed better than its Peers in that the Master Portfolio’s performance was at or above the median of its Lipper Performance Universe in two of the one-, three- and five-year periods reported.

The Board noted that BlackRock has made changes to the organization of the overall fixed income group management structure designed to result in a strengthened leadership team with clearer accountability.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio

The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee ratio compared with the other funds in the Portfolio’s Lipper category. It also compared the Portfolio’s total expense ratio, as well as the Master Portfolio’s actual advisory fee ratio, to those of other funds in the Portfolio’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio and the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio and the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master Portfolio’s contractual advisory fee ratio was lower than or equal to the median contractual advisory fee ratio paid by the Master Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011	37

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

also noted that effective June 1, 2011, the Master Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Master Portfolio increases above certain contractually specified levels.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio and the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolio and the Portfolio, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of a fund are able to redeem their shares if they believe that the fund’s fees and expenses are too high or if they are dissatisfied with the performance of the fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2012 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Master Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to the Master Portfolio, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreements with respect to the Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

38	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

David O. Beim, Trustee

Richard S. Davis, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Ira P. Shapiro, Secretary

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Institutional Trust Company, N.A.

San Francisco, CA 94105

Custodian

State Street Bank and Trust Company

Boston, MA 02101

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02101

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

New York, NY 10017

Address of the Fund

400 Howard Street

San Francisco, CA 94105

BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011	39

Additional Information

General Information

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio vote proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

40	BLACKROCK COREALPHA BOND FUND	JUNE 30, 2011

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#CAB-06/11

June 30, 2011

Semi-Annual Report (Unaudited)

BlackRock Funds III

▶	BlackRock Bond Index Fund

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK BOND INDEX FUND	JUNE 30, 2011

Dear Shareholder

The recent downgrade of US long-term debt by Standard & Poor’s marked an historic event for financial markets. Stocks tumbled in the days before and after the announcement on August 5 as investors contemplated the pervasiveness of the lower US credit rating across asset classes and the future direction of the global economy. BlackRock was well prepared for the possibility of a downgrade and the firm had no need to execute any forced selling of securities in response to the S&P action. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets.

The pages that follow reflect your mutual fund’s reporting period ended June 30, 2011. Accordingly, the below discussion is intended to provide you with perspective on the performance of your investments during that period.

Economic conditions in the second quarter of 2011 were strikingly similar to the scenario of the same quarter last year. The sovereign debt crisis in Europe, tightening monetary policy in China and a global economic slowdown were again the key concerns that drove investors away from risky assets. The second-quarter correction in 2010 was significant, but markets were revived toward the end of the summer as positive economic news and robust corporate earnings whetted investor appetite for yield. The global economy had finally gained traction and investor fear turned to optimism with the anticipation of a second round of quantitative easing (“QE2”) from the US Federal Reserve Board (the “Fed”). Stock markets rallied despite the ongoing European debt crisis and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward, pushing prices down, especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles abounded.

The new year brought spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industry supply chains and concerns mounted over US debt and deficit issues. Equities quickly rebounded from each of these events as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Global credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors responded to the Fed’s early 2011 reaffirmation that it will keep interest rates low.

However, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader debt crisis and its further contagion among peripheral European countries. Concurrently, it became evident that the pace of global economic growth had slowed. Higher oil prices and supply chain disruptions in Japan finally caught up with economic data. Investors pulled back from riskier assets and stocks generally declined throughout most of May and June, but year-to-date performance in global equity markets was positive, and 12-month returns were remarkably strong. In bond markets, yields were volatile but generally moved lower for the period as a whole (pushing prices up). Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Markets generally moved higher despite heightened volatility during the reporting period.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2011

	6-month	12-month
US large cap equities (S&P 500 Index)	6.02%	30.69%
US small cap equities (Russell 2000 Index)	6.21	37.41
International equities (MSCI Europe, Australasia, Far East Index)	4.98	30.36
Emerging market equities (MSCI Emerging Markets Index)	0.88	27.80
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.16
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	3.26	1.88
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	2.72	3.90
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	4.42	3.48
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	4.98	15.53

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2011	BlackRock Bond Index Fund

Investment Objective

BlackRock Bond Index Fund’s (the “Fund”), a series of BlackRock Funds III (the “Trust”), investment objective is to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Barclays Capital U.S. Aggregate Bond Index.

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended June 30, 2011, the Class K Shares of the Fund generated a total return of 2.58%, while the benchmark Barclays Capital U.S. Aggregate Bond Index (the “Index”) returned 2.72%. The Index is comprised of U.S. government securities and investment-grade corporate bonds, as well as mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.

•

For the period beginning with their initial trading date of March 31, 2011 through June 30, 2011, the Fund’s Institutional and Investor A Share Classes returned 2.24% and 2.20%, respectively. For the same period, the benchmark Index returned 2.29%.

•

The return for the Fund includes Fund expenses. The Index has no expenses associated with performance. The Fund invests all of its assets in Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

•

During the first four months of 2011, confidence levels were improving, the economy was recovering and investors were increasing their holdings of riskier assets despite volatility from significant global events. Political turmoil spread across the Middle East/North Africa region and prices of oil and other commodities rose sharply. March brought devastating natural disasters that left Japan with massive infrastructure damage and a nuclear crisis. In April, Standard & Poor’s (“S&P”) changed its ratings outlook for long-term US and Japanese debt from stable to negative. But financial markets charged forward as investors chose to focus on the continuing stream of strong corporate earnings reports.

•

Meanwhile, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Financial markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader sovereign debt crisis in Europe and its further contagion among peripheral countries. Concurrently, it became evident that the pace of US and global economic growth had slowed. The impact of higher oil prices and supply chain disruptions in Japan finally surfaced in weak economic data. Investors pulled back from riskier assets amid heightened uncertainty and financial markets experienced a correction throughout most of May and June. In US bond markets, yields were volatile during the period, but generally moved lower (pushing prices up) as economic expectations softened.

Describe recent portfolio activity.

•

During the six-month period, the Master Portfolio maintained its objective of providing investment results that corresponded to the total return performance of the Index by selecting securities in accordance with their relative proportion within the Index. Other considerations for security selection included credit quality, issuer sector, maturity structure, coupon rates and callability.

Describe portfolio positioning at period end.

•	The Master Portfolio remains positioned to attempt to match the risk characteristics of the Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK BOND INDEX FUND	JUNE 30, 2011

BlackRock Bond Index Fund

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including administration fees, if any.
[2]

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in long-term, fixed income securities that are rated in the four highest categories of the recognized rating agencies (Baa or better by Moody’s Investors Service, Inc., or BBB or better by Standard & Poor’s).

[3]

The unmanaged market-weighted index is composed of investment grade corporate bonds (rated BBB or better), asset-backed securities, Mortgage-backed securities, commercial mortgage-backed securities, and U.S. Treasury and government agency issues with at least one year to maturity.

Performance Summary for the Period Ended June 30, 2011

	Standardized 30-Day Yields	6-Month Total Returns	Average Annual Total Returns
			1 Year	5 Years	10 Years
Institutional	2.82%	2.50%	3.76%	6.64%	5.74%
Investor A	2.82	2.40	3.53	6.44	5.58
Class K	2.61	2.58	3.85	6.67	5.76
Barclays Capital US Aggregate Bond Index	–	2.72	3.90	6.52	5.74

See “About Fund Performance” on page 6 for further information on how performance was calculated.
Past performance is not indicative of future results.

BLACKROCK BOND INDEX FUND	JUNE 30, 2011	5

About Fund Performance	BlackRock Bond Index Fund

•

Institutional and Class K Shares are not subject to any sales charge. Institutional and Class K Shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to March 31, 2011, Institutional Shares’ performance results are those of Class K Shares restated to reflect Institutional Shares’ fees.

•

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of 0.25% per year. Prior to March 31, 2011, Investor A Shares’ performance results are those of Class K Shares restated to reflect Investor A Shares’ fees.

Performance information reflects past performance and does not guarantee future results. Current performance data may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date for BlackRock Bond Index Fund. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s administrator waived a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of the Fund may incur operating expenses, including advisory fees and other Fund expenses. The expense examples on the preceding page (which are based on a hypothetical investment of $1,000 invested on January 1, 2011 and held through June 30, 2011) are intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table on the preceding page provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[1]			Annualized Expense Ratio
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[2]	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[2]
Institutional	$1000.00	$1,022.40	$0.63	$1000.00	$1,011.84	$0.63	0.25%
Investor A	$1000.00	$1,022.00	$1.26	$1000.00	$1,011.22	$1.25	0.50%
Class K	$1000.00	$1,025.80	$1.00	$1000.00	$1,023.80	$1.00	0.20%

[1]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
[2]

For the Institutional and Investor A Share classes, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 91/365 (to reflect the period since March 31, 2011, the inception date of both share classes). For the Class K Shares, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests significantly in the Master Portfolio, the expense table example reflects the net expenses of both the Fund and the Master Portfolio.

6	BLACKROCK BOND INDEX FUND	JUNE 30, 2011

Statement of Assets and Liabilities	BlackRock Bond Index Fund

June 30, 2011 (Unaudited)
Assets
Investments at value – Master Portfolio	$104,341,259
Capital shares sold receivable	83,585

Total assets	104,424,844

Liabilities
Capital shares redeemed payable	166,798
Income dividends payable	42,893
Administration fees payable	8,601
Service fees payable	10
Professional fees payable	8,353

Total liabilities	226,655

Net Assets	$104,198,189

Net Assets Consist of
Paid-in capital	$96,917,050
Distributions in excess of net investment income	(61,613)
Accumulated net realized gain	3,114,044
Net unrealized appreciation/depreciation	4,228,708

Net Assets	$104,198,189

Net Asset Value
Institutional:
Net assets	$25,343

Shares outstanding, unlimited number of shares authorized, no par value	2,472

Net asset value	$10.25

Investor A:
Net assets	$67,503

Shares outstanding, unlimited number of shares authorized, no par value	6,589

Net asset value	$10.25

Class K:
Net assets	$104,105,343

Shares outstanding, unlimited number of shares authorized, no par value	10,160,142

Net asset value	$10.25

See Notes to Financial Statements.

BLACKROCK BOND INDEX FUND	JUNE 30, 2011	7

Statement of Operations	BlackRock Bond Index Fund

Six Months Ended June 30, 2011 (Unaudited)
Investment Income
Net investment income allocated from the Master Portfolio:
Interest	$1,802,497
Securities lending – affiliated	9,982
Income – affiliated	4,219

Income	1,816,698

Expenses	(65,710)
Fees Waived	25,833

Total income	1,776,821

Expenses
Administration – Institutional	12
Administration – Investor A	14
Administration – Class K	59,788
Service – Investor A	20
Professional	9,467

Total expenses	69,301
Less fees waived by administrator – Institutional	(1)
Less fees waived by administrator – Investor A	(2)
Less fees waived by administrator – Class K	(9,464)

Total expenses after fees waived	59,834

Net investment income	1,716,987

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolio
Net realized gain from investments	354,152
Net change in unrealized appreciation/depreciation on investments	485,032

Total realized and unrealized gain	829,184

Net Increase in Net Assets Resulting from Operations	$2,556,171

See Notes to Financial Statements.

8	BLACKROCK BOND INDEX FUND	JUNE 30, 2011

Statements of Changes in Net Assets	BlackRock Bond Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$1,716,987	$4,554,692
Net realized gain	354,152	4,424,749
Net change in unrealized appreciation/depreciation	485,032	(230,800)

Net increase in net assets resulting from operations	2,556,171	8,748,641

Dividends to Shareholders From
Net investment income:
Institutional[1]	(214)	–
Investor A1	(327)	–
Class K	(1,778,059)	(4,765,772)

Decrease in net assets resulting from dividends to shareholders	(1,778,600)	(4,765,772)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	4,861,664	(62,112,206)
Net Assets
Total increase (decrease) in net assets	5,639,235	(58,129,337)
Beginning of period	98,558,954	156,688,291

End of period	$104,198,189	$98,558,954

Distributions in excess of net investment income	$(61,613)	–

[1]	Amounts are from March 31, 2011 (commencement of operations) to June 30, 2011.

See Notes to Financial Statements.

BLACKROCK BOND INDEX FUND	JUNE 30, 2011	9

Financial Highlights	BlackRock Bond Index Fund

Institutional
Period March 31, 2011[1] to June 30, 2011
(Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.11

Net investment income[2]	0.08
Net realized and unrealized gain	0.15

Net increase from investment operations	0.23

Dividends from:
Net investment income	(0.09)

Total dividends	(0.09)

Net asset value, end of period	$10.25

Total Investment Return[3,4]
Based on net asset value	2.24%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.27%

Total expenses after fees waived	0.25%

Net investment income	3.19%

Supplemental Data
Net assets, end of period (000)	$25

Portfolio turnover of the Master Portfolio	39%[8]

[1]	Commencement of operations.
[2]	Based on average shares outstanding throughout the period.
[3]	Includes the reinvestment of dividends.
[4]	Aggregate total investment return.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Ratio includes the Fund’s share of the Master Portfolio’s allocated fee waived of 0.05%.
[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover rate would have been 13%.

See Notes to Financial Statements.

10	BLACKROCK BOND INDEX FUND	JUNE 30, 2011

Financial Highlights (continued)	BlackRock Bond Index Fund

Investor A
Period March 31, 2011[1] to June 30, 2011 (Unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$10.11

Net investment income[2]	0.07
Net realized and unrealized gain	0.15

Net increase from investment operations	0.22

Dividends from:
Net investment income	(0.08)

Total dividends	(0.08)

Net asset value, end of period	$10.25

Total Investment Return[3,4]
Based on net asset value	2.20%

Ratios to Average Net Assets[5,6,7]
Total expenses	0.52%

Total expenses after fees waived	0.50%

Net investment income	2.65%

Supplemental Data
Net assets, end of period (000)	$68

Portfolio turnover of the Master Portfolio	39%[8]

[1]	Commencement of operations.
[2]	Based on average shares outstanding throughout the period.
[3]	Includes the reinvestment of dividends.
[4]	Aggregate total investment return.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Ratio includes the Fund’s share of the Master Portfolio’s allocated fee waived of 0.05%.
[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover rate would have been 13%.

See Notes to Financial Statements.

BLACKROCK BOND INDEX FUND	JUNE 30, 2011	11

Financial Highlights (concluded)	BlackRock Bond Index Fund

	Class K
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.17	$9.90	$9.82	$9.74	$9.59	$9.64

Net investment income	0.17 [1]	0.37 [1]	0.40 [1]	0.47	0.48	0.46
Net realized and unrealized gain (loss)	0.09	0.30	0.10	0.09	0.19	(0.02)

Net increase from investment operations	0.26	0.67	0.50	0.56	0.67	0.44

Dividends and distributions from:
Net investment income	(0.18)	(0.40)	(0.42)	(0.48)	(0.52)	(0.49)
Return of capital	–	–	–	(0.00)[2]	–	–

Total dividends and distributions	(0.18)	(0.40)	(0.42)	(0.48)	(0.52)	(0.49)

Net asset value, end of period	$10.25	$10.17	$9.90	$9.82	$9.74	$9.59

Total Investment Return[3]
Based on net asset value	2.58%[4]	6.79%	5.21%	5.91%	7.16%	4.76%

Ratios to Average Net Assets[5]
Total expenses	0.22%[6,7]	0.26%	0.25%	0.26%	0.28%	0.26%

Total expenses after fees waived	0.20%[6]	0.23%	0.23%	0.23%	0.23%	0.23%

Net investment income	3.45%[6]	3.65%	4.05%	4.84%	5.00%	4.83%

Supplemental Data
Net assets, end of period (000)	$104,105	$98,559	$156,688	$132,997	$111,847	$103,592

Portfolio turnover of the Master Portfolio	39%[8]	59%[9]	103%[10]	89%	61%	57%

1	Based on average shares outstanding.
2	Amount is less than $(0.01) per share.
3	Includes the reinvestment of dividends and distributions.
4	Aggregate total investment return.
5	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
6	Annualized.
7	Ratio includes the Fund’s share of the Master Portfolio’s allocated fee waived of 0.05%.
8	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 13%.
9	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 54%.
10	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 87%.

See Notes to Financial Statements.

12	BLACKROCK BOND INDEX FUND	JUNE 30, 2011

Notes to Financial Statements	BlackRock Bond Index Fund

1. Organization and Significant Accounting Policies:

BlackRock Bond Index Fund (the “Fund”), a series of BlackRock Funds III (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust. The Fund seeks to achieve its investment objective by investing substantially all of its assets in Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), which has the same investment objective and strategies as the Fund. The performance of the Fund is directly affected by the performance of the Master Portfolio. The Fund offers multiple classes of shares. Institutional, Investor A and Class K Shares are sold without a sales charge and only to certain eligible investors. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Institutional and Investor A Shares commenced operations on March 31, 2011.

The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (96.61% of the total Master Portfolio assets as of June 30, 2011).

The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investments in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio, including categorization of fair value measurements, is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Net Investment Income: For financial reporting purposes, investment transactions in the Master Portfolios are recorded on the dates the transactions are entered into (the trade dates). The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax return remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund and its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Administrative Services Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but Barclays is not.

The Trust entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BTC is entitled to receive for these administration services at an annual fee of 0.12% of the average daily net assets of Class K and 0.17% of the average daily net assets of Institutional and Investor A Shares.

BLACKROCK BOND INDEX FUND	JUNE 30, 2011	13

Notes to Financial Statements (concluded)	BlackRock Bond Index Fund

From time to time, BTC may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BTC may delegate certain of its administration duties to sub-administrators.

The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BTC has contractually agreed to provide an offsetting credit against the administration fees paid by the Fund in an amount equal to the independent expenses through April 30, 2012.

The Fund entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and accordance with Rule 12b-1 under the 1940 Act, the Fund pay BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets of the Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A shareholders.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

3. Capital Loss Carryforwards:

As of December 31, 2010, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expiring December 31,
2015	$155,653
2016	291,035

Total	$446,688

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after December 31, 2010 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

4. Capital Share Transactions:

Transactions in capital shares for each share class were as follows:

	Six Months Ended June 30, 2011
BlackRock Bond Index Fund	Shares	Amount
Institutional[1]
Shares sold	7,316	$75,000
Shares issued to shareholders in reinvestment of dividends	–	–

Total issued	7,316	75,000
Shares redeemed	(4,843)	(49,976)

Net increase	2,473	$25,024

Investor A1
Shares sold	6,611	$67,744
Shares issued to shareholders in reinvestment of dividends	12	125

Total issued	6,623	67,869
Shares redeemed	(34)	(354)

Net increase	6,589	$67,515

Class K
Shares sold	1,585,483	$16,168,264
Shares issued to shareholders in reinvestment of dividends	151,558	1,544,598

Total issued	1,737,041	17,712,862
Shares redeemed	(1,271,275)	(12,943,739)

Net increase	465,766	$4,769,123

	Year Ended December 31, 2010
	Shares	Amount
Class K
Shares sold	3,652,604	$37,356,074
Shares issued to shareholders in reinvestment of dividends	420,234	4,277,019

Total issued	4,072,838	41,633,093
Shares redeemed	(10,199,816)	(103,745,299)

Net decrease	(6,126,978)	$(62,112,206)

[1]	For the period from March 31, 2011 (commencement of operations) to June 30, 2011.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

14	BLACKROCK BOND INDEX FUND	JUNE 30, 2011

Master Portfolio Information as of June 30, 2011	Bond Index Master Portfolio

Portfolio Composition

Percent of Long-Term Investments
U.S. Government Sponsored Agency Securities	40%
U.S. Treasury Obligations	33
Corporate Bonds	21
Foreign Agency Obligations	3
Non-Agency Mortgage-Backed Securities	2
Taxable Municipal Bonds	1

Credit Quality Allocation1

Percent of Long-Term Investments
AAA/Aaa[2]	77%
AA/Aa	5
A/A	10
BBB/Baa	8

[1]	Using the higher of S&P or Moody’s Investors Service ratings.
[2]

Includes US Government Sponsored Agency Securities which were deemed AAA/Aaa by the investment advisor. On August 5, 2011, S&P lowered the long-term sovereign credit rating on the United States of America to AA+ from AAA.

BLACKROCK BOND INDEX FUND	JUNE 30, 2011	15

Schedule of Investments June 30, 2011 (Unaudited)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Citibank Credit Card Issuance Trust:
Series 2006-A3, Class A3, 5.30%, 3/15/18	$100	$113,862
Series 2008-A1, Class A1, 5.35%, 2/07/20	170	193,036

Total Asset-Backed Securities – 0.3%		306,898

Corporate Bonds
Aerospace & Defense – 0.2%
The Boeing Co.,
6.13%, 2/15/33	100	113,336
Honeywell International, Inc.,
5.30%, 3/01/18	100	112,358

		225,694

Air Freight & Logistics – 0.1%
United Parcel Service, Inc.,
5.13%, 4/01/19	50	56,190

Auto Components – 0.0%
Johnson Controls, Inc.,
1.75%, 3/01/14	50	50,415

Beverages – 0.5%
Anheuser-Busch Cos., Inc.,
6.45%, 9/01/37	100	113,402
Bottling Group, LLC,
4.63%, 11/15/12	100	105,378
The Coca-Cola Co.,
0.75%, 11/15/13	100	99,492
Diageo Capital Plc,
5.20%, 1/30/13	150	159,974
PepsiCo, Inc.,
4.88%, 11/01/40	100	95,579

		573,825

Biotechnology – 0.1%
Amgen, Inc.,
3.45%, 10/01/20	100	95,351

Capital Markets – 1.3%
The Bear Stearns Cos., Inc./JPMorgan Chase & Co.,
5.70%, 11/15/14	200	220,894
Deutsche Bank AG,
5.38%, 10/12/12	100	105,498
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16	50	50,543
5.95%, 1/18/18	300	323,361
6.13%, 2/15/33	100	100,661
Jefferies Group, Inc.,
8.50%, 7/15/19	50	59,134
Morgan Stanley:
5.30%, 3/01/13	150	158,596
5.75%, 10/18/16	225	238,979
Nomura Holdings, Inc.,
5.00%, 3/04/15	50	52,718
State Street Corp.,
2.88%, 3/07/16	100	101,447

		1,411,831

Chemicals – 0.3%
The Dow Chemical Co.,
4.25%, 11/15/20	50	48,798
E.I. du Pont de Nemours & Co.,
6.00%, 7/15/18	125	144,245
Potash Corp. of Saskatchewan, Inc.,
3.25%, 12/01/17	50	50,266
Praxair, Inc.,
4.63%, 3/30/15	100	110,258

		353,567

Commercial Banks – 2.5%
American Express Bank FSB,
5.50%, 4/16/13 (a)	250	267,449
BB&T Corp.,
5.25%, 11/01/19 (a)	100	105,377
Bank of Nova Scotia,
2.90%, 3/29/16	100	102,145
Barclays Bank Plc,
5.00%, 9/22/16	175	188,255
Council of Europe Development Bank,
1.50%, 1/15/15	100	100,538
Credit Suisse New York,
2.20%, 1/14/14	100	101,303
Eksportfinans Bank ASA,
2.38%, 5/25/16	50	50,179
European Investment Bank:
4.88%, 2/16/16	250	281,893
5.13%, 9/13/16	225	257,237
Fifth Third Bancorp,
3.63%, 1/25/16	50	50,434
HSBC Holdings Plc,
6.80%, 6/01/38	100	106,717
Korea Development Bank,
3.25%, 3/09/16	100	99,709
Lloyds TSB Bank Plc,
6.38%, 1/21/21	50	52,053
PNC Funding Corp.,
5.63%, 2/01/17 (b)	150	165,166
Rabobank Nederland,
5.25%, 5/24/41	25	24,779
Royal Bank of Scotland Group Plc,
5.00%, 10/01/14	75	74,027
Swiss Bank Corp.,
7.00%, 10/15/15	150	166,471
US Bancorp,
4.13%, 5/24/21	50	49,709
Wachovia Bank NA/Wells Fargo & Co.,
6.60%, 1/15/38	50	54,812
Wells Fargo & Co.,
5.63%, 12/11/17	300	331,381
Westpac Banking Corp.,
4.88%, 11/19/19	50	52,008

		2,681,642

Commercial Services & Supplies – 0.2%
Republic Services, Inc.,
5.25%, 11/15/21	50	52,829
Vanderbilt University,
5.25%, 4/01/19	100	111,482

		164,311

Communications Equipment – 0.2%
Cisco Systems, Inc.:
1.63%, 3/14/14	100	100,976
4.95%, 2/15/19	100	108,579

		209,555

Computers & Peripherals – 0.3%
ACE INA Holdings, Inc.,
2.60%, 11/23/15	50	50,212
Dell, Inc.,
5.65%, 4/15/18 (a)	75	83,177
Hewlett-Packard Co.,
4.75%, 6/02/14	150	163,689

		297,078

Consumer Finance – 0.2%
Capital One Financial Corp.,
6.75%, 9/15/17	100	115,613
HSBC Finance Corp.,
6.68%, 1/15/21 (c)	111	113,888

		229,501

Portfolio Abbreviations:

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	GO	General Obligations	RB	Revenue Bond

See Notes to Financial Statements.

16	BLACKROCK BOND INDEX FUND	JUNE 30, 2011

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Financial Services – 2.1%
Bank of America Corp.:
4.50%, 4/01/15	$50	$52,275
7.75%, 8/15/15	250	283,790
Citigroup, Inc.:
5.30%, 10/17/12	100	104,950
6.50%, 8/19/13	150	163,134
3.95%, 6/15/16	50	51,185
6.63%, 6/15/32	100	103,521
6.88%, 3/05/38	100	111,285
General Electric Capital Corp.:
2.25%, 11/09/15	100	98,300
5.63%, 5/01/18	300	328,115
4.38%, 9/16/20	50	49,427
Series G, 6.00%, 8/07/19	100	110,726
JPMorgan Chase & Co.:
1.65%, 9/30/13 (a)	150	151,598
5.50%, 10/15/40 (a)	125	124,286
Merrill Lynch & Co., Inc.:
6.05%, 8/15/12	200	210,542
6.11%, 1/29/37	100	93,760
National Rural Utilities Cooperative Finance Corp.,
3.05%, 3/01/16	50	51,562
SLM Corp.,
8.45%, 6/15/18	100	109,761
US Bancorp,
1.38%, 9/13/13	100	100,453

		2,298,670

Diversified Telecommunication Services – 1.1%
AT&T Corp.,
8.00%, 11/15/31	4	5,293
AT&T, Inc.:
5.10%, 9/15/14	300	329,683
5.35%, 9/01/40	113	107,109
Deutsche Telekom International Finance BV,
8.75%, 6/15/30	100	131,979
Embarq Corp.,
7.08%, 6/01/16	100	111,162
Telecom Italia Capital SA,
5.25%, 11/15/13	150	157,466
Telefonica Emisiones SAU,
5.46%, 2/16/21	50	50,759
Telefonica Europe BV,
8.25%, 9/15/30	50	59,701
Verizon Communications, Inc.,
6.00%, 4/01/41	100	104,425
Verizon Global Funding Corp.,
7.75%, 12/01/30	100	124,975

		1,182,552

Electric Utilities – 1.2%
Alabama Power Co.,
5.50%, 10/15/17	100	114,155
Commonwealth Edison Co.,
5.90%, 3/15/36	50	52,408
Consolidated Edison Co. of New York, Inc.,
6.65%, 4/01/19	100	119,622
Duke Energy Carolinas LLC,
6.05%, 4/15/38	100	110,669
Entergy Corp.,
3.63%, 9/15/15	50	50,792
Florida Power & Light Co./Progress Energy,
5.95%, 2/01/38	100	110,439
Indiana Michigan Power Co.,
6.05%, 3/15/37	100	105,113
Nevada Power Co.,
5.45%, 5/15/41	50	49,711
Northern States Power Co,
8.00%, 8/28/12	100	108,190
Progress Energy, Inc.,
4.40%, 1/15/21	100	101,101
Public Service Electric & Gas Co.,
3.50%, 8/15/20	50	48,823
Southern California Edison Co.:
5.00%, 1/15/16	100	111,919
5.50%, 3/15/40	50	52,074
The Toledo Edison Co.,
6.15%, 5/15/37	100	105,355
Virginia Electric & Power Co.,
4.75%, 3/01/13	100	106,224

		1,346,595

Electrical Equipment – 0.1%
Emerson Electric Co.,
5.00%, 4/15/19	100	109,387

Electronic Equipment, Instruments & Components – 0.1%
Tyco Electronics Group SA,
6.55%, 10/01/17	50	58,912

Energy Equipment & Services – 0.3%
Ensco Plc,
3.25%, 3/15/16	100	101,536
Halliburton Co.,
6.15%, 9/15/19	100	116,189
Transocean, Inc.,
5.25%, 3/15/13	100	106,517

		324,242

Food & Staples Retailing – 0.4%
CVS Caremark Corp.,
6.60%, 3/15/19	100	116,070
The Kroger Co.,
6.15%, 1/15/20	100	115,182
Wal-Mart Stores, Inc.:
1.50%, 10/25/15	100	98,693
3.63%, 7/08/20	150	147,408

		477,353

Food Products – 0.4%
Corn Products International, Inc.,
3.20%, 11/01/15	50	50,995
General Mills, Inc.,
1.55%, 5/16/14	100	100,687
Kraft Foods, Inc.,
6.13%, 8/23/18	150	172,021
Kreditanstalt fuer Wiederaufbau,
3.50%, 3/10/14	100	106,531

		430,234

Health Care Equipment & Supplies – 0.3%
Covidien International Finance SA,
6.55%, 10/15/37	25	28,896
Hospira, Inc.,
6.05%, 3/30/17	125	141,875
Medtronic, Inc.,
4.13%, 3/15/21	100	101,724

		272,495

Health Care Providers & Services – 0.4%
Aetna, Inc.,
6.75%, 12/15/37	50	56,982
LG&E & KU Energy LLC,
3.75%, 11/15/20 (c)	50	47,130
Medco Health Solutions, Inc.,
2.75%, 9/15/15	50	50,438
Quest Diagnostics, Inc.,
3.20%, 4/01/16	50	51,065
UnitedHealth Group, Inc.,
5.95%, 2/15/41	100	102,261
WellPoint, Inc.,
5.25%, 1/15/16	150	167,285

		475,161

Hotels, Restaurants & Leisure – 0.2%
McDonald’s Corp.,
3.50%, 7/15/20	100	99,930
Yum! Brands, Inc.,
5.30%, 9/15/19	100	107,487

		207,417

Household Durables – 0.1%
Whirlpool Corp.,
8.60%, 5/01/14	100	116,530

Household Products – 0.2%
Energizer Holdings, Inc.,
4.70%, 5/19/21 (c)	50	49,384
Kimberly-Clark Corp.,
3.63%, 8/01/20	50	49,758
The Procter & Gamble Co.,
1.80%, 11/15/15	100	99,557

		198,699

See Notes to Financial Statements.

BLACKROCK BOND INDEX FUND	JUNE 30, 2011	17

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Industrial Conglomerates – 0.2%
General Electric Co.,
5.00%, 2/01/13	$100	$106,140
Tyco International Finance SA,
4.13%, 10/15/14 (a)	50	53,187
Waste Management, Inc.,
4.60%, 3/01/21	100	102,035

		261,362

Insurance – 0.7%
AON Corp.,
3.13%, 5/27/16	50	49,837
American International Group, Inc.,
8.25%, 8/15/18	100	114,863
Berkshire Hathaway Finance Corp.,
5.10%, 7/15/14	100	110,913
Genworth Financial, Inc.,
7.70%, 6/15/20	50	52,099
Hartford Financial Services Group, Inc.,
6.10%, 10/01/41	100	95,498
Lincoln National Corp.,
4.85%, 6/24/21	50	49,385
MetLife, Inc.,
5.00%, 6/15/15	100	109,103
Prudential Financial, Inc.,
3.00%, 5/12/16	50	49,559
Travelers Property Casualty Corp.,
6.38%, 3/15/33	100	108,739

		739,996

Internet Software & Services – 0.1%
eBay, Inc.,
3.25%, 10/15/20	50	46,644
Google, Inc.,
3.63%, 5/19/21	25	24,727

		71,371

IT Services – 0.2%
Fiserv, Inc.,
6.80%, 11/20/17	50	57,728
International Business Machines Corp.,
2.00%, 1/05/16	150	149,123

		206,851

Life Sciences Tools & Services – 0.0%
Thermo Fisher Scientific, Inc.,
2.05%, 2/21/14	25	25,489

Machinery – 0.3%
Caterpillar, Inc.:
5.70%, 8/15/16	100	115,633
3.90%, 5/27/21	50	50,007
Danaher Corp.,
3.90%, 6/23/21	50	49,803
Ingersoll-Rand Global Holding Co. Ltd.,
6.88%, 8/15/18	50	59,251

		274,694

Media – 1.0%
CBS Corp.,
5.63%, 8/15/12	10	10,453
COX Communications, Inc.,
5.50%, 10/01/15	100	112,253
Cintas Corp. No 2,
4.30%, 6/01/21	25	24,983
Comcast Corp.,
6.45%, 3/15/37	100	106,955
DIRECTV Holdings LLC/DIRECTV Financing Co.:
3.13%, 2/15/16	100	101,450
3.50%, 3/01/16	100	103,221
Discovery Communications LLC,
4.38%, 6/15/21	50	49,511
NBC Universal, Inc.,
4.38%, 4/01/21 (c)	100	98,955
News America, Inc.,
6.20%, 12/15/34	100	102,127
TCI Communications, Inc.,
8.75%, 8/01/15	50	61,372
Time Warner Cable, Inc.,
7.50%, 4/01/14	50	57,603
Time Warner, Inc.,
7.70%, 5/01/32	100	120,735
The Walt Disney Co.,
3.75%, 6/01/21	100	99,513

		1,049,131

Metals & Mining – 0.8%
Alcoa, Inc.,
5.90%, 2/01/27	150	146,577
ArcelorMittal,
3.75%, 3/01/16	150	151,676
BHP Billiton Finance USA Ltd.,
4.80%, 4/15/13	100	106,878
Barrick North America Finance LLC,
5.70%, 5/30/41 (c)	50	48,538
Rio Tinto Alcan, Inc.,
4.88%, 9/15/12	150	157,059
Rio Tinto Finance USA Ltd.:
2.50%, 5/20/16	50	50,097
4.13%, 5/20/21	50	49,666
Teck Resources Ltd.,
4.75%, 1/15/22	50	50,094
Vale Overseas Ltd.,
6.88%, 11/21/36	100	108,579

		869,164

Multi-Utilities – 0.1%
Nisource Finance Corp.,
5.95%, 6/15/41	50	48,977
Pacific Gas & Electric Co.,
6.05%, 3/01/34	100	105,740

		154,717

Multiline Retail – 0.1%
Target Corp.,
7.00%, 1/15/38	100	119,708

Office Electronics – 0.1%
Xerox Corp.,
5.63%, 12/15/19	100	109,532

Oil, Gas & Consumable Fuels – 2.2%
Alberta Energy Co. Ltd.,
7.38%, 11/01/31	100	115,121
Anadarko Petroleum Corp.,
6.45%, 9/15/36	100	104,345
Apache Corp.,
6.00%, 1/15/37	100	108,711
BP Capital Markets Plc:
3.63%, 5/08/14	100	105,112
3.20%, 3/11/16	100	101,710
ConocoPhillips,
4.60%, 1/15/15	200	220,910
EOG Resources, Inc.,
2.50%, 2/01/16 (a)	50	50,006
Energy Transfer Partners LP,
9.70%, 3/15/19	150	191,687
Enterprise Products Operating LLC,
5.60%, 10/15/14	200	222,188
Kinder Morgan Energy Partners LP,
6.50%, 2/01/37	100	104,225
Marathon Petroleum Corp.,
3.50%, 3/01/16 (c)	100	102,511
MidAmerican Energy Holdings Co.,
6.13%, 4/01/36	100	107,689
Nabors Industries, Inc.,
5.00%, 9/15/20	50	50,592
Petrobras International Finance Co.,
5.75%, 1/20/20	150	160,013
Petroleos Mexicanos,
6.50%, 6/02/41 (c)	50	50,732
Sempra Energy,
2.00%, 3/15/14	100	100,943
Shell International Finance BV,
4.38%, 3/25/20	100	105,078
Statoil ASA,
5.10%, 8/17/40	100	97,492
Tennessee Gas Pipeline Co.,
7.50%, 4/01/17	100	120,808
TransCanada PipeLines Ltd.,
6.20%, 10/15/37	50	53,959
Valero Energy Corp.,
6.13%, 2/01/20 (a)	75	82,420
The Williams Cos., Inc.,
7.88%, 9/01/21	50	61,973

		2,418,225

Paper & Forest Products – 0.1%
International Paper Co.,
7.95%, 6/15/18	75	89,302

Pharmaceuticals – 0.7%
Abbott Laboratories,
5.60%, 11/30/17	50	57,945
AstraZeneca Plc,
5.90%, 9/15/17	100	116,535
Eli Lilly & Co.,
5.50%, 3/15/27	50	53,830
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	50	57,657

See Notes to Financial Statements.

18	BLACKROCK BOND INDEX FUND	JUNE 30, 2011

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Pharmaceuticals (concluded)
Johnson & Johnson:
5.15%, 8/15/12	$125	$131,140
2.15%, 5/15/16 (a)	100	100,238
Merck & Co., Inc.,
5.95%, 12/01/28	100	112,458
Pharmacia Corp.,
6.50%, 12/01/18	150	177,680

		807,483

Real Estate Investment Trusts (REITs) – 0.3%
ERP Operating LP,
4.75%, 7/15/20	100	101,407
HCP, Inc.,
6.00%, 1/30/17 (a)	100	110,115
Health Care REIT, Inc.,
5.25%, 1/15/22	50	49,808
ProLogis LP,
6.25%, 3/15/17	50	55,218

		316,548

Road & Rail – 0.4%
Burlington Northern Santa Fe LLC,
5.40%, 6/01/41	100	98,257
CSX Corp.,
3.70%, 10/30/20	100	96,181
Norfolk Southern Corp.,
7.70%, 5/15/17	150	186,270

		380,708

Semiconductors & Semiconductor Equipment – 0.1%
Applied Materials, Inc.,
5.85%, 6/15/41	50	50,714
Texas Instruments, Inc.,
1.38%, 5/15/14	50	50,209

		100,923

Software – 0.2%
Microsoft Corp.,
3.00%, 10/01/20	50	47,439
Oracle Corp.,
5.75%, 4/15/18	150	171,670

		219,109

Specialty Retail – 0.1%
Lowe’s Cos., Inc.,
4.63%, 4/15/20	100	106,404
Macy’s Retail Holdings, Inc.,
5.90%, 12/01/16	25	28,064

		134,468

Tobacco – 0.1%
Altria Group, Inc.,
9.25%, 8/06/19	100	130,395

Water Utilities – 0.1%
United Utilities Plc,
5.38%, 2/01/19	50	52,072

Wireless Telecommunication Services – 0.2%
America Movil SAB de CV,
5.00%, 3/30/20	100	104,320
American Tower Corp.,
5.05%, 9/01/20	25	24,624
Vodafone Group Plc,
7.88%, 2/15/30	100	128,556

		257,500

Total Corporate Bonds – 20.9%		22,635,955

Foreign Agency Obligations
Asian Development Bank,
2.75%, 5/21/14 (a)	200	209,370
Brazilian Government International Bond:
8.00%, 1/15/18	194	233,819
5.63%, 1/07/41	100	102,750
Colombia Government International Bond,
7.38%, 9/18/37	100	126,000
Hydro Quebec,
2.00%, 6/30/16	100	98,474
Inter-American Development Bank,
3.00%, 4/22/14	250	264,545
Israel Government International Bond,
4.63%, 6/15/13	100	105,906
Italian Republic,
6.88%, 9/27/23	100	113,169
KFW:
1.88%, 1/14/13	150	153,113
3.25%, 3/15/13	250	261,154
1.25%, 10/26/15 (a)	250	244,663
Mexico Government International Bond:
8.13%, 12/30/19 (a)	100	139,000
6.75%, 9/27/34	100	116,250
Ontario Electricity Financial Corp.,
7.45%, 3/31/13	150	166,733
Panama Government International Bond,
5.20%, 1/30/20	100	109,700
Peruvian Government International Bond,
8.75%, 11/21/33	91	124,079
Poland Government International Bond,
6.38%, 7/15/19	100	114,250
Province of Ontario Canada,
2.30%, 5/10/16	100	100,515
Province of Quebec Canada,
5.00%, 3/01/16	100	113,516

Total Foreign Agency Obligations – 2.7%		2,897,006

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities – 2.3%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4,
5.32%, 12/11/49	600	636,626
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class A2,
5.42%, 5/15/36 (d)	500	541,676
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4,
5.44%, 3/10/39	200	214,539
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3,
5.34%, 5/15/47	100	106,477
LB-UBS Commercial Mortgage Trust: Series 2004-C2, Class A4,
4.37%, 3/15/36	500	529,916
Series 2006-C4, Class AM,
6.09%, 6/15/38 (d)	475	497,194

Total Non-Agency Mortgage-Backed Securities – 2.3%		2,526,428

Preferred Securities	Shares
Trust Preferred – 0.1%
Diversified Financial Services – 0.1%
JPMorgan Chase Capital XVIII,
6.95%, 8/17/36	75	74,489

Total Preferred Securities – 0.1%		74,489

	Par (000)
Taxable Municipal Bonds
Los Angeles Community College District, GO, Unlimited, Build America Bonds,
6.75%, 8/01/49	$50	56,955
Massachusetts School Building Authority,
5.72%, 8/15/39	100	106,242
Metropolitan Transportation Authority, RB, Build America Bonds,
6.69%, 11/15/40	50	54,394
See Notes to Financial Statements.

BLACKROCK BOND INDEX FUND	JUNE 30, 2011	19

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)	Value
New Jersey State Turnpike Authority, RB,
4.25%, 1/01/16	$190	$199,038
Ohio State Water Development Authority, Water Pollution Control, RB, Build America Bonds,
4.88%, 12/01/34	100	97,525
State of California,
7.55%, 4/01/39	50	57,218
State of California, GO, Unlimited,
5.45%, 4/01/15	100	108,778
State of Illinois, GO, Unlimited,
5.10%, 6/01/33	100	85,072
State of Texas, GO, Build America Bonds,
5.52%, 4/01/39	100	104,725

Total Taxable Municipal Bonds – 0.8%		869,947

U.S. Government Sponsored Agency Securities
Agency Obligations – 5.9%
Fannie Mae:
0.63%, 9/24/12	400	401,530
1.45%, 1/24/14	600	603,775
1.63%, 10/26/15	350	348,490
2.38%, 7/28/15	600	617,719
2.75%, 2/05/14	300	315,451
3.00%, 9/01/16	200	202,882
4.38%, 3/15/13 (a)	850	906,527
4.63%, 10/15/13 (a)	900	981,454
Federal Home Loan Banks,
5.50%, 7/15/36 (a)	100	109,805
Financing Corp.,
8.60%, 9/26/19	200	277,409
Freddie Mac:
4.63%, 10/25/12	990	1,045,609
6.25%, 7/15/32	95	117,154
Tennessee Valley Authority,
6.25%, 12/15/17	400	483,778

		6,411,583

Federal Deposit Insurance Corporation Guaranteed – 0.2%
Citigroup Funding, Inc.,
2.25%, 12/10/12	250	256,306

Mortgage-Backed Securities – 33.4%
Fannie Mae Mortgage Backed Securities:
3.24%, 11/01/40 (d)	176	181,792
3.50%, 2/01/26	488	498,102
4.00%, 10/01/25 – 6/01/41 (e)	3,706	3,791,013
4.50%, 5/01/24 – 6/01/41 (e)	4,083	4,240,758
5.00%, 1/01/19 – 6/01/41 (e)	3,455	3,690,829
5.30%, 7/01/39 (d)	185	198,611
5.50%, 6/01/25 – 5/01/39	3,366	3,662,416
6.00%, 3/01/34	807	895,433
6.50%, 7/01/32	655	744,895
7.00%, 2/01/32	114	131,550
Freddie Mac Mortgage Backed Securities:
3.68%, 9/01/40 (d)	247	259,120
4.00%, 5/01/19 – 1/01/41	1,302	1,320,364
4.50%, 4/01/18 – 10/01/39	2,743	2,866,003
5.00%, 10/01/18 – 8/01/35	2,326	2,489,653
5.04%, 7/01/38 (d)	396	424,137
5.50%, 4/01/33 – 1/01/39	1,250	1,359,454
6.00%, 6/01/41 (e)	1,000	1,098,281
6.50%, 6/01/31	154	174,556
8.00%, 12/01/24	424	500,129
Ginnie Mae Mortgage Backed Securities:
4.00%, 3/15/41	995	1,015,925
4.50%, 7/15/39 – 6/01/41 (e)	2,842	2,999,213
U.S. Treasury Obligations
5.00%, 8/15/38 – 11/15/39	1,486	1,615,858
5.50%, 12/15/32	348	385,432
6.00%, 3/15/35 – 10/15/37	280	313,531
6.50%, 9/15/36	505	577,551
7.50%, 12/15/23	504	590,823

		36,025,429

Total U.S. Government Sponsored Agency Securities – 39.5%		42,693,318

U.S. Treasury Bonds:
8.75%, 5/15/17 (a)	500	686,367
8.75%, 5/15/20 (a)	500	730,195
8.75%, 8/15/20	400	586,250
6.25%, 8/15/23 (a)	525	666,012
7.63%, 2/15/25 (a)	195	277,753
6.13%, 11/15/27 (a)	480	606,900
6.25%, 5/15/30	100	129,031
5.38%, 2/15/31 (a)	350	410,211
3.50%, 2/15/39	100	85,875
4.25%, 5/15/39	175	171,664
4.38%, 11/15/39	300	300,141
4.63%, 2/15/40 (a)	730	761,139
4.38%, 5/15/40	250	249,845
3.88%, 8/15/40	360	329,625
4.25%, 11/15/40 (a)	710	694,025
4.75%, 2/15/41 (a)	270	287,002
4.38%, 5/15/41	350	349,454
U.S. Treasury Notes:
4.38%, 8/15/12	500	523,086
1.75%, 8/15/12	400	406,688
1.38%, 9/15/12	1,000	1,013,125
0.38%, 10/31/12	2,300	2,302,247
1.38%, 11/15/12 (a)	500	507,207
1.13%, 12/15/12	500	505,645
1.38%, 1/15/13	1,500	1,523,203
1.75%, 4/15/13 (a)	400	409,408
0.63%, 4/30/13	1,300	1,304,667
1.38%, 5/15/13	1,250	1,271,775
3.38%, 6/30/13	370	391,506
3.13%, 8/31/13	400	422,531
4.75%, 5/15/14	175	194,838
0.75%, 6/15/14	350	349,481
2.38%, 8/31/14 (a)	950	994,012
2.50%, 4/30/15	790	828,512
1.88%, 6/30/15	1,500	1,535,157
1.75%, 7/31/15	250	254,238
1.25%, 9/30/15 (a)	900	894,164
2.00%, 1/31/16 (a)	400	407,781
4.50%, 2/15/16	500	565,508
2.13%, 2/29/16 (a)	600	614,250
2.00%, 4/30/16 (a)	1,500	1,522,740
5.13%, 5/15/16 (a)	250	290,547
1.75%, 5/31/16 (a)	400	400,624
1.50%, 6/30/16	500	493,905
4.63%, 11/15/16	250	285,313
2.75%, 11/30/16	850	886,191
4.63%, 2/15/17	150	171,152
2.50%, 6/30/17	790	805,306
4.75%, 8/15/17	375	431,309
1.88%, 8/31/17	370	362,600
4.25%, 11/15/17	275	308,258

See Notes to Financial Statements.

20	BLACKROCK BOND INDEX FUND	JUNE 30, 2011

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Per (000)	Value
2.75%, 2/28/18 (a)	$1,050	$1,075,183
4.00%, 8/15/18 (a)	500	551,015
3.38%, 11/15/19	500	521,250
3.63%, 2/15/20	500	528,945
2.63%, 8/15/20 (a)	750	725,977
2.63%, 11/15/20 (a)	500	481,563
3.63%, 2/15/21 (a)	360	375,384

Total U.S. Treasury Obligations – 32.2%		34,757,780

Total Long-Term Investments (Cost – $102,557,805) – 98.8%		106,761,821

Short-Term Securities	Shares
Money Market Funds – 20.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (b)(f)(g)	19,853,023	19,853,023
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (b)(f)(g)	2,163,650	2,163,650

		22,016,673

Total Short-Term Securities (Cost – $22,016,673) – 20.4%		22,016,673

Total Investments (Cost – $124,574,478*) – 119.2%		128,778,494
Liabilities in Excess of Other Assets – (19.2)%		(20,773,821)

Net Assets – 100.0%		$108,004,673

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$124,703,026

Gross unrealized appreciation	$4,336,373
Gross unrealized depreciation	(260,905)

Net unrealized appreciation	$4,075,468

(a)	Security, or a portion of security, is on loan.

(b)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at December 31, 2010	Shares Purchased		Shares Sold	Shares/Par Held at June 30, 2011	Value at June 30, 2011	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	14,588,515	5,264,508	[1]	–	19,853,023	$19,853,023	$11,636
BlackRock Cash Funds:
Prime, SL Agency Shares	1,952,973	210,677	[1]	–	2,163,650	$2,163,650	$1,298
PNC Funding Corp., 5.63%, 2/01/17	150	–		–	150	$165,166	$4,219

[1]	Represents net shares activity.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	$1,098,281	$(1,406)
BNP Paribas Securities	$1,062,500	$(2,969)
Credit Suisse Securities	$2,086,406	$1,172
JP Morgan Securities.	$1,041,563	$(1,094)

(f)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(g)	Represents the current yield as of report date.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and does not necessarily correspond to the Master Portfolio’s perceived risk investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK BOND INDEX FUND	JUNE 30, 2011	21

Schedule of Investments (concluded)	Bond Index Master Portfolio

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$306,898	–	$306,898
Corporate Bonds	–	22,635,955	–	22,635,955
Foreign Agency Obligations	–	2,897,006	–	2,897,006
Non-Agency Mortgage-Backed Securities	–	2,526,428	–	2,526,428
Preferred Securities	–	74,489	–	74,489
Taxable Municipal Bonds	–	869,947	–	869,947
U.S. Government Sponsored Agency Securities	–	42,693,318	–	42,693,318
U.S. Treasury Obligations	–	34,757,780	–	34,757,780
Short-Term Securities:
Money Market Funds	$22,016,673	–	–	22,016,673

Total	$22,016,673	$106,761,821	–	$128,778,494

See Notes to Financial Statements.

22	BLACKROCK BOND INDEX FUND	JUNE 30, 2011

Statement of Assets and Liabilities	Bond Index Master Portfolio

June 30, 2011 (Unaudited)
Assets
Investments at value – unaffiliated[1,2]	$106,596,655
Investments at value – affiliated[3]	22,181,839
Investments sold receivable	1,426,229
Securities lending income receivable – affiliated	2,219
Interest receivable	766,960

Total assets	130,973,902

Liabilities
Collateral at value – securities loaned	16,730,303
Investments purchased payable	6,219,719
Investment advisory fees payable	2,433
Professional fees payable	15,676
Trustees’ fees payable	1,098

Total liabilities	22,969,229

Net Assets	$108,004,673

Net Assets Consist of
Investors’ capital	$103,800,657
Net unrealized appreciation/depreciation	4,204,016

Net Assets	$108,004,673

[1] Investments at cost – unaffiliated	$102,409,266

[2] Securities loaned at value	$16,369,598

[3] Investments at cost – affiliated	$22,165,212

See Notes to Financial Statements.

BLACKROCK BOND INDEX FUND	JUNE 30, 2011	23

Statement of Operations	Bond Index Master Portfolio

Six Months Ended June 30, 2011 (Unaudited)
Investment Income
Interest	$1,810,899
Securities lending – affiliated	10,040
Income – affiliated	4,219

Total income	1,825,158

Expenses
Investment advisory	40,119
Professional	22,004
Independent Trustees	3,987

Total expenses	66,110
Less fees waived by advisor	(25,991)

Total expenses after fees waived	40,119

Net investment income	1,785,039

Realized and Unrealized Gain
Net realized gain from Investments – unaffiliated	360,473
Net change in unrealized appreciation/depreciation on Investments	460,350

Total realized and unrealized gain	820,823

Net Increase in Net Assets Resulting from Operations	$2,605,862

See Notes to Financial Statements.

24	BLACKROCK BOND INDEX FUND	JUNE 30, 2011

Statements of Changes in Net Assets	Bond Index Master Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$1,785,039	$4,739,121
Net realized gain	360,473	4,424,757
Net change in unrealized appreciation/depreciation	460,350	(230,804)

Net increase in net assets resulting from operations	2,605,862	8,933,074

Capital Transactions
Proceeds from contributions	13,472,931	22,565,984
Fair value of withdrawals	(6,563,155)	(89,474,775)

Net increase (decrease) in net assets derived from capital transactions	6,909,776	(66,908,791)

Net Assets
Total increase (decrease) in net assets	9,515,638	(57,975,717)
Beginning of period	98,489,035	156,464,752

End of period	$108,004,673	$98,489,035

See Notes to Financial Statements.

BLACKROCK BOND INDEX FUND	JUNE 30, 2011	25

Financial Highlights	Bond Index Master Portfolio

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	2.64%[1]	6.94%	5.36%	6.06%	7.31%	4.91%

Ratios to Average Net Assets
Total expenses	0.13%[2]	0.10%	0.09%	0.10%	0.11%	0.10%

Total expenses after fees waived	0.08%[2]	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	3.56%[2]	3.80%	4.20%	4.99%	5.15%	4.97%

Supplemental Data
Net assets, end of period (000)	$108,005	$98,489	$156,465	$133,478	$119,907	$103,696

Portfolio turnover[3]	39%[4]	59%[5]	103%[6]	89%	61%	57%

[1]	Aggregate total investment return.
[2]	Annualized.
[3]	Portfolio turnover rates include in-kind transactions, if any.
[4]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 38%.
[5]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 54%.
[6]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 87%.

26	BLACKROCK BOND INDEX FUND	JUNE 30, 2011

Notes to Financial Statements	Bond Index Master Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate only to Bond Index Master Portfolio (the “Master Portfolio”), which is a series of MIP. The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: US GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The Master Portfolio values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Investments in open-end registered investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, BlackRock Fund Advisors (“BFA”) seeks to determine the price that the Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BFA deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Asset-Backed and Mortgage-Backed Securities: The Master Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Master Portfolio may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Multiple Class Pass-Through Securities: The Master Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by,

BLACKROCK BOND INDEX FUND	JUNE 30, 2011	27

Notes to Financial Statements (continued)	Bond Index Master Portfolio

and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple class pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-back securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Master Portfolio may not fully recoup its initial investment in IOs.

Capital Trusts: The Master Portfolio may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

TBA Commitments: The Master Portfolio may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Master Portfolio generally enters into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Master Portfolio accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Master Portfolio’s portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, TBAs beyond normal settlement and financial futures contracts), the Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/ deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statement of Operations.

Securities Lending: The Master Portfolio may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent.

28	BLACKROCK BOND INDEX FUND	JUNE 30, 2011

Notes to Financial Statements (continued)	Bond Index Master Portfolio

During the term of the loan, the Master Portfolio earns dividend and interest on the securities loaned but does not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master Portfolio could experience delays and costs in gaining access to the collateral. The Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the period, the participating Master Portfolio accepted only cash collateral in connection with securities loaned.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolio’s financial statements and disclosures.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several master portfolios are pro rated among those master portfolios on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolio for 1940 Act purposes, but Barclays is not.

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with BFA (the “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of the Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays BFA a monthly fee based on a percentage of the Master Portfolio’s average daily net assets at an annual rate of 0.08%.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to cap the expenses of the Master Portfolio whereby BFA reduces the investment advisory fee by an amount equal to the independent expenses through April 30, 2012. This is shown as fees waived by advisor in the Statement of Operations.

MIP entered into an administration services arrangement with Black-Rock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC may delegate certain of its administration duties to sub-administrators. BTC, in consideration thereof, has agreed to bear all of the Master Portfolio’s and MIP’s ordinary operating expenses excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BTC is not entitled to compensation for providing administration services to the Master Portfolio for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolio.

The Master Portfolio received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending

BLACKROCK BOND INDEX FUND	JUNE 30, 2011	29

Notes to Financial Statements (concluded)	Bond Index Master Portfolio

agent a fee based on a share of the income derived from the securities lending activities and has retained BlackRock Investment Management (“BIM”), an affiliate of BFA, as the securities lending agent. BIM may, on behalf of the Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BIM or in registered money market funds advised by BIM or its affiliates. The market value of securities on loan and the value of the related collateral are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral at value – securities loaned, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Master Portfolio on such investments is shown as securities lending – affiliated in the Statement of Operations. BIM has voluntarily agreed to waive its fees for the period beginning December 1, 2009 until further notice.

The Master Portfolio may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statement of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments including paydowns, mortgage dollar rolls and TBA transactions and excluding short-term securities and US government securities for the six months ended June 30, 2011, were $38,765,532 and $30,149,133, respectively.

Purchases and sales of US government securities for the Master Portfolio for the six months ended June 30, 2011, were $12,042,984 and $8,317,860, respectively.

Purchases and sales of mortgage dollar roll securities for the Master Portfolio for the six months ended June 30, 2011, were $983,438 and $986,406, respectively.

4. Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of investments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolios’ Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

30	BLACKROCK BOND INDEX FUND	JUNE 30, 2011

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met on April 5, 2011 and May 17-18, 2011 to consider the approval of the Master Fund’s investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (“BlackRock”), the Master Fund’s investment advisor, on behalf of Bond Index Master Portfolio (the “Master Portfolio”), a series of the Master Fund. BlackRock Bond Index Fund (the “Portfolio”), a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolio. For simplicity, the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against peer funds and/or benchmarks, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective, policies and restrictions; (e) the Master Fund’s and the Fund’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the Portfolio, as applicable, and the investment performance of the Portfolio as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), as well as the gross investment performance of the Portfolio as compared with its benchmark; (b) information on the profitability of the Agreement to BlackRock and a discussion of fall-out benefits to BlackRock and its

BLACKROCK BOND INDEX FUND	JUNE 30, 2011	31

Disclosure of Investment Advisory Agreement (continued)

affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; (f) sales and redemption data regarding the Portfolio’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17-18, 2011 Board meeting.

At an in-person meeting held on May 17-18, 2011, the Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2012. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio, the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Master Portfolio and the Portfolio; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolio and the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing Master Portfolio performance and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates and significant shareholders provide the Master Portfolio and the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In addition to investment advisory services, Black-Rock and its affiliates provide the Master Portfolio and the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

32	BLACKROCK BOND INDEX FUND	JUNE 30, 2011

Disclosure of Investment Advisory Agreement (continued)

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Master Portfolio’s investment results correspond directly to the investment results of the Portfolio. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to funds in the Portfolio’s applicable Lipper category and the gross investment performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Master Portfolio management to discuss the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

The Board noted that the gross performance of the Portfolio exceeded its benchmark index during each of the one-, three- and five-year periods reported.

The Board noted that BlackRock has made changes to the organization of the overall fixed income group designed to result in a strengthened leadership team with clearer accountability.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio

The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee ratio compared with the other funds in the Portfolio’s Lipper category. It also compared each Portfolio’s total expense ratio, as well as the Master Portfolio’s actual advisory fee ratio, to those of other funds in the Portfolio’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio and the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio and the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master Portfolio’s contractual advisory fee ratio was lower than or equal to the median contractual advisory fee ratio paid by the Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that effective December 1, 2010, the Portfolio’s administration fee was reduced.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of

BLACKROCK BOND INDEX FUND	JUNE 30, 2011	33

Disclosure of Investment Advisory Agreement (concluded)

the Master Portfolio and the Portfolio increase. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio and the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the pertinent Master Portfolio.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolio and the Portfolio, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board of the Master Fund considered the detailed review of BlackRock’s fee structure, as it applies to the Master Fund, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

34	BLACKROCK BOND INDEX FUND	JUNE 30, 2011

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

David O. Beim, Trustee

Richard S. Davis, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Ira P. Shapiro, Secretary

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Custodian

State Street Bank and Trust Company

Boston, MA 02101

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02101

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

New York, NY 10017

Address of the Funds

400 Howard Street

San Francisco, CA 94105

BLACKROCK BOND INDEX FUND	JUNE 30, 2011	35

Additional Information

General Information

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio votes proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

36	BLACKROCK BOND INDEX FUND	JUNE 30, 2011

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

# BINF-6/11

June 30, 2011

Semi-Annual Report (Unaudited)

BlackRock Funds III

▶	BlackRock S&P 500 Stock Fund

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK FUNDS III	JUNE 30, 2011

Dear Shareholder

The recent downgrade of US long-term debt by Standard & Poor’s marked an historic event for financial markets. Stocks tumbled in the days before and after the announcement on August 5 as investors contemplated the pervasiveness of the lower US credit rating across asset classes and the future direction of the global economy. BlackRock was well prepared for the possibility of a downgrade and the firm had no need to execute any forced selling of securities in response to the S&P action. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets.

The pages that follow reflect your mutual fund’s reporting period ended June 30, 2011. Accordingly, the below discussion is intended to provide you with perspective on the performance of your investments during that period.

Economic conditions in the second quarter of 2011 were strikingly similar to the scenario of the same quarter last year. The sovereign debt crisis in Europe, tightening monetary policy in China and a global economic slowdown were again the key concerns that drove investors away from risky assets. The second-quarter correction in 2010 was significant, but markets were revived toward the end of the summer as positive economic news and robust corporate earnings whetted investor appetite for yield. The global economy had finally gained traction and investor fear turned to optimism with the anticipation of a second round of quantitative easing (“QE2”) from the US Federal Reserve Board (the “Fed”). Stock markets rallied despite the ongoing European debt crisis and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward, pushing prices down, especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles abounded.

The new year brought spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industry supply chains and concerns mounted over US debt and deficit issues. Equities quickly rebounded from each of these events as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Global credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors responded to the Fed’s early 2011 reaffirmation that it will keep interest rates low.

However, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader debt crisis and its further contagion among peripheral European countries. Concurrently, it became evident that the pace of global economic growth had slowed. Higher oil prices and supply chain disruptions in Japan finally caught up with economic data. Investors pulled back from riskier assets and stocks generally declined throughout most of May and June, but year-to-date performance in global equity markets was positive, and 12-month returns were remarkably strong. In bond markets, yields were volatile but generally moved lower for the period as a whole (pushing prices up). Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Markets generally moved higher despite heightened volatility during the reporting period.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2011

	6-month	12-month
US large cap equities (S&P 500 Index)	6.02%	30.69%
US small cap equities (Russell 2000 Index)	6.21	37.41
International equities (MSCI Europe, Australasia, Far East Index)	4.98	30.36
Emerging market equities (MSCI Emerging Markets Index)	0.88	27.80
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.16
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	3.26	1.88
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	2.72	3.90
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	4.42	3.48
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	4.98	15.53

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2011	BlackRock S&P 500 Stock Fund

Investment Objective

BlackRock S&P 500 Stock Fund’s (the “Fund”), a series of BlackRock Funds III (the “Trust”), investment objective is to provide investment results that correspond to the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor’s 500 Index (“S&P 500 Index”).

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended June 30, 2011, the Fund generated a total return of 5.97%, while the benchmark S&P 500 Index returned 6.02% for the same period. The S&P 500 Index is an unmanaged index that covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (the “NYSE”) issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

•

The return for the Fund differs from the benchmark based on Fund expenses. The Fund invests all of its assets in S&P 500 Stock Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

Describe the market environment.

•

US equity markets began the year on an upswing. Confidence levels were improving, the economy was recovering and investors were increasing their holdings of riskier assets. US stocks moved higher during the first four months of 2011 despite volatility from significant global events. Political turmoil spread across the Middle East/North Africa region and prices of oil and other commodities rose sharply. March brought devastating natural disasters that left Japan with massive infrastructure damage and a nuclear crisis. In April, Standard & Poor’s changed its ratings outlook for long-term US and Japanese debt from stable to negative. But equity markets charged forward as investors chose to focus on the continuing stream of strong corporate earnings reports.

•

Meanwhile, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Financial markets were met with a sharp reversal in May when political unrest in Greece pushed that nation closer to defaulting on its debt. This development rekindled fears about the broader sovereign debt crisis in Europe and its further contagion among peripheral countries. Concurrently, it became evident that the pace of US and global economic growth had slowed. The impact of higher oil prices and supply chain disruptions in Japan finally surfaced in weak economic data. Investors pulled back from riskier assets amid heightened uncertainty and equity markets experienced a correction throughout most of May and June. The last week of June brought a sharp rally on encouraging data from the US manufacturing sector and Germany’s decision to support the refinancing of Greece’s public debt.

•

From a sector perspective, health care stocks (+13.93%) led the index, driven by increased merger and acquisition activity. Energy stocks (+11.39%) benefited from rising oil prices earlier in the period. All other sectors provided positive returns with the exception of financials (-3.06%), where the banking industry remained under pressure amid heightened concerns about the sovereign debt crisis.

Describe recent portfolio activity.

•

During the six-month period, as changes were made to the composition of the S&P 500 Index, the Master Portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe Fund positioning at period end.

•	The Master Portfolio remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS III	JUNE 30, 2011

BlackRock S&P 500 Stock Fund

Total Return Based on a $10,000 Investment

[1]	The Fund invests all of its assets in the Master Portfolio. The Master Portfolio invests primarily in a diversified portfolio of equity securities of large companies located in the Unites States.
[2]

The unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (the “NYSE”) issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Performance Summary for the Period Ended June 30, 2011

	6-Month Total Returns	Average Annual Total Returns
		1 Year	5 Years	10 Years
BlackRock S&P 500 Stock Fund	5.97%	30.48%	2.85%	2.57%
S&P 500 Index	6.02	30.69	2.94	2.72

See “About Fund Performance” on page 6 for further information on how performance was calculated.

Past performance is not indicative of future results.

Expense Example

Actual			Hypothetical[4]
Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[3]	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[3]	Annualized Expense Ratio
$1,000.00	$1,059.70	$0.92	$1,000.00	$1,023.90	$0.90	0.18%

[3]

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund invests significantly in the Master Portfolio, the expense table example reflects the net expenses of both the Fund and the Master Portfolio.

[4]

Hypothetical 5% return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365. See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK FUNDS III	JUNE 30, 2011	5

About Fund Performance

Performance information reflects past performance and does not guarantee future results. Current performance data may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds, to obtain performance data current to the most recent month end.

Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Fund’s administrator waived a portion of the Fund’s expenses. Without such waiver, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of the Fund may incur operating expenses, including advisory fees and other Fund expenses. The expense examples on the preceding page (which are based on a hypothetical investment of $1,000 invested on January 1, 2011 and held through June 30, 2011) are intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table on the preceding page provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and equity risks. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Master Portfolio’s ability to use a derivative instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Master Portfolio to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Master Portfolio can realize on an investment, may lower dividends paid to shareholders or may cause the Master Portfolio to hold an investment that it might otherwise sell. The Master Portfolio’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

6	BLACKROCK FUNDS III	JUNE 30, 2011

Statement of Assets and Liabilities	BlackRock S&P 500 Stock Fund

June 30, 2011 (Unaudited)
Assets
Investments at value – Master Portfolio	$283,177,479
Capital shares sold receivable	250,591

Total assets	283,428,070

Liabilities
Capital shares redeemed payable	14,730,099
Income dividends payable	155,044
Administration fees payable	27,715
Professional fees payable	8,353

Total liabilities	14,921,211

Net Assets	$268,506,859

Net Assets Consist of
Paid-in capital	$514,103,631
Undistributed net investment income	53,255
Accumulated net realized loss	(267,752,732)
Net unrealized appreciation/depreciation	22,102,705

Net Assets	$268,506,859

Net Asset Value
Net assets	$268,506,859

Shares outstanding, unlimited number of shares authorized, no par value	1,697,672

Net asset value	$158.16

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	7

Statement of Operations	BlackRock S&P 500 Stock Fund

Six Months Ended June 30, 2011 (Unaudited)
Investment Income
Net investment income allocated from the Master Portfolio:
Dividends	$2,811,408
Securities lending – affiliated	45,890
Income – affiliated	3,890
Interest	221
Expenses	(79,351)
Fees waived	7,830

Total income	2,789,888

Expenses
Administration	186,035
Professional	9,465

Total expenses	195,500
Less fees waived by administrator	(9,465)

Total expenses after fees waived	186,035

Net investment income	2,603,853

Realized and Unrealized Gain Allocated from the Master Portfolio
Net realized gain from investments and financial futures contracts	14,734
Net change in unrealized appreciation/depreciation on investments and financial futures contracts	14,225,263

Total realized and unrealized gain	14,239,997

Net Increase in Net Assets Resulting from Operations	$16,843,850

See Notes to Financial Statements.

8	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Changes in Net Assets	BlackRock S&P 500 Stock Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$2,603,853	$4,526,872
Net realized gain (loss)	14,734	(38,611,814)
Net change in unrealized appreciation/depreciation	14,225,263	67,817,767

Net increase in net assets resulting from operations	16,843,850	33,732,825

Dividends to Shareholders From
Net investment income	(2,610,225)	(4,632,747)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(23,387,801)	33,227,758

Net Assets
Total increase (decrease) in net assets	(9,154,176)	62,327,836
Beginning of period	277,661,035	215,333,199

End of period	$268,506,859	$277,661,035

Undistributed net investment income	$53,255	$59,627

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	9

Financial Highlights	BlackRock S&P 500 Stock Fund

	Six Months Ended June 30, 2011		Year Ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$150.60		$133.49	$107.85	$175.47	$169.53	$150.07

Net investment income	1.42	[1]	2.55 [1]	2.50 [1]	3.28	3.14	3.04
Net realized and unrealized gain (loss)	7.55		17.10	25.60	(67.60)	5.94	20.11

Net increase (decrease) from investment operations	8.97		19.65	28.10	(64.32)	9.08	23.15

Dividends and distributions from:
Net investment income	(1.41)		(2.54)	(2.46)	(3.27)	(3.14)	(3.68)
Return of capital	–		–	–	(0.03)	–	(0.01)

Total dividends and distributions	(1.41)		(2.54)	(2.46)	(3.30)	(3.14)	(3.69)

Net asset value, end of period	$158.16		$150.60	$133.49	$107.85	$175.47	$169.53

Total Investment Return[2]
Based on net asset value	5.97%[3]		14.91%	26.48%	(37.01)%	5.39%	15.60%

Ratios to Average Net Assets[4]
Total expenses	0.18	%5.6	0.21%	0.21%	0.21%	0.21%	0.21%

Total expenses after fees waived	0.18%[5]		0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.82%[5]		1.87%	2.20%	2.16%	1.83%	1.78%

Supplemental Data
Net assets, end of period (000)	$268,507		$277,661	$215,333	$169,425	$330,892	$270,407

Portfolio turnover of the Master Portfolio	2%		9%	5%	8%	7%	14%

[1]	Based on average shares outstanding.
[2]	Includes the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
[5]	Annualized.
[6]	Ratio includes the Fund’s share of the Master Portfolio’s allocated fee waived of 0.01%.

See Notes to Financial Statements.

10	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (Unaudited)	BlackRock S&P 500 Stock Fund

1. Organization and Significant Accounting Policies:

BlackRock S&P 500 Stock Fund (the “Fund”), a series of BlackRock Funds III (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund seeks to achieve its investment objective by investing substantially all of its assets in S&P 500 Stock Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”), which has the same or substantially similar investment objectives as the Fund. The performance of the Fund is directly affected by the performance of the Master Portfolio.

The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (12.43% of the total Master Portfolio assets as of June 30, 2011).

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investments in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on trade date basis. The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

Dividends and Distributions: Dividends from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Fund for 1940 Act purposes, but Barclays is not.

The Trust entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC, in consideration thereof, has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BTC is entitled to receive for these administration services an annual fee of 0.13% based on the average daily net assets of the Fund.

From time to time, BTC may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BTC may delegate certain of its administration duties to sub-administrators.

The fees of the Trust’s independent registered public accounting firm and legal counsel (the “independent expenses”) are paid directly by the Fund. BTC has contractually agreed to provide an offsetting credit against the administration fees paid by the Fund in an amount equal to the independent expenses through April 30, 2012. These amounts are included in fees waived by administrator in the Statement of Operations.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

BLACKROCK FUNDS III	JUNE 30, 2011	11

Notes to Financial Statements (concluded)	BlackRock S&P 500 Stock Fund

3. Capital Loss Carryforwards:

As of December 31, 2010, the Fund had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires December 31,
2012	$1,601,227
2013	21,068,838
2014	31,394,394
2015	18,209,354
2016	55,579,531
2017	21,080,621
2018	29,366,509

Total	$178,300,474

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after December 31, 2010 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the pre-enactment taxable years.

4. Capital Share Transactions:

Transactions in capital shares for the Fund were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Shares sold	253,538	$39,893,132	725,959	$101,475,881
Shares issued to shareholders in reinvestment of dividends	14,546	2,305,191	28,468	3,914,161

Total issued	268,084	42,198,323	754,427	105,390,042
Shares redeemed	(414,124)	(65,586,124)	(523,821)	(72,162,284)

Net increase (decrease)	(146,040)	$(23,387,801)	230,606	$33,227,758

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

12	BLACKROCK FUNDS III	JUNE 30, 2011

Master Portfolio Information as of June 30, 2011	S&P 500 Stock Master Portfolio

S&P 500 Stock Master

Ten Largest Holdings	Percent of Long-Term Investments
Exxon Mobil Corp.	3%
Apple, Inc.	3
International Business Machines Corp.	2
Chevron Corp.	2
General Electric Co.	2
Microsoft Corp.	2
AT&T, Inc.	2
Johnson & Johnson	2
The Procter & Gamble Co.	2
Pfizer, Inc.	1

Sector Allocation	Percent of Long-Term Investments
Information Technology	18%
Financials	15
Energy	13
Consumer Discretionary	12
Health Care	11
Industrials	11
Consumer Staples	10
Materials	4
Utilities	3
Telecommunication Services	3

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

BLACKROCK FUNDS III	JUNE 30, 2011	13

Schedule of Investments June 30, 2011 (Unaudited)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary – 11.6%
Auto Components – 0.3%
The Goodyear Tire & Rubber Co.(a)	46,147	$773,885
Johnson Controls, Inc.(b)	127,873	5,327,189

		6,101,074

Automobiles – 0.5%
Ford Motor Co.(a)	715,944	9,872,868
Harley-Davidson, Inc.	44,260	1,813,332

		11,686,200

Distributors – 0.1%
Genuine Parts Co.(b)	29,575	1,608,880

Diversified Consumer Services – 0.1%
Apollo Group, Inc., Class A(a)	22,888	999,748
DeVry, Inc.	11,735	693,890
H&R Block, Inc.(b)	56,996	914,216

		2,607,854

Hotels, Restaurants & Leisure – 1.8%
Carnival Corp.	81,130	3,052,922
Chipotle Mexican Grill, Inc.(a)	5,854	1,804,144
Darden Restaurants, Inc.	25,817	1,284,654
International Game Technology(b)	56,751	997,683
Marriott International, Inc., Class A(b)	53,734	1,907,020
McDonald’s Corp.	195,724	16,503,448
Starbucks Corp.	141,260	5,578,357
Starwood Hotels & Resorts Worldwide, Inc.	36,731	2,058,405
Wyndham Worldwide Corp.(b)	32,349	1,088,544
Wynn Resorts Ltd.	14,288	2,050,899
Yum! Brands, Inc.(a)(b)	87,869	4,853,884

		41,179,960

Household Durables – 0.4%
D.R. Horton, Inc.	53,370	614,822
Fortune Brands, Inc.	29,144	1,858,513
Harman International Industries, Inc.	13,232	602,982
Leggett & Platt, Inc.	27,087	660,381
Lennar Corp., Class A(b)	30,519	553,920
Newell Rubbermaid, Inc.	54,155	854,566
Pulte Homes, Inc.(a)	64,217	491,902
Stanley Black & Decker, Inc.	31,730	2,286,147
Whirlpool Corp.	14,211	1,155,639

		9,078,872

Internet & Catalog Retail – 1.0%
Amazon.com, Inc.(a)	67,321	13,766,472
Expedia, Inc.(b)	37,291	1,081,066
NetFlix, Inc.(a)	8,254	2,168,243
priceline.com, Inc.(a)(b)	9,355	4,789,105

		21,804,886

Leisure Equipment & Products – 0.1%
Hasbro, Inc.(b)	25,606	1,124,871
Mattel, Inc.(b)	65,438	1,798,891

		2,923,762

Media – 3.3%
CBS Corp., Class B	126,404	3,601,250
Cablevision Systems Corp.	43,597	1,578,647
Comcast Corp., Class A	521,857	13,223,856
DIRECTV, Class A(a)	144,915	7,364,580
Discovery Communications, Inc.(a)	52,439	2,147,902
Gannett Co., Inc.	45,522	651,875
Interpublic Group of Cos., Inc.	91,329	1,141,613
The McGraw-Hill Cos., Inc.	57,657	2,416,405
News Corp., Class A(b)	430,702	7,623,425
Omnicom Group, Inc.(b)	52,953	2,550,217
Scripps Networks Interactive, Inc., Class A(b)	17,206	841,029
Time Warner Cable, Inc.(b)	63,523	4,957,335
Time Warner, Inc.	202,104	7,350,523
Viacom, Inc., ClassB	110,471	5,634,021
The Walt Disney Co.	356,410	13,914,246
The Washington Post Co., Class B(b)	1,001	419,369

		75,416,293

Multiline Retail – 1.5%
Big Lots, Inc.(a)	14,333	475,139
Family Dollar Stores, Inc.(b)	23,190	1,218,866
J.C. Penney Co., Inc.(b)	40,399	1,395,382
Kohl’s Corp.	53,136	2,657,331
Macy’s, Inc.	80,363	2,349,814
Nordstrom, Inc.	31,439	1,475,747
Sears Holdings Corp.(a)(b)	8,255	589,737
Target Corp.	130,088	6,102,428
Wal-Mart Stores, Inc.(b)	360,251	19,143,738

		35,408,182

Specialty Retail – 1.9%
Abercrombie & Fitch Co., Class A	16,619	1,112,143
AutoNation, Inc.(a)(b)	12,174	445,690
AutoZone, Inc.(a)	4,791	1,412,626
Bed Bath & Beyond, Inc.(a)	47,103	2,749,402
Best Buy Co., Inc.(b)	60,778	1,909,037
CarMax, Inc.(a)	42,226	1,396,414
GameStop Corp., Class A(a)(b)	26,928	718,170
The Gap, Inc.(b)	74,070	1,340,667
The Home Depot, Inc.	300,422	10,881,285
Limited Brands, Inc.(b)	47,748	1,835,911
Lowe’s Cos., Inc.	245,810	5,729,831
O’Reilly Automotive, Inc.(a)(b)	26,107	1,710,269
Ross Stores, Inc.	22,077	1,768,809
The Sherwin-Williams Co.(b)	16,672	1,398,281
Staples, Inc.	135,257	2,137,061
The TJX Cos., Inc.	72,939	3,831,486
Tiffany & Co.	24,042	1,887,778
Urban Outfitters, Inc.(a)(b)	23,780	669,407

		42,934,267

Textiles, Apparel & Luxury Goods – 0.6%
Coach, Inc.(b)	55,603	3,554,700
NIKE, Inc., Class B	71,604	6,442,928
Polo Ralph Lauren Corp.	12,102	1,604,846
VF Corp.(b)	16,474	1,788,417

		13,390,891

Total Consumer Discretionary		264,141,121

Consumer Staples – 9.7%
Beverages – 2.5%
Brown-Forman Corp., Class B(b)	19,287	1,440,546
The Coca-Cola Co.(b)	431,608	29,042,902
Coca-Cola Enterprises, Inc.	61,279	1,788,121
Constellation Brands, Inc.(a)	33,487	697,199
Dr Pepper Snapple Group, Inc.(b)	42,092	1,764,918

See Notes to Financial Statements.

14	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Staples (concluded)
Beverages (concluded)
Molson Coors Brewing Co., Class B(b)	29,742	$1,330,657
PepsiCo, Inc.	298,186	21,001,240

		57,065,583

Food & Staples Retailing – 1.5%
CVS Caremark Corp.(b)	255,851	9,614,881
Costco Wholesale Corp.	82,336	6,688,977
The Kroger Co.	114,635	2,842,948
SUPERVALU, Inc.(b)	40,825	384,163
Safeway, Inc.	67,065	1,567,309
Sysco Corp.(b)	110,194	3,435,849
Walgreen Co.	172,767	7,335,687
Whole Foods Market, Inc.(b)	28,110	1,783,579

		33,653,393

Food Products – 1.6%
Archer Daniels Midland Co.	128,811	3,883,652
Campbell Soup Co.(b)	34,068	1,177,049
ConAgra Foods, Inc.	77,373	1,996,997
Dean Foods Co.(a)	35,265	432,702
General Mills, Inc.(b)	120,299	4,477,529
H.J. Heinz Co.(b)	60,500	3,223,440
The Hershey Co.	28,989	1,648,025
Hormel Foods Corp.(b)	26,295	783,854
The J.M. Smucker Co.	21,959	1,678,546
Kellogg Co.(b)	47,360	2,619,955
Kraft Foods, Inc., Class A	331,374	11,674,306
McCormick & Co., Inc.(b)	24,837	1,231,170
Sara Lee Corp.	110,679	2,101,794
Tyson Foods, Inc., Class A	56,713	1,101,366

		38,030,385

Household Products – 2.1%
Colgate-Palmolive Co.	92,262	8,064,621
The Clorox Co.(b)	25,242	1,702,321
Kimberly-Clark Corp.	74,182	4,937,554
The Procter & Gamble Co.	526,403	33,463,439

		48,167,935

Personal Products – 0.3%
Avon Products, Inc.	80,801	2,262,428
The Estee Lauder Cos., Inc., Class A	21,529	2,264,636
Mead Johnson Nutrition Co.	38,464	2,598,243

		7,125,307

Tobacco – 1.7%
Altria Group, Inc.	394,613	10,421,729
Lorillard, Inc.	27,158	2,956,692
Philip Morris International, Inc.	335,429	22,396,594
Reynolds American, Inc.	63,578	2,355,565

		38,130,580

Total Consumer Staples		222,173,183

Energy – 12.5%
Energy Equipment & Services – 2.3%
Baker Hughes, Inc.	81,914	5,943,680
Cameron International Corp.(a)	46,015	2,314,094
Diamond Offshore Drilling, Inc.(b)	12,946	911,528
FMC Technologies, Inc.(a)(b)	45,640	2,044,215
Halliburton Co.	172,469	8,795,919
Helmerich & Payne, Inc.(b)	20,246	1,338,665
Nabors Industries Ltd.(a)	53,690	1,322,922
National Oilwell Varco, Inc.	79,733	6,235,918
Noble Corp.	47,431	1,869,256
Rowan Cos., Inc.(a)	24,090	934,933
Schlumberger Ltd.	255,800	22,101,120

		53,812,250

Oil, Gas & Consumable Fuels – 10.2%
Alpha Natural Resources, Inc.(a)	42,551	1,933,517
Anadarko Petroleum Corp.	93,770	7,197,785
Apache Corp.	72,277	8,918,259
Cabot Oil & Gas Corp.	19,766	1,310,683
Chesapeake Energy Corp.	123,621	3,670,307
Chevron Corp.	379,019	38,978,314
ConocoPhillips	266,619	20,047,083
CONSOL Energy, Inc.	42,534	2,062,048
Denbury Resources, Inc.(a)	75,348	1,506,960
Devon Energy Corp.	79,847	6,292,742
EOG Resources, Inc.	50,587	5,288,871
El Paso Corp.	144,843	2,925,829
Exxon Mobil Corp.	928,925	75,595,916
Hess Corp.	56,974	4,259,376
Marathon Oil Corp.	134,213	7,070,341
Murphy Oil Corp.	36,573	2,401,383
Newfield Exploration Co.(a)	24,938	1,696,283
Noble Energy, Inc.	33,278	2,982,707
Occidental Petroleum Corp.	153,244	15,943,506
Peabody Energy Corp.	50,861	2,996,222
Pioneer Natural Resources Co.	21,894	1,961,046
QEP Resources, Inc.	32,999	1,380,348
Range Resources Corp.(b)	30,138	1,672,659
Southwestern Energy Co.(a)	65,376	2,803,323
Spectra Energy Corp.(b)	122,686	3,362,823
Sunoco, Inc.	22,987	958,788
Tesoro Corp.(a)(b)	27,192	622,969
Valero Energy Corp.	107,788	2,756,139
The Williams Cos., Inc.	110,906	3,354,907

		231,951,134

Total Energy		285,763,384

Financials – 14.9%
Capital Markets – 2.3%
Ameriprise Financial, Inc.	45,805	2,642,032
The Bank of New York Mellon Corp.	234,183	5,999,768
BlackRock, Inc.(c)	18,109	3,473,487
The Charles Schwab Corp.(b)	189,008	3,109,182
E*Trade Financial Corp.(a)	47,254	652,105
Federated Investors, Inc., Class B(b)	17,586	419,250
Franklin Resources, Inc.	27,257	3,578,572
The Goldman Sachs Group, Inc.	97,672	12,999,167
Invesco Ltd.	87,425	2,045,745
Janus Capital Group, Inc.	35,433	334,488
Legg Mason, Inc.	28,370	929,401
Morgan Stanley	291,424	6,705,666
Northern Trust Corp.	45,516	2,091,915
State Street Corp.	94,973	4,282,333
T Rowe Price Group, Inc.	49,041	2,959,134

		52,222,245

Commercial Banks – 2.7%
BB&T Corp.	131,336	3,525,058
Comerica, Inc.	33,032	1,141,916
Fifth Third Bancorp	172,542	2,199,910
First Horizon National Corp.	50,018	477,172

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	15

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Financials (continued)
Commercial Banks (concluded)
Huntington Bancshares, Inc.	161,038	$1,056,409
KeyCorp	178,926	1,490,454
M&T Bank Corp.	23,630	2,078,258
Marshall & Ilsley Corp.	100,683	802,443
PNC Financial Services Group, Inc.(b)(c)	99,186	5,912,477
Regions Financial Corp.	236,148	1,464,118
SunTrust Banks, Inc.	101,121	2,608,922
U.S. Bancorp	363,162	9,264,263
Wells Fargo & Co.	997,181	27,980,899
Zions BanCorp.(b)	34,760	834,588

		60,836,887

Consumer Finance – 0.8%
American Express Co.	197,146	10,192,448
Capital One Financial Corp.	86,510	4,469,972
Discover Financial Services	102,507	2,742,062
SLM Corp.	98,757	1,660,105

		19,064,587

Diversified Financial Services – 3.7%
Bank of America Corp.	1,910,353	20,937,469
CME Group, Inc.	12,598	3,673,451
Citigroup, Inc.	550,627	22,928,108
IntercontinentalExchange, Inc.(a)	13,771	1,717,381
JPMorgan Chase & Co.	749,190	30,671,839
Leucadia National Corp.(b)	37,065	1,263,916
Moody’s Corp.(b)	37,418	1,434,980
The NASDAQ OMX Group, Inc.(a)	28,443	719,608
NYSE Euronext	49,106	1,682,863

		85,029,615

Insurance – 3.7%
ACE Ltd.	63,575	4,184,506
Aon Corp.	62,616	3,212,201
Aflac, Inc.	88,387	4,125,905
The Allstate Corp.(b)	98,836	3,017,463
American International Group, Inc.(a)	82,331	2,413,945
Assurant, Inc.	18,391	667,042
Berkshire Hathaway, Inc., Class B(a)	326,401	25,260,173
Chubb Corp.	55,177	3,454,632
Cincinnati Financial Corp.(b)	30,959	903,384
Genworth Financial, Inc., Class A(a)	91,567	941,309
Hartford Financial Services Group, Inc.	83,612	2,204,848
Lincoln National Corp.	59,326	1,690,198
Loews Corp.	58,612	2,466,979
Marsh & McLennan Cos., Inc.(b)	103,185	3,218,340
MetLife, Inc.	199,239	8,740,615
Principal Financial Group, Inc.(b)	60,304	1,834,448
The Progressive Corp.	123,087	2,631,600
Prudential Financial, Inc.(b)	91,966	5,848,118
Torchmark Corp.	14,411	924,322
The Travelers Cos., Inc.	79,098	4,617,741
Unum Group	58,007	1,478,018
XL Group Plc	58,266	1,280,687

		85,116,474

Real Estate Investment Trusts (REITs) – 1.5%
Apartment Investment & Management Co.	22,435	572,766
AvalonBay Communities, Inc.	16,442	2,111,153
Boston Properties, Inc.	27,425	2,911,438
Equity Residential	55,605	3,336,300
HCP, Inc.	76,481	2,806,088
Health Care REIT, Inc.	33,458	1,754,203
Host Hotels & Resorts, Inc.(b)	129,201	2,189,957
Kimco Realty Corp.	76,077	1,418,075
Plum Creek Timber Co., Inc.(b)	30,282	1,227,632
ProLogis, Inc.	79,648	2,854,584
Public Storage	26,274	2,995,499
Simon Property Group, Inc.	55,364	6,434,958
Ventas, Inc.(b)	30,575	1,611,608
Vornado Realty Trust	30,949	2,883,828

		35,108,089

Real Estate Management & Development – 0.1%
CB Richard Ellis Group, Inc., Class A(a)	54,589	1,370,730

Thrifts & Mortgage Finance – 0.1%
Hudson City Bancorp, Inc.	100,039	819,319
People’s United Financial, Inc.(b)	68,692	923,221

		1,742,540

Total Financials		340,491,167

Health Care – 11.5%
Biotechnology – 1.2%
Amgen, Inc.(a)	175,263	10,226,596
Biogen Idec, Inc.(a)	45,531	4,868,175
Celgene Corp.(a)	87,388	5,271,244
Cephalon, Inc.(a)	14,469	1,156,073
Gilead Sciences, Inc.(a)	148,574	6,152,449

		27,674,537

Health Care Equipment & Supplies – 2.0%
Baxter International, Inc.	107,665	6,426,524
Becton Dickinson & Co.	41,327	3,561,148
Boston Scientific Corp.(a)	286,412	1,979,107
C.R. Bard, Inc.(b)	16,139	1,773,031
CareFusion Corp.(a)	41,661	1,131,929
Covidien PLC	93,418	4,972,640
DENTSPLY International, Inc.(b)	26,998	1,028,084
Edwards Lifesciences Corp.(a)	21,561	1,879,688
Hospira, Inc.(a)	31,665	1,794,139
Intuitive Surgical, Inc.(a)	7,400	2,753,614
Medtronic, Inc.(b)	201,562	7,766,184
St. Jude Medical, Inc.	61,947	2,953,633
Stryker Corp.	62,905	3,691,894
Varian Medical Systems, Inc.(a)	22,200	1,554,444
Zimmer Holdings, Inc.(a)	36,121	2,282,847

		45,548,906

Health Care Providers & Services – 2.2%
Aetna, Inc.	71,713	3,161,826
AmerisourceBergen Corp.(b)	51,533	2,133,466
CIGNA Corp.(b)	50,994	2,622,621
Cardinal Health, Inc.	66,212	3,007,349
Coventry Health Care, Inc.(a)	27,865	1,016,237
DaVita, Inc.(a)	18,023	1,560,972
Express Scripts, Inc.(a)(b)	99,780	5,386,124
Humana, Inc.(b)	31,688	2,552,152
Laboratory Corp. of America Holdings(a)(b)	18,961	1,835,235
McKesson Corp.(b)	47,554	3,977,892
Medco Health Solutions, Inc.(a)	75,506	4,267,599
Patterson Cos., Inc.(b)	18,026	592,875
Quest Diagnostics, Inc.(b)	29,622	1,750,660
Tenet Healthcare Corp.(a)	90,436	564,321

See Notes to Financial Statements.

16	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care (concluded)
Health Care Providers & Services (concluded)
UnitedHealth Group, Inc.	204,424	$10,544,190
WellPoint, Inc.	69,319	5,460,258

		50,433,777

Health Care Technology – 0.1%
Cerner Corp.(a)(b)	27,228	1,663,903

Life Sciences Tools & Services – 0.4%
Life Technologies Corp.(a)	33,814	1,760,695
PerkinElmer, Inc.	21,536	579,534
Thermo Fisher Scientific, Inc.(a)	72,377	4,660,355
Waters Corp.(a)	17,337	1,659,844

		8,660,428

Pharmaceuticals – 5.6%
Abbott Laboratories	293,013	15,418,344
Allergan, Inc.	57,461	4,783,628
Bristol-Myers Squibb Co.	321,569	9,312,638
Eli Lilly & Co.	192,027	7,206,774
Forest Laboratories, Inc.(a)	53,729	2,113,699
Johnson & Johnson	516,814	34,378,467
Merck & Co., Inc.	581,911	20,535,639
Mylan, Inc.(a)	83,055	2,048,967
Pfizer, Inc.	1,490,134	30,696,761
Watson Pharmaceuticals, Inc.(a)	23,859	1,639,829

		128,134,746

Total Health Care		262,116,297

Industrials – 11.2%
Aerospace & Defense – 2.8%
The Boeing Co.	139,167	10,288,616
General Dynamics Corp.	70,058	5,220,722
Goodrich Corp.	23,616	2,255,328
Honeywell International, Inc.	148,344	8,839,819
ITT Corp.(b)	34,538	2,035,324
L-3 Communications Holdings, Inc.(b)	20,094	1,757,220
Lockheed Martin Corp.(b)	53,676	4,346,146
Northrop Grumman Corp.(b)	55,150	3,824,653
Precision Castparts Corp.	27,110	4,463,661
Raytheon Co.(b)	67,203	3,350,070
Rockwell Collins, Inc.	29,159	1,798,819
United Technologies Corp.(b)	172,658	15,281,960

		63,462,338

Air Freight & Logistics – 1.0%
C.H. Robinson Worldwide, Inc.	30,819	2,429,770
Expeditors International of Washington, Inc.(b)	39,896	2,042,276
FedEx Corp.	59,486	5,642,247
United Parcel Service, Inc., Class B(b)	185,915	13,558,781

		23,673,074

Airlines – 0.1%
Southwest Airlines Co.	149,012	1,701,717

Building Products – 0.0%
Masco Corp.(b)	68,016	818,232

Commercial Services & Supplies – 0.5%
Avery Dennison Corp.	19,911	769,162
Cintas Corp.(b)	24,008	792,984
Iron Mountain, Inc.(b)	38,012	1,295,829
Pitney Bowes, Inc.(b)	38,705	889,828
R.R. Donnelley & Sons Co.(b)	35,717	700,411
Republic Services, Inc.(b)	57,693	1,779,829
Stericycle, Inc.(a)	16,234	1,446,774
Waste Management, Inc.(b)	89,385	3,331,379

		11,006,196

Construction & Engineering – 0.2%
Fluor Corp.	32,866	2,125,116
Jacobs Engineering Group, Inc.(a)(b)	23,616	1,021,392
Quanta Services, Inc.(a)	40,932	826,826

		3,973,334

Electrical Equipment – 0.6%
Emerson Electric Co.(b)	141,744	7,973,100
First Solar, Inc.(a)(b)	10,154	1,343,070
Rockwell Automation, Inc.(b)	27,174	2,357,616
Roper Industries, Inc.	18,135	1,510,645

		13,184,431

Industrial Conglomerates – 2.4%
3M Co.	134,007	12,710,564
General Electric Co.	1,999,558	37,711,664
Textron, Inc.(b)	51,697	1,220,566
Tyco International Ltd.	88,567	4,377,867

		56,020,661

Machinery – 2.4%
Caterpillar, Inc.(b)	121,485	12,933,293
Cummins, Inc.	36,976	3,826,646
Danaher Corp.	102,618	5,437,728
Deere & Co.(b)	79,140	6,525,093
Dover Corp.(b)	35,071	2,377,814
Eaton Corp.(b)	64,419	3,314,358
Flowserve Corp.	10,433	1,146,482
Illinois Tool Works, Inc.(b)	94,235	5,323,335
Ingersoll-Rand Plc	62,417	2,834,356
Joy Global, Inc.	19,702	1,876,418
PACCAR, Inc.(b)	68,676	3,508,657
Pall Corp.	21,965	1,235,092
Parker Hannifin Corp.	30,433	2,731,057
Snap-on, Inc.(b)	11,070	691,654

		53,761,983

Professional Services – 0.1%
Dun & Bradstreet Corp.	9,465	714,986
Equifax, Inc.	23,312	809,393
Monster Worldwide, Inc.(a)	24,861	364,462
Robert Half International, Inc.(b)	27,200	735,216

		2,624,057

Road & Rail – 0.9%
CSX Corp.	208,860	5,476,309
Norfolk Southern Corp.	66,655	4,994,459
Ryder System, Inc.	9,748	554,174
Union Pacific Corp.	92,492	9,656,165

		20,681,107

Trading Companies & Distributors – 0.2%
Fastenal Co.(b)	55,398	1,993,774
W.W. Grainger, Inc.(b)	10,938	1,680,624

		3,674,398

Total Industrials		254,581,528

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	17

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Information Technology – 17.8%
Communications Equipment – 2.0%
Cisco Systems, Inc.	1,037,538	$16,195,968
F5 Networks, Inc.(a)	15,323	1,689,361
Harris Corp.(b)	23,899	1,076,889
JDS Uniphase Corp.(a)	42,587	709,499
Juniper Networks, Inc.(a)	100,554	3,167,451
Motorola Mobility Holdings, Inc.(a)	55,893	1,231,882
Motorola Solutions, Inc.(a)	63,957	2,944,580
QUALCOMM, Inc.	314,745	17,874,369
Tellabs, Inc.	68,814	317,232

		45,207,231

Computers & Peripherals – 6.0%
Apple, Inc.(a)	174,359	58,527,085
Dell, Inc.(a)	309,999	5,167,683
EMC Corp.(a)(b)	388,041	10,690,530
Hewlett-Packard Co.	391,287	14,242,847
International Business Machines Corp.	228,420	39,185,451
Lexmark International, Inc., Class A(a)	14,930	436,852
NetApp, Inc.(a)	69,155	3,650,001
SanDisk Corp.(a)	44,977	1,866,545
Teradata Corp.(a)	31,916	1,921,343
Western Digital Corp.(a)	43,478	1,581,730

		137,270,067

Electronic Equipment, Instruments & Components – 0.6%
Agilent Technologies, Inc.(a)	65,565	3,351,027
Amphenol Corp., Class A	33,035	1,783,560
Corning, Inc.	295,854	5,369,750
FLIR Systems, Inc.	29,723	1,001,962
Jabil Circuit, Inc.(b)	37,239	752,228
Molex, Inc.(b)	26,235	676,076

		12,934,603

Internet Software & Services – 1.6%
Akamai Technologies, Inc.(a)	35,014	1,101,890
eBay, Inc.(a)	215,466	6,953,088
Google, Inc., Class A(a)	47,389	23,996,842
VeriSign, Inc.	31,784	1,063,493
Yahoo!, Inc.(a)	246,141	3,701,961

		36,817,274

IT Services – 1.4%
Automatic Data Processing, Inc.	94,167	4,960,718
Cognizant Technology Solutions Corp., Class A(a)	57,185	4,193,948
Computer Sciences Corp.	29,051	1,102,776
Fidelity National Information Services, Inc.	50,646	1,559,390
Fiserv, Inc.(a)	27,076	1,695,770
MasterCard, Inc., Class A	17,780	5,357,825
Paychex, Inc.(b)	60,512	1,858,929
SAIC, Inc.(a)(b)	53,029	891,948
Total System Services, Inc.(b)	30,855	573,286
Visa, Inc., Class A(b)	90,406	7,617,609
The Western Union Co.	119,561	2,394,807

		32,207,006

Office Electronics – 0.1%
Xerox Corp.	263,086	2,738,725

Semiconductors & Semiconductor Equipment – 2.4%
Advanced Micro Devices, Inc.(a)(b)	109,321	764,154
Altera Corp.	60,690	2,812,981
Analog Devices, Inc.	56,329	2,204,717
Applied Materials, Inc.	248,024	3,226,792
Broadcom Corp., Class A(a)	90,030	3,028,609
Intel Corp.	1,000,036	22,160,798
KLA-Tencor Corp.	31,333	1,268,360
LSI Corp.(a)	114,032	811,908
Linear Technology Corp.	43,125	1,423,987
MEMC Electronic Materials, Inc.(a)	43,740	373,102
Microchip Technology, Inc.(b)	35,836	1,358,543
Micron Technology, Inc.(a)	161,132	1,205,267
NVIDIA Corp.(a)	113,010	1,800,814
National Semiconductor Corp.	45,798	1,127,089
Novellus Systems, Inc.(a)(b)	17,128	619,006
Teradyne, Inc.(a)(b)	35,201	520,975
Texas Instruments, Inc.	219,160	7,195,023
Xilinx, Inc.(b)	49,999	1,823,464

		53,725,589

Software – 3.7%
Adobe Systems, Inc.(a)	95,143	2,992,247
Autodesk, Inc.(a)	43,569	1,681,764
BMC Software, Inc.(a)	33,532	1,834,201
CA, Inc.	71,829	1,640,574
Citrix Systems, Inc.(a)	35,536	2,842,880
Compuware Corp.(a)	41,170	401,819
Electronic Arts, Inc.(a)	62,483	1,474,599
Intuit, Inc.(a)	51,603	2,676,132
Microsoft Corp.(b)	1,399,118	36,377,068
Oracle Corp.	734,631	24,176,706
Red Hat, Inc.(a)	36,218	1,662,406
Salesforce.com, Inc.(a)	22,702	3,382,144
Symantec Corp.(a)	142,414	2,808,404

		83,950,944

Total Information Technology		404,851,439

Materials – 3.7%
Chemicals – 2.1%
Air Products & Chemicals, Inc.	40,029	3,825,972
Airgas, Inc.	13,276	929,851
CF Industries Holdings, Inc.	13,399	1,898,236
The Dow Chemical Co.(b)	221,579	7,976,844
E.I. du Pont de Nemours & Co.(b)	175,055	9,461,723
Eastman Chemical Co.	13,266	1,354,061
Ecolab, Inc.(b)	43,743	2,466,230
FMC Corp.(b)	13,410	1,153,528
International Flavors & Fragrances, Inc.(b)	15,243	979,210
Monsanto Co.	100,880	7,317,835
PPG Industries, Inc.	29,901	2,714,712
Praxair, Inc.(b)	57,306	6,211,397
Sigma-Aldrich Corp.	22,847	1,676,513

		47,966,112

Construction Materials – 0.0%
Vulcan Materials Co.(b)	24,079	927,764

Containers & Packaging – 0.2%
Ball Corp.(b)	31,578	1,214,490
Bemis Co., Inc.(b)	20,352	687,491
Owens-Illinois, Inc.(a)	31,095	802,562
Sealed Air Corp.	30,256	719,790

		3,424,333

See Notes to Financial Statements.

18	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Materials (concluded)
Metals & Mining – 1.1%
AK Steel Holding Corp.(b)	20,937	$329,967
Alcoa, Inc.	199,770	3,168,352
Allegheny Technologies, Inc.	19,962	1,266,988
Cliffs Natural Resources, Inc.(b)	27,240	2,518,338
Freeport-McMoRan Copper & Gold, Inc.	178,562	9,445,930
Newmont Mining Corp.	93,108	5,025,039
Nucor Corp.(b)	59,388	2,447,973
Titanium Metals Corp.	17,365	318,127
United States Steel Corp.(b)	26,935	1,240,087

		25,760,801

Paper & Forest Products – 0.3%
International Paper Co.(b)	82,671	2,465,249
MeadWestvaco Corp.	31,978	1,065,187
Weyerhaeuser Co.	100,991	2,207,664

		5,738,100

Total Materials		83,817,110

Telecommunication Services – 3.1%
Diversified Telecommunication Services – 2.7%
AT&T, Inc.(b)	1,116,531	35,070,239
CenturyLink, Inc.	113,126	4,573,684
Frontier Communications Corp.(b)	186,283	1,503,304
Verizon Communications, Inc.(b)	533,357	19,856,881
Windstream Corp.(b)	95,937	1,243,343

		62,247,451

Wireless Telecommunication Services – 0.4%
American Tower Corp., Class A(a)	74,744	3,911,353
MetroPCS Communications, Inc.(a)	50,122	862,600
Sprint Nextel Corp.(a)	562,179	3,030,145

		7,804,098

Total Telecommunication Services		70,051,549

Utilities – 3.4%
Electric Utilities – 1.8%
American Electric Power Co., Inc.	90,922	3,425,941
Duke Energy Corp.	250,917	4,724,767
Edison International(b)	61,255	2,373,631
Entergy Corp.(b)	33,661	2,298,373
Exelon Corp.	124,894	5,350,459
FirstEnergy Corp.	78,620	3,471,073
NextEra Energy, Inc.	79,512	4,568,760
Northeast Utilities(b)	33,534	1,179,391
PPL Corp.	108,720	3,025,678
Pepco Holdings, Inc.(b)	42,749	839,163
Pinnacle West Capital Corp.	20,661	921,067
Progress Energy, Inc.	55,606	2,669,644
Southern Co.	160,035	6,462,213

		41,310,160

Gas Utilities – 0.1%
EQT Corp.	27,934	1,467,094
Nicor, Inc.	8,697	476,074
Oneok, Inc.	20,030	1,482,420

		3,425,588

Independent Power Producers & Energy Traders – 0.2%
The AES Corp.(a)	124,234	1,582,741
Constellation Energy Group, Inc.	37,868	1,437,469
NRG Energy, Inc.(a)	45,753	1,124,609

		4,144,819

Multi-Utilities – 1.3%
Ameren Corp.	45,689	1,317,671
CMS Energy Corp.	47,889	942,934
Centerpoint Energy, Inc.	79,566	1,539,602
Consolidated Edison, Inc.(b)	55,270	2,942,575
DTE Energy Co.	31,778	1,589,536
Dominion Resources, Inc.(b)	108,713	5,247,576
Integrys Energy Group, Inc.	14,816	768,061
NiSource, Inc.(b)	53,050	1,074,262
PG&E Corp.	74,969	3,150,947
Public Service Enterprise Group, Inc.	95,131	3,105,076
SCANA Corp.(b)	21,616	851,022
Sempra Energy	45,216	2,391,022
TECO Energy, Inc.(b)	40,813	770,958
Wisconsin Energy Corp.(b)	43,748	1,371,500
Xcel Energy, Inc.(b)	91,573	2,225,224

		29,287,966

Total Utilities		78,168,533

Total Long-Term Investments (Cost – $1,834,148,007) – 99.4%		2,266,155,311

Short-Term Securities
Money Market Funds – 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16%(c)(d)(e)	169,237,280	169,237,280
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17%(c)(d)(e)	23,887,779	23,887,779

		193,125,059

	Par (000)
U.S. Treasury Obligations – 0.0%
U.S. Treasury Bill, 0.02%, 9/22/11(f)(g)	$900	899,948

Total Short-Term Securities (Cost – $194,025,028) – 8.5%		194,025,007

Total Investments Before Short Positions (Cost – $2,028,173,035*) – 108.0%		2,460,180,318

Short Positions (h)	Shares
AMC Networks, Inc., Class A(a)	10,899	(474,107)

Total Short Positions (Proceeds Received – 474,070) – (0.0)%		(474,107)

Total Investments Net of Short Positions – 108.0%		2,459,706,211
Liabilities in Excess of Other Assets – (8.0)%		(181,071,541)

Net Assets – 100.0%		$2,278,634,670

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	19

Schedule of Investments (continued)	S&P 500 Stock Master Portfolio

*	The cost and unrealized appreciation (depreciation) of investments before short positions as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,109,000,913

Gross unrealized appreciation	$612,205,474
Gross unrealized depreciation	(261,026,069)

Net unrealized appreciation	$351,179,405

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased	Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Realized Loss	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	350,818,795	–	(181,581,515)[1]	169,237,280	$169,237,280	–	$343,386
BlackRock Cash Funds:
Prime, SL Agency Shares	53,051,433	–	(29,163,654)[1]	23,887,779	$23,887,779	–	$46,513
BlackRock Inc.	–	18,294	(185)	18,109	$3,473,487	$(339)	$24,710
PNC Financial Services Group, Inc.	98,114	2,110	(1,038)	99,186	$5,912,477	$(10,502)	$44,384

[1]	Represents net activity.
(d)	Represents the current yield as of report date.
(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.
(f)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.
(g)	Rate shown is the yield to maturity as of the date of purchase.
(h)	In order to track the performance of its benchmark index, the Master Portfolio sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
191	S&P 500 INDEX	Chicago	September 2011	$12,563,025	$324,595

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and does not necessarily correspond to the Master Portfolio’s perceived risk investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (concluded)	S&P 500 Stock Master Portfolio

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1] :
Common Stocks	$2,266,155,311	–	–	$2,266,155,311
Short-Term Securities:
Money Market Funds	193,125,059	–	–	193,125,059
U.S. Treasury Obligations	–	$899,948	–	899,948
Liabilities:
Investments:
Investments Sold Short	(474,107)	–	–	(474,107)

Total	$2,458,806,263	$899,948	–	$2,459,706,211

Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity Contracts	$324,595	–	–	$324,595

[1]	See above Schedule of Investments for values in each sector and industry.
[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	21

Statement of Assets and Liabilities	S&P 500 Stock Master Portfolio

June 30, 2011 (Unaudited)
Assets
Investments at value – unaffiliated (including securities loaned of $180,552,956) (cost – $1,825,826,289)	$2,257,669,295
Investments at value – affiliated (cost – $202,346,746)	202,511,023
Investments sold receivable	741,439
Dividends receivable	2,881,267
Securities lending income receivable – affiliated	16,368
Interest receivable	38
Margin variation receivable	100,334

Total assets	2,463,919,764

Liabilities
Collateral on securities loaned at value	184,710,940
Short positions at value (proceeds – $474,070)	474,107
Investment advisory fees payable	70,582
Professional fees payable	17,277
Trustees’ fees payable	12,188

Total liabilities	185,285,094

Net Assets	$2,278,634,670

Net Assets Consist of
Investors’ capital	$1,846,302,829
Net unrealized appreciation/depreciation.	432,331,841

Net Assets	$2,278,634,670

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	JUNE 30, 2011

Statement of Operations	S&P 500 Stock Master Portfolio

Six Months Ended June 30, 2011 (Unaudited)
Investment Income
Dividends – unaffiliated	$22,068,648
Securities lending – affiliated	359,656
Income – affiliated	99,337
Interest	1,725

Total income	22,529,366

Expenses
Investment advisory	562,859
Professional	23,607
Independent Trustees	38,121

Total expenses	624,587
Less fees waived by advisor	(61,728)

Total expenses after fees waived	562,859

Net investment income	21,966,507

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(643,462)
Investments – affiliated	(10,841)
Financial futures contracts	690,531

36,228

Net change in unrealized appreciation/depreciation on:
Investments	108,556,437
Financial futures contracts	(349,899)
Short positions	(37)

108,206,501

Total realized and unrealized gain	108,242,729

Net Increase in Net Assets Resulting from Operations	$130,209,236

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	23

Statements of Changes in Net Assets	S&P 500 Stock Master Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$21,966,507	$40,499,948
Net realized gain (loss)	36,228	(97,772,658)
Net change in unrealized appreciation/depreciation	108,206,501	343,783,895

Net increase in net assets resulting from operations	130,209,236	286,511,185

Capital Transactions
Proceeds from contributions	115,264,568	253,464,019
Fair value of withdrawals	(125,555,915)	(430,320,410)

Net decrease in net assets derived from capital transactions	(10,291,347)	(176,856,391)

Net Assets
Total increase in net assets	119,917,889	109,654,794
Beginning of period	2,158,716,781	2,049,061,987

End of period	$2,278,634,670	$2,158,716,781

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights	S&P 500 Stock Master Portfolio

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	6.03%[1]	15.06%	26.63%	(36.86)%	5.54%	15.75%

Ratios to Average Net Assets
Total expenses	0.06%[2]	0.05%	0.05%	0.05%	0.05%	0.05%

Total expenses after fees waived	0.05%[2]	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income	1.95%[2]	2.01%	2.35%	2.32%	1.98%	1.93%

Supplemental Data
Net assets, end of period (000)	$2,278,635	$2,158,717	$2,049,062	$1,690,980	$2,920,748	$2,727,449

Portfolio turnover[3]	2%	9%	5%	8%	7%	14%

[1]	Aggregate total investment return.
[2]	Annualized.
[3]	Portfolio turnover rates include in-kind transactions, if any.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	25

Notes to Financial Statements (Unaudited)	S&P 500 Stock Master Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to S&P 500 Stock Master Portfolio (the “Master Portfolio”), which is a series of MIP. The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: US GAAP defines fair value as the price the Master would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end registered investment companies are valued at net asset value each business day. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, BlackRock Fund Advisors (“BFA”), the Master Portfolio’s investment advisor, seeks to determine the price that the Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BFA deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Securities Lending: The Master Portfolio may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master Portfolio earns dividend and interest on the securities loaned but does not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master Portfolio could experience delays and costs in gaining access to the collateral. The

26	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (continued)	S&P 500 Stock Master Portfolio

Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the period, the participating Master Portfolio accepted only cash collateral in connection with securities loaned.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolio’s financial statements and disclosures.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several master portfolios are pro rated among those master portfolios on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the return of the Master Portfolio and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Master Portfolio purchases or sells financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Master Portfolio and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Master Portfolio as unrealized appreciation or depreciation. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2011
Asset Derivatives
	Statement of Assets and Liabilities Location	Value
Equity contracts	Net unrealized appreciation/depreciation*	$324,595

*	Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

BLACKROCK FUNDS III	JUNE 30, 2011	27

Notes to Financial Statements (continued)	S&P 500 Stock Master Portfolio

The Effect of Derivative Financial Instruments in the Statement of Operations Period Ended June 30, 2011
	Net Realized Gain from Financial Futures Contracts	Net Change in Unrealized Appreciation on Financial Futures Contracts
Equity contracts	$690,531	$(349,899)

For the six months ended June 30, 2011, the average quarterly number of contracts and notional amount of outstanding financial futures contracts purchased was 286 and $18,864,038, respectively.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolio for 1940 Act purposes, but Barclays is not.

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement (the “Investment Advisory Agreement”) with BFA, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of the Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays BFA an annual investment advisory fee of 0.05% based on the average daily net assets of the Master Portfolio.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses. These contractual waivers are effective through April 30, 2012. The amounts of the waivers, if any, are shown as fees waived in the Statement of Operations.

MIP entered into an administration services arrangement with BTC, which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC may delegate certain of its administration duties to sub-administrators. BTC, in consideration thereof, has agreed to bear all of the Master Portfolio and MIP’s ordinary operating expenses excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BTC is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolio.

The Master Portfolio received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BlackRock Investment Management (“BIM”), an affiliate of BFA, as the securities lending agent. BIM may, on behalf of the Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BIM or in registered money market funds advised by BIM or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Master Portfolio on such investments is shown as securities lending – affiliated in the Statement of Operations. BIM has voluntarily agreed to waive its fees for the period beginning December 1, 2009 until further notice.

The Master Portfolio may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statement of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments excluding short-term securities for the six months ended June 30, 2011, were $75,180,935 and $51,120,251, respectively.

5. Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to

28	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statement (concluded)	S&P 500 Stock Master Portfolio

fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of investments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

BLACKROCK FUNDS III	JUNE 30, 2011	29

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met on April 5, 2011 and May 17-18, 2011 to consider the approval of the Master Fund’s investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (“BlackRock”), the Master Fund’s investment advisor, on behalf of S&P 500 Stock Master Portfolio (the “Master Portfolio”), a series of the Master Fund.

BlackRock S&P 500 Stock Fund (the “Portfolio”), a series of Black-Rock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolio. For simplicity, the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio and the Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio, the Portfolio and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against peer funds and/or benchmarks, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio and/or the Portfolio for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) the Master Portfolio’s and/or the Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio and the Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s and the Portfolio’s investment objective, policies and restrictions; (e) the Master Fund’s and the Fund’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) Black-Rock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the Portfolio, as applicable, and the investment performance of the Portfolio as compared with a peer group of funds as determined by Lipper (collectively, “Peers”), as well as the gross investment performance of the Portfolio as compared with its benchmark; (b) information on the profitability of the Agreement to

30	BLACKROCK FUNDS III	JUNE 30, 2011

Disclosure of Investment Advisory Agreement (continued)

BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio and/or the Portfolio to BlackRock; (f) sales and redemption data regarding the Portfolio’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17-18, 2011 Board meeting.

At an in-person meeting held on May 17-18, 2011, the Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2012. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio, the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio and the Portfolio; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Master Portfolio and the Portfolio; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolio and the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing Master Portfolio performance and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio and the Portfolio. BlackRock and its affiliates and significant shareholders provide the Master Portfolio and the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolio and the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio and the Portfolio. In addition to investment advisory services, Black-Rock and its affiliates provide the Master Portfolio and the Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio and the Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s

BLACKROCK FUNDS III	JUNE 30, 2011	31

Disclosure of Investment Advisory Agreement (continued)

fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio, the Portfolio and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio and the Portfolio, as applicable. The Board noted that the Master Portfolio’s investment results correspond directly to the investment results of the Portfolio. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolio as compared to funds in the Portfolio’s applicable Lipper category and the gross investment performance of the Portfolio as compared with its benchmark. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Master Portfolio management to discuss the performance of the Master Portfolio and the Portfolio, as applicable, throughout the year.

The Board noted that the gross performance of the Portfolio exceeded its benchmark index during each of the one-, three- and five-year periods reported.

The Board noted that BlackRock has made changes to the organization of the overall equity group designed to result in a strengthened leadership team with clearer accountability.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio and the Portfolio

The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee ratio compared with the other funds in the Portfolio’s Lipper category. It also compared each Portfolio’s total expense ratio, as well as the Master Portfolio’s actual advisory fee ratio, to those of other funds in the Portfolio’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio and the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio and the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and the Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Master Portfolio and the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio and the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master Portfolio’s contractual advisory fee ratio was lower than or equal to the median contractual advisory fee ratio paid by the Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that effective December 1, 2010, the Portfolio’s administration fee was reduced.

32	BLACKROCK FUNDS III	JUNE 30, 2011

Disclosure of Investment Advisory Agreement (concluded)

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio and the Portfolio increase. The Board also considered the extent to which the Master Portfolio and the Portfolio benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio and the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the pertinent Master Portfolio.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolio and the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolio and the Portfolio, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board of the Master Fund considered the detailed review of BlackRock’s fee structure, as it applies to the Master Fund, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK FUNDS III	JUNE 30, 2011	33

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

David O. Beim, Trustee

Richard S. Davis, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Ira P. Shapiro, Secretary

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Institutional Trust Company, N.A.

San Francisco, CA 94105

Custodian

State Street Bank and Trust Company

Boston, MA 02101

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02101

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

New York, NY 10017

Address of the Fund

400 Howard Street

San Francisco, CA 94105

34	BLACKROCK FUNDS III	JUNE 30, 2011

Additional Information

General Information

Availability of Quarterly Schedule of Investments

The Fund/Master Portfolio file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Portfolio use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Portfolio votes proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS III	JUNE 30, 2011	35

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds' current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#SPSF-6/11

June 30, 2011

Semi-Annual Report (Unaudited)

BlackRock Funds III

▶	LifePath® Retirement Portfolio
▶	LifePath 2020 Portfolio®
▶	LifePath 2030 Portfolio®
▶	LifePath 2040 Portfolio®
▶	LifePath® 2050 Portfolio

Not FDIC Insured  ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK FUNDS III	JUNE 30, 2011

Dear Shareholder

The recent downgrade of US long-term debt by Standard & Poor’s marked an historic event for financial markets. Stocks tumbled in the days before and after the announcement on August 5 as investors contemplated the pervasiveness of the lower US credit rating across asset classes and the future direction of the global economy. BlackRock was well prepared for the possibility of a downgrade and the firm had no need to execute any forced selling of securities in response to the S&P action. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets.

The pages that follow reflect your mutual fund’s reporting period ended June 30, 2011. Accordingly, the below discussion is intended to provide you with perspective on the performance of your investments during that period.

Economic conditions in the second quarter of 2011 were strikingly similar to the scenario of the same quarter last year. The sovereign debt crisis in Europe, tightening monetary policy in China and a global economic slowdown were again the key concerns that drove investors away from risky assets. The second-quarter correction in 2010 was significant, but markets were revived toward the end of the summer as positive economic news and robust corporate earnings whetted investor appetite for yield. The global economy had finally gained traction and investor fear turned to optimism with the anticipation of a second round of quantitative easing (“QE2”) from the US Federal Reserve Board (the “Fed”). Stock markets rallied despite the ongoing European debt crisis and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward, pushing prices down, especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles abounded.

The new year brought spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industry supply chains and concerns mounted over US debt and deficit issues. Equities quickly rebounded from each of these events as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Global credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors responded to the Fed’s early 2011 reaffirmation that it will keep interest rates low.

However, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader debt crisis and its further contagion among peripheral European countries. Concurrently, it became evident that the pace of global economic growth had slowed. Higher oil prices and supply chain disruptions in Japan finally caught up with economic data. Investors pulled back from riskier assets and stocks generally declined throughout most of May and June, but year-to-date performance in global equity markets was positive, and 12-month returns were remarkably strong. In bond markets, yields were volatile but generally moved lower for the period as a whole (pushing prices up). Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Markets generally moved higher despite heightened volatility during the reporting period.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2011

	6-month	12-month
US large cap equities (S&P 500 Index)	6.02%	30.69%
US small cap equities (Russell 2000 Index)	6.21	37.41
International equities (MSCI Europe, Australasia, Far East Index)	4.98	30.36
Emerging market equities (MSCI Emerging Markets Index)	0.88	27.80
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.16
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	3.26	1.88
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	2.72	3.90
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	4.42	3.48
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	4.98	15.53

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Portfolio Summary as of June 30, 2011	LifePath Portfolios

Portfolio Management Commentary

How did each Portfolio perform?

•

All share classes of the LifePath Portfolios with target dates of 2020, 2030, 2040, 2050 and LifePath Retirement Portfolio (altogether, the “LifePath Portfolios”) invest in their respective LifePath Master Portfolio.

•

For the six-month period, the Investor A Share Class of the LifePath Portfolio with the target date 2020 performed in line with the custom benchmark for LifePath 2020; the Investor C and Class R Shares slightly underperformed and the Institutional and Class K Shares slightly outperformed. All share classes of the LifePath Portfolios with target dates of 2030, 2040 and 2050 outperformed their respective custom benchmarks, with the exception of the Investor C Share Class of LifePath 2030, which slightly underperformed, and the Investor C Share Class of LifePath 2050, which performed in line with its custom benchmark. All share classes of the LifePath Retirement Portfolio underperformed the custom benchmark, with the exception of the Class K Shares, which slightly outperformed, and the Institutional Shares, which performed in line with the benchmark.

•	The returns for the LifePath Portfolios include fund expenses. The custom benchmarks have no expenses associated with performance.

What factors influenced performance?

•

The most significant contributor to positive performance in the LifePath Portfolios was their investment in the Active Stock Master Portfolio (“Active Stock”), which outperformed its benchmark, the S&P 500» Index, for the period. Active Stock selects securities using a quantitative model based on four categories of investment insights: relative value, earnings quality, sentiment and thematic drivers of performance. Securities selected as a result of Active Stock’s sentiment insights, especially those selected based on analyst recommendation changes and analyst survey responses, were the primary contributors to performance during the period. Selections based on earnings quality measures, particularly growth-rate consistency, also had a significant positive impact. Thematic drivers contributed positively, while relative value metrics such as enterprise values and asset levels detracted from Active Stock’s performance. As longer-dated LifePath Portfolios (e.g., LifePath 2050) hold larger allocations to Active Stock than do shorter-dated LifePath Portfolios (e.g., LifePath 2020), longer-dated LifePath Portfolios derived a greater benefit from Active Stock’s outperformance.

•

The LifePath Portfolios invest in various iShares exchange-traded funds (“ETFs”), which seek investment results that correspond generally to the performance, before fees and expenses, of its underlying index. Dividend distributions, pricing differences, premiums/discounts and other factors can cause ETF returns to mistrack the underlying index. In June, all of the iShares ETFs held in the LifePath Portfolios distributed a dividend, which, along with other factors, resulted in their underperformance relative to their respective underlying indexes for the six-month period. However, the positive impact of the dividend income in the LifePath Portfolios outweighed the negative impact of the iShares ETFs underperformance during the period.

•

An additional contributor to the performance of the LifePath Portfolios relative to their custom benchmarks is the elevated gap risk that existed during the six-month period. Gap risk is the impact of the difference between the prior night unit values at which LifePath participants transacted and the point in time the following day at which the actual daily flows were transacted in the portfolio.

•

The LifePath Portfolios also invest a portion of their assets in the CoreAlpha Bond Master Portfolio (“CoreAlpha Bond”), which performed in line with its benchmark, the Barclays Capital US Aggregate Bond Index, for the six-month period. CoreAlpha Bond’s overweight exposure to securitized credits generated positive relative performance for most of the period, but detracted in June due to market uncertainty and technical factors.

Describe recent portfolio activity.

•

Each LifePath Portfolio has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Portfolio is systematically updated to reflect the investors’ decreased time horizon. During the six-month period, the LifePath Portfolios were rebalanced in accordance with their updated strategic allocations and daily cash flows were appropriately allocated to the underlying funds and instruments.

Describe portfolio positioning at period end.

•	As of period end, each of the LifePath Portfolios was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

The LifePath Portfolios are organized as “feeder” funds in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to the “LifePath Portfolios” are to the feeder funds or the Master Portfolios, as the context requires.

4	BLACKROCK FUNDS III	JUNE 30, 2011

LifePath® Retirement Portfolio

Investment Objective

LifePath® Retirement Portfolio’s, a series of BlackRock Funds III (the “Trust”), investment objective is managed for investors seeking income and moderate long-term growth of capital.

Total Return Based on a $10,000 Investment

[1]

The LifePath Portfolio compares its performance to that of a customized weighted index (the “LifePath Retirement Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Period	Barclays Capital US Aggregate Bond Index	Barclays Capital US Treasury Inflation Protected Securities (TIPS) Index	Citigroup 3-Month Treasury Bill Index	Cohen & Steers Realty Majors Index	FTSE EPRA/NAREIT Developed Real Estate Index	ACWI ex US IMI Index	MSCI EAFE Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
6/30/00 to 6/30/01	68.2%	—	12.5%	—	—	—	6.5%	0.8%	11.2%	0.8%
7/01/01 to 6/30/02	72.5	—	—	—	—	—	8.0	1.4	16.8	1.3
7/01/02 to 6/30/03	65.0	—	—	—	—	—	9.6	1.9	21.9	1.6
7/01/03 to 6/30/04	65.0	—	—	—	—	—	8.8	2.3	21.8	2.1
7/01/04 to 6/30/05	65.0	—	—	—	—	—	8.6	2.4	21.5	2.5
7/01/05 to 6/30/06	58.5	5.1%	—	1.3%	—	—	9.2	3.6	20.5	1.8
7/01/06 to 6/30/07	52.2	9.9	—	2.8	—	—	10.2	3.6	19.5	1.8
7/01/07 to 6/30/08	52.8	9.2	—	2.7	—	11.0%	—	3.7	18.8	1.8
7/01/08 to 6/30/09	53.0	9.0	—	—	2.0%	11.3	—	4.5	18.1	2.1
7/01/09 to 6/30/10	52.9	9.1	—	—	1.5	10.7	—	4.9	18.7	2.2
7/01/10 to 6/30/11	53.0	9.1	—	—	0.9	10.9	—	4.9	19.1	2.1

See “About Portfolio Performance” on page 15 for descriptions of the indexes.

BLACKROCK FUNDS III	JUNE 30, 2011	5

LifePath® Retirement Portfolio (concluded)

Performance Summary for the Period Ended June 30, 2011

		Average Annual Total Returns
		1 Year		5 Years		10 Years		Since Inception
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge		w/sales charge
Institutional	4.10%	14.28%	—	5.07%	—	4.91%	—	5.85%[1]		—
Investor A	3.96	14.05	8.06%	4.80	3.68%	4.62	4.05%	6.30	[2]	5.60%[2]
Investor C	3.51	13.07	12.07	—	—	—	—	6.75	[3]	6.75	[3]
Class K	4.21	14.71	—	—	—	—	—	4.51	[4]	—
Class R	3.79	13.64	—	—	—	—	—	7.29	[3]	—
Citigroup 3-Month Treasury Bill Index	0.06	0.14	—	1.87	—	2.01	—	—		—
Barclays Capital US Aggregate Bond Index	2.72	3.90	—	6.52	—	5.74	—	—		—
LifePath Retirement Custom Benchmark	4.20	14.55	—	5.85	—	5.80	—	—		—
S&P 1500 Index	6.30	31.65	—	3.29	—	3.31	—	—		—
ACWI ex US IMI Index	3.52	30.26	—	3.96	—	8.03	—	—		—

[1]

Total return is calculated from an inception date of March 1, 1994. The Institutional class of shares are successors to the assets of the Institutional class of shares of the Stagecoach Trust LifePath 2000 Fund (the “predecessor fund”), that began operations on March 1, 1994. Performance information for the period before March 26, 1996, the date the LifePath Portfolio began operations, reflects the performance of the predecessor fund.

[2]

Total return is calculated from an inception date of April 11, 2003. This inception date represents the date investors began investing in the Investor A class of shares of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Investor A shares on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the Investor A share class inception date. The since inception return calculated from April 30, 2001 for the LifePath Portfolio was 4.50%.

[3]	Total return is calculated from an inception date of May 3, 2010.
[4]	Total return is calculated from an inception date of May 30, 2008.

Past performance is not indicative of future results.

6	BLACKROCK FUNDS III	JUNE 30, 2011

LifePath 2020 Portfolio®

Investment Objective

LifePath 2020 Portfolio’s®, a series of the Trust, investment objective is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.

Total Return Based on a $10,000 Investment

[1]

The LifePath Portfolio compares its performance to that of a customized weighted index (the “LifePath 2020 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Period	Barclays Capital US Aggregate Bond Index	Barclays Capital US Treasury Inflation Protected Securities (TIPS) Index	Cohen & Steers Realty Majors Index	FTSE EPRA/NAREIT Developed Real Estate Index	ACWI ex US IMI Index	MSCI EAFE Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
6/30/00 to 6/30/01	36.7%	—	—	—	—	17.9%	2.9%	39.5%	3.0%
7/01/01 to 6/30/02	34.1	—	—	—	—	16.7	3.5	42.4	3.3
7/01/02 to 6/30/03	34.5	—	—	—	—	16.5	3.6	42.3	3.1
7/01/03 to 6/30/04	35.9	—	—	—	—	15.5	3.3	42.3	3.0
7/01/04 to 6/30/05	34.8	—	—	—	—	15.8	3.1	43.1	3.2
7/01/05 to 6/30/06	32.0	2.6%	2.1%	—	—	16.2	5.2	39.4	2.5
7/01/06 to 6/30/07	29.2	5.1	4.4	—	—	17.0	5.4	36.1	2.8
7/01/07 to 6/30/08	30.5	5.0	4.5	—	17.9%	—	5.5	33.9	2.7
7/01/08 to 6/30/09	32.7	5.3	—	4.5%	18.0	—	5.9	30.8	2.8
7/01/09 to 6/30/10	34.5	5.6	—	4.7	16.5	—	5.9	30.1	2.7
7/01/10 to 6/30/11	36.0	5.8	—	3.7	16.5	—	5.6	30.0	2.4

See “About Portfolio Performance” on page 15 for descriptions of the indexes.

BLACKROCK FUNDS III	JUNE 30, 2011	7

LifePath 2020 Portfolio® (concluded)

Performance Summary for the Period Ended June 30, 2011

		Average Annual Total Returns
		1 Year		5 Years		10 Years		Since Inception
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge		w/sales charge
Institutional	4.76%	20.17%	—	3.75%	—	4.04%	—	7.05%[1]		—
Investor A	4.64	19.90	13.61%	3.49	2.38%	3.70	3.15%	4.21	[2]	3.61%[2]
Investor C	4.23	18.93	17.93	—	—	—	—	8.10	[3]	8.10	[3]
Class K	4.95	20.59	—	—	—	—	—	2.36	[4]	—
Class R	4.53	19.56	—	—	—	—	—	8.64	[3]	—
Citigroup 3-Month Treasury Bill Index	0.06	0.14	—	1.87	—	2.01	—	—		—
Barclays Capital US Aggregate Bond Index	2.72	3.90	—	6.52	—	5.74	—	—		—
LifePath 2020 Custom Benchmark	4.65	20.08	—	4.84	—	5.01	—	—		—
S&P 1500 Index	6.30	31.65	—	3.29	—	3.31	—	—		—
ACWI ex US IMI Index	3.52	30.26	—	3.96	—	8.03	—	—		—

[1]

Total return is calculated from an inception date of March 1, 1994. The Institutional class of shares are successors to the assets of the Institutional class of shares of the Stagecoach Trust LifePath 2020 Fund (the “predecessor fund”), that began operations on March 1, 1994. Performance information for the period before March 26, 1996, the date the LifePath Portfolio began operations, reflects the performance of the predecessor fund.

[2]

Total return is calculated from an inception date of March 7, 2002. This inception date represents the date investors began investing in the Investor A class of shares of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Investor A shares on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the Investor A share class inception date. The since inception return calculated from April 30, 2001 for the LifePath Portfolio was 3.44%.

[3]	Total return is calculated from an inception date of May 3, 2010.
[4]	Total return is calculated from an inception date of May 30, 2008.

Past performance is not indicative of future results.

8	BLACKROCK FUNDS III	JUNE 30, 2011

LifePath 2030 Portfolio®

Investment Objective

LifePath 2030 Portfolio’s®, a series of the Trust, investment objective is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.

Total Return Based on a $10,000 Investment

[1]

The LifePath Portfolio compares its performance to that of a customized weighted index (the “LifePath 2030 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Period	Barclays Capital US Aggregate Bond Index	Barclays Capital US Treasury Inflation Protected Securities (TIPS) Index	Cohen & Steers Realty Majors Index	FTSE EPRA/NAREIT Developed Real Estate Index	ACWI ex US IMI Index	MSCI EAFE Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
6/30/00 to 6/30/01	21.6%	—	—	—	—	22.7%	3.6%	48.5%	3.6%
7/01/01 to 6/30/02	20.6	—	—	—	—	20.0	4.2	51.2	4.0
7/01/02 to 6/30/03	23.2	—	—	—	—	19.2	4.3	49.7	3.6
7/01/03 to 6/30/04	23.2	—	—	—	—	18.9	3.8	50.7	3.4
7/01/04 to 6/30/05	21.2	—	—	—	—	19.1	3.5	52.7	3.5
7/01/05 to 6/30/06	19.3	1.3%	2.5%	—	—	19.5	6.0	48.5	2.9
7/01/06 to 6/30/07	17.1	2.7	5.2	—	—	20.6	6.4	44.7	3.3
7/01/07 to 6/30/08	18.0	2.7	5.5	—	21.7%	—	6.5	42.4	3.2
7/01/08 to 6/30/09	20.0	2.9	—	6.1%	22.2	—	6.8	38.8	3.2
7/01/09 to 6/30/10	21.6	3.2	—	7.0	20.6	—	6.6	38.0	3.0
7/01/10 to 6/30/11	22.6	3.3	—	5.9	20.9	—	6.2	38.4	2.7

See “About Portfolio Performance” on page 15 for descriptions of the indexes.

BLACKROCK FUNDS III	JUNE 30, 2011	9

LifePath 2030 Portfolio® (concluded)

Performance Summary for the Period Ended June 30, 2011

		Average Annual Total Returns
		1 Year		5 Years		10 Years		Since Inception
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge		w/sales charge
Institutional	5.33%	24.71%	—	3.01%	—	3.69%	—	7.33%[1]		—
Investor A	5.19	24.48	17.94%	2.75	1.65%	3.37	2.81%	7.04	[2]	6.34%[2]
Investor C	4.76	23.47	22.47	—	—	—	—	9.11	[3]	9.11	[3]
Class K	5.52	25.15	—	—	—	—	—	1.20	[4]	—
Class R	5.03	24.07	—	—	—	—	—	9.64	[3]	—
Citigroup 3-Month Treasury Bill Index	0.06	0.14	—	1.87	—	2.01	—	—		—
Barclays Capital US Aggregate Bond Index	2.72	3.90	—	6.52	—	5.74	—	—		—
LifePath 2030 Custom Benchmark	4.83	24.41	—	4.29	—	4.72	—	—		—
S&P 1500 Index	6.30	31.65	—	3.29	—	3.31	—	—		—
ACWI ex US IMI Index	3.52	30.26	—	3.96	—	8.03	—	—		—

[1]

Total return is calculated from an inception date of March 1, 1994. The Institutional class of shares are successors to the assets of the Institutional class of shares of the Stagecoach Trust LifePath 2030 Fund (the “predecessor fund”), that began operations on March 1, 1994. Performance information for the period before March 26, 1996, the date the LifePath Portfolio began operations, reflects the performance of the predecessor fund.

[2]

Total return is calculated from an inception date of April 8, 2003. This inception date represents the date investors began investing in the Investor A class of shares of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Investor A shares on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the Investor A share class inception date. The since inception return calculated from April 30, 2001 for the LifePath Portfolio was 3.09%.

[3]	Total return is calculated from an inception date of May 3, 2010.
[4]	Total return is calculated from an inception date of May 30, 2008.

Past performance is not indicative of future results.

10	BLACKROCK FUNDS III	JUNE 30, 2011

LifePath 2040 Portfolio®

Investment Objective

LifePath 2040 Portfolio’s®, a series of the Trust, investment objective is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.

Total Return Based on a $10,000 Investment

[1]

The LifePath Portfolio compares its performance to that of a customized weighted index (the “LifePath 2040 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

Period	Barclays Capital US Aggregate Bond Index	Barclays Capital US Treasury Inflation Protected Securities (TIPS) Index	Cohen & Steers Realty Majors Index	FTSE EPRA/NAREIT Developed Real Estate Index	ACWI ex US IMI Index	MSCI EAFE Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
6/30/00 to 6/30/01	7.0%	—	—	—	—	26.4%	4.3%	58.0%	4.3%
7/01/01 to 6/30/02	7.8	—	—	—	—	20.0	5.2	62.2	4.8
7/01/02 to 6/30/03	7.8	—	—	—	—	20.0	5.2	62.2	4.8
7/01/03 to 6/30/04	12.1	—	—	—	—	20.0	4.4	59.5	4.0
7/01/04 to 6/30/05	10.1	—	—	—	—	20.0	3.9	62.0	4.0
7/01/05 to 6/30/06	9.1	—	2.8%	—	—	21.2	6.8	56.8	3.3
7/01/06 to 6/30/07	7.7	—	5.9	—	—	23.5	7.2	52.0	3.7
7/01/07 to 6/30/08	8.3	0.1%	6.4	—	18.8%	6.1	7.4	49.3	3.6
7/01/08 to 6/30/09	9.5	1.0	—	7.4%	25.7	—	7.6	45.2	3.6
7/01/09 to 6/30/10	11.0	1.1	—	8.9	24.0	—	7.1	44.7	3.2
7/01/10 to 6/30/11	11.8	1.2	—	7.7	24.5	—	6.6	45.3	2.9

See “About Portfolio Performance” on page 15 for descriptions of the indexes.

BLACKROCK FUNDS III	JUNE 30, 2011	11

LifePath 2040 Portfolio® (concluded)

Performance Summary for the Period Ended June 30, 2011

		Average Annual Total Returns
		1 Year		5 Years		10 Years		Since Inception
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge		w/sales charge
Institutional	5.71%	28.61%	—	2.34%	—	3.29%	—	7.47%[1]		—
Investor A	5.53	28.20	21.47%	2.08	0.98%	3.11	2.55%	7.23	[2]	6.53%[2]
Investor C	5.17	27.28	26.28	—	—	—	—	9.94	[3]	9.94	[3]
Class K	5.88	29.05	—	—	—	—	—	0.15	[4]	—
Class R	5.44	27.89	—	—	—	—	—	10.47	[3]	—
Citigroup 3-Month Treasury Bill Index	0.06	0.14	—	1.87	—	2.01	—	—		—
Barclays Capital US Aggregate Bond Index	2.72	3.90	—	6.52	—	5.74	—	—		—
LifePath 2040 Custom Benchmark	4.99	28.02	—	3.76	—	4.34	—	—		—
S&P 1500 Index	6.30	31.65	—	3.29	—	3.31	—	—		—
ACWI ex US IMI Index	3.52	30.26	—	3.96	—	8.03	—	—		—

[1]

Total return is calculated from an inception date of March 1, 1994. The Institutional class of shares are successors to the assets of the Institutional class of shares of the Stagecoach Trust LifePath 2040 Fund (the “predecessor fund”), that began operations on March 1, 1994. Performance information for the period before March 26, 1996, the date the LifePath Portfolio began operations, reflects the performance of the predecessor fund.

[2]

Total return is calculated from an inception date of April 8, 2003. This inception date represents the date investors began investing in the Investor A class of shares of the LifePath Portfolio. To establish the new share class, the LifePath Portfolio’s distributor privately seeded Investor A shares on April 30, 2001. The class had no activity from April 30, 2001 until investment began on the Investor A share class inception date. The since inception return calculated from April 30, 2001 for the LifePath Portfolio was 2.78%.

[3]	Total return is calculated from an inception date of May 3, 2010.
[4]	Total return is calculated from an inception date of May 30, 2008.

Past performance is not indicative of future results.

12	BLACKROCK FUNDS III	JUNE 30, 2011

LifePath® 2050 Portfolio

Investment Objective

LifePath® 2050 Portfolio’s, a series of the Trust, investment objective is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050.

Total Return Based on a $10,000 Investment

[1]

The LifePath Portfolio compares its performance to that of a customized weighted index (the “LifePath 2050 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

Period	Barclays Capital US Aggregate Bond Index	FTSE EPRA/NAREIT Developed Real Estate Index	ACWI ex US IMI Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
6/30/08 to 6/30/09	1.0%	5.4%	30.0%	10.6%	48.0%	5.0%
7/01/09 to 6/30/10	1.0	10.5	27.2	8.2	49.4	3.7
7/01/10 to 6/30/11	1.7	9.5	27.7	7.2	50.8	3.1

See “About Portfolio Performance” on page 15 for descriptions of the indexes.

BLACKROCK FUNDS III	JUNE 30, 2011	13

LifePath® 2050 Portfolio (concluded)

Performance Summary for the Period Ended June 30, 2011

		Average Annual Total Returns
		1 Year		Since Inception
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge		w/sales charge
Institutional	6.14%	32.13%	—	2.10%[1]		—
Investor A	5.97	31.79	24.87%	1.84	[1]	0.03%[1]
Investor C	5.54	30.76	29.76	10.63	[2]	10.63	[2]
Class K	6.29	32.62	—	2.43	[1]	—
Class R	5.84	31.50	—	11.19	[2]	—
Citigroup 3-Month Treasury Bill Index	0.06	0.14	—	—		—
Barclays Capital US Aggregate Bond Index	2.72	3.90	—	—		—
LifePath 2050 Custom Benchmark	5.54	31.28	—	—		—
S&P 1500 Index	6.30	31.65	—	—		—
ACWI ex US IMI Index	3.52	30.26	—	—		—

[1]	Total return is calculated from an inception date of June 30, 2008.
[2]	Total return is calculated from an inception date of May 3, 2010.

Past performance is not indicative of future results.

14	BLACKROCK FUNDS III	JUNE 30, 2011

About Portfolio Performance	BlackRock Funds III

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25%. Investor A Shares are subject to a service fee of 0.25% per year (but no distribution fee).

•

Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

Class R Shares are not subject to any sales charge (front-end load) or deferred sales charge. Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement and other similar plans.

•	Class K Shares are not subject to any sales charge. Class K Shares bear no ongoing distribution or service fees and are available only to eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The LifePath Portfolios’ administrator waived a portion of each LifePath Portfolio’s expenses. Without such waiver, each LifePath Portfolio’s performance would have been lower. Dividends paid to each class of shares will vary because of the different levels of administration and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The S&P 1500 Index is a market weighted index comprised of the S&P 500, S&P MidCap 400 and S&P SmallCap 600 Indexes, which together represent approximately 90% of the total US equity market. The Barclays Capital US Aggregate Bond Index is an unmanaged market weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agencies with at least one year to maturity. The MSCI ACWI ex US IMI Index is a free float-adjusted market capitalization-weighted index that measures the equity market performance of the developed (excluding the US) and emerging investable market universe. The Citigroup 3-Month Treasury Bill Index is a market value weighted index of public obligations of the US Treasury with maturities of three months.

The LifePath custom benchmarks are hypothetical representations of the performance of the respective LifePath Portfolio’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Portfolios’ custom benchmarks are adjusted quarterly to reflect the LifePath Portfolios’ changing asset allocations over time. As of June 30, 2011, the following indexes are used to calculate the LifePath Portfolios’ custom benchmarks: S&P 500 Index, S&P 400 Index, S&P 600 Index, Barclays Capital US Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital US Treasury TIPS Index, MSCI ACWI ex US IMI Index and FTSE EPRA/NAREIT Developed Real Estate Index.

Derivative Financial Instruments

The Active Stock and CoreAlpha Bond Master Portfolios may invest in various derivative financial instruments, including financial futures contracts and swaps, as specified in Note 2 of the Master Portfolio Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity, credit, interest rate and/or foreign currency exchange rate risks. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Master Portfolio’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Master Portfolio to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Master Portfolios can realize on an investment or may cause the Master Portfolios to hold an investment that it might otherwise sell. The Master Portfolios’ investments in these instruments are discussed in detail in the Master Portfolio Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	15

Disclosure of Expenses	BlackRock Funds III

Shareholders of each LifePath Portfolio may incur operating expenses, including advisory fees, distribution or 12b-1 fees, and other portfolio expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on January 1, 2011 and held through June 30, 2011) are intended to assist shareholders both in calculating expenses based on an investment in a LifePath Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each LifePath Porfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath Portfolio and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[1]	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
LifePath® Retirement Portfolio
Institutional	$1,000.00	$1,041.00	$3.85	$1,000.00	$1,021.00	$3.81	0.76%
Investor A	$1,000.00	$1,039.60	$5.16	$1,000.00	$1,019.70	$5.11	1.02%
Investor C	$1,000.00	$1,035.10	$9.03	$1,000.00	$1,015.90	$8.95	1.76%
Class K	$1,000.00	$1,042.10	$2.13	$1,000.00	$1,022.70	$2.11	0.42%
Class R	$1,000.00	$1,037.90	$6.27	$1,000.00	$1,018.60	$6.21	1.26%
LifePath 2020 Portfolio®
Institutional	$1,000.00	$1,047.60	$3.71	$1,000.00	$1,021.20	$3.66	0.73%
Investor A	$1,000.00	$1,046.40	$4.97	$1,000.00	$1,019.90	$4.91	0.98%
Investor C	$1,000.00	$1,042.30	$8.81	$1,000.00	$1,016.20	$8.70	1.74%
Class K	$1,000.00	$1,049.50	$1.93	$1,000.00	$1,022.90	$1.91	0.38%
Class R	$1,000.00	$1,045.30	$6.19	$1,000.00	$1,018.70	$6.11	1.22%
LifePath 2030 Portfolio®
Institutional	$1,000.00	$1,053.30	$3.61	$1,000.00	$1,021.30	$3.56	0.71%
Investor A	$1,000.00	$1,051.90	$4.88	$1,000.00	$1,020.00	$4.81	0.96%
Investor C	$1,000.00	$1,047.60	$8.73	$1,000.00	$1,016.30	$8.60	1.72%
Class K	$1,000.00	$1,055.20	$1.83	$1,000.00	$1,023.00	$1.81	0.36%
Class R	$1,000.00	$1,050.30	$6.10	$1,000.00	$1,018.80	$6.01	1.20%
LifePath 2040 Portfolio®
Institutional	$1,000.00	$1,057.10	$3.52	$1,000.00	$1,021.40	$3.46	0.69%
Investor A	$1,000.00	$1,055.30	$4.79	$1,000.00	$1,020.10	$4.71	0.94%
Investor C	$1,000.00	$1,051.70	$8.65	$1,000.00	$1,016.40	$8.50	1.69%
Class K	$1,000.00	$1,058.80	$1.74	$1,000.00	$1,023.10	$1.71	0.34%
Class R	$1,000.00	$1,054.40	$6.06	$1,000.00	$1,018.90	$5.96	1.19%
LifePath® 2050 Portfolio
Institutional	$1,000.00	$1,061.40	$3.42	$1,000.00	$1,021.50	$3.36	0.67%
Investor A	$1,000.00	$1,059.70	$4.70	$1,000.00	$1,020.20	$4.61	0.92%
Investor C	$1,000.00	$1,055.40	$8.51	$1,000.00	$1,016.50	$8.35	1.67%
Class K	$1,000.00	$1,062.90	$1.64	$1,000.00	$1,023.20	$1.61	0.32%
Class R	$1,000.00	$1,058.40	$5.92	$1,000.00	$1,019.00	$5.81	1.16%

[1]

For each class of the LifePath Portfolio, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the LifePath Portfolio invests significantly in a Master Portfolio, the expense table example reflects the net expenses of both the LifePath Portfolio and the Master Portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

16	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Assets and Liabilities	BlackRock Funds III

June 30, 2011 (Unaudited)	LifePath Retirement Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio	LifePath 2050 Portfolio
Assets
Investments at value – from the applicable Master Portfolio	$673,669,060	$1,271,172,369	$1,093,170,047	$859,182,292	$102,434,867
Capital shares sold receivable	2,479,841	1,200,663	1,272,489	1,883,883	873,379

Total assets	676,148,901	1,272,373,032	1,094,442,536	861,066,175	103,308,246

Liabilities
Capital shares redeemed payable	14,539,065	28,076,438	21,052,582	17,976,796	565,645
Income dividends payable	336,089	310,691	292,563	236,077	14,479
Administration fees payable	274,229	514,916	439,162	343,523	38,740
Capital gain distributions payable	–	–	–	–	7,929
Service and distribution fees payable	40,811	85,875	72,050	51,440	5,584
Professional fees payable	8,353	8,353	8,353	8,353	8,353

Total liabilities	15,198,547	28,996,273	21,864,710	18,616,189	640,730

Net Assets	$660,950,354	$1,243,376,759	$1,072,577,826	$842,449,986	$102,667,516

Net Assets Consist of
Paid-in capital	$591,794,242	$1,098,874,945	$986,216,852	$744,860,793	$90,913,764
Undistributed (distributions in excess of) net investment income	(378,254)	(1,053,928)	(374,191)	(181,962)	87
Accumulated net realized gain (loss)	(2,813,999)	(37,773,296)	(51,103,272)	(44,997,202)	2,951,108
Net unrealized appreciation/depreciation	72,348,365	183,329,038	137,838,437	142,768,357	8,802,557

Net Assets	$660,950,354	$1,243,376,759	$1,072,577,826	$842,449,986	$102,667,516

Net Asset Value
Institutional:
Net assets	$468,606,911	$830,185,385	$720,945,262	$593,568,243	$73,152,223

Shares outstanding, unlimited number of shares authorized, no par value	39,433,873	50,319,295	47,242,155	31,867,855	3,754,247

Net asset value	$11.88	$16.50	$15.26	$18.63	$19.49

Investor A:
Net assets	$190,364,530	$408,449,682	$348,573,773	$247,593,908	$29,242,367

Shares outstanding, unlimited number of shares authorized, no par value	17,304,896	26,050,553	23,331,405	13,938,612	1,501,290

Net asset value	$11.00	$15.68	$14.94	$17.76	$19.48

Maximum offering price per share (100/94.75 of net asset value)	$11.61	$16.55	$15.77	$18.74	$20.56

Investor C:
Net assets	$21,167	$134,203	$21,821	$22,034	$22,891

Shares outstanding, unlimited number of shares authorized, no par value	1,783	8,153	1,432	1,184	1,177

Net asset value	$11.87	$16.46	$15.24	$18.61	$19.45

Class K:
Net assets	$1,920,432	$4,554,646	$2,954,683	$1,099,631	$201,572

Shares outstanding, unlimited number of shares authorized, no par value	161,869	276,279	193,650	58,837	10,316

Net asset value	$11.86	$16.49	$15.26	$18.69	$19.54

Class R:
Net assets	$37,314	$52,843	$82,287	$166,170	$48,463

Shares outstanding, unlimited number of shares authorized, no par value	3,145	3,208	5,405	8,943	2,490

Net asset value	$11.86	$16.47	$15.22	$18.58	$19.46

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	17

Statements of Operations	BlackRock Funds III

Six Months Ended June 30, 2011 (Unaudited)	LifePath Retirement Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio	LifePath 2050 Portfolio
Investment Income
Net investment income allocated from the applicable Master Portfolio:
Interest	$6,585,763	$8,569,583	$4,622,330	$1,980,980	$48,815
Dividends	4,079,293	9,679,867	9,595,061	8,375,299	1,041,842
Securities lending – affiliated	84,369	204,144	202,496	183,249	18,186
Income – affiliated	1,469	3,163	3,181	2,436	530
Expenses	(1,943,476)	(3,576,238)	(2,954,812)	(2,280,151)	(249,534)
Fees waived	1,049,662	2,093,875	1,844,448	1,499,273	175,619

Total income	9,857,080	16,974,394	13,312,704	9,761,086	1,035,458

Expenses
Administration	1,687,911	3,168,432	2,655,360	2,074,047	220,271
Service – Investor A	241,035	512,966	425,644	306,102	30,919
Service and distribution – Investor C	104	618	107	108	110
Service and distribution – Class R	89	199	188	361	107
Professional	9,465	9,465	9,465	9,465	9,465

Total expenses	1,938,604	3,691,680	3,090,764	2,390,083	260,872
Less fees waived and/or reimbursed by administrator	(9,465)	(9,465)	(9,465)	(9,465)	(9,465)

Total expenses after fees waived	1,929,139	3,682,215	3,081,299	2,380,618	251,407

Net investment income	7,927,941	13,292,179	10,231,405	7,380,468	784,051

Realized and Unrealized Gain Allocated from the Master Portfolios
Net realized gain from investments, financial futures contracts and swaps	14,897,020	32,840,368	29,817,975	26,574,231	3,120,851
Net change in unrealized appreciation/depreciation on investments, financial futures contracts and swaps	4,344,837	12,730,372	14,080,668	11,154,341	908,852

Total realized and unrealized gain	19,241,857	45,570,740	43,898,643	37,728,572	4,029,703

Net Increase in Net Assets Resulting from Operations	$27,169,798	$58,862,919	$54,130,048	$45,109,040	$4,813,754

See Notes to Financial Statements.

18	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Changes in Net Assets	BlackRock Funds III

	LifePath Retirement Portfolio		LifePath 2020 Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$7,927,941	$13,619,952	$13,292,179	$21,360,156
Net realized gain	14,897,020	22,014,130	32,840,368	30,305,176
Net change in unrealized appreciation/depreciation	4,344,837	24,188,092	12,730,372	69,383,863

Net increase in net assets resulting from operations	27,169,798	59,822,174	58,862,919	121,049,195

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(5,712,468)	(10,003,521)	(9,087,147)	(15,188,056)
Investor A	(2,389,832)	(3,378,533)	(4,393,287)	(5,851,117)
Investor C	(152)	(200)	(821)	(1,117)
Class K	(25,849)	(14,062)	(52,514)	(54,736)
Class R	(369)	(341)	(536)	(615)
Net realized gain:
Institutional	–	(1,037,186)	–	–
Investor A	–	(389,605)	–	–
Investor C	–	(40)	–	–
Class K	–	(1,179)	–	–
Class R	–	(41)	–	–

Decrease in net assets resulting from dividends and distributions to shareholders	(8,128,670)	(14,824,708)	(13,534,305)	(21,095,641)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(30,629,958)	40,521,675	(24,823,567)	189,547,268

Net Assets
Total increase (decrease) in net assets	(11,588,830)	85,519,141	20,505,047	289,500,822
Beginning of period	672,539,184	587,020,043	1,222,871,712	933,370,890

End of period	$660,950,354	$672,539,184	$1,243,376,759	$1,222,871,712

Distributions in excess of net investment income	$(378,254)	$(177,525)	$(1,053,928)	$(811,802)

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	19

Statements of Changes in Net Assets (continued)	BlackRock Funds III

	LifePath 2030 Portfolio		LifePath 2040 Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$10,231,405	$16,077,504	$7,380,468	$11,916,622
Net realized gain	29,817,975	25,400,572	26,574,231	21,108,906
Net change in unrealized appreciation/depreciation	14,080,668	66,253,687	11,154,341	57,216,119

Net increase in net assets resulting from operations	54,130,048	107,731,763	45,109,040	90,241,647

Dividends to Shareholders From
Net investment income:
Institutional	(7,105,263)	(11,720,937)	(5,276,804)	(8,927,793)
Investor A	(3,218,218)	(4,207,651)	(2,129,626)	(2,997,617)
Investor C	(108)	(179)	(92)	(167)
Class K	(32,863)	(32,962)	(11,360)	(2,570)
Class R	(601)	(576)	(1,090)	(885)

Decrease in net assets resulting from dividends and distributions to shareholders	(10,357,053)	(15,962,305)	(7,418,972)	(11,929,032)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	22,854,817	185,595,544	23,679,980	110,875,807

Net Assets
Total increase in net assets	66,627,812	277,365,002	61,370,048	189,188,422
Beginning of period	1,005,950,014	728,585,012	781,079,938	591,891,516

End of period	$1,072,577,826	$1,005,950,014	$842,449,986	$781,079,938

Distributions in excess of net investment income	$(374,191)	$(248,543)	$(181,962)	$(143,458)

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Changes in Net Assets (concluded)	BlackRock Funds III

	LifePath 2050 Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$784,051	$806,920
Net realized gain	3,120,851	1,046,011
Net change in unrealized appreciation/depreciation	908,852	6,341,470

Net increase in net assets resulting from operations	4,813,754	8,194,401

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(582,639)	(654,541)
Investor A	(200,148)	(191,594)
Investor C	(92)	(164)
Class K	(1,814)	(1,247)
Class R	(280)	(337)
Net realized gain:
Institutional	(262,026)	(444,355)
Investor A	(104,327)	(151,468)
Investor C	(83)	(188)
Class K	(721)	(704)
Class R	(175)	(313)

Decrease in net assets resulting from dividends and distributions to shareholders	(1,152,305)	(1,444,911)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	29,437,847	45,716,060

Net Assets
Total increase in net assets	33,099,296	52,465,550
Beginning of period	69,568,220	17,102,670

End of period	$102,667,516	$69,568,220

Undistributed net investment income	$87	$1,009

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	21

Financial Highlights	LifePath Retirement Portfolio

	Institutional
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.55	$10.80	$9.42	$11.46	$11.59	$11.22

Net investment income	0.14 [1]	0.23 [1]	0.32 [1]	0.37	0.39	0.39
Net realized and unrealized gain (loss)	0.33	0.76	1.37	(2.06)	0.12	0.58

Net increase (decrease) from investment operations	0.47	0.99	1.69	(1.69)	0.51	0.97

Dividends and distributions from:
Net investment income	(0.14)	(0.22)	(0.31)	(0.31)	(0.37)	(0.39)
Net realized gain	–	(0.02)	(0.00)[2]	(0.04)	(0.27)	(0.21)

Total dividends and distributions	(0.14)	(0.24)	(0.31)	(0.35)	(0.64)	(0.60)

Net asset value, end of period	$11.88	$11.55	$10.80	$9.42	$11.46	$11.59

Total Investment Return[3]
Based on net asset value	4.10%[4]	9.33%	18.25%	(15.04)%	4.50%	8.80%

Ratios to Average Net Assets[5]
Total expenses	0.77%[6,7]	1.11%	1.10%	1.11%	1.12%	1.13%

Total expenses after fees waived	0.76%[6,7]	0.76%	0.76%	0.76%	0.77%	0.78%

Net investment income	2.41%[6,7]	2.10%	3.13%	3.29%	3.43%	3.28%

Supplemental Data
Net assets, end of period (000)	$468,607	$490,419	$438,987	$92,717	$136,923	$91,518

Portfolio turnover of the Master Portfolio	2%	4%	6%	11%	6%	10%

[1]	Based on average shares outstanding.
[2]	Amount is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which include gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.31%.

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	LifePath Retirement Portfolio

	Investor A
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.71	$10.03	$8.77	$10.70	$10.87	$10.56

Net investment income	0.12 [1]	0.19 [1]	0.27 [1]	0.32	0.36	0.35
Net realized and unrealized gain (loss)	0.30	0.71	1.28	(1.92)	0.09	0.53

Net increase (decrease) from investment operations	0.42	0.90	1.55	(1.60)	0.45	0.88

Dividends and distributions from:
Net investment income	(0.13)	(0.20)	(0.29)	(0.29)	(0.35)	(0.36)
Net realized gain	–	(0.02)	(0.00)[2]	(0.04)	(0.27)	(0.21)

Total dividends and distributions	(0.13)	(0.22)	(0.29)	(0.33)	(0.62)	(0.57)

Net asset value, end of period	$11.00	$10.71	$10.03	$8.77	$10.70	$10.87

Total Investment Return[3]
Based on net asset value	3.96%[4]	9.12%	17.96%	(15.24)%	4.17%	8.52%

Ratios to Average Net Assets[5]
Total expenses	1.02%[6,7]	1.37%	1.34%	1.36%	1.37%	1.38%

Total expenses after fees waived	1.02%[6,7]	1.02%	1.00%	1.01%	1.02%	1.03%

Net investment income	2.19%[6,7]	1.86%	2.83%	3.11%	3.06%	3.18%

Supplemental Data
Net assets, end of period (000)	$190,365	$181,297	$147,741	$25,030	$22,185	$13,460

Portfolio turnover of the Master Portfolio	2%	4%	6%	11%	6%	10%

[1]	Based on average shares outstanding.
[2]	Amount is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which include gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.31%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	23

Financial Highlights (continued)	LifePath Retirement Portfolio

	Investor C
	Six Months Ended June 30, 2011 (Unaudited)	Period May 3, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$11.55	$11.22

Net investment income[2]	0.08	0.09
Net realized and unrealized gain	0.33	0.37

Net increase from investment operations	0.41	0.46

Dividends and distributions from:
Net investment income	(0.09)	(0.11)
Net realized gain	–	(0.02)

Total dividends and distributions	(0.09)	(0.13)

Net asset value, end of period	$11.87	$11.55

Total Investment Return[3,4]
Based on net asset value	3.51%	4.22%

Ratios to Average Net Assets[5,6]
Total expenses	1.77%[7]	2.11%

Total expenses after fees waived	1.76%[7]	1.77%

Net investment income	1.44%[7]	1.23%

Supplemental Data
Net assets, end of period (000)	$21	$21

Portfolio turnover of the Master Portfolio	2%	4%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which includes gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.31%.

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	LifePath Retirement Portfolio

	Class K
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,		Period May 30, 2008[1] to December 31, 2008
		2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.54	$10.78	$9.44	$11.46

Net investment income	0.16 [2]	0.28 [2]	0.35 [2]	0.25
Net realized and unrealized gain (loss)	0.32	0.76	1.33	(1.97)

Net increase (decrease) from investment operations	0.48	1.04	1.68	(1.72)

Dividends and distributions from:
Net investment income	(0.16)	(0.26)	(0.34)	(0.26)
Net realized gain	–	(0.02)	(0.00)[3]	(0.04)

Total dividends and distributions	(0.16)	(0.28)	(0.34)	(0.30)

Net asset value, end of period	$11.86	$11.54	$10.78	$9.44

Total Investment Return[4]
Based on net asset value	4.21%[5]	9.82%	18.53%	(15.53)%[5]

Ratios to Average Net Assets[6]
Total expenses	0.42%[7,8]	0.76%	0.74%	0.79%[7]

Total expenses after fees waived	0.42%[7,8]	0.41%	0.40%	0.44%[7]

Net investment income	2.80%[7,8]	2.49%	3.43%	4.08%[7]

Supplemental Data
Net assets, end of period (000)	$1,920	$769	$292	$35

Portfolio turnover of the Master Portfolio	2%	4%	6%	11%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Amount is less than $0.01 per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2008 and the two years ended December 31, 2010 which include gross expenses.

[7]	Annualized.
[8]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.31%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	25

Financial Highlights (concluded)	LifePath Retirement Portfolio

	Class R
	Six Months Ended June 30, 2011 (Unaudited)	Period May 3, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$11.54	$11.22

Net investment income[2]	0.11	0.14
Net realized and unrealized gain	0.33	0.36

Net increase from investment operations	0.44	0.50

Dividends and distributions from:
Net investment income	(0.12)	(0.16)
Net realized gain	–	(0.02)

Total dividends and distributions	(0.12)	(0.18)

Net asset value, end of period	$11.86	$11.54

Total Investment Return[3,4]
Based on net asset value	3.79%	4.55%

Ratios to Average Net Assets[5,6]
Total expenses	1.27%[7]	1.61%

Total expenses after fees waived	1.26%[7]	1.26%

Net investment income	1.93%[7]	1.84%

Supplemental Data
Net assets, end of period (000)	$37	$33

Portfolio turnover of the Master Portfolio	2%	4%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which includes gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.31%.

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights	LifePath 2020 Portfolio

	Institutional
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$15.92	$14.62	$12.32	$16.98	$17.48	$15.85

Net investment income	0.18 [1]	0.29 [1]	0.35 [1]	0.44	0.45	0.40
Net realized and unrealized gain (loss)	0.58	1.28	2.38	(4.67)	0.14	1.64

Net increase (decrease) from investment operations	0.76	1.57	2.73	(4.23)	0.59	2.04

Dividends and distributions from:
Net investment income	(0.18)	(0.27)	(0.43)	(0.31)	(0.44)	(0.41)
Net realized gain	–	–	–	(0.12)	(0.65)	–
Return of capital	–	–	(0.00)[2]	–	–	–

Total dividends and distributions	(0.18)	(0.27)	(0.43)	(0.43)	(1.09)	(0.41)

Net asset value, end of period	$16.50	$15.92	$14.62	$12.32	$16.98	$17.48

Total Investment Return[3]
Based on net asset value	4.76%[4]	10.90%	22.71%	(25.42)%	3.34%	13.01%

Ratios to Average Net Assets[5]
Total expenses	0.74%[6,7]	1.08%	1.08%	1.07%	1.08%	1.08%

Total expenses after fees waived	0.73%[6,7]	0.73%	0.72%	0.73%	0.74%	0.75%

Net investment income	2.16%[6,7]	1.95%	2.65%	2.65%	2.52%	2.37%

Supplemental Data
Net assets, end of period (000)	$830,185	$843,339	$663,890 [8]	$432,717	$781,519	$598,633

Portfolio turnover of the Master Portfolio	1%	4%	6%	13%	7%	16%

[1]	Based on average shares outstanding.
[2]	Amount is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which include gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.33%.
[8]	Revised as a result of reallocation of net income.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	27

Financial Highlights (continued)	LifePath 2020 Portfolio

	Investor A
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$15.14	$13.93	$11.75	$16.24	$16.77	$15.22

Net investment income	0.15 [1]	0.24 [1]	0.30 [1]	0.37	0.38	0.37
Net realized and unrealized gain (loss)	0.55	1.21	2.28	(4.45)	0.13	1.56

Net increase (decrease) from investment operations	0.70	1.45	2.58	(4.08)	0.51	1.93

Dividends and distributions from:
Net investment income	(0.16)	(0.24)	(0.40)	(0.29)	(0.39)	(0.38)
Net realized gain	–	–	–	(0.12)	(0.65)	–
Return of capital	–	–	(0.00)[2]	–	–	–

Total dividends and distributions	(0.16)	(0.24)	(0.40)	(0.41)	(1.04)	(0.38)

Net asset value, end of period	$15.68	$15.14	$13.93	$11.75	$16.24	$16.77

Total Investment Return[3]
Based on net asset value	4.64%[4]	10.56%	22.42%	(25.57)%	3.06%	12.77%

Ratios to Average Net Assets[5]
Total expenses	0.99%[6,7]	1.34%	1.33%	1.32%	1.33%	1.33%

Total expenses after fees waived	0.98%[6,7]	0.99%	0.97%	0.98%	0.99%	1.00%

Net investment income	1.95%[6,7]	1.71%	2.42%	2.51%	2.26%	2.31%

Supplemental Data
Net assets, end of period (000)	$408,450	$376,851	$268,514 [8]	$179,389	$180,740	$118,364

Portfolio turnover of the Master Portfolio	1%	4%	6%	13%	7%	16%

[1]	Based on average shares outstanding.
[2]	Amount is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which include gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.33%.
[8]	Revised as a result of reallocation of net income.

See Notes to Financial Statements.

28	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	LifePath 2020 Portfolio

	Investor C
	Six Months Ended June 30, 2011 (Unaudited)	Period May 3, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$15.89	$15.29

Net investment income[2]	0.10	0.12
Net realized and unrealized gain	0.57	0.64

Net increase from investment operations	0.67	0.76

Dividends from net investment income	(0.10)	(0.16)

Net asset value, end of period	$16.46	$15.89

Total Investment Return[3,4]
Based on net asset value	4.23%	5.03%

Ratios to Average Net Assets[5,6]
Total expenses	1.74%[7]	2.09%

Total expenses after fees waived	1.74%[7]	1.74%

Net investment income	1.19%[7]	1.23%

Supplemental Data
Net assets, end of period (000)	$134	$116

Portfolio turnover of the Master Portfolio	1%	4%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which includes gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.33%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	29

Financial Highlights (continued)	LifePath 2020 Portfolio

	Class K
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,		Period May 30, 2008[1] to December 31, 2008
		2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$15.91	$14.61	$12.33	$16.90

Net investment income	0.21 [2]	0.34 [2]	0.40 [2]	0.30
Net realized and unrealized gain (loss)	0.58	1.28	2.35 [3]	(4.48)

Net increase (decrease) from investment operations	0.79	1.62	2.75 [3]	(4.18)

Dividends and distributions from:
Net investment income	(0.21)	(0.32)	(0.47)	(0.27)
Net realized gain	–	–	–	(0.12)
Return of capital	–	–	(0.00)[4]	–

Total dividends and distributions	(0.21)	(0.32)	(0.47)	(0.39)

Net asset value, end of period	$16.49	$15.91	$14.61 [3]	$12.33

Total Investment Return[5]
Based on net asset value	4.95%[6]	11.28%	23.15%	(25.28)%[6]

Ratios to Average Net Assets[7]
Total expenses	0.39%[8,9]	0.74%	0.73%	0.76%[8]

Total expenses after fees waived	0.38%[8,9]	0.39%	0.37%	0.42%[8]

Net investment income	2.61%[8,9]	2.29%	3.05%	4.27%[8]

Supplemental Data
Net assets, end of period (000)	$4,555	$2,485	$967 [3]	$416

Portfolio turnover of the Master Portfolio	1%	4%	6%	13%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Revised as a result of reallocation of net income.
[4]	Amount is less than $0.01 per share.
[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[6]	Aggregate total investment return.
[7]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2008 and the two years ended December 31, 2010 which include gross expenses.

[8]	Annualized.
[9]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.33%.

See Notes to Financial Statements.

30	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (concluded)	LifePath 2020 Portfolio

	Class R
	Six Months Ended June 30, 2011 (Unaudited)	Period May 3, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$15.88	$15.29

Net investment income[2]	0.12	0.23
Net realized and unrealized gain	0.60	0.57

Net increase from investment operations	0.72	0.80

Dividends from net investment income	(0.13)	(0.21)

Net asset value, end of period	$16.47	$15.88

Total Investment Return[3,4]
Based on net asset value	4.53%	5.34%

Ratios to Average Net Assets[5,6]
Total expenses	1.23%[7]	1.58%

Total expenses after fees waived	1.22%[7]	1.23%

Net investment income	1.43%[7]	2.29%

Supplemental Data
Net assets, end of period (000)	$53	$81

Portfolio turnover of the Master Portfolio	1%	4%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which includes gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.33%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	31

Financial Highlights	LifePath 2030 Portfolio

	Institutional
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$14.63	$13.31	$10.92	$16.19	$16.90	$15.39

Net investment income	0.15 [1]	0.25 [1]	0.29 [1]	0.35	0.34	0.32
Net realized and unrealized gain (loss)	0.63	1.31	2.46	(5.29)	0.11	1.99

Net increase (decrease) from investment operations	0.78	1.56	2.75	(4.94)	0.45	2.31

Dividends and distributions from:
Net investment income	(0.15)	(0.24)	(0.36)	(0.25)	(0.35)	(0.36)
Net realized gain	–	–	–	(0.08)	(0.81)	(0.44)
Return of capital	–	–	(0.00)[2]	–	–	–

Total dividends and distributions	(0.15)	(0.24)	(0.36)	(0.33)	(1.16)	(0.80)

Net asset value, end of period	$15.26	$14.63	$13.31	$10.92	$16.19	$16.90

Total Investment Return[3]
Based on net asset value	5.33%[4]	11.86%	25.77%	(31.03)%	2.64%	15.12%

Ratios to Average Net Assets[5]
Total expenses	0.71%[6,7]	1.07%	1.06%	1.06%	1.07%	1.08%

Total expenses after fees waived	0.71%[6,7]	0.70%	0.70%	0.72%	0.73%	0.74%

Net investment income	1.99%[6,7]	1.85%	2.47%	2.29%	2.10%	1.95%

Supplemental Data
Net assets, end of period (000)	$720,945	$696,817	$517,817 [8]	$315,028	$564,348	$408,564

Portfolio turnover of the Master Portfolio	0%[9]	3%	7%	13%	7%	22%

[1]	Based on average shares outstanding.
[2]	Amount is less than $0.01 per share.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which include gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.34%.
[8]	Revised as a result of reallocation of net income.
[9]	Rounds to less than 1%.

See Notes to Financial Statements.

32	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	LifePath 2030 Portfolio

	Investor A
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$14.33	$13.05	$10.71	$15.90	$16.62	$15.15

Net investment income	0.13 [1]	0.21 [1]	0.26 [1]	0.29	0.31	0.28
Net realized and unrealized gain (loss)	0.61	1.28	2.41 [2]	(5.17)	0.09	1.95

Net increase (decrease) from investment operations	0.74	1.49	2.67 [2]	(4.88)	0.40	2.23

Dividends and distributions from:
Net investment income	(0.13)	(0.21)	(0.33)	(0.23)	(0.31)	(0.32)
Net realized gain	–	–	–	(0.08)	(0.81)	(0.44)
Return of capital	–	–	(0.00)[3]	–	–	–

Total dividends and distributions	(0.13)	(0.21)	(0.33)	(0.31)	(1.12)	(0.76)

Net asset value, end of period	$14.94	$14.33	$13.05 [2]	$10.71	$15.90	$16.62

Total Investment Return[4]
Based on net asset value	5.19%[5]	11.53%	25.51%[2]	(31.19)%	2.38%	14.83%

Ratios to Average Net Assets[6]
Total expenses	0.96%[7,8]	1.32%	1.31%	1.31%	1.32%	1.33%

Total expenses after fees waived	0.96%[7,8]	0.96%	0.95%	0.97%	0.98%	0.99%

Net investment income	1.79%[7,8]	1.60%	2.23%	2.13%	1.85%	1.84%

Supplemental Data
Net assets, end of period (000)	$348,574	$307,189	$210,372 [2]	$133,199	$135,684	$77,890

Portfolio turnover of the Master Portfolio	0%[9]	3%	7%	13%	7%	22%

[1]	Based on average shares outstanding.
[2]	Revised as a result of reallocation of net income.
[3]	Amount is less than $0.01 per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which include gross expenses.

[7]	Annualized.
[8]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.34%.
[9]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	33

Financial Highlights (continued)	LifePath 2030 Portfolio

	Investor C
	Six Months Ended June 30, 2011 (Unaudited)	Period May 3, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$14.62	$13.97

Net investment income[2]	0.07	0.10
Net realized and unrealized gain	0.63	0.67

Net increase from investment operations	0.70	0.77

Dividends from net investment income	(0.08)	(0.12)

Net asset value, end of period	$15.24	$14.62

Total Investment Return[3,4]
Based on net asset value	4.76%	5.64%

Ratios to Average Net Assets[5,6]
Total expenses	1.72%[7]	2.07%

Total expenses after fees waived	1.72%[7]	1.71%

Net investment income	1.00%[7]	1.09%

Supplemental Data
Net assets, end of period (000)	$22	$21

Portfolio turnover of the Master Portfolio	0%[8]	3%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which includes gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.34%.
[8]	Rounds to less than 1%.

See Notes to Financial Statements.

34	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	LifePath 2030 Portfolio

	Class K
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,		Period May 30, 2008[1] to December 31, 2008
		2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$14.63	$13.30	$10.92	$16.07

Net investment income	0.18 [2]	0.29 [2]	0.38 [2]	0.25
Net realized and unrealized gain (loss)	0.63	1.32	2.40 [3]	(5.09)

Net increase (decrease) from investment operations	0.81	1.61	2.78 [3]	(4.84)

Dividends and distributions from:
Net investment income	(0.18)	(0.28)	(0.40)	(0.23)
Net realized gain	–	–	–	(0.08)
Return of capital	–	–	(0.00)[4]	–

Total dividends and distributions	(0.18)	(0.28)	(0.40)	(0.31)

Net asset value, end of period	$15.26	$14.63	$13.30 [3]	$10.92

Total Investment Return[5]
Based on net asset value	5.52%[6]	12.32%	26.23%	(30.65)%[6]

Ratios to Average Net Assets[7]
Total expenses	0.36%[8,9]	0.72%	0.71%	0.73%[8]

Total expenses after fees waived	0.36%[8,9]	0.35%	0.35%	0.39%[8]

Net investment income	2.40%[8,9]	2.17%	3.19%	3.44%[8]

Supplemental Data
Net assets, end of period (000)	$2,955	$1,849	$396 [3]	$95

Portfolio turnover of the Master Portfolio	0%[10]	3%	7%	13%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Revised as a result of reallocation of net income.
[4]	Amount is less than $0.01 per share.
[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[6]	Aggregate total investment return.
[7]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2008 and the two years ended December 31, 2010 which include gross expenses.

[8]	Annualized.
[9]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.34%.
[10]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	35

Financial Highlights (concluded)	LifePath 2030 Portfolio

	Class R
	Six Months Ended June 30, 2011 (Unaudited)	Period May 3, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$14.60	$13.97

Net investment income[2]	0.12	0.22
Net realized and unrealized gain	0.61	0.60

Net increase from investment operations	0.73	0.82

Dividends from net investment income	(0.11)	(0.19)

Net asset value, end of period	$15.22	$14.60

Total Investment Return[3,4]
Based on net asset value	5.03%	5.96%

Ratios to Average Net Assets[5,6]
Total expenses	1.21%[7]	1.56%

Total expenses after fees waived	1.20%[7]	1.20%

Net investment income	1.55%[7]	2.39%

Supplemental Data
Net assets, end of period (000)	$82	$75

Portfolio turnover of the Master Portfolio	0%[8]	3%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which includes gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.34%.
[8]	Rounds to less than 1%.

See Notes to Financial Statements.

36	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights	LifePath 2040 Portfolio

	Institutional
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$17.78	$16.04	$12.88	$20.32	$20.90	$18.18

Net investment income	0.17 [1]	0.28 [1]	0.32 [1]	0.35	0.34	0.31
Net realized and unrealized gain (loss)	0.85	1.73	3.22	(7.45)	0.08	2.76

Net increase (decrease) from investment operations	1.02	2.01	3.54	(7.10)	0.42	3.07

Dividends and distributions from:
Net investment income	(0.17)	(0.27)	(0.38)	(0.26)	(0.35)	(0.35)
Net realized gain	–	–	–	(0.08)	(0.65)	–

Total dividends and distributions	(0.17)	(0.27)	(0.38)	(0.34)	(1.00)	(0.35)

Net asset value, end of period	$18.63	$17.78	$16.04	$12.88	$20.32	$20.90

Total Investment Return[2]
Based on net asset value	5.71%[3]	12.71%	28.08%	(35.40)%	2.03%	16.97%

Ratios to Average Net Assets[4]
Total expenses	0.69%[5,6]	1.06%	1.05%	1.04%	1.06%	1.07%

Total expenses after fees waived	0.69%[5,6]	0.69%	0.69%	0.69%	0.72%	0.73%

Net investment income	1.84%[5,6]	1.75%	2.33%	2.02%	1.71%	1.62%

Supplemental Data
Net assets, end of period (000)	$593,568	$556,626	$435,317 [7]	$248,491	$383,391	$278,716

Portfolio turnover of the Master Portfolio	0%[8]	4%	6%	14%	8%	29%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which include gross expenses.

[5]	Annualized.
[6]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.36%.
[7]	Revised as a result of reallocation of net income.
[8]	Rounds to less than $0.01.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	37

Financial Highlights (continued)	LifePath 2040 Portfolio

	Investor A
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$16.97	$15.33	$12.32	$19.46	$20.06	$17.47

Net investment income	0.14 [1]	0.23 [1]	0.28 [1]	0.29	0.30	0.25
Net realized and unrealized gain (loss)	0.80	1.65	3.08	(7.13)	0.06	2.64

Net increase (decrease) from investment operations	0.94	1.88	3.36	(6.84)	0.36	2.89

Dividends and distributions from:
Net investment income	(0.15)	(0.24)	(0.35)	(0.22)	(0.31)	(0.30)
Net realized gain	–	–	–	(0.08)	(0.65)	–

Total dividends and distributions	(0.15)	(0.24)	(0.35)	(0.30)	(0.96)	(0.30)

Net asset value, end of period	$17.76	$16.97	$15.33	$12.32	$19.46	$20.06

Total Investment Return[2]
Based on net asset value	5.53%[3]	12.40%	27.85%	(35.56)%	1.78%	16.64%

Ratios to Average Net Assets[4]
Total expenses	0.94%[5,6]	1.31%	1.30%	1.29%	1.31%	1.32%

Total expenses after fees waived	0.94%[5,6]	0.94%	0.94%	0.94%	0.97%	0.98%

Net investment income	1.62%[5,6]	1.50%	2.08%	1.80%	1.49%	1.46%

Supplemental Data
Net assets, end of period (000)	$247,594	$224,164	$156,564 [7]	$96,873	$110,528	$65,203

Portfolio turnover of the Master Portfolio	0%[8]	4%	6%	14%	8%	29%

[1]	Based on average shares outstanding.
[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which include gross expenses.

[5]	Annualized.
[6]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.36%.
[7]	Revised as a result of reallocation of net income.
[8]	Rounds to less than 1%.

See Notes to Financial Statements.

38	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	LifePath 2040 Portfolio

	Investor C
	Six Months Ended June 30, 2011 (Unaudited)	Period May 3, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$17.77	$16.89

Net investment income[2]	0.08	0.12
Net realized and unrealized gain	0.84	0.90

Net increase from investment operations	0.92	1.02

Dividends from net investment income	(0.08)	(0.14)

Net asset value, end of period	$18.61	$17.77

Total Investment Return[3,4]
Based on net asset value	5.17%	6.15%

Ratios to Average Net Assets[5,6]
Total expenses	1.69%[7]	2.06%

Total expenses after fees waived	1.69%[7]	1.69%

Net investment income	0.83%[7]	1.11%

Supplemental Data
Net assets, end of period (000)	$22	$21

Portfolio turnover of the Master Portfolio	0%[8]	4%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which includes gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.36%.
[8]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	39

Financial Highlights (continued)	LifePath 2040 Portfolio

	Class K
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,		Period May 30, 2008[1] to December 31, 2008
		2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$17.84	$16.03	$12.87	$20.11

Net investment income	0.21 [2]	0.39 [2]	0.38 [2]	0.31
Net realized and unrealized gain (loss)	0.84	1.70	3.21 [3]	(7.21)

Net increase (decrease) from investment operations	1.05	2.09	3.59 [3]	(6.90)

Dividends and distributions from:
Net investment income	(0.20)	(0.28)	(0.43)	(0.26)
Net realized gain	–	–	–	(0.08)

Total dividends and distributions	(0.20)	(0.28)	(0.43)	(0.34)

Net asset value, end of period	$18.69	$17.84	$16.03 [3]	$12.87

Total Investment Return[4]
Based on net asset value	5.88%[5]	13.18%	28.52%	(34.75)%[5]

Ratios to Average Net Assets[6]
Total expenses	0.35%[7,8]	0.70%	0.70%	0.69%[7]

Total expenses after fees waived	0.34%[7,8]	0.33%	0.34%	0.36%[7]

Net investment income	2.25%[7,8]	2.34%	2.73%	3.31%[7]

Supplemental Data
Net assets, end of period (000)	$1,100	$144	$11	$6

Portfolio turnover of the Master Portfolio	0%[9]	4%	6%	14%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Revised as a result of reallocation of net income.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2008 and the two years ended December 31, 2010 which include gross expenses.

[7]	Annualized.
[8]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.36%.
[9]	Rounds to less than 1%.

See Notes to Financial Statements.

40	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (concluded)	LifePath 2040 Portfolio

	Class R
	Six Months Ended June 30, 2011 (Unaudited)	Period May 3, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$17.74	$16.89

Net investment income[2]	0.13	0.34
Net realized and unrealized gain	0.84	0.73

Net increase from investment operations	0.97	1.07

Dividends from net investment income	(0.13)	(0.22)

Net asset value, end of period	$18.58	$17.74

Total Investment Return[3,4]
Based on net asset value	5.44%	6.47%

Ratios to Average Net Assets[5,6]
Total expenses	1.19%[7]	1.55%

Total expenses after fees waived	1.19%[7]	1.19%

Net investment income	1.46%[7]	3.13%

Supplemental Data
Net assets, end of period (000)	$166	$126

Portfolio turnover of the Master Portfolio	0%[8]	4%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which includes gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.36%.
[8]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	41

Financial Highlights	LifePath 2050 Portfolio

	Institutional
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,		Period June 30, 2008[1] to December 31, 2008
		2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$18.58	$16.81	$13.46	$20.00

Net investment income	0.18 [2]	0.31 [2]	0.38 [2]	0.10
Net realized and unrealized gain (loss)	0.96	1.91	3.68	(6.52)

Net increase (decrease) from investment operations	1.14	2.22	4.06	(6.42)

Dividends and distributions from:
Net investment income	(0.16)	(0.28)	(0.16)	(0.09)
Net realized gain	(0.07)	(0.17)	(0.55)	(0.00)[3]
Return of capital	–	–	–	(0.03)

Total dividends and distributions	(0.23)	(0.45)	(0.71)	(0.12)

Net asset value, end of period	$19.49	$18.58	$16.81	$13.46

Total Investment Return[4]
Based on net asset value	6.14%[5]	13.43%	30.35%	(32.18)%[5]

Ratios to Average Net Assets[6]
Total expenses	0.69%[7,8]	1.09%	1.27%	12.80%[7]

Total expenses after fees waived	0.67%[7,8]	0.67%	0.67%	0.68%[7]

Net investment income	1.84%[7,8]	1.83%	2.39%	2.14%[7]

Supplemental Data
Net assets, end of period (000)	$73,152	$50,613	$13,992	$444

Portfolio turnover of the Master Portfolio	0%	5%	12%	0%[9]

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Amount is less than $0.01 per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2008 and the two years ended December 31, 2010 which include gross expenses.

[7]	Annualized.
[8]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.39%.
[9]	Rounds to less than 1%.

See Notes to Financial Statements.

42	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	LifePath 2050 Portfolio

	Investor A
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,		Period from June 30, 2008[1] to December 31, 2008
		2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$18.58	$16.82	$13.47	$20.00

Net investment income	0.15 [2]	0.28 [2]	0.41 [2]	0.14
Net realized and unrealized gain (loss)	0.96	1.90	3.63	(6.59)

Net increase (decrease) from investment operations	1.11	2.18	4.04	(6.45)

Dividends and distributions from:
Net investment income	(0.14)	(0.25)	(0.14)	(0.06)
Net realized gain	(0.07)	(0.17)	(0.55)	(0.00)[3]
Return of capital	–	–	–	(0.02)

Total dividends and distributions	(0.21)	(0.42)	(0.69)	(0.08)

Net asset value, end of period	$19.48	$18.58	$16.82	$13.47

Total Investment Return[4]
Based on net asset value	5.97%[5]	13.14%	30.08%	(32.28)%[5]

Ratios to Average Net Assets[6]
Total expenses	0.93%[7,8]	1.34%	1.35%	13.04%[7]

Total expenses after fees waived	0.92%[7,8]	0.92%	0.84%	0.91%[7]

Net investment income	1.61%[7,8]	1.67%	2.45%	1.68%[7]

Supplemental Data
Net assets, end of period (000)	$29,242	$18,809	$3,056	$34

Portfolio turnover of the Master Portfolio	0%	5%	12%	0%[9]

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Amount is less than $0.01 per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2008 and the two years ended December 31, 2010 which include gross expenses.

[7]	Annualized.
[8]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.40%.
[9]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	43

Financial Highlights (continued)	LifePath 2050 Portfolio

	Investor C
	Six Months Ended June 30, 2011 (Unaudited)	Period May 3, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$18.57	$17.75

Net investment income[2]	0.07	0.12
Net realized and unrealized gain	0.96	1.02

Net increase from investment operations	1.03	1.14

Dividends and distributions from:
Net investment income	(0.08)	(0.15)
Net realized gain	(0.07)	(0.17)

Total dividends and distributions	(0.15)	(0.32)

Net asset value, end of period	$19.45	$18.57

Total Investment Return[3,4]
Based on net asset value	5.54%	6.55%

Ratios to Average Net Assets[5,6]
Total expenses	1.69%[7]	2.07%

Total expenses after fees waived	1.67%[7]	1.64%

Net investment income	0.71%[7]	1.04%

Supplemental Data
Net assets, end of period (000)	$23	$21

Portfolio turnover of the Master Portfolio	0%	5%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which includes gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.39%.

See Notes to Financial Statements.

44	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	LifePath 2050 Portfolio

	Class K
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,		Period June 30, 2008[1] to December 31, 2008
		2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$18.63	$16.85	$13.46	$20.00

Net investment income	0.22 [2]	0.37 [2]	0.64 [2]	0.17
Net realized and unrealized gain (loss)	0.95	1.91	3.49 [3]	(6.57)

Net increase (decrease) from investment operations	1.17	2.28	4.13 [3]	(6.40)

Dividends and distributions from:
Net investment income	(0.19)	(0.33)	(0.19)	(0.11)
Net realized gain	(0.07)	(0.17)	(0.55)	(0.00)[4]
Return of capital	–	–	–	(0.03)

Total dividends and distributions	(0.26)	(0.50)	(0.74)	(0.14)

Net asset value, end of period	$19.54	$18.63	$16.85 [3]	$13.46

Total Investment Return[5]
Based on net asset value	6.29%[6]	13.79%[3]	30.89%[3]	(32.10)%[6]

Ratios to Average Net Assets[7]
Total expenses	0.33%[8,9]	0.76%	1.37%	12.41%[8]

Total expenses after fees waived	0.32%[8,9]	0.33%	0.58%	0.29%[8]

Net investment income	2.25%[8,9]	2.19%	4.34%	3.94%[8]

Supplemental Data
Net assets, end of period (000)	$202	$86	$55	$24

Portfolio turnover of the Master Portfolio	0%	5%	12%	0%[10]

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Revised as a result of reallocation of net income.
[4]	Amount is less than $0.01 per share.
[5]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[6]	Aggregate total investment return.
[7]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2008 and the two years ended December 31, 2010 which include gross expenses.

[8]	Annualized.
[9]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.40%.
[10]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	45

Financial Highlights (concluded)	LifePath 2050 Portfolio

	Class R
	Six Months Ended June 30, 2011 (Unaudited)	Period May 3, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$18.56	$17.75

Net investment income[2]	0.13	0.22
Net realized and unrealized gain	0.95	0.97

Net increase from investment operations	1.08	1.19

Dividends and distributions from:
Net investment income	(0.11)	(0.21)
Net realized gain	(0.07)	(0.17)

Total dividends and distributions	(0.18)	(0.38)

Net asset value, end of period	$19.46	$18.56

Total Investment Return[3,4]
Based on net asset value	5.84%	6.87%

Ratios to Average Net Assets[5,6]
Total expenses	1.18%[7]	1.57%

Total expenses after fees waived	1.16%[7]	1.16%

Net investment income	1.31%[7]	1.99%

Supplemental Data
Net assets, end of period (000)	$48	$40

Portfolio turnover of the Master Portfolio	0%	5%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which includes gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.40%.

See Notes to Financial Statements.

46	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (Unaudited)	BlackRock Funds III

1. Organization and Significant Accounting Policies:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust. The LifePath Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The financial statements and these accompanying notes relate to five series of the Trust: LifePath Retirement Portfolio, LifePath 2020 Portfolio, LifePath 2030 Portfolio, LifePath 2040 Portfolio and LifePath 2050 Portfolio (each, a “LifePath Portfolio” and collectively, the “LifePath Portfolios”). Each LifePath Portfolio seeks to achieve its investment objective by investing substantially all of its assets in a separate series of Master Investment Portfolio (“MIP”): LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding LifePath Portfolio. The performance of a LifePath Portfolio is directly affected by the performance of its corresponding Master Portfolio.

The value of each LifePath Portfolio’s investment in its corresponding Master Portfolio reflects that LifePath Portfolio’s interest in the net assets of that Master Portfolio (48.24%, 52.28%, 51.85%, 53.20% and 62.24% for the LifePath Retirement Portfolio, LifePath 2020 Portfolio, LifePath 2030 Portfolio, LifePath 2040 Portfolio and LifePath 2050 Portfolio, respectively, as of June 30, 2011).

Each LifePath Portfolio offers multiple classes of shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charges. Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold without a sales charge and only to certain retirement or similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the LifePath Portfolios:

Valuation: US GAAP defines fair value as the price the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Portfolios’ policy is to fair value their financial instruments at market value. The LifePath Portfolios record their investments in the Master Portfolio at fair value based on the LifePath Portfolio’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on trade date basis. Each LifePath Portfolio records daily its proportionate share of its Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, each LifePath Portfolio accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the LifePath Portfolios’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The LifePath Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the LifePath Portfolio’s US federal tax return will remain open for each of the four years after December 31, 2011. The statute of limitations on the LifePath Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a LifePath Portfolio or its classes are charged to that LifePath Portfolio or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the LifePath Portfolio are allocated daily to each class based on its relative net assets.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc.

BLACKROCK FUNDS III	JUNE 30, 2011	47

Notes to Financial Statements (continued)	BlackRock Funds III

(“BlackRock”). Due to the ownership structure, PNC is an affiliate of the LifePath Portfolios for 1940 Act purposes, but Barclays is not.

The Trust entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC, in consideration thereof, has agreed to bear all of the LifePath Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Portfolios. BTC is entitled to receive for these administration services an annual fee of 0.50% based on the average daily net assets of each LifePath Portfolio’s Institutional, Investor A, Investor C and Class R Shares and 0.15% based on the average net assets of the Class K Shares.

From time to time, BTC may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Portfolio and, accordingly, have a favorable impact on its performance. BTC may delegate certain of its administration duties to sub-administrators.

The fees of the Trust’s independent registered public accounting firm and legal counsel (the “independent expenses”) are paid directly by the LifePath Portfolios. BTC, has contractually agreed to provide an offsetting credit against the administration fees paid by the LifePath Portfolios in an amount equal to the independent expenses through April 30, 2021. These amounts are included in fees waived by administrator in the Statements of Operations.

The LifePath Portfolios entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the LifePath Portfolio’s pay BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the share classes as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	–
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Life-Path Portfolio. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor C and Class R shareholders.

For the six months ended June 30, 2011, affiliates earned underwriting discounts, direct commissions and/or dealer concessions on sales of each LifePath Portfolio’s Investor A Shares as follows:

Investor A
LifePath Retirement Portfolio	$37
LifePath 2020 Portfolio	$733
LifePath 2040 Portfolio	$244
LifePath 2050 Portfolio	$56

For the six months ended June 30, 2011, affiliates of LifePath 2030 Portfolio received contingent deferred sales changes relating to transactions in Investor A Shares of $67.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

3. Capital Loss Carryforwards:

As of December 31, 2010, the LifePath Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires December 31,	LifePath Retirement Portfolio	LifePath 2020 Portfolio	LifePath 2030 Portfolio	LifePath 2040 Portfolio
2016	$13,512,137	$–	$–	$2,141,947
2017	6,610,932	46,393,020	45,393,537	37,111,457

Total	$20,123,069	$46,393,020	$45,393,537	$39,253,404

48	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (continued)	BlackRock Funds III

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the LifePath Portfolios after December 31, 2010 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the pre-enactment taxable years.

4. Capital Share Transactions:

Transactions in capital shares for each share class were as follows:

	Six Months Ended June 30, 2011		Year Ended December 31, 2010[1]
LifePath Retirement Portfolio	Shares	Amount	Shares	Amount

Institutional
Shares sold	4,327,655	$51,055,856	15,754,230	$174,109,573
Shares issued to shareholders in reinvestment of dividends and distributions	451,083	5,345,027	925,464	10,208,251

Total issued	4,778,738	56,400,883	16,679,694	184,317,824
Shares redeemed	(7,796,478)	(92,102,610)	(14,893,180)	(166,597,185)

Net increase (decrease)	(3,017,740)	$(35,701,727)	1,786,514	$17,720,639

Investor A
Shares sold	3,045,472	$33,155,255	5,981,701	$61,288,546
Shares issued to shareholders in reinvestment of dividends and distributions	203,981	2,237,319	342,275	3,502,038

Total issued	3,249,453	35,392,574	6,323,976	64,790,584
Shares redeemed	(2,875,090)	(31,428,551)	(4,125,919)	(42,481,568)

Net increase	374,363	$3,964,023	2,198,057	$22,309,016

Investor C
Shares sold	–	$–	1,783	$20,000

Total issued	–	–	1,783	20,000

Net increase	–	$–	1,783	$20,000

Class K
Shares sold	104,871	$1,217,817	44,267	$490,977
Shares issued to shareholders in reinvestment of dividends and distributions	2,185	25,849	1,377	15,241

Total issued	107,056	1,243,666	45,644	506,218
Shares redeemed	(11,857)	(139,207)	(6,054)	(66,623)

Net increase	95,199	$1,104,459	39,590	$439,595

Class R
Shares sold	647	$7,623	2,860	$32,365
Shares issued to shareholders in reinvestment of dividends and distributions	13	161	5	60

Total issued	660	7,784	2,865	32,425
Shares redeemed	(380)	(4,497)	–	–

Net increase	280	$3,287	2,865	$32,425

BLACKROCK FUNDS III	JUNE 30, 2011	49

Notes to Financial Statements (continued)	BlackRock Funds III

	Six Months Ended June 30, 2011		Year Ended December 31, 2010[1]
LifePath 2020 Portfolio	Shares	Amount	Shares	Amount

Institutional
Shares sold	6,229,206	$101,688,621	20,063,678	$299,833,550
Shares issued to shareholders in reinvestment of dividends and distributions	528,983	8,707,477	957,387	14,301,293

Total issued	6,758,189	110,396,098	21,021,065	314,134,843
Shares redeemed	(9,425,847)	(154,600,088)	(13,435,424)	(205,358,149)

Net increase (decrease)	(2,667,658)	$(44,203,990)	7,585,641	$108,776,694

Investor A
Shares sold	4,461,525	$68,996,567	8,394,748	$118,920,144
Shares issued to shareholders in reinvestment of dividends and distributions	276,310	4,323,448	404,293	5,752,447

Total issued	4,737,835	73,320,015	8,799,041	124,672,591
Shares redeemed	(3,581,804)	(55,866,253)	(3,186,435)	(45,410,726)

Net increase	1,156,031	$17,453,762	5,612,606	$79,261,865

Investor C
Shares sold	833	$13,479	7,216	$105,360
Shares issued to shareholders in reinvestment of dividends and distributions	42	688	63	914

Total issued	875	14,167	7,279	106,274
Shares redeemed	–	–	(1)	(15)

Net increase	875	$14,167	7,278	$106,259

Class K
Shares sold	238,535	$3,876,568	174,581	$2,596,584
Shares issued to shareholders in reinvestment of dividends and distributions	3,191	52,514	3,669	54,736

Total issued	241,726	3,929,082	178,250	2,651,320
Shares redeemed	(121,644)	(1,984,626)	(88,260)	(1,328,409)

Net increase	120,082	$1,944,456	89,990	$1,322,911

Class R
Shares sold	1,629	$26,295	5,076	$79,201
Shares issued to shareholders in reinvestment of dividends and distributions	23	368	21	338

Total issued	1,652	26,663	5,097	79,539
Shares redeemed	(3,541)	(58,625)	–	–

Net increase (decrease)	(1,889)	$(31,962)	5,097	$79,539

LifePath 2030 Portfolio

Institutional
Shares sold	6,484,767	$97,747,412	20,160,251	$273,772,703
Shares issued to shareholders in reinvestment of dividends and distributions	441,735	6,729,732	804,161	10,873,869

Total issued	6,926,502	104,477,144	20,964,412	284,646,572
Shares redeemed	(7,299,370)	(110,375,625)	(12,247,963)	(170,749,570)

Net increase (decrease)	(372,868)	$(5,898,481)	8,716,449	$113,897,002

50	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (continued)	BlackRock Funds III

LifePath 2030 Portfolio (concluded)	Six Months Ended June 30, 2011		Year Ended December 31, 2010[1]
	Shares	Amount	Shares	Amount

Investor A
Shares sold	3,950,033	$58,202,661	7,398,087	$98,017,049
Shares issued to shareholders in reinvestment of dividends and distributions	214,260	3,196,320	314,564	4,176,888

Total issued	4,164,293	61,398,981	7,712,651	102,193,937
Shares redeemed	(2,265,781)	(33,649,567)	(2,406,272)	(31,900,908)

Net increase	1,898,512	$27,749,414	5,306,379	$70,293,029

Investor C
Shares sold	–	$–	1,520	$21,193

Total issued	–	–	1,520	21,193
Shares redeemed	–	–	(88)	(1,219)

Net increase	–	$–	1,432	$19,974

Class K
Shares sold	96,726	$1,439,431	187,972	$2,547,559
Shares issued to shareholders in reinvestment of dividends and distributions	2,157	32,863	2,411	32,962

Total issued	98,883	1,472,294	190,383	2,580,521
Shares redeemed	(31,596)	(472,803)	(93,819)	(1,267,829)

Net increase	67,287	$999,491	96,564	$1,312,692

Class R
Shares sold	1,592	$23,806	5,165	$73,669
Shares issued to shareholders in reinvestment of dividends and distributions	29	437	21	309

Total issued	1,621	24,243	5,186	73,978
Shares redeemed	(1,324)	(19,850)	(78)	(1,131)

Net increase	297	$4,393	5,108	$72,847

LifePath 2040 Portfolio

Institutional
Shares sold	4,621,333	$85,022,868	12,914,324	$210,820,133
Shares issued to shareholders in reinvestment of dividends and distributions	267,751	4,981,837	508,414	8,241,327

Total issued	4,889,084	90,004,705	13,422,738	219,061,460
Shares redeemed	(4,328,581)	(79,782,163)	(9,252,375)	(154,832,555)

Net increase	560,503	$10,222,542	4,170,363	$64,228,905

Investor A
Shares sold	2,096,923	$36,677,226	4,442,624	$68,980,989
Shares issued to shareholders in reinvestment of dividends and distributions	119,618	2,122,364	192,095	2,981,575

Total issued	2,216,541	38,799,590	4,634,719	71,962,564
Shares redeemed	(1,490,091)	(26,294,692)	(1,638,400)	(25,566,500)

Net increase	726,450	$12,504,898	2,996,319	$46,396,064

BLACKROCK FUNDS III	JUNE 30, 2011	51

Notes to Financial Statements (continued)	BlackRock Funds III

LifePath 2040 Portfolio (concluded)	Six Months Ended June 30, 2011		Year Ended December 31, 2010[1]
	Shares	Amount	Shares	Amount

Investor C
Shares sold	–	$–	1,184	$20,000

Total issued	–	–	1,184	20,000

Net increase	–	$–	1,184	$20,000

Class K
Shares sold	55,439	$1,002,432	37,758	$624,131
Shares issued to shareholders in reinvestment of dividends and distributions	609	11,360	151	2,570

Total issued	56,048	1,013,792	37,909	626,701
Shares redeemed	(5,257)	(95,518)	(30,552)	(518,330)

Net increase	50,791	$918,274	7,357	$108,371

Class R
Shares sold	1,983	$36,308	7,189	$124,454
Shares issued to shareholders in reinvestment of dividends and distributions	51	942	35	624

Total issued	2,034	37,250	7,224	125,078
Shares redeemed	(165)	(2,984)	(150)	(2,611)

Net increase	1,869	$34,266	7,074	$122,467

LifePath 2050 Portfolio

Institutional
Shares sold	1,381,792	$26,678,017	2,591,294	$43,705,040
Shares issued to shareholders in reinvestment of dividends and distributions	42,086	820,154	59,713	1,034,800

Total issued	1,423,878	27,498,171	2,651,007	44,739,840
Shares redeemed	(392,998)	(7,599,815)	(759,817)	(13,186,393)

Net increase	1,030,880	$19,898,356	1,891,190	$31,553,447

Investor A
Shares sold	564,584	$10,868,300	897,906	$15,222,321
Shares issued to shareholders in reinvestment of dividends and distributions	15,627	304,398	19,651	343,034

Total issued	580,211	11,172,698	917,557	15,565,355
Shares redeemed	(91,254)	(1,750,897)	(86,923)	(1,485,514)

Net increase	488,957	$9,421,801	830,634	$14,079,841

Investor C
Shares sold	50	$954	1,127	$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	–	7	–	–

Total issued	50	961	1,127	20,000

Net increase	50	$961	1,127	$20,000

52	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (concluded)	BlackRock Funds III

LifePath 2050 Portfolio (concluded)	Six Months Ended June 30, 2011		Year Ended December 31, 2010[1]
	Shares	Amount	Shares	Amount

Class K
Shares sold	5,581	$107,570	1,247	$22,177
Shares issued to shareholders in reinvestment of dividends and distributions	130	2,535	112	1,950

Total issued	5,711	110,105	1,359	24,127
Shares redeemed	(2)	(39)	–	–

Net increase	5,709	$110,066	1,359	$24,127

Class R
Shares sold	452	$8,709	2,135	$38,417
Shares issued to shareholders in reinvestment of dividends and distributions	13	247	13	228

Total issued	465	8,956	2,148	38,645
Shares redeemed	(123)	(2,293)	–	–

Net increase	342	$6,663	2,148	$38,645

[1]	Capital shares and amounts are for the period from May 3, 2010 (commencement of operations) to December 31, 2010 for Class C and Class R Shares of the LifePath Portfolios.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS III	JUNE 30, 2011	53

Master Portfolio Information as of June 30, 2011	Master Investment Portfolio

LifePath Retirement Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Fixed Income Funds	65%
Equity Funds	35

Portfolio Holdings	Percent of Affiliated Investment Companies
CoreAlpha Bond Master Portfolio	48%
Active Stock Master Portfolio	18
iShares Barclays TIPS Bond Fund	8
BlackRock Cash Funds: Institutional, SL Agency Shares	7
iShares MSCI EAFE Index Fund	6
iShares S&P MidCap 400 Index Fund	4
iShares MSCI Emerging Markets Index Fund	3
iShares S&P SmallCap 600 Index Fund	1
BlackRock Cash Funds: Prime, SL Agency Shares	1
iShares MSCI Canada Index Fund	1
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1
iShares MSCI EAFE SmallCap Index Fund	1
iShares Cohen & Steers Realty Majors Index Fund	1

LifePath 2020 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	51%
Fixed Income Funds	49

Portfolio Holdings	Percent of Affiliated Investment Companies
CoreAlpha Bond Master Portfolio	32%
Active Stock Master Portfolio	26
BlackRock Cash Funds: Institutional, SL Agency Shares	10
iShares MSCI EAFE Index Fund	9
iShares Barclays TIPS Bond Fund	5
iShares S&P MidCap 400 Index Fund	5
iShares MSCI Emerging Markets Index Fund	4
iShares S&P SmallCap 600 Index Fund	2
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2
BlackRock Cash Funds: Prime, SL Agency Shares	2
iShares Cohen & Steers Realty Majors Index Fund	1
iShares MSCI EAFE SmallCap Index Fund	1
iShares MSCI Canada Index Fund	1

LifePath 2030 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	68%
Fixed Income Funds	32

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	34%
CoreAlpha Bond Master Portfolio	20
iShares MSCI EAFE Index Fund	12
BlackRock Cash Funds: Institutional, SL Agency Shares	8
iShares S&P MidCap 400 Index Fund	6
iShares MSCI Emerging Markets Index Fund	5
iShares Barclays TIPS Bond Fund	3
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	3
iShares S&P SmallCap 600 Index Fund	2
iShares Cohen & Steers Realty Majors Index Fund	2
iShares MSCI EAFE SmallCap Index Fund	2
iShares MSCI Canada Index Fund	2
BlackRock Cash Funds: Prime, SL Agency Shares	1

54	BLACKROCK FUNDS III	JUNE 30, 2011

Master Portfolio Information (continued) as of June 30, 2011	Master Investment Portfolio

LifePath 2040 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	75%
Fixed Income Funds	25

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	38%
iShares MSCI EAFE Index Fund	13
BlackRock Cash Funds: Institutional, SL Agency Shares	12
CoreAlpha Bond Master Portfolio	10
iShares S&P MidCap 400 Index Fund	6
iShares MSCI Emerging Markets Index Fund	5
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	4
iShares Cohen & Steers Realty Majors Index Fund	3
iShares S&P SmallCap Index Fund	2
iShares MSCI EAFE SmallCap Index Fund	2
iShares MSCI Canada Index Fund	2
BlackRock Cash Funds: Prime, SL Agency Shares	2
iShares Barclays TIPS Bond Fund	1

LifePath 2050 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	83%
Fixed Income Funds	17

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	42%
iShares MSCI EAFE Index Fund	14
BlackRock Cash Funds: Institutional, SL Agency Shares	13
iShares S&P MidCap 400 Index Fund	6
iShares MSCI Emerging Markets Index Fund	6
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	5
iShares Cohen & Steers Realty Majors Index Fund	3
iShares S&P SmallCap Index Fund	3
CoreAlpha Bond Master Portfolio	2
iShares MSCI EAFE SmallCap Index Fund	2
iShares MSCI Canada Index Fund	2
BlackRock Cash Funds: Prime, SL Agency Shares	2

BLACKROCK FUNDS III	JUNE 30, 2011	55

Master Portfolio Information (continued) as of June 30, 2011	Master Investment Portfolio

Active Stock Master Portfolio

Sector Allocation	Percent of Long-Term Investments
Information Technology	18%
Financials	17
Health Care	12
Energy	12
Consumer Discretionary	12
Consumer Staples	11
Industrials	10
Materials	3
Utilities	3
Telecommunication Services	2

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Ten Largest Holdings	Percent of Long-Term Investments
Exxon Mobil Corp.	4%
Apple, Inc.	4
JPMorgan Chase & Co.	2
Oracle Corp.	2
Philip Morris International, Inc.	2
ConocoPhillips	2
Verizon Communications, Inc.	2
The Coca-Cola Co.	2
Google, Inc., Class A	2
McDonald’s Corp.	1

56	BLACKROCK FUNDS III	JUNE 30, 2011

Master Portfolio Information (concluded) as of June 30, 2011	Master Investment Portfolio

CoreAlpha Bond Master Portfolio

Portfolio Composition	Percent of Long-Term Investments
U.S. Government Sponsored Agency Securities	68%
Corporate Bonds	14
Asset-Backed Securities	8
U.S. Treasury Obligations	5
Non-Agency Mortgage-Backed Securities	4
Foreign Agency Obligations	1

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	79%
AA/Aa	5
A	6
BBB/Baa	7
BB/Ba	2
B	1

[1]	Using the higher of Standard & Poor’s or Moody’s Investors Service.
[2]

Includes U.S. Government Sponsored Agency Securities which were deemed AAA/Aaa by the investment advisor. On August 5, 2011, Standard & Poor’s lowered the long-term sovereign credit rating on the United States of America to AA+ from AAA.

BLACKROCK FUNDS III	JUNE 30, 2011	57

Schedule of Investments June 30, 2011 (Unaudited)	LifePath Retirement Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 71.9%
Active Stock Master Portfolio		$274,357,180
CoreAlpha Bond Master Portfolio		730,391,327

Total Master Portfolios		1,004,748,507

Exchange-Traded Funds – 27.7%
iShares Barclays TIPS Bond Fund(a)(b)	1,129,468	124,964,339
iShares Cohen & Steers Realty Majors Index Fund(a)	78,219	5,671,660
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	221,158	6,942,150
iShares MSCI Canada Index Fund(a)(b)	406,213	12,864,766
iShares MSCI EAFE Index Fund(a)(b)	1,616,684	97,227,376
iShares MSCI EAFE Small Cap Index Fund(a)(b)	287,578	12,547,028
iShares MSCI Emerging Markets Index Fund(a)(b)	793,911	37,790,164
iShares S&P MidCap 400 Index Fund(a)(b)	635,159	62,055,034
iShares S&P SmallCap 600 Index Fund(a)(b)	360,308	26,417,782

Total Exchange-Traded Funds (Cost – $305,497,764*)		386,480,299

Money Market Funds – 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.16%(a)(c)(d)	106,585,752	106,585,752
BlackRock Cash Funds: Prime, SL Agency Shares,
0.17%(a)(c)(d)	15,473,195	15,473,195

Total Money Market Funds (Cost – $122,058,947*)		122,058,947

Total Affiliated Investment Companies – 108.4%		1,513,287,753
Liabilities in Excess of Other Assets – (8.4)%		(116,767,332)

Net Assets – 100.0%		$1,396,520,421

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$431,688,997

Gross unrealized appreciation	$80,982,535
Gross unrealized depreciation	(4,132,286)

Net unrealized appreciation	$76,850,249

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	75,437,346	31,148,406	[1]	–	106,585,752	$106,585,752	–	$150,913
BlackRock Cash Funds: Prime, SL Agency Shares	11,685,473	3,787,722	[1]	–	15,473,195	$15,473,195	–	$21,975
iShares Barlcays TIPS Bond Fund	1,104,097	46,057		(20,686)	1,129,468	$124,964,339	$64,282	$3,032,828
iShares Cohen & Steers Realty Majors Index Fund	71,293	7,507		(581)	78,219	$5,671,660	$12,325	$73,957
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	211,940	43,962		(34,744)	221,158	$6,942,150	$308,092	$222,611
iShares MSCI Canada Index Fund	402,132	9,072		(4,991)	406,213	$12,864,766	$(7,114)	$83,522
iShares MSCI EAFE Index Fund	1,493,685	158,794		(35,795)	1,616,684	$97,227,376	$240,398	$1,784,499
iShares MSCI EAFE Small Cap Index Fund	273,404	14,174		–	287,578	$12,547,028	–	$160,959
iShares MSCI Emerging Markets Index Fund	740,724	53,187		–	793,911	$37,790,164	–	$357,287
iShares S&P MidCap 400 Index Fund	761,894	–		(126,735)	635,159	$62,055,034	$3,821,426	$322,015
iShares S&P SmallCap 600 Index Fund	415,539	12,376		(67,607)	360,308	$26,417,782	$1,420,818	$109,696

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.
58	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (concluded)	LifePath Retirement Master Portfolio

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,004,748,507	–	$1,004,748,507
Exchange-Traded Funds	$386,480,299	–	–	386,480,299
Money Market Funds	122,058,947	–	–	122,058,947

Total	$508,539,246	$1,004,748,507	–	$1,513,287,753

See Notes to Financial Statements.
BLACKROCK FUNDS III	JUNE 30, 2011	59

Schedule of Investments June 30, 2011 (Unaudited)	LifePath 2020 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 65.7%
Active Stock Master Portfolio		$719,499,203
CoreAlpha Bond Master Portfolio		877,820,385

Total Master Portfolios		1,597,319,588

Exchange-Traded Funds – 34.0%
iShares Barclays TIPS Bond Fund(a)(b)	1,300,670	143,906,129
iShares Cohen & Steers Realty Majors Index Fund(a)	513,326	37,221,268
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	1,624,844	51,003,853
iShares MSCI Canada Index Fund(a)(b)	1,044,929	33,092,901
iShares MSCI EAFE Index Fund(a)(b)	4,066,014	244,530,082
iShares MSCI EAFE Small Cap Index Fund(a)	765,439	33,396,104
iShares MSCI Emerging Markets Index Fund(a)(b)	2,054,531	97,795,676
iShares S&P MidCap 400 Index Fund(a)	1,330,720	130,011,344
iShares S&P SmallCap 600 Index Fund(a)(b)	757,732	55,556,910

Total Exchange-Traded Funds (Cost – $655,975,333*)		826,514,267

Money Market Funds – 12.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.16%(a)(c)(d)	264,859,818	264,859,818
BlackRock Cash Funds: Prime, SL Agency Shares,
0.17%(a)(c)(d)	38,085,272	38,085,272

Total Money Market Funds (Cost – $302,945,090*)		302,945,090

Total Affiliated Investment Companies – 112.1%		2,726,778,945
Liabilities in Excess of Other Assets – (12.1)%		(295,239,004)

Net Assets – 100.0%		$2,431,539,941

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$981,705,197

Gross unrealized appreciation	$170,538,934
Gross unrealized depreciation	(22,784,774)

Net unrealized appreciation	$147,754,160

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	181,776,362	83,083,456	[1]	–	264,859,818	$264,859,818	–	$49,145
BlackRock Cash Funds: Prime, SL Agency Shares	28,477,459	9,607,813	[1]	–	38,085,272	$38,085,272	–	$336,757
iShares Barclays TIPS Bond Fund	1,198,837	111,814		(9,981)	1,300,670	$143,906,129	$12,768	$3,443,673
iShares Cohen & Steers Realty Majors Index Fund	523,257	8,750		(18,681)	513,326	$37,221,268	$(90,746)	$515,423
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,606,198	58,027		(39,381)	1,624,844	$51,003,853	$(212,309)	$1,472,076
iShares MSCI Canada Index Fund	978,834	66,095		–	1,044,929	$33,092,901	–	$214,849
iShares MSCI EAFE Index Fund	3,855,084	406,090		(195,160)	4,066,014	$244,530,082	$808,855	$4,569,370
iShares MSCI EAFE Small Cap Index Fund	727,889	37,550		–	765,439	$33,396,104	–	$428,419
iShares MSCI Emerging Markets Index Fund	1,894,873	159,658		–	2,054,531	$97,795,676	–	$937,254
iShares S&P MidCap 400 Index Fund	1,417,544	40,265		(127,089)	1,330,720	$130,011,344	$2,940,074	$643,284
iShares S&P SmallCap 600 Index Fund	782,366	62,304		(86,938)	757,732	$55,556,910	$1,671,683	$218,254

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.
60	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (concluded)	LifePath 2020 Master Portfolio

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,597,319,588	–	$1,597,319,588
Exchange-Traded Funds	$826,514,267	–	–	826,514,267
Money Market Funds	302,945,090	–	–	302,945,090

Total	$1,129,459,357	$1,597,319,588	–	$2,726,778,945

See Notes to Financial Statements.
BLACKROCK FUNDS III	JUNE 30, 2011	61

Schedule of Investments June 30, 2011 (Unaudited)	LifePath 2030 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 60.3%
Active Stock Master Portfolio		$794,621,508
CoreAlpha Bond Master Portfolio		476,731,333

Total Master Portfolios		1,271,352,841

Exchange-Traded Funds – 39.5%
iShares Barclays TIPS Bond Fund(a)(b)	647,298	71,617,051
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	730,317	52,955,286
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	2,266,657	71,150,363
iShares MSCI Canada Index Fund(a)(b)	1,199,295	37,981,673
iShares MSCI EAFE Index Fund(a)(b)	4,449,450	267,589,923
iShares MSCI EAFE Small Cap Index Fund(a)(b)	871,603	38,028,039
iShares MSCI Emerging Markets Index Fund(a)(b)	2,256,817	107,424,489
iShares S&P MidCap 400 Index Fund(a)(b)	1,331,158	130,054,136
iShares S&P SmallCap 600 Index Fund(a)(b)	754,854	55,345,895

Total Exchange-Traded Funds (Cost – $671,048,969*)		832,146,855

Money Market Funds – 10.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.16%(a)(c)(d)	190,503,983	190,503,983
BlackRock Cash Funds: Prime, SL Agency Shares,
0.17%(a)(c)(d)	26,662,094	26,662,094

Total Money Market Funds (Cost – $217,166,077*)		217,166,077

Total Affiliated Investment Companies – 110.1%		2,320,665,773
Liabilities in Excess of Other Assets – (10.1)%		(212,165,514)

Net Assets – 100.0%		$2,108,500,259

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$917,857,260

Gross unrealized appreciation	$161,097,886
Gross unrealized depreciation	(29,642,214)

Net unrealized appreciation	$131,455,672

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	154,257,212	36,246,771	[1]	–	190,503,983	$190,503,983	–	$340,926
BlackRock Cash Funds: Prime, SL Agency Shares	24,170,906	2,491,188	[1]	–	26,662,094	$26,662,094	–	$49,741
iShares Barlcays TIPS Bond Fund	554,791	99,927		(7,420)	647,298	$71,617,051	$24,958	$1,712,148
iShares Cohen & Steers Realty Majors Index Fund	680,971	64,492		(15,146)	730,317	$52,955,286	$(131,526)	$702,612
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,128,614	150,817		(12,774)	2,266,657	$71,150,363	$(63,857)	$2,029,517
iShares MSCI Canada Index Fund	1,040,900	158,395		–	1,199,295	$37,981,673	–	$234,667
iShares MSCI EAFE Index Fund	4,085,815	482,349		(118,714)	4,449,450	$267,589,923	$(673,648)	$5,028,085
iShares MSCI EAFE Small Cap Index Fund	772,751	98,852		–	871,603	$38,028,039	–	$451,915
iShares MSCI Emerging Markets Index Fund	2,015,244	241,573		–	2,256,817	$107,424,489	–	$1,025,158
iShares S&P MidCap 400 Index Fund	1,267,897	63,261		–	1,331,158	$130,054,136	–	$608,602
iShares S&P SmallCap 600 Index Fund	697,237	57,617		–	754,854	$55,345,895	–	$201,925

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.
62	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (concluded)	LifePath 2030 Master Portfolio

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,271,352,841	–	$1,271,352,841
Exchange-Traded Funds	$832,146,855	–	–	832,146,855
Money Market Funds	217,166,077	–	–	217,166,077

Total	$1,049,312,932	$1,271,352,841	–	$2,320,665,773

See Notes to Financial Statements.
BLACKROCK FUNDS III	JUNE 30, 2011	63

Schedule of Investments June 30, 2011 (Unaudited)	LifePath 2040 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 56.3%
Active Stock Master Portfolio		$711,348,074
CoreAlpha Bond Master Portfolio		197,249,589

Total Master Portfolios		908,597,663

Exchange-Traded Funds – 43.7%
iShares Barclays TIPS Bond Fund(a)(b)	180,235	19,941,200
iShares Cohen & Steers Realty Majors Index Fund(a)(b)	720,788	52,264,338
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	2,256,047	70,817,315
iShares MSCI Canada Index Fund(a)(b)	1,070,096	33,889,940
iShares MSCI EAFE Index Fund(a)(b)	4,029,434	242,330,161
iShares MSCI EAFE Small Cap Index Fund(a)(b)	781,628	34,102,430
iShares MSCI Emerging Markets Index Fund(a)(b)	2,002,499	95,318,952
iShares S&P MidCap 400 Index Fund(a)	1,122,517	109,669,911
iShares S&P SmallCap 600 Index Fund(a)(b)	644,646	47,265,445

Total Exchange-Traded Funds (Cost – $577,655,499*)		705,599,692

Money Market Funds – 16.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.16%(a)(c)(d)	235,892,418	235,892,418
BlackRock Cash Funds: Prime, SL Agency Shares,
0.17%(a)(c)(d)	33,863,481	33,863,481

Total Money Market Funds (Cost – $269,755,899*)		269,755,899

Total Affiliated Investment Companies – 116.7%		1,883,953,254
Liabilities in Excess of Other Assets – (16.7)%		(269,061,294)

Net Assets – 100.0%		$1,614,891,960

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$878,879,366

Gross unrealized appreciation	$127,944,193
Gross unrealized depreciation	(31,467,968)

Net unrealized appreciation	$96,476,225

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	139,976,764	95,915,654	[1]	–	235,892,418	$235,892,418	–	$302,558
BlackRock Cash Funds: Prime, SL Agency Shares	22,015,363	11,848,118	[1]	–	33,863,481	$33,863,481	–	$44,265
iShares Barclays TIPS Bond Fund	150,344	29,891		–	180,235	$19,941,200	–	$472,116
iShares Cohen & Steers Realty Majors Index Fund	693,309	49,497		(22,018)	720,788	$52,264,338	$(222,199)	$701,422
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,156,480	127,882		(28,315)	2,256,047	$70,817,315	$(141,547)	$2,030,959
iShares MSCI Canada Index Fund	949,552	120,544		–	1,070,096	$33,889,940	–	$208,128
iShares MSCI EAFE Index Fund	3,659,166	375,548		(5,280)	4,029,434	$242,330,161	$(58,557)	$4,533,788
iShares MSCI EAFE Small Cap Index Fund	687,000	94,628		–	781,628	$34,102,430	–	$407,754
iShares MSCI Emerging Markets Index Fund	1,807,304	195,195		–	2,002,499	$95,318,952	–	$904,599
iShares S&P MidCap 400 Index Fund	1,012,776	116,124		(6,383)	1,122,517	$109,669,911	$123,782	$503,477
iShares S&P SmallCap 600 Index Fund	549,842	94,804		–	644,646	$47,265,445	–	$168,904

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.
64	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (concluded)	LifePath 2040 Master Portfolio

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$908,597,663	–	$908,597,663
Exchange-Traded Funds	$705,599,692	–	–	705,599,692
Money Market Funds	269,755,899	–	–	269,755,899

Total	$975,355,591	$908,597,663	–	$1,883,953,254

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	65

Schedule of Investments June 30, 2011 (Unaudited)	LifePath 2050 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 51.6%
Active Stock Master Portfolio		$80,861,243
CoreAlpha Bond Master Portfolio		4,105,768

Total Master Portfolios		84,967,011

Exchange-Traded Funds – 48.2%
iShares Cohen & Steers Realty Majors Index Fund(a)	89,034	6,455,855
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	284,974	8,945,334
iShares MSCI Canada Index Fund(a)(b)	121,959	3,862,441
iShares MSCI EAFE Index Fund(a)(b)	459,236	27,618,453
iShares MSCI EAFE Small Cap Index Fund(a)(b)	89,082	3,886,648
iShares MSCI Emerging Markets Index Fund(a)(b)	229,501	10,924,248
iShares S&P MidCap 400 Index Fund(a)	126,427	12,351,918
iShares S&P SmallCap 600 Index Fund(a)(b)	72,306	5,301,475

Total Exchange-Traded Funds (Cost – $67,929,204*)		79,346,372

Money Market Funds – 17.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.16%(a)(c)(d)	25,794,432	25,794,432
BlackRock Cash Funds: Prime, SL Agency Shares,
0.17%(a)(c)(d)	3,647,726	3,647,726

Total Money Market Funds (Cost – $29,442,158*)		29,442,158

Total Affiliated Investment Companies – 117.7%		193,755,541
Liabilities in Excess of Other Assets – (17.7)%		(29,161,970)

Net Assets – 100.0%		$164,593,571

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$99,608,827

Gross unrealized appreciation	$11,417,168
Gross unrealized depreciation	(2,237,465)

Net unrealized appreciation	$9,179,703

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 31, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	11,027,847	14,766,585	[1]	–	25,794,432	$25,794,432	–	$26,409
BlackRock Cash Funds: Prime, SL Agency Shares	1,709,851	1,938,875	[1]	–	3,647,726	$3,647,726	–	$3,795
iShares Cohen & Steers Realty Majors Index Fund	67,805	21,229		–	89,034	$6,455,855	–	$82,683
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	211,207	73,767		–	284,974	$8,945,334	–	$240,700
iShares MSCI Canada Index Fund	85,268	36,691		–	121,959	$3,862,441	–	$24,252
iShares MSCI EAFE Index Fund	326,243	132,993		–	459,236	$27,618,453	–	$510,584
iShares MSCI EAFE Small Cap Index Fund	62,233	26,849		–	89,082	$3,886,648	–	$47,746
iShares MSCI Emerging Markets Index Fund	160,758	68,743		–	229,501	$10,924,248	–	$103,943
iShares S&P MidCap 400 Index Fund	86,290	40,137		–	126,427	$12,351,918	–	$52,810
iShares S&P SmallCap 600 Index Fund	47,346	24,960		–	72,306	$5,301,475	–	$17,733

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

66	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (concluded)	LifePath 2050 Master Portfolio

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$84,967,011	–	$84,967,011
Exchange Traded Funds	$79,346,372	–	–	79,346,372
Money Market Funds	29,442,158	–	–	29,442,158

Total	$108,788,530	$84,967,011	–	$193,755,541

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	67

Schedule of Investments June 30, 2011 (Unaudited)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary – 11.1%
Auto Components – 0.0%
Autoliv, Inc.(a)	14	$1,098
Lear Corp.	10,734	574,055

		575,153

Automobiles – 0.4%
General Motors Co.(b)	338,249	10,269,240

Diversified Consumer Services – 0.2%
Apollo Group, Inc., Class A(b)	93,058	4,064,774
Hillenbrand, Inc.(a)	41,502	981,522

		5,046,296

Hotels, Restaurants & Leisure – 1.9%
McDonald’s Corp.	441,514	37,228,460
Panera Bread Co., Class A(b)	9,704	1,219,405
Penn National Gaming, Inc.(b)	111,290	4,489,438
Wynn Resorts Ltd.	34,079	4,891,700

		47,829,003

Household Durables – 0.7%
Harman International Industries, Inc.	11	501
NVR, Inc.(b)	18,886	13,701,415
Whirlpool Corp.(a)	54,125	4,401,445

		18,103,361

Internet & Catalog Retail – 0.9%
Amazon.com, Inc.(b)	11,628	2,377,810
priceline.com, Inc.(a)(b)	42,381	21,696,105

		24,073,915

Leisure Equipment & Products – 0.2%
Polaris Industries, Inc.	42,927	4,772,195

Media – 3.2%
Cablevision Systems Corp.(a)	64,928	2,351,043
Comcast Corp., Class A	171,601	4,348,369
DIRECTV, Class A(b)	213,268	10,838,280
Discovery Communications, Inc.(b)	210,186	8,609,219
Liberty Media Corp. – Starz(b)	37,118	2,792,758
Pandora Media, Inc.(a)(b)	20,241	382,757
Scripps Networks Interactive, Inc., Class A(a)	113,859	5,565,428
Time Warner Cable, Inc.(a)	156,522	12,214,977
Time Warner, Inc.	570,308	20,742,102
Viacom, Inc., Class B	291,077	14,844,927
The Washington Post Co., Class B	410	171,769

		82,861,629

Multiline Retail – 0.4%
Big Lots, Inc.(b)	60,404	2,002,393
Family Dollar Stores, Inc.	27,739	1,457,962
Sears Holdings Corp.(a)(b)	12,237	874,211
Target Corp.	148,775	6,979,035

		11,313,601

Specialty Retail – 1.7%
Advance Auto Parts, Inc.(a)	17,187	1,005,268
Aeropostale, Inc.(a)(b)	171,452	3,000,410
AutoZone, Inc.(b)	53,240	15,697,814
Bed Bath & Beyond, Inc.(b)	86,967	5,076,264
PetSmart, Inc.	21,038	954,494
Ross Stores, Inc.(a)	43,934	3,519,992
Signet Jewelers Ltd.(b)	30,327	1,419,607
Staples, Inc.(a)	804,979	12,718,668

		43,392,517

Textiles, Apparel & Luxury Goods – 1.5%
Coach, Inc.(a)	113,807	7,275,681
Deckers Outdoor Corp.(a)(b)	64,232	5,661,408
NIKE, Inc., Class B	296,874	26,712,723

		39,649,812

Total Consumer Discretionary		287,886,722

Consumer Staples – 10.8%
Beverages – 2.7%
Brown-Forman Corp., Class B	3,543	264,627
The Coca-Cola Co.	638,888	42,990,774
Hansen Natural Corp.(b)	310,236	25,113,604

		68,369,005

Food & Staples Retailing – 1.6%
BJ’s Wholesale Club, Inc.(b)	21,791	1,097,177
Costco Wholesale Corp.(a)	341,517	27,744,841
The Kroger Co.(a)	464,029	11,507,919

		40,349,937

Food Products – 0.6%
The Hershey Co.	91,220	5,185,857
The J.M. Smucker Co.	23,184	1,772,185
Tyson Foods, Inc., Class A(a)	474,170	9,208,382

		16,166,424

Household Products – 0.5%
Colgate-Palmolive Co.	19,316	1,688,411
The Procter & Gamble Co.	184,996	11,760,196

		13,448,607

Personal Products – 3.1%
The Estee Lauder Cos., Inc., Class A(a)	261,380	27,494,562
Herbalife Ltd.	436,482	25,158,822
Mead Johnson Nutrition Co.(a)	416,072	28,105,664

		80,759,048

Tobacco – 2.3%
Lorillard, Inc.	84,261	9,173,495
Philip Morris International, Inc.	744,856	49,734,035

		58,907,530

Total Consumer Staples		278,000,551

Energy – 11.5%
Energy Equipment & Services – 1.3%
Baker Hughes, Inc.	21,909	1,589,717
Core Laboratories N.V.(a)	20,829	2,323,267
Dresser-Rand Group, Inc.(a)(b)	68,728	3,694,130
Halliburton Co.	32,123	1,638,273
McDermott International, Inc.(b)	19,284	382,016
National Oilwell Varco, Inc.	186,035	14,549,797
Oceaneering International, Inc.(a)	18,744	759,132
SEACOR Holdings, Inc.	94,814	9,477,607

		34,413,939

Oil, Gas & Consumable Fuels – 10.2%
Alpha Natural Resources, Inc.(b)	131,542	5,977,269
Anadarko Petroleum Corp.(a)	288,533	22,147,793

See Notes to Financial Statements.

68	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy (concluded)
Oil, Gas & Consumable Fuels (concluded)
Apache Corp.	11,848	$1,461,925
Arch Coal, Inc.	87,332	2,328,271
Chevron Corp.	241,007	24,785,160
ConocoPhillips	629,110	47,302,781
Devon Energy Corp.	95,467	7,523,754
Energy Partners Ltd.(b)	115,620	1,712,332
Exxon Mobil Corp.	1,334,566	108,606,981
Hess Corp.	88,454	6,612,821
Marathon Oil Corp.	203,271	10,708,316
Noble Energy, Inc.	104,012	9,322,596
Peabody Energy Corp.	31,511	1,856,313
Solazyme, Inc.(b)	5,702	130,975
Whiting Petroleum Corp.(b)	165,258	9,404,833
The Williams Cos., Inc.	119,265	3,607,766

		263,489,886

Total Energy		297,903,825

Financials – 15.9%
Capital Markets – 2.2%
Ameriprise Financial, Inc.	190,224	10,972,120
The Goldman Sachs Group, Inc.	238,303	31,715,746
Morgan Stanley	83,055	1,911,096
T Rowe Price Group, Inc.	215,004	12,973,342

		57,572,304

Commercial Banks – 2.7%
BOK Financial Corp.(a)	9,879	541,073
City National Corp.	241,425	13,097,306
Commerce Bancshares, Inc.(a)	75,606	3,251,058
Cullen/Frost Bankers, Inc.(a)	33,159	1,885,089
First Citizens Bancshares, Inc., Class A	904	169,247
Huntington Bancshares, Inc.	115,193	755,666
M&T Bank Corp.(a)	226,278	19,901,150
Marshall & Ilsley Corp.	2,585	20,603
SVB Financial Group(b)	28,833	1,721,618
SunTrust Banks, Inc.	438,173	11,304,863
U.S. Bancorp	348,364	8,886,766
Wells Fargo & Co.	300,408	8,429,449

		69,963,888

Consumer Finance – 1.0%
Capital One Financial Corp.(a)	513,885	26,552,438

Diversified Financial Services – 5.0%
Bank of America Corp.	2,853,808	31,277,736
CME Group, Inc.(a)	67,262	19,612,926
Citigroup, Inc.	70,362	2,929,874
JPMorgan Chase & Co.	1,447,836	59,274,406
The NASDAQ OMX Group, Inc.(b)	622,257	15,743,102
NYSE Euronext	36,939	1,265,899

		130,103,943

Insurance – 4.1%
ACE Ltd.	445,277	29,308,132
Allied World Assurance Co. Holdings Ltd.	208,978	12,032,953
Aspen Insurance Holdings Ltd.	226,229	5,820,872
Assurant, Inc.	148,942	5,402,126
Axis Capital Holdings Ltd.	218,604	6,767,980
Berkshire Hathaway, Inc., Class B(b)	34,324	2,656,334
Chubb Corp.	161,294	10,098,617
Endurance Specialty Holdings Ltd.(a)	53,219	2,199,541
Everest Re Group Ltd.	5	409
The Hanover Insurance Group, Inc.	111,488	4,204,213
Transatlantic Holdings, Inc.	28,708	1,406,979
The Travelers Cos., Inc.	392,709	22,926,352
White Mountains Insurance Group Ltd.	1	420
XL Group Plc	68,357	1,502,487

		104,327,415

Real Estate Investment Trusts (REITs) – 0.8%
Public Storage	26,230	2,990,482
Rayonier, Inc.(a)	186,914	12,214,830
Ventas, Inc.	33,744	1,778,646
Vornado Realty Trust	43,136	4,019,413

		21,003,371

Real Estate Management & Development – 0.1%
The Howard Hughes Corp.(b)	9,185	597,392
Jones Lang LaSalle, Inc.(a)	12,440	1,173,092

		1,770,484

Total Financials		411,293,843

Health Care – 11.8%
Biotechnology – 2.1%
Alexion Pharmaceuticals, Inc.(b)	108,228	5,089,963
Amgen, Inc.(b)	369,495	21,560,033
Biogen Idec, Inc.(b)	77,077	8,241,073
Celgene Corp.(b)	205,970	12,424,110
Cephalon, Inc.(b)	15,708	1,255,069
United Therapeutics Corp.(b)	124,659	6,868,711

		55,438,959

Health Care Equipment & Supplies – 1.8%
CareFusion Corp.(b)	362,155	9,839,751
Intuitive Surgical, Inc.(b)	72,501	26,978,347
St. Jude Medical, Inc.(a)	23,958	1,142,318
Stryker Corp.	146,282	8,585,291

		46,545,707

Health Care Providers & Services – 2.2%
AMERIGROUP Corp.(b)	24,726	1,742,441
Cardinal Health, Inc.	70,271	3,191,709
Express Scripts, Inc.(a)(b)	183,161	9,887,031
Humana, Inc.(a)	35,288	2,842,095
Medco Health Solutions, Inc.(b)	408,248	23,074,177
Quest Diagnostics, Inc.(a)	57,191	3,379,988
WellPoint, Inc.	175,200	13,800,504

		57,917,945

Life Sciences Tools & Services – 0.7%
Mettler-Toledo International, Inc.(b)	9,679	1,632,557
PerkinElmer, Inc.(a)	36,928	993,732
Thermo Fisher Scientific, Inc.(b)	230,324	14,830,562
Waters Corp.(b)	9,813	939,497

		18,396,348

Pharmaceuticals – 5.0%
Abbott Laboratories	125,239	6,590,076
Allergan, Inc.(a)	247,491	20,603,626
Bristol-Myers Squibb Co.	1,150,621	33,321,984
Johnson & Johnson(a)	192,476	12,803,504
Medicis Pharmaceutical Corp., Class A(a)	56,347	2,150,765
Merck & Co., Inc.	833,125	29,400,981

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	69

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care (concluded)
Pharmaceuticals (concluded)
Pfizer, Inc.	453,031	$9,332,439
Warner Chilcott PLC, Class A	575,239	13,880,517

		128,083,892

Total Health Care		306,382,851

Industrials – 9.2%
Aerospace & Defense – 2.2%
Alliant Techsystems, Inc.	138,830	9,902,744
General Dynamics Corp.	218,624	16,291,860
Huntington Ingalls Industries, Inc.(b)	54,508	1,880,526
Lockheed Martin Corp.	2,267	183,559
Northrop Grumman Corp.(a)	428,290	29,701,912

		57,960,601

Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.(a)	180,383	14,221,396
Expeditors International of Washington, Inc.(a)	24,453	1,251,749

		15,473,145

Airlines – 0.1%
Copa Holdings SA(a)	19,599	1,308,037

Construction & Engineering – 0.2%
Jacobs Engineering Group, Inc.(b)	8,788	380,081
URS Corp.(b)	117,285	5,247,331

		5,627,412

Electrical Equipment – 0.5%
Emerson Electric Co.	209,552	11,787,300

Industrial Conglomerates – 1.1%
General Electric Co.	1,134,752	21,401,423
Tyco International Ltd.	161,526	7,984,230

		29,385,653

Machinery – 3.1%
AGCO Corp.(b)	181,947	8,980,904
Caterpillar, Inc.	266,624	28,384,791
Cummins, Inc.	286,131	29,611,697
Donaldson Co., Inc.	14,833	900,066
Eaton Corp.	61,478	3,163,043
Harsco Corp.(a)	77,213	2,517,144
Parker Hannifin Corp.	59,017	5,296,186
Timken Co.	7,093	357,487

		79,211,318

Professional Services – 0.6%
Manpower, Inc.	259,168	13,904,363
Verisk Analytics, Inc., Class A(b)	26,700	924,354

		14,828,717

Road & Rail – 0.3%
Union Pacific Corp.	79,557	8,305,751

Trading Companies & Distributors – 0.5%
W.W. Grainger, Inc.(a)	35,614	5,472,091
WESCO International, Inc.(a)(b)	142,944	7,731,841

		13,203,932

Total Industrials		237,091,866

Information Technology – 17.8%
Communications Equipment – 2.1%
ADTRAN, Inc.(a)	29,714	1,150,229
Cisco Systems, Inc.	2,008,352	31,350,375
F5 Networks, Inc.(b)	31,410	3,462,952
Harris Corp.(a)	49,561	2,233,219
QUALCOMM, Inc.	276,586	15,707,319

		53,904,094

Computers & Peripherals – 4.4%
Apple, Inc.(b)	267,271	89,714,856
International Business Machines Corp.(a)	100,987	17,324,320
NetApp, Inc.(b)	156,560	8,263,237

		115,302,413

Electronic Equipment, Instruments & Components – 0.1%
Agilent Technologies, Inc.(b)	35,088	1,793,348
Corning, Inc.	18,121	328,896

		2,122,244

Internet Software & Services – 2.6%
AOL, Inc.(b)	16,171	321,156
The Active Network, Inc.(a)(b)	90,580	1,594,208
Akamai Technologies, Inc.(b)	205,910	6,479,988
Google, Inc., Class A(b)	82,285	41,667,478
IAC/InterActiveCorp(b)	421,753	16,098,312

		66,161,142

IT Services – 1.9%
Accenture Plc, Class A	178,611	10,791,676
Amdocs Ltd.(b)	139,589	4,242,110
Broadridge Financial Solutions, Inc.	175,732	4,229,869
Cognizant Technology Solutions Corp., Class A(b)	239,414	17,558,623
Computer Sciences Corp.(a)	339,922	12,903,439

		49,725,717

Office Electronics – 0.2%
Xerox Corp.	469,613	4,888,671

Semiconductors & Semiconductor Equipment – 2.2%
Altera Corp.	614,762	28,494,219
Analog Devices, Inc.	43,683	1,709,753
Avago Technologies Ltd.	209,520	7,961,760
Intel Corp.(a)	635,905	14,091,655
KLA-Tencor Corp.(a)	95,984	3,885,432
Lam Research Corp.(b)	27,195	1,204,194

		57,347,013

Software – 4.3%
Autodesk, Inc.(b)	196,234	7,574,633
Intuit, Inc.(b)	371,578	19,270,035
MICROS Systems, Inc.(b)	114,865	5,709,939
Microsoft Corp.	550,991	14,325,766
Oracle Corp.	1,540,211	50,688,344
VMware, Inc., Class A(b)	139,904	14,022,578

		111,591,295

Total Information Technology		461,042,589

Materials – 3.2%
Chemicals – 1.2%
Airgas, Inc.	22	1,541
Albemarle Corp.	33,641	2,327,957
CF Industries Holdings, Inc.	3,101	439,319

See Notes to Financial Statements.

70	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Materials (concluded)
Chemicals (concluded)
Cabot Corp.	8,922	$355,720
LyondellBasell Industries NV, Class A	355,486	13,693,321
The Mosaic Co.	180,854	12,249,241

		29,067,099

Containers & Packaging – 1.0%
Ball Corp.(a)	557,639	21,446,796
Crown Holdings, Inc.(b)	100,014	3,882,543
Owens-Illinois, Inc.(b)	40,549	1,046,570

		26,375,909

Metals & Mining – 1.0%
Alcoa, Inc.	266,017	4,219,030
Newmont Mining Corp.	102,998	5,558,802
Southern Copper Corp.	422,127	13,875,315
Walter Energy, Inc.(a)	21,964	2,543,431

		26,196,578

Total Materials		81,639,586

Telecommunication Services – 2.3%
Diversified Telecommunication Services – 2.3%
AT&T, Inc.(a)	429,614	13,494,176
Verizon Communications, Inc.(a)	1,263,840	47,052,763

		60,546,939

Total Telecommunication Services		60,546,939

Utilities – 3.1%
Electric Utilities – 1.1%
American Electric Power Co., Inc.	1	38
Entergy Corp.(a)	24,234	1,654,697
IDACORP, Inc.(a)	56,678	2,238,781
ITC Holdings Corp.(a)	25,483	1,828,915
Northeast Utilities(a)	268,894	9,457,002
Pepco Holdings, Inc.(a)	157,587	3,093,433
Pinnacle West Capital Corp.(a)	213,479	9,516,894

		27,789,760

Gas Utilities – 0.9%
Atmos Energy Corp.(a)	23,806	791,550
EQT Corp.	19,007	998,248
Energen Corp.	47,053	2,658,494
National Fuel Gas Co.	4,070	296,296
Nicor, Inc.	9,045	495,123
Oneok, Inc.(a)	192,452	14,243,373
UGI Corp.	112,332	3,582,267

		23,065,351

Independent Power Producers & Energy Traders – 0.3%
Constellation Energy Group, Inc.(a)	241,307	9,160,014

Multi-Utilities – 0.8%
CMS Energy Corp.	332,828	6,553,383
DTE Energy Co.	84,039	4,203,631
NiSource, Inc.(a)	141,131	2,857,903
OGE Energy Corp.(a)	22,195	1,116,852
Sempra Energy(a)	72,230	3,819,522
Wisconsin Energy Corp.(a)	40,039	1,255,223

		19,806,514

Total Utilities		79,821,639

Rights
Health Care – 0.0%
Sanofi(b)	21	50,135

Total Long-Term Investments (Cost – $2,244,899,434) – 96.7%		2,501,660,546

Short-Term Securities
Money Market Funds – 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.16%(c)(d)(e)	209,039,492	209,039,492
BlackRock Cash Funds: Prime, SL Agency Shares,
0.17%(c)(d)(e)	24,160,506	24,160,506

		233,199,998

	Par (000)
U.S. Treasury Obligations – 0.2%
U.S. Treasury Bill,
0.02%, 9/22/11(f)(g)	$5,722	5,721,668

Total Short-Term Securities (Cost – $238,921,800) – 9.2%		238,921,666

Total Investments (Cost – $2,483,821,234*) – 105.9%		2,740,582,212
Liabilities in Excess of Other Assets – (5.9)%		(152,699,094)

Net Assets – 100.0%		$2,587,883,118

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,579,905,817

Gross unrealized appreciation	$291,956,814
Gross unrealized depreciation	(131,280,419)

Net unrealized appreciation	$160,676,395

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.
(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at June 30, 2011	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	259,245,739	(50,206,247)	209,039,492	$788,125
BlackRock Cash Funds: Prime, SL Agency Shares	34,372,877	(10,212,371)	24,160,506	$109,489

(d)	Represents the current yield as of report date.
(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.
(f)	Rate shown is the yield to maturity as of the date of purchase.
(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	71

Schedule of Investments (concluded)	Active Stock Master Portfolio

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
802	S&P 500 Index	Chicago	September 2011	$52,751,550	$1,627,015

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$2,501,610,411	–	–	$2,501,610,411
Rights	50,135	–	–	50,135
Short-Term Securities:
Money Market Funds	233,199,998	–	–	233,199,998
U.S. Treasury Obligations	–	$5,721,668	–	5,721,668

Total	$2,734,860,544	$5,721,668	–	$2,740,582,212

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest Rate Contracts	$1,627,015	–	–	$1,627,015

[1]	See above Schedule of Investments for values in each sector and industry.
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

72	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
ACE Securities Corp., Series 2005-AG1,
Class A2D, 0.55%, 8/25/35(a)	$4,192	$3,758,477
AH Mortgage Advance Trust, Series SART-1,
Class A1, 2.63%, 5/10/42(b)	7,400	7,418,500
Access Group, Inc.:
1.22%, 9/25/37(a)	4,000	3,760,000
Series 2004-A, Class A2, 0.53%,
4/25/29(a)	4,714	4,509,903
Accredited Mortgage Loan Trust, Series 2005-3,
Class A2D, 0.56%, 9/25/35(a)	3,300	2,986,510
American General Mortgage Loan Trust, Series 2010-1A,
Class A1, 5.15%, 3/25/58(a)(b)	6,276	6,462,542
AmeriCredit Automobile Receivables Trust:
Series 2006-RM, Class A3, 5.53%,
1/06/14	4,114	4,117,685
Series 2007-CM, Class A4A, 5.55%,
4/07/14	4,463	4,577,652
Series 2011-1, Class D, 4.26%,
2/08/17	700	703,383
Ameriquest Mortgage Securities, Inc.:
Series 2005-R6, Class A2, 0.39%,
8/25/35(a)	821	780,884
Series 2005-R9, Class AF6, 5.21%,
11/25/35	5,090	5,220,873
Series 2006-R1, Class A2C, 0.38%,
3/25/36(a)	1,773	1,755,539
Asset Backed Funding Corp. Certificates:
Series 2005-HE2, Class M1, 0.67%,
6/25/35(a)	446	439,286
Series 2005-OPT1, Class A1SS, 0.43%,
7/25/35(a)	1,029	985,939
Series 2006-HE1, Class A2A, 0.25%,
1/25/37(a)	107	107,092
Series 2006-OPT2, Class A3B, 0.30%,
10/25/36(a)	226	225,083
Bank of America Credit Card Trust, Series 2007-C1,
Class C1, 0.48%, 6/16/14(a)	2,300	2,295,910
BNC Mortgage Loan Trust, Series 2007-4,
Class A3A, 0.44%, 11/25/37(a)	2,518	2,450,341
Bear Stearns Asset Backed Securities Trust:
Series 2005-HE12, Class 1A3, 0.58%,
12/25/35(a)	2,898	2,473,510
Series 2005-HE9, Class M1, 0.70%,
10/25/35(a)	541	492,046
Series 2007-HE3, Class 1A1, 0.31%,
4/25/37(a)	3,834	3,729,568
Capital One Auto Finance Trust:
Series 2007-A, Class A4, 0.21%,
11/15/13(a)	771	768,332
Series 2007-B, Class A4, 0.22%,
4/15/14(a)	2,764	2,758,413
Capital One Multi-Asset Execution Trust:
Series 2006-C2, Class C, 0.49%,
6/16/14(a)	6,365	6,359,317
Series 2007-C2, Class C2, 0.49%,
11/17/14(a)	3,200	3,187,376
Carrington Mortgage Loan Trust, Series 2007-FRE1,
Class A1, 0.31%, 2/25/37(a)	1,337	1,273,630
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2003-5, Class 1A4, 4.40%, 2/25/30	552	549,417
Chesapeake Funding LLC, Series 2009-1,
Class A, 2.19%, 12/15/20(a)(b)	8,791	8,829,735
Citibank Credit Card Issuance Trust:
Series 2002-C2, Class C2, 6.95%,
2/18/14	6,000	6,216,487
Series 2004-C1, Class C1, 0.84%,
7/15/13(a)	3,700	3,699,771
Series 2008-C6, Class C6, 6.30%,
6/20/14	2,200	2,307,476
Citigroup Mortgage Loan Trust, Inc.:
Series 2005-SHL1, Class A, 0.64%,
7/25/44(a)(b)	2,018	1,769,376
Series 2007-WFH4, Class A2A, 1.09%,
7/25/37(a)	296	290,598
Countrywide Asset-Backed Certificates:
Series 2004-AB2, Class A3, 0.60%,
5/25/36(a)	1,884	1,763,112
Series 2005-3, Class MV2, 0.64%,
8/25/35(a)	3,000	2,747,658
Series 2005-4, Class MV1, 0.65%,
10/25/35(a)	5,405	5,248,912
Series 2005-AB1, Class A3, 0.49%,
8/25/35(a)	2,500	2,182,252
Series 2006-15, Class A2, 5.68%,
10/25/46(a)	3,487	3,404,381
Series 2006-20, Class 2A2, 0.31%,
4/25/47(a)	3,693	3,507,466
Series 2006-22, Class 2A2, 0.30%,
5/25/47(a)	4,583	4,405,825
Series 2006-25, Class 2A1, 0.26%,
6/25/47(a)	287	284,551
Series 2006-25, Class 2A2, 0.31%,
6/25/47(a)	5,500	4,890,748
Series 2007-10, Class 2A1, 0.24%,
6/25/47(a)	1,499	1,437,775
Series 2007-4, Class A1B, 5.81%,
9/25/37	850	839,427
Series 2007-5, Class 2A1, 0.29%,
9/25/47(a)	1,409	1,387,576
Series 2007-6, Class 2A1, 0.29%,
9/25/37(a)	1,948	1,913,857
Series 2007-7, Class 2A1, 0.27%,
10/25/47(a)	168	165,535
Series 2007-8, Class 2A1, 0.25%,
11/25/37(a)	2,543	2,457,020
Credit-Based Asset Servicing & Securitization LLC, Series 2007-SP2,
Class A1, 0.34%, 3/25/46(a)(b)	323	321,766

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	73

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2004-FF10, Class A3, 0.73%,
9/25/34(a)	$291	$275,642
Series 2005-FF10, Class A4, 0.51%,
11/25/35(a)	2,151	1,776,874
Series 2005-FF4, Class M1, 0.62%,
5/25/35(a)	2,258	1,703,613
GE-WMC Mortgage Securities LLC, Series 2005-1,
Class A2C, 0.55%, 10/25/35(a)	1,931	1,745,319
GMAC Mortgage Corp. Loan Trust, Series 2006-HLTV,
Class A3, 5.59%, 10/25/29	502	492,431
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A,
Class A, 3.72%, 3/15/23(b)	5,900	5,944,250
GSAA Home Equity Trust, Series 2005-12,
Class AF3W, 5.00%, 9/25/35(a)	5,369	5,032,344
GSAMP Trust, Series 2007-HE2,
Class A2A, 0.31%, 3/25/47(a)	960	921,542
HSI Asset Securitization Corp. Trust, Series 2006-OPT1,
Class 2A3, 0.38%, 12/25/35(a)	4,460	3,689,772
Helios Finance LP, Series 2007-S1,
Class B1, 0.89%, 10/20/14(a)(b)	1,934	1,925,714
Home Equity Asset Trust:
Series 2005-2, Class M2, 0.67%,
7/25/35(a)	4,200	3,916,294
Series 2006-1, Class 2A4, 0.52%,
4/25/36(a)	4,200	3,577,232
IndyMac Residential Asset Backed Trust, Series 2007-A,
Class 2A1, 0.32%, 4/25/47(a)	1,283	1,269,734
JPMorgan Mortgage Acquisition Corp.:
Series 2006-CH1, Class A3, 0.29%,
7/25/36(a)	5,218	5,090,998
Series 2007-CH5, Class A2, 0.24%,
5/25/37(a)	6,370	6,128,085
Keycorp Student Loan Trust:
Series 2004-A, Class 2A2, 0.57%,
10/28/41(a)	4,978	4,702,587
Series 2006-A, Class 2A2, 0.33%,
6/27/25(a)	1,834	1,807,147
Lehman XS Trust:
Series 2005-5N, Class 3A3B, 0.58%,
11/25/35(a)	615	591,391
Series 2006-GP4, Class 3A1A, 0.26%,
8/25/46(a)	0	111
Long Beach Mortgage Loan Trust, Series 2005-WL1,
Class M2, 0.74%, 6/25/35(a)	1,853	1,625,303
MASTR Asset Backed Securities Trust:
Series 2006-AB1, Class A2, 0.42%,
2/25/36(a)	3,672	3,157,275
Series 2006-AM1, Class A2, 0.32%,
1/25/36(a)	105	104,436
Series 2007-HE1, Class A1, 0.27%,
5/25/37(a)	1,583	1,513,453
Morgan Stanley Capital, Inc., Series 2006,
Class A3, 0.38%, 12/25/35(a)	1,545	1,519,530
Morgan Stanley Home Equity Loan Trust:
Series 2005-1, Class M2, 0.66%,
12/25/34(a)	4,711	4,331,732
Series 2006-1, Class A2B, 0.39%,
12/25/35(a)	696	681,373
National Collegiate Student Loan Trust, Series 2005-1,
Class A3, 0.33%, 10/26/26(a)	5,531	5,374,976
Nationstar Home Equity Loan Trust, Series 2006-B,
Class AV2, 0.32%, 9/25/36(a)	3,690	3,568,537
New Century Home Equity Loan Trust:
Series 2005-3, Class A2D, 0.57%,
7/25/35(a)	6,586	6,382,192
Series 2005-3, Class M1, 0.67%,
7/25/35(a)	9,200	7,985,536
Series 2005-3, Class M2, 0.68%,
7/25/35(a)	1,500	1,162,118
Park Place Securities, Inc.:
Series 2004-MHQ1, Class M1, 0.89%,
12/25/34(a)	2,587	2,482,016
Series 2005-WCW3, Class A2C, 0.57%,
8/25/35(a)	8,000	7,322,345
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC3, Class M1, 0.64%,
8/25/35(a)	4,273	4,185,820
Series 2005-RS6, Class M1, 0.69%,
6/25/35(a)	4,300	3,501,473
Series 2005-RS8, Class A2, 0.48%,
10/25/33(a)	2,628	2,544,295
Residential Asset Securities Corp.:
Series 2005-AHL1, Class A2, 0.46%,
7/25/35(a)	627	619,230
Series 2005-AHL2, Class A2, 0.45%,
10/25/35(a)	688	654,487
Series 2005-EMX3, Class M1, 0.62%,
9/25/35(a)	1,000	926,922
Series 2006-KS1, Class A3, 0.41%,
2/25/36(a)	1,184	1,087,176
Series 2006-KS4, Class AI3, 0.34%,
6/25/36(a)	6,970	6,307,985
Series 2006-KS7, Class A2, 0.29%,
9/25/36(a)	133	132,221
Series 2007-KS3, Class AI1, 0.30%,
4/25/37(a)	1,238	1,222,025
Series 2007-KS4, Class A1, 0.29%,
5/25/37(a)	425	417,356
SG Mortgage Securities Trust, Series 2006-OPT2,
Class A3A, 0.24%, 10/25/36(a)	499	493,272
SLC Student Loan Trust:
Series 2006-A, Class A4, 0.40%,
1/15/19(a)	8,266	8,085,824
Series 2010-B, Class A2, 3.69%,
7/15/42(a)(b)	4,069	4,273,614

See Notes to Financial Statements.

74	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
SLM Student Loan Trust:
Series 2002-A, Class A2, 0.80%,
12/16/30(a)	$5,507	$5,243,295
Series 2009-C, Class A, 4.50%,
11/16/43(a)(b)	6,076	5,854,750
Series 2009-D, Class A, 3.50%,
8/17/43(a)(b)	2,792	2,797,549
Series 2010-A, Class 2A, 3.44%,
5/16/44(a)(b)	4,747	4,995,176
Santander Drive Auto Receivables Trust:
Series 2010-2, Class A2, 0.95%,
8/15/13	933	934,306
Series 2010-B, Class C, 3.02%,
10/17/16(b)	2,500	2,556,053
Saxon Asset Securities Trust, Series 2005-4,
Class A1A, 0.42%, 11/25/37(a)	2,480	2,232,170
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR5, Class A1A, 0.48%,
8/25/35(a)	666	661,283
Series 2006-OP1, Class A2C, 0.49%,
10/25/35(a)	3,533	3,049,952
Soundview Home Equity Loan Trust:
Series 2005-OPT4, Class 2A3, 0.45%,
12/25/35(a)	7,304	6,491,922
Series 2006-EQ1, Class A2, 0.30%,
10/25/36(a)	3,646	3,565,422
Series 2007-1, Class 2A1, 0.28%,
3/25/37(a)	2,224	2,134,555
Series 2007-OPT5, Class 2A1, 0.99%,
10/25/37(a)	84	83,660
Specialty Underwriting & Residential Finance:
Series 2005-BC3, Class M2, 0.69%,
6/25/36(a)	2,600	1,829,433
Series 2006-BC3, Class A2B, 0.28%,
6/25/37(a)	1,195	1,147,778
Structured Asset Investment Loan Trust:
Series 2005-1, Class A5, 0.54%,
2/25/35(a)(b)	1,439	1,420,088
Series 2005-11, Class A6, 0.41%,
1/25/36(a)	4,522	4,156,011
Series 2005-2, Class M1, 0.86%,
3/25/35(a)	4,500	3,906,778
Series 2005-6, Class M1, 0.67%,
7/25/35(a)	3,900	2,919,524
Structured Asset Securities Corp.:
Series 2006-BC5, Class A2, 0.24%,
12/25/36(a)	2,007	1,954,442
Series 2006-OPT1, Class A4, 0.35%,
4/25/36(a)	3,193	2,921,929
Terwin Mortgage Trust:
Series 2005-12AL, Class AF2, 4.65%,
7/25/36(a)	649	649,364
Series 2005-14HE, Class AF2, 4.85%,
8/25/36	4,124	4,074,185
Wachovia Auto Loan Owner Trust, Series 2007-1,
Class D, 5.65%, 2/20/13	2,600	2,606,577
Wheels SPV LLC, Series 2009-1,
Class A, 1.74%, 3/15/18(a)(b)	5,905	5,936,396

Total Asset-Backed Securities – 14.8%		340,594,712

Corporate Bonds
Aerospace & Defense – 0.3%
BE Aerospace, Inc.,
6.88%, 10/01/20	1,900	1,990,250
L-3 Communications Corp.,
Series B, 6.38%, 10/15/15	4,843	4,976,183

		6,966,433

Air Freight & Logistics – 0.1%
FedEx Corp.,
8.00%, 1/15/19	600	754,009
United Parcel Service, Inc.,
4.88%, 11/15/40	400	382,891

		1,136,900

Auto Components – 0.0%
Cooper US, Inc.:
2.38%, 1/15/16	350	351,602
3.88%, 12/15/20	300	300,372

		651,974

Automobiles – 0.1%
DaimlerChrysler North America Holding Corp.,
8.50%, 1/18/31	1,000	1,352,136

Beverages – 0.5%
Anheuser-Busch InBev Worldwide, Inc.,
6.38%, 1/15/40	1,400	1,593,217
Bottling Group LLC,
5.13%, 1/15/19	1,100	1,218,268
Diageo Finance BV,
3.25%, 1/15/15	2,000	2,090,446
Dr Pepper Snapple Group, Inc.:
2.35%, 12/21/12	1,000	1,019,728
2.90%, 1/15/16	1,250	1,264,947
PepsiCo, Inc.:
5.50%, 1/15/40	2,000	2,113,620
4.88%, 11/01/40	1,000	955,789

		10,256,015

Biotechnology – 0.5%
Amgen, Inc.:
2.30%, 6/15/16	800	793,086
6.40%, 2/01/39	900	1,003,343
Biogen Idec, Inc.,
6.88%, 3/01/18	3,500	4,087,338
Celgene Corp.,
3.95%, 10/15/20	4,000	3,861,248
Genentech, Inc.,
4.75%, 7/15/15	625	688,906

		10,433,921

Building Products – 0.0%
CRH America, Inc.,
6.00%, 9/30/16	800	878,135

Capital Markets – 1.2%
The Bear Stearns Cos., Inc.,
6.40%, 10/02/17	2,500	2,852,335
The Bear Stearns Cos., Inc./JPMorgan Chase & Co.,
5.70%, 11/15/14	3,600	3,976,096
Credit Suisse First Boston USA, Inc.:
5.13%, 1/15/14	1,400	1,518,014
4.88%, 1/15/15	900	970,520
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	1,500	1,616,810
6.15%, 4/01/18	1,500	1,632,514

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	75

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Capital Markets (concluded)
7.50%, 2/15/19	$1,200	$1,396,252
6.75%, 10/01/37	1,650	1,649,972
6.25%, 2/01/41	950	957,762
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	2,350	2,600,082
Morgan Stanley:
6.00%, 4/28/15	1,400	1,517,694
6.25%, 8/28/17	1,500	1,622,146
5.63%, 9/23/19	2,000	2,052,298
5.75%, 1/25/21	1,500	1,517,744
Series F, 5.95%, 12/28/17	850	913,790

		26,794,029

Chemicals – 0.5%
Eastman Chemical Co.:
3.00%, 12/15/15	2,300	2,334,652
5.50%, 11/15/19	3,016	3,233,113
Nalco Co.,
6.63%, 1/15/19(b)	3,500	3,587,500
PPG Industries, Inc.,
6.65%, 3/15/18	2,200	2,585,154

		11,740,419

Commercial Banks – 1.6%
American Express Bank FSB,
5.55%, 10/17/12	1,800	1,899,050
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13(b)	2,800	2,846,914
BNP Paribas/BNP Paribas LLC,
2.13%, 12/21/12(c)	4,000	4,040,836
Deutsche Bank AG/London,
2.38%, 1/11/13	3,500	3,550,673
HSBC Bank USA NA,
5.88%, 11/01/34	1,700	1,703,269
HSBC Holdings Plc:
5.25%, 12/12/12	3,000	3,164,403
6.50%, 9/15/37	700	722,423
JPMorgan Chase Bank NA,
Series BKNT, 6.00%, 10/01/17	800	889,018
The Royal Bank of Scotland Plc,
6.13%, 1/11/21	1,250	1,281,393
Wachovia Bank NA,
6.00%, 11/15/17	5,400	6,023,943
Wells Fargo & Co.:
5.25%, 10/23/12	7,700	8,124,208
4.60%, 4/01/21	3,300	3,318,322

		37,564,452

Communications Equipment – 0.3%
Motorola, Inc.,
8.00%, 11/01/11	4,600	4,701,793
Omnicom Group, Inc.,
4.45%, 8/15/20	2,700	2,678,346

		7,380,139

Consumer Finance – 0.6%
American Express Co.,
8.13%, 5/20/19	4,800	6,085,378
American Express Credit Co.,
2.75%, 9/15/15	2,600	2,599,225
Capital One Financial Corp.,
7.38%, 5/23/14	1,600	1,826,936
Caterpillar Financial Services Corp.,
7.05%, 10/01/18	3,000	3,662,946

		14,174,485

Containers & Packaging – 0.4%
Ball Corp.,
5.75%, 5/15/21	2,900	2,907,250
Crown Americas LLC and Crown Americas Capital Corp. II,
7.63%, 5/15/17	3,900	4,177,875
Sealed Air Corp.:
7.88%, 6/15/17	840	908,978
6.88%, 7/15/33(b)	2,000	1,761,382

		9,755,485

Diversified Financial Services – 1.7%
Associates Corp. of North America,
6.95%, 11/01/18	1,500	1,692,199
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,495,650
3.70%, 9/01/15(c)	1,000	1,008,135
5.65%, 5/01/18	1,500	1,581,497
5.49%, 3/15/19	1,500	1,502,852
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,522,581
6.38%, 8/12/14	1,400	1,548,015
6.13%, 11/21/17	1,000	1,104,454
8.50%, 5/22/19	1,600	1,983,448
8.13%, 7/15/39	600	750,821
General Electric Capital Corp.:
2.25%, 11/09/15	2,000	1,965,990
4.38%, 9/16/20(c)	4,000	3,954,156
4.63%, 1/07/21	1,600	1,609,418
5.30%, 2/11/21(c)	550	572,298
6.75%, 3/15/32	500	555,526
6.88%, 1/10/39	1,000	1,132,017
Genworth Global Funding Trusts,
5.75%, 5/15/13	1,000	1,048,244
JPMorgan Chase & Co.:
4.75%, 5/01/13	3,100	3,300,034
3.45%, 3/01/16	3,300	3,361,495
3.15%, 7/05/16	1,100	1,106,730
4.25%, 10/15/20(c)	2,500	2,445,837
SLM Corp.:
6.25%, 1/25/16	300	311,250
8.00%, 3/25/20	950	1,020,114

		39,572,761

Diversified Telecommunication Services – 1.9%
AT&T, Inc.:
4.95%, 1/15/13	1,500	1,590,033
6.55%, 2/15/39	2,000	2,193,660
5.35%, 9/01/40	1,231	1,166,823
BellSouth Corp.,
6.55%, 6/15/34	2,400	2,582,311
British Telecommunications Plc,
9.88%, 12/15/30	400	549,490
CenturyLink, Inc.:
6.15%, 9/15/19	100	100,576
7.60%, 9/15/39(c)	900	865,692
Embarq Corp.,
8.00%, 6/01/36	3,000	3,073,836
Frontier Communications Corp.:
7.88%, 4/15/15(c)	900	976,500
8.25%, 4/15/17	5,050	5,491,875
Qwest Corp.,
8.38%, 5/01/16	3,300	3,894,000
Telecom Italia Capital SA,
7.00%, 6/04/18	1,600	1,749,890
Telefonica Emisiones SAU,
5.86%, 2/04/13	3,600	3,817,606
Verizon Communications, Inc.:
8.75%, 11/01/18	2,000	2,602,210
6.90%, 4/15/38(c)	900	1,032,437
8.95%, 3/01/39	500	705,832
7.35%, 4/01/39	1,700	2,042,528
See Notes to Financial Statements.

76	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (concluded)
Virgin Media Secured Finance Plc:
6.50%, 1/15/18	$2,600	$2,850,250
5.25%, 1/15/21(b)	600	638,948
Windstream Corp.,
7.88%, 11/01/17	5,650	5,996,062

		43,920,559

Electric Utilities – 1.4%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,089,409
5.88%, 2/01/33	3,500	3,633,343
Duke Energy Corp.,
5.05%, 9/15/19	2,000	2,151,420
FirstEnergy Solutions Corp.,
6.05%, 8/15/21	1,200	1,291,259
Ipalco Enterprises, Inc.,
5.00%, 5/01/18(b)	850	830,326
MidAmerican Energy Holdings Co.,
5.75%, 4/01/18	6,550	7,365,305
Northern States Power Co,
5.25%, 7/15/35	2,500	2,527,642
Oncor Electric Delivery Co. LLC,
5.95%, 9/01/13	2,750	2,999,326
Pacific Gas & Electric Co.,
5.63%, 11/30/17	1,500	1,702,722
PacifiCorp,
5.50%, 1/15/19	1,300	1,460,811
Progress Energy, Inc.:
4.88%, 12/01/19	3,100	3,290,021
4.40%, 1/15/21(c)	3,700	3,740,752
Southern Co.,
4.15%, 5/15/14	900	964,116

		33,046,452

Electronic Equipment, Instruments & Components – 0.2%
Corning, Inc.,
4.25%, 8/15/20	600	602,319
Tyco Electronics Group SA,
6.55%, 10/01/17	2,900	3,416,919

		4,019,238

Food & Staples Retailing – 0.1%
Wal-Mart Stores, Inc.,	1,700	1,586,668

4.88%, 7/08/40
Food Products – 0.7%
General Mills, Inc.,
5.65%, 2/15/19	1,400	1,580,724
HJ Heinz Finance Co.,
7.13%, 8/01/39(b)	1,400	1,662,307
Hershey Co. (The),
4.13%, 12/01/20	1,550	1,585,895
Kellogg Co.:
5.13%, 12/03/12	2,300	2,438,023
4.45%, 5/30/16	100	109,097
3.25%, 5/21/18(c)	1,550	1,558,711
Series B, 7.45%, 4/01/31	100	126,264
Kraft Foods, Inc.,
5.38%, 2/10/20	3,600	3,935,513
Mead Johnson Nutrition Co.,
4.90%, 11/01/19	2,400	2,532,487

		15,529,021

Health Care Equipment & Supplies – 0.2%
Covidien International Finance SA,
6.55%, 10/15/37	1,600	1,849,336
Zimmer Holdings, Inc.,
4.63%, 11/30/19	1,450	1,523,676

		3,373,012

Health Care Providers & Services – 1.4%
AmerisourceBergen Corp.,
4.88%, 11/15/19	900	961,507
CIGNA Corp.,
4.38%, 12/15/20	1,900	1,899,517
Cardinal Health, Inc.,
4.63%, 12/15/20	4,300	4,364,681
Coventry Health Care, Inc.,
5.45%, 6/15/21	1,400	1,432,493
DaVita, Inc.:
6.38%, 11/01/18	6,250	6,328,125
6.63%, 11/01/20	2,200	2,238,500
Express Scripts, Inc.:
6.25%, 6/15/14	2,200	2,477,471
3.13%, 5/15/16	3,600	3,622,183
Humana, Inc.,
6.45%, 6/01/16	2,400	2,733,955
Laboratory Corp. of America Holdings,
3.13%, 5/15/16	1,600	1,622,128
UnitedHealth Group, Inc.:
4.70%, 2/15/21	3,100	3,231,852
6.88%, 2/15/38	1,700	1,943,841
5.70%, 10/15/40	250	247,306

		33,103,559

Hotels, Restaurants & Leisure – 0.6%
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,161,464
4.88%, 7/15/40(c)	1,600	1,553,064
Wyndham Worldwide Corp.,
6.00%, 12/01/16	3,850	4,088,619
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,123,000
6.25%, 3/15/18	2,500	2,867,645
6.88%, 11/15/37	2,100	2,382,320

		14,176,112

Household Durables – 0.0%
Stanley Black & Decker, Inc.,
5.20%, 9/01/40	600	578,512

Independent Power Producers & Energy Traders – 0.2%
Constellation Energy Group, Inc.,
5.15%, 12/01/20	3,200	3,279,421
Exelon Generation Co. LLC,
5.75%, 10/01/41	500	474,667

		3,754,088

Industrial Conglomerates – 0.4%
Tyco International Finance SA,
8.50%, 1/15/19	8,000	10,141,696

Insurance – 0.9%
AON Corp.,
3.13%, 5/27/16	400	398,697
Allstate Life Global Funding Trusts,
5.38%, 4/30/13	5,250	5,657,941
American International Group:
6.40%, 12/15/20	1,200	1,291,662
6.25%, 3/15/37	500	455,000
8.18%, 5/15/68(a)	500	546,300
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	439,578
9.25%, 4/15/19	2,300	2,947,344
Metropolitan Life Global Funding I,
2.50%, 1/11/13(b)(c)	2,500	2,545,260
Northwestern Mutual Life Insurance,
6.06%, 3/30/40(b)(c)	2,700	2,845,754
Prudential Financial, Inc.:
5.15%, 1/15/13	1,750	1,846,628
7.38%, 6/15/19	1,000	1,185,905
Willis Group Holdings Plc,
5.75%, 3/15/21	1,300	1,326,203

		21,486,272

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	77

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Internet Software & Services – 0.3%
Digital Realty Trust LP,
5.88%, 2/01/20	$2,800	$2,935,545
Google, Inc.,
3.63%, 5/19/21	3,500	3,461,798

		6,397,343

IT Services – 0.6%
International Business Machines Corp.:
2.00%, 1/05/16	8,600	8,549,733
7.63%, 10/15/18	2,050	2,607,258
5.60%, 11/30/39	1,600	1,689,672

		12,846,663

Life Sciences Tools & Services – 0.5%
Bio-Rad Laboratories, Inc.,
4.88%, 12/15/20	4,100	4,169,421
Life Technologies Corp.,
3.50%, 1/15/16	4,400	4,500,249
Thermo Fisher Scientific, Inc.:
3.25%, 11/20/14	1,600	1,686,853
4.50%, 3/01/21	1,900	1,958,754

		12,315,277

Machinery – 0.3%
Case New Holland, Inc.,
7.75%, 9/01/13	3,191	3,454,257
Danaher Corp.,
2.30%, 6/23/16	450	449,641
Dover Corp.,
4.30%, 3/01/21	2,400	2,474,926

		6,378,824

Media – 2.3%
CBS Corp.:
4.30%, 2/15/21(c)	2,000	1,952,528
5.90%, 10/15/40(c)	2,200	2,105,693
CSC Holdings, Inc.,
7.63%, 7/15/18(c)	7,750	8,389,375
Comcast Corp.,
5.70%, 5/15/18	7,050	7,866,101
DirecTV Holdings LLC,
5.20%, 3/15/20	400	423,235
DISH DBS Corp.:
6.38%, 10/01/11(c)	500	504,375
7.88%, 9/01/19	2,700	2,912,625
6.75%, 6/01/21(b)	1,200	1,230,000
DirecTV Holdings LLC/DirecTV Financing Co., Inc.:
7.63%, 5/15/16	4,800	5,232,000
5.88%, 10/01/19	1,500	1,663,605
NBC Universal, Inc.,
6.40%, 4/30/40(b)	500	537,373
News America, Inc.:
5.65%, 8/15/20(c)	1,400	1,529,214
4.50%, 2/15/21(b)	3,500	3,454,185
6.15%, 2/15/41(b)	1,900	1,882,208
TCM Mobile LLC,
3.55%, 1/15/15(b)	1,600	1,671,925
Time Warner, Inc.:
8.25%, 4/01/19	2,350	2,930,922
5.00%, 2/01/20	2,350	2,441,518
7.70%, 5/01/32	500	603,676
6.20%, 3/15/40	600	614,686
5.88%, 11/15/40	1,600	1,579,144
Viacom, Inc.:
4.38%, 9/15/14	1,300	1,396,226
6.88%, 4/30/36	2,700	3,014,291

		53,934,905

Metals & Mining – 1.0%
Alcoa, Inc.:
5.55%, 2/01/17(c)	1,400	1,489,586
5.40%, 4/15/21(c)	4,400	4,413,587
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/01/17	2,200	2,403,500
Rio Tinto Finance USA Ltd.:
9.00%, 5/01/19	5,300	7,022,712
3.50%, 11/02/20	4,300	4,115,130
Vale Overseas Ltd.:
6.88%, 11/21/36	1,000	1,085,786
6.88%, 11/10/39	2,100	2,282,238
Xstrata Canada Corp.,
6.20%, 6/15/35	1,000	1,035,678

		23,848,217

Multi-Utilities – 0.4%
Dominion Resources, Inc.:
6.40%, 6/15/18	4,050	4,698,356
4.45%, 3/15/21	2,100	2,139,974
PSEG Power LLC,
6.95%, 6/01/12	2,300	2,424,913

		9,263,243

Multiline Retail – 0.0%
Nordstrom, Inc.,
7.00%, 1/15/38	600	716,359

Oil, Gas & Consumable Fuels – 1.8%
Anadarko Petroleum Corp.,
6.20%, 3/15/40	1,300	1,317,545
BP Capital Markets Plc:
3.13%, 10/01/15	700	718,687
3.20%, 3/11/16	1,500	1,525,650
Buckeye Partners LP,
4.88%, 2/01/21	550	554,877
ConocoPhillips Canada Funding Co. I,
5.63%, 10/15/16	500	579,132
EnCana Corp.,
6.50%, 5/15/19	400	469,844
Energy Transfer Partners LP:
9.70%, 3/15/19	1,900	2,428,041
9.00%, 4/15/19	800	994,718
Enterprise Products Operating LLC:
5.20%, 9/01/20	500	527,219
5.75%, 3/01/35	1,500	1,457,228
5.95%, 2/01/41	900	893,871
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19(b)	300	297,000
8.63%, 4/15/20	3,200	3,472,000
7.75%, 2/01/21(b)	250	260,000
Marathon Oil Corp.,
6.60%, 10/01/37	900	997,768
Marathon Petroleum Corp.:
5.13%, 3/01/21(b)	500	514,024
6.50%, 3/01/41(b)	1,000	1,033,532
Newfield Exploration Co.,
7.13%, 5/15/18	2,082	2,206,920
Petrobras International Finance Co.:
5.75%, 1/20/20	2,000	2,133,510
6.88%, 1/20/40	1,270	1,352,247
Petroleos Mexicanos,
6.50%, 6/02/41(b)	900	913,182
Petronas Capital Ltd.,
5.25%, 8/12/19	2,200	2,369,591
Pioneer Natural Resources Co.,
6.88%, 5/01/18	1,333	1,439,220
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19	600	754,811
6.70%, 5/15/36	1,000	1,064,715
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	2,850	3,352,828
3.80%, 10/01/20	4,200	4,155,291

See Notes to Financial Statements.

78	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Valero Energy Corp.,
6.13%, 2/01/20(c)	$1,400	$1,538,510
Williams Partners LP,
3.80%, 2/15/15	800	837,996

		40,159,957

Paper & Forest Products – 0.2%
Domtar Corp.,
10.75%, 6/01/17	1,500	1,951,875
International Paper Co.,
9.38%, 5/15/19(c)	1,600	2,043,224

		3,995,099

Pharmaceuticals – 0.7%
Abbott Laboratories,
5.30%, 5/27/40	1,400	1,406,322
AstraZeneca Plc,
6.45%, 9/15/37	1,500	1,740,504
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	500	576,567
Johnson & Johnson,
4.50%, 9/01/40	1,800	1,647,351
Pfizer, Inc.,
6.20%, 3/15/19	1,500	1,754,630
Sanofi-Aventis SA,
2.63%, 3/29/16	2,400	2,443,702
Valeant Pharmaceuticals International,
6.50%, 7/15/16(b)	5,600	5,537,000

		15,106,076

Professional Services – 0.0%
Dun & Bradstreet Corp.,
2.88%, 11/15/15	600	600,160

Real Estate Investment Trusts (REITs) – 0.6%
Host Hotels & Resorts, Inc.,
6.00%, 11/01/20(c)	5,200	5,213,000
Simon Property Group LP,
5.65%, 2/01/20	2,800	3,025,117
TransDigm, Inc.,
7.75%, 12/15/18(b)	4,200	4,410,000

		12,648,117

Road & Rail – 0.4%
Burlington Northern Santa Fe LLC,
5.40%, 6/01/41(c)	2,700	2,652,952
CSX Corp.:
5.75%, 3/15/13	2,600	2,797,457
5.50%, 4/15/41	800	780,590
Norfolk Southern Corp.,
5.75%, 1/15/16	1,100	1,251,045
Union Pacific Corp.,
6.13%, 2/15/20	1,300	1,511,345

		8,993,389

Semiconductors & Semiconductor Equipment – 0.0%
Broadcom Corp.,
2.38%, 11/01/15(b)	300	297,035

Software – 0.2%
Oracle Corp.:
5.25%, 1/15/16	1,500	1,692,771
5.75%, 4/15/18	550	629,456
5.38%, 7/15/40(b)	3,100	3,134,664

		5,456,891

Specialty Retail – 0.8%
AutoZone, Inc.,
4.00%, 11/15/20(c)	6,600	6,306,623
Limited Brands, Inc.:
6.90%, 7/15/17	3,800	4,070,750
8.50%, 6/15/19	4,000	4,560,000
The Sherwin-Williams Co.,
3.13%, 12/15/14	3,300	3,484,909

		18,422,282

Tobacco – 0.7%
Altria Group, Inc.:
9.70%, 11/10/18	2,750	3,613,833
9.25%, 8/06/19	1,100	1,434,341
4.75%, 5/05/21	3,550	3,547,568
9.95%, 11/10/38	1,200	1,686,055
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,360,006
5.65%, 5/16/18(c)	1,300	1,462,077
6.38%, 5/16/38	1,500	1,699,248

		15,803,128

Wireless Telecommunication Services – 0.4%
America Movil SAB de CV,
5.00%, 3/30/20	2,800	2,920,957
American Tower Corp.:
4.50%, 1/15/18	2,100	2,099,023
5.05%, 9/01/20	2,300	2,265,436
Vodafone Group Plc:
2.88%, 3/16/16	1,800	1,812,422
5.63%, 2/27/17	950	1,064,524

		10,162,362

Total Corporate Bonds – 27.0%		620,717,800

Foreign Agency Obligations
Brazilian Government International Bond:
5.88%, 1/15/19(c)	7,600	8,797,000
5.63%, 1/07/41	1,500	1,541,250
Colombia Government International Bond,
7.38%, 9/18/37	800	1,008,000
Indonesia Government International Bond,
5.88%, 3/13/20(b)	1,800	1,998,000
Mexico Government International Bond:
5.13%, 1/15/20(c)	3,050	3,294,000
6.05%, 1/11/40	1,100	1,170,400
Panama Government International Bond,
6.70%, 1/26/36	800	944,000
Peruvian Government International Bond:
7.13%, 3/30/19	1,900	2,285,700
6.55%, 3/14/37	300	334,650
South Africa Government International Bond,
5.50%, 3/09/20	2,000	2,185,000

Total Foreign Agency Obligations – 1.0%		23,558,000

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 3.7%
Arran Residential Mortgages Funding Plc:
Series 2010-1A, Class A1C, 1.46%,
5/16/47(a)(b)	3,587	3,588,712
Series 2011-1A, Class A1C, 1.54%,
11/19/47(a)(b)	7,600	7,601,794
Banc of America Alternative Loan Trust, Series 2004-10,
Class 3A1, 5.50%, 11/25/19	2,776	2,801,419
Banc of America Funding Corp.:
Series 2005-8, Class 4A27, 5.75%,
1/25/36	1,255	1,228,617
Series 2006-6, Class 1A12, 5.75%,
8/25/36	520	510,396
Citicorp Mortgage Securities, Inc., Series 2006-1,
Class 2A1, 5.00%, 2/25/21	1,078	1,072,775

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	79

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust:
Series 2005-51, Class 1A2A, 0.48%,
11/20/35(a)	$3,387	$3,230,945
Series 2006-HY12, Class A1, 5.72%,
8/25/36(a)	909	895,576
Series 2006-OA2, Class A2A, 0.34%,
5/20/46(a)	122	118,828
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-13,
Class 1A1, 5.50%, 8/25/34	107	107,076
First Horizon Asset Securities, Inc., Series 2006-2,
Class 1A6, 6.00%, 8/25/36	467	468,607
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3,
Class 4A3, 4.89%, 6/19/35(a)	4,439	4,339,833
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 2A2, 2.80%, 1/25/36(a)	3,480	3,279,347
Greenpoint Mortgage Funding Trust:
Series 2006-AR4, Class A1A, 0.29%,
9/25/46(a)	12	12,126
Series 2006-AR5, Class A1A, 0.27%,
10/25/46(a)	4,405	4,137,041
HSI Asset Securitization Corp. Trust, Series 2005,
Class 2A4, 0.58%, 8/25/35(a)	1,455	1,344,974
Holmes Master Issuer Plc:
Series 2007-2A, Class 3A1, 0.36%,
7/15/21(a)	7,868	7,855,207
Series 2011-1A, Class A2, 1.63%,
10/15/54(a)(b)	7,700	7,709,540
JPMorgan Alternative Loan Trust, Series 2006-A7,
Class 1A2, 0.25%, 12/25/36(a)	3,740	3,638,624
National RMBS Trust, Series 2004-1,
Class A1, 0.36%, 3/20/34(a)	4,291	4,275,093
Opteum Mortgage Acceptance Corp., Series 2005-3,
Class A1B, 0.45%, 7/25/35(a)	1,128	1,056,085
Residential Accredit Loans, Inc., Series 2004-QS9,
Class A1, 5.00%, 6/25/19	752	748,854
Structured Asset Mortgage Investments, Inc., Series 2007-AR4,
Class A1, 0.39%, 9/25/47(a)	3,710	3,561,656
Thornburg Mortgage Securities Trust:
Series 2006-5, Class A1, 0.31%,
10/25/46(a)	3,279	3,258,956
Series 2006-6, Class A2, 0.34%,
11/25/46(a)	849	837,138
Series 2007-1, Class A2B, 0.29%,
3/25/37(a)	3,946	3,791,097
Series 2007-2, Class A1, 0.33%,
6/25/37(a)	608	588,164
Series 2007-2, Class A3A, 0.32%,
6/25/37(a)	8,543	8,326,971
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-11, Class 1A13, 4.75%,
10/25/18	924	950,719
Series 2005-7, Class A3, 5.25%,
9/25/35	1,087	1,090,940
Series 2005-AR14, Class A2, 5.36%,
8/25/35(a)	793	789,326
Series 2006-AR11, Class A3, 5.19%,
8/25/36(a)	106	105,228

		83,321,664

Commercial Mortgage-Backed Securities – 4.9%
Banc of America Commercial Mortgage, Inc., Series 2006-2,
Class AM, 5.96%, 5/10/45(a)	5,600	5,696,925
CW Capital Cobalt Ltd.:
Series 2006-C1, Class A4, 5.22%,
8/15/48	3,000	3,178,461
Series 2007-C2, Class A3, 5.48%,
4/15/47(a)	3,700	3,927,762
Citigroup Commercial Mortgage Trust:
Series 2008-C7, Class A4, 5.82%,
12/10/49(a)	2,500	2,768,081
Series 2008-C7, Class AM, 5.82%,
12/10/49(a)	2,800	2,786,727
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKN2, Class A3, 6.13%,
4/15/37	2,195	2,237,313
Series 2005-C5, Class AM, 5.10%,
8/15/38(a)	1,500	1,516,075
First Union National Bank Commercial Mortgage, Series 2002-C1,
Class A2, 6.14%, 2/12/34	2,033	2,063,117
GE Capital Commercial Mortgage Corp.:
Series 2002-1A, Class A3, 6.27%,
12/10/35	4,594	4,690,738
Series 2007-C1, Class A2, 5.42%,
12/10/49	1,945	1,969,501
Greenwich Capital Commercial Funding Corp.:
Series 2005-GG5, Class A5, 5.22%,
4/10/37(a)	1,000	1,073,719
Series 2006-GG7, Class AM, 6.08%,
7/10/38(a)	4,200	4,315,450
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A3, 6.47%,
11/15/35	2,324	2,339,716
Series 2002-CIB4, Class A3, 6.16%,
5/12/34	7,345	7,487,712
Series 2004-CBX, Class A3, 4.18%,
1/12/37	1,361	1,360,039
Series 2005-CB12, Class A3A1, 4.82%,
9/12/37	3,076	3,094,387
Series 2006-LDP6, Class AM, 5.53%,
4/15/43(a)	1,500	1,552,168

See Notes to Financial Statements.

80	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Series 2007-CB19, Class A3, 5.93%,
2/12/49(a)	$4,300	$4,505,660
Series 2007-LDPX, Class A1S, 4.93%,
1/15/49	9,122	9,182,647
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class A2, 5.30%,
11/15/38	6,600	6,652,572
Series 2006-C7, Class A3, 5.35%,
11/15/38	2,000	2,152,976
Series 2007-C6, Class A4, 5.86%,
7/15/40(a)	5,700	6,184,192
Merrill Lynch Countrywide Commercial Mortgage Trust:
Series 2006-1, Class A2, 5.44%,
2/12/39(a)	623	622,645
Series 2006-3, Class AM, 5.46%,
7/12/46(a)	3,300	3,276,372
Merrill Lynch Mortgage Trust, Series 2004-MKB1,
Class A3, 4.89%, 2/12/42	521	529,219
Morgan Stanley Capital I, Series 2007-IQ16,
Class A4, 5.81%, 12/12/49	7,100	7,790,799
Morgan Stanley Reremic Trust:
Series 2009-GG10, Class A4A, 5.99%,
8/12/45(a)(b)	3,000	3,283,052
Series 2010-GG10, Class A4A, 5.99%,
8/15/45(a)(b)	3,800	4,158,533
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C26, Class AM, 6.17%,
6/15/45(a)	2,700	2,799,952
Series 2006-C28, Class A4, 5.57%,
10/15/48	3,200	3,460,205
Series 2007-C34, Class A3, 5.68%,
5/15/46	6,000	6,476,204

		113,132,919

Total Non-Agency Mortgage-Backed Securities – 8.6%		196,454,583

Preferred Securities
Capital Trusts
Insurance – 0.3%
AON Corp.,
8.21%, 1/01/27	1,700	1,927,739
Chubb Corp.:
6.00%, 5/11/37	800	838,977
6.38%, 3/29/67(a)	2,550	2,639,250
The Travelers Cos., Inc.,
6.25%, 6/15/37	1,000	1,069,888

		6,475,854

Total Capital Trusts – 0.3%		6,475,854

	Shares
Trust Preferred – 0.1%
Diversified Financial Services – 0.1%
JPMorgan Chase Capital XXVII,
7.00%, 11/01/39	3,500	3,495,660

Total Preferred Securities – 0.4%		9,971,514

Preferred Stocks
Diversified Telecommunication Services – 0.2%
Qwest Corp.,
7.38%, 6/01/16	196	5,033,280

Total Preferred Stocks – 0.2%		5,033,280

Taxable Municipal Bonds	Par (000)
Chicago, Illinois Waterworks Revenue,
6.74%, 11/01/40	$150	162,453
Massachusetts State Transportation Fund Revenue,
5.73%, 6/01/40	150	161,099
New Jersey State Turnpike Authority Revenue,
7.10%, 1/01/41	700	813,932
New York City Transitional Finance Authority Revenue,
5.57%, 11/01/38	450	460,152
Orange County Local Transportation Authority Sales Tax Revenue,
6.91%, 2/15/41	450	515,961
Port Authority of New York & New Jersey Revenue,
5.65%, 11/01/40	800	806,616
San Diego County Regional Transportation Commission Revenue,
5.91%, 4/01/39	600	627,180
San Francisco City & County Public Utilities Commission Revenue,
6.95%, 11/01/31	900	1,026,108
State of California:
7.55%, 4/01/39	400	457,744
7.63%, 3/01/40	1,150	1,323,891
7.60%, 11/01/40	250	288,093
State of Illinois,
2.77%, 1/01/12	5,200	5,225,948
State of Mississippi,
5.25%, 11/01/34	600	599,034
University of Missouri System Facilities Revenue,
5.79%, 11/01/39	300	328,650

Total Taxable Municipal Bonds – 0.6%		12,796,861

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations – 2.3%
Fannie Mae REMICS:
Series 2007-54, Class PF, 0.41%,
6/25/37(a)	6,597	6,570,360
Series 2010-35, Class EF, 0.74%,
4/25/40(a)	8,425	8,469,384
Series 2010-89, Class CF, 0.64%,
2/25/38(a)	6,923	6,938,771
Freddie Mac Mortgage Backed Securities:
Series 3667, Class FW, 0.74%,
2/15/38(a)	5,438	5,465,311
Series 3807, Class FM, 0.69%,
2/15/41(a)	19,750	19,829,959
Series 3807, Class FN, 0.69%,
2/15/41(a)	4,985	5,004,667

		52,278,452

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	81

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Interest Only Collateralized Mortgage Obligations – 0.0%
Freddie Mac Mortgage Backed Securities:
Series 2989, Class WI,
5.50%, 5/15/29	$283	$2,639
Series 3003, Class BI,
5.00%, 12/15/34	262	3,029
Series 3016, Class PI,
5.50%, 5/15/29	40	62

		5,730

Mortgage-Backed Securities – 128.1%
Fannie Mae Mortgage Backed Securities:
2.35%, 1/01/36(a)	2,065	2,169,249
2.38%, 4/11/16	33,812	34,515,797
2.47%, 5/01/33(a)	3,966	4,151,197
2.55%, 8/01/33	3,030	3,181,819
2.56%, 1/01/35(a)	1,688	1,770,958
3.00%, 2/01/26	977	972,524
3.35%, 4/01/40(a)	693	722,704
3.50%, 2/01/26 – 7/01/41(d)	169,415	162,757,383
3.60%, 5/01/40(a)	4,683	4,898,797
4.00%, 8/01/25 – 7/01/41(d)	666,909	667,768,052
4.50%, 10/01/24 – 7/01/41(d)	887,579	918,826,397
5.00%, 1/01/18 – 7/01/41(d)	277,445	295,202,626
5.50%, 9/01/19 – 7/01/41(d)	232,878	252,296,141
6.00%, 11/01/22 – 7/01/41(d)	132,236	145,405,951
6.50%, 12/01/30 – 12/01/32	19,465	22,152,740
Freddie Mac Mortgage Backed Securities:
2.35%, 10/01/33(a)	1,709	1,764,751
2.50%, 5/27/16	26,214	26,884,502
3.36%, 2/01/40(a)	4,546	4,735,488
3.50%, 12/01/25 – 7/01/26(d)	7,929	8,085,086
4.00%, 3/01/26 – 2/01/41(d)	39,636	40,296,733
4.50%, 8/01/20 – 9/01/40(d)	59,050	61,389,046
4.56%, 4/01/38(a)	6,087	6,475,351
5.00%, 10/01/20 – 7/01/41(d)	50,820	54,063,316
5.50%, 12/01/27 – 7/01/41(d)	33,767	36,614,642
6.00%, 12/01/28 – 1/01/38	26,437	29,179,362
6.22%, 11/01/36(a)	2,445	2,570,481
6.50%, 5/01/21 – 1/01/36	4,237	4,784,134
Ginnie Mae Mortgage Backed Securities:
3.50%, 12/15/40	988	960,506
4.00%, 9/15/40 – 3/15/41	17,856	18,202,093
4.50%, 3/15/39 – 7/01/41(d)	52,477	55,477,916
5.00%, 9/15/39 – 7/20/40	37,953	41,336,572
5.50%, 6/15/34 – 11/20/39	18,538	20,429,295
6.00%, 7/01/41(d)	16,000	17,825,000

		2,947,866,609

Total U.S. Government Sponsored Agency Securities – 130.4%		3,000,150,791

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.25%, 5/15/30	23,108	29,816,272
5.00%, 5/15/37(c)	29,000	32,212,649
4.38%, 5/15/40(c)(e)	23,100	23,085,678
3.88%, 8/15/40(c)	9,800	8,973,125
4.25%, 11/15/40(c)	4,640	4,535,600
U.S. Treasury Notes:
1.25%, 2/15/14(c)	61,000	61,895,968
1.25%, 4/15/14(c)	40,000	40,562,480
2.75%, 12/31/17	26,500	27,208,053

Total U.S. Treasury Obligations – 9.9%		228,289,825

Total Long-Term Investments (Cost – $4,378,879,000) – 192.9%		4,437,567,366

Short-Term Securities	Shares
Money Market Funds – 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.16%(f)(g)(h)	220,532,282	220,532,282
BlackRock Cash Funds: Prime, SL Agency Shares,
0.17%(f)(g)(h)	22,098,845	22,098,845

		242,631,127

Total Short-Term Securities (Cost – $242,631,127) – 10.6%		242,631,127

Total Investments Before TBA Sale Commitments (Cost – $4,621,510,127*) – 203.5%		4,680,198,493

TBA Sale Commitments(d)	Par (000)
Fannie Mae Mortgage Backed Securities:
3.50%, 2/01/26 – 7/01/41	$212,200	(202,916,250)
4.00%, 8/01/25 – 7/01/41	484,900	(485,033,000)
4.50%, 10/01/24 – 7/01/41	230,500	(238,459,453)
5.00%, 1/01/18 – 7/01/41	586,700	(623,368,750)
5.50%, 9/01/19 – 7/01/41	112,300	(121,441,922)
6.00%, 11/01/22 – 7/01/41	52,800	(57,997,500)
Freddie Mac Mortgage Backed Securities:
4.00%, 3/01/26 – 2/01/41	1,000	(999,063)

Total TBA Sale Commitments (Proceeds – $1,741,015,106) – (75.2)%		(1,730,215,938)

Total Investments Net of TBA Sale Commitments – 128.3		2,949,982,555
Liabilities in Excess of Other Assets – (28.3)%		(649,803,269)

Net Assets – 100.0%		$2,300,179,286

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,627,168,386

Gross unrealized appreciation	$72,010,044
Gross unrealized depreciation	(18,979,937)

Net unrealized appreciation	$53,030,107

See Notes to Financial Statements.

82	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security, or a portion of security, is on loan.
(d)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Securities	$193,526,734	$(1,468,504)
Barclays Capital Inc.	$74,682,656	$(230,451)
BNP Paribas	$140,245,547	$(1,152,391)
Citigroup Global	$(29,565,344)	$126,813
Credit Suisse Securities LLC	$(161,010,000)	$(331,864)
Deutsche Bank Securites, Inc.	$(151,007,109)	$829,902
Goldman Sachs & Co.	$(61,399,594)	$26,892
Jefferies & Company	$8,797,500	$(51,188)
JPMorgan Securities, Ltd.	$612,440,594	$(2,124,409)
Morgan Stanley Capital Services, Inc.	$57,369,891	$(351,161)
Nomura Securities	$42,712,313	$(88,643)
RBS Securities LLC	$(220,147,281)	$2,030,585
UBS Securities LLC	$(39,875,000)	$431,770
Wells Fargo Securities	$18,763,438	$6,979

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
909	2-Year U.S. Treasury Notes	Chicago	September 2011	$199,383,469	$(205,403)
2,614	5-Year U.S. Treasury Notes	Chicago	September 2011	$311,576,548	(341,126)
192	30-Year U.S. Treasury Bonds	Chicago	September 2011	$23,622,000	(450,139)

Total					$(996,668)

•	Financial futures contracts sold as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
89	10-Year U.S. Treasury Notes	Chicago	September 2011	$(10,887,203)	$59,630
41	Ultra Long U.S. Treasury Bonds	Chicago	September 2011	$(5,176,250)	171,615

Total					$231,245

•	Credit default swaps on single-name issuer – buy protection outstanding as of June 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
General Electric Capital Corp.	3.25%	Deutsche Bank AG	12/20/13	$4,000	$170,467

(e)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.
(f)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at June 30, 2011	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	519,520,789	(298,988,507)	220,532,282	$371,471
BlackRock Cash Funds: Prime, SL Agency Shares	12,803,177	9,295,668	22,098,845	$12,910

(g)	Represents the current yield as of report date.
(h)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Credit default swaps on traded indexes – sold protection outstanding as of June 30, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Dow Jones CDX North America Investment Grade	1.00%	UBS AG	12/20/15	BBB+	$63,500	$5,831
Dow Jones CDX North America Investment Grade	1.00%	UBS AG	6/20/16	BBB+	53,900	75,534
Dow Jones CDX North America High Yield	5.00%	BNP Paribas	6/20/16	B	61,000	302,908

Total						$384,273

[1]	Using Standard & Poor’s rating of the underlying securities.
[2]	The maximum potential amount the Master Portfolio may pay should a negative event take place as defined under the terms of agreement.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	83

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$340,594,712	–	$340,594,712
Corporate Bonds	–	620,717,800	–	620,717,800
Foreign Agency Obligations	–	23,558,000	–	23,558,000
Non-Agency Mortgage- Backed Securities	–	196,454,583	–	196,454,583
Preferred Securities	–	9,971,514	–	9,971,514
Preferred Stocks	$5,033,280	–	–	5,033,280
Taxable Municipal Bonds	–	12,796,861	–	12,796,861
U.S. Government Sponsored Agency Securities	–	3,000,150,791	–	3,000,150,791
U.S. Treasury Obligations	–	228,289,825	–	228,289,825
Short-Term Securities:
Money Market Funds	242,631,127	–	–	242,631,127
Liabilities:
Investments:
TBA Sale Commitments	–	(1,730,215,938)	–	(1,730,215,938)

Total	$247,664,407	$2,702,318,148	–	$2,949,982,555

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$554,740	–	$554,740
Interest rate contracts	$231,245	–	–	231,245
Liabilities:
Credit contracts	–	–	–	–
Interest rate contracts	(996,668)	–	–	(996,668)

Total	$(765,423)	$554,740	–	$(210,683)

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

84	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Assets and Liabilities	Master Investment Portfolio

June 30, 2011 (Unaudited)	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Assets
Investments at value – affiliated[1,2]	$508,539,246	$1,129,459,357	$1,049,312,932	$975,355,591	$108,788,530
Investments at value – Active Stock Master Portfolio	274,357,180	719,499,203	794,621,508	711,348,074	80,861,243
Investments at value – CoreAlpha Bond Master Portfolio	730,391,327	877,820,385	476,731,333	197,249,589	4,105,768
Contributions receivable from investors	–	–	–	–	291,080
Investments sold receivable	12,823,573	22,456,733	19,525,109	12,875,610	–
Securities lending income receivable	15,838	30,913	32,815	28,628	3,062
Interest receivable	11	38	49	35	6
Receivable from investment advisor	–	–	–	–	981

Total assets	1,526,127,175	2,749,266,629	2,340,223,746	1,896,857,527	194,050,670

Liabilities
Collateral on securities loaned at value	119,645,630	294,492,267	206,163,177	261,847,503	28,205,842
Investments purchased payable	2,407,778	8,016,031	9,942,655	7,810,607	1,238,459
Withdrawals payable to investors	7,454,182	15,088,015	15,528,325	12,251,955	–
Investment advisory fees payable	79,299	105,017	66,028	34,767	–
Professional fees payable	12,132	12,462	12,276	12,115	11,527
Trustees’ fees payable	7,733	12,896	11,026	8,620	1,271

Total liabilities	129,606,754	317,726,688	231,723,487	281,965,567	29,457,099

Net Assets	$1,396,520,421	$2,431,539,941	$2,108,500,259	$1,614,891,960	$164,593,571

Net Assets Consist of
Investors’ capital	$1,264,816,982	$2,164,264,625	$1,857,488,905	$1,412,308,190	$148,053,580
Net unrealized appreciation/depreciation	131,703,439	267,275,316	251,011,354	202,583,770	16,539,991

Net Assets	$1,396,520,421	$2,431,539,941	$2,108,500,259	$1,614,891,960	$164,593,571

[1] Investments at cost – affiliated	$427,556,711	$958,920,423	$888,215,046	$847,411,398	$97,371,362

[2] Securities loaned at value	$116,990,854	$288,532,142	$201,508,894	$256,380,401	$27,632,474

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	85

Statements of Assets and Liabilities (continued)	Master Investment Portfolio

June 30, 2011 (Unaudited)	Active Stock Master Portfolio
Assets
Investments at value – unaffiliated[1,2]	$2,507,382,214
Investments at value – affiliated[3]	233,199,998
Investments sold receivable	99,305,308
Dividends receivable	2,855,731
Securities lending income receivable	50,564
Interest receivable	208
Margin variation receivable	430,422

Total assets	2,843,224,445

Liabilities
Collateral on securities loaned at value	186,819,785
Investments purchased payable	67,967,121
Investment advisory fees payable	337,751
Administration fees payable	183,800
Professional fees payable	19,099
Trustees’ fees payable	13,771

Total liabilities	255,341,327

Net Assets	$2,587,883,118

Net Assets Consist of
Investors’ capital	$2,329,495,125
Net unrealized appreciation/depreciation	258,387,993

Net Assets	$2,587,883,118

[1] Investments at cost – unaffiliated	$2,250,621,236

[2] Securities loaned at value	$182,777,646

[3] Investments at cost – affiliated	$233,199,998

See Notes to Financial Statements.

86	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Assets and Liabilities (concluded)	Master Investment Portfolio

June 30, 2011 (Unaudited)	CoreAlpha Bond Master Portfolio
Assets
Investments at value – unaffiliated[1,2]	$4,437,567,366
Investments at value – affiliated[3]	242,631,127
TBA sales commitments receivable	1,741,015,106
Investments sold receivable	226,402
Unrealized appreciation on swaps	554,740
Swaps premiums paid	5,909
Securities lending income receivable	39,620
Interest receivable	14,815,995
Cash pledged as collateral for swaps	1,130,000

Total assets	6,437,986,265

Liabilities
Collateral on securities loaned at value	170,878,100
Investments purchased payable	2,232,995,909
TBA sale commitments (proceeds – $1,741,015,106)	1,730,215,938
Margin variation payable	1,051,044
Cash held as collateral for swaps	2,171,621
Investment advisory fees payable	465,910
Professional fees payable	13,501
Trustees’ fees payable	14,956

Total liabilities	4,137,806,979

Net Assets	$2,300,179,286

Net Assets Consist of
Investors’ capital	$2,241,678,546
Net unrealized appreciation/depreciation	58,500,740

Net Assets	$2,300,179,286

[1] Investments at cost – unaffiliated	$4,378,879,000

[2] Securities loaned at value	$167,406,333

[3] Investments at cost – affiliated	$242,631,127

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	87

Statements of Operations	Master Investment Portfolio

Six Months Ended June 30, 2011 (Unaudited)	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio
Investment Income
Dividends – affiliated	$6,147,374	$12,442,602	$11,994,629	$9,931,147	$1,080,451
Securities lending – affiliated	169,923	380,008	384,623	342,273	29,348
Income – affiliated	2,965	5,894	6,044	4,550	856
Net investment income allocated from the Active Stock Master and CoreAlpha Bond Master:
Dividends	2,160,657	5,801,714	6,366,547	5,751,714	592,516
Interest	13,300,696	15,996,738	8,787,892	3,699,863	78,731
Expenses	(1,492,554)	(2,468,864)	(2,025,354)	(1,499,602)	(130,868)
Fees waived	130,189	322,067	341,062	302,084	30,720

Total income	20,419,250	32,480,159	25,855,443	18,532,029	1,681,754

Expenses
Investment advisory	2,390,507	4,149,763	3,540,668	2,714,029	248,908
Professional	18,460	18,791	18,604	18,443	17,855
Independent Trustees	23,971	38,855	33,272	26,398	4,448

Total expenses	2,432,938	4,207,409	3,592,544	2,758,870	271,211
Less fees waived by advisor	(1,988,713)	(3,585,909)	(3,165,488)	(2,497,943)	(252,187)

Total expenses after fees waived	444,225	621,500	427,056	260,927	19,024

Net investment income	19,975,025	31,858,659	25,428,387	18,271,102	1,662,730

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments – unaffiliated	14,469	36,135	15,221	6,045	–
Investments – affiliated	5,860,227	5,130,325	(844,073)	(298,521)	–
Allocations from the Active Stock Master and CoreAlpha Bond Master from investments, financial futures contracts and swaps	24,242,721	56,142,659	57,506,480	49,924,724	5,033,385

	30,117,417	61,309,119	56,677,628	49,632,248	5,033,385

Net change in unrealized appreciation/depreciation on:
Investments – affiliated	9,534,193	26,597,278	30,923,644	25,094,608	2,365,191
Allocated from the Active Stock Master and CoreAlpha Bond Master from investments, financial futures contracts and swaps	(996,809)	(3,301,369)	(4,284,727)	(4,210,186)	(786,585)

	8,537,384	23,295,909	26,638,917	20,884,422	1,578,606

Total realized and unrealized gain	38,654,801	84,605,028	83,316,545	70,516,670	6,611,991

Net Increase in Net Assets Resulting from Operations	$58,629,826	$116,463,687	$108,744,932	$88,787,772	$8,274,721

See Notes to Financial Statements.

88	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Operations (continued)	Master Investment Portfolio

Six Months Ended June 30, 2011 (Unaudited)	Active Stock Master Portfolio
Investment Income
Dividends	$20,709,252
Securities lending – affiliated	846,617
Income – affiliated	50,997
Interest	2,654

Total income	21,609,520

Expenses
Investment advisory	3,116,065
Administration	1,251,377
Professional	28,314
Independent Trustees	41,196

Total expenses	4,436,952
Less fees waived by advisor	(1,070,612)

Total expenses after fees waived	3,366,340

Net investment income	18,243,180

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	171,776,370
Financial futures contracts	1,875,219

173,651,589

Net change in unrealized appreciation/depreciation on:
Investments	(16,507,784)
Financial futures contracts	763,386

(15,744,398)

Total realized and unrealized gain	157,907,191

Net Increase in Net Assets Resulting from Operations	$176,150,371

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	89

Statements of Operations (concluded)	Master Investment Portfolio

Six Months Ended June 30, 2011 (Unaudited)	CoreAlpha Bond Master Portfolio
Investment Income
Interest	$40,681,925
Income – affiliated	284,554
Securities lending – affiliated	99,827

Total income	41,066,306

Expenses
Investment advisory	2,786,325
Administration	350,436
Professional	31,763
Independent Trustees	25,782

Total expenses excluding interest expense	3,194,306
Interest expense	908

Total expenses	3,195,214
Less fees waived by advisor	(57,544)

Total expenses after fees waived	3,137,670

Net investment income	37,928,636

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	9,838,239
Financial futures contracts	3,966,751
Swaps	5,807,183

19,612,173

Net change in unrealized appreciation/depreciation on:
Investments	2,967,011
Financial futures contracts	2,891,884
Swaps	(3,955,578)

1,903,317

Total realized and unrealized gain	21,515,490

Net Increase in Net Assets Resulting from Operations	$59,444,126

See Notes to Financial Statements.

90	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Retirement Master Portfolio		LifePath 2020 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$19,975,025	$33,389,199	$31,858,659	$50,556,334
Net realized gain	30,117,417	38,905,084	61,309,119	51,298,017
Net change in unrealized appreciation/depreciation	8,537,384	50,211,454	23,295,909	129,783,615

Net increase in net assets resulting from operations	58,629,826	122,505,737	116,463,687	231,637,966

Capital Transactions
Proceeds from contributions	74,990,518	188,899,681	155,917,304	403,212,898
Fair value of withdrawals	(117,240,658)	(96,571,523)	(184,801,967)	(70,562,768)

Net increase (decrease) in net assets derived from capital transactions	(42,250,140)	92,328,158	(28,884,663)	332,650,130

Net Assets
Total increase in net assets	16,379,686	214,833,895	87,579,024	564,288,096
Beginning of period	1,380,140,735	1,165,306,840	2,343,960,917	1,779,672,821

End of period	$1,396,520,421	$1,380,140,735	$2,431,539,941	$2,343,960,917

	LifePath 2030 Master Portfolio		LifePath 2040 Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$25,428,387	$39,411,964	$18,271,102	$29,075,411
Net realized gain	56,677,628	44,387,854	49,632,248	34,764,764
Net change in unrealized appreciation/depreciation	26,638,917	125,415,216	20,884,422	108,028,620

Net increase in net assets resulting from operations	108,744,932	209,215,034	88,787,772	171,868,795

Capital Transactions
Proceeds from contributions	156,160,976	376,110,374	109,605,278	260,954,409
Fair value of withdrawals	(128,480,715)	(46,506,661)	(102,704,395)	(47,294,585)

Net increase in net assets derived from capital transactions	27,680,261	329,603,713	6,900,883	213,659,824

Net Assets
Total increase in net assets	136,425,193	538,818,747	95,688,655	385,528,619
Beginning of period	1,972,075,066	1,433,256,319	1,519,203,305	1,133,674,686

End of period	$2,108,500,259	$1,972,075,066	$1,614,891,960	$1,519,203,305

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	91

Statements of Changes in Net Assets (continued)	Master Investment Portfolio

	LifePath 2050 Master Portfolio
Increase in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$1,662,730	$1,795,067
Net realized gain	5,033,385	2,021,948
Net change in unrealized appreciation/depreciation	1,578,606	9,846,769

Net increase in net assets resulting from operations	8,274,721	13,663,784

Capital Transactions
Proceeds from contributions	41,970,875	70,700,398
Fair value of withdrawals	(5,042,571)	(5,138,081)

Net increase in net assets derived from capital transactions	36,928,304	65,562,317

Net Assets
Total increase in net assets	45,203,025	79,226,101
Beginning of period	119,390,546	40,164,445

End of period	$164,593,571	$119,390,546

See Notes to Financial Statements.

92	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Changes in Net Assets (continued)	Master Investment Portfolio

	Active Stock Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$18,243,180	$32,224,963
Net realized gain	173,651,589	150,754,297
Net change in unrealized appreciation/depreciation	(15,744,398)	76,421,362

Net increase in net assets resulting from operations	176,150,371	259,400,622

Capital Transactions
Proceeds from contributions	114,673,887	542,158,731
Fair value of withdrawals	(216,365,256)	(126,588,351)

Net increase (decrease) in net assets derived from capital transactions	(101,691,369)	415,570,380

Net Assets
Total increase in net assets	74,459,002	674,971,002
Beginning of period	2,513,424,116	1,838,453,114

End of period	$2,587,883,118	$2,513,424,116

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	93

Statements of Changes in Net Assets (concluded)	Master Investment Portfolio

	CoreAlpha Bond Master Portfolio
Increase in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$37,928,636	$60,862,874
Net realized gain	19,612,173	38,222,728
Net change in unrealized appreciation/depreciation	1,903,317	16,401,998

Net increase in net assets resulting from operations	59,444,126	115,487,600

Capital Transactions
Proceeds from contributions	218,424,467	668,474,923
Fair value of withdrawals	(128,252,538)	(267,359,402)

Net increase in net assets derived from capital transactions	90,171,929	401,115,521

Net Assets
Total increase in net assets	149,616,055	516,603,121
Beginning of period	2,150,563,231	1,633,960,110

End of period	$2,300,179,286	$2,150,563,231

See Notes to Financial Statements.

94	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights	Master Investment Portfolio

	LifePath Retirement Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	4.35%[1]	9.83%	18.75%	(14.54)%	5.00%	9.30%

Ratios to Average Net Assets
Total expenses[2]	0.55%[3,4]	0.61%	0.59%	0.61%	0.61%	0.61%

Total expenses after fees waived[2]	0.26%[3,4]	0.26%	0.26%	0.27%	0.27%	0.28%

Net investment income[5]	2.92%[3,4]	2.60%	3.61%	3.81%	3.87%	3.80%

Supplemental Data
Net assets, end of period (000)	$1,396,520	$1,380,141	$1,165,307	$253,604	$331,733	$260,279

Portfolio turnover	2%	4%	6%[6]	11%	6%	10%

	LifePath 2020 Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	5.01%[1]	11.40%	23.21%	(24.92)%	3.84%	13.51%

Ratios to Average Net Assets
Total expenses[2]	0.53%[3,7]	0.59%	0.58%	0.57%	0.58%	0.58%

Total expenses after fees waived[2]	0.23%[3,7]	0.23%	0.23%	0.23%	0.25%	0.25%

Net investment income[5]	2.69%[3,7]	2.45%	3.15%	3.18%	3.01%	2.91%

Supplemental Data
Net assets, end of period (000)	$2,431,540	$2,343,961	$1,779,673	$1,245,671	$1,827,888	$1,391,153

Portfolio turnover	1%	4%	6%	13%	7%	16%

[1]	Aggregate total investment return.
[2]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios, except the total expenses for the five years ended December 31, 2010 which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[3]	Annualized.
[4]	Ratio includes the Master Portfolio’s share of the Active Stock and CoreAlpha Bond Master Portfolio’s allocated fees waived of 0.02%.
[5]	Includes the Master Portfolio’s share of the allocated net investment income from the Active Stock and CoreAlpha Bond Master Portfolios.
[6]	Excludes in-kind contribution of portfolio securities received in a tax-free reorganization on November 20, 2009.
[7]	Ratio includes the Master Portfolio’s share of the Active Stock and CoreAlpha Bond Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	95

Financial Highlights (continued)	Master Investment Portfolio

	LifePath 2030 Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	5.58%[1]	12.36%	26.27%	(30.53)%	3.14%	15.62%

Ratios to Average Net Assets
Total expenses[2]	0.53%[3,4]	0.57%	0.56%	0.55%	0.57%	0.57%

Total expenses after fees waived[2]	0.21%[3,4]	0.21%	0.20%	0.21%	0.23%	0.24%

Net investment income[5]	2.51%[3,4]	2.34%	2.97%	2.82%	2.57%	2.49%

Supplemental Data
Net assets, end of period (000)	$2,108,500	$1,972,075	$1,433,256	$952,181	$1,393,178	$988,640

Portfolio turnover	0%[6]	3%	7%	13%	7%	22%

	LifePath 2040 Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	5.96%[1]	13.21%	28.58%	(34.90)%	2.53%	17.47%

Ratios to Average Net Assets
Total expenses[2]	0.51%[3,7]	0.55%	0.55%	0.53%	0.56%	0.56%

Total expenses after fees waived[2]	0.19%[3,7]	0.19%	0.18%	0.19%	0.22%	0.23%

Net investment income[5]	2.36%[3,7]	2.24%	2.82%	2.52%	2.20%	2.17%

Supplemental Data
Net assets, end of period (000)	$1,614,892	$1,519,203	$1,133,675	$720,539	$1,022,941	$708,267

Portfolio turnover	0%[6]	4%	6%	14%	8%	29%

[1]	Aggregate total investment return.
[2]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios, except the total expenses for the five years ended December 31, 2010 which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[3]	Annualized.
[4]	Ratio includes the Master Portfolio’s share of the Active Stock and CoreAlpha Bond Master Portfolio’s allocated fees waived of 0.03%.
[5]	Includes the Master Portfolio’s share of the allocated net investment income from the Active Stock and CoreAlpha Bond Master Portfolios.
[6]	Rounds to less than 1%.
[7]	Ratio includes the Master Portfolio’s share of the Active Stock and CoreAlpha Bond Master Portfolio’s allocated fees waived of 0.04%.

See Notes to Financial Statements.

96	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	Master Investment Portfolio

	LifePath 2050 Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,		Period June 30, 2008[1] to December 31, 2008
		2010	2009
Total Investment Return
Total investment return	6.39%[2]	13.93%	30.85%	(31.93)%[2]

Ratios to Average Net Assets
Total expenses[3]	0.53%[4,5]	0.56%	0.59%	1.11%[4]

Total expenses after fees waived[3]	0.17%[4,5]	0.17%	0.16%	0.17%[4]

Net investment income[6]	2.34%[4,5]	2.31%	2.84%	3.05%[4]

Supplemental Data
Net assets, end of period (000)	$164,594	$119,391	$40,164	$6,895

Portfolio turnover	0%	5%	12%	0%[7]

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios, except the total expenses for the period ended December 31, 2008 and the two years ended December 31, 2010 which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.
[5]	Ratio includes the Master Portfolio’s share of the Active Stock and CoreAlpha Bond Master Portfolio’s allocated fees waived of 0.04%.
[6]	Includes the Master Portfolio’s share of the allocated net investment income from the Active Stock and CoreAlpha Bond Master Portfolios.
[7]	Rounds to less than 1%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	97

Financial Highlights (continued)	Master Investment Portfolio

	Active Stock Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	7.25%[1]	11.04%	24.86%	(36.65)%	0.58%	15.65%

Ratios to Average Net Assets
Total expenses	0.35%[2]	0.35%	0.35%	0.35%	0.35%	0.35%

Total expenses after fees waived	0.27%[2]	0.29%	0.30%	0.32%	0.34%	0.35%

Net investment income	1.46%[2]	1.50%	1.99%	1.96%	1.70%	1.64%

Supplemental Data
Net assets, end of period (000)	$2,587,883	$2,513,424	$1,838,453	$1,250,987	$2,085,214	$1,561,940

Portfolio turnover	77%	120%	149%	98%	80%	65%

[1]	Aggregate total investment return.
[2]	Annualized.

See Notes to Financial Statements.

98	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (concluded)	Master Investment Portfolio

	CoreAlpha Bond Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	2.58%[1]	6.56%	11.67%	3.62%	5.10%	4.36%

Ratios to Average Net Assets
Total expenses	0.29%[2]	0.36%	0.35%	0.36%	0.36%	0.36%

Total expenses after fees waived	0.28%[2]	0.35%	0.35%	0.36%	0.35%	0.35%

Net investment income	3.39%[2]	3.19%	4.33%	4.47%	5.18%	5.11%

Supplemental Data
Net assets, end of period (000)	$2,300,179	$2,150,563	$1,633,960	$1,115,903	$1,479,888	$1,082,468

Portfolio turnover[3]	639%[4]	621%[5]	278%[6]	351%	466%	301%

[1]	Aggregate total investment return.
[2]	Annualized.
[3]	Portfolio turnover rates include TBA transactions, if any.
[4]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 547%.
[5]	Excluding TBA transactions, the portfolio turnover rate would have been 170%.
[6]	Excluding TBA transactions, the portfolio turnover rate would have been 199%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	99

Notes to Financial Statements (Unaudited)	Master Investment Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to seven series of MIP: LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio, LifePath 2050 Master Portfolio, Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”). The Master Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Each of the LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio (each, a “LifePath Master Portfolio” and collectively, the “LifePath Master Portfolios”) seeks to achieve its investment objective by investing in a combination of equity, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by BlackRock Fund Advisors (“BFA”), and include the Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

The value of a LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of June 30, 2011, the interests of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio held by each LifePath Master Portfolio were as follows:

	Active Stock	CoreAlpha Bond
	Master Portfolio	Master Portfolio
LifePath Retirement Master Portfolio	10.60%	31.75%
LifePath 2020 Master Portfolio	27.80%	38.16%
LifePath 2030 Master Portfolio	30.71%	20.73%
LifePath 2040 Master Portfolio	27.49%	8.58%
LifePath 2050 Master Portfolio	3.12%	0.18%

The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: US GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). Equity investments, including exchange traded funds, traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

The Master Portfolios value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, BFA seeks to determine the price that each Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BFA deems

100	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (continued)	Master Investment Portfolio

relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Asset-Backed and Mortgage-Backed Securities: The CoreAlpha Bond Master Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The CoreAlpha Bond Master Portfolio may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Multiple Class Pass-Through Securities: The CoreAlpha Bond Master Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Master Portfolio may not fully recoup its initial investment in IOs.

Capital Trusts: The CoreAlpha Bond Master Portfolio may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

TBA Commitments: The CoreAlpha Bond Master Portfolio may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Master Portfolio generally enters into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: The CoreAlpha Bond Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price.

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During the period between the sale and repurchase, the Master Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Master Portfolio accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Master Portfolio’s portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., TBA sale commitments, financial futures contracts and swaps), each Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Each LifePath Master Portfolio records daily its proportionate share of the Active Stock Master Portfolio’s and CoreAlpha Bond Master Portfolio’s income, expenses and realized and unrealized gains and losses.

Securities Lending: The Master Portfolios may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master Portfolio earns dividend and interest on the securities loaned but does not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master Portfolio could experience delays and costs in gaining access to the collateral. A Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the period, the participating Master Portfolios accepted only cash collateral in connection with securities loaned.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable

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Notes to Financial Statements (continued)	Master Investment Portfolio

inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolios’ financial statements and disclosures.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several master portfolios are pro rated among those master portfolios on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

Each Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and to economically hedge, or protect, its exposure to certain risks such as credit risk, equity risk and interest rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Each Master Portfolio’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

A Master Portfolio may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Master Portfolio and each of its respective counterparties. The ISDA Master Agreement allows each Master Portfolio to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to a Master Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, each Master Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Master Portfolio’s net assets decline by a stated percentage or the Master Portfolios fail to meet the terms of its ISDA Master Agreements, which would cause the Master Portfolios to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Master Portfolios purchase or sell financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or changes in the value of equity securities (equity risk). Financial futures contracts are agreements between a Master Portfolio and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, a Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Master Portfolios as unrealized appreciation or depreciation. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Swaps: The CoreAlpha Bond Master Portfolio enters into swap agreements, in which the Master Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Master Portfolio are recorded in the Statements of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Master Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

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Notes to Financial Statements (continued)	Master Investment Portfolio

•

Credit default swaps – The CoreAlpha Bond Master Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Master Portfolio enters into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Master Portfolio will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2011

Asset Derivatives

	Statements of Assets and Liabilities Location	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Interest rate contracts	Net unrealized appreciation/depreciation*	–	$(996,668)
Credit contracts	Credit default swaps at fair value	–	560,649
Equity contracts	Net unrealized appreciation/depreciation*	$1,627,015	–

Total		$1,627,015	$(436,019)

Liability Derivatives
	Statements of Assets and Liabilities Location	CoreAlpha Bond Master Portfolio
Interest rate contracts	Net unrealized appreciation/depreciation*	$231,245

*	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments on the Statements of Operations

Period Ended June 30, 2011

	Net Realized Gain from
	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Interest rate contracts:
Financial futures contracts	–	$3,966,751
Credit contracts:
Swaps	–	5,807,183
Equity contracts:
Financial futures contracts	$1,875,219	–

Total	$1,875,219	$9,773,934

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Notes to Financial Statements (continued)	Master Investment Portfolio

	Net Change in Unrealized Appreciation/Depreciation on
	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Interest rate contracts:
Financial futures contracts	–	$2,891,884
Credit contracts:
Swaps	–	(3,955,578)
Equity contracts:
Financial futures contracts	$763,386	–

Total	$763,386	$(1,063,694)

For the six months ended June 30, 2011, the average quarterly balance of outstanding derivative financial instruments was as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Financial futures contracts:
Average number of contracts purchased	797	3,442
Average number of contracts sold	–	96
Average notional value of contracts purchased	$52,498,550	$478,977,689
Average notional value of contracts sold	–	$11,800,383
Credit default swaps:
Average number of contracts – buy protection	–	1
Average number of contracts – sell protection	–	3
Average notional value – buy protection	–	$4,000,000
Average notional value – sell protection	–	$140,800,000

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolios for 1940 Act purposes, but Barclays is not.

MIP, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with BFA (the “Investment Advisory Agreement”) the Master Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of each Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. For such services, each Master Portfolio paid BFA a monthly fee based on a percentage of each LifePath Master Portfolio’s average daily net assets at an annual rate of 0.35% and an annual rate of 0.25% of the average daily net assets of each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio from January 1, 2011 through May 31, 2011.

Effective June 1, 2011, each Master Portfolio paid BFA a monthly fee based on a percentage of each LifePath Master Portfolio’s average daily net assets at an annual rate of 0.35% and a monthly fee based on a percentage of each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.25%
$1 Billion – $3 Billion	0.24%
$3 Billion – $5 Billion	0.23%
$5 Billion – $10 Billion	0.22%
Greater than $10 Billion	0.21%

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. BFA has contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. (“BTC”), from each investment company in which the Master Portfolios invest through April 30, 2012. BFA has also contractually agreed to cap the expenses of the LifePath Master Portfolios at the rate at which the LifePath Master Portfolios pay an advisory fee to BFA by providing an offsetting credit against the investment advisory fees paid by the LifePath Master Portfolios in an amount equal to the independent expenses. These contractual waivers are effective through April 30,

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Notes to Financial Statements (continued)	Master Investment Portfolio

2021. The amounts of the waivers, if any, are shown as fees waived in the Statements of Operations.

MIP entered into an administration services arrangement with BTC, which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC may delegate certain of its administration duties to sub-administrators. BTC, in consideration thereof, has agreed to bear all of the Master Portfolios’ and MIP’s ordinary operating expenses excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolios. BTC is entitled to receive for these administration services an annual fee of 0.10% based on the average daily net assets of Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio. Effective March 1, 2011, BTC receives Administration fees of 0.10% based on the average daily net assets of the Institutional shares of the BlackRock CoreAlpha Bond Fund.

BTC is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BTC (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

BTC voluntarily agreed to waive a portion of its administration fees paid by the Active Stock Master Portfolio in an amount sufficient to maintain the advisory fees payable by each of the LifePath Master Portfolios at an annual rate of 0.35% based on the average daily net assets. This arrangement is voluntary and may be terminated by BTC at any time. With respect to the independent expenses discussed above, BTC has contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio in an amount equal to the independent expenses, through April 30, 2012. The amounts of the waiver and offsetting credits are shown as fees waived in the Statements of Operations.

The Master Portfolios received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BlackRock Investment Management (“BIM”), an affiliate of BFA, as the securities lending agent. BIM may, on behalf of a Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BIM or in registered money market funds advised by BIM or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedules of Investments. The share of income earned by the Master Portfolio on such investments is shown as securities lending – affiliated in the Statements of Operations. BIM has voluntarily agreed to waive its fees for the period beginning December 1, 2009 until further notice.

Each Master Portfolio may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statements of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar rolls and TBA transactions and excluding short-term securities and US government securities for the six months ended June 30, 2011, were as follows:

	Purchases	Sales
LifePath Retirement Master Portfolio	$20,652,453	$23,392,736
LifePath 2020 Master Portfolio	$57,999,337	$34,602,866
LifePath 2030 Master Portfolio	$79,166,820	$9,517,309
LifePath 2040 Master Portfolio	$68,093,161	$3,476,582
LifePath 2050 Master Portfolio	$22,934,809	–
Active Stock Master Portfolio	$1,916,176,218	$1,974,764,336
CoreAlpha Bond Master Portfolio	$14,183,392,848	$13,487,953,140

Purchases and sales of US government securities for the CoreAlpha Bond Master Portfolio for the six months ended June 30, 2011 were $676,515,088 and $288,923,449, respectively.

Purchases and sales of mortgage dollar roll securities for the CoreAlpha Bond Master Portfolio for the six months ended June 30, 2011, were $2,007,717,969 and $2,006,877,578, respectively.

5. Concentration, Market and Credit Risk:

CoreAlpha Bond Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the

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general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolios manage counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of investments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Master Portfolio.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met on April 5, 2011 and May 17-18, 2011 to consider the approval of the Master Fund’s investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (“BlackRock”), the Master Fund’s investment advisor, with respect to the Master Fund’s series, including LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio, LifePath 2050 Master Portfolio and LifePath Retirement Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”). Each of LifePath 2020 Portfolio, LifePath 2030 Portfolio, LifePath 2040 Portfolio, LifePath 2050 Portfolio and LifePath Retirement Portfolio (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to each Master Portfolio. For simplicity, the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolios and the Portfolios by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolios, the Portfolios and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against peer funds and/or benchmarks, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Portfolios for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) the Master Portfolios’ and/or the Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Portfolio’s investment objective, policies and restrictions; (e) the Master Fund’s and the Fund’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each Master Portfolio and Portfolio, as applicable, and

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Disclosure of Investment Advisory Agreement (continued)

the investment performance of each Portfolio as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreement to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Master Portfolio and/or Portfolio to BlackRock; (f) sales and redemption data regarding each Portfolio’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17-18, 2011 Board meeting.

At an in-person meeting held on May 17-18, 2011, the Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund with respect to each Master Portfolio for a one-year term ending June 30, 2012. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio, each Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Master Portfolios and the Portfolios; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolios and the Portfolios and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing Master Portfolio performance and each Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Master Portfolio and Portfolio. BlackRock and its affiliates and significant shareholders provide the Master Portfolios and the Portfolios with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Portfolios. In addition to investment advisory services, BlackRock and its affiliates provide the Master Portfolios and the Portfolios with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolios and the

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Portfolios, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Portfolio, as applicable. The Board noted that each Master Portfolio’s investment results correspond directly to the investment results of the applicable Portfolio. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to funds in the Portfolio’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Master Portfolio management to discuss the performance of each Master Portfolio and Portfolio, as applicable, throughout the year.

The Board noted that, in general, each of LifePath 2020 Portfolio, LifePath 2030 Portfolio and LifePath 2040 Portfolio performed better than its Peers in that the Portfolio’s performance was at or above the median of its Lipper Performance Universe in two of the one-, three- and five-year periods reported.

The Board noted that LifePath 2050 Portfolio performed below the median of its Lipper Performance Universe in both the one-year and since-inception periods reported. The Board noted that LifePath Retirement Portfolio performed below the median of its Lipper Performance Universe in the one- and five-year periods reported, but that the Portfolio performed at or above the median of its Lipper Performance Universe in the three-year period reported. The Board and BlackRock reviewed and discussed the reasons for each of the Portfolio’s underperformance during the applicable periods compared with its Peers. The Board was informed that, among other things, performance was impacted by each Master Portfolio’s investment in the Active Stock Master Portfolio, which has faced some headwinds over the one-, three- and five-year periods.

The Board and BlackRock discussed BlackRock’s strategy for improving the performance of LifePath 2050 Portfolio and LifePath Retirement Portfolio and BlackRock’s commitment to providing the resources necessary to assist the portfolio managers of LifePath 2050 Master Portfolio and LifePath Retirement Master Portfolio and to improve the performance of the Portfolios.

The Board noted that BlackRock has made changes to the organization of the overall equity group and fixed-income group designed to result in a strengthened leadership team with clearer accountability.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios: The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee ratio compared with the other funds in the corresponding Portfolio’s Lipper category. It also compared each Portfolio’s total expense ratio, as well as each Master Portfolio’s actual advisory fee ratio, to those of other funds in the corresponding Portfolio’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided each Master Portfolio and Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Portfolios. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded

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competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Master Portfolios and the Portfolios by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolios and the Portfolios. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the contractual advisory fee ratio of each Master Portfolio was above the median contractual advisory fee ratio paid by the corresponding Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the actual advisory fee ratio of each Master Portfolio, after giving effect to any expense reimbursements or fee waivers by BlackRock, was lower than or equal to the median actual advisory fee ratio paid by the corresponding Portfolio’s Peers, after giving effect to any expense reimbursements or fee waivers.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Portfolios increase. The Board also considered the extent to which the Master Portfolios and the Portfolios benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolios and the Portfolios to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the pertinent Master Portfolio.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolios and the Portfolios, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the pertinent Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund, with respect to each Master Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board of the Master Fund considered the detailed review of BlackRock’s fee structure, as it applies to the Master Fund, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

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Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met on April 5, 2011 and May 17-18, 2011 to consider the approval of the Master Fund’s investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master Fund’s investment advisor, on behalf of Active Stock Master Portfolio (the “Master Portfolio”), a series of the Master Fund.

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement including the services and support provided by BlackRock to the Master Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services, such as marketing and distribution and fund accounting; (c) Master Portfolio operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective, policies and restrictions; (e) the Master Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Master Portfolio fees and expenses and the investment performance of the Master Portfolio as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreement to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; (f) sales and redemption data regarding the Master Portfolio’s shares; and (g) if applicable, a comparison of

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management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17-18, 2011 Board meeting.

At an in-person meeting held on May 17-18, 2011, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Fund with respect to the Master Portfolio, for a one-year term ending June 30, 2012. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Master Portfolio; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Master Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. Throughout the year, the Board compared the Master Portfolio’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing Master Portfolio performance and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates and significant shareholders provide the Master Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Master Portfolio with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Master Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Master Portfolio as compared to

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the Master Portfolio’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Master Portfolio management to discuss the performance of the Master Portfolio throughout the year.

The Board noted that the Master Portfolio performed below the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed and discussed the reasons for the Master Portfolio’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, performance in 2010, 2009 and 2007 has detracted from performance.

The Board and BlackRock discussed BlackRock’s strategy for improving the performance of the Master Portfolio and BlackRock’s commitment to providing the resources necessary to assist the Master Portfolio’s portfolio managers and to improve the Master Portfolio’s performance.

The Board noted that BlackRock has made changes to the organization of the overall equity group management structure designed to result in a strengthened leadership team with clearer accountability.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio: The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee ratio compared with the other funds in its Lipper category. It also compared the Master Portfolio’s total expense ratio, as well as actual advisory fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master Portfolio’s contractual advisory fee ratio was lower than or equal to the median contractual advisory fee ratio paid by the Master Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that effective June 1, 2011, the Master Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Master Portfolio increases above certain contractually specified levels.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase. The Board also considered the extent to which the Master Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into

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account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolio, including for administrative, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders of a fund are able to redeem their shares if they believe that the fund’s fees and expenses are too high or if they are dissatisfied with the performance of the fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Fund, with respect to the Master Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to the Master Portfolio, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

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Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

David O. Beim, Trustee

Richard S. Davis, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Ira P. Shapiro, Secretary

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Institutional Trust Company, N.A.

San Francisco, CA 94105

Custodian

State Street Bank and Trust Company

Boston, MA 02101

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02101

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

New York, NY 10017

Address of the Portfolios/Master Portfolios

400 Howard Street

San Francisco, CA 94105

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Additional Information

General Information

Availability of Quarterly Portfolio Schedule

Each Portfolio/Master Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Portfolio’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. Each Portfolio’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that each Portfolio/ Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how each Portfolio/Master Portfolio voted proxies relating to securities held in the Portfolio’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

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BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS III	JUNE 30, 2011	117

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

#LIFEPATH-6/11

June 30, 2011

Semi-Annual Report (Unaudited)

BlackRock Funds III

▶	LifePath® 2025 Portfolio
▶	LifePath® 2035 Portfolio
▶	LifePath® 2045 Portfolio
▶	LifePath® 2055 Portfolio

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK FUNDS III	JUNE 30, 2011

Dear Shareholder

The recent downgrade of US long-term debt by Standard & Poor’s marked an historic event for financial markets. Stocks tumbled in the days before and after the announcement on August 5 as investors contemplated the pervasiveness of the lower US credit rating across asset classes and the future direction of the global economy. BlackRock was well prepared for the possibility of a downgrade and the firm had no need to execute any forced selling of securities in response to the S&P action. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets.

The pages that follow reflect your mutual fund’s reporting period ended June 30, 2011. Accordingly, the below discussion is intended to provide you with perspective on the performance of your investments during that period.

Economic conditions in the second quarter of 2011 were strikingly similar to the scenario of the same quarter last year. The sovereign debt crisis in Europe, tightening monetary policy in China and a global economic slowdown were again the key concerns that drove investors away from risky assets. The second-quarter correction in 2010 was significant, but markets were revived toward the end of the summer as positive economic news and robust corporate earnings whetted investor appetite for yield. The global economy had finally gained traction and investor fear turned to optimism with the anticipation of a second round of quantitative easing (“QE2”) from the US Federal Reserve Board (the “Fed”). Stock markets rallied despite the ongoing European debt crisis and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward, pushing prices down, especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles abounded.

The new year brought spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industry supply chains and concerns mounted over US debt and deficit issues. Equities quickly rebounded from each of these events as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Global credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors responded to the Fed’s early 2011 reaffirmation that it will keep interest rates low.

However, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader debt crisis and its further contagion among peripheral European countries. Concurrently, it became evident that the pace of global economic growth had slowed. Higher oil prices and supply chain disruptions in Japan finally caught up with economic data. Investors pulled back from riskier assets and stocks generally declined throughout most of May and June, but year-to-date performance in global equity markets was positive, and 12-month returns were remarkably strong. In bond markets, yields were volatile but generally moved lower for the period as a whole (pushing prices up). Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Markets generally moved higher despite heightened volatility during the reporting period.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2011

	6-month	12-month
US large cap equities (S&P 500 Index)	6.02%	30.69%
US small cap equities (Russell 2000 Index)	6.21	37.41
International equities (MSCI Europe, Australasia, Far East Index)	4.98	30.36
Emerging market equities (MSCI Emerging Markets Index)	0.88	27.80
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.16
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	3.26	1.88
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	2.72	3.90
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	4.42	3.48
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	4.98	15.53

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Portfolio Summary as of June 30, 2011	LifePath Portfolios

Portfolio Management Commentary

How did each Portfolio perform?

•	All share classes of the LifePath Portfolios with target dates of 2025, 2035, 2045 and 2055 (altogether, the “LifePath Portfolios”) invest in their respective LifePath Master Portfolio.

•

For the six-month period, the Investor A, Institutional and Class K Shares of the LifePath Portfolio with the target date 2025 slightly outperformed the custom benchmark for LifePath 2025, while the Investor C and Class R Shares slightly underperformed. All share classes of LifePath 2035 slightly outperformed its custom benchmark, with the exception of the Investor C share class, which slightly underperformed. All share classes of LifePath 2045 and LifePath 2055 marginally outperformed their respective custom benchmarks.

•	The returns for the LifePath Portfolios include fund expenses. The custom benchmarks have no expenses associated with performance.

What factors influenced performance?

•

The most significant contributor to positive performance in the LifePath Portfolios was their investment in the Active Stock Master Portfolio (“Active Stock”), which outperformed its benchmark, the S&P 500® Index, for the period. Active Stock selects securities using a quantitative model based on four categories of investment insights: relative value, earnings quality, sentiment and thematic drivers of performance. Securities selected as a result of Active Stock’s sentiment insights, especially those selected based on analyst recommendation changes and analyst survey responses, were the primary contributors to performance during the period. Selections based on earnings quality measures, particularly growth-rate consistency, also had a significant positive impact. Thematic drivers contributed positively, while relative value metrics such as enterprise values and asset levels detracted from Active Stock’s performance. As longer-dated LifePath Portfolios (e.g., LifePath 2050) hold larger allocations to Active Stock than do shorter-dated LifePath Portfolios (e.g., LifePath 2020), longer-dated LifePath Portfolios derived a greater benefit from Active Stock’s outperformance.

•

The LifePath Portfolios invest in various iShares exchange-traded funds (“ETFs”), which seek investment results that correspond generally to the performance, before fees and expenses, of its underlying index. Dividend distributions, pricing differences, premiums/discounts and other factors can cause ETF returns to mistrack the underlying index. In June, all of the iShares ETFs held in the LifePath Portfolios distributed a dividend, which, along with other factors, resulted in their underperformance relative to their respective underlying indexes for the six-month period. However, the positive impact of the dividend income in the LifePath Portfolios outweighed the negative impact of the iShares ETFs underperformance during the period.

•

An additional contributor to the performance of the LifePath Portfolios relative to their custom benchmarks is the elevated gap risk that existed during the six-month period. Gap risk is the impact of the difference between the prior night unit values at which LifePath participants transacted and the point in time the following day at which the actual daily flows were transacted in the portfolio.

•

The LifePath Portfolios also invest a portion of their assets in the CoreAlpha Bond Master Portfolio (“CoreAlpha Bond”), which performed in line with its benchmark, the Barclays Capital US Aggregate Bond Index, for the six-month period. CoreAlpha Bond’s overweight exposure to securitized credits generated positive relative performance for most of the period, but detracted in June due to market uncertainty and technical factors.

Describe recent portfolio activity.

•

Each LifePath Portfolio has its own time horizon, which affects its acceptable level of risk and, in turn, the strategic allocation of its holdings across asset classes. On a quarterly basis, the strategic allocation of each LifePath Portfolio is systematically updated to reflect the investors’ decreased time horizon. During the six-month period, the LifePath Portfolios were rebalanced in accordance with their updated strategic allocations and daily cash flows were appropriately allocated to the underlying funds and instruments.

Describe portfolio positioning at period end.

•	As of period end, each of the LifePath Portfolios was invested according to its respective strategic allocation benchmark within tolerance limits.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

The LifePath Portfolios are organized as “feeder” funds in a “master-feeder” structure. Instead of investing directly in individual securities, the feeder fund, which is offered to the public, holds interests in the net assets of its corresponding Master Portfolio. It is the Master Portfolio that actually invests in individual securities. References to “the LifePath Portfolios” are to the feeder funds or the Master Portfolios, as the context requires.

4	BLACKROCK FUNDS III	JUNE 30, 2011

LifePath® 2025 Portfolio

Investment objective

LifePath® 2025 Portfolio’s, a series of BlackRock Funds III (the “Trust”), investment objective is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2025.

Total Return Based on a $10,000 Investment

[1]

The LifePath Portfolio compares its performance to that of a customized weighted index (the “LifePath 2025 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

Period	Barclays Capital US Aggregate Bond Index	Barclays Capital US Treasury Inflation Protected Securities (TIPS) Index	FTSE EPRA/NAREIT Developed Real Estate Index	ACWI ex US IMI Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
7/1/10 to 6/30/11	28.9%	4.5%	4.9%	18.8%	5.9%	34.4%	2.6%

See ‘‘About Portfolio Performance” on page 12 for descriptions of the indexes.

BLACKROCK FUNDS III	JUNE 30, 2011	5

LifePath® 2025 Portfolio (concluded)

Performance Summary for the Period Ended June 30, 2011

		Average Annual Total Return
		1 Year		Since Inception
	6 Month w/o sales charge	w/o sales charge	w/sales charge	w/o sales charge		w/sales charge
Institutional	5.34%	23.68%	–	23.60%[1]		–
Investor A	5.22	23.38	16.90%	23.30	[1]	16.85%[1]
Investor C	4.74	22.37	21.37	22.31	[1]	22.31	[1]
Class K	5.47	24.04	–	23.97	[1]	–
Class R	5.04	23.02	–	22.95	[1]	–
Citigroup 3-Month Treasury Bill Index	0.06	0.14	–	–		–
Barclays Capital US Aggregate Bond Index	2.72	3.90	–	–		–
LifePath 2025 Custom Benchmark	5.13	22.37	–	–		–
S&P 1500 Index	6.30	31.65	–	–		–
ACWI ex US IMI Index	3.52	30.26	–	–		–

[1]	Total return is calculated from an inception date of June 30, 2010.

Past performance is not indicative of future results.

6	BLACKROCK FUNDS III	JUNE 30, 2011

LifePath® 2035 Portfolio

Investment objective

LifePath® 2035 Portfolio’s, a series of the Trust, investment objective is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2035.

Total Return Based on a $10,000 Investment

[1]

The LifePath Portfolio compares its performance to that of a customized weighted index (the “LifePath 2035 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

Period	Barclays Capital US Aggregate Bond Index	Barclays Capital US Treasury Inflation Protected Securities (TIPS) Index	FTSE EPRA/NAREIT Developed Real Estate Index	ACWI ex US IMI Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
7/1/10 to 6/30/11	17.0%	2.2%	6.9%	22.7%	6.4%	42.0%	2.8%

See ‘‘About Portfolio Performance” on page 12 for descriptions of the indexes.

BLACKROCK FUNDS III	JUNE 30, 2011	7

LifePath® 2035 Portfolio (concluded)

Performance Summary for the Period Ended June 30, 2011

		Average Annual Total Returns
	6 Month w/o sales charge	1 Year		Since Inception
		w/o sales charge	w/sales charge	w/o sales charge		w/sales charge
Institutional	5.61%	27.74%	–	27.65%[1]		–
Investor A	5.58	27.48	20.78%	27.39	[1]	20.72%[1]
Investor C	5.17	26.52	25.52	26.44	[1]	26.44	[1]
Class K	5.83	28.22	–	28.13	[1]	–
Class R	5.33	27.10	–	27.01	[1]	–
Citigroup 3-Month Treasury Bill Index	0.06	0.14	–	–		–
Barclays Capital US Aggregate Bond Index	2.72	3.90	–	–		–
LifePath 2035 Custom Benchmark	5.26	26.28	–	–		–
S&P 1500 Index	6.30	31.65	–	–		–
ACWI ex US IMI Index	3.52	30.26	–	–		–

[1]	Total return is calculated from an inception date of June 30, 2010.

Past performance is not indicative of future results.

8	BLACKROCK FUNDS III	JUNE 30, 2011

LifePath® 2045 Portfolio

Investment objective

LifePath® 2045 Portfolio’s, a series of the Trust, investment objective is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045.

Total Return Based on a $10,000 Investment

[1]

The LifePath Portfolio compares its performance to that of a customized weighted index (the “LifePath 2045 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

Period	Barclays Capital US Aggregate Bond Index	FTSE EPRA/NAREIT Developed Real Estate Index	ACWI ex US IMI Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
7/1/10 to 6/30/11	7.3%	8.5%	26.0%	6.8%	48.4%	3.0%

See ‘‘About Portfolio Performance” on page 12 for descriptions of the indexes.

BLACKROCK FUNDS III	JUNE 30, 2011	9

LifePath® 2045 Portfolio (concluded)

Performance Summary for the Period Ended June 30, 2011

		Average Annual Total Returns
	6 Month w/o sales charge	1 Year		Since Inception
		w/o sales charge	w/sales charge	w/o sales charge		w/sales charge
Institutional	6.58%	32.17%	–	32.07%[1]		–
Investor A	6.47	31.87	24.95%	31.77	[1]	24.87%[1]
Investor C	6.05	30.80	29.80	30.70	[1]	30.70	[1]
Class K	6.74	32.59	–	32.48	[1]	–
Class R	6.29	31.46	–	31.36	[1]	–
Citigroup 3-Month Treasury Bill Index	0.06	0.14	–	–		–
Barclays Capital US Aggregate Bond Index	2.72	3.90	–	–		–
LifePath 2045 Custom Benchmark	5.38	29.63	–	–		–
S&P 1500 Index	6.30	31.65	–	–		–
ACWI ex US IMI Index	3.52	30.26	–	–		–

[1]	Total return is calculated from an inception date of June 30, 2010.

Past performance is not indicative of future results.

10	BLACKROCK FUNDS III	JUNE 30, 2011

LifePath® 2055 Portfolio

Investment objective

LifePath® 2055 Portfolio’s, a series of the Trust, investment objective is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2055.

Total Return Based on a $10,000 Investment

[1]

The LifePath Portfolio compares its performance to that of a customized weighted index (the “LifePath 2055 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the LifePath Portfolio’s asset allocation strategy. The weightings are presented annually but they are adjusted quarterly.

[2]	Commencement of operations.

Period	Barclays Capital US Aggregate Bond Index	FTSE EPRA/NAREIT Developed Real Estate Index	ACWI ex US IMI Index	S&P MidCap 400 Index	S&P 500 Index	S&P SmallCap 600 Index
7/1/10 to 6/30/11	1.0%	9.2%	28.4%	8.3%	49.5%	3.6%

See “About Portfolio Performance” on page 12 for descriptions of the indexes.

BLACKROCK FUNDS III	JUNE 30, 2011	11

LifePath® 2055 Portfolio (concluded)

Performance Summary for the Period Ended June 30, 2011

		Average Annual Total Returns
	6 Month	1 Year		Since Inception
	w/o sales charge	w/o sales charge	w/sales charge	w/o sales charge		w/sales charge
Institutional	6.31%	33.50%	–	33.40%[1]		–
Investor A	6.04	33.09	26.10%	32.99	[1]	26.02%[1]
Investor C	5.80	32.22	31.22	32.12	[1]	32.12	[1]
Class K	6.41	33.90	–	33.79	[1]	–
Class R	6.00	32.85	–	32.75	[1]	–
Citigroup 3-Month Treasury Bill Index	0.06	0.14	–	–		–
Barclays Capital US Aggregate Bond Index	2.72	3.90	–	–		–
LifePath 2055 Custom Benchmark	5.53	31.52	–	–		–
S&P 1500 Index	6.30	31.65	–	–		–
ACWI ex US IMI Index	3.52	30.26	–	–		–

[1]	Total return is calculated from an inception date of June 30, 2010.

Past performance is not indicative of future results.

12	BLACKROCK FUNDS III	JUNE 30, 2011

About Portfolio Performance	BlackRock Funds III

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25%. Investor A Shares are subject to a service fee of 0.25% per year (but no distribution fee).

•

Investor C Shares are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•

Class R Shares are not subject to any sales charge (front-end load) or deferred sales charge. Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement and other similar plans.

•	Class K Shares are not subject to any sales charge. Class K Shares bear no ongoing distribution or service fees and are available only to eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The LifePath Portfolios’ administrator waived a portion of each LifePath Portfolio’s expenses. Without such waiver, each LifePath Portfolio’s performance would have been lower. Dividends paid to each class of shares will vary because of the different levels of administration and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The S&P 1500 Index is a market weighted index comprised of the S&P 500, S&P MidCap 400 and S&P SmallCap 600 Indexes, which together represent approximately 90% of the total US equity market. The Barclays Capital US Aggregate Bond Index is an unmanaged market weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agencies with at least one year to maturity. The MSCI ACWI ex US IMI Index is a free float-adjusted market capitalization-weighted index that measures the equity market performance of the developed (excluding the US) and emerging investable market universe. The Citigroup 3-Month Treasury Bill Index is a market value weighted index of public obligations of the US Treasury with maturities of three months.

The LifePath custom benchmarks are hypothetical representations of the performance of the respective LifePath Portfolio’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Portfolios’ custom benchmarks are adjusted quarterly to reflect the LifePath Portfolios’ changing asset allocations over time. As of June 30, 2011, the following indexes are used to calculate the LifePath Portfolios’ custom benchmarks: S&P 500 Index, S&P 400 Index, S&P 600 Index, Barclays Capital US Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital US Treasury TIPS Index, MSCI ACWI ex US IMI Index and FTSE EPRA/NAREIT Developed Real Estate Index.

Derivative Financial Instruments

The Active Stock and CoreAlpha Bond Master Portfolios may invest in various derivative financial instruments, including financial futures contracts and swaps, as specified in Note 2 of the Master Portfolio Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity, credit, interest rate and/or foreign currency exchange rate risks. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counter-party to the transaction or illiquidity of the derivative financial instrument. The Master Portfolios’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Master Portfolios to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Master Portfolios can realize on an investment or may cause the Master Portfolios to hold an investment that it might otherwise sell. The Master Portfolios’ investments in these instruments are discussed in detail in the Master Portfolio Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	13

Disclosure of Expenses	BlackRock Funds III

Shareholders of each LifePath Portfolio may incur operating expenses, including advisory fees, distribution or 12b-1 fees, and other portfolio expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on January 1, 2011 and held through June 30, 2011) are intended to assist shareholders both in calculating expenses based on an investment in a LifePath Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each LifePath Porfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath Portfolio and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[1]	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
LifePath® 2025 Portfolio
Institutional	$1,000.00	$1,053.40	$3.72	$1,000.00	$1,021.20	$3.66	0.73%
Investor A	$1,000.00	$1,052.20	$4.99	$1,000.00	$1,019.90	$4.91	0.98%
Investor C	$1,000.00	$1,047.40	$8.73	$1,000.00	$1,016.30	$8.60	1.72%
Class K	$1,000.00	$1,054.70	$1.83	$1,000.00	$1,023.00	$1.81	0.36%
Class R	$1,000.00	$1,050.40	$6.15	$1,000.00	$1,018.80	$6.06	1.21%
LifePath® 2035 Portfolio
Institutional	$1,000.00	$1,056.10	$3.57	$1,000.00	$1,021.30	$3.51	0.70%
Investor A	$1,000.00	$1,055.80	$4.84	$1,000.00	$1,020.10	$4.76	0.95%
Investor C	$1,000.00	$1,051.70	$8.65	$1,000.00	$1,016.40	$8.50	1.70%
Class K	$1,000.00	$1,058.30	$1.74	$1,000.00	$1,023.10	$1.71	0.34%
Class R	$1,000.00	$1,053.30	$6.11	$1,000.00	$1,018.80	$6.01	1.20%
LifePath® 2045 Portfolio
Institutional	$1,000.00	$1,065.80	$3.48	$1,000.00	$1,021.40	$3.41	0.68%
Investor A	$1,000.00	$1,064.70	$4.76	$1,000.00	$1,020.20	$4.66	0.93%
Investor C	$1,000.00	$1,060.50	$8.53	$1,000.00	$1,016.50	$8.35	1.67%
Class K	$1,000.00	$1,067.40	$1.64	$1,000.00	$1,023.20	$1.61	0.32%
Class R	$1,000.00	$1,062.90	$5.98	$1,000.00	$1,019.00	$5.86	1.17%
LifePath® 2055 Portfolio
Institutional	$1,000.00	$1,063.10	$3.38	$1,000.00	$1,021.50	$3.31	0.66%
Investor A	$1,000.00	$1,060.40	$4.65	$1,000.00	$1,020.30	$4.56	0.91%
Investor C	$1,000.00	$1,058.00	$8.47	$1,000.00	$1,016.60	$8.30	1.66%
Class K	$1,000.00	$1,064.10	$1.59	$1,000.00	$1,023.30	$1.56	0.31%
Class R	$1,000.00	$1,060.00	$5.92	$1,000.00	$1,019.00	$5.81	1.16%

[1]

For each class of the LifePath Portfolio, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the LifePath Portfolio invests significantly in a Master Portfolio, the expense table example reflects the net expenses of both the LifePath Portfolio and the Master Portfolio in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

14	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Assets and Liabilities	BlackRock Funds III

June 30, 2011 (Unaudited)	LifePath 2025 Portfolio	LifePath 2035 Portfolio	LifePath 2045 Portfolio	LifePath 2055 Portfolio
Assets
Investments at value – from the applicable Master Portfolio	$9,586,250	$6,398,657	$2,558,862	$268,552
Capital shares sold receivable	–	375	–	–
Receivable from investment advisor	4,370	5,476	6,770	7,593

Total assets	9,590,620	6,404,508	2,565,632	276,145

Liabilities
Capital shares redeemed payable	3,405	1,567	6,101	16
Income dividends payable	751	732	735	713
Capital gain distributions payable	–	–	16	256
Service and distribution fees payable	1,007	695	245	92
Professional fees payable	7,720	7,720	7,720	7,720

Total liabilities	12,883	10,714	14,817	8,797

Net Assets	$9,577,737	$6,393,794	$2,550,815	$267,348

Net Assets Consist of
Paid-in capital	$9,513,710	$6,344,353	$2,514,529	$245,013
Distributions in excess of net investment income	(543)	(278)	(103)	(9)
Accumulated net realized gain	153,054	112,665	39,476	569
Net unrealized appreciation/depreciation	(88,484)	(62,946)	(3,087)	21,775

Net Assets	$9,577,737	$6,393,794	$2,550,815	$267,348

Net Asset Value
Institutional:
Net assets	$2,507,760	$1,693,493	$1,112,446	$87,137

Shares outstanding, unlimited number of shares authorized, no par value	214,351	140,422	89,937	6,989

Net asset value	$11.70	$12.06	$12.37	$12.47

Investor A:
Net assets	$5,312,113	$3,493,376	$1,090,618	$28,677

Shares outstanding, unlimited number of shares authorized, no par value	454,174	289,742	88,160	2,298

Net asset value	$11.70	$12.06	$12.37	$12.48

Maximum offering price per share (100/94.75 of net asset value)	$12.35	$12.73	$13.06	$13.17

Investor C:
Net assets	$38,355	$63,492	$47,174	$101,642

Shares outstanding, unlimited number of shares authorized, no par value	3,280	5,279	3,828	8,186

Net asset value	$11.69	$12.03	$12.32	$12.42

Class K:
Net assets	$1,696,061	$1,119,280	$275,855	$24,980

Shares outstanding, unlimited number of shares authorized, no par value	144,790	92,621	22,283	2,001

Net asset value	$11.71	$12.08	$12.38	$12.48

Class R:
Net assets	$23,448	$24,153	$24,722	$24,912

Shares outstanding, unlimited number of shares authorized, no par value	2,002	2,000	2,000	2,000

Net asset value	$11.71	$12.07 [1]	$12.36	$12.46

[1]	The net asset value is calculated based on net assets of $24,152.50 and shares outstanding of 2,000.40.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	15

Statements of Operations	BlackRock Funds III

Six Months Ended June 30, 2011 (Unaudited)	LifePath 2025 Portfolio	LifePath 2035 Portfolio	LifePath 2045 Portfolio	LifePath 2055 Portfolio
Investment Income
Net investment income allocated from the applicable Master Portfolio:
Dividends	$62,996	$48,417	$20,760	$2,529
Interest	31,788	12,764	2,269	66
Securities lending – affiliated	222	244	60	14
Income – affiliated	107	74	30	4
Expenses	(34,743)	(29,267)	(22,624)	(18,188)
Fees waived	28,333	25,449	21,325	18,034

Total income	88,703	57,681	21,820	2,459

Expenses
Administration	11,470	7,648	3,194	439
Service – Investor A	3,818	2,469	699	48
Service and distribution – Investor C	147	215	162	264
Service and distribution – Class R	58	59	60	61
Professional	8,833	8,833	8,833	8,833

Total expenses	24,326	19,224	12,948	9,645
Less fees waived and/or reimbursed by administrator	(8,833)	(8,833)	(8,833)	(8,833)

Total expenses after fees waived	15,493	10,391	4,115	812

Net investment income	73,210	47,290	17,705	1,647

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolios
Net realized gain from investments, financial futures contracts and swaps	157,095	117,485	45,119	6,385
Net change in unrealized appreciation/depreciation on investments, financial futures contracts and swaps	(104,575)	(82,691)	(25,330)	(1,928)

Total realized and unrealized gain	52,520	34,794	19,789	4,457

Net Increase in Net Assets Resulting from Operations	$125,730	$82,084	$37,494	$6,104

See Notes to Financial Statements.

16	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Changes in Net Assets	BlackRock Funds III

	LifePath 2025 Portfolio		LifePath 2035 Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Operations
Net investment income	$73,210	$916	$47,290	$922
Net realized gain	157,095	210	117,485	405
Net change in unrealized appreciation/depreciation	(104,575)	16,091	(82,691)	19,745

Net increase in net assets resulting from operations	125,730	17,217	82,084	21,072

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(19,164)	(214)	(12,640)	(196)
Investor A	(38,090)	(186)	(24,179)	(200)
Investor C	(167)	(105)	(285)	(161)
Class K	(16,201)	(253)	(10,331)	(235)
Class R	(130)	(159)	(127)	(139)
Net realized gain:
Institutional	(7)	(845)	(5)	(955)
Investor A	(16)	(845)	(9)	(1,115)
Investor C	–	(843)	–	(1,225)
Class K	(5)	(846)	(3)	(956)
Class R	–	(844)	–	(954)

Decrease in net assets resulting from dividends and distributions to shareholders	(73,780)	(5,140)	(47,579)	(6,136)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	9,413,524	100,186	6,233,185	111,168

Net Assets
Total increase in net assets	9,465,474	112,263	6,267,690	126,104
Beginning of period	112,263	–	126,104	–

End of period	$9,577,737	$112,263	$6,393,794	$126,104

Undistributed (distributions in excess of) net investment income	$(543)	$6	$(278)	$(6)

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	17

Statements of Changes in Net Assets (concluded)	BlackRock Funds III

	LifePath 2045 Portfolio		LifePath 2055 Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Operations
Net investment income	$17,705	$872	$1,647	$862
Net realized gain	45,119	712	6,385	878
Net change in unrealized appreciation/depreciation	(25,330)	22,243	(1,928)	23,703

Net increase in net assets resulting from operations	37,494	23,827	6,104	25,443

Dividends and Distributions to Shareholders From
Net investment income:
Institutional	(8,384)	(197)	(676)	(188)
Investor A	(6,728)	(169)	(139)	(173)
Investor C	(209)	(123)	(486)	(128)
Class K	(2,352)	(237)	(228)	(218)
Class R	(128)	(153)	(130)	(158)
Net realized gain:
Institutional	(147)	(1,204)	(178)	(1,228)
Investor A	(145)	(1,203)	(59)	(1,228)
Investor C	(6)	(1,203)	(208)	(1,228)
Class K	(36)	(1,205)	(51)	(1,229)
Class R	(3)	(1,203)	(51)	(1,228)

Decrease in net assets resulting from dividends and distributions to shareholders	(18,138)	(6,897)	(2,206)	(7,006)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	2,414,478	100,051	145,003	100,010

Net Assets
Total increase in net assets	2,433,834	116,981	148,901	118,447
Beginning of period	116,981	–	118,447	–

End of period	$2,550,815	$116,981	$267,348	$118,447

Undistributed (distributions in excess of) net investment income	$(103)	$(6)	$(9)	$3

[1]	Commencement of operations.

See Notes to Financial Statements.

18	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights	LifePath 2025 Portfolio

	Institutional
	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$11.21	$10.00

Net investment income[2]	0.19	0.11
Net realized and unrealized gain	0.41	1.63

Net increase from investment operations	0.60	1.74

Dividends and distributions from:
Net investment income	(0.11)	(0.11)
Net realized gain	(0.00)[3]	(0.42)

Total dividends and distributions	(0.11)	(0.53)

Net asset value, end of period	$11.70	$11.21

Total Investment Return[4,5]
Based on net asset value	5.34%	17.40%

Ratios to Average Net Assets[6,7]
Total expenses	1.00%[8]	24.41%

Total expenses after fees waived	0.73%[8]	0.73%

Net investment income	3.29%[8]	1.93%

Supplemental Data
Net assets, end of period (000)	$2,508	$22

Portfolio turnover of the Master Portfolio	17%	2%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Rounds to less than $0.01.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which include gross expenses.

[7]	Annualized.
[8]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.92%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	19

Financial Highlights (continued)	LifePath 2025 Portfolio

	Investor A
	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$11.21	$10.00

Net investment income[2]	0.14	0.09
Net realized and unrealized gain	0.44	1.63

Net increase from investment operations	0.58	1.72

Dividends and distributions from:
Net investment income	(0.09)	(0.09)
Net realized gain	(0.00)[3]	(0.42)

Total dividends and distributions	(0.09)	(0.51)

Net asset value, end of period	$11.70	$11.21

Total Investment Return[4,5]
Based on net asset value	5.22%	17.26%

Ratios to Average Net Assets[6,7]
Total expenses	1.29%[8]	24.68%

Total expenses after fees waived	0.98%[8]	0.98%

Net investment income	2.40%[8]	1.67%

Supplemental Data
Net assets, end of period (000)	$5,312	$22

Portfolio turnover of the Master Portfolio	17%	2%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Rounds to less than $0.01.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which include gross expenses.

[7]	Annualized.
[8]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.99%.

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	LifePath 2025 Portfolio

	Investor C
	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$11.21	$10.00

Net investment income[2]	0.07	0.05
Net realized and unrealized gain	0.46	1.63

Net increase from investment operations	0.53	1.68

Dividends and distributions from:
Net investment income	(0.05)	(0.05)
Net realized gain	–	(0.42)

Total dividends and distributions	(0.05)	(0.47)

Net asset value, end of period	$11.69	$11.21

Total Investment Return[3,4]
Based on net asset value	4.74%	16.84%

Ratios to Average Net Assets[5,6]
Total expenses	2.04%[7]	25.46%

Total expenses after fees waived	1.72%[7]	1.72%

Net investment income	1.28%[7]	0.95%

Supplemental Data
Net assets, end of period (000)	$38	$22

Portfolio turnover of the Master Portfolio	17%	2%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which include gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.97%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	21

Financial Highlights (continued)	LifePath 2025 Portfolio

	Class K
	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$11.21	$10.00

Net investment income[2]	0.14	0.13
Net realized and unrealized gain	0.47	1.63

Net increase from investment operations	0.61	1.76

Dividends and distributions from:
Net investment income	(0.11)	(0.13)
Net realized gain	(0.00)[3]	(0.42)

Total dividends and distributions	(0.11)	(0.55)

Net asset value, end of period	$11.71	$11.21

Total Investment Return[4,5]
Based on net asset value	5.47%	17.60%

Ratios to Average Net Assets[6,7]
Total expenses	0.67%[8]	24.05%

Total expenses after fees waived	0.36%[8]	0.38%

Net investment income	2.38%[8]	2.29%

Supplemental Data
Net assets, end of period (000)	$1,696	$22

Portfolio turnover of the Master Portfolio	17%	2%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Rounds to less than $0.01.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which include gross expenses.

[7]	Annualized.
[8]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 0.99%.

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (concluded)	LifePath 2025 Portfolio

	Class R
	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$11.21	$10.00

Net investment income[2]	0.09	0.08
Net realized and unrealized gain	0.47	1.63

Net increase from investment operations	0.56	1.71

Dividends and distributions from:
Net investment income	(0.06)	(0.08)
Net realized gain	–	(0.42)

Total dividends and distributions	(0.06)	(0.50)

Net asset value, end of period	$11.71	$11.21

Total Investment Return[3,4]
Based on net asset value	5.04%	17.12%

Ratios to Average Net Assets[5,6]
Total expenses	1.55%[7]	24.94%

Total expenses after fees waived	1.21%[7]	1.23%

Net investment income	1.55%[7]	1.43%

Supplemental Data
Net assets, end of period (000)	$23	$22

Portfolio turnover of the Master Portfolio	17%	2%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which include gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 1.03%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	23

Financial Highlights	LifePath 2035 Portfolio

	Institutional
	Six Months	Period
	Ended	June 30,
	June 30,	2010[1] to
	2011	December 31,
	(Unaudited)	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.52	$10.00

Net investment income[2]	0.19	0.11
Net realized and unrealized gain	0.46	1.99

Net increase from investment operations	0.65	2.10

Dividends and distributions from:
Net investment income	(0.11)	(0.10)
Net realized gain	(0.00)[3]	(0.48)

Total dividends and distributions	(0.11)	(0.58)

Net asset value, end of period	$12.06	$11.52

Total Investment Return[4,5]
Based on net asset value	5.61%	20.96%

Ratios to Average Net Assets[6,7]
Total expenses	1.13%[8]	24.07%

Total expenses after fees waived	0.70%[8]	0.71%

Net investment income	3.27%[8]	1.88%

Supplemental Data
Net assets, end of period (000)	$1,693	$23

Portfolio turnover of the Master Portfolio	12%	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Rounds to less than $0.01.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which include gross expenses.

[7]	Annualized.
[8]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 1.25%.

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	LifePath 2035 Portfolio

	Investor A
	Six Months	Period
	Ended	June 30,
	June 30,	2010[1] to
	2011	December 31,
	(Unaudited)	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.51	$10.00

Net investment income[2]	0.14	0.10
Net realized and unrealized gain	0.50	1.98

Net increase from investment operations	0.64	2.08

Dividends and distributions from:
Net investment income	(0.09)	(0.09)
Net realized gain	(0.00)[3]	(0.48)

Total dividends and distributions	(0.09)	(0.57)

Net asset value, end of period	$12.06	$11.51

Total Investment Return[4,5]
Based on net asset value	5.58%	20.74%

Ratios to Average Net Assets[6,7]
Total expenses	1.41%[8]	22.59%

Total expenses after fees waived	0.95%[8]	0.96%

Net investment income	2.36%[8]	1.71%

Supplemental Data
Net assets, end of period (000)	$3,493	$27

Portfolio turnover of the Master Portfolio	12%	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Rounds to less than $0.01.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which include gross expenses.

[7]	Annualized.
[8]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 1.35%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	25

Financial Highlights (continued)	LifePath 2035 Portfolio

	Investor C
	Six Months	Period
	Ended	June 30,
	June 30,	2010[1] to
	2011	December 31,
	(Unaudited)	2010
Per Share Operating Performance
Net asset value, beginning of period	$11.49	$10.00

Net investment income[2]	0.08	0.05
Net realized and unrealized gain	0.51	1.98

Net increase from investment operations	0.59	2.03

Dividends and distributions from:
Net investment income	(0.05)	(0.06)
Net realized gain	–	(0.48)

Total dividends and distributions	(0.05)	(0.54)

Net asset value, end of period	$12.03	$11.49

Total Investment Return[3,4]
Based on net asset value	5.17%	20.30%

Ratios to Average Net Assets[5,6]
Total expenses	2.15%[7]	25.11%

Total expenses after fees waived	1.70%[7]	1.70%

Net investment income	1.29%[7]	0.89%

Supplemental Data
Net assets, end of period (000)	$63	$30

Portfolio turnover of the Master Portfolio	12%	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which include gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 1.24%.

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	LifePath 2035 Portfolio

	Class K
	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$11.52	$10.00

Net investment income[2]	0.13	0.13
Net realized and unrealized gain	0.54	1.99

Net increase from investment operations	0.67	2.12

Dividends and distributions from:
Net investment income	(0.11)	(0.12)
Net realized gain	(0.00)[3]	(0.48)

Total dividends and distributions	(0.11)	(0.60)

Net asset value, end of period	$12.08	$11.52

Total Investment Return[4,5]
Based on net asset value	5.83%	21.16%

Ratios to Average Net Assets[6,7]
Total expenses	0.82%[8]	23.70%

Total expenses after fees waived	0.34%[8]	0.36%

Net investment income	2.23%[8]	2.23%

Supplemental Data
Net assets, end of period (000)	$1,119	$23

Portfolio turnover of the Master Portfolio	12%	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Rounds to less than $0.01.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which include gross expenses.

[7]	Annualized.
[8]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 1.35%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	27

Financial Highlights (concluded)	LifePath 2035 Portfolio

	Class R
	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$11.52	$10.00

Net investment income[2]	0.08	0.08
Net realized and unrealized gain	0.53	1.99

Net increase from investment operations	0.61	2.07

Dividends and distributions from:
Net investment income	(0.06)	(0.07)
Net realized gain	–	(0.48)

Total dividends and distributions	(0.06)	(0.55)

Net asset value, end of period	$12.07	$11.52

Total Investment Return[3,4]
Based on net asset value	5.33%	20.67%

Ratios to Average Net Assets[5,6]
Total expenses	1.68%[7]	24.60%

Total expenses after fees waived	1.20%[7]	1.22%

Net investment income	1.38%[7]	1.39%

Supplemental Data
Net assets, end of period (000)	$24	$23

Portfolio turnover of the Master Portfolio	12%	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which include gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 1.35%.

See Notes to Financial Statements.

28	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights	LifePath 2045 Portfolio

	Institutional
	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$11.70	$10.00

Net investment income[2]	0.16	0.10
Net realized and unrealized gain	0.61	2.30

Net increase from investment operations	0.77	2.40

Dividends and distributions from:
Net investment income	(0.10)	(0.10)
Net realized gain	(0.00)[3]	(0.60)

Total dividends and distributions	(0.10)	(0.70)

Net asset value, end of period	$12.37	$11.70

Total Investment Return[4,5]
Based on net asset value	6.58%	24.01%

Ratios to Average Net Assets[6,7]
Total expenses	1.95%[8]	23.73%

Total expenses after fees waived	0.68%[8]	0.68%

Net investment income	2.69%[8]	1.81%

Supplemental Data
Net assets, end of period (000)	$1,112	$23

Portfolio turnover of the Master Portfolio	29%	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Rounds to less than $0.01.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which include gross expenses.

[7]	Annualized.
[8]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.32%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	29

Financial Highlights (continued)	LifePath 2045 Portfolio

	Investor A
	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$11.70	$10.00

Net investment income[2]	0.15	0.09
Net realized and unrealized gain	0.61	2.29

Net increase from investment operations	0.76	2.38

Dividends and distributions from:
Net investment income	(0.09)	(0.08)
Net realized gain	(0.00)[3]	(0.60)

Total dividends and distributions	(0.09)	(0.68)

Net asset value, end of period	$12.37	$11.70

Total Investment Return[4,5]
Based on net asset value	6.47%	23.86%

Ratios to Average Net Assets[6,7]
Total expenses	1.97%[8]	24.00%

Total expenses after fees waived	0.93%[8]	0.93%

Net investment income	2.43%[8]	1.56%

Supplemental Data
Net assets, end of period (000)	$1,091	$23

Portfolio turnover of the Master Portfolio	29%	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Rounds to less than $0.01.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which include gross expenses.

[7]	Annualized.
[8]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 2.34%.

See Notes to Financial Statements.

30	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	LifePath 2045 Portfolio

	Investor C
	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$11.67	$10.00

Net investment income[2]	0.07	0.05
Net realized and unrealized gain	0.63	2.28

Net increase from investment operations	0.70	2.33

Dividends and distributions from:
Net investment income	(0.05)	(0.06)
Net realized gain	(0.00)[3]	(0.60)

Total dividends and distributions	(0.05)	(0.66)

Net asset value, end of period	$12.32	$11.67

Total Investment Return[4,5]
Based on net asset value	6.05%	23.33%

Ratios to Average Net Assets[6,7]
Total expenses	2.95%[8]	24.78%

Total expenses after fees waived	1.67%[8]	1.69%

Net investment income	1.10%[8]	0.81%

Supplemental Data
Net assets, end of period (000)	$47	$23

Portfolio turnover of the Master Portfolio	29%	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Rounds to less than $0.01.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which include gross expenses.

[7]	Annualized.
[8]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 2.87%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	31

Financial Highlights (continued)	LifePath 2045 Portfolio

	Class K
	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$11.70	$10.00

Net investment income[2]	0.13	0.12
Net realized and unrealized gain	0.66	2.30

Net increase from investment operations	0.79	2.42

Dividends and distributions from:
Net investment income	(0.11)	(0.12)
Net realized gain	(0.00)[3]	(0.60)

Total dividends and distributions	(0.11)	(0.72)

Net asset value, end of period	$12.38	$11.70

Total Investment Return[4,5]
Based on net asset value	6.74%	24.22%

Ratios to Average Net Assets[6,7]
Total expenses	1.74%[8]	23.37%

Total expenses after fees waived	0.32%[8]	0.33%

Net investment income	2.08%[8]	2.17%

Supplemental Data
Net assets, end of period (000)	$276	$23

Portfolio turnover of the Master Portfolio	29%	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Rounds to less than $0.01.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which include gross expenses.

[7]	Annualized.
[8]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.23%.

See Notes to Financial Statements.

32	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (concluded)	LifePath 2045 Portfolio

	Class R
	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$11.69	$10.00

Net investment income[2]	0.07	0.07
Net realized and unrealized gain	0.66	2.30

Net increase from investment operations	0.73	2.37

Dividends and distributions from:
Net investment income	(0.06)	(0.08)
Net realized gain	(0.00)[3]	(0.60)

Total dividends and distributions	(0.06)	(0.68)

Net asset value, end of period	$12.36	$11.69

Total Investment Return[4,5]
Based on net asset value	6.29%	23.68%

Ratios to Average Net Assets[6,7]
Total expenses	2.58%[8]	24.26%

Total expenses after fees waived	1.17%[8]	1.19%

Net investment income	1.20%[8]	1.31%

Supplemental Data
Net assets, end of period (000)	$25	$23

Portfolio turnover of the Master Portfolio	29%	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Rounds to less than $0.01.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which include gross expenses.

[7]	Annualized.
[8]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.21%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	33

Financial Highlights	LifePath 2055 Portfolio

	Institutional
	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$11.85	$10.00

Net investment income[2]	0.15	0.10
Net realized and unrealized gain	0.60	2.45

Net increase from investment operations	0.75	2.55

Dividends and distributions from:
Net investment income	(0.10)	(0.09)
Net realized gain	(0.03)	(0.61)

Total dividends and distributions	(0.13)	(0.70)

Net asset value, end of period	$12.47	$11.85

Total Investment Return[3,4]
Based on net asset value	6.31%	25.58%

Ratios to Average Net Assets[5,6]
Total expenses	10.65%[7]	23.56%

Total expenses after fees waived	0.66%[7]	0.66%

Net investment income	2.38%[7]	1.78%

Supplemental Data
Net assets, end of period (000)	$87	$24

Portfolio turnover of the Master Portfolio	46%	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which include gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 21.55%.

See Notes to Financial Statements.

34	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	LifePath 2055 Portfolio

	Investor A
	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$11.85	$10.00

Net investment income[2]	0.06	0.09
Net realized and unrealized gain	0.66	2.46

Net increase from investment operations	0.72	2.55

Dividends and distributions from:
Net investment income	(0.06)	(0.09)
Net realized gain	(0.03)	(0.61)

Total dividends and distributions	(0.09)	(0.70)

Net asset value, end of period	$12.48	$11.85

Total Investment Return[3,4]
Based on net asset value	6.04%	25.50%

Ratios to Average Net Assets[5,6]
Total expenses	9.76%[7]	23.83%

Total expenses after fees waived	0.91%[7]	0.91%

Net investment income	1.02%[7]	1.53%

Supplemental Data
Net assets, end of period (000)	$29	$24

Portfolio turnover of the Master Portfolio	46%	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which include gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 17.39%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	35

Financial Highlights (continued)	LifePath 2055 Portfolio

	Investor C
	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$11.82	$10.00

Net investment income[2]	0.10	0.04
Net realized and unrealized gain	0.59	2.45

Net increase from investment operations	0.69	2.49

Dividends and distributions from:
Net investment income	(0.06)	(0.06)
Net realized gain	(0.03)	(0.61)

Total dividends and distributions	(0.09)	(0.67)

Net asset value, end of period	$12.42	$11.82

Total Investment Return[3,4]
Based on net asset value	5.80%	24.98%

Ratios to Average Net Assets[5,6]
Total expenses	10.40%[7]	24.62%

Total expenses after fees waived	1.66%[7]	1.67%

Net investment income	1.66%[7]	0.78%

Supplemental Data
Net assets, end of period (000)	$102	$24

Portfolio turnover of the Master Portfolio	46%	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which include gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 16.55%.

See Notes to Financial Statements.

36	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	LifePath 2055 Portfolio

	Class K
	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$11.86	$10.00

Net investment income[2]	0.12	0.12
Net realized and unrealized gain	0.64	2.46

Net increase from investment operations	0.76	2.58

Dividends and distributions from:
Net investment income	(0.11)	(0.11)
Net realized gain	(0.03)	(0.61)

Total dividends and distributions	(0.14)	(0.72)

Net asset value, end of period	$12.48	$11.86

Total Investment Return[3,4]
Based on net asset value	6.41%	25.84%

Ratios to Average Net Assets[5,6]
Total expenses	9.27%[7]	23.20%

Total expenses after fees waived	0.31%[7]	0.31%

Net investment income	2.00%[7]	2.14%

Supplemental Data
Net assets, end of period (000)	$25	$24

Portfolio turnover of the Master Portfolio	46%	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which include gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 18.96%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	37

Financial Highlights (concluded)	LifePath 2055 Portfolio

	Class R
	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Per Share Operating Performance
Net asset value, beginning of period	$11.84	$10.00

Net investment income[2]	0.07	0.07
Net realized and unrealized gain	0.64	2.46

Net increase from investment operations	0.71	2.53

Dividends and distributions from:
Net investment income	(0.06)	(0.08)
Net realized gain	(0.03)	(0.61)

Total dividends and distributions	(0.09)	(0.69)

Net asset value, end of period	$12.46	$11.84

Total Investment Return[3,4]
Based on net asset value	6.00%	25.33%

Ratios to Average Net Assets[5,6]
Total expenses	10.11%[7]	24.09%

Total expenses after fees waived	1.16%[7]	1.16%

Net investment income	1.14%[7]	1.29%

Supplemental Data
Net assets, end of period (000)	$25	$24

Portfolio turnover of the Master Portfolio	46%	1%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]

Includes the LifePath Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the period ended December 31, 2010 which include gross expenses.

[6]	Annualized.
[7]	Ratio includes the LifePath Portfolio’s share of the Master Portfolio’s allocated fees waived of 18.96%.

See Notes to Financial Statements.

38	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (Unaudited)	BlackRock Funds III

1. Organization and Significant Accounting Policies:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust. The LifePath Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The financial statements and these accompanying notes relate to four series of the Trust: LifePath 2025 Portfolio, LifePath 2035 Portfolio, LifePath 2045 Portfolio and LifePath 2055 Portfolio (each, a “LifePath Portfolio” and collectively, the “LifePath Portfolios”). Each LifePath Portfolio seeks to achieve its investment objective by investing substantially all of its assets in a separate series of Master Investment Portfolio (“MIP”): LifePath 2025 Master Portfolio, LifePath 2035 Master Portfolio, LifePath 2045 Master Portfolio and LifePath 2055 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding LifePath Portfolio. The performance of a LifePath Portfolio is directly affected by the performance of its corresponding Master Portfolio.

The value of each LifePath Portfolio’s investment in its corresponding Master Portfolio reflects that LifePath Portfolio’s interest in the net assets of that Master Portfolio (99.87%, 99.80%, 99.49% and 95.27% for the LifePath 2025 Portfolio, LifePath 2035 Portfolio, LifePath 2045 Portfolio and LifePath 2055 Portfolio, respectively, as of June 30, 2011).

Each LifePath Portfolio offers multiple classes of shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold without a sales charge and only to certain retirement or similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the LifePath Portfolios:

Valuation: US GAAP defines fair value as the price the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Portfolios’ policy is to fair value their financial instruments at market value. The LifePath Portfolios record their investments in the Master Portfolio at fair value based on the LifePath Portfolio’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on trade date basis. Each LifePath Portfolio records daily its proportionate share of its Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, each LifePath Portfolio accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the LifePath Portfolios’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The LifePath Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the LifePath Portfolio’s US federal tax return may remain open for the year ended December 31, 2010. The statute of limitations on the LifePath Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a LifePath Portfolio or its classes are charged to that LifePath Portfolio or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the LifePath Portfolio are allocated daily to each class based on its relative net assets.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc.

BLACKROCK FUNDS III	JUNE 30, 2011	39

Notes to Financial Statements (continued)	BlackRock Funds III

(“BlackRock”). Due to the ownership structure, PNC is an affiliate of the LifePath Portfolios for 1940 Act purposes, but Barclays is not.

The Trust entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC, in consideration thereof, has agreed to bear all of the LifePath Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Portfolios. BTC is entitled to receive for these administration services an annual fee of 0.50% based on the average daily net assets of each LifePath Portfolio’s Institutional, Investor A, Investor C and Class R Shares and 0.15% based on the average net assets of the Class K Shares.

From time to time, BTC may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Portfolio and, accordingly, have a favorable impact on its performance. BTC may delegate certain of its administration duties to sub-administrators.

The fees of the Trust’s independent registered public accounting firm and legal counsel (the “independent expenses”) are paid directly by the LifePath Portfolios. BTC, has contractually agreed to provide an offsetting credit against the administration fees paid by the LifePath Portfolios in an amount equal to the independent expenses through April 30, 2021. These amounts are included in fees waived by administrator in the Statements of Operations.

The LifePath Portfolios entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the LifePath Portfolio’s pay BRIL ongoing service and distribution fees.

The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the share classes as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	–
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Life-Path Portfolio. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A, Investor C and Class R shareholders.

For the six months ended June 30, 2011, affiliates earned underwriting discounts, direct commissions and/or dealer concessions on sales of each LifePath Portfolio’s Investor A Shares as follows:

Investor A
LifePath 2025 Portfolio	$31
LifePath 2035 Portfolio	$42
LifePath 2045 Portfolio	$86

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”)), serves as transfer agent and dividend disbursing agent. Transfer agency fees borne by each LifePath Portfolio are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

3. Capital Share Transactions:

Transactions in capital shares for each share class were as follows:

	Six Months Ended June 30, 2011		Period Ended December 31, 2010[1]
LifePath 2025 Portfolio	Shares	Amount	Shares	Amount

Institutional
Shares sold	221,029	$2,619,601	2,000	$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	1,621	18,953	5	52

Total issued	222,650	2,638,554	2,005	20,052
Shares redeemed	(10,304)	(120,043)	–	–

Net increase	212,346	$2,518,511	2,005	$20,052

40	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (continued)	BlackRock Funds III

	Six Months Ended June 30, 2011		Period Ended December 31, 2010[1]
LifePath 2025 Portfolio (concluded)	Shares	Amount	Shares	Amount

Investor A
Shares sold	517,660	$6,024,174	2,000	$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	3,242	37,882	4	39

Total issued	520,902	6,062,056	2,004	20,039
Shares redeemed	(68,732)	(791,788)	–	–

Net increase	452,170	$5,270,268	2,004	$20,039

Investor C
Shares sold	1,274	$14,741	2,000	$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	6	65	–	–

Total issued	1,280	14,806	2,000	20,000

Net increase	1,280	$14,806	2,000	$20,000

Class K
Shares sold	260,219	$2,944,332	2,000	$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	1,366	15,979	6	70

Total issued	261,585	2,960,311	2,006	20,070
Shares redeemed	(118,801)	(1,350,372)	–	–

Net increase	142,784	$1,609,939	2,006	$20,070

Class R
Shares sold	–	$–	2,000	$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	–	–	2	25

Total issued	–	–	2,002	20,025

Net increase	–	$–	2,002	$20,025

[1] For the period from June 30, 2010 (commencement of operations) to December 31, 2010.

	Six Months Ended June 30, 2011		Period Ended December 31, 2010[1]
LifePath 2035 Portfolio	Shares	Amount	Shares	Amount

Institutional
Shares sold	139,234	$1,705,152	2,000	$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	1,031	12,433	3	31

Total issued	140,265	1,717,585	2,003	20,031
Shares redeemed	(1,846)	(22,261)	–	–

Net increase	138,419	$1,695,324	2,003	$20,031

Investor A
Shares sold	318,339	$3,826,223	2,337	$23,769
Shares issued to shareholders in reinvestment of dividends and distributions	1,992	24,005	18	209

Total issued	320,331	3,850,228	2,355	23,978
Shares redeemed	(32,941)	(391,464)	(3)	(30)

Net increase	287,390	$3,458,764	2,352	$23,948

BLACKROCK FUNDS III	JUNE 30, 2011	41

Notes to Financial Statements (continued)	BlackRock Funds III

	Six Months Ended June 30, 2011		Period Ended December 31, 2010[1]
LifePath 2035 Portfolio (concluded)	Shares	Amount	Shares		Amount

Investor C
Shares sold	2,669	$31,751	2,568		$26,828
Shares issued to shareholders in reinvestment of dividends and distributions	15	177	27		307

Total issued	2,684	31,928	2,595		27,135

Net increase	2,684	$31,928	2,595		$27,135

Class K
Shares sold	119,984	$1,399,567	2,000		$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	838	10,111	4		50

Total issued	120,822	1,409,678	2,004		20,050
Shares redeemed	(30,205)	(362,509)	–		–

Net increase	90,617	$1,047,169	2,004		$20,050

Class R
Shares sold	–	$–	2,000		$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	–	–	0	[2]	4

Total issued	–	–	2,000		20,004

Net increase	–	$–	2,000		$20,004

[1] For the period from June 30, 2010 (commencement of operations) to December 31, 2010.
[2] Rounds to less than $1.

LifePath 2045 Portfolio

Institutional
Shares sold	89,668	$1,105,261	2,000		$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	674	8,331	1		15

Total issued	90,342	1,113,592	2,001		20,015
Shares redeemed	(2,406)	(30,026)	–		–

Net increase	87,936	$1,083,566	2,001		$20,015

Investor A
Shares sold	92,628	$1,146,546	2,000		$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	542	6,699	0	[2]	2

Total issued	93,170	1,153,245	2,000		20,002
Shares redeemed	(7,010)	(85,020)	–		–

Net increase	86,160	$1,068,225	2,000		$20,002

Investor C
Shares sold	3,102	$37,761	2,000		$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	8	103	–		–

Total issued	3,110	37,864	2,000		20,000
Shares redeemed	(1,282)	(15,642)	–		–

Net increase	1,828	$22,222	2,000		$20,000

42	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (continued)	BlackRock Funds III

	Six Months Ended June 30, 2011		Period Ended December 31, 2010[1]
LifePath 2045 Portfolio (concluded)	Shares	Amount	Shares	Amount

Class K
Shares sold	20,524	$243,475	2,000	$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	175	2,172	3	34

Total issued	20,699	245,647	2,003	20,034
Shares redeemed	(419)	(5,182)	–	–

Net increase	20,280	$240,465	2,003	$20,034

Class R
Shares sold	–	$–	2,000	$20,000

Total issued	–	–	2,000	20,000

Net increase	–	$–	2,000	$20,000

[1] For the period from June 30, 2010 (commencement of operations) to December 31, 2010.
[2] Rounds to less than $1.

LifePath 2055 Portfolio

Institutional
Shares sold	4,964	$61,553	2,000	$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	48	598	–	–

Total issued	5,012	62,151	2,000	20,000
Shares redeemed	(23)	(281)	–	–

Net increase	4,989	$61,870	2,000	$20,000

Investor A
Shares sold	11,315	$141,947	2,000	$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	2	25	–	–

Total issued	11,317	141,972	2,000	20,000
Shares redeemed	(11,019)	(136,200)	–	–

Net increase	298	$5,772	2,000	$20,000

Investor C
Shares sold	6,144	$76,837	2,000	$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	42	524	–	–

Total issued	6,186	77,361	2,000	20,000

Net increase	6,186	$77,361	2,000	$20,000

Class K
Shares sold	–	$–	2,000	$20,000
Shares issued to shareholders in reinvestment of dividends and distributions	–	–	1	10

Total issued	–	–	2,001	20,010

Net increase	–	$–	2,001	$20,010

BLACKROCK FUNDS III	JUNE 30, 2011	43

Notes to Financial Statements (continued)	BlackRock Funds III

	Six Months Ended June 30, 2011		Period Ended December 31, 2010[1]
LifePath 2055 Portfolio (concluded)	Shares	Amount	Shares	Amount

Class R
Shares sold	–	$–	2,000	$20,000

Total issued	–	–	2,000	20,000

Net increase	–	$–	2,000	$20,000

[1]	For the period from June 30, 2010 (commencement of operations) to December 31, 2010.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

44	BLACKROCK FUNDS III	JUNE 30, 2011

Master Portfolio Information as of June 30, 2011	Master Investment Portfolio

LifePath 2025 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	61%
Fixed Income Funds	39

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	31%
CoreAlpha Bond Master Portfolio	27
iShares MSCI EAFE Index Fund	11
BlackRock Cash Funds: Institutional, SL Agency Shares	7
iShares S&P MidCap 400 Index Fund	5
iShares MSCI Emerging Markets Index Fund	4
iShares Barclays TIPS Bond Fund	4
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	3
iShares S&P SmallCap 600 Index Fund	2
iShares Cohen & Steers Realty Majors Index Fund	2
iShares MSCI EAFE SmallCap Index Fund	2
iShares MSCI Canada Index Fund	1
BlackRock Cash Funds: Prime, SL Agency Shares	1

LifePath 2035 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	74%
Fixed Income Funds	26

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	38%
CoreAlpha Bond Master Portfolio	16
iShares MSCI EAFE Index Fund	13
BlackRock Cash Funds: Institutional, SL Agency Shares	7
iShares S&P MidCap 400 Index Fund	6
iShares MSCI Emerging Markets Index Fund	5
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	3
iShares Cohen & Steers Realty Majors Index Fund	3
iShares S&P SmallCap 600 Index Fund	2
iShares Barclays TIPS Bond Fund	2
iShares MSCI EAFE SmallCap Index Fund	2
iShares MSCI Canada Index Fund	2
BlackRock Cash Funds: Prime, SL Agency Shares	1

LifePath 2045 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	85%
Fixed Income Funds	15

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	43%
iShares MSCI EAFE Index Fund	15
CoreAlpha Bond Master Portfolio	7
iShares S&P MidCap 400 Index Fund	7
BlackRock Cash Funds: Institutional, SL Agency Shares	6
iShares MSCI Emerging Markets Index Fund	6
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	5
iShares Cohen & Steers Realty Majors Index Fund	3
iShares S&P SmallCap 600 Index Fund	3
iShares MSCI EAFE SmallCap Index Fund	2
iShares MSCI Canada Index Fund	2
BlackRock Cash Funds: Prime, SL Agency Shares	1

BLACKROCK FUNDS III	JUNE 30, 2011	45

Master Portfolio Information as of June 30, 2011 (continued)	Master Investment Portfolio

LifePath 2055 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	93%
Fixed Income Funds	7

Portfolio Holdings	Percent of Affiliated Investment Companies
Active Stock Master Portfolio	44%
iShares MSCI EAFE Index Fund	17
iShares S&P MidCap 400 Index Fund	9
iShares MSCI Emerging Markets Index Fund	7
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	5
BlackRock Cash Funds: Institutional, SL Agency Shares	5
iShares Cohen & Steers Realty Majors Index Fund	4
iShares S&P SmallCap 600 Index Fund	3
iShares MSCI EAFE SmallCap Index Fund	2
iShares MSCI Canada Index Fund	2
CoreAlpha Bond Master Portfolio	1
BlackRock Cash Funds: Prime, SL Agency Shares	1

46	BLACKROCK FUNDS III	JUNE 30, 2011

Master Portfolio Information as of June 30, 2011 (continued)	Master Investment Portfolio

Active Stock Master Portfolio

Sector Allocation	Percent of Long-Term Investments
Information Technology	18%
Financials	17
Health Care	12
Energy	12
Consumer Discretionary	12
Consumer Staples	11
Industrials	10
Materials	3
Utilities	3
Telecommunication Services	2

•

For Master Portfolio compliance purposes, the Master Portfolio’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Ten Largest Holdings	Percent of Long-Term Investments
Exxon Mobil Corp.	4%
Apple, Inc.	4
JPMorgan Chase & Co.	2
Oracle Corp.	2
Philip Morris International, Inc.	2
ConocoPhillips	2
Verizon Communications, Inc.	2
The Coca-Cola Co.	2
Google, Inc., Class A	2
McDonald’s Corp.	1

BLACKROCK FUNDS III	JUNE 30, 2011	47

Master Portfolio Information as of June 30, 2011 (concluded)	Master Investment Portfolio

CoreAlpha Bond Master Portfolio

Portfolio Composition	Percent of Long-Term Investments
U.S. Government Sponsored Agency Securities	68%
Corporate Bonds	14
Asset-Backed Securities	8
U.S. Treasury Obligations	5
Non-Agency Mortgage-Backed Securities	4
Foreign Agency Obligations	1

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	79%
AA/Aa	5
A	6
BBB/Baa	7
BB/Ba	2
B	1

[1]	Using the higher of Standard & Poor’s or Moody’s Investors Service.
[2]

Includes U.S. Government Sponsored Agency Securities which were deemed AAA/Aaa by the investment advisor. On August 5, 2011, Standard & Poor’s lowered the long-term sovereign credit rating on the United States of America to AA+ from AAA.

48	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	LifePath 2025 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 62.5%
Active Stock Master Portfolio		$3,240,990
CoreAlpha Bond Master Portfolio		2,756,453

Total Master Portfolios		5,997,443

Exchange-Traded Funds – 37.3%
iShares Barclays TIPS Bond Fund(a)	3,988	441,232
iShares Cohen & Steers Realty Majors Index Fund(a)	2,725	197,590
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	8,718	273,658
iShares MSCI Canada Index Fund(a)(b)	4,927	156,038
iShares MSCI EAFE Index Fund(a)	18,551	1,115,657
iShares MSCI EAFE Small Cap Index Fund(a)	3,598	156,981
iShares MSCI Emerging Markets Index Fund(a)(b)	9,271	441,300
iShares S&P MidCap 400 Index Fund(a)	5,718	558,649
iShares S&P SmallCap 600 Index Fund(a)(b)	3,286	240,929

Total Exchange-Traded Funds (Cost – $3,580,201*)		3,582,034

Money Market Funds – 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.16%(a)(c)(d)	717,483	717,483
BlackRock Cash Funds: Prime, SL Agency Shares,
0.17%(a)(c)(d)	99,580	99,580

Total Money Market Funds (Cost – $817,063*)		817,063

Total Affiliated Investment Companies – 108.3%		10,396,540
Liabilities in Excess of Other Assets – (8.3)%		(797,916)

Net Assets – 100.0%		$9,598,624

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,397,264

Gross unrealized appreciation	$23,724
Gross unrealized depreciation	(21,891)

Net unrealized depreciation	$1,833

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	595	716,888	[1]	–	717,483	$717,483	–	$301
BlackRock Cash Funds: Prime, SL Agency Shares	–	99,580	[1]	–	99,580	$99,580	–	$29
iShares Barclays TIPS Bond Fund	54	4,819		(885)	3,988	$441,232	$47	$7,750
iShares Cohen & Steers Realty Majors Index Fund	40	3,506		(821)	2,725	$197,590	$(164)	$2,034
iShares FTSE EPRA/NAREIT Developed Real Estate ex- U.S. Index Fund	128	10,425		(1,835)	8,718	$273,658	$(257)	$6,936
iShares MSCI Canada Index Fund	68	5,867		(1,008)	4,927	$156,038	$(250)	$939
iShares MSCI EAFE Index Fund	283	22,920		(4,652)	18,551	$1,115,657	$(4,977)	$20,311
iShares MSCI EAFE Small Cap Index Fund	50	4,287		(739)	3,598	$156,981	$(197)	$1,822
iShares MSCI Emerging Markets Index Fund	138	11,381		(2,248)	9,271	$441,300	$(2,906)	$4,067
iShares S&P MidCap 400 Index Fund	93	7,249		(1,624)	5,718	$558,649	$1,165	$2,138
iShares S&P SmallCap 600 Index Fund	56	4,179		(949)	3,286	$240,929	$210	$722

[1]	Represents net activity.
(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputsother than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	49

Schedule of Investments (concluded)	LifePath 2025 Master Portfolio

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$5,997,443	–	$5,997,443
Exchange-Traded Funds	$3,582,034	–	–	3,582,034
Money Market Funds	817,063	–	–	817,063

Total	$4,399,097	$5,997,443	–	$10,396,540

See Notes to Financial Statements.

50	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	LifePath 2035 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 58.2%
Active Stock Master Portfolio		$2,621,818
CoreAlpha Bond Master Portfolio		1,109,854

Total Master Portfolios		3,731,672

Exchange-Traded Funds – 41.6%
iShares Barclays TIPS Bond Fund(a)	1,313	145,270
iShares Cohen & Steers Realty Majors Index Fund(a)	2,547	184,683
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	7,872	247,102
iShares MSCI Canada Index Fund(a)(b)	3,952	125,160
iShares MSCI EAFE Index Fund(a)	14,861	893,741
iShares MSCI EAFE Small Cap Index Fund(a)	2,887	125,960
iShares MSCI Emerging Markets Index Fund(a)(b)	7,437	354,001
iShares S&P MidCap 400 Index Fund(a)	4,284	418,547
iShares S&P SmallCap 600 Index Fund(a)(b)	2,353	172,522

Total Exchange-Traded Funds (Cost – $2,658,164*)		2,666,986

Money Market Funds – 9.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.16%(a)(c)(d)	519,168	519,168
BlackRock Cash Funds: Prime, SL Agency Shares,
0.17%(a)(c)(d)	71,151	71,151

Total Money Market Funds (Cost – $590,319*)		590,319

Total Affiliated Investment Companies – 109.0%		6,988,977
Liabilities in Excess of Other Assets – (9.0)%		(577,540)

Net Assets – 100.0%		$6,411,437

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,248,483

Gross unrealized appreciation	$20,423
Gross unrealized depreciation	(11,601)

Net unrealized depreciation	$8,822

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	1,969	517,199	[1]	–	519,168	$519,168	–	$245
BlackRock Cash Funds: Prime, SL Agency Shares	–	71,151	[1]	–	71,151	$71,151	–	$74
iShares Barclays TIPS Bond Fund	26	1,489		(202)	1,313	$145,270	$(30)	$2,581
iShares Cohen & Steers Realty Majors Index Fund	69	2,858		(380)	2,547	$184,683	$10	$2,014
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	198	8,844		(1,170)	7,872	$247,102	$(847)	$6,527
iShares MSCI Canada Index Fund	87	4,422		(557)	3,952	$125,160	$(415)	$739
iShares MSCI EAFE Index Fund	359	16,984		(2,482)	14,861	$893,741	$(1,822)	$16,649
iShares MSCI EAFE Small Cap Index Fund	64	3,321		(408)	2,887	$125,960	$(393)	$1,486
iShares MSCI Emerging Markets Index Fund	185	8,304		(1,052)	7,437	$354,001	$(2,248)	$3,308
iShares S&P MidCap 400 Index Fund	107	4,904		(727)	4,284	$418,547	$(21)	$1,575
iShares S&P SmallCap 600 Index Fund	65	2,678		(390)	2,353	$172,522	$(182)	$517

[1]	Represents net activity.
(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	51

Schedule of Investments (concluded)	LifePath 2035 Master Portfolio

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$3,731,672	–	$3,731,672
Exchange-Traded Funds	$2,666,986	–	–	2,666,986
Money Market Funds	590,319	–	–	590,319

Total	$3,257,305	$3,731,672	–	$6,988,977

See Notes to Financial Statements.

52	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	LifePath 2045 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 54.7%
Active Stock Master Portfolio		$1,200,755
CoreAlpha Bond Master Portfolio		206,720

Total Master Portfolios		1,407,475

Exchange-Traded Funds – 45.1%
iShares Cohen & Steers Realty Majors Index Fund(a)	1,293	93,755
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)	3,942	123,739
iShares MSCI Canada Index Fund(a)	1,751	55,454
iShares MSCI EAFE Index Fund(a)	6,801	409,012
iShares MSCI EAFE Small Cap Index Fund(a)	1,271	55,454
iShares MSCI Emerging Markets Index Fund(a)(b)	3,330	158,508
iShares S&P MidCap 400 Index Fund(a)	1,920	187,584
iShares S&P SmallCap 600 Index Fund(a)	1,034	75,813

Total Exchange-Traded Funds (Cost – $1,139,413*)		1,159,319

Money Market Funds – 7.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.16%(a)(c)(d)	174,068	174,068
BlackRock Cash Funds: Prime, SL Agency Shares,
0.17%(a)(c)(d)	23,742	23,742

Total Money Market Funds (Cost – $197,810*)		197,810

Total Affiliated Investment Companies – 107.5%		2,764,604
Liabilities in Excess of Other Assets – (7.5)%		(192,520)

Net Assets – 100.0%		$2,572,084

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,337,223

Gross unrealized appreciation	$21,329
Gross unrealized depreciation	(1,423)

Net unrealized appreciation	$19,906

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	823	173,245	[1]	–	174,068	$174,068	–	$61
BlackRock Cash Funds: Prime, SL Agency Shares	–	23,742	[1]	–	23,742	$23,742	–	$30
iShares Cohen & Steers Realty Majors Index Fund	72	1,670		(449)	1,293	$93,755	$(208)	$971
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	229	5,083		(1,370)	3,942	$123,739	$(756)	$3,224
iShares MSCI Canada Index Fund	99	2,258		(606)	1,751	$55,454	$(312)	$360
iShares MSCI EAFE Index Fund	408	9,030		(2,637)	6,801	$409,012	$(1,869)	$7,621
iShares MSCI EAFE Small Cap Index Fund	73	1,620		(422)	1,271	$55,454	$(379)	$682
iShares MSCI Emerging Markets Index Fund	189	4,256		(1,115)	3,330	$158,508	$(1,385)	$1,535
iShares S&P MidCap 400 Index Fund	115	2,426		(621)	1,920	$187,584	$(451)	$660
iShares S&P SmallCap 600 Index Fund	65	1,317		(348)	1,034	$75,813	$(348)	$213

[1]	Represents net activity.
(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	53

Schedule of Investments (concluded)	LifePath 2045 Master Portfolio

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,407,475	–	$1,407,475
Exchange-Traded Funds	$1,159,319	–	–	1,159,319
Money Market Funds	197,810	–	–	197,810

Total	$1,357,129	$1,407,475	–	$2,764,604

See Notes to Financial Statements.

54	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	LifePath 2055 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 47.9%
Active Stock Master Portfolio		$132,346
CoreAlpha Bond Master Portfolio		2,881

Total Master Portfolios		135,227

Exchange-Traded Funds – 51.7%
iShares Cohen & Steers Realty Majors Index Fund(a)	155	11,239
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund(a)(b)	492	15,444
iShares MSCI Canada Index Fund(a)	215	6,809
iShares MSCI EAFE Index Fund(a)	814	48,954
iShares MSCI EAFE Small Cap Index Fund(a)	158	6,894
iShares MSCI Emerging Markets Index Fund(a)	408	19,421
iShares S&P MidCap 400 Index Fund(a)	272	26,574
iShares S&P SmallCap 600 Index Fund(a)(b)	141	10,338

Total Exchange-Traded Funds (Cost – $130,853*)		145,673

Money Market Funds – 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.16%(a)(c)(d)	13,649	13,649
BlackRock Cash Funds: Prime, SL Agency Shares,
0.17%(a)(c)(d)	1,760	1,760

Total Money Market Funds (Cost – $15,409*)		15,409

Total Affiliated Investment Companies – 105.1%		296,309
Liabilities in Excess of Other Assets – (5.1)%		(14,425)

Net Assets – 100.0%		$281,884

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$146,262

Gross unrealized appreciation	$14,820
Gross unrealized depreciation	–

Net unrealized appreciation	$14,820

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2010	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	5,486	8,163	[1]	–	13,649	$13,649	–	$15
BlackRock Cash Funds: Prime, SL Agency Shares	744	1,016	[1]	–	1,760	$1,760	–	$4
iShares Cohen & Steers Realty Majors Index Fund	76	174		95	155	$11,239	$3	$121
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	243	539		290	492	$15,444	$(113)	$386
iShares MSCI Canada Index Fund	109	240		134	215	$6,809	$(81)	$41
iShares MSCI EAFE Index Fund	450	928		564	814	$48,954	$39	$919
iShares MSCI EAFE Small Cap Index Fund	80	173		95	158	$6,894	$(25)	$78
iShares MSCI Emerging Markets Index Fund	208	434		234	408	$19,421	$(201)	$183
iShares S&P MidCap 400 Index Fund	143	316		187	272	$26,574	$167	$97
iShares S&P SmallCap 600 Index Fund	76	160		95	141	$10,338	$(22)	$23

[1]	Represents net activity.
(b)	Security, or a portion of security, is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	55

Schedule of Investments (concluded)	LifePath 2055 Master Portfolio

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$135,227	–	$135,227
Exchange-Traded Funds	$145,673	–	–	145,673
Money Market Funds	15,409	–	–	15,409

Total	$161,082	$135,227	–	$296,309

See Notes to Financial Statements.

56	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary – 11.1%
Auto Components – 0.0%
Autoliv, Inc.(a)	14	$1,098
Lear Corp.	10,734	574,055

		575,153

Automobiles – 0.4%
General Motors Co.(b)	338,249	10,269,240

Diversified Consumer Services – 0.2%
Apollo Group, Inc., Class A(b)	93,058	4,064,774
Hillenbrand, Inc.(a)	41,502	981,522

		5,046,296

Hotels, Restaurants & Leisure – 1.9%
McDonald’s Corp.	441,514	37,228,460
Panera Bread Co., Class A(b)	9,704	1,219,405
Penn National Gaming, Inc.(b)	111,290	4,489,438
Wynn Resorts Ltd.	34,079	4,891,700

		47,829,003

Household Durables – 0.7%
Harman International Industries, Inc.	11	501
NVR, Inc.(b)	18,886	13,701,415
Whirlpool Corp.(a)	54,125	4,401,445

		18,103,361

Internet & Catalog Retail – 0.9%
Amazon.com, Inc.(b)	11,628	2,377,810
priceline.com, Inc.(a)(b)	42,381	21,696,105

		24,073,915

Leisure Equipment & Products – 0.2%
Polaris Industries, Inc.	42,927	4,772,195

Media – 3.2%
Cablevision Systems Corp.(a)	64,928	2,351,043
Comcast Corp., Class A	171,601	4,348,369
DIRECTV, Class A(b)	213,268	10,838,280
Discovery Communications, Inc.(b)	210,186	8,609,219
Liberty Media Corp. – Starz(b)	37,118	2,792,758
Pandora Media, Inc.(a)(b)	20,241	382,757
Scripps Networks Interactive, Inc., Class A(a)	113,859	5,565,428
Time Warner Cable, Inc.(a)	156,522	12,214,977
Time Warner, Inc.	570,308	20,742,102
Viacom, Inc., Class B	291,077	14,844,927
The Washington Post Co., Class B	410	171,769

		82,861,629

Multiline Retail – 0.4%
Big Lots, Inc.(b)	60,404	2,002,393
Family Dollar Stores, Inc.	27,739	1,457,962
Sears Holdings Corp.(a)(b)	12,237	874,211
Target Corp.	148,775	6,979,035

		11,313,601

Specialty Retail – 1.7%
Advance Auto Parts, Inc.(a)	17,187	1,005,268
Aeropostale, Inc.(a)(b)	171,452	3,000,410
AutoZone, Inc.(b)	53,240	15,697,814
Bed Bath & Beyond, Inc.(b)	86,967	5,076,264
PetSmart, Inc.	21,038	954,494
Ross Stores, Inc.(a)	43,934	3,519,992
Signet Jewelers Ltd.(b)	30,327	1,419,607
Staples, Inc.(a)	804,979	12,718,668

		43,392,517

Textiles, Apparel & Luxury Goods – 1.5%
Coach, Inc.(a)	113,807	7,275,681
Deckers Outdoor Corp.(a)(b)	64,232	5,661,408
NIKE, Inc., Class B	296,874	26,712,723

		39,649,812

Total Consumer Discretionary		287,886,722

Consumer Staples – 10.8%
Beverages – 2.7%
Brown-Forman Corp., Class B	3,543	264,627
The Coca-Cola Co.	638,888	42,990,774
Hansen Natural Corp.(b)	310,236	25,113,604

		68,369,005

Food & Staples Retailing – 1.6%
BJ’s Wholesale Club, Inc.(b)	21,791	1,097,177
Costco Wholesale Corp.(a)	341,517	27,744,841
The Kroger Co.(a)	464,029	11,507,919

		40,349,937

Food Products – 0.6%
The Hershey Co.	91,220	5,185,857
The J.M. Smucker Co.	23,184	1,772,185
Tyson Foods, Inc., Class A(a)	474,170	9,208,382

		16,166,424

Household Products – 0.5%
Colgate-Palmolive Co.	19,316	1,688,411
The Procter & Gamble Co.	184,996	11,760,196

		13,448,607

Personal Products – 3.1%
The Estee Lauder Cos., Inc., Class A(a)	261,380	27,494,562
Herbalife Ltd.	436,482	25,158,822
Mead Johnson Nutrition Co.(a)	416,072	28,105,664

		80,759,048

Tobacco – 2.3%
Lorillard, Inc.	84,261	9,173,495
Philip Morris International, Inc.	744,856	49,734,035

		58,907,530

Total Consumer Staples		278,000,551

Energy – 11.5%
Energy Equipment & Services – 1.3%
Baker Hughes, Inc.	21,909	1,589,717
Core Laboratories N.V.(a)	20,829	2,323,267
Dresser-Rand Group, Inc.(a)(b)	68,728	3,694,130
Halliburton Co.	32,123	1,638,273
McDermott International, Inc.(b)	19,284	382,016
National Oilwell Varco, Inc.	186,035	14,549,797
Oceaneering International, Inc.(a)	18,744	759,132
SEACOR Holdings, Inc.	94,814	9,477,607

		34,413,939

Oil, Gas & Consumable Fuels – 10.2%
Alpha Natural Resources, Inc.(b)	131,542	5,977,269
Anadarko Petroleum Corp.(a)	288,533	22,147,793

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	57

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy (concluded)
Oil, Gas & Consumable Fuels (concluded)
Apache Corp.	11,848	$1,461,925
Arch Coal, Inc.	87,332	2,328,271
Chevron Corp.	241,007	24,785,160
ConocoPhillips	629,110	47,302,781
Devon Energy Corp.	95,467	7,523,754
Energy Partners Ltd.(b)	115,620	1,712,332
Exxon Mobil Corp.	1,334,566	108,606,981
Hess Corp.	88,454	6,612,821
Marathon Oil Corp.	203,271	10,708,316
Noble Energy, Inc.	104,012	9,322,596
Peabody Energy Corp.	31,511	1,856,313
Solazyme, Inc.(b)	5,702	130,975
Whiting Petroleum Corp.(b)	165,258	9,404,833
The Williams Cos., Inc.	119,265	3,607,766

		263,489,886

Total Energy		297,903,825

Financials – 15.9%
Capital Markets – 2.2%
Ameriprise Financial, Inc.	190,224	10,972,120
The Goldman Sachs Group, Inc.	238,303	31,715,746
Morgan Stanley	83,055	1,911,096
T Rowe Price Group, Inc.	215,004	12,973,342

		57,572,304

Commercial Banks – 2.7%
BOK Financial Corp.(a)	9,879	541,073
City National Corp.	241,425	13,097,306
Commerce Bancshares, Inc.(a)	75,606	3,251,058
Cullen/Frost Bankers, Inc.(a)	33,159	1,885,089
First Citizens Bancshares, Inc., Class A	904	169,247
Huntington Bancshares, Inc.	115,193	755,666
M&T Bank Corp.(a)	226,278	19,901,150
Marshall & Ilsley Corp.	2,585	20,603
SVB Financial Group(b)	28,833	1,721,618
SunTrust Banks, Inc.	438,173	11,304,863
U.S. Bancorp	348,364	8,886,766
Wells Fargo & Co.	300,408	8,429,449

		69,963,888

Consumer Finance – 1.0%
Capital One Financial Corp.(a)	513,885	26,552,438

Diversified Financial Services – 5.0%
Bank of America Corp.	2,853,808	31,277,736
CME Group, Inc.(a)	67,262	19,612,926
Citigroup, Inc.	70,362	2,929,874
JPMorgan Chase & Co.	1,447,836	59,274,406
The NASDAQ OMX Group, Inc.(b)	622,257	15,743,102
NYSE Euronext	36,939	1,265,899

		130,103,943

Insurance – 4.1%
ACE Ltd.	445,277	29,308,132
Allied World Assurance Co. Holdings Ltd.	208,978	12,032,953
Aspen Insurance Holdings Ltd.	226,229	5,820,872
Assurant, Inc.	148,942	5,402,126
Axis Capital Holdings Ltd.	218,604	6,767,980
Berkshire Hathaway, Inc., Class B(b)	34,324	2,656,334
Chubb Corp.	161,294	10,098,617
Endurance Specialty Holdings Ltd.(a)	53,219	2,199,541
Everest Re Group Ltd.	5	409
The Hanover Insurance Group, Inc.	111,488	4,204,213
Transatlantic Holdings, Inc.	28,708	1,406,979
The Travelers Cos., Inc.	392,709	22,926,352
White Mountains Insurance Group Ltd.	1	420
XL Group Plc	68,357	1,502,487

		104,327,415

Real Estate Investment Trusts (REITs) – 0.8%
Public Storage	26,230	2,990,482
Rayonier, Inc.(a)	186,914	12,214,830
Ventas, Inc.	33,744	1,778,646
Vornado Realty Trust	43,136	4,019,413

		21,003,371

Real Estate Management & Development – 0.1%
The Howard Hughes Corp.(b)	9,185	597,392
Jones Lang LaSalle, Inc.(a)	12,440	1,173,092

		1,770,484

Total Financials		411,293,843

Health Care – 11.8%
Biotechnology – 2.1%
Alexion Pharmaceuticals, Inc.(b)	108,228	5,089,963
Amgen, Inc.(b)	369,495	21,560,033
Biogen Idec, Inc.(b)	77,077	8,241,073
Celgene Corp.(b)	205,970	12,424,110
Cephalon, Inc.(b)	15,708	1,255,069
United Therapeutics Corp.(b)	124,659	6,868,711

		55,438,959

Health Care Equipment & Supplies – 1.8%
CareFusion Corp.(b)	362,155	9,839,751
Intuitive Surgical, Inc.(b)	72,501	26,978,347
St. Jude Medical, Inc.(a)	23,958	1,142,318
Stryker Corp.	146,282	8,585,291

		46,545,707

Health Care Providers & Services – 2.2%
AMERIGROUP Corp.(b)	24,726	1,742,441
Cardinal Health, Inc.	70,271	3,191,709
Express Scripts, Inc.(a)(b)	183,161	9,887,031
Humana, Inc.(a)	35,288	2,842,095
Medco Health Solutions, Inc.(b)	408,248	23,074,177
Quest Diagnostics, Inc.(a)	57,191	3,379,988
WellPoint, Inc.	175,200	13,800,504

		57,917,945

Life Sciences Tools & Services – 0.7%
Mettler-Toledo International, Inc.(b)	9,679	1,632,557
PerkinElmer, Inc.(a)	36,928	993,732
Thermo Fisher Scientific, Inc.(b)	230,324	14,830,562
Waters Corp.(b)	9,813	939,497

		18,396,348

Pharmaceuticals – 5.0%
Abbott Laboratories	125,239	6,590,076
Allergan, Inc.(a)	247,491	20,603,626
Bristol-Myers Squibb Co.	1,150,621	33,321,984
Johnson & Johnson(a)	192,476	12,803,504
Medicis Pharmaceutical Corp., Class A(a)	56,347	2,150,765
Merck & Co., Inc.	833,125	29,400,981

See Notes to Financial Statements.

58	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care (concluded)
Pharmaceuticals (concluded)
Pfizer, Inc.	453,031	$9,332,439
Warner Chilcott PLC, Class A	575,239	13,880,517

		128,083,892

Total Health Care		306,382,851

Industrials – 9.2%
Aerospace & Defense – 2.2%
Alliant Techsystems, Inc.	138,830	9,902,744
General Dynamics Corp.	218,624	16,291,860
Huntington Ingalls Industries, Inc.(b)	54,508	1,880,526
Lockheed Martin Corp.	2,267	183,559
Northrop Grumman Corp.(a)	428,290	29,701,912

		57,960,601

Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.(a)	180,383	14,221,396
Expeditors International of Washington, Inc.(a)	24,453	1,251,749

		15,473,145

Airlines – 0.1%
Copa Holdings SA(a)	19,599	1,308,037

Construction & Engineering – 0.2%
Jacobs Engineering Group, Inc.(b)	8,788	380,081
URS Corp.(b)	117,285	5,247,331

		5,627,412

Electrical Equipment – 0.5%
Emerson Electric Co.	209,552	11,787,300

Industrial Conglomerates – 1.1%
General Electric Co.	1,134,752	21,401,423
Tyco International Ltd.	161,526	7,984,230

		29,385,653

Machinery – 3.1%
AGCO Corp.(b)	181,947	8,980,904
Caterpillar, Inc.	266,624	28,384,791
Cummins, Inc.	286,131	29,611,697
Donaldson Co., Inc.	14,833	900,066
Eaton Corp.	61,478	3,163,043
Harsco Corp.(a)	77,213	2,517,144
Parker Hannifin Corp.	59,017	5,296,186
Timken Co.	7,093	357,487

		79,211,318

Professional Services – 0.6%
Manpower, Inc.	259,168	13,904,363
Verisk Analytics, Inc., Class A(b)	26,700	924,354

		14,828,717

Road & Rail – 0.3%
Union Pacific Corp.	79,557	8,305,751

Trading Companies & Distributors – 0.5%
W.W. Grainger, Inc.(a)	35,614	5,472,091
WESCO International, Inc.(a)(b)	142,944	7,731,841

		13,203,932

Total Industrials		237,091,866

Information Technology – 17.8%
Communications Equipment – 2.1%
ADTRAN, Inc.(a)	29,714	1,150,229
Cisco Systems, Inc.	2,008,352	31,350,375
F5 Networks, Inc.(b)	31,410	3,462,952
Harris Corp.(a)	49,561	2,233,219
QUALCOMM, Inc.	276,586	15,707,319

		53,904,094

Computers & Peripherals – 4.4%
Apple, Inc.(b)	267,271	89,714,856
International Business Machines Corp.(a)	100,987	17,324,320
NetApp, Inc.(b)	156,560	8,263,237

		115,302,413

Electronic Equipment, Instruments & Components – 0.1%
Agilent Technologies, Inc.(b)	35,088	1,793,348
Corning, Inc.	18,121	328,896

		2,122,244

Internet Software & Services – 2.6%
AOL, Inc.(b)	16,171	321,156
The Active Network, Inc.(a)(b)	90,580	1,594,208
Akamai Technologies, Inc.(b)	205,910	6,479,988
Google, Inc., Class A(b)	82,285	41,667,478
IAC/InterActiveCorp(b)	421,753	16,098,312

		66,161,142

IT Services – 1.9%
Accenture Plc, Class A	178,611	10,791,676
Amdocs Ltd.(b)	139,589	4,242,110
Broadridge Financial Solutions, Inc.	175,732	4,229,869
Cognizant Technology Solutions Corp., Class A(b)	239,414	17,558,623
Computer Sciences Corp.(a)	339,922	12,903,439

		49,725,717

Office Electronics – 0.2%
Xerox Corp.	469,613	4,888,671

Semiconductors & Semiconductor Equipment – 2.2%
Altera Corp.	614,762	28,494,219
Analog Devices, Inc.	43,683	1,709,753
Avago Technologies Ltd.	209,520	7,961,760
Intel Corp.(a)	635,905	14,091,655
KLA-Tencor Corp.(a)	95,984	3,885,432
Lam Research Corp.(b)	27,195	1,204,194

		57,347,013

Software – 4.3%
Autodesk, Inc.(b)	196,234	7,574,633
Intuit, Inc.(b)	371,578	19,270,035
MICROS Systems, Inc.(b)	114,865	5,709,939
Microsoft Corp.	550,991	14,325,766
Oracle Corp.	1,540,211	50,688,344
VMware, Inc., Class A(b)	139,904	14,022,578

		111,591,295

Total Information Technology		461,042,589

Materials – 3.2%
Chemicals – 1.2%
Airgas, Inc.	22	1,541
Albemarle Corp.	33,641	2,327,957
CF Industries Holdings, Inc.	3,101	439,319

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	59

Schedule of Investments (continued)	Active Stock Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Materials (concluded)
Chemicals (concluded)
Cabot Corp.	8,922	$355,720
LyondellBasell Industries NV, Class A	355,486	13,693,321
The Mosaic Co.	180,854	12,249,241

		29,067,099

Containers & Packaging – 1.0%
Ball Corp.(a)	557,639	21,446,796
Crown Holdings, Inc.(b)	100,014	3,882,543
Owens-Illinois, Inc.(b)	40,549	1,046,570

		26,375,909

Metals & Mining – 1.0%
Alcoa, Inc.	266,017	4,219,030
Newmont Mining Corp.	102,998	5,558,802
Southern Copper Corp.	422,127	13,875,315
Walter Energy, Inc.(a)	21,964	2,543,431

		26,196,578

Total Materials		81,639,586

Telecommunication Services – 2.3%
Diversified Telecommunication Services – 2.3%
AT&T, Inc.(a)	429,614	13,494,176
Verizon Communications, Inc.(a)	1,263,840	47,052,763

		60,546,939

Total Telecommunication Services		60,546,939

Utilities – 3.1%
Electric Utilities – 1.1%
American Electric Power Co., Inc.	1	38
Entergy Corp.(a)	24,234	1,654,697
IDACORP, Inc.(a)	56,678	2,238,781
ITC Holdings Corp.(a)	25,483	1,828,915
Northeast Utilities(a)	268,894	9,457,002
Pepco Holdings, Inc.(a)	157,587	3,093,433
Pinnacle West Capital Corp.(a)	213,479	9,516,894

		27,789,760

Gas Utilities – 0.9%
Atmos Energy Corp.(a)	23,806	791,550
EQT Corp.	19,007	998,248
Energen Corp.	47,053	2,658,494
National Fuel Gas Co.	4,070	296,296
Nicor, Inc.	9,045	495,123
Oneok, Inc.(a)	192,452	14,243,373
UGI Corp.	112,332	3,582,267

		23,065,351

Independent Power Producers & Energy Traders – 0.3%
Constellation Energy Group, Inc.(a)	241,307	9,160,014

Multi-Utilities – 0.8%
CMS Energy Corp.	332,828	6,553,383
DTE Energy Co.	84,039	4,203,631
NiSource, Inc.(a)	141,131	2,857,903
OGE Energy Corp.(a)	22,195	1,116,852
Sempra Energy (a)	72,230	3,819,522
Wisconsin Energy Corp.(a)	40,039	1,255,223

		19,806,514

Total Utilities		79,821,639

Rights
Health Care – 0.0%
Sanofi(b)	21	50,135

Total Long-Term Investments (Cost – $2,244,899,434) – 96.7%		2,501,660,546

Short-Term Securities
Money Market Funds – 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.16%(c)(d)(e)	209,039,492	209,039,492
BlackRock Cash Funds: Prime, SL Agency Shares,
0.17%(c)(d)(e)	24,160,506	24,160,506

		233,199,998

	Par (000)
U.S. Treasury Obligations – 0.2%
U.S. Treasury Bill, 0.02%, 9/22/11(f)(g)	$5,722	5,721,668

Total Short-Term Securities (Cost – $238,921,800) – 9.2%		238,921,666

Total Investments (Cost – $2,483,821,234*) – 105.9%		2,740,582,212
Liabilities in Excess of Other Assets – (5.9)%		(152,699,094)

Net Assets – 100.0%		$2,587,883,118

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,579,905,817

Gross unrealized appreciation	$291,956,814
Gross unrealized depreciation	(131,280,419)

Net unrealized appreciation	$160,676,395

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.
(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at June 30, 2011	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	259,245,739	(50,206,247)	209,039,492	$788,125
BlackRock Cash Funds:
Prime, SL Agency Shares	34,372,877	(10,212,371)	24,160,506	$109,489

(d)	Represents the current yield as of report date.
(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.
(f)	Rate shown is the yield to maturity as of the date of purchase.
(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

See Notes to Financial Statements.

60	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (concluded)	Active Stock Master Portfolio

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
802	S&P 500 Index	Chicago	September 2011	$52,751,550	$1,627,015

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1] :
Common Stocks	$2,501,610,411	–	–	$2,501,610,411
Rights	50,135	–	–	50,135
Short-Term Securities:
Money Market Funds	233,199,998	–	–	233,199,998
U.S. Treasury Obligations	–	$5,721,668	–	5,721,668

Total	$2,734,860,544	$5,721,668	–	$2,740,582,212

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest Rate Contracts	$1,627,015	–	–	$1,627,015

[1]	See above Schedule of Investments for values in each sector and industry.
[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	61

Schedule of Investments June 30, 2011 (Unaudited)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
ACE Securities Corp., Series 2005-AG1,
Class A2D, 0.55%, 8/25/35(a)	$4,192	$3,758,477
AH Mortgage Advance Trust, Series SART-1,
Class A1, 2.63%, 5/10/42(b)	7,400	7,418,500
Access Group, Inc.:
1.22%, 9/25/37(a)	4,000	3,760,000
Series 2004-A, Class A2, 0.53%,
4/25/29(a)	4,714	4,509,903
Accredited Mortgage Loan Trust, Series 2005-3,
Class A2D, 0.56%, 9/25/35(a)	3,300	2,986,510
American General Mortgage Loan Trust, Series 2010-1A,
Class A1, 5.15%, 3/25/58(a)(b)	6,276	6,462,542
AmeriCredit Automobile Receivables Trust:
Series 2006-RM, Class A3, 5.53%,
1/06/14	4,114	4,117,685
Series 2007-CM, Class A4A, 5.55%,
4/07/14	4,463	4,577,652
Series 2011-1, Class D, 4.26%,
2/08/17	700	703,383
Ameriquest Mortgage Securities, Inc.:
Series 2005-R6, Class A2, 0.39%,
8/25/35(a)	821	780,884
Series 2005-R9, Class AF6, 5.21%,
11/25/35	5,090	5,220,873
Series 2006-R1, Class A2C, 0.38%,
3/25/36(a)	1,773	1,755,539
Asset Backed Funding Corp. Certificates:
Series 2005-HE2, Class M1, 0.67%,
6/25/35(a)	446	439,286
Series 2005-OPT1, Class A1SS, 0.43%,
7/25/35(a)	1,029	985,939
Series 2006-HE1, Class A2A, 0.25%,
1/25/37(a)	107	107,092
Series 2006-OPT2, Class A3B, 0.30%,
10/25/36(a)	226	225,083
Bank of America Credit Card Trust, Series 2007-C1,
Class C1, 0.48%, 6/16/14(a)	2,300	2,295,910
BNC Mortgage Loan Trust, Series 2007-4,
Class A3A, 0.44%, 11/25/37(a)	2,518	2,450,341
Bear Stearns Asset Backed Securities Trust:
Series 2005-HE12, Class 1A3, 0.58%,
12/25/35(a)	2,898	2,473,510
Series 2005-HE9, Class M1, 0.70%,
10/25/35(a)	541	492,046
Series 2007-HE3, Class 1A1, 0.31%,
4/25/37(a)	3,834	3,729,568
Capital One Auto Finance Trust:
Series 2007-A, Class A4, 0.21%,
11/15/13(a)	771	768,332
Series 2007-B, Class A4, 0.22%,
4/15/14(a)	2,764	2,758,413
Capital One Multi-Asset Execution Trust:
Series 2006-C2, Class C, 0.49%,
6/16/14(a)	6,365	6,359,317
Series 2007-C2, Class C2, 0.49%,
11/17/14(a)	3,200	3,187,376
Carrington Mortgage Loan Trust, Series 2007-FRE1,
Class A1, 0.31%, 2/25/37(a)	1,337	1,273,630
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5,
Class 1A4, 4.40%, 2/25/30	552	549,417
Chesapeake Funding LLC, Series 2009-1,
Class A, 2.19%, 12/15/20(a)(b)	8,791	8,829,735
Citibank Credit Card Issuance Trust:
Series 2002-C2, Class C2, 6.95%,
2/18/14	6,000	6,216,487
Series 2004-C1, Class C1, 0.84%,
7/15/13(a)	3,700	3,699,771
Series 2008-C6, Class C6, 6.30%,
6/20/14	2,200	2,307,476
Citigroup Mortgage Loan Trust, Inc.:
Series 2005-SHL1, Class A, 0.64%,
7/25/44(a)(b)	2,018	1,769,376
Series 2007-WFH4, Class A2A, 1.09%,
7/25/37(a)	296	290,598
Countrywide Asset-Backed Certificates:
Series 2004-AB2, Class A3, 0.60%,
5/25/36(a)	1,884	1,763,112
Series 2005-3, Class MV2, 0.64%,
8/25/35(a)	3,000	2,747,658
Series 2005-4, Class MV1, 0.65%,
10/25/35(a)	5,405	5,248,912
Series 2005-AB1, Class A3, 0.49%,
8/25/35(a)	2,500	2,182,252
Series 2006-15, Class A2, 5.68%,
10/25/46(a)	3,487	3,404,381
Series 2006-20, Class 2A2, 0.31%,
4/25/47(a)	3,693	3,507,466
Series 2006-22, Class 2A2, 0.30%,
5/25/47(a)	4,583	4,405,825
Series 2006-25, Class 2A1, 0.26%,
6/25/47(a)	287	284,551
Series 2006-25, Class 2A2, 0.31%,
6/25/47(a)	5,500	4,890,748
Series 2007-10, Class 2A1, 0.24%,
6/25/47(a)	1,499	1,437,775
Series 2007-4, Class A1B, 5.81%,
9/25/37	850	839,427
Series 2007-5, Class 2A1, 0.29%,
9/25/47(a)	1,409	1,387,576
Series 2007-6, Class 2A1, 0.29%,
9/25/37(a)	1,948	1,913,857
Series 2007-7, Class 2A1, 0.27%,
10/25/47(a)	168	165,535
Series 2007-8, Class 2A1, 0.25%,
11/25/37(a)	2,543	2,457,020
Credit-Based Asset Servicing & Securitization LLC, Series 2007-SP2,
Class A1, 0.34%, 3/25/46(a)(b)	323	321,766

See Notes to Financial Statements.

62	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2004-FF10, Class A3, 0.73%,
9/25/34(a)	$291	$275,642
Series 2005-FF10, Class A4, 0.51%,
11/25/35(a)	2,151	1,776,874
Series 2005-FF4, Class M1, 0.62%,
5/25/35(a)	2,258	1,703,613
GE-WMC Mortgage Securities LLC, Series 2005-1,
Class A2C, 0.55%, 10/25/35(a)	1,931	1,745,319
GMAC Mortgage Corp. Loan Trust, Series 2006-HLTV,
Class A3, 5.59%, 10/25/29	502	492,431
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2011-1A,
Class A, 3.72%, 3/15/23(b)	5,900	5,944,250
GSAA Home Equity Trust, Series 2005-12,
Class AF3W, 5.00%, 9/25/35(a)	5,369	5,032,344
GSAMP Trust, Series 2007-HE2,
Class A2A, 0.31%, 3/25/47(a)	960	921,542
HSI Asset Securitization Corp. Trust, Series 2006-OPT1,
Class 2A3, 0.38%, 12/25/35(a)	4,460	3,689,772
Helios Finance LP, Series 2007-S1,
Class B1, 0.89%, 10/20/14(a)(b)	1,934	1,925,714
Home Equity Asset Trust:
Series 2005-2, Class M2, 0.67%,
7/25/35(a)	4,200	3,916,294
Series 2006-1, Class 2A4, 0.52%,
4/25/36(a)	4,200	3,577,232
IndyMac Residential Asset Backed Trust, Series 2007-A,
Class 2A1, 0.32%, 4/25/47(a)	1,283	1,269,734
JPMorgan Mortgage Acquisition Corp.:
Series 2006-CH1, Class A3, 0.29%,
7/25/36(a)	5,218	5,090,998
Series 2007-CH5, Class A2, 0.24%,
5/25/37(a)	6,370	6,128,085
Keycorp Student Loan Trust:
Series 2004-A, Class 2A2, 0.57%,
10/28/41(a)	4,978	4,702,587
Series 2006-A, Class 2A2, 0.33%,
6/27/25(a)	1,834	1,807,147
Lehman XS Trust:
Series 2005-5N, Class 3A3B, 0.58%,
11/25/35(a)	615	591,391
Series 2006-GP4, Class 3A1A, 0.26%,
8/25/46(a)	0	111
Long Beach Mortgage Loan Trust, Series 2005-WL1,
Class M2, 0.74%, 6/25/35(a)	1,853	1,625,303
MASTR Asset Backed Securities Trust:
Series 2006-AB1, Class A2, 0.42%,
2/25/36(a)	3,672	3,157,275
Series 2006-AM1, Class A2, 0.32%,
1/25/36(a)	105	104,436
Series 2007-HE1, Class A1, 0.27%,
5/25/37(a)	1,583	1,513,453
Morgan Stanley Capital, Inc., Series 2006,
Class A3, 0.38%, 12/25/35(a)	1,545	1,519,530
Morgan Stanley Home Equity Loan Trust:
Series 2005-1, Class M2, 0.66%,
12/25/34(a)	4,711	4,331,732
Series 2006-1, Class A2B, 0.39%,
12/25/35(a)	696	681,373
National Collegiate Student Loan Trust, Series 2005-1,
Class A3, 0.33%, 10/26/26(a)	5,531	5,374,976
Nationstar Home Equity Loan Trust, Series 2006-B,
Class AV2, 0.32%, 9/25/36(a)	3,690	3,568,537
New Century Home Equity Loan Trust:
Series 2005-3, Class A2D, 0.57%,
7/25/35(a)	6,586	6,382,192
Series 2005-3, Class M1, 0.67%,
7/25/35(a)	9,200	7,985,536
Series 2005-3, Class M2, 0.68%,
7/25/35(a)	1,500	1,162,118
Park Place Securities, Inc.:
Series 2004-MHQ1, Class M1, 0.89%,
12/25/34(a)	2,587	2,482,016
Series 2005-WCW3, Class A2C, 0.57%,
8/25/35(a)	8,000	7,322,345
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC3, Class M1, 0.64%,
8/25/35(a)	4,273	4,185,820
Series 2005-RS6, Class M1, 0.69%,
6/25/35(a)	4,300	3,501,473
Series 2005-RS8, Class A2, 0.48%,
10/25/33(a)	2,628	2,544,295
Residential Asset Securities Corp.:
Series 2005-AHL1, Class A2, 0.46%,
7/25/35(a)	627	619,230
Series 2005-AHL2, Class A2, 0.45%,
10/25/35(a)	688	654,487
Series 2005-EMX3, Class M1, 0.62%,
9/25/35(a)	1,000	926,922
Series 2006-KS1, Class A3, 0.41%,
2/25/36(a)	1,184	1,087,176
Series 2006-KS4, Class AI3, 0.34%,
6/25/36(a)	6,970	6,307,985
Series 2006-KS7, Class A2, 0.29%,
9/25/36(a)	133	132,221
Series 2007-KS3, Class AI1, 0.30%,
4/25/37(a)	1,238	1,222,025
Series 2007-KS4, Class A1, 0.29%,
5/25/37(a)	425	417,356
SG Mortgage Securities Trust, Series 2006-OPT2,
Class A3A, 0.24%, 10/25/36(a)	499	493,272
SLC Student Loan Trust:
Series 2006-A, Class A4, 0.40%,
1/15/19(a)	8,266	8,085,824
Series 2010-B, Class A2, 3.69%,
7/15/42(a)(b)	4,069	4,273,614

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	63

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
SLM Student Loan Trust:
Series 2002-A, Class A2, 0.80%,
12/16/30(a)	$5,507	$5,243,295
Series 2009-C, Class A, 4.50%,
11/16/43(a)(b)	6,076	5,854,750
Series 2009-D, Class A, 3.50%,
8/17/43(a)(b)	2,792	2,797,549
Series 2010-A, Class 2A, 3.44%,
5/16/44(a)(b)	4,747	4,995,176
Santander Drive Auto Receivables Trust:
Series 2010-2, Class A2, 0.95%,
8/15/13	933	934,306
Series 2010-B, Class C, 3.02%,
10/17/16(b)	2,500	2,556,053
Saxon Asset Securities Trust, Series 2005-4,
Class A1A, 0.42%, 11/25/37(a)	2,480	2,232,170
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR5, Class A1A, 0.48%,
8/25/35(a)	666	661,283
Series 2006-OP1, Class A2C, 0.49%,
10/25/35(a)	3,533	3,049,952
Soundview Home Equity Loan Trust:
Series 2005-OPT4, Class 2A3, 0.45%,
12/25/35(a)	7,304	6,491,922
Series 2006-EQ1, Class A2, 0.30%,
10/25/36(a)	3,646	3,565,422
Series 2007-1, Class 2A1, 0.28%,
3/25/37(a)	2,224	2,134,555
Series 2007-OPT5, Class 2A1, 0.99%,
10/25/37(a)	84	83,660
Specialty Underwriting & Residential Finance:
Series 2005-BC3, Class M2, 0.69%,
6/25/36(a)	2,600	1,829,433
Series 2006-BC3, Class A2B, 0.28%,
6/25/37(a)	1,195	1,147,778
Structured Asset Investment Loan Trust:
Series 2005-1, Class A5, 0.54%,
2/25/35(a)(b)	1,439	1,420,088
Series 2005-11, Class A6, 0.41%,
1/25/36(a)	4,522	4,156,011
Series 2005-2, Class M1, 0.86%,
3/25/35(a)	4,500	3,906,778
Series 2005-6, Class M1, 0.67%,
7/25/35(a)	3,900	2,919,524
Structured Asset Securities Corp.:
Series 2006-BC5, Class A2, 0.24%,
12/25/36(a)	2,007	1,954,442
Series 2006-OPT1, Class A4, 0.35%,
4/25/36(a)	3,193	2,921,929
Terwin Mortgage Trust:
Series 2005-12AL, Class AF2, 4.65%,
7/25/36(a)	649	649,364
Series 2005-14HE, Class AF2, 4.85%,
8/25/36	4,124	4,074,185
Wachovia Auto Loan Owner Trust, Series 2007-1,
Class D, 5.65%, 2/20/13	2,600	2,606,577
Wheels SPV LLC, Series 2009-1,
Class A, 1.74%, 3/15/18(a)(b)	5,905	5,936,396

Total Asset-Backed Securities – 14.8%		340,594,712

Corporate Bonds
Aerospace & Defense – 0.3%
BE Aerospace, Inc.,
6.88%, 10/01/20	1,900	1,990,250
L-3 Communications Corp.,
Series B, 6.38%, 10/15/15	4,843	4,976,183

		6,966,433

Air Freight & Logistics – 0.1%
FedEx Corp.,
8.00%, 1/15/19	600	754,009
United Parcel Service, Inc.,
4.88%, 11/15/40	400	382,891

		1,136,900

Auto Components – 0.0%
Cooper US, Inc.:
2.38%, 1/15/16	350	351,602
3.88%, 12/15/20	300	300,372

		651,974

Automobiles – 0.1%
DaimlerChrysler North America Holding Corp.,
8.50%, 1/18/31	1,000	1,352,136

Beverages – 0.5%
Anheuser-Busch InBev Worldwide, Inc.,
6.38%, 1/15/40	1,400	1,593,217
Bottling Group LLC,
5.13%, 1/15/19	1,100	1,218,268
Diageo Finance BV,
3.25%, 1/15/15	2,000	2,090,446
Dr Pepper Snapple Group, Inc.:
2.35%, 12/21/12	1,000	1,019,728
2.90%, 1/15/16	1,250	1,264,947
PepsiCo, Inc.:
5.50%, 1/15/40	2,000	2,113,620
4.88%, 11/01/40	1,000	955,789

		10,256,015

Biotechnology – 0.5%
Amgen, Inc.:
2.30%, 6/15/16	800	793,086
6.40%, 2/01/39	900	1,003,343
Biogen Idec, Inc.,
6.88%, 3/01/18	3,500	4,087,338
Celgene Corp.,
3.95%, 10/15/20	4,000	3,861,248
Genentech, Inc.,
4.75%, 7/15/15	625	688,906

		10,433,921

Building Products – 0.0%
CRH America, Inc.,
6.00%, 9/30/16	800	878,135

Capital Markets – 1.2%
The Bear Stearns Cos., Inc.,
6.40%, 10/02/17	2,500	2,852,335
The Bear Stearns Cos., Inc./JPMorgan Chase & Co.,
5.70%, 11/15/14	3,600	3,976,096
Credit Suisse First Boston USA, Inc.:
5.13%, 1/15/14	1,400	1,518,014
4.88%, 1/15/15	900	970,520
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	1,500	1,616,810
6.15%, 4/01/18	1,500	1,632,514

See Notes to Financial Statements.

64	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Capital Markets (concluded)
7.50%, 2/15/19	$1,200	$1,396,252
6.75%, 10/01/37	1,650	1,649,972
6.25%, 2/01/41	950	957,762
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	2,350	2,600,082
Morgan Stanley:
6.00%, 4/28/15	1,400	1,517,694
6.25%, 8/28/17	1,500	1,622,146
5.63%, 9/23/19	2,000	2,052,298
5.75%, 1/25/21	1,500	1,517,744
Series F, 5.95%, 12/28/17	850	913,790

		26,794,029

Chemicals – 0.5%
Eastman Chemical Co.:
3.00%, 12/15/15	2,300	2,334,652
5.50%, 11/15/19	3,016	3,233,113
Nalco Co.,
6.63%, 1/15/19(b)	3,500	3,587,500
PPG Industries, Inc.,
6.65%, 3/15/18	2,200	2,585,154

		11,740,419

Commercial Banks – 1.6%
American Express Bank FSB,
5.55%, 10/17/12	1,800	1,899,050
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13(b)	2,800	2,846,914
BNP Paribas/BNP Paribas LLC,
2.13%, 12/21/12(c)	4,000	4,040,836
Deutsche Bank AG/London,
2.38%, 1/11/13	3,500	3,550,673
HSBC Bank USA NA,
5.88%, 11/01/34	1,700	1,703,269
HSBC Holdings Plc:
5.25%, 12/12/12	3,000	3,164,403
6.50%, 9/15/37	700	722,423
JPMorgan Chase Bank NA, Series BKNT,
6.00%, 10/01/17	800	889,018
The Royal Bank of Scotland Plc,
6.13%, 1/11/21	1,250	1,281,393
Wachovia Bank NA,
6.00%, 11/15/17	5,400	6,023,943
Wells Fargo & Co.:
5.25%, 10/23/12	7,700	8,124,208
4.60%, 4/01/21	3,300	3,318,322

		37,564,452

Communications Equipment – 0.3%
Motorola, Inc.,
8.00%, 11/01/11	4,600	4,701,793
Omnicom Group, Inc.,
4.45%, 8/15/20	2,700	2,678,346

		7,380,139

Consumer Finance – 0.6%
American Express Co.,
8.13%, 5/20/19	4,800	6,085,378
American Express Credit Co.,
2.75%, 9/15/15	2,600	2,599,225
Capital One Financial Corp.,
7.38%, 5/23/14	1,600	1,826,936
Caterpillar Financial Services Corp.,
7.05%, 10/01/18	3,000	3,662,946

		14,174,485

Containers & Packaging – 0.4%
Ball Corp.,
5.75%, 5/15/21	2,900	2,907,250
Crown Americas LLC and Crown Americas Capital Corp. II,
7.63%, 5/15/17	3,900	4,177,875
Sealed Air Corp.:
7.88%, 6/15/17	840	908,978
6.88%, 7/15/33(b)	2,000	1,761,382

		9,755,485

Diversified Financial Services – 1.7%
Associates Corp. of North America,
6.95%, 11/01/18	1,500	1,692,199
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,495,650
3.70%, 9/01/15(c)	1,000	1,008,135
5.65%, 5/01/18	1,500	1,581,497
5.49%, 3/15/19	1,500	1,502,852
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,522,581
6.38%, 8/12/14	1,400	1,548,015
6.13%, 11/21/17	1,000	1,104,454
8.50%, 5/22/19	1,600	1,983,448
8.13%, 7/15/39	600	750,821
General Electric Capital Corp.:
2.25%, 11/09/15	2,000	1,965,990
4.38%, 9/16/20(c)	4,000	3,954,156
4.63%, 1/07/21	1,600	1,609,418
5.30%, 2/11/21(c)	550	572,298
6.75%, 3/15/32	500	555,526
6.88%, 1/10/39	1,000	1,132,017
Genworth Global Funding Trusts,
5.75%, 5/15/13	1,000	1,048,244
JPMorgan Chase & Co.:
4.75%, 5/01/13	3,100	3,300,034
3.45%, 3/01/16	3,300	3,361,495
3.15%, 7/05/16	1,100	1,106,730
4.25%, 10/15/20(c)	2,500	2,445,837
SLM Corp.:
6.25%, 1/25/16	300	311,250
8.00%, 3/25/20	950	1,020,114

		39,572,761

Diversified Telecommunication Services – 1.9%
AT&T, Inc.:
4.95%, 1/15/13	1,500	1,590,033
6.55%, 2/15/39	2,000	2,193,660
5.35%, 9/01/40	1,231	1,166,823
BellSouth Corp.,
6.55%, 6/15/34	2,400	2,582,311
British Telecommunications Plc,
9.88%, 12/15/30	400	549,490
CenturyLink, Inc.:
6.15%, 9/15/19	100	100,576
7.60%, 9/15/39(c)	900	865,692
Embarq Corp.,
8.00%, 6/01/36	3,000	3,073,836
Frontier Communications Corp.:
7.88%, 4/15/15(c)	900	976,500
8.25%, 4/15/17	5,050	5,491,875
Qwest Corp.,
8.38%, 5/01/16	3,300	3,894,000
Telecom Italia Capital SA,
7.00%, 6/04/18	1,600	1,749,890
Telefonica Emisiones SAU,
5.86%, 2/04/13	3,600	3,817,606
Verizon Communications, Inc.:
8.75%, 11/01/18	2,000	2,602,210
6.90%, 4/15/38(c)	900	1,032,437
8.95%, 3/01/39	500	705,832
7.35%, 4/01/39	1,700	2,042,528
See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	65

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (concluded)
Virgin Media Secured Finance Plc:
6.50%, 1/15/18	$2,600	$2,850,250
5.25%, 1/15/21(b)	600	638,948
Windstream Corp.,
7.88%, 11/01/17	5,650	5,996,062

		43,920,559

Electric Utilities – 1.4%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,089,409
5.88%, 2/01/33	3,500	3,633,343
Duke Energy Corp.,
5.05%, 9/15/19	2,000	2,151,420
FirstEnergy Solutions Corp.,
6.05%, 8/15/21	1,200	1,291,259
Ipalco Enterprises, Inc.,
5.00%, 5/01/18(b)	850	830,326
MidAmerican Energy Holdings Co.,
5.75%, 4/01/18	6,550	7,365,305
Northern States Power Co,
5.25%, 7/15/35	2,500	2,527,642
Oncor Electric Delivery Co. LLC,
5.95%, 9/01/13	2,750	2,999,326
Pacific Gas & Electric Co.,
5.63%, 11/30/17	1,500	1,702,722
PacifiCorp,
5.50%, 1/15/19	1,300	1,460,811
Progress Energy, Inc.:
4.88%, 12/01/19	3,100	3,290,021
4.40%, 1/15/21(c)	3,700	3,740,752
Southern Co.,
4.15%, 5/15/14	900	964,116

		33,046,452

Electronic Equipment, Instruments & Components – 0.2%
Corning, Inc.,
4.25%, 8/15/20	600	602,319
Tyco Electronics Group SA,
6.55%, 10/01/17	2,900	3,416,919

		4,019,238

Food & Staples Retailing – 0.1%
Wal-Mart Stores, Inc.,
4.88%, 7/08/40	1,700	1,586,668

Food Products – 0.7%
General Mills, Inc.,
5.65%, 2/15/19	1,400	1,580,724
HJ Heinz Finance Co.,
7.13%, 8/01/39(b)	1,400	1,662,307
Hershey Co. (The),
4.13%, 12/01/20	1,550	1,585,895
Kellogg Co.:
5.13%, 12/03/12	2,300	2,438,023
4.45%, 5/30/16	100	109,097
3.25%, 5/21/18(c)	1,550	1,558,711
Series B, 7.45%, 4/01/31	100	126,264
Kraft Foods, Inc.,
5.38%, 2/10/20	3,600	3,935,513
Mead Johnson Nutrition Co.,
4.90%, 11/01/19	2,400	2,532,487

		15,529,021

Health Care Equipment & Supplies – 0.2%
Covidien International Finance SA,
6.55%, 10/15/37	1,600	1,849,336
Zimmer Holdings, Inc.,
4.63%, 11/30/19	1,450	1,523,676

		3,373,012

Health Care Providers & Services – 1.4%
AmerisourceBergen Corp.,
4.88%, 11/15/19	900	961,507
CIGNA Corp.,
4.38%, 12/15/20	1,900	1,899,517
Cardinal Health, Inc.,
4.63%, 12/15/20	4,300	4,364,681
Coventry Health Care, Inc.,
5.45%, 6/15/21	1,400	1,432,493
DaVita, Inc.:
6.38%, 11/01/18	6,250	6,328,125
6.63%, 11/01/20	2,200	2,238,500
Express Scripts, Inc.:
6.25%, 6/15/14	2,200	2,477,471
3.13%, 5/15/16	3,600	3,622,183
Humana, Inc.,
6.45%, 6/01/16	2,400	2,733,955
Laboratory Corp. of America Holdings,
3.13%, 5/15/16	1,600	1,622,128
UnitedHealth Group, Inc.:
4.70%, 2/15/21	3,100	3,231,852
6.88%, 2/15/38	1,700	1,943,841
5.70%, 10/15/40	250	247,306

		33,103,559

Hotels, Restaurants & Leisure – 0.6%
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,161,464
4.88%, 7/15/40(c)	1,600	1,553,064
Wyndham Worldwide Corp.,
6.00%, 12/01/16	3,850	4,088,619
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,123,000
6.25%, 3/15/18	2,500	2,867,645
6.88%, 11/15/37	2,100	2,382,320

		14,176,112

Household Durables – 0.0%
Stanley Black & Decker, Inc.,
5.20%, 9/01/40	600	578,512

Independent Power Producers & Energy Traders – 0.2%
Constellation Energy Group, Inc.,
5.15%, 12/01/20	3,200	3,279,421
Exelon Generation Co. LLC,
5.75%, 10/01/41	500	474,667

		3,754,088

Industrial Conglomerates – 0.4%
Tyco International Finance SA,
8.50%, 1/15/19	8,000	10,141,696

Insurance – 0.9%
AON Corp.,
3.13%, 5/27/16	400	398,697
Allstate Life Global Funding Trusts,
5.38%, 4/30/13	5,250	5,657,941
American International Group:
6.40%, 12/15/20	1,200	1,291,662
6.25%, 3/15/37	500	455,000
8.18%, 5/15/68(a)	500	546,300
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	439,578
9.25%, 4/15/19	2,300	2,947,344
Metropolitan Life Global Funding I,
2.50%, 1/11/13(b)(c)	2,500	2,545,260
Northwestern Mutual Life Insurance,
6.06%, 3/30/40(b)(c)	2,700	2,845,754
Prudential Financial, Inc.:
5.15%, 1/15/13	1,750	1,846,628
7.38%, 6/15/19	1,000	1,185,905
Willis Group Holdings Plc,
5.75%, 3/15/21	1,300	1,326,203

		21,486,272

See Notes to Financial Statements.

66	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Internet Software & Services – 0.3%
Digital Realty Trust LP,
5.88%, 2/01/20	$2,800	$2,935,545
Google, Inc.,
3.63%, 5/19/21	3,500	3,461,798

		6,397,343

IT Services – 0.6%
International Business Machines Corp.:
2.00%, 1/05/16	8,600	8,549,733
7.63%, 10/15/18	2,050	2,607,258
5.60%, 11/30/39	1,600	1,689,672

		12,846,663

Life Sciences Tools & Services – 0.5%
Bio-Rad Laboratories, Inc.,
4.88%, 12/15/20	4,100	4,169,421
Life Technologies Corp.,
3.50%, 1/15/16	4,400	4,500,249
Thermo Fisher Scientific, Inc.:
3.25%, 11/20/14	1,600	1,686,853
4.50%, 3/01/21	1,900	1,958,754

		12,315,277

Machinery – 0.3%
Case New Holland, Inc.,
7.75%, 9/01/13	3,191	3,454,257
Danaher Corp.,
2.30%, 6/23/16	450	449,641
Dover Corp.,
4.30%, 3/01/21	2,400	2,474,926

		6,378,824

Media – 2.3%
CBS Corp.:
4.30%, 2/15/21(c)	2,000	1,952,528
5.90%, 10/15/40(c)	2,200	2,105,693
CSC Holdings, Inc.,
7.63%, 7/15/18(c)	7,750	8,389,375
Comcast Corp.,
5.70%, 5/15/18	7,050	7,866,101
DirecTV Holdings LLC,
5.20%, 3/15/20	400	423,235
DISH DBS Corp.:
6.38%, 10/01/11(c)	500	504,375
7.88%, 9/01/19	2,700	2,912,625
6.75%, 6/01/21(b)	1,200	1,230,000
DirecTV Holdings LLC/DirecTV Financing Co., Inc.:
7.63%, 5/15/16	4,800	5,232,000
5.88%, 10/01/19	1,500	1,663,605
NBC Universal, Inc.,
6.40%, 4/30/40(b)	500	537,373
News America, Inc.:
5.65%, 8/15/20(c)	1,400	1,529,214
4.50%, 2/15/21(b)	3,500	3,454,185
6.15%, 2/15/41(b)	1,900	1,882,208
TCM Mobile LLC,
3.55%, 1/15/15(b)	1,600	1,671,925
Time Warner, Inc.:
8.25%, 4/01/19	2,350	2,930,922
5.00%, 2/01/20	2,350	2,441,518
7.70%, 5/01/32	500	603,676
6.20%, 3/15/40	600	614,686
5.88%, 11/15/40	1,600	1,579,144
Viacom, Inc.:
4.38%, 9/15/14	1,300	1,396,226
6.88%, 4/30/36	2,700	3,014,291

		53,934,905

Metals & Mining – 1.0%
Alcoa, Inc.:
5.55%, 2/01/17(c)	1,400	1,489,586
5.40%, 4/15/21(c)	4,400	4,413,587
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/01/17	2,200	2,403,500
Rio Tinto Finance USA Ltd.:
9.00%, 5/01/19	5,300	7,022,712
3.50%, 11/02/20	4,300	4,115,130
Vale Overseas Ltd.:
6.88%, 11/21/36	1,000	1,085,786
6.88%, 11/10/39	2,100	2,282,238
Xstrata Canada Corp.,
6.20%, 6/15/35	1,000	1,035,678

		23,848,217

Multi-Utilities – 0.4%
Dominion Resources, Inc.:
6.40%, 6/15/18	4,050	4,698,356
4.45%, 3/15/21	2,100	2,139,974
PSEG Power LLC,
6.95%, 6/01/12	2,300	2,424,913

		9,263,243

Multiline Retail – 0.0%
Nordstrom, Inc.,
7.00%, 1/15/38	600	716,359

Oil, Gas & Consumable Fuels – 1.8%
Anadarko Petroleum Corp.,
6.20%, 3/15/40	1,300	1,317,545
BP Capital Markets Plc:
3.13%, 10/01/15	700	718,687
3.20%, 3/11/16	1,500	1,525,650
Buckeye Partners LP,
4.88%, 2/01/21	550	554,877
ConocoPhillips Canada Funding Co. I,
5.63%, 10/15/16	500	579,132
EnCana Corp.,
6.50%, 5/15/19	400	469,844
Energy Transfer Partners LP:
9.70%, 3/15/19	1,900	2,428,041
9.00%, 4/15/19	800	994,718
Enterprise Products Operating LLC:
5.20%, 9/01/20	500	527,219
5.75%, 3/01/35	1,500	1,457,228
5.95%, 2/01/41	900	893,871
Linn Energy LLC/Linn Energy Finance Corp.:
6.50%, 5/15/19(b)	300	297,000
8.63%, 4/15/20	3,200	3,472,000
7.75%, 2/01/21(b)	250	260,000
Marathon Oil Corp.,
6.60%, 10/01/37	900	997,768
Marathon Petroleum Corp.:
5.13%, 3/01/21(b)	500	514,024
6.50%, 3/01/41(b)	1,000	1,033,532
Newfield Exploration Co.,
7.13%, 5/15/18	2,082	2,206,920
Petrobras International Finance Co.:
5.75%, 1/20/20	2,000	2,133,510
6.88%, 1/20/40	1,270	1,352,247
Petroleos Mexicanos,
6.50%, 6/02/41(b)	900	913,182
Petronas Capital Ltd.,
5.25%, 8/12/19	2,200	2,369,591
Pioneer Natural Resources Co.,
6.88%, 5/01/18	1,333	1,439,220
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19	600	754,811
6.70%, 5/15/36	1,000	1,064,715
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	2,850	3,352,828
3.80%, 10/01/20	4,200	4,155,291

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	67

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Valero Energy Corp.,
6.13%, 2/01/20(c)	$1,400	$1,538,510
Williams Partners LP,
3.80%, 2/15/15	800	837,996

		40,159,957

Paper & Forest Products – 0.2%
Domtar Corp.,
10.75%, 6/01/17	1,500	1,951,875
International Paper Co.,
9.38%, 5/15/19(c)	1,600	2,043,224

		3,995,099

Pharmaceuticals – 0.7%
Abbott Laboratories,
5.30%, 5/27/40	1,400	1,406,322
AstraZeneca Plc,
6.45%, 9/15/37	1,500	1,740,504
GlaxoSmithKline Capital, Inc.,
6.38%, 5/15/38	500	576,567
Johnson & Johnson,
4.50%, 9/01/40	1,800	1,647,351
Pfizer, Inc.,
6.20%, 3/15/19	1,500	1,754,630
Sanofi-Aventis SA,
2.63%, 3/29/16	2,400	2,443,702
Valeant Pharmaceuticals International,
6.50%, 7/15/16(b)	5,600	5,537,000

		15,106,076

Professional Services – 0.0%
Dun & Bradstreet Corp.,
2.88%, 11/15/15	600	600,160

Real Estate Investment Trusts (REITs) – 0.6%
Host Hotels & Resorts, Inc.,
6.00%, 11/01/20(c)	5,200	5,213,000
Simon Property Group LP,
5.65%, 2/01/20	2,800	3,025,117
TransDigm, Inc.,
7.75%, 12/15/18(b)	4,200	4,410,000

		12,648,117

Road & Rail – 0.4%
Burlington Northern Santa Fe LLC,
5.40%, 6/01/41(c)	2,700	2,652,952
CSX Corp.:
5.75%, 3/15/13	2,600	2,797,457
5.50%, 4/15/41	800	780,590
Norfolk Southern Corp.,
5.75%, 1/15/16	1,100	1,251,045
Union Pacific Corp.,
6.13%, 2/15/20	1,300	1,511,345

		8,993,389

Semiconductors & Semiconductor Equipment – 0.0%
Broadcom Corp.,
2.38%, 11/01/15(b)	300	297,035

Software – 0.2%
Oracle Corp.:
5.25%, 1/15/16	1,500	1,692,771
5.75%, 4/15/18	550	629,456
5.38%, 7/15/40(b)	3,100	3,134,664

		5,456,891

Specialty Retail – 0.8%
AutoZone, Inc.,
4.00%, 11/15/20(c)	6,600	6,306,623
Limited Brands, Inc.:
6.90%, 7/15/17	3,800	4,070,750
8.50%, 6/15/19	4,000	4,560,000
The Sherwin-Williams Co.,
3.13%, 12/15/14	3,300	3,484,909

		18,422,282

Tobacco – 0.7%
Altria Group, Inc.:
9.70%, 11/10/18	2,750	3,613,833
9.25%, 8/06/19	1,100	1,434,341
4.75%, 5/05/21	3,550	3,547,568
9.95%, 11/10/38	1,200	1,686,055
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,360,006
5.65%, 5/16/18(c)	1,300	1,462,077
6.38%, 5/16/38	1,500	1,699,248

		15,803,128

Wireless Telecommunication Services – 0.4%
America Movil SAB de CV,
5.00%, 3/30/20	2,800	2,920,957
American Tower Corp.:
4.50%, 1/15/18	2,100	2,099,023
5.05%, 9/01/20	2,300	2,265,436
Vodafone Group Plc:
2.88%, 3/16/16	1,800	1,812,422
5.63%, 2/27/17	950	1,064,524

		10,162,362

Total Corporate Bonds – 27.0%		620,717,800

Foreign Agency Obligations
Brazilian Government International Bond:
5.88%, 1/15/19(c)	7,600	8,797,000
5.63%, 1/07/41	1,500	1,541,250
Colombia Government International Bond,
7.38%, 9/18/37	800	1,008,000
Indonesia Government International Bond,
5.88%, 3/13/20(b)	1,800	1,998,000
Mexico Government International Bond:
5.13%, 1/15/20(c)	3,050	3,294,000
6.05%, 1/11/40	1,100	1,170,400
Panama Government International Bond,
6.70%, 1/26/36	800	944,000
Peruvian Government International Bond:
7.13%, 3/30/19	1,900	2,285,700
6.55%, 3/14/37	300	334,650
South Africa Government International Bond,
5.50%, 3/09/20	2,000	2,185,000

Total Foreign Agency Obligations – 1.0%		23,558,000

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 3.7%
Arran Residential Mortgages Funding Plc:
Series 2010-1A, Class A1C, 1.46%,
5/16/47(a)(b)	3,587	3,588,712
Series 2011-1A, Class A1C, 1.54%,
11/19/47(a)(b)	7,600	7,601,794
Banc of America Alternative Loan Trust, Series 2004-10,
Class 3A1, 5.50%, 11/25/19	2,776	2,801,419
Banc of America Funding Corp.:
Series 2005-8, Class 4A27, 5.75%,
1/25/36	1,255	1,228,617
Series 2006-6, Class 1A12, 5.75%,
8/25/36	520	510,396
Citicorp Mortgage Securities, Inc., Series 2006-1,
Class 2A1, 5.00%, 2/25/21	1,078	1,072,775

See Notes to Financial Statements.

68	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentage shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust:
Series 2005-51, Class 1A2A, 0.48%,
11/20/35(a)	$3,387	$3,230,945
Series 2006-HY12, Class A1, 5.72%,
8/25/36(a)	909	895,576
Series 2006-OA2, Class A2A, 0.34%,
5/20/46(a)	122	118,828
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-13,
Class 1A1, 5.50%, 8/25/34	107	107,076
First Horizon Asset Securities, Inc., Series 2006-2,
Class 1A6, 6.00%, 8/25/36	467	468,607
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3,
Class 4A3, 4.89%, 6/19/35(a)	4,439	4,339,833
GSR Mortgage Loan Trust, Series 2006-AR1,
Class 2A2, 2.80%, 1/25/36(a)	3,480	3,279,347
Greenpoint Mortgage Funding Trust:
Series 2006-AR4, Class A1A, 0.29%,
9/25/46(a)	12	12,126
Series 2006-AR5, Class A1A, 0.27%,
10/25/46(a)	4,405	4,137,041
HSI Asset Securitization Corp. Trust, Series 2005,
Class 2A4, 0.58%, 8/25/35(a)	1,455	1,344,974
Holmes Master Issuer Plc:
Series 2007-2A, Class 3A1, 0.36%,
7/15/21(a)	7,868	7,855,207
Series 2011-1A, Class A2, 1.63%,
10/15/54(a)(b)	7,700	7,709,540
JPMorgan Alternative Loan Trust, Series 2006-A7,
Class 1A2, 0.25%, 12/25/36(a)	3,740	3,638,624
National RMBS Trust, Series 2004-1,
Class A1, 0.36%, 3/20/34(a)	4,291	4,275,093
Opteum Mortgage Acceptance Corp., Series 2005-3,
Class A1B, 0.45%, 7/25/35(a)	1,128	1,056,085
Residential Accredit Loans, Inc., Series 2004-QS9,
Class A1, 5.00%, 6/25/19	752	748,854
Structured Asset Mortgage Investments, Inc., Series 2007-AR4,
Class A1, 0.39%, 9/25/47(a)	3,710	3,561,656
Thornburg Mortgage Securities Trust:
Series 2006-5, Class A1, 0.31%,
10/25/46(a)	3,279	3,258,956
Series 2006-6, Class A2, 0.34%,
11/25/46(a)	849	837,138
Series 2007-1, Class A2B, 0.29%,
3/25/37(a)	3,946	3,791,097
Series 2007-2, Class A1, 0.33%,
6/25/37(a)	608	588,164
Series 2007-2, Class A3A, 0.32%,
6/25/37(a)	8,543	8,326,971
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-11, Class 1A13, 4.75%,
10/25/18	924	950,719
Series 2005-7, Class A3, 5.25%,
9/25/35	1,087	1,090,940
Series 2005-AR14, Class A2, 5.36%,
8/25/35(a)	793	789,326
Series 2006-AR11, Class A3, 5.19%,
8/25/36(a)	106	105,228

		83,321,664

Commercial Mortgage-Backed Securities – 4.9%
Banc of America Commercial Mortgage, Inc., Series 2006-2,
Class AM, 5.96%, 5/10/45(a)	5,600	5,696,925
CW Capital Cobalt Ltd.:
Series 2006-C1, Class A4, 5.22%,
8/15/48	3,000	3,178,461
Series 2007-C2, Class A3, 5.48%,
4/15/47(a)	3,700	3,927,762
Citigroup Commercial Mortgage Trust:
Series 2008-C7, Class A4, 5.82%,
12/10/49(a)	2,500	2,768,081
Series 2008-C7, Class AM, 5.82%,
12/10/49(a)	2,800	2,786,727
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-CKN2, Class A3, 6.13%,
4/15/37	2,195	2,237,313
Series 2005-C5, Class AM, 5.10%,
8/15/38(a)	1,500	1,516,075
First Union National Bank Commercial Mortgage, Series 2002-C1,
Class A2, 6.14%, 2/12/34	2,033	2,063,117
GE Capital Commercial Mortgage Corp.:
Series 2002-1A, Class A3, 6.27%,
12/10/35	4,594	4,690,738
Series 2007-C1, Class A2, 5.42%,
12/10/49	1,945	1,969,501
Greenwich Capital Commercial Funding Corp.:
Series 2005-GG5, Class A5, 5.22%,
4/10/37(a)	1,000	1,073,719
Series 2006-GG7, Class AM, 6.08%,
7/10/38(a)	4,200	4,315,450
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A3, 6.47%,
11/15/35	2,324	2,339,716
Series 2002-CIB4, Class A3, 6.16%,
5/12/34	7,345	7,487,712
Series 2004-CBX, Class A3, 4.18%,
1/12/37	1,361	1,360,039
Series 2005-CB12, Class A3A1, 4.82%,
9/12/37	3,076	3,094,387
Series 2006-LDP6, Class AM, 5.53%,
4/15/43(a)	1,500	1,552,168

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	69

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Series 2007-CB19, Class A3, 5.93%,
2/12/49(a)	$4,300	$4,505,660
Series 2007-LDPX, Class A1S, 4.93%,
1/15/49	9,122	9,182,647
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class A2, 5.30%,
11/15/38	6,600	6,652,572
Series 2006-C7, Class A3, 5.35%,
11/15/38	2,000	2,152,976
Series 2007-C6, Class A4, 5.86%,
7/15/40(a)	5,700	6,184,192
Merrill Lynch Countrywide Commercial Mortgage Trust:
Series 2006-1, Class A2, 5.44%,
2/12/39(a)	623	622,645
Series 2006-3, Class AM, 5.46%,
7/12/46(a)	3,300	3,276,372
Merrill Lynch Mortgage Trust, Series 2004-MKB1,
Class A3, 4.89%, 2/12/42	521	529,219
Morgan Stanley Capital I, Series 2007-IQ16,
Class A4, 5.81%, 12/12/49	7,100	7,790,799
Morgan Stanley Reremic Trust:
Series 2009-GG10, Class A4A, 5.99%,
8/12/45(a)(b)	3,000	3,283,052
Series 2010-GG10, Class A4A, 5.99%,
8/15/45(a)(b)	3,800	4,158,533
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C26, Class AM, 6.17%,
6/15/45(a)	2,700	2,799,952
Series 2006-C28, Class A4, 5.57%,
10/15/48	3,200	3,460,205
Series 2007-C34, Class A3, 5.68%,
5/15/46	6,000	6,476,204

		113,132,919

Total Non-Agency Mortgage-Backed Securities – 8.6%		196,454,583

Preferred Securities
Capital Trusts
Insurance – 0.3%
AON Corp.,
8.21%, 1/01/27	1,700	1,927,739
Chubb Corp.:
6.00%, 5/11/37	800	838,977
6.38%, 3/29/67(a)	2,550	2,639,250
The Travelers Cos., Inc.,
6.25%, 6/15/37	1,000	1,069,888

		6,475,854

Total Capital Trusts – 0.3%		6,475,854

	Shares
Trust Preferred – 0.1%
Diversified Financial Services – 0.1%
JPMorgan Chase Capital XXVII,
7.00%, 11/01/39	3,500	3,495,660

Total Preferred Securities – 0.4%		9,971,514

Preferred Stocks
Diversified Telecommunication Services – 0.2%
Qwest Corp.,
7.38%, 6/01/16	196	5,033,280

Total Preferred Stocks – 0.2%		5,033,280

Taxable Municipal Bonds	Par (000)
Chicago, Illinois Waterworks Revenue,
6.74%, 11/01/40	$150	162,453
Massachusetts State Transportation Fund Revenue,
5.73%, 6/01/40	150	161,099
New Jersey State Turnpike Authority Revenue,
7.10%, 1/01/41	700	813,932
New York City Transitional Finance Authority Revenue,
5.57%, 11/01/38	450	460,152
Orange County Local Transportation Authority Sales Tax Revenue,
6.91%, 2/15/41	450	515,961
Port Authority of New York & New Jersey Revenue,
5.65%, 11/01/40	800	806,616
San Diego County Regional Transportation Commission Revenue,
5.91%, 4/01/39	600	627,180
San Francisco City & County Public Utilities Commission Revenue,
6.95%, 11/01/31	900	1,026,108
State of California:
7.55%, 4/01/39	400	457,744
7.63%, 3/01/40	1,150	1,323,891
7.60%, 11/01/40	250	288,093
State of Illinois,
2.77%, 1/01/12	5,200	5,225,948
State of Mississippi,
5.25%, 11/01/34	600	599,034
University of Missouri System Facilities Revenue,
5.79%, 11/01/39	300	328,650

Total Taxable Municipal Bonds – 0.6%		12,796,861

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations – 2.3%
Fannie Mae REMICS:
Series 2007-54, Class PF, 0.41%,
6/25/37(a)	6,597	6,570,360
Series 2010-35, Class EF, 0.74%,
4/25/40(a)	8,425	8,469,384
Series 2010-89, Class CF, 0.64%,
2/25/38(a)	6,923	6,938,771
Freddie Mac Mortgage Backed Securities:
Series 3667, Class FW, 0.74%,
2/15/38(a)	5,438	5,465,311
Series 3807, Class FM, 0.69%,
2/15/41(a)	19,750	19,829,959
Series 3807, Class FN, 0.69%,
2/15/41(a)	4,985	5,004,667

		52,278,452

See Notes to Financial Statements.

70	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Interest Only Collateralized Mortgage Obligations – 0.0%
Freddie Mac Mortgage Backed Securities:
Series 2989, Class WI, 5.50%,
5/15/29	$283	$2,639
Series 3003, Class BI, 5.00%,
12/15/34	262	3,029
Series 3016, Class PI, 5.50%,
5/15/29	40	62

		5,730

Mortgage-Backed Securities – 128.1%
Fannie Mae Mortgage Backed Securities:
2.35%, 1/01/36(a)	2,065	2,169,249
2.38%, 4/11/16	33,812	34,515,797
2.47%, 5/01/33(a)	3,966	4,151,197
2.55%, 8/01/33	3,030	3,181,819
2.56%, 1/01/35(a)	1,688	1,770,958
3.00%, 2/01/26	977	972,524
3.35%, 4/01/40(a)	693	722,704
3.50%, 2/01/26-7/01/41(d)	169,415	162,757,383
3.60%, 5/01/40(a)	4,683	4,898,797
4.00%, 8/01/25-7/01/41(d)	666,909	667,768,052
4.50%, 10/01/24-7/01/41(d)	887,579	918,826,397
5.00%, 1/01/18-7/01/41(d)	277,445	295,202,626
5.50%, 9/01/19-7/01/41(d)	232,878	252,296,141
6.00%, 11/01/22-7/01/41(d)	132,236	145,405,951
6.50%, 12/01/30-12/01/32	19,465	22,152,740
Freddie Mac Mortgage Backed Securities:
2.35%, 10/01/33(a)	1,709	1,764,751
2.50%, 5/27/16	26,214	26,884,502
3.36%, 2/01/40(a)	4,546	4,735,488
3.50%, 12/01/25-7/01/26(d)	7,929	8,085,086
4.00%, 3/01/26-2/01/41(d)	39,636	40,296,733
4.50%, 8/01/20-9/01/40(d)	59,050	61,389,046
4.56%, 4/01/38(a)	6,087	6,475,351
5.00%, 10/01/20-7/01/41(d)	50,820	54,063,316
5.50%, 12/01/27-7/01/41(d)	33,767	36,614,642
6.00%, 12/01/28-1/01/38	26,437	29,179,362
6.22%, 11/01/36(a)	2,445	2,570,481
6.50%, 5/01/21-1/01/36	4,237	4,784,134
Ginnie Mae Mortgage Backed Securities:
3.50%, 12/15/40	988	960,506
4.00%, 9/15/40-3/15/41	17,856	18,202,093
4.50%, 3/15/39-7/01/41(d)	52,477	55,477,916
5.00%, 9/15/39-7/20/40	37,953	41,336,572
5.50%, 6/15/34-11/20/39	18,538	20,429,295
6.00%, 7/01/41(d)	16,000	17,825,000

		2,947,866,609

Total U.S. Government Sponsored Agency Securities – 130.4%		3,000,150,791

U.S. Treasury Obligations
U.S. Treasury Bonds:
6.25%, 5/15/30	23,108	29,816,272
5.00%, 5/15/37(c)	29,000	32,212,649
4.38%, 5/15/40(c)(e)	23,100	23,085,678
3.88%, 8/15/40(c)	9,800	8,973,125
4.25%, 11/15/40(c)	4,640	4,535,600
U.S. Treasury Notes:
1.25%, 2/15/14(c)	61,000	61,895,968
1.25%, 4/15/14(c)	40,000	40,562,480
2.75%, 12/31/17	26,500	27,208,053

Total U.S. Treasury Obligations – 9.9%		228,289,825

Total Long-Term Investments (Cost – $4,378,879,000) – 192.9%		4,437,567,366

Short-Term Securities	Shares
Money Market Funds – 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.16%(f)(g)(h)	220,532,282	220,532,282
BlackRock Cash Funds: Prime, SL Agency Shares,
0.17%(f)(g)(h)	22,098,845	22,098,845

		242,631,127

Total Short-Term Securities (Cost – $242,631,127) – 10.6%		242,631,127

Total Investments Before TBA Sale Commitments (Cost – $4,621,510,127*) – 203.5%		4,680,198,493

TBA Sale Commitments(d)	Par (000)
Fannie Mae Mortgage Backed Securities:
3.50%, 2/01/26-7/01/41	$212,200	(202,916,250)
4.00%, 8/01/25-7/01/41	484,900	(485,033,000)
4.50%, 10/01/24-7/01/41	230,500	(238,459,453)
5.00%, 1/01/18-7/01/41	586,700	(623,368,750)
5.50%, 9/01/19-7/01/41	112,300	(121,441,922)
6.00%, 11/01/22-7/01/41	52,800	(57,997,500)
Freddie Mac Mortgage Backed Securities:
4.00%, 3/01/26-2/01/41	1,000	(999,063)

Total TBA Sale Commitments (Proceeds – $1,741,015,106) – (75.2)%		(1,730,215,938)

Total Investments Net of TBA Sale Commitments – 128.3		2,949,982,555
Liabilities in Excess of Other Assets – (28.3)%		(649,803,269)

Net Assets – 100.0%		$2,300,179,286

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,627,168,386

Gross unrealized appreciation	$72,010,044
Gross unrealized depreciation	(18,979,937)

Net unrealized appreciation	$53,030,107

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	71

Schedule of Investments (continued)	CoreAlpha Bond Master Portfolio

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security, or a portion of security, is on loan.
(d)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Securities	$193,526,734	$(1,468,504)
Barclays Capital Inc.	$74,682,656	$(230,451)
BNP Paribas	$140,245,547	$(1,152,391)
Citigroup Global	$(29,565,344)	$126,813
Credit Suisse Securities LLC	$(161,010,000)	$(331,864)
Deutsche Bank Securities, Inc.	$(151,007,109)	$829,902
Goldman Sachs & Co.	$(61,399,594)	$26,892
Jefferies & Company	$8,797,500	$(51,188)
JPMorgan Securities, Ltd.	$612,440,594	$(2,124,409)
Morgan Stanley Capital Services, Inc.	$57,369,891	$(351,161)
Nomura Securities	$42,712,313	$(88,643)
RBS Securities LLC	$(220,147,281)	$2,030,585
UBS Securities LLC	$(39,875,000)	$431,770
Wells Fargo Securities	$18,763,438	$6,979

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
909	2-Year U.S. Treasury Notes	Chicago	September 2011	$199,383,469	$(205,403)
2,614	5-Year U.S. Treasury Notes	Chicago	September 2011	$311,576,548	(341,126)
192	30-Year U.S. Treasury Bonds	Chicago	September 2011	$23,622,000	(450,139)

Total					$(996,668)

•	Financial futures contracts sold as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
89	10-Year U.S. Treasury Notes	Chicago	September 2011	$(10,887,203)	$59,630
41	Ultra Long U.S. Treasury Bonds	Chicago	September 2011	$(5,176,250)	171,615

Total					$231,245

•	Credit default swaps on single-name issuer – buy protection outstanding as of June 30, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
General Electric Capital Corp.	3.25%	Deutsche Bank AG	12/20/13	$4,000	$170,467

(e)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.
(f)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at June 30, 2011	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	519,520,789	(298,988,507)	220,532,282	$371,471
BlackRock Cash Funds:
Prime, SL Agency Shares	12,803,177	9,295,668	22,098,845	$12,910

(g)	Represents the current yield as of report date.
(h)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Credit default swaps on traded indexes – sold protection outstanding as of June 30, 2011 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Dow Jones CDX North
America Investment Grade	1.00%	UBS AG	12/20/15	BBB+	$63,500	$5,831
Dow Jones CDX North
America Investment Grade	1.00%	UBS AG	6/20/16	BBB+	53,900	75,534
Dow Jones CDX North
America High Yield	5.00%	BNP Paribas	6/20/16	B	61,000	302,908

Total						$384,273

[1]	Using Standard & Poor’s rating of the underlying securities.
[2]	The maximum potential amount the Master Portfolio may pay should a negative event take place as defined under the terms of agreement.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

72	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (concluded)	CoreAlpha Bond Master Portfolio

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$340,594,712	–	$340,594,712
Corporate Bonds	–	620,717,800	–	620,717,800
Foreign Agency Obligations	–	23,558,000	–	23,558,000
Non-Agency Mortgage-Backed Securities	–	196,454,583	–	196,454,583
Preferred Securities	–	9,971,514	–	9,971,514
Preferred Stocks	$5,033,280	–	–	5,033,280
Taxable Municipal Bonds	–	12,796,861	–	12,796,861
U.S. Government Sponsored Agency Securities	–	3,000,150,791	–	3,000,150,791
U.S. Treasury Obligations	–	228,289,825	–	228,289,825
Short-Term Securities:
Money Market Funds	242,631,127	–	–	242,631,127
Liabilities:
Investments:
TBA Sale Commitments	–	(1,730,215,938)	–	(1,730,215,938)

Total	$247,664,407	$2,702,318,148	–	$2,949,982,555

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$554,740	–	$554,740
Interest rate contracts	$231,245	–	–	231,245
Liabilities:
Credit contracts	–	–	–	–
Interest rate contracts	(996,668)	–	–	(996,668)

Total	$(765,423)	$554,740	–	$(210,683)

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	73

Statements of Assets and Liabilities	Master Investment Portfolio

June 30, 2011 (Unaudited)	LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio	LifePath 2045 Master Portfolio	LifePath 2055 Master Portfolio
Assets
Investments at value – affiliated[1,2]	$4,399,097	$3,257,305	$1,357,129	$161,082
Investments at value – Active Stock Master Portfolio	3,240,990	2,621,818	1,200,755	132,346
Investments at value – CoreAlpha Bond Master Portfolio	2,756,453	1,109,854	206,720	2,881
Contributions receivable from investors	72,000	19,000	–	–
Investments sold receivable	42,000	19,000	7,000	–
Securities lending income receivable	47	65	22	2
Receivable from investment advisor	11,308	11,502	11,641	11,694

Total assets	10,521,895	7,038,544	2,783,267	308,005

Liabilities
Collateral on securities loaned at value	769,996	550,174	183,583	13,609
Investments purchased payable	99,989	46,651	9,324	1,240
Withdrawals payable to investors	42,000	19,000	7,000	–
Professional fees payable	10,690	10,690	10,690	10,690
Trustees’ fees payable	596	592	586	582

Total liabilities	923,271	627,107	211,183	26,121

Net Assets	$9,598,624	$6,411,437	$2,572,084	$281,884

Net Assets Consist of
Investors’ capital	$9,685,883	$6,472,734	$2,573,196	$257,653
Net unrealized appreciation/depreciation	(87,259)	(61,297)	(1,112)	24,231

Net Assets	$9,598,624	$6,411,437	$2,572,084	$281,884

[1] Securities loaned at value	$746,410	$537,718	$179,468	$13,327

[2] Investments at cost – affiliated	$4,397,264	$3,248,483	$1,337,223	$146,262

See Notes to Financial Statements.

74	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Assets and Liabilities (continued)	Master Investment Portfolio

June 30, 2011 (Unaudited)	Active Stock Master Portfolio
Assets
Investments at value – unaffiliated[1,2]	$2,507,382,214
Investments at value – affiliated[3]	233,199,998
Investments sold receivable	99,305,308
Dividends receivable	2,855,731
Securities lending income receivable	50,564
Interest receivable	208
Margin variation receivable	430,422

Total assets	2,843,224,445

Liabilities
Collateral on securities loaned at value	186,819,785
Investments purchased payable	67,967,121
Investment advisory fees payable	337,751
Administration fees payable	183,800
Professional fees payable	19,099
Trustees’ fees payable	13,771

Total liabilities	255,341,327

Net Assets	$2,587,883,118

Net Assets Consist of
Investors’ capital	$2,329,495,125
Net unrealized appreciation/depreciation	258,387,993

Net Assets	$2,587,883,118

[1] Investments at cost – unaffiliated	$2,250,621,236

[2] Securities loaned at value	$182,777,646

[3] Investments at cost – affiliated	$233,199,998

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	75

Statements of Assets and Liabilities (concluded)	Master Investment Portfolio

June 30, 2011 (Unaudited)	CoreAlpha Bond Master Portfolio
Assets
Investments at value – unaffiliated[1,2]	$4,437,567,366
Investments at value – affiliated[3]	242,631,127
TBA sales commitments receivable	1,741,015,106
Investments sold receivable	226,402
Unrealized appreciation or swaps	554,740
Swaps premium paid	5,909
Securities lending income receivable	39,620
Interest receivable	14,815,995
Cash pledged as collateral for swaps	1,130,000

Total assets	6,437,986,265

Liabilities
Collateral on securities loaned at value	170,878,100
Investments purchased payable	2,232,995,909
TBA sale commitments (proceeds – $1,741,015,106)	1,730,215,938
Margin variation payable	1,051,044
Cash held as collateral for swaps	2,171,621
Investment advisory fees payable	465,910
Professional fees payable	13,501
Trustees’ fees payable	14,956

Total liabilities	4,137,806,979

Net Assets	$2,300,179,286

Net Assets Consist of
Investors’ capital	$2,241,678,546
Net unrealized appreciation/depreciation	58,500,740

Net Assets	$2,300,179,286

[1] Investments at cost – unaffiliated	$4,378,879,000

[2] Securities loaned at value	$167,406,333

[3] Investments at cost – affiliated	$242,631,127

See Notes to Financial Statements.

76	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Operations	Master Investment Portfolio

Six Months Ended June 30, 2011 (Unaudited)	LifePath 2025 Master Portfolio	LifePath 2035 Master Portfolio	LifePath 2045 Master Portfolio	LifePath 2055 Master Portfolio
Investment Income
Dividends – affiliated	$46,719	$35,396	$15,266	$1,848
Securities lending – affiliated	222	245	61	15
Income – affiliated	108	74	30	4
Net investment income allocated from the Active Stock Master and CoreAlpha Bond Master:
Dividends	16,420	13,176	5,676	829
Interest	31,932	12,843	2,308	71
Expenses	(5,782)	(3,739)	(1,402)	(182)
Fees waived	900	711	308	44

Total income	90,519	58,706	22,247	2,629

Expenses
Investment advisory	10,125	6,720	2,557	362
Professional	17,014	17,015	17,014	17,014
Independent Trustees	1,909	1,896	1,876	1,867

Total expenses	29,048	25,631	21,447	19,243
Less fees waived by advisor	(27,493)	(24,819)	(21,221)	(19,216)

Total expenses after fees waived	1,555	812	226	27

Net investment income	88,964	57,894	22,021	2,602

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments – affiliated	(7,329)	(5,948)	(5,708)	(233)
Allocations from the Active Stock Master and CoreAlpha Bond Master from investments, financial futures contracts and swaps	165,164	124,176	51,678	7,143

	157,835	118,228	45,970	6,910

Net change in unrealized appreciation/depreciation on:
Investments – affiliated	(7,008)	(2,032)	7,686	1,183
Allocated from the Active Stock Master and CoreAlpha Bond Master from investments, financial futures contracts and swaps	(97,915)	(80,902)	(33,209)	(2,969)

	(104,923)	(82,934)	(25,523)	(1,786)

Total realized and unrealized gain	52,912	35,294	20,447	5,124

Net Increase in Net Assets Resulting from Operations	$141,876	$93,188	$42,468	$7,726

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	77

Statements of Operations (continued)	Master Investment Portfolio

Six Months Ended June 30, 2011 (Unaudited)	Active Stock Master Portfolio
Investment Income
Dividends	$20,709,252
Securities lending – affiliated	846,617
Income – affiliated	50,997
Interest	2,654

Total income	21,609,520

Expenses
Investment advisory	3,116,065
Administration	1,251,377
Professional	28,314
Independent Trustees	41,196

Total expenses	4,436,952
Less fees waived by advisor	(1,070,612)

Total expenses after fees waived	3,366,340

Net investment income	18,243,180

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	171,776,370
Financial futures contracts	1,875,219

173,651,589

Net change in unrealized appreciation/depreciation on:
Investments	(16,507,784)
Financial futures contracts	763,386

(15,744,398)

Total realized and unrealized gain	157,907,191

Net Increase in Net Assets Resulting from Operations	$176,150,371

See Notes to Financial Statements.

78	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Operations (concluded)	Master Investment Portfolio

Six Months Ended June 30, 2011 (Unaudited)	CoreAlpha Bond Master Portfolio
Investment Income
Interest	$40,681,925
Income – affiliated	284,554
Securities lending – affiliated	99,827

Total income	41,066,306

Expenses
Investment advisory	2,786,325
Administration	350,436
Professional	31,763
Independent Trustees	25,782

Total expenses excluding interest expense	3,194,306
Interest expense	908

Total expenses	3,195,214
Less fees waived by advisor	(57,544)

Total expenses after fees waived	3,137,670

Net investment income	37,928,636

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	9,838,239
Financial futures contracts	3,966,751
Swaps	5,807,183

19,612,173

Net change in unrealized appreciation/depreciation on:
Investments	2,967,011
Financial futures contracts	2,891,884
Swaps	(3,955,578)

1,903,317

Total realized and unrealized gain	21,515,490

Net Increase in Net Assets Resulting from Operations	$59,444,126

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	79

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath 2025 Master Portfolio		LifePath 2035 Master Portfolio
Increase in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Operations
Net investment income	$88,964	$1,478	$57,894	$1,499
Net realized gain	157,835	227	118,228	446
Net change in unrealized appreciation/depreciation	(104,923)	17,664	(82,934)	21,637

Net increase in net assets resulting from operations	141,876	19,369	93,188	23,582

Capital Transactions
Proceeds from contributions	11,984,388	115,367	7,370,769	125,963
Fair value of withdrawals	(2,662,135)	(241)	(1,201,785)	(280)

Net increase in net assets derived from capital transactions	9,322,253	115,126	6,168,984	125,683

Net Assets
Total increase in net assets	9,464,129	134,495	6,262,172	149,265
Beginning of period	134,495	–	149,265	–

End of period	$9,598,624	$134,495	$6,411,437	$149,265

	LifePath 2045 Master Portfolio		LifePath 2055 Master Portfolio
Increase in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Operations
Net investment income	$22,021	$1,447	$2,602	$1,430
Net realized gain	45,970	778	6,910	962
Net change in unrealized appreciation/depreciation	(25,523)	24,411	(1,786)	26,017

Net increase in net assets resulting from operations	42,468	26,636	7,726	28,409

Capital Transactions
Proceeds from contributions	3,356,508	115,366	311,823	115,365
Fair value of withdrawals	(968,645)	(249)	(181,189)	(250)

Net increase in net assets derived from capital transactions	2,387,863	115,117	130,634	115,115

Net Assets
Total increase in net assets	2,430,331	141,753	138,360	143,524
Beginning of period	141,753	–	143,524	–

End of period	$2,572,084	$141,753	$281,884	$143,524

[1]	Commencement of operations.

See Notes to Financial Statements.

80	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Changes in Net Assets (continued)	Master Investment Portfolio

	Active Stock Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$18,243,180	$32,224,963
Net realized gain	173,651,589	150,754,297
Net change in unrealized appreciation/depreciation	(15,744,398)	76,421,362

Net increase in net assets resulting from operations	176,150,371	259,400,622

Capital Transactions
Proceeds from contributions	114,673,887	542,158,731
Fair value of withdrawals	(216,365,256)	(126,588,351)

Net increase (decrease) in net assets derived from capital transactions	(101,691,369)	415,570,380

Net Assets
Total increase in net assets	74,459,002	674,971,002
Beginning of period	2,513,424,116	1,838,453,114

End of period	$2,587,883,118	$2,513,424,116

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	81

Statements of Changes in Net Assets (concluded)	Master Investment Portfolio

	CoreAlpha Bond Master Portfolio
Increase in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$37,928,636	$60,862,874
Net realized gain	19,612,173	38,222,728
Net change in unrealized appreciation/depreciation	1,903,317	16,401,998

Net increase in net assets resulting from operations	59,444,126	115,487,600

Capital Transactions
Proceeds from contributions	218,424,467	668,474,923
Fair value of withdrawals	(128,252,538)	(267,359,402)

Net increase in net assets derived from capital transactions	90,171,929	401,115,521

Net Assets
Total increase in net assets	149,616,055	516,603,121
Beginning of period	2,150,563,231	1,633,960,110

End of period	$2,300,179,286	$2,150,563,231

See Notes to Financial Statements.

82	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights	Master Investment Portfolio

	LifePath 2025 Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Total Investment Return
Total investment return[2]	5.59%	17.65%

Ratios to Average Net Assets
Total expenses[3,4]	1.17%[5]	13.61%

Total expenses after fees waived[3,4]	0.22%[5]	0.22%

Net investment income[4,6]	3.08%[5]	2.37%

Supplemental Data
Net assets, end of period (000)	$9,599	$134

Portfolio turnover	17%	2%

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios, except the total expenses for the period ended December 31, 2010 which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.
[5]	Ratio includes the Master Portfolio’s share of the Active Stock and CoreAlpha Bond Master Portfolio’s allocated fees waived of 0.03%.
[6]	Includes the Master Portfolio’s share of the allocated net investment income from the Active Stock and CoreAlpha Bond Master Portfolios.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	83

Financial Highlights (continued)	Master Investment Portfolio

	LifePath 2035 Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Total Investment Return
Total investment return[2]	5.86%	21.21%

Ratios to Average Net Assets
Total expenses[3,4]	1.49%[5]	13.23%

Total expenses after fees waived[3,4]	0.20%[5]	0.19%

Net investment income[4,6]	3.02%[5]	2.33%

Supplemental Data
Net assets, end of period (000)	$6,411	$149

Portfolio turnover	12%	1%

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios, except the total expenses for the period ended December 31, 2010 which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.
[5]	Ratio includes the Master Portfolio’s share of the Active Stock and CoreAlpha Bond Master Portfolio’s allocated fees waived of 0.04%.
[6]	Includes the Master Portfolio’s share of the allocated net investment income from the Active Stock and CoreAlpha Bond Master Portfolios.

See Notes to Financial Statements.

84	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	Master Investment Portfolio

	LifePath 2045 Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Total Investment Return
Total investment return[2]	6.83%	24.26%

Ratios to Average Net Assets
Total expenses[3,4]	3.09%[5]	13.23%

Total expenses after fees waived[3,4]	0.18%[5]	0.17%

Net investment income[4,6]	3.01%[5]	2.25%

Supplemental Data
Net assets, end of period (000)	$2,572	$142

Portfolio turnover	29%	1%

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios, except the total expenses for the period ended December 31, 2010 which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.
[5]	Ratio includes the Master Portfolio’s share of the Active Stock and CoreAlpha Bond Master Portfolio’s allocated fees waived of 0.04%.
[6]	Includes the Master Portfolio’s share of the allocated net investment income from the Active Stock and CoreAlpha Bond Master Portfolios.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	85

Financial Highlights (continued)	Master Investment Portfolio

	LifePath 2055 Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)	Period June 30, 2010[1] to December 31, 2010
Total Investment Return
Total investment return[2]	6.56%	25.83%

Ratios to Average Net Assets
Total expenses[3,4]	18.76%[5]	13.13%

Total expenses after fees waived[3,4]	0.16%[5]	0.16%

Net investment income[4,6]	2.52%[5]	2.21%

Supplemental Data
Net assets, end of period (000)	$282	$144

Portfolio turnover	46%	1%

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios, except the total expenses for the period ended December 31, 2010 which include gross expenses. These ratios do not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.
[5]	Ratio includes the Master Portfolio’s share of the Active Stock and CoreAlpha Bond Master Portfolio’s allocated fees waived of 0.04%.
[6]	Includes the Master Portfolio’s share of the allocated net investment income from the Active Stock and CoreAlpha Bond Master Portfolios.

See Notes to Financial Statements.

86	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	Master Investment Portfolio

	Active Stock Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	7.25%[1]	11.04%	24.86%	(36.65)%	0.58%	15.65%

Ratios to Average Net Assets
Total expenses	0.35%[2]	0.35%	0.35%	0.35%	0.35%	0.35%

Total expenses after fees waived	0.27%[2]	0.29%	0.30%	0.32%	0.34%	0.35%

Net investment income	1.46%[2]	1.50%	1.99%	1.96%	1.70%	1.64%

Supplemental Data
Net assets, end of period (000)	$2,587,883	$2,513,424	$1,838,453	$1,250,987	$2,085,214	$1,561,940

Portfolio turnover	77%	120%	149%	98%	80%	65%

[1]	Aggregate total investment return.
[2]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	87

Financial Highlights (concluded)	Master Investment Portfolio

	CoreAlpha Bond Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	2.58%[1]	6.56%	11.67%	3.62%	5.10%	4.36%

Ratios to Average Net Assets
Total expenses	0.29%[2]	0.36%	0.35%	0.36%	0.36%	0.36%

Total expenses after fees waived	0.28%[2]	0.35%	0.35%	0.36%	0.35%	0.35%

Net investment income	3.39%[2]	3.19%	4.33%	4.47%	5.18%	5.11%

Supplemental Data
Net assets, end of period (000)	$2,300,179	$2,150,563	$1,633,960	$1,115,903	$1,479,888	$1,082,468

Portfolio turnover[3]	639%[4]	621%[5]	278%[6]	351%	466%	301%

[1]	Aggregate total investment return.
[2]	Annualized.
[3]	Portfolio turnover rates include TBA transactions, if any.
[4]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio rate would have been 547%.
[5]	Excluding TBA transactions, the portfolio turnover rate would have been 170%.
[6]	Excluding TBA transactions, the portfolio turnover rate would have been 199%.

See Notes to Financial Statements.

88	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (Unaudited)	Master Investment Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to six series of MIP: LifePath 2025 Master Portfolio, LifePath 2035 Master Portfolio, LifePath 2045 Master Portfolio, LifePath 2055 Master Portfolio, Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”). The Master Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Each of the LifePath 2025 Master Portfolio, LifePath 2035 Master Portfolio, LifePath 2045 Master Portfolio and LifePath 2055 Master Portfolio (each, a “LifePath Master Portfolio” and collectively, the “LifePath Master Portfolios”) seeks to achieve its investment objective by investing in a combination of equity, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by BlackRock Fund Advisors (“BFA”), and include the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

The value of a LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of June 30, 2011, the interests of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio held by each LifePath Master Portfolio were as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath 2025 Master Portfolio	0.13%	0.12%
LifePath 2035 Master Portfolio	0.10%	0.05%
LifePath 2045 Master Portfolio	0.05%	0.01%
LifePath 2055 Master Portfolio	0.01%	0.00%*

*	Rounds to less than 0.01%

The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: US GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). Equity investments, including exchange traded funds, traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

The Master Portfolios value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference instruments. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, BFA seeks to determine the price that each Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BFA deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

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Asset-Backed and Mortgage-Backed Securities: The CoreAlpha Bond Master Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The CoreAlpha Bond Master Portfolio may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Multiple Class Pass-Through Securities: The CoreAlpha Bond Master Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Master Portfolio may not fully recoup its initial investment in IOs.

Capital Trusts: The CoreAlpha Bond Master Portfolio may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

TBA Commitments: The CoreAlpha Bond Master Portfolio may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Master Portfolio generally enters into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio will not be entitled to receive interest and principal payments on the securities

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sold. The Master Portfolio accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Master Portfolio’s portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., TBA sale commitments, financial futures contracts and swaps), each Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Each LifePath Master Portfolio records daily its proportionate share of the Active Stock Master Portfolio’s and CoreAlpha Bond Master Portfolio’s income, expenses and realized and unrealized gains and losses.

Securities Lending: The Master Portfolios may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master Portfolio earns dividend and interest on the securities loaned but does not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master Portfolio could experience delays and costs in gaining access to the collateral. A Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the period, the participating Master Portfolios accepted only cash collateral in connection with securities loaned.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for the year ended December 31, 2010. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal

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years. Management is evaluating the impact of this guidance on the Master Portfolios’ financial statements and disclosures.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several master portfolios are pro rated among those master portfolios on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

Each Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and to economically hedge, or protect, its exposure to certain risks such as credit risk, equity risk and interest rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Each Master Portfolio’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

A Master Portfolio may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Master Portfolio and each of its respective counterparties. The ISDA Master Agreement allows each Master Portfolio to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to a Master Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, each Master Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Master Portfolio’s net assets decline by a stated percentage or the Master Portfolios fail to meet the terms of its ISDA Master Agreements, which would cause the Master Portfolios to accelerate payment of any net liability owed to the counterparty.

Financial Futures Contracts: The Master Portfolios purchase or sell financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or changes in the value of equity securities (equity risk). Financial futures contracts are agreements between a Master Portfolio and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, a Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Master Portfolios as unrealized appreciation or depreciation. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Swaps: The CoreAlpha Bond Master Portfolio enters into swap agreements, in which the Master Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Master Portfolio are recorded in the Statements of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Master Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps – The CoreAlpha Bond Master Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Master Portfolio enters into credit default swap agreements

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Notes to Financial Statements (continued)	Master Investment Portfolio

to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Master Portfolio will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of June 30, 2011
Asset Derivatives
	Statements of Assets and Liabilities Location	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Interest rate contracts	Net unrealized appreciation/depreciation*	–	$(996,668)
Credit contracts	Credit default swaps at fair value	–	560,649
Equity contracts	Net unrealized appreciation/depreciation*	$1,627,015	–

Total		$1,627,015	$(436,019)

Liability Derivatives
	Statements of Assets and Liabilities Location	CoreAlpha Bond Master Portfolio
Interest rate contracts	Net unrealized appreciation/depreciation*	$231,245

*	Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments on the Statements of Operations Period Ended June 30, 2011
Net Realized Gain from
	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Interest rate contracts:
Financial futures contracts	–	$3,966,751
Credit contracts:
Swaps	–	5,807,183
Equity contracts:
Financial futures contracts	$1,875,219	–

Total	$1,875,219	$9,773,934

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Net Change in Unrealized Appreciation/Depreciation on

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Interest rate contracts:
Financial futures contracts	–	$2,891,884
Credit contracts:
Swaps	–	(3,955,578)
Equity contracts:
Financial futures contracts	$763,386	–

Total	$763,386	$(1,063,694)

For the six months ended June 30, 2011, the average quarterly balance of outstanding derivative financial instruments was as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
Financial futures contracts:
Average number of contracts purchased	797	3,442
Average number of contracts sold	–	96
Average notional value of contracts purchased	$52,498,550	$478,977,689
Average notional value of contracts sold	–	$11,800,383
Credit default swaps:
Average number of contracts – buy protection	–	1
Average number of contracts – sell protection	–	3
Average notional value – buy protection	–	$4,000,000
Average notional value – sell protection	–	$140,800,000

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolios for 1940 Act purposes, but Barclays is not.

MIP, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement (the “Investment Advisory Agreement”) with BFA, the Master Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of each Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. For such services, each Master Portfolio paid BFA a monthly fee based on a percentage of each LifePath Master Portfolio’s average daily net assets at an annual rate of 0.35% and an annual rate of 0.25% of the average daily net assets of each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio from January 1, 2011 through May 31, 2011.

Effective June 1, 2011, each Master Portfolio paid BFA a monthly fee based on a percentage of each LifePath Master Portfolio’s average daily net assets at an annual rate of 0.35% and a monthly fee based on a percentage of each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.25%
$1 Billion – $3 Billion	0.24%
$3 Billion – $5 Billion	0.23%
$5 Billion – $10 Billion	0.22%
Greater than $10 Billion	0.21%

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. BFA has contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. (“BTC”), from each investment company in which the Master Portfolios invest through April 30, 2012. BFA has also contractually agreed to cap the expenses of the LifePath Master Portfolios at the rate at which the LifePath Master Portfolios pay an advisory fee to BFA by providing an offsetting credit against the investment advisory fees paid by the LifePath Master Portfolios in an amount equal to the independent expenses. These contractual waivers are effective through April 30, 2021. The amounts of the waivers, if any, are shown as fees waived in the Statements of Operations.

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MIP entered into an administration services arrangement with BTC, which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC may delegate certain of its administration duties to sub-administrators. BTC, in consideration thereof, has agreed to bear all of the Master Portfolios’ and MIP’s ordinary operating expenses excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolios. BTC is entitled to receive for these administration services an annual fee of 0.10% based on the average daily net assets of Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio. Effective March 1, 2011, BTC receives administration fees of 10% based on the average daily net assets of the Institutional Shares of BlackRock CoreAlpha Bond Fund.

BTC is not entitled to compensation for providing administration services to the LifePath Master Portfolios, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios, or BTC (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios.

BTC voluntarily agreed to waive a portion of its administration fees paid by the Active Stock Master Portfolio in an amount sufficient to maintain the advisory fees payable by each of the LifePath Master Portfolios at an annual rate of 0.35% based on the average daily net assets. This arrangement is voluntary and may be terminated by BTC at any time. With respect to the independent expenses discussed above, BTC has contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio in an amount equal to the independent expenses, through April 30, 2012. The amounts of the waiver and offsetting credits are shown as fees waived in the Statements of Operations.

The Master Portfolios received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BlackRock Investment Management (“BIM”), an affiliate of BFA, as the securities lending agent. BIM may, on behalf of a Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BIM or in registered money market funds advised by BIM or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedules of Investments. The share of income earned by the Master Portfolio on such investments is shown as securities lending – affiliated in the Statements of Operations. BIM has voluntarily agreed to waive its fees for the period beginning December 1, 2009 until further notice.

Each Master Portfolio may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statements of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar rolls and TBA transactions and excluding short-term securities and US government securities for the six months ended June 30, 2011, were as follows:

	Purchases	Sales
LifePath 2025 Master Portfolio	$4,418,929	$874,531
LifePath 2035 Master Portfolio	$3,028,276	$416,094
LifePath 2045 Master Portfolio	$1,495,779	$404,114
LifePath 2055 Master Portfolio	$164,884	$93,788
Active Stock Master Portfolio	$1,916,176,218	$1,974,764,336
CoreAlpha Master Portfolio	$14,183,392,848	$13,487,953,140

Purchases and sales of US government securities for the CoreAlpha Bond Master Portfolio for the six months ended June 30, 2011 were $676,515,088 and $288,923,449, respectively.

Purchases and sales of mortgage dollar roll securities for the Master Portfolio for the six months ended June 30, 2011, were $2,007,717,969 and $2,006,877,578, respectively.

5. Concentration, Market and Credit Risk:

CoreAlpha Bond Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolios manage counterparty risk by entering into transactions only with counterparties

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that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of investments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Master Portfolio.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met on April 5, 2011 and May 17 – 18, 2011 to consider the approval of the Master Fund’s investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (“BlackRock”), the Master Fund’s investment advisor, on behalf of LifePath 2025 Master Portfolio, LifePath 2035 Master Portfolio, LifePath 2045 Master Portfolio and LifePath 2055 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund. Each of LifePath 2025 Portfolio, LifePath 2035 Portfolio, LifePath 2045 Portfolio and LifePath 2055 Portfolio (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to each Master Portfolio. For simplicity, the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolios and the Portfolios by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolios, the Portfolios and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against peer funds and/or benchmarks, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Portfolios for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) the Master Portfolios’ and/or the Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Portfolio’s investment objective, policies and restrictions; (e) the Master Fund’s and the Fund’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each Master Portfolio and Portfolio, as applicable, and the investment performance of each Portfolio as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the

BLACKROCK FUNDS III	JUNE 30, 2011	97

Disclosure of Investment Advisory Agreement (continued)

profitability of the Agreement to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholder; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Master Portfolio and/or Portfolio to BlackRock; (f) sales and redemption data regarding each Portfolio’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17 – 18, 2011 Board meeting.

At an in-person meeting held on May 17 – 18, 2011, the Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between Black-Rock and the Master Fund with respect to each Master Portfolio for a one-year term ending June 30, 2012. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio, each Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Master Portfolios and the Portfolios; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholder from their relationship with the Master Portfolios and the Portfolios and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock:

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing Master Portfolio performance and each Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Master Portfolio and Portfolio. BlackRock and its affiliates and significant shareholder provide the Master Portfolios and the Portfolios with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Portfolios. In addition to investment advisory services, Black-Rock and its affiliates provide the Master Portfolios and the Portfolios with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolios and the Portfolios, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments

98	BLACKROCK FUNDS III	JUNE 30, 2011

Disclosure of Investment Advisory Agreement (continued)

and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Portfolio, as applicable. The Board noted that each Master Portfolio’s investment results correspond directly to the investment results of the applicable Portfolio. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to funds in the Portfolio’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Master Portfolio management to discuss the performance of each Master Portfolio and Portfolio, as applicable, throughout the year.

The Board noted that, in general, each of LifePath 2045 Portfolio and LifePath 2055 Portfolio performed better than its Peers in that the Portfolio’s performance was at or above the median of its Lipper Performance Universe in the since-inception period reported.

The Board noted that LifePath 2025 Portfolio and LifePath 2035 Portfolio each performed below the median of its Lipper Performance Universe in the since-inception period reported. The Board and BlackRock reviewed and discussed the reasons for each Portfolio’s underperformance during the period compared with its Peers. The Board was informed that, among other things, the primary driver of underperformance was the respective Master Portfolio’s generally lower equity allocation relative to the Portfolio’s Peers.

The Board and BlackRock discussed BlackRock’s strategy for improving the performance of LifePath 2025 Portfolio and LifePath 2035 Portfolio and BlackRock’s commitment to providing the resources necessary to assist each Master Portfolio’s portfolio managers and to improve the performance of these Portfolios.

The Board noted that BlackRock has made changes to the organization of the overall equity group and fixed income group designed to result in a strengthened leadership team with clearer accountability.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios: The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee ratio compared with the other funds in the corresponding Portfolio’s Lipper category. It also compared each Portfolio’s total expense ratio, as well as each Master Portfolio’s actual advisory fee ratio, to those of other funds in the corresponding Portfolio’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided each Master Portfolio and Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Portfolios. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Master Portfolios and the Portfolios by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolios and the Portfolios. The Board also considered whether BlackRock has the financial resources

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Disclosure of Investment Advisory Agreement (concluded)

necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the contractual advisory fee ratio of each of the Master Portfolios was above the median contractual advisory fee ratio paid by the Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the actual advisory fee ratio of each of the Master Portfolios, after giving effect to any expense reimbursements or fee waivers by BlackRock, was lower than or equal to the median actual advisory fee ratio paid by the Portfolio’s Peers, after giving effect to any expense reimbursements or fee waivers.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Portfolios increase. The Board also considered the extent to which the Master Portfolios and the Portfolios benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolios and the Portfolios to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the pertinent Master Portfolio.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholder may derive from their respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolios and the Portfolios, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the pertinent Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund, with respect to each Master Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board of the Master Fund considered the detailed review of BlackRock’s fee structure, as it applies to the Master Fund, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

100	BLACKROCK FUNDS III	JUNE 30, 2011

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

David O. Beim, Trustee

Richard S. Davis, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money

Laundering Officer

Ira P. Shapiro, Secretary

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Institutional Trust Company, N.A.

San Francisco, CA 94105

Custodian

State Street Bank and Trust Company

Boston, MA 02101

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02101

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

New York, NY 10017

Address of the Portfolios/Master Portfolios

400 Howard Street

San Francisco, CA 94105

BLACKROCK FUNDS III	JUNE 30, 2011	101

Additional Information

General Information

Availability of Quarterly Portfolio Schedule

Each Portfolio/Master Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Portfolio’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. Each Portfolio’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that each Portfolio/ Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how each Portfolio/Master Portfolio voted proxies relating to securities held in the Portfolio’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

102	BLACKROCK FUNDS III	JUNE 30, 2011

[THIS PAGE INTENTIONALLY LEFT BLANK]

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

#LPincre-06/11

June 30, 2011

Semi-Annual Report (Unaudited)

BlackRock Funds III

▶	LifePath® Index Retirement Portfolio
▶	LifePath® Index 2020 Portfolio
▶	LifePath® Index 2025 Portfolio
▶	LifePath® Index 2030 Portfolio
▶	LifePath® Index 2035 Portfolio
▶	LifePath® Index 2040 Portfolio
▶	LifePath® Index 2045 Portfolio
▶	LifePath® Index 2050 Portfolio
▶	LifePath® Index 2055 Portfolio

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK FUNDS III	JUNE 30, 2011

Dear Shareholder

The recent downgrade of US long-term debt by Standard & Poor’s marked an historic event for financial markets. Stocks tumbled in the days before and after the announcement on August 5 as investors contemplated the pervasiveness of the lower US credit rating across asset classes and the future direction of the global economy. BlackRock was well prepared for the possibility of a downgrade and the firm had no need to execute any forced selling of securities in response to the S&P action. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets.

The pages that follow reflect your mutual fund’s reporting period ended June 30, 2011. Accordingly, the below discussion is intended to provide you with perspective on the performance of your investments during that period.

Economic conditions in the second quarter of 2011 were strikingly similar to the scenario of the same quarter last year. The sovereign debt crisis in Europe, tightening monetary policy in China and a global economic slowdown were again the key concerns that drove investors away from risky assets. The second-quarter correction in 2010 was significant, but markets were revived toward the end of the summer as positive economic news and robust corporate earnings whetted investor appetite for yield. The global economy had finally gained traction and investor fear turned to optimism with the anticipation of a second round of quantitative easing (“QE2”) from the US Federal Reserve Board (the “Fed”). Stock markets rallied despite the ongoing European debt crisis and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward, pushing prices down, especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles abounded.

The new year brought spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industry supply chains and concerns mounted over US debt and deficit issues. Equities quickly rebounded from each of these events as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Global credit markets were surprisingly resilient in this environment and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors responded to the Fed’s early 2011 reaffirmation that it will keep interest rates low.

However, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader debt crisis and its further contagion among peripheral European countries. Concurrently, it became evident that the pace of global economic growth had slowed. Higher oil prices and supply chain disruptions in Japan finally caught up with economic data. Investors pulled back from riskier assets and stocks generally declined throughout most of May and June, but year-to-date performance in global equity markets was positive, and 12-month returns were remarkably strong. In bond markets, yields were volatile but generally moved lower for the period as a whole (pushing prices up). Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Markets generally moved higher despite heightened volatility during the reporting period.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2011

	6-month	12-month
US large cap equities (S&P 500 Index)	6.02%	30.69%
US small cap equities (Russell 2000 Index)	6.21	37.41
International equities (MSCI Europe, Australasia, Far East Index)	4.98	30.36
Emerging market equities (MSCI Emerging Markets Index)	0.88	27.80
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.16
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	3.26	1.88
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	2.72	3.90
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	4.42	3.48
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	4.98	15.53

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

About Portfolio Performance	BlackRock Funds III

Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of 0.25% per year.

Class K Shares are not subject to any sales charge. Class K Shares bear no ongoing distribution or service fees and are available only to eligible investors.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The LifePath Index Portfolios’ administrator waived a portion of each LifePath Index Portfolio’s expenses. Without such waiver, each LifePath Index Portfolio’s performance would have been lower. Dividends paid to each class of shares will vary because of the different levels of administration and distribution fees applicable to each class, which are deducted from the income available to be paid to shareholders.

The Barclays Capital US Aggregate Bond Index is an unmanaged market weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agencies with at least one year to maturity. The MSCI ACWI ex US IMI Index is a free float-adjusted market capitalization-weighted index that measures the equity market performance of the developed (excluding the US) and emerging investable market universe. The Citigroup 3-Month Treasury Bill Index is a market value weighted index of public obligations of the US Treasury with maturities of three months.

The LifePath Index custom benchmarks are hypothetical representations of the performance of the respective LifePath Index Portfolio’s asset classes according to their weightings as of the most recent quarter-end. The weightings of the various indexes that are included in the LifePath Index Portfolios’ custom benchmarks are adjusted quarterly to reflect the LifePath Index Portfolios’ changing asset allocations over time. As of June 30, 2011, the following indexes are used to calculate the LifePath Index Portfolios’ custom benchmarks: Barclays Capital US Aggregate Bond Index, Barclays Capital US Treasury TIPS Index, MSCI ACWI ex US IMI Index, Russell 1000 Index and Russell 2000 Index.

Derivative Financial Instruments

The Russell 1000 Index Master Portfolio may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 2 of the Russell 1000 Index Master Portfolio Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and equity risks. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Master Portfolio’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Russell 1000 Index Master Portfolio to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Russell 1000 Index Master Portfolio can realize on an investment, may result in lower dividends paid to shareholders or may cause the Russell 1000 Index Master Portfolio to hold an investment that it might otherwise sell. The Russell 1000 Index Master Portfolio’s investments in these instruments are discussed in detail in the Russell 1000 Index Master Portfolio’s Notes to Financial Statements.

4	BLACKROCK FUNDS III	JUNE 30, 2011

Disclosure of Expenses	BlackRock Funds III

Shareholders of each LifePath Index Portfolio may incur operating expenses, including advisory fees, distribution or 12b-1 fees, and other portfolio expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on January 1, 2011 and held through June 30, 2011) are intended to assist shareholders both in calculating expenses based on an investment in a LifePath Index Portfolio and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each LifePath Index Porfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a LifePath Index Portfolio and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[1]
	Beginning Account Value May 31, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[2]	Beginning Account Value May 31, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[2]	Annualized Expense Ratio
LifePath® Index Retirement Portfolio
Institutional	$1,000.00	$993.00	$0.14	$1,000.00	$1,004.00	$0.14	0.17%
Investor A	$1,000.00	$992.80	$0.34	$1,000.00	$1,003.80	$0.35	0.42%
Class K	$1,000.00	$993.00	$0.11	$1,000.00	$1,004.00	$0.12	0.14%
LifePath® Index 2020 Portfolio
Institutional	$1,000.00	$989.70	$0.15	$1,000.00	$1,004.00	$0.15	0.18%
Investor A	$1,000.00	$989.50	$0.35	$1,000.00	$1,003.80	$0.35	0.43%
Class K	$1,000.00	$989.70	$0.13	$1,000.00	$1,004.00	$0.13	0.16%
LifePath® Index 2025 Portfolio
Institutional	$1,000.00	$988.60	$0.15	$1,000.00	$1,004.00	$0.15	0.18%
Investor A	$1,000.00	$988.40	$0.36	$1,000.00	$1,003.70	$0.36	0.44%
Class K	$1,000.00	$988.60	$0.13	$1,000.00	$1,004.00	$0.13	0.16%
LifePath® Index 2030 Portfolio
Institutional	$1,000.00	$987.50	$0.16	$1,000.00	$1,004.00	$0.16	0.19%
Investor A	$1,000.00	$987.30	$0.36	$1,000.00	$1,003.70	$0.36	0.44%
Class K	$1,000.00	$987.50	$0.14	$1,000.00	$1,004.00	$0.14	0.17%
LifePath® Index 2035 Portfolio
Institutional	$1,000.00	$986.40	$0.16	$1,000.00	$1,004.00	$0.16	0.19%
Investor A	$1,000.00	$986.20	$0.36	$1,000.00	$1,003.70	$0.36	0.44%
Class K	$1,000.00	$986.40	$0.14	$1,000.00	$1,004.00	$0.14	0.17%
LifePath® Index 2040 Portfolio
Institutional	$1,000.00	$985.30	$0.16	$1,000.00	$1,003.90	$0.16	0.20%
Investor A	$1,000.00	$985.10	$0.37	$1,000.00	$1,003.70	$0.37	0.45%
Class K	$1,000.00	$985.30	$0.15	$1,000.00	$1,004.00	$0.15	0.18%
LifePath® Index 2045 Portfolio
Institutional	$1,000.00	$985.20	$0.16	$1,000.00	$1,003.90	$0.16	0.20%
Investor A	$1,000.00	$985.00	$0.37	$1,000.00	$1,003.70	$0.37	0.45%
Class K	$1,000.00	$985.20	$0.15	$1,000.00	$1,004.00	$0.15	0.18%

BLACKROCK FUNDS III	JUNE 30, 2011	5

Disclosure of Expenses (concluded)	BlackRock Funds III

	Actual			Hypothetical[1]
	Beginning Account Value May 31, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[2]	Beginning Account Value May 31, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[2]	Annualized Expense Ratio
LifePath® Index 2050 Portfolio
Institutional	$1,000.00	$984.20	$0.16	$1,000.00	$1,003.90	$0.16	0.20%
Investor A	$1,000.00	$984.00	$0.36	$1,000.00	$1,003.70	$0.36	0.44%
Class K	$1,000.00	$984.20	$0.15	$1,000.00	$1,004.00	$0.16	0.19%
LifePath® Index 2055 Portfolio
Institutional	$1,000.00	$984.20	$0.16	$1,000.00	$1,003.90	$0.16	0.20%
Investor A	$1,000.00	$984.00	$0.37	$1,000.00	$1,003.70	$0.37	0.45%
Class K	$1,000.00	$984.20	$0.15	$1,000.00	$1,004.00	$0.15	0.18%

[1]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
[2]

For each class of the LifePath Index Portfolio, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 30/365 (to reflect the period since May 31, 2011, the inception date of these share classes). Because each LifePath Index Portfolio invests significantly in a Master Portfolio, the expense table example reflects the net expenses of both the LifePath Index Portfolio and the Master Portfolio in which it invests.

6	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Assets and Liabilities	BlackRock Funds III

June 30, 2011 (Unaudited)	LifePath Index Retirement Portfolio	LifePath Index 2020 Portfolio	LifePath Index 2025 Portfolio	LifePath Index 2030 Portfolio	LifePath Index 2035 Portfolio
Assets
Investments at value – from the applicable Master Portfolio	$1,985,617	$1,979,933	$1,977,486	$1,975,328	$1,973,366
Receivable from advisor	9,549	9,549	9,549	9,549	9,549

Total assets	1,995,166	1,989,482	1,987,035	1,984,877	1,982,915

Liabilities
Income dividends payable	6,015	5,471	5,239	5,034	4,847
Professional fees payable	4,071	4,071	4,071	4,071	4,071
Registration fees payable	3,945	3,945	3,945	3,945	3,945
Printing fees payable	1,121	1,121	1,121	1,121	1,121
Transfer agent fees payable	62	62	62	62	62
Service fees payable	5	5	5	5	5
Other accrued expenses payable	351	351	351	351	351

Total liabilities	15,570	15,026	14,794	14,589	14,402

Net Assets	$1,979,596	$1,974,456	$1,972,241	$1,970,288	$1,968,513

Net Assets Consist of
Paid-in capital	$2,000,000	$2,000,000	$2,000,000	$2,000,000	$2,000,000
Undistributed (distributions in excess of) net investment income	(203)	20	118	203	278
Accumulated net realized gain	3,557	2,180	1,587	1,061	589
Net unrealized appreciation/depreciation	(23,758)	(27,744)	(29,464)	(30,976)	(32,354)

Net Assets	$1,979,596	$1,974,456	$1,972,241	$1,970,288	$1,968,513

Net Asset Value
Institutional:
Net assets	$24,745	$24,681	$24,653	$24,629	$24,606

Shares outstanding, unlimited number of shares authorized, no par value	2,500	2,500	2,500	2,500	2,500

Net asset value	$9.90	$9.87	$9.86	$9.85	$9.84

Investor A:
Net assets	$24,745	$24,680	$24,653	$24,628	$24,606

Shares outstanding, unlimited number of shares authorized, no par value	2,500	2,500	2,500	2,500	2,500

Net asset value	$9.90	$9.87	$9.86	$9.85	$9.84

Class K:
Net assets	$1,930,106	$1,925,095	$1,922,935	$1,921,031	$1,919,301

Shares outstanding, unlimited number of shares authorized, no par value	195,000	195,000	195,000	195,000	195,000

Net asset value	$9.90	$9.87	$9.86	$9.85	$9.84

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	7

Statements of Assets and Liabilities (concluded)	BlackRock Funds III

June 30, 2011 (Unaudited)	LifePath Index 2040 Portfolio	LifePath Index 2045 Portfolio	LifePath Index 2050 Portfolio	LifePath Index 2055 Portfolio
Assets
Investments at value – from the applicable Master Portfolio	$1,971,555	$1,969,817	$1,971,315	$1,967,862
Receivable from advisor	9,549	9,549	9,549	9,549

Total assets	1,981,104	1,979,366	1,980,864	1,977,411

Liabilities
Income dividends payable	4,668	4,458	4,427	4,460
Professional fees payable	4,071	4,071	4,071	4,071
Registration fees payable	3,945	3,945	3,945	3,945
Printing fees payable	1,121	1,121	1,121	1,121
Transfer agent fees payable	62	62	62	62
Service fees payable	5	5	5	5
Other accrued expenses payable	351	351	351	351

Total liabilities	14,223	14,013	13,982	14,015

Net Assets	$1,966,881	$1,965,353	$1,966,882	$1,963,396

Net Assets Consist of
Paid-in capital	$2,000,000	$2,000,000	$2,002,802	$2,000,000
Undistributed net investment income	348	414	483	507
Accumulated net realized gain (loss)	152	(239)	(525)	448
Net unrealized appreciation/depreciation	(33,619)	(34,822)	(35,878)	(37,559)

Net Assets	$1,966,881	$1,965,353	$1,966,882	$1,963,396

Net Asset Value
Institutional:
Net assets	$24,586	$24,567	$24,550	$24,543

Shares outstanding, unlimited number of shares authorized, no par value	2,500	2,500	2,500	2,500

Net asset value	$9.83	$9.83	$9.82	$9.82

Investor A:
Net assets	$24,585	$24,566	$27,467	$24,542

Shares outstanding, unlimited number of shares authorized, no par value	2,500	2,500	2,797	2,500

Net asset value	$9.83	$9.83	$9.82	$9.82

Class K:
Net assets	$1,917,710	$1,916,220	$1,914,865	$1,914,311

Shares outstanding, unlimited number of shares authorized, no par value	195,000	195,000	195,000	195,000

Net asset value	$9.83	$9.83	$9.82	$9.82

See Notes to Financial Statements.

8	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Operations	BlackRock Funds III

Period Ended June 30, 2011 (Unaudited)	LifePath Index Retirement Portfolio[1]	LifePath Index 2020 Portfolio[1]	LifePath Index 2025 Portfolio[1]	LifePath Index 2030 Portfolio[1]	LifePath Index 2035 Portfolio[1]
Investment Income
Net investment income allocated from the applicable Master Portfolio:
Dividends	$3,598	$4,046	$4,244	$4,418	$4,571
Interest	2,445	1,696	1,372	1,086	827
Income – affiliated	4	3	3	3	3
Expenses	(5,676)	(5,705)	(5,717)	(5,729)	(5,738)
Fees waived	5,447	5,457	5,461	5,465	5,468

Total income	5,818	5,497	5,363	5,243	5,131

Expenses
Administration	49	48	48	48	48
Service – Investor A	5	5	5	5	5
Transfer Agent – Institutional	1	1	1	1	1
Transfer Agent – Investor A	1	1	1	1	1
Transfer Agent – Class K	60	60	60	60	60
Professional	3,158	3,158	3,158	3,158	3,158
Registration	3,945	3,945	3,945	3,945	3,945
Printing	1,121	1,121	1,121	1,121	1,121
Offering costs	913	913	913	913	913
Miscellaneous	351	351	351	351	351

Total expenses	9,604	9,603	9,603	9,603	9,603
Less administration fees waived	(49)	(48)	(48)	(48)	(48)
Less transfer agent fees reimbursed – Class K	(60)	(60)	(60)	(60)	(60)
Less expenses reimbursed by advisor	(9,489)	(9,489)	(9,489)	(9,489)	(9,489)

Total expenses after fees waived and reimbursed	6	6	6	6	6

Net investment income	5,812	5,491	5,357	5,237	5,125

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolios
Net realized gain from investments, financial futures contracts and foreign currency transactions	3,557	2,180	1,587	1,061	589
Net change in unrealized appreciation/depreciation on investments, financial futures contracts and foreigncurrency transactions	(23,758)	(27,744)	(29,464)	(30,976)	(32,354)

Total realized and unrealized loss	(20,201)	(25,564)	(27,877)	(29,915)	(31,765)

Net Decrease in Net Assets Resulting from Operations	$(14,389)	$(20,073)	$(22,520)	$(24,678)	$(26,640)

[1]	For the period from May 31, 2011 (commencement of operations) to June 30, 2011.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	9

Statements of Operations (concluded)	BlackRock Funds III

Period Ended June 30, 2011 (Unaudited)	LifePath Index 2040 Portfolio[1]	LifePath Index 2045 Portfolio[1]	LifePath Index 2050 Portfolio[1]	LifePath Index 2055 Portfolio[1]
Investment Income
Net investment income allocated from the applicable Master Portfolio:
Dividends	$4,703	$4,770	$5,067	$5,177
Interest	592	387	138	77
Income – affiliated	3	3	3	3
Expenses	(5,748)	(5,757)	(5,763)	(5,760)
Fees waived	5,472	5,474	5,477	5,476

Total income	5,022	4,877	4,922	4,973

Expenses
Administration	47	47	47	47
Service – Investor A	5	5	5	5
Transfer Agent – Institutional	1	1	1	1
Transfer Agent – Investor A	1	1	1	1
Transfer Agent – Class K	60	60	60	60
Professional	3,158	3,158	3,158	3,158
Registration	3,945	3,945	3,945	3,945
Printing	1,121	1,121	1,121	1,121
Offering costs	913	913	913	913
Miscellaneous	351	351	351	351

Total expenses	9,602	9,602	9,602	9,602
Less administration fees waived	(47)	(47)	(47)	(47)
Less transfer agent fees reimbursed – Class K	(60)	(60)	(60)	(60)
Less expenses reimbursed by advisor	(9,489)	(9,489)	(9,489)	(9,489)

Total expenses after fees waived and reimbursed	6	6	6	6

Net investment income	5,016	4,871	4,916	4,967

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolios
Net realized gain (loss) from investments, financial futures contracts and foreign currency transactions	152	(239)	(525)	448
Net change in unrealized appreciation/depreciation on investments, financial futures contracts and foreign currency transactions	(33,619)	(34,822)	(35,878)	(37,559)

Total realized and unrealized loss	(33,467)	(35,061)	(36,403)	(37,111)

Net Decrease in Net Assets Resulting from Operations	$(28,451)	$(30,190)	$(31,487)	$(32,144)

[1]	For the period from May 31, 2011 (commencement of operations) to June 30, 2011.

See Notes to Financial Statements.

10	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Changes in Net Assets	BlackRock Funds III

	LifePath Index Retirement Portfolio	LifePath Index 2020 Portfolio
Increase (Decrease) in Net Assets:	Period May 31, 2011[1] to June 30, 2011 (Unaudited)	Period May 31, 2011[1] to June 30, 2011 (Unaudited)
Operations
Net investment income	$5,812	$5,491
Net realized gain	3,557	2,180
Net change in unrealized appreciation/depreciation	(23,758)	(27,744)

Net decrease in net assets resulting from operations	(14,389)	(20,073)

Dividends to Shareholders From
Net investment income:
Institutional	(75)	(68)
Investor A	(70)	(63)
Class K	(5,870)	(5,340)

Decrease in net assets resulting from dividends and distributions to shareholders	(6,015)	(5,471)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	2,000,000	2,000,000

Net Assets
Total increase in net assets	1,979,596	1,974,456
Beginning of period	–	–

End of period	$1,979,596	$1,974,456

Undistributed (distributions in excess of) net investment income	$(203)	$20

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	11

Statements of Changes in Net Assets (continued)	BlackRock Funds III

	LifePath Index 2025 Portfolio	LifePath Index 2030 Portfolio
Increase (Decrease) in Net Assets:	Period May 31, 2011[1] to June 30, 2011 (Unaudited)	Period May 31, 2011[1] to June 30, 2011 (Unaudited)
Operations
Net investment income	$5,357	$5,237
Net realized gain	1,587	1,061
Net change in unrealized appreciation/depreciation	(29,464)	(30,976)

Net decrease in net assets resulting from operations	(22,520)	(24,678)

Dividends to Shareholders From
Net investment income:
Institutional	(65)	(62)
Investor A	(60)	(58)
Class K	(5,114)	(4,914)

Decrease in net assets resulting from dividends and distributions to shareholders	(5,239)	(5,034)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	2,000,000	2,000,000

Net Assets
Total increase in net assets	1,972,241	1,970,288
Beginning of period	–	–

End of period	$1,972,241	$1,970,288

Undistributed net investment income	$118	$203

[1]	Commencement of operations.

See Notes to Financial Statements.

12	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Changes in Net Assets (continued)	BlackRock Funds III

	LifePath Index 2035 Portfolio	LifePath Index 2040 Portfolio
Increase (Decrease) in Net Assets:	Period May 31, 2011[1] to June 30, 2011 (Unaudited)	Period May 31, 2011[1] to June 30, 2011 (Unaudited)
Operations
Net investment income	$5,125	$5,016
Net realized gain	589	152
Net change in unrealized appreciation/depreciation	(32,354)	(33,619)

Net decrease in net assets resulting from operations	(26,640)	(28,451)

Dividends to Shareholders From
Net investment income:
Institutional	(60)	(58)
Investor A	(56)	(53)
Class K	(4,731)	(4,557)

Decrease in net assets resulting from dividends and distributions to shareholders	(4,847)	(4,668)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	2,000,000	2,000,000

Net Assets
Total increase in net assets	1,968,513	1,966,881
Beginning of period	–	–

End of period	$1,968,513	$1,966,881

Undistributed net investment income	$278	$348

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	13

Statements of Changes in Net Assets (continued)	BlackRock Funds III

	LifePath Index 2045 Portfolio	LifePath Index 2050 Portfolio
Increase (Decrease) in Net Assets:	Period May 31, 2011[1] to June 30, 2011 (Unaudited)	Period May 31, 2011[1] to June 30, 2011 (Unaudited)
Operations
Net investment income	$4,871	$4,916
Net realized loss	(239)	(525)
Net change in unrealized appreciation/depreciation	(34,822)	(35,878)

Net decrease in net assets resulting from operations	(30,190)	(31,487)

Dividends to Shareholders From
Net investment income:
Institutional	(55)	(55)
Investor A	(51)	(57)
Class K	(4,351)	(4,321)

Decrease in net assets resulting from dividends and distributions to shareholders	(4,457)	(4,433)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	2,000,000	2,002,802

Net Assets
Total increase in net assets	1,965,353	1,966,882
Beginning of period	–	–

End of period	$1,965,353	$1,966,882

Undistributed net investment income	$414	$483

[1]	Commencement of operations.

See Notes to Financial Statements.

14	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Changes in Net Assets (concluded)	BlackRock Funds III

LifePath Index 2055 Portfolio
Increase (Decrease) in Net Assets:	Period May 31, 2011[1] to June 30, 2011 (Unaudited)
Operations
Net investment income	$4,967
Net realized gain	448
Net change in unrealized appreciation/depreciation	(37,559)

Net decrease in net assets resulting from operations	(32,144)

Dividends to Shareholders From
Net investment income:
Institutional	(55)
Investor A	(51)
Class K	(4,354)

Decrease in net assets resulting from dividends and distributions to shareholders	(4,460)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	2,000,000

Net Assets
Total increase in net assets	1,963,396
Beginning of period	–

End of period	$1,963,396

Undistributed net investment income	$507

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	15

Financial Highlights	LifePath Index Retirement Portfolio

	Period May 31, 2011[1] to June 30, 2011 (Unaudited)
	Institutional	Investor A	Class K
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00

Net investment income[2]	0.03	0.03	0.03
Net realized and unrealized loss	(0.10)	(0.10)	(0.10)

Net decrease from investment operations	(0.07)	(0.07)	(0.07)

Dividends from net investment income	(0.03)	(0.03)	(0.03)

Net asset value, end of period	$9.90	$9.90	$9.90

Total Investment Return[3,4]
Based on net asset value	(0.70)%	(0.72)%	(0.70)%

Ratios to Average Net Assets[5,6,7]
Total expenses	6.05%	6.30%	6.07%

Total expenses after fees waived	0.17%	0.42%	0.14%

Net investment income	3.61%	3.36%	3.59%

Supplemental Data
Net assets, end of period (000)	$25	$25	$1,930

Portfolio turnover of the Master Portfolio	0%	0%	0%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Index Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Ratio includes the LifePath Index Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.36% for each share class.

See Notes to Financial Statements.

16	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights	LifePath Index 2020 Portfolio

	Period May 31, 2011[1] to June 30, 2011 (Unaudited)
	Institutional	Investor A	Class K
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00

Net investment income[2]	0.03	0.03	0.03
Net realized and unrealized loss	(0.13)	(0.13)	(0.13)

Net decrease from investment operations	(0.10)	(0.10)	(0.10)

Dividends from net investment income	(0.03)	(0.03)	(0.03)

Net asset value, end of period	$9.87	$9.87	$9.87

Total Investment Return[3,4]
Based on net asset value	(1.03)%	(1.05)%	(1.03)%

Ratios to Average Net Assets[5,6,7]
Total expenses	6.12%	6.37%	6.14%

Total expenses after fees waived	0.18%	0.43%	0.16%

Net investment income	3.39%	3.14%	3.43%

Supplemental Data
Net assets, end of period (000)	$25	$25	$1,925

Portfolio turnover of the Master Portfolio	0%	0%	0%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Index Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Ratio includes the LifePath Index Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.40% for each share class.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	17

Financial Highlights	LifePath Index 2025 Portfolio

	Period May 31, 2011[1] to June 30, 2011 (Unaudited)
	Institutional	Investor A	Class K
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00

Net investment income[2]	0.03	0.02	0.03
Net realized and unrealized loss	(0.14)	(0.14)	(0.14)

Net decrease from investment operations	(0.11)	(0.12)	(0.11)

Dividends from net investment income	(0.03)	(0.02)	(0.03)

Net asset value, end of period	$9.86	$9.86	$9.86

Total Investment Return[3,4]
Based on net asset value	(1.14)%	(1.16)%	(1.14)%

Ratios to Average Net Assets[5,6,7]
Total expenses	6.15%	6.40%	6.16%

Total expenses after fees waived	0.18%	0.44%	0.16%

Net investment income	3.30%	3.05%	3.36%

Supplemental Data
Net assets, end of period (000)	$25	$25	$1,923

Portfolio turnover of the Master Portfolio	0%	0%	0%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Index Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Ratio includes the LifePath Index Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.41%, 3.42% and 3.42%, respectively.

See Notes to Financial Statements.

18	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights	LifePath Index 2030 Portfolio

	Period May 31, 2011[1] to June 30, 2011 (Unaudited)
	Institutional	Investor A	Class K
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00

Net investment income[2]	0.03	0.02	0.03
Net realized and unrealized loss	(0.16)	(0.15)	(0.15)

Net decrease from investment operations	(0.13)	(0.13)	(0.12)

Dividends from net investment income	(0.02)	(0.02)	(0.03)

Net asset value, end of period	$9.85	$9.85	$9.85

Total Investment Return[3,4]
Based on net asset value	(1.25)%	(1.27)%	(1.25)%

Ratios to Average Net Assets[5,6,7]
Total expenses	6.17%	6.42%	6.19%

Total expenses after fees waived	0.19%	0.44%	0.17%

Net investment income	3.26%	3.01%	3.29%

Supplemental Data
Net assets, end of period (000)	$25	$25	$1,921

Portfolio turnover of the Master Portfolio	0%	0%	0%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Index Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Ratio includes the LifePath Index Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.43% for each share class.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	19

Financial Highlights	LifePath Index 2035 Portfolio

	Period May 31, 2011[1] to June 30, 2011 (Unaudited)
	Institutional	Investor A	Class K
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00

Net investment income[2]	0.03	0.02	0.03
Net realized and unrealized loss	(0.17)	(0.16)	(0.17)

Net decrease from investment operations	(0.14)	(0.14)	(0.14)

Dividends from net investment income	(0.02)	(0.02)	(0.02)

Net asset value, end of period	$9.84	$9.84	$9.84

Total Investment Return[3,4]
Based on net asset value	(1.36)%	(1.38)%	(1.36)%

Ratios to Average Net Assets[5,6,7]
Total expenses	6.19%	6.44%	6.21%

Total expenses after fees waived	0.19%	0.44%	0.17%

Net investment income	3.22%	2.97%	3.23%

Supplemental Data
Net assets, end of period (000)	$25	$25	$1,919

Portfolio turnover of the Master Portfolio	0%	0%	0%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Index Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Ratio includes the LifePath Index Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.44% for each share class.

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights	LifePath Index 2040 Portfolio

	Period May 31, 2011[1] to June 30, 2011 (Unaudited)
	Institutional	Investor A	Class K
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00

Net investment income[2]	0.02	0.02	0.03
Net realized and unrealized loss	(0.17)	(0.17)	(0.18)

Net decrease from investment operations	(0.15)	(0.15)	(0.15)

Dividends from net investment income	(0.02)	(0.02)	(0.02)

Net asset value, end of period	$9.83	$9.83	$9.83

Total Investment Return[3,4]
Based on net asset value	(1.47)%	(1.49)%	(1.47)%

Ratios to Average Net Assets[5,6,7]
Total expenses	6.22%	6.47%	6.24%

Total expenses after fees waived	0.20%	0.45%	0.18%

Net investment income	3.13%	2.88%	3.17%

Supplemental Data
Net assets, end of period (000)	$25	$25	$1,918

Portfolio turnover of the Master Portfolio	0%	0%	0%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Index Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Ratio includes the LifePath Index Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.46% for each share class.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	21

Financial Highlights	LifePath Index 2045 Portfolio

	Period May 31, 2011[1] to June 30, 2011 (Unaudited)
	Institutional	Investor A	Class K
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00

Net investment income[2]	0.02	0.02	0.02
Net realized and unrealized loss	(0.17)	(0.17)	(0.17)

Net decrease from investment operations	(0.15)	(0.15)	(0.15)

Dividends from net investment income	(0.02)	(0.02)	(0.02)

Net asset value, end of period	$9.83	$9.83	$9.83

Total Investment Return[3,4]
Based on net asset value	(1.48)%	(1.50)%	(1.48)%

Ratios to Average Net Assets[5,6,7]
Total expenses	6.24%	6.49%	6.26%

Total expenses after fees waived	0.20%	0.45%	0.18%

Net investment income	3.04%	2.79%	3.09%

Supplemental Data
Net assets, end of period (000)	$25	$25	$1,916

Portfolio turnover of the Master Portfolio	0%	0%	0%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Index Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Ratio includes the LifePath Index Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.47% for each share class.

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights	LifePath Index 2050 Portfolio

	Period May 31, 2011[1] to June 30, 2011 (Unaudited)
	Institutional	Investor A	Class K
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00

Net investment income[2]	0.02	0.02	0.02
Net realized and unrealized loss	(0.18)	(0.18)	(0.18)

Net decrease from investment operations	(0.16)	(0.16)	(0.16)

Dividends from net investment income	(0.02)	(0.02)	(0.02)

Net asset value, end of period	$9.82	$9.82	$9.82

Total Investment Return[3,4]
Based on net asset value	(1.58)%	(1.60)%	(1.58)%

Ratios to Average Net Assets[5,6,7]
Total expenses	6.26%	6.51%	6.28%

Total expenses after fees waived	0.20%	0.44%	0.19%

Net investment income	3.10%	2.99%	3.12%

Supplemental Data
Net assets, end of period (000)	$25	$27	$1,915

Portfolio turnover of the Master Portfolio	0%	0%	0%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the LifePath Index Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.
[7]	Ratio includes the LifePath Index Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.47%, 3.49% and 3.47%, respectively.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	23

Financial Highlights	LifePath Index 2055 Portfolio

	Period May 31, 2011[1] to June 30, 2011 (Unaudited)
	Institutional	Investor A	Class K
Per Share Operating Performance
Net asset value, beginning of period	$10.00	$10.00	$10.00

Net investment income[2]	0.00 [3]	0.00 [3]	0.02
Net realized and unrealized loss	(0.16)	(0.16)	(0.18)

Net decrease from investment operations	(0.16)	(0.16)	(0.16)

Dividends from net investment income	(0.02)	(0.02)	(0.02)

Net asset value, end of period	$9.82	$9.82	$9.82

Total Investment Return[4,5]
Based on net asset value	(1.58)%	(1.60)%	(1.58)%

Ratios to Average Net Assets[6,7,8]
Total expenses	6.26%	6.51%	6.28%

Total expenses after fees waived	0.20%	0.45%	0.18%

Net investment income	3.15%	2.90%	3.16%

Supplemental Data
Net assets, end of period (000)	$25	$25	$1,914

Portfolio turnover of the Master Portfolio	0%	0%	0%

[1]	Commencement of operations.
[2]	Based on average shares outstanding.
[3]	Amount is less than $0.01 per share.
[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Includes the LifePath Index Portfolio’s share of its corresponding Master Portfolio’s allocated net expenses and/or net investment income.
[7]	Annualized.
[8]	Ratio includes the LifePath Index Portfolio’s share of the Master Portfolio’s allocated fees waived of 3.48% for each share class.

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements	BlackRock Funds III

1. Organization and Significant Accounting Policies:

BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to nine series of the Trust: LifePath Index Retirement Portfolio, LifePath Index 2020 Portfolio, LifePath Index 2025 Portfolio, LifePath Index 2030 Portfolio, LifePath Index 2035 Portfolio, LifePath Index 2040 Portfolio, LifePath Index 2045 Portfolio, LifePath Index 2050 Portfolio and LifePath Index 2055 Portfolio (each, a “LifePath Index Portfolio” and collectively, the “LifePath Index Portfolios”). The LifePath Index Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each LifePath Index Portfolio seeks to achieve its investment objective by investing substantially all of its assets in a separate series of Master Investment Portfolio (“MIP”): LifePath Index Retirement Master Portfolio, LifePath Index 2020 Master Portfolio, LifePath Index 2025 Master Portfolio, LifePath Index 2030 Master Portfolio, LifePath Index 2035 Master Portfolio, LifePath Index 2040 Master Portfolio, LifePath Index 2045 Master Portfolio, LifePath Index 2050 Master Portfolio and LifePath Index 2055 Master Portfolio (each, a “LifePath Index Master Portfolio” and collectively, the “LifePath Index Master Portfolios”). Each LifePath Index Master Portfolio has the same or substantially similar investment objective as its corresponding LifePath Index Portfolio. The performance of a LifePath Index Portfolio is directly affected by the performance of its corresponding Master Portfolio.

The financial statements of the Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the LifePath Index Portfolios’ financial statements.

The value of each LifePath Index Portfolio’s investment in its corresponding LifePath Index Master Portfolio reflects that LifePath Index Portfolio’s interest in the net assets of that LifePath Index Master Portfolio (99.50% for each of the LifePath Index Master Portfolios respectively, as of June 30, 2011).

Each LifePath Index Portfolio offers multiple classes of shares. Institutional, Investor A and Class K Shares are sold without a sales charge. Institutional and Class K Shares are available only to certain eligible investors. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the LifePath Index Portfolios:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The LifePath Index Portfolios’ policy is to fair value their financial instruments at market value. The LifePath Index Portfolios record their investments in the LifePath Index Master Portfolio at fair value based on the LifePath Index Portfolio’s proportionate interest in the net assets of the LifePath Index Master Portfolio. Valuation of securities held by the LifePath Index Master Portfolio is discussed in Note 1 of the LifePath Index Master Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from each LifePath Index Master Portfolio are accounted on trade date basis. Each LifePath Index Portfolio records daily its proportionate share of its LifePath Index Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, each LifePath Index Portfolio accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the LifePath Index Portfolios’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each LifePath Index Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Offering Costs: Offering costs are accrued beginning with commencement of operations of the LifePath Index Portfolios and are shown as offering costs in the Statements of Operations.

Other: Expenses directly related to a LifePath Index Portfolio or its classes are charged to that LifePath Index Portfolio or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate

BLACKROCK FUNDS III	JUNE 30, 2011	25

Notes to Financial Statements (continued)	BlackRock Funds III

methods. Other expenses of the LifePath Index Portfolio are allocated daily to each class based on its relative net assets.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“Black-Rock”). Due to the ownership structure, PNC is an affiliate of the LifePath Index Portfolios for 1940 Act purposes, but Barclays is not.

The Trust entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC, in consideration thereof, has agreed to bear all of the LifePath Index Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the LifePath Index Portfolios. BTC is entitled to receive for these administration services an annual fee of 0.03% based on the average daily net assets of each LifePath Index Portfolio.

From time to time, BTC may waive such fees in whole or in part. Any such waiver will reduce the expenses of the LifePath Index Portfolio and, accordingly, have a favorable impact on its performance. BTC may delegate certain of its administration duties to sub-administrators.

BlackRock Fund Advisors (“BFA”), the investment manager for the LifePath Index Master Portfolios, and BTC contractually agreed to waive and/or reimburse fees or expenses, excluding interest expense, dividend expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. The expense limitations as a percentage of average daily net assets are as follows: 0.10% for Institutional, 0.35% for Investor A and 0.05% for Class K until June 1, 2012. The LifePath Index Portfolio may have to repay some of these waivers and reimbursements to BTC in the following two years. The agreement may be terminated upon 90 days notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting shares. These amounts are included in fees waived by advisor, and shown as administration fees waived and transfer agent fees reimbursed – class specific respectively, in the Statement of Operations. For the period ended June 30, 2011, the amounts included in fees waived by advisor were as follows:

LifePath Index Retirement Portfolio	$109
LifePath Index 2020 Portfolio	$108
LifePath Index 2025 Portfolio	$108
LifePath Index 2030 Portfolio	$108
LifePath Index 2035 Portfolio	$108
LifePath Index 2040 Portfolio	$107
LifePath Index 2045 Portfolio	$107
LifePath Index 2050 Portfolio	$107
LifePath Index 2055 Portfolio	$107

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the LifePath Index Portfolios with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The LifePath Index Portfolios entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act, the LifePath Index Portfolios pay BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares.

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing services to each LifePath Index Portfolio. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Investor A shareholders.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

3. Capital Share Transactions:

Transactions in capital shares for each share class were as follows:

	Period Ended June 30, 2011
LifePath Index Retirement Portfolio[1]	Shares	Amount

Institutional
Shares sold	2,500	$25,000

Total issued	2,500	25,000

Net increase	2,500	$25,000

26	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (continued)	BlackRock Funds III

	Period Ended June 30, 2011
LifePath Index Retirement Portfolio[1] (concluded)	Shares	Amount

Investor A
Shares sold	2,500	$25,000

Total issued	2,500	25,000

Net increase	2,500	$25,000

Class K
Shares sold	195,000	$1,950,000

Total issued	195,000	1,950,000

Net increase	195,000	$1,950,000

[1]	For the period from May 31, 2011 (commencement of operations) to June 30, 2011.

	Period Ended June 30, 2011
LifePath Index 2020 Portfolio[1]	Shares	Amount

Institutional
Shares sold	2,500	$25,000

Total issued	2,500	25,000

Net increase	2,500	$25,000

Investor A
Shares sold	2,500	$25,000

Total issued	2,500	25,000

Net increase	2,500	$25,000

Class K
Shares sold	195,000	$1,950,000

Total issued	195,000	1,950,000

Net increase	195,000	$1,950,000

[1] For the period from May 31, 2011 (commencement of operations) to June 30, 2011.
	Period Ended June 30, 2011
LifePath Index 2025 Portfolio[1]	Shares	Amount

Institutional
Shares sold	2,500	$25,000

Total issued	2,500	25,000

Net increase	2,500	$25,000

Investor A
Shares sold	2,500	$25,000

Total issued	2,500	25,000

Net increase	2,500	$25,000

BLACKROCK FUNDS III	JUNE 30, 2011	27

Notes to Financial Statements (continued)	BlackRock Funds III

	Period Ended June 30, 2011
LifePath Index 2025 Portfolio[1] (concluded)	Shares	Amount

Class K
Shares sold	195,000	$1,950,000

Total issued	195,000	1,950,000

Net increase	195,000	$1,950,000

[1]	For the period from May 31, 2011 (commencement of operations) to June 30, 2011.

	Period Ended June 30, 2011
LifePath Index 2030 Portfolio[1]	Shares	Amount

Institutional
Shares sold	2,500	$25,000

Total issued	2,500	25,000

Net increase	2,500	$25,000

Investor A
Shares sold	2,500	$25,000

Total issued	2,500	25,000

Net increase	2,500	$25,000

Class K
Shares sold	195,000	$1,950,000

Total issued	195,000	1,950,000

Net increase	195,000	$1,950,000

[1]	For the period from May 31, 2011 (commencement of operations) to June 30, 2011.

	Period Ended June 30, 2011
LifePath Index 2035 Portfolio[1]	Shares	Amount

Institutional
Shares sold	2,500	$25,000

Total issued	2,500	25,000

Net increase	2,500	$25,000

Investor A
Shares sold	2,500	$25,000

Total issued	2,500	25,000

Net increase	2,500	$25,000

Class K
Shares sold	195,000	$1,950,000

Total issued	195,000	1,950,000

Net increase	195,000	$1,950,000

[1]	For the period from May 31, 2011 (commencement of operations) to June 30, 2011.

28	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (continued)	BlackRock Funds III

	Period Ended June 30, 2011
LifePath Index 2040 Portfolio[1]	Shares	Amount

Institutional
Shares sold	2,500	$25,000

Total issued	2,500	25,000

Net increase	2,500	$25,000

Investor A
Shares sold	2,500	$25,000

Total issued	2,500	25,000

Net increase	2,500	$25,000

Class K
Shares sold	195,000	$1,950,000

Total issued	195,000	1,950,000

Net increase	195,000	$1,950,000

[1]	For the period from May 31, 2011 (commencement of operations) to June 30, 2011.

	Period Ended June 30, 2011
LifePath Index 2045 Portfolio[1]	Shares	Amount

Institutional
Shares sold	2,500	$25,000

Total issued	2,500	25,000

Net increase	2,500	$25,000

Investor A
Shares sold	2,500	$25,000

Total issued	2,500	25,000

Net increase	2,500	$25,000

Class K
Shares sold	195,000	$1,950,000

Total issued	195,000	1,950,000

Net increase	195,000	$1,950,000

[1]	For the period from May 31, 2011 (commencement of operations) to June 30, 2011.

BLACKROCK FUNDS III	JUNE 30, 2011	29

Notes to Financial Statements (concluded)	BlackRock Funds III

	Period Ended June 30, 2011
LifePath Index 2050 Portfolio[1]	Shares	Amount

Institutional
Shares sold	2,500	$25,000

Total issued	2,500	25,000

Net increase	2,500	$25,000

Investor A
Shares sold	2,796	$27,796
Shares issued to shareholders in reinvestment of dividends and distributions	1	6

Total issued	2,797	27,802

Net increase	2,797	$27,802

Class K
Shares sold	195,000	$1,950,000

Total issued	195,000	1,950,000

Net increase	195,000	$1,950,000

[1]	For the period from May 31, 2011 (commencement of operations) to June 30, 2011.

	Period Ended June 30, 2011
LifePath Index 2055 Portfolio[1]	Shares	Amount

Institutional
Shares sold	2,500	$25,000

Total issued	2,500	25,000

Net increase	2,500	$25,000

Investor A
Shares sold	2,500	$25,000

Total issued	2,500	25,000

Net increase	2,500	$25,000

Class K
Shares sold	195,000	$1,950,000

Total issued	195,000	1,950,000

Net increase	195,000	$1,950,000

[1]	For the period from May 31, 2011 (commencement of operations) to June 30, 2011.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Index Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

30	BLACKROCK FUNDS III	JUNE 30, 2011

Master Portfolio Information as of June 30, 2011	Master Investment Portfolio

LifePath Index Retirement Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Fixed Income Funds	62%
Equity Funds	38

Portfolio Holdings	Percent of Affiliated Investment Companies
Bond Index Master Portfolio	52%
Russell 1000 Index Master Portfolio	23
iShares Barclays TIPS Bond Fund	9
Master International Index Series	6
Master Small Cap Index Series	4
iShares MSCI Emerging Markets Index Fund	3
iShares MSCI Canada Index Fund	1
iShares MSCI EAFE Small Cap Index Fund	1
BlackRock Cash Funds: Institutional, SL Agency Shares	1
BlackRock Cash Funds: Prime, SL Agency Shares	0	[1]

[1]	Rounds to less than 1%.

LifePath Index 2020 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	57%
Fixed Income Funds	43

Portfolio Holdings	Percent of Affiliated Investment Companies
Bond Index Master Portfolio	37%
Russell 1000 Index Master Portfolio	36
Master International Index Series	11
iShares Barclays TIPS Bond Fund	6
iShares MSCI Emerging Markets Index Fund	4
Master Small Cap Index Series	4
iShares MSCI Canada Index Fund	1
iShares MSCI EAFE Small Cap Index Fund	1
BlackRock Cash Funds: Institutional, SL Agency Shares	0	[1]

[1]	Rounds to less than 1%.

LifePath Index 2025 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	66%
Fixed Income Funds	34

Portfolio Holdings	Percent of Affiliated Investment Companies
Russell 1000 Index Master Portfolio	41%
Bond Index Master Portfolio	29
Master International Index Series	12
iShares MSCI Emerging Markets Index Fund	5
iShares Barclays TIPS Bond Fund	5
Master Small Cap Index Series	4
iShares MSCI Canada Index Fund	2
iShares MSCI EAFE Small Cap Index Fund	2
BlackRock Cash Funds: Institutional, SL Agency Shares	0	[1]

[1]	Rounds to less than 1%.

LifePath Index 2030 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	73%
Fixed Income Funds	27

Portfolio Holdings	Percent of Affiliated Investment Companies
Russell 1000 Index Master Portfolio	46%
Bond Index Master Portfolio	23
Master International Index Series	14
iShares MCSI Emerging Markets Index Fund	5
Master Small Cap Index Series	4
iShares Barclays TIPS Bond Fund	4
iShares MSCI Canada Index Fund	2
iShares MSCI EAFE Small Cap Index Fund	2
BlackRock Cash Funds: Institutional, SL Agency Shares	0	[1]

[1]	Rounds to less than 1%.

BLACKROCK FUNDS III	JUNE 30, 2011	31

Master Portfolio Information (continued) as of June 30, 2011	Master Investment Portfolio

LifePath Index 2035 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	80%
Fixed Income Funds	20

Portfolio Holdings	Percent of Affiliated Investment Companies
Russell 1000 Index Master Portfolio	51%
Bond Index Master Portfolio	18
Master International Index Series	15
iShares MSCI Emerging Markets Index Fund	6
Master Small Cap Index Series	4
iShares Barclays TIPS Bond Fund	2
iShares MSCI Canada Index Fund	2
iShares MSCI EAFE Small Cap Index Fund	2
BlackRock Cash Funds: Institutional, SL Agency Shares	0	[1]

[1]	Rounds to less than 1%.

LifePath Index 2040 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	86%
Fixed Income Funds	14

Portfolio Holdings	Percent of Affiliated Investment Companies
Russell 1000 Index Master Portfolio	55%
Master International Index Series	17
Bond Index Master Portfolio	13
iShares MSCI Emerging Markets Index Fund	6
Master Small Cap Index Series	4
iShares MSCI Canada Index Fund	2
iShares MSCI EAFE Small Cap Index Fund	2
iShares Barclays TIPS Bond Fund	1
BlackRock Cash Funds: Institutional, SL Agency Shares	0	[1]

[1]	Rounds to less than 1%.

LifePath Index 2045 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	92%
Fixed Income Funds	8

Portfolio Holdings	Percent of Affiliated Investment Companies
Russell 1000 Index Master Portfolio	59%
Master International Index Series	18
Bond Index Master Portfolio	8
iShares MSCI Emerging Markets Index Fund	7
Master Small Cap Index Series	3
iShares MSCI Canada Index Fund	3
iShares MSCI EAFE Small Cap Index Fund	2
BlackRock Cash Funds: Institutional, SL Agency Shares	0	[1]

[1]	Rounds to less than 1%.

LifePath Index 2050 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	98%
Fixed Income Funds	2

Portfolio Holdings	Percent of Affiliated Investment Companies
Russell 1000 Index Master Portfolio	62%
Master International Index Series	19
iShares MSCI Emerging Markets Index Fund	7
Master Small Cap Index Series	4
iShares MSCI Canada Index Fund	3
iShares MSCI EAFE Small Cap Index Fund	3
Bond Index Master Portfolio	2
BlackRock Cash Funds: Institutional, SL Agency Shares	0	[1]

[1]	Rounds to less than 1%.

32	BLACKROCK FUNDS III	JUNE 30, 2011

Master Portfolio Information (concluded) as of June 30, 2011	Master Investment Portfolio

LifePath Index 2055 Master Portfolio

Portfolio Composition	Percent of Affiliated Investment Companies
Equity Funds	99%
Fixed Income Funds	1

Portfolio Holdings	Percent of Affiliated Investment Companies
Russell 1000 Index Master Portfolio	59%
Master International Index Series	21
iShares MSCI Emerging Markets Index Fund	8
Master Small Cap Index Series	5
iShares MSCI Canada Index Fund	3
iShares MSCI EAFE Small Cap Index Fund	3
Bond Index Master Portfolio	1
BlackRock Cash Funds: Institutional, SL Agency Shares	0	[1]

[1]	Rounds to less than 1%.

BLACKROCK FUNDS III	JUNE 30, 2011	33

Schedule of Investments June 30, 2011 (Unaudited)	LifePath Index Retirement Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 86.3%
Bond Index Master Portfolio		$1,057,144
Master International Index Series		130,861
Master Small Cap Index Series		75,930
Russell 1000 Index Master Portfolio		457,303

Total Master Portfolios		1,721,238

Exchange-Traded Funds – 13.4%
iShares Barclays TIPS Bond Fund (a)(b)	1,643	181,781
iShares MSCI Canada Index Fund (a)	574	18,179
iShares MSCI EAFE Small Cap Index Fund (a)	402	17,539
iShares MSCI Emerging Markets Index Fund (a)	1,063	50,599

Total Exchange-Traded Funds
(Cost – $270,698*)		268,098

Money Market Funds – 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (a)(c)(d)	16,213	16,213
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (a)(c)(d)	1,474	1,474

Total Money Market Funds (Cost – $17,687*)		17,687

Total Affiliated Investment Companies – 100.6%		2,007,023
Liabilities in Excess of Other Assets – (0.6)%		(11,478)

Net Assets – 100.0%		$1,995,545

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$288,385

Gross unrealized depreciation	$(2,600)

Net unrealized depreciation	$(2,600)

(a)	Investments in companies considered to be an affiliate of the LifePath Index Retirement Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	16,213	[1]	–	16,213	$16,213	$4
BlackRock Cash Funds: Prime, SL Agency Shares	1,474	[1]	–	1,474	$1,474	–
iShares Barclays TIPS Bond Fund	1,643		–	1,643	$181,781	$1,724
iShares MSCI Canada Index Fund	574		–	574	$18,179	$118
iShares MSCI EAFE Small Cap Index Fund	402		–	402	$17,539	$225
iShares MSCI Emerging Markets Index Fund	1,063		–	1,063	$50,599	$490

[1]	Represents net activity.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Index Retirement Master Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Index Retirement Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the LifePath Index Retirement Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,721,238	–	$1,721,238
Exchange-Traded Funds	$268,098	–	–	268,098
Money Market Funds	17,687	–	–	17,687

Total	$285,785	$1,721,238	–	$2,007,023

See Notes to Financial Statements.

34	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	LifePath Index 2020 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios – 86.7%
Bond Index Master Portfolio		$729,819
Master International Index Series		211,739
Master Small Cap Index Series		72,987
Russell 1000 Index Master Portfolio		710,833

Total Master Portfolios		1,725,378

Exchange-Traded Funds – 13.0%
iShares Barclays TIPS Bond Fund (a)	1,073	118,717
iShares MSCI Canada Index Fund (a)	930	29,453
iShares MSCI EAFE Small Cap Index Fund (a)	650	28,360
iShares MSCI Emerging Markets Index Fund (a)	1,718	81,777

Total Exchange-Traded Funds
(Cost – $262,137*)		258,307

Money Market Funds – 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (a)(b)	6,226	6,226

Total Money Market Funds
(Cost – $6,226*)		6,226

Total Affiliated Investment Companies – 100.0%		1,989,911
Liabilities in Excess of Other Assets – (0.0)%		(78)

Net Assets – 100.0%		$1,989,833

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$268,363

Gross unrealized depreciation	$(3,830)

Net unrealized depreciation	$(3,830)

(a)	Investments in companies considered to be an affiliate of the LifePath Index 2020 Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	6,226	[1]	–	6,226	$6,226	$3
iShares Barclays TIPS Bond Fund	1,073		–	1,073	$118,717	$1,126
iShares MSCI Canada Index Fund	930		–	930	$29,453	$191
iShares MSCI EAFE Small Cap Index Fund	650		–	650	$28,360	$364
iShares MSCI Emerging Markets Index Fund	1,718		–	1,718	$81,777	$792

[1]	Represents net activity.

(b)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Index 2020 Master Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Index 2020 Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the LifePath Index 2020 Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,725,378	–	$1,725,378
Exchange-Traded Funds	$258,307	–	–	258,307
Money Market Funds	6,226	–	–	6,226

Total	$264,533	$1,725,378	–	$1,989,911

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	35

Schedule of Investments June 30, 2011 (Unaudited)	LifePath Index 2025 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios 86.9%
Bond Index Master Portfolio		$587,904
Master International Index Series		246,691
Master Small Cap Index Series		71,810
Russell 1000 Index Master Portfolio		820,222

Total Master Portfolios		1,726,627

Exchange-Traded Funds – 12.8%
iShares Barclays TIPS Bond Fund (a)	832	92,052
iShares MSCI Canada Index Fund (a)	1,082	34,267
iShares MSCI EAFE Small Cap Index Fund (a)	757	33,028
iShares MSCI Emerging Markets Index Fund (a)	2,000	95,201

Total Exchange-Traded Funds (Cost – $258,906*)		254,548

Money Market Funds – 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (a)(b)	6,276	6,276

Total Money Market Funds (Cost – $6,276*)		6,276

Total Affiliated Investment Companies – 100.0%		1,987,451
Liabilities in Excess of Other Assets – (0.0)%		(77)

Net Assets – 100.0%		$1,987,374

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$265,182

Gross unrealized depreciation	$(4,358)

Net unrealized depreciation	$(4,358)

(a)	Investments in companies considered to be an affiliate of the LifePath Index 2025 Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	6,276	[1]	–	6,276	$6,276	$3
iShares Barclays TIPS Bond Fund	832		–	832	$92,052	$873
iShares MSCI Canada Index Fund	1,082		–	1,082	$34,267	$222
iShares MSCI EAFE Small Cap Index Fund	757		–	757	$33,028	$424
iShares MSCI Emerging Markets Index Fund	2,000		–	2,000	$95,201	$922

[1]	Represents net activity.

(b)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Index 2025 Master Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Index 2025 Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the LifePath Index 2025 Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,726,627	–	$1,726,627
Exchange-Traded Funds	$254,548	–	–	254,548
Money Market Funds	6,276	–	–	6,276

Total	$260,824	$1,726,627	–	$1,987,451

See Notes to Financial Statements.

36	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	LifePath Index 2030 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios 87.0%
Bond Index Master Portfolio		$463,027
Master International Index Series		277,587
Master Small Cap Index Series		70,632
Russell 1000 Index Master Portfolio		916,580

Total Master Portfolios		1,727,826

Exchange-Traded Funds – 12.7%
iShares Barclays TIPS Bond Fund (a)	619	68,486
iShares MSCI Canada Index Fund (a)	1,219	38,606
iShares MSCI EAFE Small Cap Index Fund (a)	851	37,129
iShares MSCI Emerging Markets Index Fund (a)	2,249	107,052

Total Exchange-Traded Funds (Cost – $256,102*)		251,273

Money Market Funds – 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (a)(b)	6,183	6,183

Total Money Market Funds (Cost – $6,183*)		6,183

Total Affiliated Investment Companies – 100.0%		1,985,282
Liabilities in Excess of Other Assets – (0.0)%		(77)

Net Assets – 100.0%		$1,985,205

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$262,285

Gross unrealized depreciation	$(4,829)

Net unrealized depreciation	$(4,829)

(a)	Investments in companies considered to be an affiliate of the LifePath Index 2030 Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	6,183	[1]	–	6,183	$6,183	$3
iShares Barclays TIPS Bond Fund	619		–	619	$68,486	$649
iShares MSCI Canada Index Fund	1,219		–	1,219	$38,606	$251
iShares MSCI EAFE Small Cap Index Fund	851		–	851	$37,129	$476
iShares MSCI Emerging Markets Index Fund	2,249		–	2,249	$107,052	$1,037

[1]	Represents net activity.

(b)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Index 2030 Master Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Index 2030 Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the LifePath Index 2030 Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,727,826	–	$1,727,826
Exchange-Traded Funds	$251,273	–	–	251,273
Money Market Funds	6,183	–	–	6,183

Total	$257,456	$1,727,826	–	$1,985,282

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	37

Schedule of Investments June 30, 2011 (Unaudited)	LifePath Index 2035 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios 87.2%
Bond Index Master Portfolio		$350,377
Master International Index Series		305,381
Master Small Cap Index Series		69,651
Russell 1000 Index Master Portfolio		1,004,051

Total Master Portfolios		1,729,460

Exchange-Traded Funds – 12.5%
iShares Barclays TIPS Bond Fund (a)	421	46,579
iShares MSCI Canada Index Fund (a)	1,340	42,438
iShares MSCI EAFE Small Cap Index Fund (a)	938	40,925
iShares MSCI Emerging Markets Index Fund (a)	2,476	117,858

Total Exchange-Traded Funds (Cost – $253,052*)		247,800

Money Market Funds – 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (a)(b)	6,049	6,049

Total Money Market Funds (Cost – $6,049*)		6,049

Total Affiliated Investment Companies – 100.0%		1,983,309
Liabilities in Excess of Other Assets – (0.0)%		(76)

Net Assets – 100.0%		$1,983,233

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$259,101

Gross unrealized depreciation	$(5,252)

Net unrealized depreciation	$(5,252)

(a)	Investments in companies considered to be an affiliate of the LifePath Index 2035 Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	6,049	[1]	–	6,049	$6,049	$3
iShares Barclays TIPS Bond Fund	421		–	421	$46,579	$442
iShares MSCI Canada Index Fund	1,340		–	1,340	$42,438	$276
iShares MSCI EAFE Small Cap Index Fund	938		–	938	$40,925	$525
iShares MSCI Emerging Markets Index Fund	2,476		–	2,476	$117,858	$1,141

[1]	Represents net activity.

(b)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Index 2035 Master Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Index 2035 Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the LifePath Index 2035 Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,729,460	–	$1,729,460
Exchange-Traded Funds	$247,800	–	–	247,800
Money Market Funds	6,049	–	–	6,049

Total	$253,849	$1,729,460	–	$1,983,309

See Notes to Financial Statements.

38	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	LifePath Index 2040 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios 87.4%
Bond Index Master Portfolio		$247,749
Master International Index Series		331,028
Master Small Cap Index Series		68,670
Russell 1000 Index Master Portfolio		1,084,415

Total Master Portfolios		1,731,862

Exchange-Traded Funds – 12.3%
iShares Barclays TIPS Bond Fund (a)	231	25,558
iShares MSCI Canada Index Fund (a)	1,453	46,017
iShares MSCI EAFE Small Cap Index Fund (a)	1,016	44,328
iShares MSCI Emerging Markets Index Fund (a)	2,684	127,758

Total Exchange-Traded Funds (Cost – $249,301*)		243,661

Money Market Funds – 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (a)(b)	5,965	5,965

Total Money Market Funds (Cost – $5,965*)		5,965

Total Affiliated Investment Companies – 100.0%		1,981,488
Liabilities in Excess of Other Assets – (0.0)%		(75)

Net Assets – 100.0%		$1,981,413

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$255,266

Gross unrealized depreciation	$(5,640)

Net unrealized depreciation	$(5,640)

(a)	Investments in companies considered to be an affiliate of the LifePath Index 2040 Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	5,965	[1]	–	5,965	$5,965	$3
iShares Barclays TIPS Bond Fund	231		–	231	$25,558	$242
iShares MSCI Canada Index Fund	1,453		–	1,453	$46,017	$299
iShares MSCI EAFE Small Cap Index Fund	1,016		–	1,016	$44,328	$569
iShares MSCI Emerging Markets Index Fund	2,684		–	2,684	$127,758	$1,237

[1]	Represents net activity.

(b)	Represents the current yield as of report date.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Index 2040 Master Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Index 2040 Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the LifePath Index 2040 Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,731,862	–	$1,731,862
Exchange-Traded Funds	$243,661	–	–	243,661
Money Market Funds	5,965	–	–	5,965

Total	$249,626	$1,731,862	–	$1,981,488

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	39

Schedule of Investments June 30, 2011 (Unaudited)	LifePath Index 2045 Master Portfolio (Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios 87.9%
Bond Index Master Portfolio		$158,152
Master International Index Series		354,899
Master Small Cap Index Series		67,876
Russell 1000 Index Master Portfolio		1,159,053

Total Master Portfolios		1,739,980

Exchange-Traded Funds – 11.8%
iShares MSCI Canada Index Fund (a)	1,556	49,279
iShares MSCI EAFE Small Cap Index Fund (a)	1,088	47,469
iShares MSCI Emerging Markets Index Fund (a)	2,877	136,945

Total Exchange-Traded Funds (Cost – $239,677*)		233,693

Money Market Funds – 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (a)(b)	6,069	6,069

Total Money Market Funds (Cost – $6,069*)		6,069

Total Affiliated Investment Companies – 100.0%		1,979,742
Liabilities in Excess of Other Assets – (0.0)%		(76)

Net Assets – 100.0%		$1,979,666

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$245,746

Gross unrealized depreciation	$(5,984)

Net unrealized depreciation	$(5,984)

(a)	Investments in companies considered to be an affiliate of the LifePath Index 2045 Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	6,069	[1]	–	6,069	$6,069	$3
iShares MSCI Canada Index Fund	1,556		–	1,556	$49,279	$321
iShares MSCI EAFE Small Cap Index Fund	1,088		–	1,088	$47,469	$609
iShares MSCI Emerging Markets Index Fund	2,877		–	2,877	$136,945	$1,326

[1]	Represents net activity.

(b)	Represents the current yield as of report date

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Index 2045 Master Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Index 2045 Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the LifePath Index 2045 Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,739,980	–	$1,739,980
Exchange-Traded Funds	$233,693	–	–	233,693
Money Market Funds	6,069	–	–	6,069

Total	$239,762	$1,739,980	–	$1,979,742

See Notes to Financial Statements.

40	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	LifePath Index 2050 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios 87.1%
Bond Index Master Portfolio		$48,908
Master International Index Series		378,625
Master Small Cap Index Series		70,044
Russell 1000 Index Master Portfolio		1,228,174

Total Master Portfolios		1,725,751

Exchange-Traded Funds – 12.6%
iShares MSCI Canada Index Fund (a)	1,659	52,541
iShares MSCI EAFE Small Cap Index Fund (a)	1,161	50,654
iShares MSCI Emerging Markets Index Fund (a)	3,069	146,084

Total Exchange-Traded Funds (Cost – $255,662*)		249,279

Money Market Funds – 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (a)(b)	6,202	6,202

Total Money Market Funds (Cost – $6,202*)		6,202

Total Affiliated Investment Companies – 100.0%		1,981,232
Liabilities in Excess of Other Assets – (0.0)%		(75)

Net Assets – 100.0%		$1,981,157

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$261,864

Gross unrealized depreciation	$(6,383)

Net unrealized depreciation	$(6,383)

(a)	Investments in companies considered to be an affiliate of the LifePath Index 2050 Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	6,202	[1]	–	6,202	$6,202	$3
iShares MSCI Canada Index Fund	1,659		–	1,659	$52,541	$341
iShares MSCI EAFE Small Cap Index Fund	1,161		–	1,161	$50,654	$650
iShares MSCI Emerging Markets Index Fund	3,069		–	3,069	$146,084	$1,416

[1]	Represents net activity.

(b)	Represents the current yield as of report date

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Index 2050 Master Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Index 2050 Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the LifePath Index 2050 Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,725,751	–	$1,725,751
Exchange-Traded Funds	$249,279	–	–	249,279
Money Market Funds	6,202	–	–	6,202

Total	$255,481	$1,725,751	–	$1,981,232

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	41

Schedule of Investments June 30, 2011 (Unaudited)	LifePath Index 2055 Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Master Portfolios 86.7%
Bond Index Master Portfolio		$20,044
Master International Index Series		408,034
Master Small Cap Index Series		102,613
Russell 1000 Index Master Portfolio		1,183,708

Total Master Portfolios		1,714,399

Exchange-Traded Funds – 13.0%
iShares MSCI Canada Index Fund (a)	1,711	54,187
iShares MSCI EAFE Small Cap Index Fund (a)	1,197	52,225
iShares MSCI Emerging Markets Index Fund (a)	3,164	150,607

Total Exchange-Traded Funds
(Cost – $263,600*)		257,019

Money Market Funds – 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (a)(b)	6,358	6,358

Total Money Market Funds (Cost – $6,358*)		6,358

Total Affiliated Investment Companies – 100.0%		1,977,776
Liabilities in Excess of Other Assets – (0.0)%		(74)

Net Assets – 100.0%		$1,977,702

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$269,958

Gross unrealized depreciation	$(6,581)

Net unrealized depreciation	$(6,581)

(a)	Investments in companies considered to be an affiliate of the LifePath Index 2055 Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	6,358	[1]	–	6,358	$6,358	$3
iShares MSCI Canada Index Fund	1,711		–	1,711	$54,187	$352
iShares MSCI EAFE Small Cap Index Fund	1,197		–	1,197	$52,225	$670
iShares MSCI Emerging Markets Index Fund	3,164		–	3,164	$150,607	$1,458

[1]	Represents net activity.

(b)	Represents the current yield as of report date

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and does not necessarily correspond to the LifePath Index 2055 Master Portfolio’s perceived risk of investing in those securities.

For information about the LifePath Index 2055 Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the LifePath Index 2055 Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies:
Master Portfolios	–	$1,714,399	–	$1,714,399
Exchange-Traded Funds	$257,019	–	–	257,019
Money Market Funds	6,358	–	–	6,358

Total	$263,377	$1,714,399	–	$1,977,776

See Notes to Financial Statements.

42	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Assets and Liabilities	Master Investment Portfolio

June 30, 2011 (Unaudited)	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio	LifePath Index 2035 Master Portfolio
Assets
Investments at value – affiliated[1,2]	$285,785	$264,533	$260,824	$257,456	$253,849
Investments at value – Bond Index Master Portfolio	1,057,144	729,819	587,904	463,027	350,377
Investments at value – Master International Index Series	130,861	211,739	246,691	277,587	305,381
Investments at value – Master Small Cap Index Series	75,930	72,987	71,810	70,632	69,651
Investments at value – Russell 1000 Index Master Portfolio	457,303	710,833	820,222	916,580	1,004,051
Interest receivable	3	3	3	3	3
Receivable from advisor	5,375	5,375	5,376	5,376	5,376

Total assets	2,012,401	1,995,289	1,992,830	1,990,661	1,988,688

Liabilities
Collateral on securities loaned at value	11,400	–	–	–	–
Professional fees payable	4,604	4,604	4,604	4,604	4,604
Trustees’ fees payable	421	421	421	421	420
Custodian fees payable	140	140	140	140	140
Printing fees payable	140	140	140	140	140
Other accrued expenses payable	151	151	151	151	151

Total liabilities	16,856	5,456	5,456	5,456	5,455

Net Assets	$1,995,545	$1,989,833	$1,987,374	$1,985,205	$1,983,233

Net Assets Consist of
Investors’ capital	$2,019,423	$2,017,716	$2,016,984	$2,016,335	$2,015,749
Net unrealized appreciation/depreciation	(23,878)	(27,883)	(29,610)	(31,130)	(32,516)

Net Assets	$1,995,545	$1,989,833	$1,987,374	$1,985,205	$1,983,233

[1] Investments at cost – affiliated	$288,385	$268,363	$265,182	$262,285	$259,101

[2] Securities loaned at value	$11,089	$–	$–	$–	$–

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	43

Statements of Assets and Liabilities (concluded)	Master Investment Portfolio

June 30, 2011 (Unaudited)	LifePath Index 2040 Master Portfolio	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio	LifePath Index 2055 Master Portfolio
Assets
Investments at value – affiliated[1]	$249,626	$239,762	$255,481	$263,377
Investments at value – Bond Index Master Portfolio	247,749	158,152	48,908	20,044
Investments at value – Master International Index Series	331,028	354,899	378,625	408,034
Investments at value – Master Small Cap Index Series	68,670	67,876	70,044	102,613
Investments at value – Russell 1000 Index Master Portfolio	1,084,415	1,159,053	1,228,174	1,183,708
Investments sold receivable	–	–	–	17,600
Interest receivable	3	3	3	3
Receivable from advisor	5,377	5,377	5,378	5,379

Total assets	1,986,868	1,985,122	1,986,613	2,000,758

Liabilities
Investments purchased payable	–	–	–	17,600
Professional fees payable	4,603	4,604	4,604	4,604
Trustees’ fees payable	421	421	421	421
Custodian fees payable	140	140	140	140
Printing fees payable	140	140	140	140
Other accrued expenses payable	151	151	151	151

Total liabilities	5,455	5,456	5,456	23,056

Net Assets	$1,981,413	$1,979,666	$1,981,157	$1,977,702

Net Assets Consist of
Investors’ capital	$2,015,202	$2,014,662	$2,017,215	$2,015,765
Net unrealized appreciation/depreciation	(33,789)	(34,996)	(36,058)	(38,063)

Net Assets	$1,981,413	$1,979,666	$1,981,157	$1,977,702

[1] Investments at cost – affiliated	$255,266	$245,746	$261,864	$269,958

See Notes to Financial Statements.

44	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Operations	Master Investment Portfolio

Period Ended June 30, 2011 (Unaudited)	LifePath Index Retirement Master Portfolio[1]	LifePath Index 2020 Master Portfolio[1]	LifePath Index 2025 Master Portfolio[1]	LifePath Index 2030 Master Portfolio[1]	LifePath Index 2035 Master Portfolio[1]
Investment Income
Dividends – affiliated	$2,557	$2,473	$2,441	$2,413	$2,384
Income – affiliated	4	3	3	3	3
Net investment income allocated from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio:
Dividends	1,059	1,594	1,824	2,027	2,212
Interest	2,459	1,706	1,379	1,091	831
Expenses	(167)	(197)	(210)	(221)	(232)
Fees waived	18	28	32	36	40

Total income	5,930	5,607	5,469	5,349	5,238

Expenses
Investment advisory	81	81	80	79	80
Professional	4,193	4,193	4,193	4,193	4,193
Independent Trustees	421	421	421	421	420
Offering costs	411	411	411	411	411
Printing	140	140	140	140	140
Custodian	140	140	140	140	140
Miscellaneous	151	151	151	151	151

Total expenses	5,537	5,537	5,536	5,535	5,535
Less fees waived by advisor	(5,456)	(5,456)	(5,456)	(5,456)	(5,456)

Total expenses after fees waived	81	81	80	79	79

Net investment income	5,849	5,526	5,389	5,270	5,159

Realized and Unrealized Gain (Loss)
Net realized gain from:
Allocations from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio from investments, financial futures contracts and foreign currency transactions	3,574	2,190	1,595	1,065	590

	3,574	2,190	1,595	1,065	590

Net change in unrealized appreciation/depreciation on:
Investments – affiliated	(2,600)	(3,830)	(4,358)	(4,829)	(5,252)
Allocated from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio from investments, financial futures contracts and foreign currency transactions	(21,278)	(24,053)	(25,252)	(26,301)	(27,264)

	(23,878)	(27,883)	(29,610)	(31,130)	(32,516)

Total realized and unrealized loss	(20,304)	(25,693)	(28,015)	(30,065)	(31,926)

Net Decrease in Net Assets Resulting from Operations	$(14,455)	$(20,167)	$(22,626)	$(24,795)	$(26,767)

[1]	For the period from May 31, 2011(commencement of operations) to June 30, 2011.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	45

Statements of Operations (concluded)	Master Investment Portfolio

Period Ended June 30, 2011 (Unaudited)	LifePath Index 2040 Master Portfolio[1]	LifePath Index 2045 Master Portfolio[1]	LifePath Index 2050 Master Portfolio[1]	LifePath Index 2055 Master Portfolio[1]
Investment Income
Dividends – affiliated	$2,347	$2,256	$2,407	$2,480
Income – affiliated	3	3	3	3
Net investment income allocated from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio:
Dividends	2,381	2,538	2,687	2,722
Interest	595	389	138	78
Expenses	(242)	(251)	(257)	(253)
Fees waived	43	46	48	47

Total income	5,127	4,981	5,026	5,077

Expenses
Investment advisory	79	79	79	78
Professional	4,192	4,193	4,193	4,193
Independent Trustees	421	421	421	421
Offering costs	411	411	411	411
Printing	140	140	140	140
Custodian	140	140	140	140
Miscellaneous	151	151	151	151

Total expenses	5,534	5,535	5,535	5,534
Less fees waived by advisor	(5,456)	(5,456)	(5,456)	(5,456)

Total expenses after fees waived	78	79	79	78

Net investment income	5,049	4,902	4,947	4,999

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Allocations from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio from investments, financial futures contracts and foreign currency transactions	153	(240)	(528)	766

	153	(240)	(528)	766

Net change in unrealized appreciation/depreciation on:
Investments – affiliated.	(5,640)	(5,984)	(6,383)	(6,581)
Allocated from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio from investments, financial futures contracts and foreign currency transactions	(28,149)	(29,012)	(29,675)	(31,482)

	(33,789)	(34,996)	(36,058)	(38,063)

Total realized and unrealized loss	(33,636)	(35,236)	(36,586)	(37,297)

Net Decrease in Net Assets Resulting from Operations	$(28,587)	$(30,334)	$(31,639)	$(32,298)

[1]	For the period from May 31, 2011 (commencement of operations) to June 30, 2011.

See Notes to Financial Statements.

46	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Changes in Net Assets	Master Investment Portfolio

	LifePath Index Retirement Master Portfolio	LifePath Index 2020 Master Portfolio
	Period May 31, 2011[1] to June 30, 2011	Period May 31, 2011[1] to June 30, 2011
Increase (Decrease) in Net Assets:	(Unaudited)	(Unaudited)
Operations
Net investment income	$5,849	$5,526
Net realized gain	3,574	2,190
Net change in unrealized appreciation/depreciation	(23,878)	(27,883)

Net decrease in net assets resulting from operations	(14,455)	(20,167)

Capital Transactions
Net increase in net assets derived from capital transactions	2,010,000	2,010,000

Net Assets
Total increase in net assets	1,995,545	1,989,833
Beginning of period	–	–

End of period	$1,995,545	$1,989,833

	LifePath Index 2025 Master Portfolio	LifePath Index 2030 Master Portfolio
Increase (Decrease) in Net Assets:	Period May 31, 2011[1] to June 30, 2011 (Unaudited)	Period May 31, 2011[1] to June 30, 2011 (Unaudited)
Operations
Net investment income	$5,389	$5,270
Net realized gain	1,595	1,065
Net change in unrealized appreciation/depreciation	(29,610)	(31,130)

Net decrease in net assets resulting from operations	(22,626)	(24,795)

Capital Transactions
Net increase in net assets derived from capital transactions	2,010,000	2,010,000

Net Assets
Total increase in net assets	1,987,374	1,985,205
Beginning of period	–	–

End of period	$1,987,374	$1,985,205

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	47

Statements of Changes in Net Assets (continued)	Master Investment Portfolio

	LifePath Index 2035 Master Portfolio	LifePath Index 2040 Master Portfolio
	Period May 31, 2011[1] to June 30, 2011	Period May 31, 2011[1] to June 30, 2011
Increase (Decrease) in Net Assets:	(Unaudited)	(Unaudited)
Operations
Net investment income	$5,159	$5,049
Net realized gain	590	153
Net change in unrealized appreciation/depreciation	(32,516)	(33,789)

Net decrease in net assets resulting from operations	(26,767)	(28,587)

Capital Transactions
Net increase in net assets derived from capital transactions	2,010,000	2,010,000

Net Assets
Total increase in net assets	1,983,233	1,981,413
Beginning of period	–	–

End of period	$1,983,233	$1,981,413

	LifePath Index 2045 Master Portfolio	LifePath Index 2050 Master Portfolio
Increase (Decrease) in Net Assets:	Period May 31, 2011[1] to June 30, 2011 (Unaudited)	Period May 31, 2011[1] to June 30, 2011 (Unaudited)
Operations
Net investment income	$4,902	$4,947
Net realized loss	(240)	(528)
Net change in unrealized appreciation/depreciation	(34,996)	(36,058)

Net decrease in net assets resulting from operations	(30,334)	(31,639)

Capital Transactions
Net increase in net assets derived from capital transactions	2,010,000	2,012,796

Net Assets
Total increase in net assets	1,979,666	1,981,157
Beginning of period	–	–

End of period	$1,979,666	$1,981,157

[1]	Commencement of operations.

See Notes to Financial Statements.

48	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Changes in Net Assets (concluded)	Master Investment Portfolio

LifePath Index 2055 Master Portfolio
Increase (Decrease) in Net Assets:	Period May 31, 2011[1] to June 30, 2011 (Unaudited)
Operations
Net investment income	$4,999
Net realized gain	766
Net change in unrealized appreciation/depreciation	(38,063)

Net decrease in net assets resulting from operations	(32,298)

Capital Transactions
Net increase in net assets derived from capital transactions	2,010,000

Net Assets
Total increase in net assets	1,977,702
Beginning of period	–

End of period	$1,977,702

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	49

Financial Highlights	Master Investment Portfolio

LifePath Index Retirement Master Portfolio
Period May 31, 2011[1] to June 30, 2011 (Unaudited)
Total Investment Return
Total investment return[2]	(0.70)%

Ratios to Average Net Assets
Total expenses[3,4,5]	3.50%

Total expenses after fees waived[3,4]	0.14%

Net investment income[4,6]	3.59%

Supplemental Data
Net assets, end of period (000)	$1,996

Portfolio turnover	0%

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.
[5]

Ratio includes the LifePath Index Master Portfolio’s share of the Bond Index Master Portfolio, Master International Index Series, Master SmallCap Index Series and Russell 1000 Index Master Portfolio’s allocated fees waived of 0.01%.

[6]

Includes the Master Portfolio’s share of the allocated net investment income from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio.

See Notes to Financial Statements.

50	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	Master Investment Portfolio

LifePath Index 2020 Master Portfolio
Period May 31, 2011[1] to June 30, 2011 (Unaudited)
Total Investment Return
Total investment return[2]	(1.03)%

Ratios to Average Net Assets
Total expenses[3,4,5]	3.54%

Total expenses after fees waived[3,4]	0.16%

Net investment income[4,6]	3.43%

Supplemental Data
Net assets, end of period (000)	$1,990

Portfolio turnover	0%

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from Bond Index Master Portfolio, Master International Index Series, MasterSmall Cap Index Series and Russell 1000 Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.
[5]

Ratio includes the LifePath Index Master Portfolio’s share of the Bond Index Master Portfolio, Master International Index Series, Master SmallCap Index Series and Russell 1000 Index Master Portfolio’s allocated fees waived of 0.02%.

[6]

Includes the Master Portfolio’s share of the allocated net investment income from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	51

Financial Highlights (continued)	Master Investment Portfolio

LifePath Index 2025 Master Portfolio
Period May 31, 2011[1] to June 30, 2011 (Unaudited)
Total Investment Return
Total investment return[2]	(1.14)%

Ratios to Average Net Assets
Total expenses[3,4,5]	3.56%

Total expenses after fees waived[3,4]	0.16%

Net investment income[4,6]	3.36%

Supplemental Data
Net assets, end of period (000)	$1,987

Portfolio turnover	0%

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.
[5]

Ratio includes the LifePath Index Master Portfolio’s share of the Bond Index Master Portfolio, Master International Index Series, Master SmallCap Index Series and Russell 1000 Index Master Portfolio’s allocated fees waived of 0.02%.

[6]

Includes the Master Portfolio’s share of the allocated net investment income from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio.

See Notes to Financial Statements.

52	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	Master Investment Portfolio

LifePath Index 2030 Master Portfolio
Period May 31, 2011[1] to June 30, 2011 (Unaudited)
Total Investment Return
Total investment return[2]	(1.25)%

Ratios to Average Net Assets
Total expenses[3,4,5]	3.58%

Total expenses after fees waived[3,4]	0.17%

Net investment income[4,6]	3.29%

Supplemental Data
Net assets, end of period (000)	$1,985

Portfolio turnover	0%

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.
[5]

Ratio includes the LifePath Index Master Portfolio’s share of the Bond Index Master Portfolio, Master International Index Series, Master SmallCap Index Series and Russell 1000 Index Master Portfolio’s allocated fees waived of 0.02%.

[6]

Includes the Master Portfolio’s share of the allocated net investment income from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	53

Financial Highlights (continued)	Master Investment Portfolio

LifePath Index 2035 Master Portfolio
Period May 31, 2011[1] to June 30, 2011 (Unaudited)
Total Investment Return
Total investment return[2]	(1.36)%

Ratios to Average Net Assets
Total expenses[3,4,5]	3.60%

Total expenses after fees waived[3,4]	0.17%

Net investment income[4,6]	3.23%

Supplemental Data
Net assets, end of period (000)	$1,983

Portfolio turnover	0%

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.
[5]

Ratio includes the LifePath Index Master Portfolio’s share of the Bond Index Master Portfolio, Master International Index Series, Master SmallCap Index Series and Russell 1000 Index Master Portfolio’s allocated fees waived of 0.02%.

[6]

Includes the Master Portfolio’s share of the allocated net investment income from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio.

See Notes to Financial Statements.

54	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	Master Investment Portfolio

LifePath Index 2040 Master Portfolio
Period May 31, 2011[1] to June 30, 2011 (Unaudited)
Total Investment Return
Total investment return[2]	(1.47)%

Ratios to Average Net Assets
Total expenses[3,4,5]	3.60%

Total expenses after fees waived[3,4]	0.17%

Net investment income[4,6]	3.17%

Supplemental Data
Net assets, end of period (000)	$1,981

Portfolio turnover	0%

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.
[5]

Ratio includes the LifePath Index Master Portfolio’s share of the Bond Index Master Portfolio, Master International Index Series, Master SmallCap Index Series and Russell 1000 Index Master Portfolio’s allocated fees waived of 0.03%.

[6]

Includes the Master Portfolio’s share of the allocated net investment income from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	55

Financial Highlights (continued)	Master Investment Portfolio

LifePath Index 2045 Master Portfolio
Period May 31, 2011[1] to June 30, 2011 (Unaudited)
Total Investment Return
Total investment return[2]	(1.48)%

Ratios to Average Net Assets
Total expenses[3,4,5]	3.62%

Total expenses after fees waived[3,4]	0.18%

Net investment income[4,6]	3.09%

Supplemental Data
Net assets, end of period (000)	$1,980

Portfolio turnover	0%

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.
[5]

Ratio includes the LifePath Index Master Portfolio’s share of the Bond Index Master Portfolio, Master International Index Series, Master SmallCap Index Series and Russell 1000 Index Master Portfolio’s allocated fees waived of 0.03%.

[6]

Includes the Master Portfolio’s share of the allocated net investment income from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio.

See Notes to Financial Statements.

56	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	Master Investment Portfolio

LifePath Index 2050 Master Portfolio
Period May 31, 2011[1] to June 30, 2011 (Unaudited)
Total Investment Return
Total investment return[2]	(1.58)%

Ratios to Average Net Assets
Total expenses[3,4,5]	3.63%

Total expenses after fees waived[3,4]	0.18%

Net investment income[4,6]	3.13%

Supplemental Data
Net assets, end of period (000)	$1,981

Portfolio turnover	0%

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.
[5]

Ratio includes the LifePath Index Master Portfolio’s share of the Bond Index Master Portfolio, Master International Index Series, Master SmallCap Index Series and Russell 1000 Index Master Portfolio’s allocated fees waived of 0.03%.

[6]

Includes the Master Portfolio’s share of the allocated net investment income from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	57

Financial Highlights (concluded)	Master Investment Portfolio

LifePath Index 2055 Master Portfolio
Period May 31, 2011[1] to June 30, 2011 (Unaudited)
Total Investment Return
Total investment return[2]	(1.58)%

Ratios to Average Net Assets
Total expenses[3,4,5]	3.63%

Total expenses after fees waived[3,4]	0.18%

Net investment income[4,6]	3.16%

Supplemental Data
Net assets, end of period (000)	$1,978

Portfolio turnover	0%

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]

Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio. These ratios do not reflect any expenses incurred indirectly as a result of investments in BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

[4]	Annualized.
[5]

Ratio includes the LifePath Index Master Portfolio’s share of the Bond Index Master Portfolio, Master International Index Series, Master SmallCap Index Series and Russell 1000 Index Master Portfolio’s allocated fees waived of 0.03%.

[6]

Includes the Master Portfolio’s share of the allocated net investment income from Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio.

See Notes to Financial Statements.

58	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements	Master Investment Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The MIP financial statements and these accompanying notes relate to nine series of MIP: LifePath Index Retirement Master Portfolio, LifePath Index 2020 Master Portfolio, LifePath Index 2025 Master Portfolio, LifePath Index 2030 Master Portfolio, LifePath Index 2035 Master Portfolio, LifePath Index 2040 Master Portfolio, LifePath Index 2045 Master Portfolio, LifePath Index 2050 Master Portfolio and LifePath Index 2055 Master Portfolio (each, a “LifePath Index Master Portfolio” and collectively, the “LifePath Index Master Portfolios”). The Master Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Each of the LifePath Index Master Portfolios seek to achieve its investment objective by investing in a combination of domestic equity, international equity, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by BlackRock Fund Advisors (“BFA”), and include the Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series, Russell 1000 Index Master Portfolio (together, the “Master Portfolios”) BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

The financial statements of Bond Index Master Portfolio and the Russell 1000 Index Master Portfolio are included elsewhere in this report.

The value of a LifePath Index Master Portfolio’s investment in each of the Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio reflects that LifePath Index Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of June 30, 2011, the interests of the Bond Index Master Portfolio, Master International Index Series, Master Small Cap Index Series and Russell 1000 Index Master Portfolio held by each LifePath Index Master Portfolio were as follows:

	Bond Index Master Portfolio	Master International Index Series	Master Small Cap Index Series	Russell 1000 Index Master Portfolio
LifePath Index Retirement Master Portfolio	0.98%	0.01%	0.02%	2.46%
LifePath Index 2020 Master Portfolio	0.68%	0.02%	0.02%	3.82%
LifePath Index 2025 Master Portfolio	0.54%	0.02%	0.02%	4.41%
LifePath Index 2030 Master Portfolio	0.43%	0.03%	0.02%	4.93%
LifePath Index 2035 Master Portfolio	0.32%	0.03%	0.02%	5.40%
LifePath Index 2040 Master Portfolio	0.23%	0.03%	0.02%	5.83%
LifePath Index 2045 Master Portfolio	0.15%	0.03%	0.02%	6.24%
LifePath Index 2050 Master Portfolio	0.05%	0.04%	0.02%	6.61%
LifePath Index 2055 Master Portfolio	0.02%	0.04%	0.03%	6.46%

The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: US GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). Equity investments, including exchange traded funds, traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Investments in open-end registered investment companies are valued at net asset value each business day.

Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, BlackRock Fund Advisors (“BFA”) seeks to determine the price that each Master Portfolio might reasonably expect

BLACKROCK FUNDS III	JUNE 30, 2011	59

Notes to Financial Statements (continued)	Master Investment Portfolio

to receive from the current sale of that asset in an arm’s- length transaction. Fair value determinations shall be based upon all available factors that BFA deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Each LifePath Index Master Portfolio records daily its proportionate share of each Master Portfolio’s income, expenses and realized and unrealized gains and losses.

Securities Lending: The Master Portfolios may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master Portfolio earns dividend and interest on the securities loaned but does not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master Portfolio could experience delays and costs in gaining access to the collateral. A Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the period, the participating Master Portfolios accepted only cash collateral in connection with securities loaned.

Income Taxes: Each Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolios’ financial statements and disclosures.

Offering Costs: Offering costs are accrued beginning with commencement of operations of the LifePath Index Master Portfolios and are shown as offering costs in the Statements of Operations.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several master portfolios are pro rated among those master portfolios on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolios for 1940 Act purposes, but Barclays is not.

MIP, on behalf of the LifePath Index Master Portfolios, entered into an Investment Advisory Agreement (the “Investment Advisory Agreement”)

60	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (concluded)	Master Investment Portfolio

with BFA, the LifePath Index Master Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of each LifePath Index Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each LifePath Index Master Portfolio. For such services, each LifePath Index Master Portfolio pays BFA a monthly fee based on a percentage of each LifePath Index Master Portfolio’s average daily net assets at an annual rate of 0.05%.

MIP entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC may delegate certain of its administration duties to sub-administrators. BTC, in consideration thereof, has agreed to bear all of the Master Portfolios’ and MIP’s ordinary operating expenses excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolios.

BTC is not entitled to compensation for providing administration services to the LifePath Index Master Portfolios, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Index Master Portfolios, or BTC (or an affiliate) receives investment advisory fees from the LifePath Index Master Portfolios.

The Master Portfolios received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BlackRock Investment Management (“BIM”), an affiliate of BFA, as the securities lending agent. BIM may, on behalf of a Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BIM or in registered money market funds advised by BIM or its affiliates. The market value of securities on loan and the value of the related collateral, if applicable, are shown in the Statements of Assets and Liabilities as securities loaned at value and collateral on securities loaned at value, respectively. The cash collateral invested by BIM is disclosed in the Schedules of Investments. The share of income earned by the Master Portfolio on such investments is shown as securities lending – affiliated in the Statements of Operations.

Each Master Portfolio may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statements of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

3. Investments:

Purchases of investments excluding short-term securities and US government securities for the six months ended June 30, 2011, were as follows:

Purchases
LifePath Index Retirement Master Portfolio	$270,698
LifePath Index 2020 Master Portfolio	$262,137
LifePath Index 2025 Master Portfolio	$258,906
LifePath Index 2030 Master Portfolio	$256,102
LifePath Index 2035 Master Portfolio	$253,052
LifePath Index 2040 Master Portfolio	$249,301
LifePath Index 2045 Master Portfolio	$239,677
LifePath Index 2050 Master Portfolio	$255,662
LifePath Index 2055 Master Portfolio	$263,600

4. Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolios manage counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial statements and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Master Portfolio.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the LifePath Index Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

BLACKROCK FUNDS III	JUNE 30, 2011	61

Master Portfolio Information as of June 30, 2011	Bond Index Master Portfolio

Portfolio Composition	Percent of Long-Term Investments
U.S. Government Sponsored Agency Securities	40%
U.S. Treasury Obligations	33
Corporate Bonds	21
Foreign Agency Obligations	3
Non-Agency Mortgage-Backed Securities	2
Taxable Municipal Bonds	1

Credit Quality Allocation[1]	Percent of Long-Term Investments
AAA/Aaa[2]	77%
AA/Aa	5
A/A	10
BBB/Baa	8

[1]	Using the higher of S&P or Moody’s Investors Service ratings.
[2]

Includes US Government Sponsored Agency Securities which were deemed AAA/Aaa by the investment advisor. On August 5, 2011, S&P lowered the long-term sovereign credit rating on the United States of America to AA+ from AAA.

62	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Citibank Credit Card Issuance Trust:
Series 2006-A3, Class A3, 5.30%, 3/15/18	$100	$113,862
Series 2008-A1, Class A1, 5.35%, 2/07/20	170	193,036

Total Asset-Backed Securities – 0.3%		306,898

Corporate Bonds
Aerospace & Defense – 0.2%
The Boeing Co., 6.13%, 2/15/33	100	113,336
Honeywell International, Inc., 5.30%, 3/01/18	100	112,358

		225,694

Air Freight & Logistics – 0.1%
United Parcel Service, Inc., 5.13%, 4/01/19	50	56,190

Auto Components – 0.0%
Johnson Controls, Inc., 1.75%, 3/01/14	50	50,415

Beverages – 0.5%
Anheuser-Busch Cos., Inc., 6.45%, 9/01/37	100	113,402
Bottling Group, LLC, 4.63%, 11/15/12	100	105,378
The Coca-Cola Co., 0.75%, 11/15/13	100	99,492
Diageo Capital Plc, 5.20%, 1/30/13	150	159,974
PepsiCo, Inc., 4.88%, 11/01/40	100	95,579

		573,825

Biotechnology – 0.1%
Amgen, Inc., 3.45%, 10/01/20	100	95,351

Capital Markets – 1.3%
The Bear Stearns Cos., Inc./JPMorgan Chase & Co., 5.70%, 11/15/14	200	220,894
Deutsche Bank AG, 5.38%, 10/12/12	100	105,498
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16	50	50,543
5.95%, 1/18/18	300	323,361
6.13%, 2/15/33	100	100,661
Jefferies Group, Inc., 8.50%, 7/15/19	50	59,134
Morgan Stanley:
5.30%, 3/01/13	150	158,596
5.75%, 10/18/16	225	238,979
Nomura Holdings, Inc., 5.00%, 3/04/15	50	52,718
State Street Corp., 2.88%, 3/07/16	100	101,447

		1,411,831

Chemicals – 0.3%
The Dow Chemical Co., 4.25%, 11/15/20	50	48,798
E.I. du Pont de Nemours & Co., 6.00%, 7/15/18	125	144,245
Potash Corp. of Saskatchewan, Inc., 3.25%, 12/01/17	50	50,266
Praxair, Inc., 4.63%, 3/30/15	100	110,258

		353,567

Corporate Bonds	Par (000)	Value
Commercial Banks – 2.5%
American Express Bank FSB, 5.50%, 4/16/13 (a)	$250	$267,449
BB&T Corp., 5.25%, 11/01/19 (a)	100	105,377
Bank of Nova Scotia, 2.90%, 3/29/16	100	102,145
Barclays Bank Plc, 5.00%, 9/22/16	175	188,255
Council of Europe Development Bank, 1.50%, 1/15/15	100	100,538
Credit Suisse New York, 2.20%, 1/14/14	100	101,303
Eksportfinans Bank ASA, 2.38%, 5/25/16	50	50,179
European Investment Bank:
4.88%, 2/16/16	250	281,893
5.13%, 9/13/16	225	257,237
Fifth Third Bancorp, 3.63%, 1/25/16	50	50,434
HSBC Holdings Plc, 6.80%, 6/01/38	100	106,717
Korea Development Bank, 3.25%, 3/09/16	100	99,709
Lloyds TSB Bank Plc, 6.38%, 1/21/21	50	52,053
PNC Funding Corp., 5.63%, 2/01/17 (b)	150	165,166
Rabobank Nederland, 5.25%, 5/24/41	25	24,779
Royal Bank of Scotland Group Plc, 5.00%, 10/01/14	75	74,027
Swiss Bank Corp., 7.00%, 10/15/15	150	166,471
US Bancorp, 4.13%, 5/24/21	50	49,709
Wachovia Bank NA/Wells Fargo & Co., 6.60%, 1/15/38	50	54,812
Wells Fargo & Co., 5.63%, 12/11/17	300	331,381
Westpac Banking Corp., 4.88%, 11/19/19	50	52,008

		2,681,642

Commercial Services & Supplies – 0.2%
Republic Services, Inc., 5.25%, 11/15/21	50	52,829
Vanderbilt University, 5.25%, 4/01/19	100	111,482

		164,311

Communications Equipment – 0.2%
Cisco Systems, Inc.:
1.63%, 3/14/14	100	100,976
4.95%, 2/15/19	100	108,579

		209,555

Computers & Peripherals – 0.3%
ACE INA Holdings, Inc., 2.60%, 11/23/15	50	50,212
Dell, Inc., 5.65%, 4/15/18 (a)	75	83,177
Hewlett-Packard Co., 4.75%, 6/02/14	150	163,689

		297,078

Consumer Finance – 0.2%
Capital One Financial Corp., 6.75%, 9/15/17	100	115,613
HSBC Finance Corp., 6.68%, 1/15/21 (c)	111	113,888

		229,501

Portfolio Abbreviations:

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

GO General Obligations	RB Revenue Bond

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	63

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Diversified Financial Services – 2.1%
Bank of America Corp.:
4.50%, 4/01/15	$50	$52,275
7.75%, 8/15/15	250	283,790
Citigroup, Inc.:
5.30%, 10/17/12	100	104,950
6.50%, 8/19/13	150	163,134
3.95%, 6/15/16	50	51,185
6.63%, 6/15/32	100	103,521
6.88%, 3/05/38	100	111,285
General Electric Capital Corp.:
2.25%, 11/09/15	100	98,300
5.63%, 5/01/18	300	328,115
4.38%, 9/16/20	50	49,427
Series G, 6.00%, 8/07/19	100	110,726
JPMorgan Chase & Co.:
1.65%, 9/30/13 (a)	150	151,598
5.50%, 10/15/40 (a)	125	124,286
Merrill Lynch & Co., Inc.:
6.05%, 8/15/12	200	210,542
6.11%, 1/29/37	100	93,760
National Rural Utilities Cooperative Finance Corp., 3.05%, 3/01/16	50	51,562
SLM Corp., 8.45%, 6/15/18	100	109,761
US Bancorp, 1.38%, 9/13/13	100	100,453

		2,298,670

Diversified Telecommunication Services – 1.1%
AT&T Corp., 8.00%, 11/15/31	4	5,293
AT&T, Inc.:
5.10%, 9/15/14	300	329,683
5.35%, 9/01/40	113	107,109
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	100	131,979
Embarq Corp., 7.08%, 6/01/16	100	111,162
Telecom Italia Capital SA, 5.25%, 11/15/13	150	157,466
Telefonica Emisiones SAU, 5.46%, 2/16/21	50	50,759
Telefonica Europe BV, 8.25%, 9/15/30	50	59,701
Verizon Communications, Inc., 6.00%, 4/01/41	100	104,425
Verizon Global Funding Corp., 7.75%, 12/01/30	100	124,975

		1,182,552

Electric Utilities – 1.2%
Alabama Power Co., 5.50%, 10/15/17	100	114,155
Commonwealth Edison Co., 5.90%, 3/15/36	50	52,408
Consolidated Edison Co. of New York, Inc., 6.65%, 4/01/19	100	119,622
Duke Energy Carolinas LLC, 6.05%, 4/15/38	100	110,669
Entergy Corp., 3.63%, 9/15/15	50	50,792
Florida Power & Light Co./Progress Energy, 5.95%, 2/01/38	100	110,439
Indiana Michigan Power Co., 6.05%, 3/15/37	100	105,113
Nevada Power Co., 5.45%, 5/15/41	50	49,711
Northern States Power Co, 8.00%, 8/28/12	100	108,190
Progress Energy, Inc., 4.40%, 1/15/21	100	101,101
Public Service Electric & Gas Co., 3.50%, 8/15/20	50	48,823
Southern California Edison Co.:
5.00%, 1/15/16	100	111,919
5.50%, 3/15/40	50	52,074
The Toledo Edison Co., 6.15%, 5/15/37	100	105,355
Virginia Electric & Power Co., 4.75%, 3/01/13	100	106,224

		1,346,595

Electrical Equipment – 0.1%
Emerson Electric Co., 5.00%, 4/15/19	100	109,387

Electronic Equipment, Instruments & Components – 0.1%
Tyco Electronics Group SA, 6.55%, 10/01/17	50	58,912

Energy Equipment & Services – 0.3%
Ensco Plc, 3.25%, 3/15/16	100	101,536
Halliburton Co., 6.15%, 9/15/19	100	116,189
Transocean, Inc., 5.25%, 3/15/13	100	106,517

		324,242

Food & Staples Retailing – 0.4%
CVS Caremark Corp., 6.60%, 3/15/19	100	116,070
The Kroger Co., 6.15%, 1/15/20	100	115,182
Wal-Mart Stores, Inc.:
1.50%, 10/25/15	100	98,693
3.63%, 7/08/20	150	147,408

		477,353

Food Products – 0.4%
Corn Products International, Inc., 3.20%, 11/01/15	50	50,995
General Mills, Inc., 1.55%, 5/16/14	100	100,687
Kraft Foods, Inc., 6.13%, 8/23/18	150	172,021
Kreditanstalt fuer Wiederaufbau, 3.50%, 3/10/14	100	106,531

		430,234

Health Care Equipment & Supplies – 0.3%
Covidien International Finance SA, 6.55%, 10/15/37	25	28,896
Hospira, Inc., 6.05%, 3/30/17	125	141,875
Medtronic, Inc., 4.13%, 3/15/21	100	101,724

		272,495

Health Care Providers & Services – 0.4%
Aetna, Inc., 6.75%, 12/15/37	50	56,982
LG&E & KU Energy LLC, 3.75%, 11/15/20 (c)	50	47,130
Medco Health Solutions, Inc., 2.75%, 9/15/15	50	50,438
Quest Diagnostics, Inc., 3.20%, 4/01/16	50	51,065
UnitedHealth Group, Inc., 5.95%, 2/15/41	100	102,261
WellPoint, Inc., 5.25%, 1/15/16	150	167,285

		475,161

Hotels, Restaurants & Leisure – 0.2%
McDonald’s Corp., 3.50%, 7/15/20	100	99,930
Yum! Brands, Inc., 5.30%, 9/15/19	100	107,487

		207,417

Household Durables – 0.1%
Whirlpool Corp., 8.60%, 5/01/14	100	116,530

Household Products – 0.2%
Energizer Holdings, Inc., 4.70%, 5/19/21 (c)	50	49,384
Kimberly-Clark Corp., 3.63%, 8/01/20	50	49,758
The Procter & Gamble Co., 1.80%, 11/15/15	100	99,557

		198,699

See Notes to Financial Statements.

64	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Industrial Conglomerates – 0.2%
General Electric Co., 5.00%, 2/01/13	$100	$106,140
Tyco International Finance SA, 4.13%, 10/15/14 (a)	50	53,187
Waste Management, Inc., 4.60%, 3/01/21	100	102,035

		261,362

Insurance – 0.7%
AON Corp., 3.13%, 5/27/16	50	49,837
American International Group, Inc., 8.25%, 8/15/18	100	114,863
Berkshire Hathaway Finance Corp., 5.10%, 7/15/14	100	110,913
Genworth Financial, Inc., 7.70%, 6/15/20	50	52,099
Hartford Financial Services Group, Inc., 6.10%, 10/01/41	100	95,498
Lincoln National Corp., 4.85%, 6/24/21	50	49,385
MetLife, Inc., 5.00%, 6/15/15	100	109,103
Prudential Financial, Inc., 3.00%, 5/12/16	50	49,559
Travelers Property Casualty Corp., 6.38%, 3/15/33	100	108,739

		739,996

Internet Software & Services – 0.1%
eBay, Inc., 3.25%, 10/15/20	50	46,644
Google, Inc., 3.63%, 5/19/21	25	24,727

		71,371

IT Services – 0.2%
Fiserv, Inc., 6.80%, 11/20/17	50	57,728
International Business Machines Corp., 2.00%, 1/05/16	150	149,123

		206,851

Life Sciences Tools & Services – 0.0%
Thermo Fisher Scientific, Inc., 2.05%, 2/21/14	25	25,489
Machinery – 0.3%
Caterpillar, Inc.:
5.70%, 8/15/16	100	115,633
3.90%, 5/27/21	50	50,007
Danaher Corp., 3.90%, 6/23/21	50	49,803
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 8/15/18	50	59,251

		274,694

Media – 1.0%
CBS Corp., 5.63%, 8/15/12	10	10,453
COX Communications, Inc., 5.50%, 10/01/15	100	112,253
Cintas Corp. No 2, 4.30%, 6/01/21	25	24,983
Comcast Corp., 6.45%, 3/15/37	100	106,955
DIRECTV Holdings LLC/DIRECTV Financing Co.:
3.13%, 2/15/16	100	101,450
3.50%, 3/01/16	100	103,221
Discovery Communications LLC, 4.38%, 6/15/21	50	49,511
NBC Universal, Inc., 4.38%, 4/01/21 (c)	100	98,955
News America, Inc., 6.20%, 12/15/34	100	102,127
TCI Communications, Inc., 8.75%, 8/01/15	50	61,372
Time Warner Cable, Inc., 7.50%, 4/01/14	50	57,603
Time Warner, Inc., 7.70%, 5/01/32	100	120,735
The Walt Disney Co., 3.75%, 6/01/21	100	99,513

		1,049,131

Metals & Mining – 0.8%
Alcoa, Inc., 5.90%, 2/01/27	150	146,577
ArcelorMittal, 3.75%, 3/01/16	150	151,676
BHP Billiton Finance USA Ltd., 4.80%, 4/15/13	100	106,878
Barrick North America Finance LLC, 5.70%, 5/30/41 (c)	50	48,538
Rio Tinto Alcan, Inc., 4.88%, 9/15/12	150	157,059
Rio Tinto Finance USA Ltd.:
2.50%, 5/20/16	50	50,097
4.13%, 5/20/21	50	49,666
Teck Resources Ltd., 4.75%, 1/15/22	50	50,094
Vale Overseas Ltd., 6.88%, 11/21/36	100	108,579

		869,164

Multi-Utilities – 0.1%
Nisource Finance Corp., 5.95%, 6/15/41	50	48,977
Pacific Gas & Electric Co., 6.05%, 3/01/34	100	105,740

		154,717

Multiline Retail – 0.1%
Target Corp., 7.00%, 1/15/38	100	119,708

Office Electronics – 0.1%
Xerox Corp., 5.63%, 12/15/19	100	109,532

Oil, Gas & Consumable Fuels – 2.2%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	100	115,121
Anadarko Petroleum Corp., 6.45%, 9/15/36	100	104,345
Apache Corp., 6.00%, 1/15/37	100	108,711
BP Capital Markets Plc:
3.63%, 5/08/14	100	105,112
3.20%, 3/11/16	100	101,710
ConocoPhillips, 4.60%, 1/15/15	200	220,910
EOG Resources, Inc., 2.50%, 2/01/16 (a)	50	50,006
Energy Transfer Partners LP, 9.70%, 3/15/19	150	191,687
Enterprise Products Operating LLC, 5.60%, 10/15/14	200	222,188
Kinder Morgan Energy Partners LP, 6.50%, 2/01/37	100	104,225
Marathon Petroleum Corp., 3.50%, 3/01/16 (c)	100	102,511
MidAmerican Energy Holdings Co., 6.13%, 4/01/36	100	107,689
Nabors Industries, Inc., 5.00%, 9/15/20	50	50,592
Petrobras International Finance Co., 5.75%, 1/20/20	150	160,013
Petroleos Mexicanos, 6.50%, 6/02/41 (c)	50	50,732
Sempra Energy, 2.00%, 3/15/14	100	100,943
Shell International Finance BV, 4.38%, 3/25/20	100	105,078
Statoil ASA, 5.10%, 8/17/40	100	97,492
Tennessee Gas Pipeline Co., 7.50%, 4/01/17	100	120,808
TransCanada PipeLines Ltd., 6.20%, 10/15/37	50	53,959
Valero Energy Corp., 6.13%, 2/01/20 (a)	75	82,420
The Williams Cos., Inc., 7.88%, 9/01/21	50	61,973

		2,418,225

Paper & Forest Products – 0.1%
International Paper Co., 7.95%, 6/15/18	75	89,302

Pharmaceuticals – 0.7%
Abbott Laboratories, 5.60%, 11/30/17	50	57,945
AstraZeneca Plc, 5.90%, 9/15/17	100	116,535
Eli Lilly & Co., 5.50%, 3/15/27	50	53,830
GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	50	57,657

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	65

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Pharmaceuticals (concluded)
Johnson & Johnson:
5.15%, 8/15/12	$125	$131,140
2.15%, 5/15/16 (a)	100	100,238
Merck & Co., Inc., 5.95%, 12/01/28	100	112,458
Pharmacia Corp., 6.50%, 12/01/18	150	177,680

		807,483

Real Estate Investment Trusts (REITs) – 0.3%
ERP Operating LP, 4.75%, 7/15/20	100	101,407
HCP, Inc., 6.00%, 1/30/17 (a)	100	110,115
Health Care REIT, Inc., 5.25%, 1/15/22	50	49,808
ProLogis LP, 6.25%, 3/15/17	50	55,218

		316,548

Road & Rail – 0.4%
Burlington Northern Santa Fe LLC, 5.40%, 6/01/41	100	98,257
CSX Corp., 3.70%, 10/30/20	100	96,181
Norfolk Southern Corp., 7.70%, 5/15/17	150	186,270

		380,708

Semiconductors & Semiconductor Equipment – 0.1%
Applied Materials, Inc., 5.85%, 6/15/41	50	50,714
Texas Instruments, Inc., 1.38%, 5/15/14	50	50,209

		100,923

Software – 0.2%
Microsoft Corp., 3.00%, 10/01/20	50	47,439
Oracle Corp., 5.75%, 4/15/18	150	171,670

		219,109

Specialty Retail – 0.1%
Lowe’s Cos., Inc., 4.63%, 4/15/20	100	106,404
Macy’s Retail Holdings, Inc., 5.90%, 12/01/16	25	28,064

		134,468

Tobacco – 0.1%
Altria Group, Inc., 9.25%, 8/06/19	100	130,395

Water Utilities – 0.1%
United Utilities Plc, 5.38%, 2/01/19	50	52,072

Wireless Telecommunication Services – 0.2%
America Movil SAB de CV, 5.00%, 3/30/20	100	104,320
American Tower Corp., 5.05%, 9/01/20	25	24,624
Vodafone Group Plc, 7.88%, 2/15/30	100	128,556

		257,500

Total Corporate Bonds – 20.9%		22,635,955

Foreign Agency Obligations
Asian Development Bank, 2.75%, 5/21/14 (a)	200	209,370
Brazilian Government International Bond:
8.00%, 1/15/18	194	233,819
5.63%, 1/07/41	100	102,750
Colombia Government International Bond, 7.38%, 9/18/37	100	126,000
Hydro Quebec, 2.00%, 6/30/16	100	98,474
Inter-American Development Bank, 3.00%, 4/22/14	250	264,545
Israel Government International Bond, 4.63%, 6/15/13	100	105,906
Italian Republic, 6.88%, 9/27/23	100	113,169

Foreign Agency Obligations	Par (000)	Value
KFW:
1.88%, 1/14/13	$150	$153,113
3.25%, 3/15/13	250	261,154
1.25%, 10/26/15 (a)	250	244,663
Mexico Government International Bond:
8.13%, 12/30/19 (a)	100	139,000
6.75%, 9/27/34	100	116,250
Ontario Electricity Financial Corp., 7.45%, 3/31/13	150	166,733
Panama Government International Bond, 5.20%, 1/30/20	100	109,700
Peruvian Government International Bond, 8.75%, 11/21/33	91	124,079
Poland Government International Bond, 6.38%, 7/15/19	100	114,250
Province of Ontario Canada, 2.30%, 5/10/16	100	100,515
Province of Quebec Canada, 5.00%, 3/01/16	100	113,516

Total Foreign Agency Obligations – 2.7%		2,897,006

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities – 2.3%
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	600	636,626
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class A2, 5.42%, 5/15/36 (d)	500	541,676
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 3/10/39	200	214,539
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, 5/15/47	100	106,477
LB-UBS Commercial Mortgage Trust:
Series 2004-C2, Class A4, 4.37%, 3/15/36	500	529,916
Series 2006-C4, Class AM, 6.09%, 6/15/38 (d)	475	497,194

Total Non-Agency Mortgage-Backed Securities – 2.3%		2,526,428

Preferred Securities	Shares
Trust Preferred – 0.1%
Diversified Financial Services – 0.1%
JPMorgan Chase Capital XVIII, 6.95%, 8/17/36	75	74,489

Total Preferred Securities – 0.1%		74,489

	Par (000)
Taxable Municipal Bonds
Los Angeles Community College District, GO, Unlimited, Build America Bonds, 6.75%, 8/01/49	$50	56,955
Massachusetts School Building Authority, 5.72%, 8/15/39	100	106,242
Metropolitan Transportation Authority, RB, Build America Bonds, 6.69%, 11/15/40	50	54,394

See Notes to Financial Statements.

66	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)	Value
New Jersey State Turnpike Authority, RB,
4.25%, 1/01/16	$190	$199,038
Ohio State Water Development Authority, Water
Pollution Control, RB, Build America Bonds,
4.88%, 12/01/34	100	97,525
State of California, 7.55%, 4/01/39	50	57,218
State of California, GO, Unlimited,
5.45%, 4/01/15	100	108,778
State of Illinois, GO, Unlimited, 5.10%, 6/01/33	100	85,072
State of Texas, GO, Build America Bonds,
5.52%, 4/01/39	100	104,725

Total Taxable Municipal Bonds – 0.8%		869,947

U.S. Government Sponsored Agency Securities
Agency Obligations – 5.9%
Fannie Mae:
0.63%, 9/24/12	400	401,530
1.45%, 1/24/14	600	603,775
1.63%, 10/26/15	350	348,490
2.38%, 7/28/15	600	617,719
2.75%, 2/05/14	300	315,451
3.00%, 9/01/16	200	202,882
4.38%, 3/15/13 (a)	850	906,527
4.63%, 10/15/13 (a)	900	981,454
Federal Home Loan Banks, 5.50%, 7/15/36 (a)	100	109,805
Financing Corp., 8.60%, 9/26/19	200	277,409
Freddie Mac:
4.63%, 10/25/12	990	1,045,609
6.25%, 7/15/32	95	117,154
Tennessee Valley Authority, 6.25%, 12/15/17	400	483,778

		6,411,583

Federal Deposit Insurance Corporation Guaranteed – 0.2%
Citigroup Funding, Inc., 2.25%, 12/10/12	250	256,306

Mortgage-Backed Securities – 33.4%
Fannie Mae Mortgage Backed Securities:
3.24%, 11/01/40 (d)	176	181,792
3.50%, 2/01/26	488	498,102
4.00%, 10/01/25 – 6/01/41 (e)	3,706	3,791,013
4.50%, 5/01/24 – 6/01/41 (e)	4,083	4,240,758
5.00%, 1/01/19 – 6/01/41 (e)	3,455	3,690,829
5.30%, 7/01/39 (d)	185	198,611
5.50%, 6/01/25 – 5/01/39	3,366	3,662,416
6.00%, 3/01/34	807	895,433
6.50%, 7/01/32	655	744,895
7.00%, 2/01/32	114	131,550
Freddie Mac Mortgage Backed Securities:
3.68%, 9/01/40 (d)	247	259,120
4.00%, 5/01/19 – 1/01/41	1,302	1,320,364
4.50%, 4/01/18 – 10/01/39	2,743	2,866,003
5.00%, 10/01/18 – 8/01/35	2,326	2,489,653
5.04%, 7/01/38 (d)	396	424,137
5.50%, 4/01/33 – 1/01/39	1,250	1,359,454
6.00%, 6/01/41 (e)	1,000	1,098,281
6.50%, 6/01/31	154	174,556
8.00%, 12/01/24	424	500,129
Ginnie Mae Mortgage Backed Securities:
4.00%, 3/15/41	995	1,015,925
4.50%, 7/15/39 – 6/01/41 (e)	2,842	2,999,213

U.S. Treasury Obligations	Per (000)	Value
5.00%, 8/15/38 – 11/15/39	$1,486	$1,615,858
5.50%, 12/15/32	348	385,432
6.00%, 3/15/35 – 10/15/37	280	313,531
6.50%, 9/15/36	505	577,551
7.50%, 12/15/23	504	590,823

		36,025,429

Total U.S. Government Sponsored Agency Securities – 39.5%		42,693,318

U.S. Treasury Bonds:
8.75%, 5/15/17 (a)	500	686,367
8.75%, 5/15/20 (a)	500	730,195
8.75%, 8/15/20	400	586,250
6.25%, 8/15/23 (a)	525	666,012
7.63%, 2/15/25 (a)	195	277,753
6.13%, 11/15/27 (a)	480	606,900
6.25%, 5/15/30	100	129,031
5.38%, 2/15/31 (a)	350	410,211
3.50%, 2/15/39	100	85,875
4.25%, 5/15/39	175	171,664
4.38%, 11/15/39	300	300,141
4.63%, 2/15/40 (a)	730	761,139
4.38%, 5/15/40	250	249,845
3.88%, 8/15/40	360	329,625
4.25%, 11/15/40 (a)	710	694,025
4.75%, 2/15/41 (a)	270	287,002
4.38%, 5/15/41	350	349,454
U.S. Treasury Notes:
4.38%, 8/15/12	500	523,086
1.75%, 8/15/12	400	406,688
1.38%, 9/15/12	1,000	1,013,125
0.38%, 10/31/12	2,300	2,302,247
1.38%, 11/15/12 (a)	500	507,207
1.13%, 12/15/12	500	505,645
1.38%, 1/15/13	1,500	1,523,203
1.75%, 4/15/13 (a)	400	409,408
0.63%, 4/30/13	1,300	1,304,667
1.38%, 5/15/13	1,250	1,271,775
3.38%, 6/30/13	370	391,506
3.13%, 8/31/13	400	422,531
4.75%, 5/15/14	175	194,838
0.75%, 6/15/14	350	349,481
2.38%, 8/31/14 (a)	950	994,012
2.50%, 4/30/15	790	828,512
1.88%, 6/30/15	1,500	1,535,157
1.75%, 7/31/15	250	254,238
1.25%, 9/30/15 (a)	900	894,164
2.00%, 1/31/16 (a)	400	407,781
4.50%, 2/15/16	500	565,508
2.13%, 2/29/16 (a)	600	614,250
2.00%, 4/30/16 (a)	1,500	1,522,740
5.13%, 5/15/16 (a)	250	290,547
1.75%, 5/31/16 (a)	400	400,624
1.50%, 6/30/16	500	493,905
4.63%, 11/15/16	250	285,313
2.75%, 11/30/16	850	886,191
4.63%, 2/15/17	150	171,152
2.50%, 6/30/17	790	805,306
4.75%, 8/15/17	375	431,309
1.88%, 8/31/17	370	362,600
4.25%, 11/15/17	275	308,258
See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	67

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Per (000)	Value
2.75%, 2/28/18 (a)	$1,050	$1,075,183
4.00%, 8/15/18 (a)	500	551,015
3.38%, 11/15/19	500	521,250
3.63%, 2/15/20	500	528,945
2.63%, 8/15/20 (a)	750	725,977
2.63%, 11/15/20 (a)	500	481,563
3.63%, 2/15/21 (a)	360	375,384

Total U.S. Treasury Obligations – 32.2%		34,757,780

Total Long-Term Investments (Cost – $102,557,805) – 98.8%		106,761,821

Short-Term Securities	Shares	Value
Money Market Funds – 20.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (b)(f)(g)	19,853,023	$19,853,023
BlackRock Cash Funds: Prime, SL Agency Shares, 0.17% (b)(f)(g)	2,163,650	2,163,650

		22,016,673

Total Short-Term Securities (Cost – $22,016,673) – 20.4%		22,016,673

Total Investments (Cost – $124,574,478*) – 119.2%		128,778,494
Liabilities in Excess of Other Assets – (19.2)%		(20,773,821)

Net Assets – 100.0%		$108,004,673

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$124,703,026

Gross unrealized appreciation	$4,336,373
Gross unrealized depreciation	(260,905)

Net unrealized appreciation	$4,075,468

(a)	Security, or a portion of security, is on loan.
(b)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Par Held at December 31, 2010	Shares Purchased		Shares Sold	Shares/Par Held at June 30, 2011	Value at June 30, 2011	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	14,588,515	5,264,508	[1]	–	19,853,023	$19,853,023	$11,636
BlackRock Cash Funds:
Prime, SL Agency Shares	1,952,973	210,677	[1]	–	2,163,650	$2,163,650	$1,298
PNC Funding Corp., 5.63%, 2/01/17	150	–		–	150	$165,166	$4,219

[1]	Represents net shares activity.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is as of report date.
(e)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	$1,098,281	$(1,406)
BNP Paribas Securities	$1,062,500	$(2,969)
Credit Suisse Securities	$2,086,406	$1,172
JP Morgan Securities.	$1,041,563	$(1,094)

(f)	All or a portion of this security was purchased with the cash collateral from securities loaned.
(g)	Represents the current yield as of report date.

•

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and does not necessarily correspond to the Master Portfolio’s perceived risk investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

68	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$306,898	–	$306,898
Corporate Bonds	–	22,635,955	–	22,635,955
Foreign Agency Obligations	–	2,897,006	–	2,897,006
Non-Agency Mortgage-Backed Securities	–	2,526,428	–	2,526,428
Preferred Securities	–	74,489	–	74,489
Taxable Municipal Bonds	–	869,947	–	869,947
U.S. Government Sponsored Agency Securities	–	42,693,318	–	42,693,318
U.S. Treasury Obligations	–	34,757,780	–	34,757,780
Short-Term Securities:
Money Market Funds	$22,016,673	–	–	22,016,673

Total	$22,016,673	$106,761,821	–	$128,778,494

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	69

Statement of Assets and Liabilities	Bond Index Master Portfolio

June 30, 2011 (Unaudited)
Assets
Investments at value – unaffiliated[1,2]	$106,596,655
Investments at value – affiliated[3]	22,181,839
Investments sold receivable	1,426,229
Securities lending income receivable – affiliated	2,219
Interest receivable	766,960

Total assets	130,973,902

Liabilities
Collateral at value – securities loaned	16,730,303
Investments purchased payable	6,219,719
Investment advisory fees payable	2,433
Professional fees payable	15,676
Trustees’ fees payable	1,098

Total liabilities	22,969,229

Net Assets	$108,004,673

Net Assets Consist of
Investors’ capital	$103,800,657
Net unrealized appreciation/depreciation	4,204,016

Net Assets	$108,004,673

[1] Investments at cost – unaffiliated	$102,409,266

[2] Securities loaned at value	$16,369,598

[3] Investments at cost – affiliated	$22,165,212

See Notes to Financial Statements.

70	BLACKROCK FUNDS III	JUNE 30, 2011

Statement of Operations	Bond Index Master Portfolio

Six Months Ended June 30, 2011 (Unaudited)
Investment Income
Interest	$1,810,899
Securities lending – affiliated	10,040
Income – affiliated	4,219

Total income	1,825,158

Expenses
Investment advisory	40,119
Professional	22,004
Independent Trustees	3,987

Total expenses	66,110
Less fees waived by advisor	(25,991)

Total expenses after fees waived	40,119

Net investment income	1,785,039

Realized and Unrealized Gain
Net realized gain from: Investments – unaffiliated	360,473
Net change in unrealized appreciation/depreciation on Investments	460,350

Total realized and unrealized gain	820,823

Net Increase in Net Assets Resulting from Operations	$2,605,862

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	71

Statements of Changes in Net Assets	Bond Index Master Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$1,785,039	$4,739,121
Net realized gain	360,473	4,424,757
Net change in unrealized appreciation/depreciation	460,350	(230,804)

Net increase in net assets resulting from operations	2,605,862	8,933,074

Capital Transactions
Proceeds from contributions	13,472,931	22,565,984
Fair value of withdrawals	(6,563,155)	(89,474,775)

Net increase (decrease) in net assets derived from capital transactions	6,909,776	(66,908,791)

Net Assets
Total increase (decrease) in net assets	9,515,638	(57,975,717)
Beginning of period	98,489,035	156,464,752

End of period	$108,004,673	$98,489,035

See Notes to Financial Statements.

72	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights	Bond Index Master Portfolio

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,
		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	2.64%[1]	6.94%	5.36%	6.06%	7.31%	4.91%

Ratios to Average Net Assets
Total expenses	0.13%[2]	0.10%	0.09%	0.10%	0.11%	0.10%

Total expenses after fees waived	0.08%[2]	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	3.56%[2]	3.80%	4.20%	4.99%	5.15%	4.97%

Supplemental Data
Net assets, end of period (000)	$108,005	$98,489	$156,465	$133,478	$119,907	$103,696

Portfolio turnover[3]	39%[4]	59%[5]	103%[6]	89%	61%	57%

[1]	Aggregate total investment return.
[2]	Annualized.
[3]	Portfolio turnover rates include in-kind transactions, if any.
[4]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 38%.
[5]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 54%.
[6]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 87%.

BLACKROCK FUNDS III	JUNE 30, 2011	73

Notes to Financial Statements	Bond Index Master Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate only to Bond Index Master Portfolio (the “Master Portfolio”), which is a series of MIP. The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: US GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”). The Master Portfolio values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Investments in open-end registered investment companies are valued at net asset value each business day.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, BlackRock Fund Advisors (“BFA”) seeks to determine the price that the Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BFA deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Asset-Backed and Mortgage-Backed Securities: The Master Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Master Portfolio may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Multiple Class Pass-Through Securities: The Master Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by,

74	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (continued)	Bond Index Master Portfolio

and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple class pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-back securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Master Portfolio may not fully recoup its initial investment in IOs.

Capital Trusts: The Master Portfolio may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.

TBA Commitments: The Master Portfolio may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Master Portfolio generally enters into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Master Portfolio accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions may increase the Master Portfolio’s portfolio turnover rate. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, TBAs beyond normal settlement and financial futures contracts), the Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/ deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis. Consent fees are compensation for agreeing to changes in the terms of debt instruments and are included in interest income in the Statement of Operations.

Securities Lending: The Master Portfolio may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent.

BLACKROCK FUNDS III	JUNE 30, 2011	75

Notes to Financial Statements (continued)	Bond Index Master Portfolio

During the term of the loan, the Master Portfolio earns dividend and interest on the securities loaned but does not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Master Portfolio could experience delays and costs in gaining access to the collateral. The Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the period, the participating Master Portfolio accepted only cash collateral in connection with securities loaned.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolio’s financial statements and disclosures.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several master portfolios are pro rated among those master portfolios on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolio for 1940 Act purposes, but Barclays is not.

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with BFA (the “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of the Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays BFA a monthly fee based on a percentage of the Master Portfolio’s average daily net assets at an annual rate of 0.08%.

The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to cap the expenses of the Master Portfolio whereby BFA reduces the investment advisory fee by an amount equal to the independent expenses through April 30, 2012. This is shown as fees waived by advisor in the Statement of Operations.

MIP entered into an administration services arrangement with Black-Rock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC may delegate certain of its administration duties to sub-administrators. BTC, in consideration thereof, has agreed to bear all of the Master Portfolio’s and MIP’s ordinary operating expenses excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BTC is not entitled to compensation for providing administration services to the Master Portfolio for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolio.

The Master Portfolio received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending

76	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (concluded)	Bond Index Master Portfolio

agent a fee based on a share of the income derived from the securities lending activities and has retained BlackRock Investment Management (“BIM”), an affiliate of BFA, as the securities lending agent. BIM may, on behalf of the Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BIM or in registered money market funds advised by BIM or its affiliates. The market value of securities on loan and the value of the related collateral are shown in the Statement of Assets and Liabilities as securities loaned at value and collateral at value – securities loaned, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Master Portfolio on such investments is shown as securities lending – affiliated in the Statement of Operations. BIM has voluntarily agreed to waive its fees for the period beginning December 1, 2009 until further notice.

The Master Portfolio may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statement of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

3. Investments:

Purchases and sales of investments including paydowns, mortgage dollar rolls and TBA transactions and excluding short-term securities and US government securities for the six months ended June 30, 2011, were $38,765,532 and $30,149,133 respectively.

Purchases and sales of US government securities for the Master Portfolio for the six months ended June 30, 2011, were $12,042,984 and $8,317,860 respectively.

Purchases and sales of mortgage dollar roll securities for the Master Portfolio for the six months ended June 30, 2011, were $983,438 and $986,406, respectively.

4. Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of investments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolios’ Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS III	JUNE 30, 2011	77

Master Portfolio Information as of June 30, 2011	Russell 1000® Index Master Portfolio

Sector Allocation	Percent of Long-Term Investments
Information Technology	18%
Financials	15
Consumer Discretionary	12
Energy	12
Health Care	11
Industrials	11
Consumer Staples	9
Materials	4
Utilities	4
Telecommunication Services	3
Exchange-Traded Fund	1

Ten Largest Holdings	Percent of Long-Term Investments
Exxon Mobil Corp.	3%
Apple, Inc.	2
International Business Machines Corp.	1
Chevron Corp.	1
General Electric Co.	1
Microsoft Corp.	1
iShares Russell 1000 Index Fund	1
AT&T, Inc.	1
Johnson & Johnson	1
Procter & Gamble Co.	1

78	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Exchange-Traded Fund – 1.4%
iShares Russell 1000 Index Fund (a)	3,383	$249,970

Common Stocks
Consumer Discretionary – 12.0%
Auto Components – 0.5%
Autoliv, Inc.	115	9,022
BorgWarner, Inc. (b)	144	11,634
Federal-Mogul Corp. (b)	27	616
Gentex Corp.	185	5,593
The Goodyear Tire & Rubber Co. (b)	321	5,383
Johnson Controls, Inc.	887	36,952
Lear Corp.	138	7,380
TRW Automotive Holdings Corp. (b)	131	7,733
Visteon Corp. /New (b)	65	4,447
WABCO Holdings, Inc. (b)	87	6,008

		94,768

Automobiles – 0.6%
Ford Motor Co. (b)	4,857	66,978
General Motors Co. (b)	989	30,026
Harley-Davidson, Inc.	310	12,701
Tesla Motors, Inc. (b)	63	1,835
Thor Industries, Inc.	54	1,557

		113,097

Distributors – 0.1%
Genuine Parts Co.	206	11,206
LKQ Corp. (b)	189	4,931

		16,137

Diversified Consumer Services – 0.2%
Apollo Group, Inc., Class A (b)	159	6,945
Career Education Corp. (b)	82	1,734
DeVry, Inc.	88	5,203
Education Management Corp. (b)	52	1,245
H&R Block, Inc.	401	6,432
ITT Educational Services, Inc. (b)	37	2,895
Service Corp. International	316	3,691
Weight Watchers International, Inc.	38	2,868

		31,013

Hotels, Restaurants & Leisure – 1.9%
Bally Technologies, Inc. (b)	57	2,319
Brinker International, Inc.	112	2,739
Carnival Corp.	558	20,998
Chipotle Mexican Grill, Inc. (b)	41	12,636
Choice Hotels International, Inc.	37	1,234
Darden Restaurants, Inc.	179	8,907
Hyatt Hotels Corp, Class A (b)	58	2,368
International Game Technology	394	6,926
Las Vegas Sands Corp. (b)	509	21,485
MGM Resorts International (b)	452	5,971
Marriott International, Inc., Class A	360	12,776
McDonald’s Corp.	1,355	114,254
Panera Bread Co., Class A (b)	38	4,775
Penn National Gaming, Inc. (b)	90	3,631
Royal Caribbean Cruises Ltd. (b)	174	6,549
Starbucks Corp.	980	38,700
Starwood Hotels & Resorts Worldwide, Inc.	253	14,178
WMS Industries, Inc. (b)	76	2,335
Wendy’s/Arby’s Group, Inc.	421	2,134
Wyndham Worldwide Corp.	223	7,504
Wynn Resorts Ltd.	103	14,785
Yum! Brands, Inc. (b)	609	33,641

		340,845

Household Durables – 0.5%
D.R. Horton, Inc.	369	4,251
Fortune Brands, Inc.	202	12,881
Garmin Ltd.	142	4,690
Harman International Industries, Inc.	92	4,192
Jarden Corp.	121	4,176
Leggett & Platt, Inc.	188	4,583
Lennar Corp., Class A	211	3,830
Mohawk Industries, Inc. (b)	74	4,439
NVR, Inc. (b)	8	5,804
Newell Rubbermaid, Inc.	383	6,044
Pulte Homes, Inc. (b)	447	3,424
Stanley Black & Decker, Inc.	218	15,707
Tempur-Pedic International, Inc. (b)	90	6,104
Toll Brothers, Inc. (b)	191	3,961
Tupperware Brands Corp.	82	5,531
Whirlpool Corp.	99	8,051

		97,668

Internet & Catalog Retail – 0.9%
Amazon.com, Inc. (b)	474	96,928
Expedia, Inc.	255	7,392
Liberty Media Corp. – Interactive Series A (b)	787	13,198
NetFlix, Inc. (b)	68	17,863
priceline.com, Inc. (b)	65	33,276

		168,657

Leisure Equipment & Products – 0.1%
Hasbro, Inc.	160	7,029
Mattel, Inc.	455	12,508
Polaris Industries, Inc.	41	4,558

		24,095

Media – 3.3%
CBS Corp., Class B	875	24,929
Cablevision Systems Corp.	285	10,320
Charter Communications, Inc. (b)	74	4,015
Clear Channel Outdoor Holdings, Inc., Class A (b)	54	686
Comcast Corp., Class A	3,602	91,275
DIRECTV, Class A (b)	1,003	50,972
DISH Network Corp. (b)	263	8,066
Discovery Communications, Inc. (b)	365	14,950
DreamWorks Animation SKG, Inc. (b)	95	1,909
Gannett Co., Inc.	316	4,525
Interpublic Group of Cos., Inc.	642	8,025
John Wiley & Sons, Inc., Class A	60	3,121
Lamar Advertising Co. (b)	76	2,080
Liberty Global, Inc. (b)	318	14,323
Liberty Media Corp. – Capital, Series A (b)	92	7,889
Liberty Media Corp. – Starz (b)	68	5,116
Madison Square Garden, Inc. (b)	80	2,202
The McGraw-Hill Cos., Inc.	399	16,722
Morningstar, Inc.	30	1,823
News Corp., Class A	3,000	53,100
Omnicom Group, Inc.	368	17,723

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	79

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Discretionary (continued)
Media (concluded)
Regal Entertainment Group	107	$1,321
Scripps Networks Interactive, Inc., Class A	120	5,866
Sirius XM Radio, Inc. (b)	5,142	11,261
Thomson Reuters Corp.	492	18,480
Time Warner Cable, Inc.	440	34,338
Time Warner, Inc.	1,399	50,882
Viacom, Inc., Class B	765	39,015
Virgin Media, Inc.	416	12,451
The Walt Disney Co.	2,469	96,390
The Washington Post Co., Class B	7	2,933

		616,708

Multiline Retail – 1.4%
Big Lots, Inc. (b)	99	3,282
Dillard’s Inc, Class A	42	2,190
Dollar General Corp. (b)	126	4,270
Dollar Tree, Inc. (b)	160	10,659
Family Dollar Stores, Inc.	160	8,410
J.C. Penney Co., Inc.	217	7,495
Kohl’s Corp.	380	19,004
Macy’s, Inc.	557	16,287
Nordstrom, Inc.	214	10,045
Sears Holdings Corp. (b)	51	3,643
Target Corp.	901	42,266
Wal-Mart Stores, Inc.	2,317	123,125

		250,676

Specialty Retail – 1.9%
Aaron’s, Inc.	101	2,854
Abercrombie & Fitch Co., Class A	115	7,696
Advance Auto Parts, Inc.	102	5,966
American Eagle Outfitters, Inc.	258	3,289
AutoNation, Inc. (b)	55	2,013
AutoZone, Inc. (b)	34	10,025
Bed Bath & Beyond, Inc. (b)	326	19,029
Best Buy Co., Inc.	414	13,004
CarMax, Inc. (b)	296	9,789
Chico’s FAS, Inc.	233	3,548
DSW Inc, Class A (b)	26	1,316
Dick’s Sporting Goods, Inc. (b)	120	4,614
Foot Locker, Inc.	204	4,847
GameStop Corp., Class A (b)	186	4,961
The Gap, Inc.	530	9,593
Guess?, Inc.	85	3,575
The Home Depot, Inc.	2,088	75,627
Limited Brands, Inc.	349	13,419
Lowe’s Cos., Inc.	1,702	39,674
O’Reilly Automotive, Inc. (b)	181	11,857
PetSmart, Inc.	149	6,760
RadioShack Corp.	141	1,877
Ross Stores, Inc.	154	12,338
Sally Beauty Holdings, Inc. (b)	118	2,018
The Sherwin-Williams Co.	118	9,897
Signet Jewelers Ltd. (b)	113	5,289
Staples, Inc.	934	14,757
The TJX Cos., Inc.	505	26,528
Tiffany & Co.	167	13,113
Tractor Supply Co.	95	6,354
Ulta Salon Cosmetics & Fragrance, Inc. (b)	58	3,746
Urban Outfitters, Inc. (b)	153	4,307
Williams-Sonoma, Inc.	134	4,890

		358,570

Textiles, Apparel & Luxury Goods – 0.6%
Coach, Inc.	384	24,549
Deckers Outdoor Corp. (b)	49	4,319
Fossil, Inc. (b)	67	7,887
Hanesbrands, Inc. (b)	126	3,597
NIKE, Inc., Class B	467	42,021
Phillips-Van Heusen Corp.	76	4,976
Polo Ralph Lauren Corp.	81	10,742
Under Armour Inc, Class A (b)	46	3,556
VF Corp.	114	12,376

		114,023

Total Consumer Discretionary		2,226,257

Consumer Staples – 8.5%
Beverages – 2.0%
Brown-Forman Corp., Class B	134	10,008
The Coca-Cola Co.	2,580	173,608
Coca-Cola Enterprises, Inc.	426	12,431
Constellation Brands, Inc. (b)	239	4,976
Dr Pepper Snapple Group, Inc.	290	12,160
Hansen Natural Corp. (b)	90	7,285
Molson Coors Brewing Co., Class B	174	7,785
PepsiCo, Inc.	2,064	145,368

		373,621

Food & Staples Retailing – 1.3%
BJ’s Wholesale Club, Inc. (b)	71	3,575
CVS Caremark Corp.	1,771	66,554
Costco Wholesale Corp.	571	46,388
The Kroger Co.	793	19,666
SUPERVALU, Inc.	282	2,654
Safeway, Inc.	464	10,844
Sysco Corp.	763	23,790
Walgreen Co.	1,196	50,782
Whole Foods Market, Inc.	200	12,690

		236,943

Food Products – 1.6%
Archer Daniels Midland Co.	834	25,145
Bunge Ltd.	191	13,170
Campbell Soup Co.	229	7,912
ConAgra Foods, Inc.	536	13,834
Corn Products International, Inc.	100	5,528
Dean Foods Co. (b)	241	2,957
Flowers Foods, Inc.	149	3,273
General Mills, Inc.	835	31,079
Green Mountain Coffee Roasters, Inc. (b)	159	14,192
H.J. Heinz Co.	418	22,271
The Hershey Co.	199	11,313
Hormel Foods Corp.	181	5,396
The J.M. Smucker Co.	152	11,619
Kellogg Co.	322	17,813
Kraft Foods, Inc., Class A	2,154	75,885
McCormick & Co., Inc.	174	8,625
Ralcorp Holdings, Inc. (b)	72	6,234
Sara Lee Corp.	766	14,546

See Notes to Financial Statements.

80	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Consumer Staples (concluded)
Food Products (concluded)
Smithfield Foods, Inc. (b)	212	$4,637
Tyson Foods, Inc., Class A	395	7,671

		303,100

Household Products – 1.9%
Church & Dwight Co., Inc.	188	7,621
Colgate-Palmolive Co.	639	55,855
The Clorox Co.	175	11,802
Energizer Holdings, Inc. (b)	92	6,657
Kimberly-Clark Corp.	514	34,212
The Procter & Gamble Co.	3,645	231,713

		347,860

Personal Products – 0.3%
Avon Products, Inc.	563	15,764
The Estee Lauder Cos., Inc., Class A	146	15,357
Herbalife Ltd.	156	8,992
Mead Johnson Nutrition Co.	267	18,036

		58,149

Tobacco – 1.4%
Altria Group, Inc.	2,735	72,231
Lorillard, Inc.	188	20,468
Philip Morris International, Inc.	2,322	155,040
Reynolds American, Inc.	439	16,265

		264,004

Total Consumer Staples		1,583,677

Energy – 11.5%
Energy Equipment & Services – 2.2%
Atwood Oceanics, Inc. (b)	74	3,266
Baker Hughes, Inc.	567	41,142
CARBO Ceramics, Inc.	24	3,911
Cameron International Corp. (b)	321	16,143
Core Laboratories N.V.	59	6,581
Diamond Offshore Drilling, Inc.	90	6,337
Dresser-Rand Group, Inc. (b)	102	5,482
FMC Technologies, Inc. (b)	315	14,109
Halliburton Co.	1,195	60,945
Helmerich & Payne, Inc.	125	8,265
McDermott International, Inc. (b)	306	6,062
Nabors Industries Ltd. (b)	377	9,289
National Oilwell Varco, Inc.	553	43,250
Oceaneering International, Inc.	143	5,791
Oil States International, Inc. (b)	66	5,274
Patterson-UTI Energy, Inc.	203	6,417
RPC, Inc.	52	1,276
Rowan Cos., Inc. (b)	167	6,481
SEACOR Holdings, Inc.	28	2,799
Schlumberger Ltd.	1,772	153,101
Superior Energy Services, Inc. (b)	104	3,863
Tidewater, Inc.	69	3,713
Unit Corp. (b)	53	3,229

		416,726

Oil, Gas & Consumable Fuels – 9.3%
Alpha Natural Resources, Inc. (b)	295	13,405
Anadarko Petroleum Corp.	650	49,894
Apache Corp.	501	61,818
Arch Coal, Inc.	215	5,732
Brigham Exploration Co. (b)	149	4,460
Cabot Oil & Gas Corp.	137	9,084
Chesapeake Energy Corp.	860	25,533
Chevron Corp.	2,625	269,955
Cimarex Energy Co.	111	9,981
Cobalt International Energy, Inc. (b)	147	2,004
Concho Resources, Inc. (b)	135	12,400
ConocoPhillips	1,846	138,801
CONSOL Energy, Inc.	297	14,399
Continental Resources, Inc. (b)	53	3,440
Denbury Resources, Inc. (b)	527	10,540
Devon Energy Corp.	553	43,582
EOG Resources, Inc.	351	36,697
EXCO Resources, Inc.	195	3,442
El Paso Corp.	1,006	20,321
Exxon Mobil Corp.	6,432	523,436
Forest Oil Corp. (b)	149	3,980
Frontier Oil Corp.	140	4,523
Hess Corp.	395	29,530
HollyFrontier Corp.	58	4,025
Kinder Morgan, Inc.(b)	219	6,292
Kosmos Energy Ltd. (b)	37	628
Marathon Oil Corp.	930	48,992
Murphy Oil Corp.	253	16,612
Newfield Exploration Co. (b)	176	11,972
Noble Energy, Inc.	231	20,705
Occidental Petroleum Corp.	1,062	110,490
Peabody Energy Corp.	354	20,854
Petrohawk Energy Corp. (b)	398	9,819
Pioneer Natural Resources Co.	153	13,704
Plains Exploration & Production Co. (b)	185	7,052
QEP Resources, Inc.	232	9,705
Quicksilver Resources, Inc. (b)	157	2,317
Range Resources Corp.	211	11,711
SM Energy Co.	83	6,099
SandRidge Energy, Inc. (b)	526	5,607
Southern Union Co.	164	6,585
Southwestern Energy Co. (b)	455	19,510
Spectra Energy Corp.	850	23,299
Sunoco, Inc.	159	6,632
Teekay Corp.	56	1,729
Tesoro Corp. (b)	187	4,284
Ultra Petroleum Corp. (b)	201	9,206
Valero Energy Corp.	746	19,075
Whiting Petroleum Corp. (b)	154	8,764
The Williams Cos., Inc.	769	23,262

		1,725,887

Total Energy		2,142,613

Financials – 14.9%
Capital Markets – 2.2%
Affiliated Managers Group, Inc. (b)	68	6,899
American Capital Ltd. (b)	449	4,459
Ameriprise Financial, Inc.	317	18,284
Ares Capital Corp.	270	4,339
The Bank of New York Mellon Corp.	1,617	41,427
BlackRock, Inc. (a)	120	23,017
The Charles Schwab Corp.	1,309	21,533
E*Trade Financial Corp. (b)	331	4,568
Eaton Vance Corp.	156	4,716
Federated Investors, Inc., Class B	118	2,813

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	81

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Financials (continued)
Capital Markets (concluded)
Franklin Resources, Inc.	189	$24,814
Greenhill & Co., Inc.	39	2,099
The Goldman Sachs Group, Inc.	676	89,969
Invesco Ltd.	605	14,157
Janus Capital Group, Inc.	244	2,303
Jefferies Group, Inc.	171	3,488
LPL Investment Holdings, Inc. (b)	42	1,437
Lazard Ltd, Class A	142	5,268
Legg Mason, Inc.	196	6,421
Morgan Stanley	2,012	46,296
Northern Trust Corp.	284	13,053
Raymond James Financial, Inc.	131	4,212
SEI Investments Co.	192	4,322
State Street Corp.	659	29,714
T Rowe Price Group, Inc.	340	20,516
TD Ameritrade Holding Corp.	288	5,619
Waddell & Reed Financial, Inc.	114	4,144

		409,887

Commercial Banks – 2.4%
Associated Banc-Corp.	229	3,183
BB&T Corp.	911	24,451
BOK Financial Corp.	34	1,862
Bank of Hawaii Corp.	63	2,931
CapitalSource, Inc.	428	2,761
City National Corp.	60	3,255
Comerica, Inc.	232	8,020
Commerce Bancshares, Inc.	98	4,214
Cullen/Frost Bankers, Inc.	69	3,923
East West Bancorp, Inc.	196	3,961
Fifth Third Bancorp	1,203	15,338
First Citizens Bancshares, Inc., Class A	7	1,311
First Horizon National Corp.	349	3,329
First Republic Bank (b)	93	3,002
Fulton Financial Corp.	263	2,817
Huntington Bancshares, Inc.	1,134	7,439
KeyCorp	1,247	10,387
M&T Bank Corp.	163	14,336
Marshall & Ilsley Corp.	699	5,571
PNC Financial Services Group, Inc. (a)	688	41,012
Popular, Inc. (b)	1,352	3,732
Regions Financial Corp.	1,647	10,211
SunTrust Banks, Inc.	703	18,137
TCF Financial Corp.	211	2,912
U.S. Bancorp	2,517	64,209
Valley National Bancorp	224	3,049
Wells Fargo & Co.	6,423	180,229
Zions BanCorp.	242	5,810

		451,392

Consumer Finance – 0.7%
American Express Co.	1,373	70,984
Capital One Financial Corp.	600	31,002
Discover Financial Services	714	19,100
Green Dot Corp., Class A (b)	26	883
SLM Corp.	691	11,616

		133,585

Diversified Financial Services – 3.3%
Bank of America Corp.	13,233	145,034
CBOE Holdings, Inc.	65	1,599
CIT Group, Inc. (b)	263	11,640
CME Group, Inc.	87	25,368
Citigroup, Inc.	3,791	157,857
Interactive Brokers Group, Inc., Class A	48	751
IntercontinentalExchange, Inc. (b)	96	11,972
JPMorgan Chase & Co.	5,189	212,438
Leucadia National Corp.	258	8,798
MSCI, Inc. (b)	154	5,803
Moody’s Corp.	261	10,009
The NASDAQ OMX Group, Inc. (b)	157	3,972
NYSE Euronext	343	11,755

		606,996

Insurance – 3.7%
ACE Ltd.	441	29,027
Aon Corp.	432	22,162
Aflac, Inc.	612	28,568
Alleghany Corp. (b)	9	2,998
Allied World Assurance Co. Holdings Ltd.	50	2,879
The Allstate Corp.	684	20,882
American Financial Group, Inc.	106	3,783
American International Group, Inc. (b)	573	16,800
American National Insurance Co.	9	697
Arch Capital Group Ltd. (b)	174	5,554
Arthur J Gallagher & Co.	146	4,167
Aspen Insurance Holdings Ltd.	93	2,393
Assurant, Inc.	127	4,606
Assured Guaranty Ltd.	243	3,963
Axis Capital Holdings Ltd.	166	5,139
Berkshire Hathaway, Inc., Class B (b)	2,286	176,914
Brown & Brown, Inc.	150	3,849
CNA Financial Corp.	35	1,017
Chubb Corp.	383	23,980
Cincinnati Financial Corp.	192	5,603
Endurance Specialty Holdings Ltd.	50	2,066
Erie Indemnity Co., Class A	37	2,617
Everest Re Group Ltd.	60	4,905
Fidelity National Financial, Inc.	294	4,628
Genworth Financial, Inc., Class A (b)	645	6,631
HCC Insurance Holdings, Inc.	150	4,725
The Hanover Insurance Group, Inc.	59	2,225
Hartford Financial Services Group, Inc.	583	15,374
Lincoln National Corp.	406	11,567
Loews Corp.	415	17,467
MBIA, Inc. (b)	198	1,721
Markel Corp. (b)	13	5,159
Marsh & McLennan Cos., Inc.	716	22,332
Mercury General Corp.	36	1,422
MetLife, Inc.	1,070	46,941
Old Republic International Corp.	342	4,018
PartnerRe Ltd.	89	6,128
Principal Financial Group, Inc.	421	12,807
The Progressive Corp.	858	18,344
Protective Life Corp.	113	2,614
Prudential Financial, Inc.	633	40,252
Reinsurance Group of America, Inc.	97	5,903
RenaissanceRe Holdings Ltd.	68	4,757
StanCorp Financial Group, Inc.	60	2,531

See Notes to Financial Statements.

82	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Financials (continued)
Insurance (concluded)
Torchmark Corp.	100	$6,414
Transatlantic Holdings, Inc.	82	4,019
The Travelers Cos., Inc.	548	31,992
Unitrin, Inc.	67	1,988
Unum Group	404	10,294
Validus Holdings Ltd.	97	3,002
WR Berkley Corp.	151	4,898
White Mountains Insurance Group Ltd.	9	3,781
XL Group Plc	406	8,924

		687,427

Real Estate Investment Trusts (REITs) – 2.3%
Alexandria Real Estate Equities, Inc.	81	6,271
American Capital Agency Corp.	165	4,803
Annaly Capital Management, Inc.	1,056	19,050
Apartment Investment & Management Co.	155	3,957
AvalonBay Communities, Inc.	114	14,638
BRE Properties, Inc.	98	4,888
Boston Properties, Inc.	189	20,064
Brandywine Realty Trust	175	2,028
Camden Property Trust	92	5,853
Chimera Investment Corp.	1,336	4,623
CommonWealth REIT	96	2,481
Corporate Office Properties Trust	94	2,924
Developers Diversified Realty Corp.	275	3,878
Digital Realty Trust, Inc.	123	7,599
Douglas Emmett, Inc.	162	3,222
Duke Realty Corp.	333	4,665
Equity Residential	383	22,980
Essex Property Trust, Inc.	43	5,818
Federal Realty Investment Trust	81	6,900
General Growth Properties, Inc.	730	12,184
HCP, Inc.	531	19,482
Health Care REIT, Inc.	232	12,164
Hospitality Properties Trust	163	3,953
Host Hotels & Resorts, Inc.	890	15,086
Kimco Realty Corp.	534	9,954
Liberty Property Trust	150	4,887
Mack-Cali Realty Corp.	115	3,788
Nationwide Health Properties, Inc.	166	6,874
Piedmont Office Realty Trust, Inc.	221	4,506
Plum Creek Timber Co., Inc.	212	8,595
ProLogis, Inc.	555	19,891
Public Storage	184	20,978
Rayonier, Inc.	106	6,927
Realty Income Corp.	167	5,593
Regency Centers Corp.	118	5,188
SL Green Realty Corp.	106	8,784
Senior Housing Properties Trust	187	4,378
Simon Property Group, Inc.	383	44,516
Taubman Centers, Inc.	72	4,262
The Macerich Co.	172	9,202
UDR, Inc.	244	5,990
Ventas, Inc.	202	10,647
Vornado Realty Trust	239	22,270
Weingarten Realty Investors	159	4,000

		420,741

Real Estate Management & Development – 0.1%
CB Richard Ellis Group, Inc., Class A (b)	377	9,466
Forest City Enterprises, Inc., Class A (b)	180	3,361
The Howard Hughes Corp. (b)	29	1,886
Jones Lang LaSalle, Inc.	56	5,281
The St Joe Co. (b)	87	1,813

		21,807

Thrifts & Mortgage Finance – 0.2%
BankUnited, Inc.	40	1,062
Capitol Federal Financial, Inc.	210	2,469
First Niagara Financial Group, Inc.	399	5,267
Hudson City Bancorp, Inc.	623	5,102
New York Community Bancorp, Inc.	574	8,604
People’s United Financial, Inc.	464	6,236
TFS Financial Corp. (b)	107	1,036
Washington Federal, Inc.	148	2,432

		32,208

Total Financials		2,764,043

Health Care – 11.1%
Biotechnology – 1.4%
Alexion Pharmaceuticals, Inc. (b)	238	11,193
Amgen, Inc. (b)	1,215	70,895
Amylin Pharmaceuticals, Inc. (b)	174	2,325
Biogen Idec, Inc. (b)	316	33,787
BioMarin Pharmaceutical, Inc. (b)	141	3,837
Celgene Corp. (b)	605	36,493
Cephalon, Inc. (b)	100	7,990
Dendreon Corp. (b)	190	7,493
Gilead Sciences, Inc. (b)	1,029	42,611
Human Genome Sciences, Inc. (b)	248	6,086
Myriad Genetics, Inc. (b)	114	2,589
Pharmasset, Inc. (b)	48	5,386
Regeneron Pharmaceuticals, Inc. (b)	93	5,274
United Therapeutics Corp. (b)	66	3,637
Vertex Pharmaceuticals, Inc. (b)	268	13,933

		253,529

Health Care Equipment & Supplies – 1.9%
Alere, Inc. (b)	111	4,065
Baxter International, Inc.	745	44,469
Becton Dickinson & Co.	286	24,645
Boston Scientific Corp. (b)	2,001	13,827
C.R. Bard, Inc.	112	12,304
CareFusion Corp. (b)	288	7,825
The Cooper Cos., Inc.	60	4,754
Covidien PLC	648	34,493
DENTSPLY International, Inc.	185	7,045
Edwards Lifesciences Corp. (b)	150	13,077
Gen-Probe, Inc. (b)	63	4,357
Hill-Rom Holdings, Inc.	83	3,821
Hologic, Inc. (b)	343	6,918
Hospira, Inc. (b)	219	12,409
IDEXX Laboratories, Inc. (b)	75	5,817
Intuitive Surgical, Inc. (b)	51	18,978
Kinetic Concepts, Inc. (b)	83	4,783
Medtronic, Inc.	1,398	53,865
ResMed, Inc. (b)	201	6,221
Sirona Dental Systems, Inc. (b)	71	3,770
St. Jude Medical, Inc.	430	20,503

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	83

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care (continued)
Health Care Equipment & Supplies (concluded)
Stryker Corp.	410	$24,063
Teleflex, Inc.	53	3,236
Thoratec Corp. (b)	76	2,494
Varian Medical Systems, Inc. (b)	154	10,783
Zimmer Holdings, Inc. (b)	251	15,863

		364,385

Health Care Providers & Services – 2.2%
AMERIGROUP Corp. (b)	56	3,946
Aetna, Inc.	496	21,869
AmerisourceBergen Corp.	359	14,863
Brookdale Senior Living, Inc. (b)	123	2,983
CIGNA Corp.	354	18,206
Cardinal Health, Inc.	459	20,848
Catalyst Health Solutions, Inc. (b)	54	3,014
Community Health Systems, Inc. (b)	126	3,236
Coventry Health Care, Inc. (b)	195	7,112
DaVita, Inc. (b)	125	10,826
Express Scripts, Inc. (b)	692	37,354
HCA Holdings, Inc. (b)	170	5,610
Health Management Associates, Inc. (b)	332	3,579
Health Net, Inc. (b)	119	3,819
Henry Schein, Inc. (b)	121	8,662
Humana, Inc.	220	17,719
Laboratory Corp. of America Holdings (b)	131	12,679
LifePoint Hospitals, Inc. (b)	68	2,657
Lincare Holdings, Inc.	125	3,659
McKesson Corp.	330	27,604
Medco Health Solutions, Inc. (b)	523	29,560
Mednax, Inc. (b)	62	4,476
Omnicare, Inc.	153	4,879
Patterson Cos., Inc.	135	4,440
Quest Diagnostics, Inc.	204	12,056
Tenet Healthcare Corp. (b)	640	3,994
UnitedHealth Group, Inc.	1,415	72,986
Universal Health Services, Inc.	119	6,132
VCA Antech, Inc. (b)	114	2,417
WellPoint, Inc.	480	37,810

		408,995

Health Care Technology – 0.1%
Allscripts Healthcare Solutions, Inc. (b)	243	4,719
Cerner Corp. (b)	184	11,244
Emdeon Inc., Class A (b)	38	499
SXC Health Solutions Corp. (b)	81	4,772

		21,234

Life Sciences Tools & Services – 0.6%
Bio-Rad Laboratories, Inc., Class A (b)	26	3,103
Bruker Corp. (b)	105	2,138
Charles River Laboratories International, Inc. (b)	68	2,764
Covance, Inc. (b)	80	4,750
Illumina, Inc. (b)	161	12,099
Life Technologies Corp. (b)	234	12,184
Mettler-Toledo International, Inc. (b)	42	7,084
PerkinElmer, Inc.	149	4,010
Pharmaceutical Product Development, Inc.	132	3,543
QIAGEN N.V. (b)	300	5,706
Techne Corp.	49	4,085
Thermo Fisher Scientific, Inc. (b)	501	32,259
Waters Corp. (b)	120	11,489

		105,214

Pharmaceuticals – 4.9%
Abbott Laboratories	2,030	106,819
Allergan, Inc.	398	33,133
Bristol-Myers Squibb Co.	2,229	64,552
Eli Lilly & Co.	1,336	50,140
Endo Pharmaceuticals Holdings, Inc. (b)	153	6,146
Forest Laboratories, Inc. (b)	375	14,753
Johnson & Johnson	3,579	238,075
Merck & Co., Inc.	4,031	142,254
Mylan, Inc. (b)	575	14,185
Perrigo Co.	107	9,402
Pfizer, Inc.	10,317	212,530
Warner Chilcott PLC, Class A	217	5,236
Watson Pharmaceuticals, Inc. (b)	164	11,272

		908,497

Total Health Care		2,061,854

Industrials – 11.0%
Aerospace & Defense – 2.4%
Alliant Techsystems, Inc.	44	3,139
BE Aerospace, Inc. (b)	127	5,183
The Boeing Co.	964	71,269
General Dynamics Corp.	434	32,342
Goodrich Corp.	163	15,566
Honeywell International, Inc.	1,026	61,139
Huntington Ingalls Industries, Inc. (b)	65	2,243
ITT Corp.	241	14,202
L-3 Communications Holdings, Inc.	139	12,156
Lockheed Martin Corp.	374	30,283
Northrop Grumman Corp.	383	26,561
Precision Castparts Corp.	188	30,954
Raytheon Co.	466	23,230
Rockwell Collins, Inc.	202	12,461
Spirit Aerosystems Holdings, Inc., Class A (b)	148	3,256
TransDigm Group, Inc. (b)	65	5,927
United Technologies Corp.	1,195	105,769

		455,680

Air Freight & Logistics – 0.8%
C.H. Robinson Worldwide, Inc.	217	17,108
Expeditors International of Washington, Inc.	278	14,231
FedEx Corp.	413	39,173
UTi Worldwide, Inc.	135	2,658
United Parcel Service, Inc., Class B	958	69,867

		143,037

Airlines – 0.2%
AMR Corp. (b)	442	2,387
Copa Holdings SA	41	2,736
Delta Air Lines, Inc. (b)	1,105	10,133
Southwest Airlines Co.	1,037	11,843
United Continental Holdings, Inc. (b)	435	9,844

		36,943

Building Products – 0.1%
Armstrong World Industries, Inc.	27	1,230
Lennox International, Inc.	67	2,886

See Notes to Financial Statements.

84	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials (continued)
Building Products (concluded)
Masco Corp.	471	$5,666
Owens Corning (b)	160	5,976

		15,758

Commercial Services & Supplies – 0.5%
Avery Dennison Corp.	141	5,447
Cintas Corp.	166	5,483
Copart, Inc. (b)	79	3,681
Corrections Corp. of America (b)	142	3,074
Covanta Holding Corp.	161	2,655
Iron Mountain, Inc.	237	8,079
KAR Auction Services, Inc. (b)	37	700
Pitney Bowes, Inc.	241	5,541
R.R. Donnelley & Sons Co.	273	5,354
Republic Services, Inc.	420	12,957
Stericycle, Inc. (b)	112	9,981
Waste Connections, Inc.	150	4,760
Waste Management, Inc.	620	23,107

		90,819

Construction & Engineering – 0.3%
Aecom Technology Corp. (b)	152	4,156
Chicago Bridge & Iron Co.	132	5,135
Fluor Corp.	228	14,742
Jacobs Engineering Group, Inc. (b)	165	7,136
KBR, Inc.	199	7,500
Quanta Services, Inc. (b)	278	5,616
The Shaw Group, Inc. (b)	95	2,870
URS Corp. (b)	104	4,653

		51,808

Electrical Equipment – 0.8%
AMETEK, Inc.	211	9,474
The Babcock & Wilcox Co. (b)	153	4,239
Cooper Industries Plc, Class A	216	12,889
Emerson Electric Co.	982	55,237
First Solar, Inc. (b)	77	10,185
General Cable Corp. (b)	69	2,938
GrafTech International Ltd. (b)	162	3,284
Hubbell, Inc. Class B	79	5,131
Polypore International, Inc. (b)	49	3,324
Regal-Beloit Corp.	51	3,405
Rockwell Automation, Inc.	189	16,398
Roper Industries, Inc.	124	10,329
Thomas & Betts Corp. (b)	69	3,716

		140,549

Industrial Conglomerates – 2.1%
3M Co.	928	88,021
Carlisle Cos., Inc.	81	3,988
General Electric Co.	13,848	261,173
Textron, Inc.	362	8,547
Tyco International Ltd.	613	30,300

		392,029

Machinery – 2.5%
AGCO Corp. (b)	123	6,071
Bucyrus International, Inc.	99	9,074
CNH Global N.V. (b)	34	1,314
Caterpillar, Inc.	841	89,533
Crane Co.	64	3,162
Cummins, Inc.	257	26,597
Danaher Corp.	715	37,888
Deere & Co.	548	45,183
Donaldson Co., Inc.	100	6,068
Dover Corp.	244	16,543
Eaton Corp.	443	22,792
Flowserve Corp.	73	8,022
Gardner Denver, Inc.	69	5,800
Graco, Inc.	80	4,053
Harsco Corp.	107	3,488
IDEX Corp.	107	4,906
Illinois Tool Works, Inc.	583	32,934
Ingersoll-Rand Plc	430	19,526
Joy Global, Inc.	136	12,953
Kennametal, Inc.	108	4,559
Lincoln Electric Holdings, Inc.	111	3,979
Navistar International Corp. (b)	94	5,307
Nordson Corp.	77	4,223
Oshkosh Corp. (b)	119	3,444
PACCAR, Inc.	478	24,421
Pall Corp.	152	8,547
Parker Hannifin Corp.	212	19,025
Pentair, Inc.	130	5,247
SPX Corp.	66	5,456
Snap-on, Inc.	77	4,811
Terex Corp. (b)	144	4,097
The Manitowoc Co., Inc.	174	2,930
Timken Co.	114	5,746
Toro Co.	41	2,481
Trinity Industries, Inc.	105	3,662
Valmont Industries, Inc.	29	2,795
Wabtec Corp.	64	4,206

		470,843

Marine – 0.0%
Alexander & Baldwin, Inc.	54	2,601
Kirby Corp. (b)	71	4,023

		6,624

Professional Services – 0.2%
Dun & Bradstreet Corp.	65	4,910
Equifax, Inc.	162	5,625
IHS Inc, Class A (b)	64	5,339
Manpower, Inc.	108	5,794
Monster Worldwide, Inc. (b)	167	2,448
Nielsen Holdings NV (b)	107	3,334
Robert Half International, Inc.	193	5,217
Towers Watson & Co., Class A	73	4,797
Verisk Analytics, Inc., Class A (b)	152	5,262

		42,726

Road & Rail – 0.9%
CSX Corp.	1,441	37,783
Con-way, Inc.	71	2,755
Hertz Global Holdings, Inc. (b)	313	4,970
JB Hunt Transport Services, Inc.	117	5,510
Kansas City Southern (b)	144	8,544
Landstar System, Inc.	63	2,928
Norfolk Southern Corp.	462	34,618
See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	85

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Industrials (concluded)
Road & Rail (concluded)
Ryder System, Inc.	68	$3,866
Union Pacific Corp.	641	66,920

		167,894

Trading Companies & Distributors – 0.2%
Air Lease Corp. (b)	41	996
Fastenal Co.	382	13,748
GATX Corp.	61	2,264
MSC Industrial Direct Co. (b)	58	3,846
W.W. Grainger, Inc.	75	11,524
WESCO International, Inc. (b)	56	3,029

		35,407

Total Industrials		2,050,117

Information Technology – 17.2%
Communications Equipment – 1.8%
Acme Packet, Inc. (b)	68	4,769
Brocade Communications Systems, Inc. (b)	619	3,999
Ciena Corp. (b)	123	2,261
Cisco Systems, Inc.	7,183	112,127
EchoStar Corp. (b)	50	1,821
F5 Networks, Inc. (b)	106	11,686
Harris Corp.	167	7,525
JDS Uniphase Corp. (b)	290	4,831
Juniper Networks, Inc. (b)	696	21,924
Motorola Mobility Holdings, Inc. (b)	342	7,538
Motorola Solutions, Inc. (b)	394	18,140
Polycom, Inc. (b)	114	7,330
QUALCOMM, Inc.	2,178	123,688
Riverbed Technology, Inc. (b)	198	7,839
Tellabs, Inc.	483	2,227

		337,705

Computers & Peripherals – 5.2%
Apple, Inc. (b)	1,207	405,154
Dell, Inc. (b)	2,142	35,707
Diebold, Inc.	87	2,698
EMC Corp. (b)	2,688	74,054
Hewlett-Packard Co.	2,826	102,866
International Business Machines Corp.	1,582	271,392
Lexmark International, Inc., Class A (b)	104	3,043
NCR Corp. (b)	209	3,948
NetApp, Inc. (b)	481	25,387
QLogic Corp. (b)	140	2,229
SanDisk Corp. (b)	309	12,824
Teradata Corp. (b)	221	13,304
Western Digital Corp. (b)	303	11,023

		963,629

Electronic Equipment, Instruments & Components – 0.7%
AVX Corp.	64	975
Agilent Technologies, Inc. (b)	455	23,255
Amphenol Corp., Class A	230	12,418
Arrow Electronics, Inc. (b)	152	6,308
Avnet, Inc. (b)	201	6,408
Corning, Inc.	2,052	37,244
Dolby Laboratories, Inc., Class A (b)	70	2,972
FLIR Systems, Inc.	205	6,911
IPG Photonics Corp. (b)	34	2,472
Ingram Micro, Inc., Class A (b)	208	3,773
Itron, Inc. (b)	53	2,553
Jabil Circuit, Inc.	246	4,969
Molex, Inc.	176	4,536
National Instruments Corp.	115	3,414
Tech Data Corp. (b)	62	3,031
Trimble Navigation Ltd. (b)	160	6,342
Vishay Intertechnology, Inc. (b)	201	3,023

		130,604

Internet Software & Services – 1.5%
AOL, Inc. (b)	142	2,820
Akamai Technologies, Inc. (b)	240	7,553
eBay, Inc. (b)	1,506	48,599
Equinix, Inc. (b)	60	6,061
Google, Inc., Class A (b)	329	166,599
IAC/InterActiveCorp (b)	102	3,893
LinkedIn Corp. (b)	10	901
Rackspace Hosting, Inc. (b)	132	5,642
VeriSign, Inc.	221	7,395
VistaPrint N.V. (b)	57	2,727
WebMD Health Corp. (b)	78	3,555
Yahoo!, Inc. (b)	1,704	25,628

		281,373

IT Services – 1.8%
Accenture Plc, Class A	841	50,813
Alliance Data Systems Corp. (b)	67	6,303
Amdocs Ltd. (b)	244	7,415
Automatic Data Processing, Inc.	653	34,400
Booz Allen Hamilton Holding Corp. (b)	25	478
Broadridge Financial Solutions, Inc.	163	3,923
Cognizant Technology Solutions Corp., Class A (b)	396	29,043
Computer Sciences Corp.	204	7,744
CoreLogic, Inc. (b)	129	2,155
DST Systems, Inc.	47	2,482
Fidelity National Information Services, Inc.	344	10,592
Fiserv, Inc. (b)	188	11,774
FleetCor Technologies, Inc. (b)	20	593
Gartner, Inc. (b)	124	4,996
Genpact Ltd. (b)	158	2,724
Global Payments, Inc.	105	5,355
Lender Processing Services, Inc.	115	2,405
MasterCard, Inc., Class A	140	42,188
NeuStar Inc, Class A (b)	42	1,100
Paychex, Inc.	423	12,994
SAIC, Inc. (b)	379	6,375
Total System Services, Inc.	214	3,976
VeriFone Systems, Inc. (b)	114	5,056
Visa, Inc., Class A	681	57,381
The Western Union Co.	828	16,585

		328,850

Office Electronics – 0.1%
Xerox Corp.	1,825	18,999
Zebra Technologies Corp., Class A (b)	72	3,036

		22,035

Semiconductors & Semiconductor Equipment – 2.5%
Advanced Micro Devices, Inc. (b)	796	5,564
Altera Corp.	422	19,560
Analog Devices, Inc.	392	15,343

See Notes to Financial Statements.

86	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Information Technology (continued)
Semiconductors & Semiconductor Equipment (concluded)
Applied Materials, Inc.	1,724	$22,429
Atmel Corp. (b)	601	8,456
Avago Technologies Ltd.	247	9,386
Broadcom Corp., Class A (b)	701	23,582
Cree, Inc. (b)	142	4,770
Cypress Semiconductor Corp. (b)	221	4,672
Fairchild Semiconductor International, Inc. (b)	167	2,791
Freescale Semiconductor Holdings I Ltd. (b)	51	938
Intel Corp.	6,924	153,436
International Rectifier Corp. (b)	93	2,601
Intersil Corp. Class A	164	2,107
KLA-Tencor Corp.	220	8,906
LSI Corp. (b)	797	5,675
Lam Research Corp. (b)	164	7,262
Linear Technology Corp.	296	9,774
MEMC Electronic Materials, Inc. (b)	302	2,576
Marvell Technology Group Ltd. (b)	666	9,833
Maxim Integrated Products, Inc.	387	9,892
Microchip Technology, Inc.	246	9,326
Micron Technology, Inc. (b)	1,133	8,475
NVIDIA Corp. (b)	777	12,381
National Semiconductor Corp.	330	8,121
Novellus Systems, Inc. (b)	118	4,264
ON Semiconductor Corp. (b)	571	5,978
PMC — Sierra, Inc. (b)	305	2,309
Silicon Laboratories, Inc. (b)	59	2,434
Skyworks Solutions, Inc. (b)	246	5,653
SunPower Corp., Class A (b)	129	2,494
Teradyne, Inc. (b)	239	3,537
Texas Instruments, Inc.	1,517	49,803
Varian Semiconductor Equipment Associates, Inc. (b)	99	6,082
Xilinx, Inc.	344	12,546

		462,956

Software – 3.6%
ANSYS, Inc. (b)	120	6,560
Activision Blizzard, Inc.	556	6,494
Adobe Systems, Inc. (b)	660	20,757
Ariba, Inc. (b)	123	4,240
Autodesk, Inc. (b)	301	11,619
BMC Software, Inc. (b)	232	12,690
CA, Inc.	503	11,488
Cadence Design Systems, Inc. (b)	355	3,749
Citrix Systems, Inc. (b)	246	19,680
Compuware Corp. (b)	289	2,821
Electronic Arts, Inc. (b)	436	10,290
Factset Research Systems, Inc.	61	6,242
Fortinet, Inc. (b)	152	4,148
Informatica Corp. (b)	139	8,122
Intuit, Inc. (b)	393	20,381
MICROS Systems, Inc. (b)	106	5,269
Microsoft Corp.	9,690	251,940
Nuance Communications, Inc. (b)	306	6,570
Oracle Corp.	5,016	165,077
Red Hat, Inc. (b)	250	11,475
Rovi Corp. (b)	148	8,489
Salesforce.com, Inc. (b)	174	25,922
Solera Holdings, Inc.	93	5,502
Symantec Corp. (b)	989	19,503
Synopsys, Inc. (b)	193	4,962
TIBCO Software, Inc. (b)	213	6,181
VMware, Inc., Class A (b)	110	11,025

		671,196

Total Information Technology		3,198,348

Materials – 4.3%
Chemicals – 2.5%
Air Products & Chemicals, Inc.	277	26,476
Airgas, Inc.	103	7,214
Albemarle Corp.	120	8,304
Ashland, Inc.	104	6,720
CF Industries Holdings, Inc.	94	13,317
Cabot Corp.	87	3,469
Celanese Corp.	205	10,929
Cytec Industries, Inc.	65	3,717
The Dow Chemical Co.	1,532	55,152
E.I. du Pont de Nemours & Co.	1,210	65,400
Eastman Chemical Co.	93	9,493
Ecolab, Inc.	304	17,140
FMC Corp.	94	8,086
Huntsman Corp.	250	4,712
International Flavors & Fragrances, Inc.	105	6,745
Intrepid Potash, Inc. (b)	65	2,112
Kronos Worldwide, Inc.	25	786
Lubrizol Corp.	84	11,279
LyondellBasell Industries NV, Class A	406	15,639
Monsanto Co.	700	50,778
The Mosaic Co.	358	24,247
Nalco Holding Co.	177	4,922
PPG Industries, Inc.	207	18,794
Praxair, Inc.	396	42,922
RPM International, Inc.	172	3,959
Rockwood Holdings, Inc. (b)	87	4,810
Sigma-Aldrich Corp.	160	11,741
Solutia, Inc. (b)	155	3,542
The Scotts Miracle-Gro Co., Class A	60	3,079
Valspar Corp.	126	4,544
WR Grace & Co. (b)	94	4,289
Westlake Chemical Corp.	24	1,246

		455,563

Construction Materials – 0.1%
Martin Marietta Materials, Inc.	60	4,798
Vulcan Materials Co.	169	6,512

		11,310

Containers & Packaging – 0.3%
Aptargroup, Inc.	89	4,658
Ball Corp.	220	8,461
Bemis Co., Inc.	139	4,695
Crown Holdings, Inc. (b)	205	7,958
Greif Inc, Class A	48	3,122
Owens-Illinois, Inc. (b)	216	5,575
Packaging Corp. of America	135	3,779
Rock-Tenn Co, Class A	89	5,904
Sealed Air Corp.	211	5,020
Silgan Holdings, Inc.	62	2,540

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	87

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Materials (concluded)
Containers & Packaging (concluded)
Sonoco Products Co.	131	$4,656
Temple-Inland, Inc.	143	4,253

		60,621

Metals & Mining – 1.2%
AK Steel Holding Corp.	146	2,301
Alcoa, Inc.	1,382	21,919
Allegheny Technologies, Inc.	139	8,822
Allied Nevada Gold Corp. (b)	114	4,032
Carpenter Technology Corp.	58	3,345
Cliffs Natural Resources, Inc.	178	16,456
Commercial Metals Co.	152	2,181
Compass Minerals International, Inc.	43	3,701
Freeport-McMoRan Copper & Gold, Inc.	1,238	65,490
Molycorp, Inc. (b)	71	4,335
Newmont Mining Corp.	633	34,163
Nucor Corp.	414	17,065
Reliance Steel & Aluminum Co.	98	4,866
Royal Gold, Inc.	71	4,158
Schnitzer Steel Industries, Inc.	29	1,670
Southern Copper Corp.	223	7,330
Steel Dynamics, Inc.	287	4,664
Titanium Metals Corp.	114	2,089
United States Steel Corp.	189	8,702
Walter Energy, Inc.	82	9,496

		226,785

Paper & Forest Products – 0.2%
Domtar Corp.	54	5,115
International Paper Co.	572	17,057
MeadWestvaco Corp.	223	7,428
Weyerhaeuser Co.	705	15,411

		45,011

Total Materials		799,290

Telecommunication Services – 2.9%
Diversified Telecommunication Services – 2.4%
AT&T, Inc.	7,733	242,894
CenturyLink, Inc.	781	31,576
Frontier Communications Corp.	1,305	10,531
Level 3 Communications, Inc. (b)	2,194	5,353
tw telecom, Inc. (b)	199	4,086
Verizon Communications, Inc.	3,695	137,565
Windstream Corp.	669	8,670

		440,675

Wireless Telecommunication Services – 0.5%
American Tower Corp., Class A (b)	519	27,159
Clearwire Corp, Class A (b)	210	794
Crown Castle International Corp. (b)	380	15,500
MetroPCS Communications, Inc. (b)	356	6,127
NII Holdings, Inc. (b)	221	9,366
SBA Communications Corp, Class A (b)	149	5,690
Sprint Nextel Corp. (b)	3,896	21,000
Telephone & Data Systems, Inc.	115	3,574
United States Cellular Corp. (b)	20	968

		90,178

Total Telecommunication Services		530,853

Utilities – 3.4%
Electric Utilities – 1.7%
American Electric Power Co., Inc.	630	23,738
DPL, Inc.	154	4,645
Duke Energy Corp.	1,737	32,708
Edison International	426	16,508
Entergy Corp.	233	15,909
Exelon Corp.	866	37,099
FirstEnergy Corp.	547	24,150
Great Plains Energy, Inc.	180	3,731
Hawaiian Electric Industries, Inc.	123	2,959
ITC Holdings Corp.	66	4,737
N.V. Energy, Inc.	311	4,774
NextEra Energy, Inc.	549	31,546
Northeast Utilities	232	8,159
PPL Corp.	755	21,012
Pepco Holdings, Inc.	296	5,810
Pinnacle West Capital Corp.	143	6,375
Progress Energy, Inc.	382	18,340
Southern Co.	1,106	44,660
Westar Energy, Inc.	150	4,037

		310,897

Gas Utilities – 0.2%
AGL Resources, Inc.	103	4,193
Atmos Energy Corp.	119	3,957
EQT Corp.	176	9,244
Energen Corp.	95	5,367
National Fuel Gas Co.	107	7,790
Oneok, Inc.	140	10,361
Questar Corp.	232	4,109
UGI Corp.	144	4,592

		49,613

Independent Power Producers & Energy Traders – 0.2%
The AES Corp. (b)	861	10,969
Calpine Corp. (b)	461	7,436
Constellation Energy Group, Inc.	244	9,262
GenOn Energy, Inc. (b)	1,015	3,918
NRG Energy, Inc. (b)	317	7,792

		39,377

Multi-Utilities – 1.2%
Alliant Energy Corp.	146	5,936
Ameren Corp.	315	9,085
CMS Energy Corp.	324	6,380
Centerpoint Energy, Inc.	557	10,778
Consolidated Edison, Inc.	380	20,231
DTE Energy Co.	222	11,104
Dominion Resources, Inc.	753	36,347
Integrys Energy Group, Inc.	102	5,288
MDU Resources Group, Inc.	248	5,580
NSTAR	136	6,253
NiSource, Inc.	367	7,432
OGE Energy Corp.	129	6,491
PG&E Corp.	518	21,772
Public Service Enterprise Group, Inc.	662	21,608
SCANA Corp.	149	5,866
Sempra Energy	313	16,551
TECO Energy, Inc.	283	5,346
Vectren Corp.	108	3,009

See Notes to Financial Statements.

88	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Utilities (concluded)
Multi-Utilities (concluded)
Wisconsin Energy Corp.	307	$9,624
Xcel Energy, Inc.	634	15,406

		230,087

Water Utilities – 0.1%
American Water Works Co., Inc.	230	6,774
Aqua America, Inc.	181	3,978

		10,752

Total Utilities		640,726

Total Long-Term Investments (Cost – $18,411,197) – 98.2%		18,247,748

Short-Term Securities	Shares	Value
Money Market Funds – 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.16% (a)(c)(d)	307,456	307,456

	Par (000)
U.S. Treasury Obligations – 0.2%
U.S. Treasury Bill, 0.00%, 9/22/11 (e)(f)	$45	44,998

Total Short-Term Securities (Cost – $352,454) – 1.9%		352,454

Total Investments (Cost – $18,763,651) – 100.1%		18,600,202
Liabilities in Excess of Other Assets – (0.1)%		(12,608)

Net Assets – 100.0%		$18,587,594

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$18,763,651

Gross unrealized appreciation	$343,668
Gross unrealized depreciation	(507,117)

Net unrealized depreciation	$(163,449)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Held at March 31, 2011	Shares Purchased		Shares Sold	Shares Held at June 30, 2011	Value at June 30, 2011	Realized (Loss)	Income
BlackRock Cash Funds:
Institutional, SL Agency Shares	–	307,456	[1]	–	307,456	$307,456	–	$387
BlackRock Inc.	–	124		(4)	120	$23,017	$(85)	$171
iShares Russell 1000 Index Fund	–	3,383		–	3,383	$249,970	–	–
PNC Financial Services Group, Inc.	–	696		(8)	688	$41,012	$(51)	$132

[1]	Represents net shares activity.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.
(e)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.
(f)	Rate shown is the yield to maturity as of the date of purchase.
•

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
5	S&P 500 Index	Chicago	September 2011	$328,875	$8,263

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial statement purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments.)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	89

Schedule of Investments (concluded)	Russell 1000 Index Master Portfolio
(Percentages shown are based on Net Assets)

The following tables summarize the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]:
Exchange-Traded Fund	$249,970	–	–	$249,970
Common Stocks	17,997,778	–	–	17,997,778
Short-Term Securities:
Money Market Funds	307,456	–	–	307,456
U.S. Government Obligations	–	$44,998	–	44,998

Total	$18,555,204	$44,998	–	$18,600,202

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity Contracts	$8,263	–	–	$8,263

Total	$8,263	–	–	$8,263

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

90	BLACKROCK FUNDS III	JUNE 30, 2011

Statement of Assets and Liabilities	Master Investment Portfolio

June 30, 2011 (Unaudited)	Russell 1000 Index Master Portfolio
Assets
Investments at value – unaffiliated (cost: $18,140,645)	$17,978,747
Investments at value – affiliated (cost: $623,006)	621,455
Dividends receivable	21,593
Investments sold receivable	7,786
Receivable from advisor	6,343
Margin variation receivable	2,800
Interest receivable	131

Total assets	18,638,855

Liabilities
Investments purchased payable	27,332
Professional fees payable	22,678
Printing fees payable	331
Trustees’ fees payable	25
Custodian fees payable	18
Other accrued expenses payable	877

Total liabilities	51,261

Net Assets	$18,587,594

Net Assets Consist of
Investors’ capital	$18,742,780
Net unrealized appreciation/depreciation	(155,186)

Net Assets	$18,587,594

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	91

Statement of Operations	Master Investment Portfolio

Period Ended June 30, 2011 (Unaudited)	Russell 1000 Index Master Portfolio[1]
Investment Income
Dividends – unaffiliated	$59,929
Dividends – affiliated	303
Income – affiliated	387

Total income	60,619

Expenses
Investment advisory	1,574
Professional	20,185
Custodian	2,813
Offering costs	2,493
Independent Trustees	662
Printing	331
Miscellaneous	877

Total expenses	28,935
Less fees waived by advisor	(23,221)

Total expenses after fees waived	5,714

Net investment income	54,905

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(29,156)
Investments – affiliated	(136)
Financial futures contracts	(17,809)

(47,101)

Net change in unrealized appreciation/depreciation on:
Investments	(163,449)
Financial futures contracts	8,263

(155,186)

Total realized and unrealized loss	(202,287)

Net Decrease in Net Assets Resulting from Operations	$(147,382)

[1]	For the period from March 31, 2011 (commencement of operations) to June 30, 2011.

See Notes to Financial Statements.

92	BLACKROCK FUNDS III	JUNE 30, 2011

Statement of Changes in Net Assets	Master Investment Portfolio

Russell 1000 Index Master Portfolio
Increase (Decrease) in Net Assets:	Period from March 31, 2011[1] to June 30, 2011 (Unaudited)
Operations
Net investment income	$54,905
Net realized loss	(47,101)
Net change in unrealized appreciation/depreciation	(155,186)

Net decrease in net assets resulting from operations	(147,382)

Capital Transactions
Proceeds from contributions	18,773,500
Fair value of withdrawals	(38,524)

Net increase in net assets derived from capital transactions	18,734,976

Net Assets
Total increase in net assets	18,587,594
Beginning of period	–

End of period	$18,587,594

[1]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	93

Financial Highlights	Master Investment Portfolio

Russell 1000 Index Master Portfolio
Period from March 31, 2011[1] to June 30, 2011 (Unaudited)
Total Investment Return[2]
Total investment return	0.03%

Ratios to Average Net Assets[3]
Total expenses	0.92%

Total expenses after fees waived	0.18%

Net investment income	1.74%

Supplemental Data
Net assets, end of period (000)	$18,588

Portfolio turnover	4%

[1]	Commencement of operations.
[2]	Aggregate total investment return.
[3]	Annualized.

See Notes to Financial Statements.

94	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (Unaudited)	Russell 1000® Index Master Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to Russell 1000® Index Master Portfolio (the “Master Portfolio”), which is a series of MIP. The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation: US GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio fair values its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of MIP (the “Board”).

Equity investments, including exchange traded Funds, traded on a recognized securities exchange or the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Financial futures contracts traded on exchanges are valued at their last sale price.

Investments in open-end registered investment companies are valued at net asset value each business day.

Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, BlackRock Fund Advisors (“BFA”) seeks to determine the price that the Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BFA deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Securities Lending: The Master Portfolio may lend securities to approved borrowers, such as banks, brokers and other financial institutions. The borrower pledges cash, securities issued or guaranteed by the US government or irrevocable letters of credit issued by a bank as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. During the term of the loan, the Master Portfolio earns dividend and interest on the securities loaned but does not receive dividend or interest income on the securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of

BLACKROCK FUNDS III	JUNE 30, 2011	95

Notes to Financial Statements (continued)	Russell 1000® Index Master Portfolio

insolvency or for any other reason, the Master Portfolio could experience delays and costs in gaining access to the collateral. The Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. During the period, the Master Portfolio accepted only cash collateral in connection with securities loaned.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolio’s financial statements and disclosures.

Offering Costs: Offering costs are accrued beginning with commencement of operations of the Russell 1000 Index Master Portfolio and are shown as offering costs in the Statement of Operations.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments:

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the return of the Master Portfolio and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Master Portfolio purchases or sells financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Master Portfolio and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Master Portfolio as unrealized appreciation or depreciation. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Instruments Categorized by Risk Exposure:

Fair Value of Derivative Instruments as of June 30, 2011
Asset Derivatives
	Statement of Assets and Liabilities Location		Value
Equity Contracts	Net unrealized appreciation/depreciation	*	$2,800

*	Includes cumulative unrealized appreciation/depreciation of financial futures contracts as reported in Schedule of Investments. Only the current day’s margin variation is reported within the Statement of Assets and Liabilities.

96	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (concluded)	Russell 1000® Index Master Portfolio

The Effect of Derivative Instruments on the Statement of Operations Period Ended June 30, 2011
	Net Realized Gain From Financial Futures Contracts	Net Change in Unrealized Appreciation on Financial Futures Contracts
Equity Contracts	$(17,809)	$8,263

For the period ended June 30, 2011, the average quarterly number of contracts and notional amount of outstanding financial futures contracts purchased was 3 and $164,438, respectively.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolio for 1940 Act purposes, but Barclays is not.

MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement (the “Investment Advisory Agreement”) with BFA the Master Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of the Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays BFA a monthly fee based on a percentage of the Master Portfolio’s average daily net assets at an annual rate of 0.05%.

The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios.

MIP entered into an administration services arrangement with Black-Rock Institutional Trust Company, N.A. (“BTC”) which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC may delegate certain of its administration duties to sub-administrators. BTC, in consideration thereof, has agreed to bear all of the Master Portfolio’s and MIP’s ordinary operating expenses excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio.

BTC is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolio.

The Master Portfolio may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income affiliated in the Statement of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments excluding short-term securities for the period ended June 30, 2011, were $18,870,631 and $430,120, respectively.

5. Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counter-parties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

BLACKROCK FUNDS III	JUNE 30, 2011	97

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met on May 17-18, 2011 to consider the approval of the Master Fund’s proposed investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (“BlackRock”), the Master Fund’s investment advisor, on behalf of LifePath Index Retirement Master Portfolio, LifePath Index 2020 Master Portfolio, LifePath Index 2025 Master Portfolio, LifePath Index 2030 Master Portfolio, LifePath Index 2035 Master Portfolio, LifePath Index 2040 Master Portfolio, LifePath Index 2045 Master Portfolio, LifePath Index 2050 Master Portfolio and LifePath Index 2055 Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund. The Agreement was the same agreement that had previously been approved by the Board of the Master Fund with respect to each of the other master portfolios of the Master Fund. Each of LifePath Index Retirement Portfolio, LifePath Index 2020 Portfolio, LifePath Index 2025 Portfolio, LifePath Index 2030 Portfolio, LifePath Index 2035 Portfolio, LifePath Index 2040 Portfolio, LifePath Index 2045 Portfolio, LifePath Index 2050 Portfolio and LifePath Index 2055 Portfolio (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to the Master Portfolios. For simplicity, the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.” The Master Portfolio and the Portfolio commenced operations in May 2011.

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other funds managed by BlackRock or other BlackRock advisors, who are not “interested persons” of their respective funds.

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the initial approval of the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services to be provided to each Master Portfolio and each Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

Board Considerations in Approving the Agreement

The Approval Process: At an in-person meeting held on May 17-18, 2011, the Board reviewed materials relating to its consideration of the Agreement with respect to the Master Portfolios. The Board considered all factors it believed relevant with respect to the Master Portfolios and the Portfolios, including, among other factors: (a) the nature, extent and quality of the services to be provided by BlackRock; (b) the investment performance of BlackRock portfolio management; (c) the advisory fee and the cost of the services to be provided and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Master Portfolios; (f) possible alternatives to the proposed Agreement; (g) the policies and practices of BlackRock with respect to portfolio transactions for the Master Portfolios; and (h) other factors deemed relevant by the Board Members.

In determining to approve the Agreement, the Board met with the relevant investment advisory personnel from BlackRock and considered all information it deemed reasonably necessary to evaluate the terms of the Agreement. The Board received materials in advance of the May 2011 meeting relating to its consideration of the Agreement, including (a) fees and estimated expense ratios of each class of the Master Portfolios and the Portfolios, as applicable, and for a representative class of the Portfolios, in comparison to the fees and expense ratios of a peer group of funds; (b) information regarding BlackRock’s economic outlook for the Master Portfolios and its general investment outlook for the markets; (c) information regarding fees paid to service providers that are affiliates of BlackRock; and (d) information outlining the legal duties of the Board under the 1940 Act with respect to the consideration and approval of the Agreement. The Board also noted information received at prior Board meetings concerning compliance records and regulatory matters relating to BlackRock.

The Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of portfolio holdings of each Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Master Portfolio’s and the Portfolio’s

98	BLACKROCK FUNDS III	JUNE 30, 2011

Disclosure of Investment Advisory Agreement (continued)

and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services to be provided by BlackRock, including the investment advisory services to be provided to each Master Portfolio. The Board received information concerning the investment philosophy and investment process to be used by Black-Rock in managing each Master Portfolio, as well as a description of the capabilities, personnel and services of BlackRock. In connection with this review, the Board considered BlackRock’s in-house research capabilities as well as other resources available to its personnel. The Board considered the scope of the services provided by BlackRock to each Master Portfolio under the Agreement relative to services typically provided by third parties to other funds. The Board noted that the standard of care applicable under the Agreement was comparable to that found generally in investment company advisory agreements. The Board concluded that the scope of BlackRock’s services to be provided to the Master Portfolios was consistent with each Master Portfolio’s operational requirements, including, in addition to seeking to meet its investment objective, compliance with investment restrictions, tax and reporting requirements and related interestholder services.

The Board, including the Independent Board Members, also considered the quality of the administrative and non-investment advisory services to be provided by BlackRock and its affiliates and significant shareholders to the Master Portfolios and the Portfolios. The Board evaluated the procedures of BlackRock designed to fulfill its fiduciary duty to the Master Portfolios with respect to possible conflicts of interest, including BlackRock’s code of ethics (regulating the personal trading of BlackRock’s officers and employees), the procedures by which BlackRock allocates trades among its various investment advisory clients, the integrity of the systems in place to ensure compliance with the foregoing and the record of BlackRock in these matters. The Board also noted information received at prior Board meetings concerning standards of BlackRock with respect to the execution of portfolio transactions.

The Board, including the Independent Board Members, considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the portfolio management team for each Master Portfolio. The Board also took into account the time and attention to be devoted by senior management of BlackRock to the Master Portfolios. The Board also considered the business reputation of BlackRock and its financial resources and concluded that BlackRock would be able to meet any reasonably foreseeable obligation under the Agreement.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock

The Board, including the Independent Board Members, previously received and considered information about BlackRock’s investment performance for other funds. The Board, however, did not consider the performance history of the Master Portfolios because the Master Portfolios were newly organized and had not yet commenced operations as of the May 2011 meeting.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios

In connection with the initial approval of the Agreement with respect to the Master Portfolios, the Board, including the Independent Board Members, reviewed each Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) compared with the other funds in a peer group of funds. Both the peer group and the funds within the peer group (collectively, “Peers”) were selected by Lipper, Inc. (“Lipper”), which is not affiliated with BlackRock. It also compared each Portfolio’s estimated total expense ratio, as well as the Portfolio’s estimated actual management fee ratio, to those of its Peers. The Board considered the fee waivers and expense reimbursement arrangements in place, including the contractual agreement by BlackRock and BlackRock Institutional Trust Company, N.A. (“BTC”), each Portfolio’s administrator, to waive fees and/or reimburse expenses in order to limit, to a specified amount, each Portfolio’s total operating expenses as a percentage of the Portfolio’s average daily net assets on a class-by-class basis, as applicable. Additionally, the Board noted information received at prior Board meetings concerning the services rendered, and the fee rates offered, to other clients advised by BlackRock.

The Board noted that each Portfolio’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers.

Following consideration of this information, the Board, including the independent Board Members, concluded that the fees to be paid pursuant to the Agreement were fair and reasonable in light of the services provided.

As the Master Portfolios and the Portfolios had not commenced operations as of the date of the May 2011 meeting, BlackRock was not able to provide the Board with specific information concerning the expected profits to be realized by BlackRock and its affiliates from

BLACKROCK FUNDS III	JUNE 30, 2011	99

Disclosure of Investment Advisory Agreement (concluded)

their relationships with the Master Portfolios and the Portfolios. BlackRock, however, will provide the Board with such information at future meetings.

D. Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized in respect of the management of the Master Portfolios in tandem with other portfolios of the Master Fund. Since the Master Portfolios are newly formed, BlackRock was not able to provide the Board with specific information concerning the extent to which economies of scale would be realized as the Master Portfolios grow and whether fee levels would reflect such economies of scale, if any.

E. Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Master Portfolios and the Portfolios, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

The Board, including all of the Independent Board Members, concluded that these ancillary benefits that BlackRock and its affiliates could receive with regard to providing investment advisory and other services to the Master Portfolios and Portfolios were consistent with those generally available to other mutual fund sponsors.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the Agreement between BlackRock and the Master Fund, with respect to each Master Portfolio, for a two-year term ending May 16, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its interestholders. The Board of the Fund, including the Independent Board Members, also considered the approval of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In arriving at a decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

100	BLACKROCK FUNDS III	JUNE 30, 2011

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

David O. Beim, Trustee

Richard S. Davis, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Ira P. Shapiro, Secretary

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Institutional Trust Company, N.A.

San Francisco, CA 94105

Custodian

State Street Bank and Trust Company

Boston, MA 02101

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Services Provider

State Street Bank and Trust Company

Boston, MA 02101

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

New York, NY 10017

Address of the Portfolios/Master Portfolios

400 Howard Street

San Francisco, CA 94105

BLACKROCK FUNDS III	JUNE 30, 2011	101

Additional Information

General Information

Availability of Quarterly Portfolio Schedule

Each Portfolio/LifePath Index Master Portfolio files its complete schedule of the portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Portfolio’s/LifePath Index Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. Each Portfolio’s/LifePath Index Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that each Portfolio/LifePath Index Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at http://www.black-rock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how each Portfolio/LifePath Index Master Portfolio voted proxies relating to securities held in the Portfolio’s/LifePath Index Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

102	BLACKROCK FUNDS III	JUNE 30, 2011

[THIS PAGE INTENTIONALLY LEFT BLANK]

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

#LPindex-06/11

June 30, 2011

Semi-Annual Report (Unaudited)

BlackRock Funds III

▶	BlackRock Cash Funds: Government
▶	BlackRock Cash Funds: Institutional
▶	BlackRock Cash Funds: Prime
▶	BlackRock Cash Funds: Treasury

Not FDIC Insured ¡ No Bank Guarantee ¡ May Lose Value

2	BLACKROCK FUNDS III	JUNE 30, 2011

Dear Shareholder

The recent downgrade of US long-term debt by Standard & Poor’s marked an historic event for financial markets. Stocks tumbled in the days before and after the announcement on August 5 as investors contemplated the pervasiveness of the lower US credit rating across asset classes and the future direction of the global economy. BlackRock was well prepared for the possibility of a downgrade and the firm had no need to execute any forced selling of securities in response to the S&P action. Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets.

The pages that follow reflect your mutual fund’s reporting period ended June 30, 2011. Accordingly, the below discussion is intended to provide you with perspective on the performance of your investments during that period.

Economic conditions in the second quarter of 2011 were strikingly similar to the scenario of the same quarter last year. The sovereign debt crisis in Europe, tightening monetary policy in China and a global economic slowdown were again the key concerns that drove investors away from risky assets. The second-quarter correction in 2010 was significant, but markets were revived toward the end of the summer as positive economic news and robust corporate earnings whetted investor appetite for yield. The global economy had finally gained traction and investor fear turned to optimism with the anticipation of a second round of quantitative easing (“QE2”) from the US Federal Reserve Board (the “Fed”). Stock markets rallied despite the ongoing European debt crisis and inflationary pressures looming over emerging markets. Fixed income markets, however, saw yields move sharply upward, pushing prices down, especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles abounded.

The new year brought spikes of volatility as political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted industry supply chains and concerns mounted over US debt and deficit issues. Equities quickly rebounded from each of these events as investors chose to focus on the continuing stream of strong corporate earnings and positive economic data. Global credit markets were surprisingly resilient in this environment and regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and steadily recovered from its fourth-quarter lows. Equities, commodities and high yield bonds outpaced higher-quality assets as investors responded to the Fed’s early 2011 reaffirmation that it will keep interest rates low.

However, longer-term headwinds had been brewing. Inflationary pressures intensified in emerging economies, many of which were overheating, and the European debt crisis was not over. Markets were met with a sharp reversal in May when political unrest in Greece pushed the nation closer to defaulting on its debt. This development rekindled fears about the broader debt crisis and its further contagion among peripheral European countries. Concurrently, it became evident that the pace of global economic growth had slowed. Higher oil prices and supply chain disruptions in Japan finally caught up with economic data. Investors pulled back from riskier assets and stocks generally declined throughout most of May and June, but year-to-date performance in global equity markets was positive, and 12-month returns were remarkably strong. In bond markets, yields were volatile but generally moved lower for the period as a whole (pushing prices up). Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Markets generally moved higher despite heightened volatility during the reporting period.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of June 30, 2011	6-month	12-month
US large cap equities (S&P 500 Index)	6.02%	30.69%
US small cap equities (Russell 2000 Index)	6.21	37.41
International equities (MSCI Europe, Australasia, Far East Index)	4.98	30.36
Emerging market equities (MSCI Emerging Markets Index)	0.88	27.80
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.16
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	3.26	1.88
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	2.72	3.90
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	4.42	3.48
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	4.98	15.53

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview for the 6-month period ended June 30, 2011

Throughout the six-month period ended June 30, 2011, the Federal Open Market Committee (the “Committee”) maintained the target range for the federal funds rate at 0.00% to 0.25%. At its June 22, 2011 meeting, the Committee indicated the “economic recovery is continuing at a moderate pace, though somewhat more slowly than the Committee had expected.” The Committee attributed this unexpected weakness to temporary factors such as the impact of higher food and energy prices on consumer spending and supply chain disruptions in Japan. The Committee also noted that following completion of its $600 billion purchase of long-term US Treasury securities (the “QE2 program”), it would continue reinvesting principal payments from its Treasury holdings, which would maintain the Federal Reserve balance sheet at its current size.

In Europe, leaders have continued their efforts to strengthen the euro-zone financial system. At its summit held in March 2011, the European Union adopted a preliminary framework to address the size and scope of financial stability mechanisms, bank stress tests, fiscal reform, and surveillance of macroeconomic imbalances. In April 2011, the European Central Bank (ECB) raised its key interest rate by 0.25% to 1.25%, signaling one of the first monetary tightening cycles in the developed world since the global credit crisis.

In early June, heightened concerns about sovereign debt risk in certain peripheral European countries led to additional volatility in financial markets. In order to improve liquidity conditions, the ECB extended the term of its longer-term refinancing operations to expire in September 2011. Later in the month, the US Federal Reserve Bank extended the term of its U.S. dollar liquidity swap facilities with the ECB, the Bank of Canada, the Bank of England and the Swiss National Bank to August 1, 2012 for the purpose of maintaining liquidity.

Despite ongoing concerns about peripheral European sovereign debt, London Interbank Offered Rates (LIBOR settings) declined over the six-month period, with some settings decreasing as much as 7 basis points. Overall, the slope of the LIBOR curve, as measured from one month to one year, steepened by ten basis points over the period.

In the tax-exempt space, historically low rates resulted in an overall decline in money fund assets over the past six months as investors continued to move to longer-term securities or equities. The seven-day Securities Industry and Financial Markets Association (SIFMA) Index, which is the benchmark for most municipal money market portfolio holdings, averaged 0.22% for the six-month period, reaching an all-time low of just 0.09% at the end of June 2011. Municipal variable rate demand note (VRDN) issuance was minimal during the later half of this period and dealer inventory remained manageable. Given these conditions, VRDN rates remained low as non-traditional buyers (such as taxable money market funds) continued to find opportunities in the tax-exempt market. Additionally, continued pressure in European financial markets has compelled money fund managers to take a more conservative approach on some historically higher-yielding bank names.

Since the beginning of the year, expiring letters of credit on VRDNs have been successfully substituted and many new banks have entered the letter of credit market. This has provided money funds with diversification opportunities away from the traditional banks.

The beginning of June marks the start of “note season,” when state and local governments typically issue a large amount of one-year, fixed rate securities. Generally speaking, municipal money market funds take advantage of this opportunity to extend their weighted average maturity, pick up yield and diversify beyond bank exposure. The one-year Moody’s Investment Grade scale (MIG-1) rallied 12 basis points over the six-month period from 0.38% to 0.26%, as measured by Thomson Municipal Data.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK FUNDS III	JUNE 30, 2011

Yield Information as of June 30, 2011	BlackRock Funds III

BlackRock Cash Funds: Government

Yields	7-Day SEC Yield	7-Day Yield
Select	0.00%	0.00%
Trust	0.00%	0.00%

BlackRock Cash Funds: Institutional

Yields	7-Day SEC Yield	7-Day Yield
Aon Captives	0.03%	0.03%
Institutional	0.13%	0.13%
Select	0.05%	0.05%
SL Agency	0.16%	0.16%
Trust	0.00%	0.00%

BlackRock Cash Funds: Prime

Yields	7-Day SEC Yield	7-Day Yield
Capital	0.12%	0.12%
Institutional	0.14%	0.14%
Premium	0.09%	0.09%
Select	0.06%	0.06%
SL Agency	0.17%	0.17%
Trust	0.00%	0.00%

BlackRock Cash Funds: Treasury

Yields	7-Day SEC Yield	7-Day Yield
Capital	0.00%	0.00%
Institutional	0.00%	0.00%
Select	0.00%	0.00%
SL Agency	0.00%	0.00%
Trust	0.00%	0.00%

The 7-Day SEC Yields shown above may differ from the 7-Day Yields shown due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

BLACKROCK FUNDS III	JUNE 30, 2011	5

Disclosure of Expenses	BlackRock Funds III

Shareholders of each Fund may incur operating expenses, including advisory fees, distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on January 1, 2011 and held through June 30, 2011) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in each Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical tables are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[1]	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
BlackRock Cash Funds: Government
Select	$1,000.00	$1,000.00	$0.64	$1,000.00	$1,024.10	$0.65	0.13%
Trust	$1,000.00	$1,000.00	$0.64	$1,000.00	$1,024.20	$0.65	0.13%
BlackRock Cash Funds: Institutional
Aon Captives	$1,000.00	$1,000.40	$1.09	$1,000.00	$1,023.70	$1.10	0.22%
Institutional	$1,000.00	$1,000.90	$0.60	$1,000.00	$1,024.20	$0.60	0.12%
Select	$1,000.00	$1,000.50	$0.99	$1,000.00	$1,023.80	$1.00	0.20%
SL Agency	$1,000.00	$1,001.10	$0.45	$1,000.00	$1,024.30	$0.45	0.09%
Trust	$1,000.00	$1,000.00	$1.49	$1,000.00	$1,023.30	$1.51	0.30%
BlackRock Cash Funds: Prime
Capital	$1,000.00	$1,000.80	$0.69	$1,000.00	$1,024.10	$0.70	0.14%
Institutional	$1,000.00	$1,000.90	$0.60	$1,000.00	$1,024.20	$0.60	0.12%
Premium	$1,000.00	$1,000.70	$0.84	$1,000.00	$1,024.00	$0.85	0.17%
Select	$1,000.00	$1,000.50	$0.99	$1,000.00	$1,023.80	$1.00	0.20%
SL Agency	$1,000.00	$1,001.00	$0.45	$1,000.00	$1,024.30	$0.45	0.09%
Trust	$1,000.00	$1,000.00	$1.49	$1,000.00	$1,023.30	$1.51	0.30%
BlackRock Cash Funds: Treasury
Capital	$1,000.00	$1,000.10	$0.60	$1,000.00	$1,024.20	$0.60	0.12%
Institutional	$1,000.00	$1,000.10	$0.60	$1,000.00	$1,024.20	$0.60	0.12%
Select	$1,000.00	$1,000.00	$0.50	$1,000.00	$1,024.30	$0.50	0.10%
SL Agency	$1,000.00	$1,000.20	$0.40	$1,000.00	$1,024.40	$0.40	0.08%
Trust	$1,000.00	$1,000.00	$0.60	$1,000.00	$1,024.20	$0.60	0.12%

[1]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

6	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Assets and Liabilities	BlackRock Funds III

June 30, 2011 (Unaudited)	BlackRock Cash Funds: Government	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Prime	BlackRock Cash Funds: Treasury
Assets
Investments at value – from the applicable Master Portfolio[1,2]	$14,722,104	$30,581,844,034	$9,765,628,905	$1,498,341,241
Receivable from advisor	929	–	–	–

Total assets	14,723,033	30,581,844,034	9,765,628,905	1,498,341,241

Liabilities
Income dividends payable	–	2,459,521	1,170,582	15,817
Administration fees payable.	–	501,247	409,146	8,445
Professional fees payable	6,376	6,376	6,376	6,376
Distribution fees payable – Aon Captives	–	4,728	–	–

Total liabilities	6,376	2,971,872	1,586,104	30,638

Net Assets	$14,716,657	$30,578,872,162	$9,764,042,801	$1,498,310,603

Net Assets Consist of
Paid-in capital	$14,714,192	$30,577,177,621	$9,766,208,955	$1,498,065,790
Accumulated net realized gain (loss)	2,465	1,694,541	(2,166,154)	244,813

Net Assets	$14,716,657	$30,578,872,162	$9,764,042,801	$1,498,310,603

[1] Investments at cost	$14,722,104	$30,581,844,034	$9,765,628,905	$1,498,341,241

[2] Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio”).
Net Asset Value
Aon Captives
Net assets	$–	$19,570,683	$–	$–

Shares outstanding[3]	–	19,569,392	–	–

Net asset value	$–	$1.00	$–	$–

Capital
Net assets	$–	$–	$466,074,029	$18,375,174

Shares outstanding[3]	–	–	466,214,730	18,375,001

Net asset value	$–	$–	$1.00	$1.00

Institutional
Net assets	$–	$1,027,775,383	$3,184,921,688	$3,902

Shares outstanding[3]	–	1,027,621,515	3,185,719,778	3,903

Net asset value	$–	$1.00	$1.00	$1.00

Premium
Net assets	$–	$–	$2,069,072,280	$–

Shares outstanding[3]	–	–	2,069,403,675	–

Net asset value	$–	$–	$1.00	$–

Select
Net assets	$11,774,339	$19,858,282	$68,367,844	$10,191,982

Shares outstanding[3]	11,772,232	19,858,185	68,397,160	10,191,911

Net asset value	$1.00	$1.00	$1.00	$1.00

SL Agency
Net assets	$–	$29,501,074,600	$3,941,148,776	$1,453,412,986

Shares outstanding[3]	–	29,500,865,516	3,942,116,773	1,453,172,076

Net asset value	$–	$1.00	$1.00	$1.00

Trust
Net assets	$2,942,318	$10,593,214	$34,458,184	$16,326,559

Shares outstanding[3]	2,941,960	10,593,799	34,465,216	16,322,901

Net asset value	$1.00	$1.00	$1.00	$1.00

3 No par value, unlimited number of shares authorized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	7

Statements of Operations	BlackRock Funds III

Six Months Ended June 30, 2011 (Unaudited)	BlackRock Cash Funds: Government	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Prime	BlackRock Cash Funds: Treasury
Investment Income
Net investment income allocated from the applicable Master Portfolio:
Income	$168,572	$35,299,306	$13,998,130	$664,925
Expenses	(109,541)	(11,928,396)	(4,741,293)	(537,149)
Fees waived	41,291	3,694,301	1,476,197	188,862

Total income	100,322	27,065,211	10,733,034	316,638

Expenses
Administration – class specific	32,905	2,512,773	2,347,356	139,118
Service – Aon Captives	–	9,488	–	–
Professional	6,860	6,861	6,861	6,882

Total expenses	39,765	2,529,122	2,354,217	146,000
Less fees waived by administrator – class specific	(16,149)	(15,855)	(36,371)	(49,526)

Total expenses after fees waived	23,616	2,513,267	2,317,846	96,474

Net investment income	76,706	24,551,944	8,415,188	220,164

Realized Gain Allocated from the Master Portfolios
Net realized gain from investments	–	779,427	826,630	12,236

Net Increase in Net Assets Resulting from Operations	$76,706	$25,331,371	$9,241,818	$232,400

See Notes to Financial Statements.

8	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Changes in Net Assets	BlackRock Funds III

	BlackRock Cash Funds: Government		BlackRock Cash Funds: Institutional
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$76,706	$136,686	$24,551,944	$42,802,481
Net realized gain	–	2,954	779,427	1,533,172

Net increase in net assets resulting from operations	76,706	139,640	25,331,371	44,335,653

Dividends and Distributions to Shareholders From
Net investment income:
Aon Captives	–	–	(8,088)	(71,463)
Capital	–	–	–	(322,253)
Institutional	(879)	(37,830)	(762,770)	(1,563,708)
Premium	–	–	–	(23,806)
Select	(72)	(8,003)	(12,928)	(29,103)
SL Agency	(75,750)	(88,963)	(23,768,158)	(40,790,821)
Trust	(5)	(1,890)	–	(1,327)
Net realized gain:
Aon Captives	–	–	–	(3,891)
Capital	–	–	–	(5,488)
Institutional	–	(394)	–	(70,937)
Premium	–	–	–	(158)
Select	–	(74)	–	(1,821)
SL Agency	–	–	–	(1,286,835)
Trust	–	(21)	–	(555)

Decrease in net assets resulting from dividends and distributions to shareholders	(76,706)	(137,175)	(24,551,944)	(44,172,166)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(11,741,668)	(629,928,342)	11,465,935,818	(1,184,480,338)

Net Assets
Total increase (decrease) in net assets	(11,741,668)	(629,925,877)	11,466,715,245	(1,184,316,851)
Beginning of period	26,458,325	656,384,202	19,112,156,917	20,296,473,768

End of period	$14,716,657	$26,458,325	$30,578,872,162	$19,112,156,917

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	9

Statements of Changes in Net Assets (concluded)	BlackRock Funds III

	BlackRock Cash Funds: Prime		BlackRock Cash Funds: Treasury
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$8,415,188	$20,508,082	$220,164	$4,640,815
Net realized gain	826,630	1,317,216	12,236	293,999

Net increase in net assets resulting from operations	9,241,818	21,825,298	232,400	4,934,814

Dividends and Distributions to Shareholders From
Net investment income:
Capital	(556,205)	(784,850)	(1,622)	(34,225)
Institutional	(2,828,276)	(6,796,261)	(3,550)	(73,605)
Premium	(1,059,559)	(2,073,025)	–	(625)
Select	(41,003)	(100,741)	–	(740)
SL Agency	(3,930,145)	(10,747,124)	(214,992)	(4,521,543)
Trust	–	(6,081)	–	(10,077)
Net realized gain:
Capital	–	–	(194)	(10,213)
Institutional	–	–	–	(3,678)
Select	–	–	(109)	(40)
SL Agency	–	–	(7,536)	(65,356)
Trust	–	–	(185)	(713)

Decrease in net assets resulting from dividends and distributions to shareholders	(8,415,188)	(20,508,082)	(228,188)	(4,720,815)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	628,200,342	(2,402,394,681)	(237,371,557)	(2,399,013,443)

Net Assets
Total increase (decrease) in net assets	629,026,972	(2,401,077,465)	(237,367,345)	(2,398,799,444)
Beginning of period	9,135,015,829	11,536,093,294	1,735,677,948	4,134,477,392

End of period	$9,764,042,801	$9,135,015,829	$1,498,310,603	$1,735,677,948

See Notes to Financial Statements.

10	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights	BlackRock Cash Funds: Government

	Institutional
	Period from January 1, 2011 to April 18, 2011[1]	Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0008	0.0009	0.0200	0.0500	0.0492
Dividends from net investment income	(0.0001)	(0.0008)	(0.0009)	(0.0200)	(0.0500)	(0.0492)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.01%[3]	0.09%	0.09%	1.96%	5.15%	5.04%

Ratios to Average Net Assets[4]
Total expenses	0.13%[5,6]	0.19%	0.15%[7]	0.16%	0.18%	0.16%

Total expenses after fees waived	0.11%[5,6]	0.11%	0.08%	0.10%	0.12%	0.12%

Net investment income	0.05%[5,6]	0.09%	0.11%	0.29%	4.67%	4.75%

Supplemental Data
Net assets, end of period (000)	$– [1]	$5,663	$10,496	$1,594,728	$3,031	$395

[1]	There were no Institutional Shares outstanding from April 19, 2011 through June 30, 2011.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]

Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which includes gross expenses.

[5]	Annualized.
[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.06%.
[7]	Ratio revised to reflect exclusion of fees waived.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	11

Financial Highlights (continued)	BlackRock Cash Funds: Government

	Select
	Six Months Ended June 30, 2011 (Unaudited)
		Year Ended December 31,

		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0003	0.0008	0.0200	0.0500	0.0483
Dividends from net investment income	(0.0000)	(0.0003)	(0.0008)	(0.0200)	(0.0500)	(0.0483)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.03%	0.08%	1.89%	5.06%	4.94%

Ratios to Average Net Assets[3]
Total expenses	0.26%[4,5]	0.29%	0.25%[6]	0.23%	0.28%	0.26%

Total expenses after fees waived	0.13%[4,5]	0.13%	0.09%	0.07%	0.20%	0.21%

Net investment income	0.00%[4,5]	0.03%	0.08%	0.82%	5.03%	4.84%

Supplemental Data
Net assets, end of period (000)	$11,774	$17,263	$69,139	$81,424	$14,269	$42,683

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]

Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which includes gross expenses.

[4]	Annualized.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.11%.
[6]	Ratio revised to reflect exclusion of fees waived.

See Notes to Financial Statements.

12	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	BlackRock Cash Funds: Government

	SL Agency
	Period from January 1, 2011 to March 30, 2011[1] (Unaudited)	Period from January 1, 2010 to March 14, 2010[2]	Period from February 4, 2009[3] to December 31, 2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0009
Dividends from net investment income	(0.0002)	(0.0002)	(0.0009)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return[4,5]
Based on net asset value	0.02%	0.02%	0.09%

Ratios to Average Net Assets[6,7]
Total expenses	0.10%[8]	0.12%	0.12%

Total expenses after fees waived	0.09%[8]	0.02%	0.07%

Net investment income	0.08%[8]	0.08%	0.10%

Supplemental Data
Net assets, end of period (000)	$– [1]	$– [2]	$563,288

[1]	There were no SL Agency Shares outstanding from March 31, 2011 through June 30, 2011.
[2]	There were no SL Agency Shares outstanding from March 15, 2010 through December 31, 2010.
[3]	Commencement of operations.
[4]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]

Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the periods ended March 14, 2010 and December 31, 2009 which includes gross expenses.

[7]	Annualized.
[8]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	13

Financial Highlights (concluded)	BlackRock Cash Funds: Government

	Trust
	Six Months Ended June 30, 2011 (Unaudited)
		Year Ended December 31,
		2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0002	0.0008	0.0200	0.0500	0.0459
Dividends from net investment income	(0.0000)	(0.0002)	(0.0008)	(0.0200)	(0.0500)	(0.0459)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.02%	0.08%	1.69%	4.80%	4.69%

Ratios to Average Net Assets[3]
Total expenses	0.49%[4,5]	0.53%	0.48%[6]	0.47%	0.51%	0.49%

Total expenses after fees waived	0.13%[4,5]	0.15%	0.09%	0.07%	0.45%	0.45%

Net investment income	0.00%[4,5]	0.03%	0.08%	0.16%	4.78%	4.60%

Supplemental Data
Net assets, end of period (000)	$2,942	$3,532	$13,462	$12,380	$50	$108

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]

Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which includes gross expenses.

[4]	Annualized.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.12%.
[6]	Ratio revised to reflect exclusion of fees waived.

See Notes to Financial Statements.

14	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights	BlackRock Cash Funds: Institutional

	Aon Captives
	Six Months Ended June 30,	Year Ended December 31,
	2011
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0012	0.0033	0.0300	0.0500	0.0500
Dividends from net investment income	(0.0004)	(0.0012)	(0.0033)	(0.0300)	(0.0500)	(0.0500)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.04%[2]	0.12%	0.33%	2.74%	5.26%	5.00%

Ratios to Average Net Assets[3]
Total expenses	0.22%[4,5]	0.25%	0.25%	0.26%	0.26%	0.23%

Total expenses after fees waived	0.22%[4,5]	0.22%	0.22%	0.23%	0.21%	0.19%

Net investment income	0.08%[4,5]	0.11%	0.35%	2.67%	5.12%	4.86%

Supplemental Data
Net assets, end of period (000)	$19,571	$59,237	$72,949	$97,273	$90,192	$69,083

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]

Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which includes gross expenses.

[4]	Annualized.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	15

Financial Highlights (continued)	BlackRock Cash Funds: Institutional

	Capital
	Period from January 1, 2010 to December 1, 2010[1]	Year Ended December 31, 2009	Period from February 28, 2008[2] to December 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0018	0.0041	0.0200
Dividends from net investment income	(0.0018)	(0.0041)	(0.0200)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return[3]
Based on net asset value	0.18%[4]	0.41%	2.14%[4]

Ratios to Average Net Assets[5]
Total expenses	0.17%[6]	0.17%	0.19%[6]

Total expenses after fees waived	0.14%[6]	0.14%	0.14%[6]

Net investment income	0.18%[6]	0.33%	2.57%[6]

Supplemental Data
Net assets, end of period (000)	$– [1]	$277,382	$101

[1]	There were no Capital Shares outstanding from December 2, 2010 through December 31, 2010.
[2]	Commencement of operations.
[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[4]	Aggregate total investment return.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
[6]	Annualized.

See Notes to Financial Statements.

16	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	BlackRock Cash Funds: Institutional

	Institutional
	Six Months Ended June 30, 2011	Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0009	0.0022	0.0043	0.0300	0.0500	0.0500
Dividends from net investment income	(0.0009)	(0.0022)	(0.0043)	(0.0300)	(0.0500)	(0.0500)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.09%[2]	0.22%	0.43%	2.85%	5.36%	5.11%

Ratios to Average Net Assets[3]
Total expenses	0.12%[4,5]	0.15%	0.15%	0.15%	0.16%	0.14%

Total expenses after fees waived	0.12%[4,5]	0.12%	0.12%	0.12%	0.11%	0.10%

Net investment income	0.18%[4,5]	0.22%	0.78%	2.65%	5.25%	4.97%

Supplemental Data
Net assets, end of period (000)	$1,027,775	$1,076,268	$973,221	$20,223,437	$6,653,737	$4,198,724

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]

Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which includes gross expenses.

[4]	Annualized.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	17

Financial Highlights (continued)	BlackRock Cash Funds: Institutional

	Premium
	Period from January 1, 2010 to
	November 11,	Year Ended December 31,
	2010[1]	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0038	0.0300	0.0500	0.0500
Dividends from net investment income	(0.0003)	(0.0038)	(0.0300)	(0.0500)	(0.0500)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.03%[3]	0.38%	2.80%	5.31%	5.05%

Ratios to Average Net Assets[4]
Total expenses	0.20%[5]	0.20%	0.21%	0.21%	0.19%

Total expenses after fees waived	0.17%[5]	0.17%	0.18%	0.16%	0.15%

Net investment income	0.10%[5]	0.48%	2.79%	5.21%	4.93%

Supplemental Data
Net assets, end of period (000)	$– [1]	$97,513	$1,021,216	$746,582	$1,321,042

[1]	There were no Premium Shares outstanding from November 12, 2010 through December 31, 2010.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
[5]	Annualized.

See Notes to Financial Statements.

18	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	BlackRock Cash Funds: Institutional

	Select
	Six Months Ended June 30,
	2011	Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0014	0.0035	0.0300	0.0500	0.0500
Dividends from net investment income	(0.0005)	(0.0014)	(0.0035)	(0.0300)	(0.0500)	(0.0500)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.05%[2]	0.14%	0.35%	2.76%	5.26%	5.00%

Ratios to Average Net Assets[3]
Total expenses	0.22%[4,5]	0.25%	0.23%	0.28%	0.25%	0.23%

Total expenses after fees waived	0.20%[4,5]	0.20%	0.20%	0.23%	0.20%	0.19%

Net investment income	0.11%[4,5]	0.13%	0.57%	2.05%	5.11%	4.55%

Supplemental Data
Net assets, end of period (000)	$19,858	$29,944	$23,204	$10,014	$4,807	$1,229

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]

Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which includes gross expenses.

[4]	Annualized.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	19

Financial Highlights (continued)	BlackRock Cash Funds: Institutional

	SL Agency
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Period from February 4, 2009[1] to December 31, 2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0011	0.0025	0.0035
Dividends from net investment income	(0.0011)	(0.0025)	(0.0035)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.11%[3]	0.25%	0.36%[3]

Ratios to Average Net Assets[4]
Total expenses	0.09%[5,6]	0.12%	0.12%[5]

Total expenses after fees waived	0.09%[5,6]	0.09%	0.09%[5]

Net investment income	0.21%[5,6]	0.24%	0.38%[5]

Supplemental Data
Net assets, end of period (000)	$29,501,075	$17,938,932	$18,832,492

[1]	Commencement of operations.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]

Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the year ended December 31, 2010 and period ended December 31, 2009 which includes gross expenses.

[5]	Annualized.
[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

20	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (concluded)	BlackRock Cash Funds: Institutional

	Trust
	Six Months Ended June 30,
	2011	Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0018	0.0200	0.0500	0.0500
Dividends from net investment income	(0.0000)	(0.0001)	(0.0018)	(0.0200)	(0.0500)	(0.0500)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	0.18%	2.51%	5.01%	4.76%

Ratios to Average Net Assets[3]
Total expenses	0.45%[4,5]	0.48%	0.48%	0.49%	0.48%	0.47%

Total expenses after fees waived	0.30%[4,5]	0.31%	0.40%	0.46%	0.43%	0.43%

Net investment income	0.00%[4,5]	0.01%	0.22%	2.50%	4.93%	4.95%

Supplemental Data
Net assets, end of period (000)	$10,593	$7,776	$19,713	$76,334	$85,774	$197,480

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]

Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which includes gross expenses.

[4]	Annualized.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	21

Financial Highlights	BlackRock Cash Funds: Prime

	Capital
	Six Months Ended June 30,			Period from February 28, 2008[1] to
	2011	Year Ended December 31,		December 31,
	(Unaudited)	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0008	0.0018	0.0030	0.0200
Dividends from net investment income	(0.0008)	(0.0018)	(0.0030)	(0.0200)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.08%[3]	0.18%	0.30%	2.13%[3]

Ratios to Average Net Assets[4]
Total expenses	0.14%[5,6]	0.17%	0.19%	0.21%[5]

Total expenses after fees waived	0.14%[5,6]	0.14%	0.16%	0.15%[5]

Net investment income	0.16%[5,6]	0.17%	0.27%	2.23%[5]

Supplemental Data
Net assets, end of period (000)	$466,074	$517,988	$673,375	$226,487

[1]	Commencement of operations.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]

Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the two years ended December 31, 2010 and period ended December 31, 2008 which includes gross expenses.

[5]	Annualized.
[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

22	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	BlackRock Cash Funds: Prime

	Institutional
	Six Months Ended June 30, 2011	Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0009	0.0020	0.0032	0.0300	0.0500	0.0500
Dividends from net investment income	(0.0009)	(0.0020)	(0.0032)	(0.0300)	(0.0500)	(0.0500)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.09%[2]	0.20%	0.32%	2.83%	5.32%	5.07%

Ratios to Average Net Assets[3]
Total expenses	0.12%[4,5]	0.15%	0.17%	0.15%	0.15%	0.14%

Total expenses after fees waived	0.12%[4,5]	0.12%	0.14%	0.11%	0.12%	0.11%

Net investment income	0.18%[4,5]	0.20%	0.39%	2.80%	5.19%	4.93%

Supplemental Data
Net assets, end of period (000)	$3,184,922	$3,570,577	$3,014,591	$10,812,890	$8,363,790	$5,915,836

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]

Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which includes gross expenses.

[4]	Annualized.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	23

Financial Highlights (continued)	BlackRock Cash Funds: Prime

	Premium
	Six Months Ended June 30,
	2011	Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0015	0.0027	0.0270	0.0500	0.0500
Dividends from net investment income	(0.0006)	(0.0015)	(0.0027)	(0.0270)	(0.0500)	(0.0500)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.07%[2]	0.15%	0.27%	2.78%	5.27%	5.02%

Ratios to Average Net Assets[3]
Total expenses	0.17%[4,5]	0.20%	0.23%	0.21%	0.20%	0.19%

Total expenses after fees waived	0.17%[4,5]	0.17%	0.20%	0.17%	0.17%	0.16%

Net investment income	0.13%[4,5]	0.14%	0.34%	2.60%	5.14%	4.88%

Supplemental Data
Net assets, end of period (000)	$2,069,072	$1,232,743	$1,817,088	$4,304,633	$1,795,477	$1,551,648

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]

Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which includes gross expenses.

[4]	Annualized.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

24	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	BlackRock Cash Funds: Prime

	Select
	Six Months Ended June 30,
	2011	Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0012	0.0024	0.0280	0.0500	0.0500
Dividends from net investment income	(0.0005)	(0.0012)	(0.0024)	(0.0280)	(0.0500)	(0.0500)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.05%[2]	0.12%	0.24%	2.75%	5.24%	4.97%

Ratios to Average Net Assets[3]
Total expenses	0.22%[4,5]	0.25%	0.27%	0.25%	0.25%	0.24%

Total expenses after fees waived	0.20%[4,5]	0.20%	0.22%	0.18%	0.20%	0.21%

Net investment income	0.10%[4,5]	0.12%	0.24%	2.95%	5.06%	4.67%

Supplemental Data
Net assets, end of period (000)	$68,368	$80,614	$73,810	$143,150	$268,352	$21,642

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]

Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which includes gross expenses.

[4]	Annualized.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	25

Financial Highlights (continued)	BlackRock Cash Funds: Prime

	SL Agency
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Period from February 4, 2009[1] to December 31, 2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0010	0.0023	0.0028
Dividends from net investment income	(0.0010)	(0.0023)	(0.0028)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.10%[3]	0.23%	0.28%[3]

Ratios to Average Net Assets[4]
Total expenses	0.09%[5,6]	0.12%	0.14%[5]

Total expenses after fees waived	0.09%[5,6]	0.09%	0.11%[5]

Net investment income	0.21%[5,6]	0.22%	0.31%[5]

Supplemental Data
Net assets, end of period (000)	$3,941,149	$3,696,051	$5,860,881

[1]	Commencement of operations.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]

Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the year ended December 31, 2010 and period ended December 31, 2009 which includes gross expenses.

[5]	Annualized.
[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

26	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (concluded)	BlackRock Cash Funds: Prime

	Trust
	Six Months Ended June 30,
	2011	Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0001	0.0011	0.0200	0.0500	0.0500
Dividends from net investment income	(0.0000)	(0.0001)	(0.0011)	(0.0200)	(0.0500)	(0.0500)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.01%	0.11%	2.49%	4.98%	4.72%

Ratios to Average Net Assets[3]
Total expenses	0.45%[4,5]	0.48%	0.51%	0.52%	0.48%	0.47%

Total expenses after fees waived	0.30%[4,5]	0.29%	0.36%	0.48%	0.45%	0.45%

Net investment income	0.00%[4,5]	0.01%	0.09%	1.34%	4.89%	4.63%

Supplemental Data
Net assets, end of period (000)	$34,458	$37,044	$96,349	$3,370	$50	$108

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]

Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which includes gross expenses.

[4]	Annualized.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.03%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	27

Financial Highlights	BlackRock Cash Funds: Treasury

	Capital
	Six Months Ended June 30, 2011	Year Ended December 31,		Period from February 28, 2008[1] to December 31,
	(Unaudited)	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0007	0.0008	0.0100
Dividends from net investment income	(0.0001)	(0.0007)	(0.0008)	(0.0100)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.01%[3]	0.07%	0.08%	1.12%[3]

Ratios to Average Net Assets[4]
Total expenses	0.14%[5,6]	0.17%	0.17%	0.19%[5]

Total expenses after fees waived	0.12%[5,6]	0.12%	0.08%	0.05%[5]

Net investment income	0.01%[5,6]	0.06%	0.07%	0.37%[5]

Supplemental Data
Net assets, end of period (000)	$18,375	$139,657	$32,419	$44,698

[1]	Commencement of operations.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]

Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the two years ended December 31, 2010 and period ended December 31, 2008 which includes gross expenses.

[5]	Annualized.
[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

See Notes to Financial Statements.

28	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	Institutional
	Six Months Ended June 30, 2011	Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0009	0.0008	0.0200	0.0500	0.0500
Dividends from net investment income	(0.0001)	(0.0009)	(0.0008)	(0.0200)	(0.0500)	(0.0500)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.01%[2]	0.09%	0.08%	1.61%	4.95%	5.04%

Ratios to Average Net Assets[3]
Total expenses	0.12%[4,5]	0.16%	0.12%	0.15%	0.18%	0.19%

Total expenses after fees waived	0.12%[4,5]	0.11%	0.04%	0.04%	0.04%	0.00%

Net investment income	0.05%[4,5]	0.08%	0.09%	0.39%	4.74%	5.03%

Supplemental Data
Net assets, end of period (000)	$4	$124,791	$30,011	$1,305,944	$131,190	$126,518

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]

Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which includes gross expenses.

[4]	Annualized.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	29

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	Premium
	Period from January 1, 2010 to July 26,	Year Ended December 31,
	2010[1]	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0007	0.0200	0.0500	0.0500
Dividends from net investment income	(0.0003)	(0.0007)	(0.0200)	(0.0500)	(0.0500)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.03%[3]	0.08%	1.57%	4.90%	4.99%

Ratios to Average Net Assets[4]
Total expenses	0.20%[5]	0.19%	0.20%	0.23%	0.23%

Total expenses after fees waived	0.11%[5]	0.08%	0.07%	0.09%	0.05%

Net investment income	0.05%[5]	0.09%	1.17%	4.44%	4.61%

Supplemental Data
Net assets, end of period (000)	$– [1]	$2,542	$65,095	$61,513	$2,112

[1]	There were no Premium Shares outstanding from July 27, 2010 through December 31, 2010.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
[5]	Annualized.

See Notes to Financial Statements.

30	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	Select
	Six Months Ended June 30, 2011	Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0003	0.0007	0.0200	0.0500	0.0500
Dividends from net investment income	(0.0000)	(0.0003)	(0.0007)	(0.0200)	(0.0500)	(0.0500)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.03%	0.08%	1.55%	4.86%	4.94%

Ratios to Average Net Assets[3]
Total expenses	0.21%[4,5]	0.25%	0.25%	0.25%	0.27%	0.30%

Total expenses after fees waived	0.10%[4,5]	0.12%	0.08%	0.09%	0.10%	0.10%

Net investment income	0.00%[4,5]	0.04%	0.08%	0.92%	5.06%	5.15%

Supplemental Data
Net assets, end of period (000)	$10,192	$288	$4,815	$24,340	$10,050	$55,919

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]

Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which includes gross expenses.

[4]	Annualized.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	31

Financial Highlights (continued)	BlackRock Cash Funds: Treasury

	SL Agency
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Period from February 4, 2009[1] to December 31, 2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0011	0.0008
Dividends from net investment income	(0.0002)	(0.0011)	(0.0008)

Net asset value, end of period	$1.00	$1.00	$1.00

Total Investment Return[2]
Based on net asset value	0.02%[3]	0.12%	0.09%[3]

Ratios to Average Net Assets[4]
Total expenses	0.08%[5,6]	0.13%	0.12%[5]

Total expenses after fees waived	0.08%[5,6]	0.08%	0.07%[5]

Net investment income	0.04%[5,6]	0.11%	0.08%[5]

Supplemental Data
Net assets, end of period (000)	$1,453,413	$1,457,943	$4,009,074

[1]	Commencement of operations.
[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[3]	Aggregate total investment return.
[4]

Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the year ended December 31, 2010 and period ended December 31, 2009 which includes gross expenses.

[5]	Annualized.
[6]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

See Notes to Financial Statements.

32	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (concluded)	BlackRock Cash Funds: Treasury

	Trust
	Six Months Ended June 30, 2011	Year Ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000	0.0002	0.0007	0.0100	0.0500	0.0500
Dividends from net investment income	(0.0000)	(0.0002)	(0.0007)	(0.0100)	(0.0500)	(0.0500)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Based on net asset value	0.00%[2]	0.02%	0.08%	1.45%	4.61%	4.70%

Ratios to Average Net Assets[3]
Total expenses	0.44%[4,5]	0.48%	0.47%	0.47%	0.51%	0.52%

Total expenses after fees waived	0.12%[4,5]	0.16%	0.08%	0.01%	0.36%	0.33%

Net investment income	0.00%[4,5]	0.02%	0.08%	0.05%	4.65%	4.60%

Supplemental Data
Net assets, end of period (000)	$16,327	$12,999	$55,618	$94,654	$50	$108

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]

Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income, except the total expenses for the five years ended December 31, 2010 which includes gross expenses.

[4]	Annualized.
[5]	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of 0.04%.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	33

Notes to Financial Statements (Unaudited)	BlackRock Funds III

1. Organization and Significant Accounting Policies:

BlackRock Funds III (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Trust is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to four series of the Trust: BlackRock Cash Funds: Government (“Government”), BlackRock Cash Funds: Institutional (“Institutional”), BlackRock Cash Funds: Prime (“Prime”) and Black-Rock Cash Funds: Treasury (“Treasury”) (each a “Fund” and together, the “Funds”). The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund seeks to achieve its investment objective by investing all or a portion of its assets in a separate series of Master Investment Portfolio (“MIP”): Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (each a “Master Portfolio” and together, the “Master Portfolios”). Each Master Portfolio has the same or substantially similar investment objective as its corresponding Fund. The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio.

The value of each Fund’s investment in its corresponding Master Portfolio reflects that Fund’s interest in the net assets of that Master Portfolio (100%, 96.91%, 86.80% and 69.78% for Government, Institutional, Prime and Treasury, respectively, as of June 30, 2011).

The Funds offer multiple classes of shares although certain share classes may not be outstanding at report date. Each Fund offers the following classes of shares: Institutional Shares, Select Shares, SL Agency Shares and Trust Shares. Institutional, Prime and Treasury offer Capital Shares and Premium Shares and Institutional also offers Aon Captives Shares.

All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions and differ principally with respect to administration and service fees to which the classes are subject. The Aon Captives shares have exclusive voting rights with respect to matters relating to their shareholder servicing expenditures.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund’s policy is to fair value its financial instruments at market value. Each Fund records its investment in its corresponding Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolios is discussed in Note 1 of the Master Portfolios’

Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Net Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master Portfolios are accounted on a trade date basis. Each Fund records daily its proportionate share of its Master Portfolio’s income, expenses and realized gains and losses. In addition, each Fund accrues its own expenses. Income, expenses and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Distributions to shareholders from net investment income are declared daily and distributed monthly. Distributions of capital gains, if any, are recorded on the ex-dividend dates. Dividends are determined separately for each class based on income and expenses allocable to each class. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Funds are allocated daily to each class based on its relative net assets.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but Barclays is not.

The Trust entered into administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC, in consideration thereof, has agreed to bear all

34	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (continued)	BlackRock Funds III

of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. BTC is entitled to receive for these administration services an annual fee based on the average daily net assets of each share class of each Fund as follows:

	Government		Institutional	Prime	Treasury
Aon Captives	N/A		0.05%	N/A	N/A
Capital	N/A		0.07%*	0.07%	0.07%
Institutional	0.05	%*	0.05%	0.05%	0.05%
Premium	N/A		0.10%*	0.10%	0.10%*
Select	0.15%		0.15%	0.15%	0.15%
SL Agency	0.02	%*	0.02%	0.02%	0.02%
Trust	0.38%		0.38%	0.38%	0.38%

*	There were no shares outstanding as of June 30, 2011.

For the six months ended June 30, 2011, the administration fees, which are included in administration – class specific in the Statements of Operations, for each class of each Fund are as follows:

	Government		Institutional	Prime	Treasury
Aon Captives	N/A		$4,745	N/A	N/A
Capital	N/A		–	$240,892	$7,182
Institutional	$920	*	$209,409	$779,837	$3,860
Premium	N/A		–	$838,512	–
Select	$9,996		$18,327	$59,366	$3,303
SL Agency	$17,715	*	$2,263,490	$373,469	$97,801
Trust	$4,274		$16,802	$55,280	$26,972

*	There were no shares outstanding as of June 30, 2011.

From time to time, BTC may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance. BTC may delegate certain of its administration duties to sub-administrators.

BTC contractually agreed to waive a portion of its administration fees for the Select Shares through April 30, 2012. After giving effect to such contractual waiver, the administration fee rate for the Select Shares will be 0.13%. These amounts are included in fees waived by administrator – class specific in the Statements of Operations.

The fees and expenses of the Funds’ trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. BTC has contractually agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the independent expenses through April 30, 2012. These amounts are included in fees waived by administrator – class specific in the Statements of Operations.

BTC has voluntarily agreed to waive administration fees to enable the Funds to maintain a minimum daily net investment income dividend. These amounts are included in fees waived by administrator – class specific in the Statements of Operations. BTC may discontinue the waiver at any time.

For the six months ended June 30, 2011, BTC waived administration fees for the Funds as follows:

	Government	Institutional	Prime	Treasury
Aon Captives	–	$6	–	–
Capital	–	–	$521	$2,191
Institutional	$402	$243	$2,282	$111
Premium	–	–	$1,225	–
Select	$8,693	$2,451	$7,972	$2,548
SL Agency	$2,936	$6,602	$2,754	$21,565
Trust	$4,118	$6,553	$21,617	$23,111

As of June 30, 2011, the only eligible investors for the SL Agency Shares of the Funds are investment companies for which (i) BlackRock Fund Advisors (“BFA”), the investment advisor to the Master Portfolios, BTC, or an affiliate provides investment advisory or administration services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in the Funds. Affiliated shareholders in the SL Agency Shares of the Funds represent a significant portion of the outstanding shares and net assets of Institutional, Prime and Treasury.

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates.

3. Shareholder Servicing Plan:

SEI Investments Distribution Co. (“SEI”) is the distributor for the Funds. Institutional has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which authorizes the Aon Captives Shares of Institutional to pay expenses relating to the shareholder servicing of such shares. Under the plan, SEI is entitled to receive an annual fee for these services of 0.10% of the average daily net assets of the Aon Captives Shares. The Capital Shares, Institutional Shares, Premium Shares, Select Shares and SL Agency Shares of Institutional do not pay any fees for shareholder servicing. The fees paid to SEI by Institutional are shown as service – Aon Captives Shares in the Statements of Operations.

4. Capital Loss Carryforwards:

As of December 31, 2010, Prime had capital loss carryforwards of $2,992,784 expiring on December 31, 2016. Such losses may be used to offset future realized capital gains through the indicated expiration date.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund after December 31, 2010 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in the pre-enactment taxable years.

BLACKROCK FUNDS III	JUNE 30, 2011	35

Notes to Financial Statements (continued)	BlackRock Funds III

5. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

Government	Six Months Ended June 30, 2011	Year Ended December 31, 2010

Institutional
Shares sold	21,120,001	592,921,890
Shares issued in reinvestment of dividends	2,430	37,427

Total issued	21,122,431	592,959,317
Shares redeemed	(26,782,984)	(597,794,818)

Net decrease	(5,660,553)	(4,835,501)

Select
Shares sold	9,018,285	99,014,400
Shares issued in reinvestment of dividends	229	12,017

Total issued	9,018,514	99,026,417
Shares redeemed	(14,509,380)	(150,902,208)

Net decrease	(5,490,866)	(51,875,791)

SL Agency
Shares sold	1,038,402,500	801,229,411
Shares issued in reinvestment of dividends	15,152	–

Total issued	1,038,417,652	801,229,411
Shares redeemed	(1,038,417,652)	(1,364,516,935)

Net decrease	–	(563,287,524)

Trust
Shares sold	2,019,037	5,004,885
Shares issued in reinvestment of dividends	4	2,924

Total issued	2,019,041	5,007,809
Shares redeemed	(2,609,290)	(14,937,335)

Net decrease	(590,249)	(9,929,526)

Institutional

Aon Captives
Shares sold	4,245,560	10,063,063
Shares issued in reinvestment of dividends	6,549	20,132

Total issued	4,252,109	10,083,195
Shares redeemed	(43,918,844)	(23,797,290)

Net decrease	(39,666,735)	(13,714,095)

Institutional (concluded)	Six Months Ended June 30, 2011	Year Ended December 31, 2010

Capital
Shares sold	–	1,572,533,625
Shares issued in reinvestment of dividends	–	362,375

Total issued	–	1,572,896,000
Shares redeemed	–	(1,850,277,220)

Net decrease	–	(277,381,220)

Institutional
Shares sold	3,570,312,029	7,331,073,034
Shares issued in reinvestment of dividends	680,122	864,648

Total issued	3,570,992,151	7,331,937,682
Shares redeemed	(3,619,515,633)	(7,228,877,516)

Net increase (decrease)	(48,523,482)	103,060,166

Premium
Shares sold	–	485,300,001
Shares issued in reinvestment of dividends	–	17,598

Total issued	–	485,317,599
Shares redeemed	–	(582,820,676)

Net decrease	–	(97,503,077)

Select
Shares sold	14,469,031	54,213,075
Shares issued in reinvestment of dividends	15,526	29,032

Total issued	14,484,557	54,272,107
Shares redeemed	(24,570,803)	(47,502,671)

Net increase (decrease)	(10,086,246)	6,739,436

SL Agency
Shares sold	44,736,675,990	70,137,158,166
Shares issued in reinvestment of dividends	545	7,205

Total issued	44,736,676,535	70,137,165,371
Shares redeemed	(33,175,281,181)	(71,030,909,239)

Net increase (decrease)	11,561,395,354	(893,743,868)

Trust
Shares sold	32,408,489	42,283,652
Shares issued in reinvestment of dividends	292	2,504

Total issued	32,408,781	42,286,156
Shares redeemed	(29,591,854)	(54,223,836)

Net increase (decrease)	2,816,927	(11,937,680)

36	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (continued)	BlackRock Funds III

Prime	Six Months Ended June 30, 2011	Year Ended December 31, 2010

Capital
Shares sold	1,902,102,640	4,560,700,637
Shares issued in reinvestment of dividends	530,326	763,522

Total issued	1,902,632,966	4,561,464,159
Shares redeemed	(1,954,365,387)	(4,716,905,406)

Net decrease	(51,732,421)	(155,441,247)

Institutional
Shares sold	10,614,358,291	19,420,053,454
Shares issued in reinvestment of dividends	1,296,427	2,619,911

Total issued	10,615,654,718	19,422,673,365
Shares redeemed	(11,003,363,839)	(18,867,130,981)

Net increase (decrease)	(387,709,121)	555,542,384

Premium
Shares sold	13,121,079,354	21,165,592,835
Shares issued in reinvestment of dividends	664,866	1,156,263

Total issued	13,121,744,220	21,166,749,098
Shares redeemed	(12,286,391,179)	(21,751,251,754)

Net increase (decrease)	835,353,041	(584,502,656)

Select
Shares sold	297,797,667	746,666,852
Shares issued in reinvestment of dividends	45,880	93,798

Total issued	297,843,547	746,760,650
Shares redeemed	(310,037,573)	(739,969,815)

Net increase (decrease)	(12,194,026)	6,790,835

SL Agency
Shares sold	1,651,002,232	668,882,337
Shares issued in reinvestment of dividends	–	–

Total issued	1,651,002,232	668,882,337
Shares redeemed	(1,403,953,354)	(2,834,355,287)

Net increase (decrease)	247,048,878	(2,165,472,950)

Trust
Shares sold	30,145,897	82,329,392
Shares issued in reinvestment of dividends	–	9,509

Total issued	30,145,897	82,338,901
Shares redeemed	(32,711,906)	(141,649,948)

Net decrease	(2,566,009)	(59,311,047)

Treasury	Six Months Ended June 30, 2011	Year Ended December 31, 2010

Capital
Shares sold	2,100,000	460,067,303
Shares issued in reinvestment of dividends	18,196	29,950

Total issued	2,118,196	460,097,253
Shares redeemed	(123,400,242)	(352,858,461)

Net increase (decrease)	(121,282,046)	107,238,792

Institutional
Shares sold	63,709,146	1,755,315,568
Shares issued in reinvestment of dividends	10,691	69,870

Total issued	63,719,837	1,755,385,438
Shares redeemed	(188,497,709)	(1,660,614,707)

Net increase (decrease)	(124,777,872)	94,770,731

Premium
Shares sold	–	19,296,388
Shares issued in reinvestment of dividends	–	789

Total issued	–	19,297,177
Shares redeemed	–	(21,838,781)

Net decrease	–	(2,541,604)

Select
Shares sold	19,384,975	45,406,723
Shares issued in reinvestment of dividends	41	924

Total issued	19,385,016	45,407,647
Shares redeemed	(9,480,924)	(49,934,402)

Net increase (decrease)	9,904,092	(4,526,755)

SL Agency
Shares sold	17,546,868,351	32,115,170,740
Shares issued in reinvestment of dividends	2,258	2,808

Total issued	17,546,870,609	32,115,173,548
Shares redeemed	(17,551,413,644)	(34,666,506,887)

Net decrease	(4,543,035)	(2,551,333,339)

Trust
Shares sold	13,119,412	219,161,537
Shares issued in reinvestment of dividends	713	11,988

Total issued	13,120,125	219,173,525
Shares redeemed	(9,792,821)	(261,794,793)

Net increase (decrease)	3,327,304	(42,621,268)

BLACKROCK FUNDS III	JUNE 30, 2011	37

Notes to Financial Statements (concluded)	BlackRock Funds III

6. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

38	BLACKROCK FUNDS III	JUNE 30, 2011

Portfolio Information as of June 30, 2011	Master Investment Portfolio

Government Money Market Master Portfolio
Portfolio Composition	Percent of Net Assets
Repurchase Agreements	100%

Total	100%

Money Market Master Portfolio
Portfolio Composition	Percent of Net Assets
Certificates of Deposit	38%
Commercial Paper	26
Repurchase Agreements	11
Time Deposits	10
U.S. Treasury Obligations	7
U.S. Government Sponsored Agency Obligations	7
Corporate Notes	1

Total	100%

Prime Money Market Master Portfolio
Portfolio Composition	Percent of Net Assets
Certificates of Deposit	37%
Repurchase Agreements	21
Commercial Paper	19
U.S. Government Sponsored Agency Obligations	9
Time Deposits	9
U.S. Treasury Obligations	4
Corporate Notes	1

Total	100%

Treasury Money Market Master Portfolio
Portfolio Composition	Percent of Net Assets
Repurchase Agreements	84%
U.S. Treasury Obligations	16

Total	100%

BLACKROCK FUNDS III	JUNE 30, 2011	39

Schedule of Investments June 30, 2011 (Unaudited)	Government Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities Inc., 0.06%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $3,000,005, collateralized by U.S. government obligations, 7.00%, 10/1/38, par and fair value of $8,425,629 and $3,090,000, respectively)	$3,000	$3,000,000
Goldman Sachs & Co. Inc., 0.03%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $3,258,003, collateralized by U.S. government obligations, 2.94%, 2/20/40, par and fair value of $3,373,526 and $3,355,741, respectively)	3,258	3,258,000
Merrill Lynch & Co. Inc., 0.06%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $3,000,005, collateralized by U.S. government obligations, 6.00%, 9/15/36, par and fair value of $2,761,130 and $3,090,001, respectively)	3,000	3,000,000
Morgan Stanley & Co. Inc., 0.00%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $2,471,000, collateralized by U.S. Treasury obligations, 4.38%, 5/15/40, par and fair value of $2,503,300 and $2,520,520, respectively)	$2,471	$2,471,000
RBS Securities Inc., 0.05%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $3,000,004, collateralized by U.S. government obligations, 3.80% to 4.87%, 6/1/38 to 5/1/41, par and fair value of $7,256,151 and $3,063,478, respectively)	3,000	3,000,000

Total Repurchase Agreements – 100.0%		14,729,000

Total Investments (Cost – $14,729,000*) – 100.0%		14,729,000
Liabilities in Excess of Other Assets – 0.0%		(6,896)

Net Assets – 100.0%		$14,722,104

*	Cost for federal income tax purposes.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Master Portfolio’s Notes to Financial Statements. The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$14,729,000	–	$14,729,000

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

40	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (a)
Australia & New Zealand Banking Group Ltd.,
0.29%, 7/07/11(b)	$47,000	$46,999,998
Bank of Montreal, Chicago:
0.18%, 9/28/11	70,000	70,000,000
0.29%, 11/22/11(b)	300,000	300,000,000
0.27%, 2/29/12(b)	100,000	100,000,000
Bank of Nova Scotia, Houston,
0.20%, 8/05/11	450,000	450,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.23%, 8/17/11	400,000	400,000,000
0.21%, 8/31/11	600,000	600,000,000
BNP Paribas S.A., New York:
0.25%, 8/09/11	200,000	200,000,000
0.33%, 9/01/11	500,000	500,000,000
0.45%, 12/12/11(b)	200,000	200,000,000
Canadian Imperial Bank of Commerce, New York, 0.24%, 7/18/11(b)	455,000	455,000,000
Credit Suisse, New York, 0.20%, 8/04/11	500,000	500,000,000
Deutsche Bank AG, New York,
0.28%, 10/05/11(b)	225,000	225,000,000
HSBC Bank:
0.55%, 2/22/12	175,000	175,011,401
0.53%, 2/28/12	200,000	200,013,374
Lloyds TSB Bank Plc, New York,
0.36%, 2/14/12(b)	256,640	256,640,000
Mizuho Corporate Bank, New York:
0.26%, 8/16/11	700,000	700,000,000
0.23%, 9/02/11	510,000	510,000,000
Nordea Bank Finland Plc, New York:
0.18%, 8/10/11	550,000	550,000,000
0.19%, 8/11/11	45,000	45,000,000
Norinchukin Bank, 0.16%, 7/07/11	1,470,000	1,470,000,000
Royal Bank of Canada, New York (b):
0.25%, 10/14/11	170,000	170,000,000
0.28%, 5/03/12	325,000	325,000,000
Royal Bank of Scotland Plc, Connecticut,
0.52%, 9/19/11	460,000	460,000,000
Societe Generale, New York:
0.29%, 8/01/11	335,000	335,000,000
0.27%, 5/08/12(b)	57,500	57,500,000
0.26%, 5/23/12(b)	71,500	71,500,000
Sumitomo Mitsui Banking Corp., New York:
0.25%, 7/11/11	500,000	500,000,000
0.27%, 9/08/11	600,000	600,000,000
Toronto-Dominion Bank, New York,
0.22%, 8/22/11	120,000	120,000,000
UBS AG, Connecticut(b):
0.29%, 8/11/11	315,000	315,000,000
0.35%, 10/04/11	217,785	217,785,000
0.35%, 10/11/11	245,745	245,745,000
0.23%, 11/10/11	158,500	158,500,000
Westpac Banking Corp., New York:
0.30%, 11/18/11	150,000	150,000,000
0.29%, 4/04/12(b)	74,000	74,000,331
0.28%, 6/11/12(b)	400,000	400,000,000

Total Certificates of Deposit – 38.5%		12,153,695,104

Commercial Paper	Par (000)	Value
Amsterdam Funding Corp.,
0.21%, 8/08/11(c)	$47,750	$47,739,415
Argento Variable Funding Co. Ltd.(c)(d):
0.19%, 8/22/11	121,475	121,441,662
0.46%, 9/12/11	177,000	176,834,898
ASB Finance Ltd., London(d):
0.24%, 8/02/11(b)	94,000	94,000,000
0.30%, 10/20/11(c)	70,000	69,935,250
BNP Paribas Finance Inc., 0.08%, 7/07/11(c)	170,000	169,997,733
BNZ International Funding Ltd.(d):
0.36%, 8/02/11(c)	145,000	144,953,600
0.33%, 11/10/11(b)	50,000	50,001,836
0.36%, 1/06/12(b)	100,000	100,005,054
0.35%, 1/13/12(b)	135,000	135,007,095
0.35%, 1/20/12(b)	45,500	45,502,470
0.36%, 2/02/12(b)	150,000	150,009,025
0.35%, 2/14/12(b)	150,000	150,009,663
0.33%, 4/16/12(b)	100,000	100,000,000
0.34%, 5/22/12(b)	75,000	75,003,493
0.35%, 5/31/12(b)	100,000	100,012,138
BPCE S.A.(c)(d):
0.43%, 7/05/11	245,000	244,988,295
0.30%, 10/17/11	150,000	149,865,000
Caisse d’Amortissement de la Dette Sociale(d):
0.22%, 9/28/11(c)	300,000	299,836,833
0.28%, 5/25/12(b)	650,000	649,935,790
Credit Agricole North America Inc.,
0.22%, 8/08/11(c)	450,000	449,895,500
Credit Suisse, New York, 0.20%, 8/18/11(c)	175,000	174,953,333
Grampian Funding LLC(c)(d):
0.46%, 9/09/11	100,000	99,910,556
0.45%, 9/19/11	95,000	94,905,000
ING US Funding LLC, 0.20%, 8/02/11(c)	100,000	99,982,222
Kells Funding LLC(d):
0.33%, 10/03/11(c)	50,000	49,956,917
0.30%, 12/12/11(b)	216,000	216,000,802
0.30%, 12/21/11(b)	140,000	140,000,000
0.29%, 1/06/12(b)	225,000	225,000,000
0.29%, 1/17/12(c)	125,000	124,798,611
0.28%, 3/02/12(b)	125,000	125,000,000
0.28%, 3/05/12(b)	218,000	218,000,000
0.28%, 3/07/12(b)	125,000	125,000,000
0.32%, 4/16/12(b)	50,000	50,000,000
0.32%, 4/17/12(b)	150,000	150,000,000
National Bank of Canada, New York,
0.17%, 9/16/11(c)	5,000	4,998,182
Nationwide Building Society(c)(d):
0.36%, 7/21/11	191,000	190,961,800
0.36%, 7/27/11	80,000	79,979,200
Nordea North America Inc.(c):
0.22%, 10/19/11	104,230	104,158,342
0.22%, 10/20/11	115,725	115,644,716
0.30%, 10/27/11	415,000	414,598,718
Northern Pines Funding LLC,
0.38%, 10/12/11(b)(d)	195,000	195,000,000
Royal Bank of Scotland Group,
0.23%, 8/01/11(c)(d)	150,000	149,970,292
Scaldis Capital LLC, 0.25%, 8/02/11(c)(d)	70,000	69,984,445
Societe Generale North America Inc.,
0.24%, 8/01/11(c)	10,000	9,997,933

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	41

Schedule of Investments (continued)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Toyota Motor Credit Corp.(c):
0.25%, 7/20/11	$215,000	$214,971,632
0.22%, 8/15/11	100,000	99,972,500
0.22%, 9/22/11	181,000	180,908,193
0.26%, 10/11/11	150,000	149,889,500
0.26%, 10/12/11	150,000	149,888,417
Westpac Banking Corp.,
0.30%, 10/12/11(c)(d)	125,000	124,892,708
Westpac Securities NZ Ltd.(d):
0.23%, 7/26/11(c)	185,000	184,970,451
0.38%, 10/03/11(b)	486,000	486,000,000

Total Commercial Paper – 26.5%		8,345,269,220

Corporate Notes
JPMorgan Chase Bank NA,
0.30%, 7/17/12(b)	250,725	250,725,000

Total Corporate Notes – 0.8%		250,725,000

Time Deposits
Barclays Bank Plc, 0.02%, 7/01/11	700,000	700,000,000
Natixis, 0.10%, 7/01/11	1,100,000	1,100,000,000
State Street Bank & Trust Co.,
0.01%, 7/01/11	1,252,000	1,252,000,000

Total Time Deposits – 9.7%		3,052,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes(b):
0.21%, 8/23/12	200,000	200,046,752
0.24%, 1/10/13	250,000	249,922,879
Federal Farm Credit Bank Variable Rate Notes(b):
0.17%, 4/27/12	144,460	144,441,792
0.19%, 7/09/12	159,000	159,000,000
0.26%, 7/13/12	58,020	58,013,925
0.22%, 7/23/12	44,000	44,014,146
0.22%, 10/12/12	75,000	75,000,000
Federal Home Loan Bank Variable Rate Notes,
0.24%, 10/06/11(b)	187,000	186,979,802
Federal Home Loan Banks, 0.75%, 12/21/11	175,350	175,844,301
Freddie Mac Discount Notes(c):
0.08%, 8/22/11	21,000	20,997,573
0.09%, 10/12/11	150,000	149,961,375
0.11%, 11/08/11	200,000	199,920,556
Freddie Mac Variable Rate Notes(b):
0.07%, 1/13/12	280,000	279,908,809
0.15%, 2/16/12	110,000	109,972,066

Total U.S. Government Sponsored Agency Obligations – 6.5%		2,054,023,976

U.S. Treasury Obligations
U.S. Treasury Note:
1.00%, 10/31/11	390,000	390,982,734
0.88%, 1/31/12	1,450,000	1,456,387,539
1.38%, 5/15/12	450,000	454,409,308

Total U.S. Treasury Obligations – 7.3%		2,301,779,581

Repurchase Agreements	Par (000)	Value
Banc of America Securities LLC, 0.12%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $500,001,667, collateralized by non-U.S. government debt securities, 0.00% to 11.25%, 4/30/12 to 2/12/49, par and fair value of $589,044,536 and $525,000,000, respectively)	$500,000	$500,000,000
Banc of America Securities LLC, 0.37%, 8/4/11 (Purchased on 6/30/11 to be repurchased at $500,179,861, collateralized by non-U.S. government debt securities, 0.00 to 8.62%, 5/15/15 to 12/10/49, par and fair value of $864,559,002 and $535,000,001, respectively)	500,000	500,000,000
BNP Paribas Securities Corp., 0.12%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $425,001,417, collateralized by non-U.S. government debt securities, 3.00% to 9.25%, 2/1/12 to 4/15/24, par and fair value of $405,454,801 and $437,750,000, respectively)	425,000	425,000,000
Citigroup Global Markets Inc., 0.22%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $69,000,422, collateralized by non-U.S. government debt securities, 0.00% to 7.88%, 9/1/20 to 10/17/48, par and fair value of $115,092,313 and $75,900,001, respectively)	69,000	69,000,000
Citigroup Global Markets Inc., 0.49%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $250,003,403, collateralized by non-U.S. government debt securities, 0.00% to 8.70%, 10/1/14 to 1/30/58, par and fair value of $365,900,885 and $273,853,558, respectively)	250,000	250,000,000
Citigroup Global Markets Inc., 0.52%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $190,002,744, collateralized by non-U.S. government debt securities, 0.00% to 8.00%, 11/15/11 to 4/1/57, par and fair value of $298,383,089 and $247,000,000, respectively)	190,000	190,000,000
Citigroup Global Markets Inc., 0.70%, 9/1/11 (Purchased on 6/30/11 to be repurchased at $80,098,000, collateralized by U.S. government obligations, 0.59% to 4.50%, 1/25/37 to 3/20/40, par and fair value of $136,889,738 and $82,400,000, respectively)	80,000	80,000,000
Deutsche Bank Securities Inc., 0.01%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $380,000,106, collateralized by U.S. government obligations, 0.00% to 5.13%, 3/21/13 to 8/12/25, par and fair value of $375,793,000 and $387,600,274, respectively)	380,000	380,000,000

See Notes to Financial Statements.

42	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (concluded)	Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities Inc., 0.06%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $50,000,083, collateralized by U.S. government obligations, 6.50%, 10/1/39, par and fair value of $58,212,758 and $51,500,000, respectively)	$50,000	$50,000,000
Greenwich Capital Markets, Inc., 0.17%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $80,000,378, collateralized by non-U.S. government debt securities, 1.88% to 3.00%, 11/16/11 to 11/15/12, par and fair value of $86,245,000 and $88,000,042, respectively)	80,000	80,000,000
HSBC Securities (USA) Inc., 0.10%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $100,000,278, collateralized by non-U.S. government debt securities, 1.50% to 8.38%, 11/16/11 to 6/2/41, par and fair value of $99,513,000 and $103,003,377, respectively)	100,000	100,000,000
JPMorgan Securities Inc., 0.23%, 7/7/11 (Purchased on 6/30/11 to be repurchased at $50,002,236, collateralized by non-U.S. government debt securities, 4.50% to 8.38%, 6/15/18 to 3/1/39, par and fair value of $43,011,000 and $51,502,033, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.37%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $320,003,289, collateralized by non-U.S. government debt securities, 1.86% to 12.00%, 8/10/11 to 3/1/33, par and fair value of $334,832,267 and $336,002,568, respectively)	320,000	320,000,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch & Co. Inc., 0.17%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $100,000,472, collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 8.95%, 8/1/11 to 12/20/37, par and fair value of $132,137,767 and $103,958,141, respectively)	$100,000	$100,000,000
RBS Securities Inc., 0.09%, 7/1/11 (Purchased on 6/30/11 to be repurchased on $120,000,300, collateralized by U.S. government obligations, 4.00% to 4.50%, 1/25/39 to 2/25/39, par and fair value of $136,450,000 and $123,602,780, respectively)	120,000	120,000,000
RBS Securities Inc., 0.77%, 10/3/11 (Purchased on 6/30/11 to be repurchased on $175,355,590, collateralized by non-U.S. government debt securities, 0.28% to 7.50%, 1/15/15 to 2/12/51, par and fair value of $483,902,848 and $192,500,676, respectively)	175,000	175,000,000

Total Repurchase Agreements – 10.7%		3,389,000,000

Total Investments (Cost – $31,546,492,881*) – 100.0%		31,546,492,881
Other Assets in Excess of Liabilities – 0.0%		12,079,458

Net Assets – 100.0%		$31,558,572,339

*	Cost for federal income tax purposes.
(a)	Issuer is a U.S. branch of a foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Rate shown reflects the discount rate at the time of purchase.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Master Portfolio’s Notes to Financial Statements. The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$31,546,492,881	–	$31,546,492,881

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	43

Schedule of Investments June 30, 2011 (Unaudited)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee(a)
Bank of Montreal, Chicago:
0.18%, 9/28/11	$220,000	$220,000,000
0.29%, 11/22/11(b)	200,000	200,000,000
0.27%, 2/29/12(b)	50,000	50,000,000
Bank of Nova Scotia, Houston, 0.20%, 8/05/11	125,000	125,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York,
0.26%, 9/01/11	250,000	250,000,000
BNP Paribas S.A., New York:
0.33%, 9/01/11	100,000	100,000,000
0.45%, 12/12/11(b)	100,000	100,000,000
Canadian Imperial Bank of Commerce, New
York, 0.24%, 7/18/11(b)	237,000	237,000,000
Credit Suisse, New York, 0.20%, 8/04/11	300,000	300,000,000
Deutsche Bank AG, New York,
0.28%, 10/05/11(b)	300,000	300,000,000
HSBC Bank:
0.55%, 2/22/12	75,000	75,004,886
0.53%, 2/28/12	100,000	100,006,687
Lloyds TSB Bank Plc, New York,
0.36%, 2/14/12(b)	125,000	125,000,000
Mizuho Corporate Bank, New York:
0.26%, 8/16/11	100,000	100,000,000
0.23%, 9/02/11	90,000	90,000,000
Nordea Bank Finland Plc, New York:
0.18%, 8/10/11	50,000	50,000,000
0.19%, 8/11/11	28,000	28,000,000
Rabobank Nederland N.V., New York,
0.28%, 2/27/12(b)	100,000	100,000,000
Royal Bank of Canada, New York(b):
0.25%, 10/14/11	110,000	110,000,000
0.28%, 5/03/12	175,000	175,000,000
Royal Bank of Scotland Plc, Connecticut,
0.52%, 9/19/11	194,000	194,000,000
Societe Generale, New York(b):
0.27%, 5/08/12	23,500	23,500,000
0.26%, 5/23/12	30,500	30,500,000
Sumitomo Mitsui Banking Corp., New York,
0.25%, 7/11/11	250,000	250,000,000
UBS AG, Connecticut(b):
0.29%, 8/11/11	167,000	167,000,000
0.35%, 10/04/11	97,245	97,245,000
0.35%, 10/11/11	109,730	109,730,000
0.23%, 11/10/11	61,000	61,000,000
Westpac Banking Corp., New York:
0.30%, 11/18/11	150,000	150,000,000
0.29%, 4/04/12(b)	35,000	35,000,157
0.28%, 6/11/12(b)	200,000	200,000,000

Total Certificates of Deposit – 36.9%		4,152,986,730

Commercial Paper
Argento Variable Funding Co. Ltd.(c)(d):
0.19%, 8/22/11	44,025	44,012,918
0.46%, 9/12/11	76,000	75,929,109
Argento Variable Funding Co., Ltd.,
0.46%, 9/07/11(c)(d)	39,000	38,966,113
ASB Finance Ltd., London,
0.30%, 10/20/11(c)(d)	30,000	29,972,250
BNP Paribas Finance Inc., 0.08%, 7/07/11(c)	55,000	54,999,267
BPCE S.A., 0.43%, 7/05/11(c)(d)	180,000	179,991,400

Commercial Paper	Par (000)	Value
Credit Agricole North America Inc.,
0.22%, 8/08/11(c)	$250,000	$249,941,944
Grampian Funding LLC, 0.22%, 9/09/11(c)(d)	140,000	139,940,111
JPMorgan Chase & Co., 0.05%, 7/07/11(c)	19,000	18,999,842
Kells Funding LLC(b)(d):
0.30%, 12/12/11	75,000	75,000,278
0.30%, 12/21/11	60,000	60,000,000
0.29%, 1/06/12	275,000	275,000,000
0.28%, 3/05/12	20,000	20,000,000
0.32%, 4/17/12	100,000	100,000,000
Nordea North America Inc.(c):
0.22%, 10/19/11	46,000	45,968,375
0.22%, 10/20/11	43,750	43,719,648
0.30%, 10/27/11	285,000	284,724,421
Northern Pines Funding LLC,
0.38%, 10/12/11(b)(d)	80,000	80,000,000
Royal Park Investment Funding Corp.(c)(d):
0.26%, 7/07/11	87,000	86,996,230
0.38%, 8/26/11	172,000	171,898,329
Westpac Banking Corp.(c)(d):
0.30%, 10/05/11	25,000	24,980,000
0.30%, 10/12/11	75,000	74,935,625

Total Commercial Paper – 19.3%		2,175,975,860

Corporate Notes
JPMorgan Chase Bank NA, 0.30%, 7/17/12(b)	121,710	121,710,000

Total Corporate Notes – 1.1%		121,710,000

Time Deposits
Citibank NA, New York, 0.07%, 7/01/11	195,000	195,000,000
Natixis, 0.10%, 7/01/11	350,000	350,000,000
State Street Bank & Trust Co., 0.01%, 7/01/11	451,000	451,000,000

Total Time Deposits – 8.9%		996,000,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Discount Notes(c):
0.00%, 9/12/11	75,000	74,993,917
0.00%, 1/17/12	75,000	74,941,667
Fannie Mae Variable Rate Notes (b):
0.18%, 7/26/12	125,000	124,973,256
0.21%, 8/23/12	100,000	100,023,376
0.24%, 1/10/13	121,000	120,962,673
Federal Farm Credit Bank Variable Rate Notes,
0.22%, 10/12/12(b)	50,000	50,000,000
Federal Home Loan Bank Variable Rate Notes,
0.19%, 7/22/11(b)	25,000	25,000,000
Federal Home Loan Banks, 0.75%, 12/21/11	60,000	60,169,136
Freddie Mac Discount Notes(c):
0.00%, 10/12/11	271,000	270,930,217
0.00%, 11/08/11	100,000	99,960,278

Total U.S. Government Sponsored Agency Obligations – 8.9%		1,001,954,520

See Notes to Financial Statements.

44	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments (continued)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Note:
0.88%, 1/31/12	$150,000	$150,661,327
1.38%, 5/15/12	325,000	328,184,409

Total U.S. Treasury Obligations – 4.3%		478,845,736

Repurchase Agreements
Banc of America Securities LLC, 0.12%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $250,000,833, collateralized by non-U.S. government debt securities, 0.00% to 7.88%, 12/1/17 to 6/11/50, par and fair value of $317,574,546 and $262,001,848, respectively)	250,000	250,000,000
Banc of America Securities LLC, 0.37%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $210,002,158, collateralized by non-U.S. government debt securities, 5.38% to 7.38%, 7/15/14 to 10/30/19, par and fair value of $195,233,308 and $220,500,001, respectively)	210,000	210,000,000
BNP Paribas Securities Corp., 0.12%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $275,000,917, collateralized by non-U.S. government debt securities, 2.75% to 10.50%, 7/6/11 to 3/15/19, par and fair value of $257,764,940 and $283,250,001, respectively)	275,000	275,000,000
Citigroup Global Markets Inc., 0.22%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $20,000,122, collateralized by non U.S. government debt securities, 5.05% to 5.58%, 3/15/45 to 12/12/34, par and fair value of $21,762,128 and $22,000,000, respectively)	20,000	20,000,000
Citigroup Global Markets Inc., 0.70%, 9/1/11 (Purchased on 6/30/11 to be repurchased at $50,061,250, collateralized by U.S. government obligations, 1.45% to 3.25%, 4/25/26 to 2/15/39, par and fair value of $98,676,386 and $51,500,000, respectively)	50,000	50,000,000
Deutsche Bank Securities Inc., 0.06%, 71/11 (Purchased on 6/30/11 to be repurchased at $850,001,417 collateralized by U.S. government obligations and U.S. Treasury obligations, 2.63% to 6.50%, 2/15/18 to 4/1/41, par and fair value of $882,252,593 and $871,500,094, respectively)	850,000	850,000,000
Greenwich Capital Markets, 0.17%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $60,000,283, collateralized by U.S. government obligations, 3.00% to 9.00%, 9/20/17 to 6/20/41, par and fair value of $111,681,606 and $61,204,897, respectively)	60,000	60,000,000

Repurchase Agreements	Par (000)	Value
JPMorgan Securities Inc., 0.17%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $100,000,472, collateralized by non-U.S. government debt securities, 0.00% to 6.52%, 7/15/19 to 2/10/51, par and fair value of $151,001,333 and $105,001,530, respectively)	$100,000	$100,000,000
JPMorgan Securities Inc., 0.17%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $50,000,236, collateralized by non-U.S. government debt securities, 0.00% to 6.52%, 7/15/19 to 2/10/51, par and fair value of $75,500,667 and $52,500,765, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.23%, 7/7/11 (Purchased on 6/30/11 to be repurchased at $50,002,236, collateralized by non-U.S. government debt securities, 3.75% to 10.25%, 3/1/12 to 11/30/39, par and fair value of $45,233,000 and $51,500,727, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.37%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $50,000,514, collateralized by non-U.S. government debt securities, 0.01% to 8.06%, 11/15/11 to 6/8/28, par and fair value of $49,972,000 and $52,503,379, respectively)	50,000	50,000,000
Merrill Lynch & Co., Inc., 0.17%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $50,000,236, collateralized by U.S. government obligations, 0.98% to 4.35%, 4/20/36 to 2/15/38, par and fair value of $73,709,320 and $51,500,000, respectively)	50,000	50,000,000
Morgan Stanley & Co. Inc., 0.12%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $90,000,300, collateralized by non-U.S. government debt securities, 0.00% to 1.30%, 7/1/11 to 2/25/18, par and fair value of $92,508,623 and $94,500,000, respectively)	90,000	90,000,000
RBS Securities Inc., 0.09%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $90,000,225, collateralized by U.S. government obligations, 2.50% to 3.50%, 11/20/38 to 8/20/40, par and fair value of $93,340,000 and $92,701,954, respectively)	90,000	90,000,000

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	45

Schedule of Investments (concluded)	Prime Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
RBS Securities Inc., 0.77%, 10/3/11 (Purchased on 6/30/11 to be repurchased at $125,253,993, collateralized by U.S. government obligations and non-U.S. government debt securities, 0.00% to 9.79%, 12/15/12 to 1/15/34, par and fair value of $270,376,396 and $135,150,314, respectively)	$125,000	$125,000,000

Total Repurchase Agreements – 20.6%		2,320,000,000

Total Investments (Cost – $11,247,472,846*) – 100.0%		$11,247,472,846
Other Assets in Excess of Liabilities – 0.0%		3,286,329

Net Assets – 100.0%		$11,250,759,175

*	Cost for federal income tax purposes.
(a)	Issuer is a U.S. branch of a foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Rate shown reflects the discount rate at the time of purchase.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Master Portfolio’s Notes to Financial Statements. The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$11,247,472,846	–	$11,247,472,846

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

46	BLACKROCK FUNDS III	JUNE 30, 2011

Schedule of Investments June 30, 2011 (Unaudited)	Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bill:
0.19%, 7/07/11(a)	$30,000	$29,999,050
0.19%, 7/14/11(a)	50,000	49,996,660
0.19%, 7/21/11(a)	25,000	24,997,431
0.19%, 7/28/11(a)	13,000	12,998,147
0.17%, 8/18/11(a)	20,000	19,995,600
0.17%, 9/01/11(a)	25,000	24,992,681
0.27%, 9/22/11(a)	25,000	24,984,726
0.17%, 9/29/11(a)	30,000	29,987,250
0.14%, 10/06/11(a)	20,000	19,992,590
0.11%, 10/13/11(a)	20,000	19,993,644
0.29%, 1/12/12(a)	13,000	12,980,213
U.S. Treasury Note:
1.00%, 10/31/11	12,000	12,029,792
0.88%, 1/31/12	47,000	47,201,358
1.38%, 5/15/12	15,000	15,146,986

Total U.S. Treasury Obligations – 16.1%		345,296,128

Repurchase Agreements
BNP Paribas Securities Corp., 0.01%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $110,000,056, collateralized by U.S. Treasury obligations, 4.50%, 2/15/36, par and fair value of $193,870,000 and $204,000,050, respectively)	200,000	200,000,000
Citigroup Global Markets Inc., 0.01%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $75,000,021, collateralized by U.S. Treasury obligations, 2.38%, 3/31/16, par and fair value of $73,317,700 and $76,500,059, respectively)	75,000	75,000,000
Credit Suisse Securities (USA) LLC, 0.01%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $337,352,098, collateralized by U.S. Treasury obligations, 3.63% to 5.25%, 8/15/13 to 2/15/29, par and fair value of $311,455,800 and $344,103,896, respectively)	337,352	337,352,000
Deutsche Bank Securities Inc., 0.01%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $25,000,007, collateralized by U.S. Treasury obligations, 0.00%, 8/15/23, par and fair value of $40,784,992 and $25,500,001, respectively)	25,000	25,000,000

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc., 0.00%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $190,000,005, collateralized by U.S. Treasury obligations, 0.75% to 11.25%, 7/31/11 to 5/15/39, par and fair value of $178,944,000 and $193,802,611, respectively)	$190,000	$190,000,000
JPMorgan Securities Inc., 0.00%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $125,324,003, collateralized by U.S. Treasury obligations, 4.63% to 6.75%, 7/31/11 to 2/15/40, par and fair value of $120,373,700 and $127,834,550, respectively)	125,324	125,324,000
Merrill Lynch & Co. Inc., 0.00%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $161,088,000, collateralized by U.S. Treasury obligations, 0.63% to 1.75%, 1/31/13 to 3/31/14, par and fair value of $163,023,300 and $164,309,837, respectively)	161,088	161,088,000
Morgan Stanley & Co. Inc., 0.00%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $498,000,018, collateralized by U.S. Treasury obligations, 0.00% to 4.75%, 7/7/11 to 2/15/41, par and fair value of $490,127,303 and $507,960,095, respectively)	498,000	498,000,000
RBS Securities Inc., 0.01%, 7/1/11 (Purchased on 6/30/11 to be repurchased at $190,000,053, collateralized by U.S. Treasury obligations, 3.63% to 4.50%, 4/30/12 to 2/15/21, par and fair value of $184,122,000 and $193,803,985, respectively)	190,000	190,000,000

Total Repurchase Agreements – 83.9%		1,801,764,000

Total Investments (Cost – $2,147,060,128*) – 100.0%		2,147,060,128
Other Assets in Excess of Liabilities -0.0%		120,057

Net Assets – 100.0%		$2,147,180,185

*	Cost for federal income tax purposes.
(a)	Rate shown reflects the discount rate at the time of purchase.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	47

Schedule of Investments (concluded)	Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Master Portfolio’s Notes to Financial Statements. The following table summarizes the inputs used as of June 30, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$2,147,060,128	–	$2,147,060,128

[1]	See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

48	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Assets and Liabilities	Master Investment Portfolio

June 30, 2011 (Unaudited)	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
Assets
Investments at value – unaffiliated[1]	–	$28,157,492,881	$8,927,472,846	$345,296,128
Repurchase agreements – unaffiliated[2]	$14,729,000	3,389,000,000	2,320,000,000	1,801,764,000
Cash	492	643,664	712,719	650
Interest receivable	17	13,136,513	3,221,336	218,327
Receivable from advisor	1,489	–	–	–

Total assets	14,730,998	31,560,273,058	11,251,406,901	2,147,279,105

Liabilities
Investment advisory fees payable	–	1,631,769	609,774	75,609
Professional fees payable	8,258	18,936	14,140	9,884
Trustees’ fees payable	636	50,014	23,812	13,427

Total liabilities	8,894	1,700,719	647,726	98,920

Net Assets	$14,722,104	$31,558,572,339	$11,250,759,175	$2,147,180,185

Net Assets Consist of
Investors’ capital	$14,722,104	$31,558,572,339	$11,250,759,175	$2,147,180,185

[1] Investments at cost – unaffiliated	–	$28,157,492,881	$8,927,472,846	$345,296,128

[2] Repurchase agreements at cost – unaffiliated	$14,729,000	$3,389,000,000	$2,320,000,000	$1,801,764,000

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	49

Statements of Operations	Master Investment Portfolio

Six Months Ended June 30, 2011 (Unaudited)	Government Money Market Master Portfolio	Money Market Master Portfolio	Prime Money Market Master Portfolio	Treasury Money Market Master Portfolio
Investment Income
Income	$168,572	$36,691,459	$15,391,483	$997,550

Total income	168,572	36,691,459	15,391,483	997,550

Expenses
Investment advisory	98,207	12,221,232	5,131,994	786,291
Professional	9,056	20,144	15,349	11,093
Independent Trustees	2,278	151,338	69,770	20,935

Total expenses	109,541	12,392,714	5,217,113	818,319
Less fees waived by advisor	(41,291)	(3,837,852)	(1,624,716)	(286,725)

Total expenses after fees waived	68,250	8,554,862	3,592,397	531,594

Net investment income	100,322	28,136,597	11,799,086	465,956

Realized Gain
Net realized gain from investments	–	812,774	906,547	19,525

Net Increase in Net Assets Resulting from Operations	$100,322	$28,949,371	$12,705,633	$485,481

See Notes to Financial Statements.

50	BLACKROCK FUNDS III	JUNE 30, 2011

Statements of Changes in Net Assets	Master Investment Portfolio

	Government Money Market Master Portfolio		Money Market Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$100,322	$204,797	$28,136,597	$49,216,953
Net realized gain	–	2,954	812,774	1,613,682

Net increase in net assets resulting from operations	100,322	207,751	28,949,371	50,830,635

Capital Transactions
Proceeds from contributions	1,068,573,002	1,493,830,921	29,347,870,420	62,142,807,899
Value of withdrawals	(1,080,424,842)	(2,124,008,682)	(17,825,804,097)	(63,320,829,417)

Net increase (decrease) in net assets derived from capital transactions	(11,851,840)	(630,177,761)	11,522,066,323	(1,178,021,518)

Net Assets
Total increase (decrease) in net assets	(11,751,518)	(629,970,010)	11,551,015,694	(1,127,190,883)
Beginning of period	26,473,622	656,443,632	20,007,556,645	21,134,747,528

End of period	$14,722,104	$26,473,622	$31,558,572,339	$20,007,556,645

Master Investment Portfolio

	Prime Money Market Master Portfolio		Treasury Money Market Master Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations
Net investment income	$11,799,086	$28,242,352	$465,956	$5,860,036
Net realized gain	906,547	1,499,723	19,525	352,179

Net increase in net assets resulting from operations	12,705,633	29,742,075	485,481	6,212,215

Capital Transactions
Proceeds from contributions	22,977,558,295	42,435,553,226	9,304,747,219	24,950,734,675
Value of withdrawals	(21,810,561,899)	(44,602,753,943)	(9,358,686,276)	(27,045,251,038)

Net increase (decrease) in net assets derived from capital transactions	1,166,996,396	(2,167,200,717)	(53,939,057)	(2,094,516,362)

Net Assets
Total increase (decrease) in net assets	1,179,702,029	(2,137,458,642)	(53,453,576)	(2,088,304,147)
Beginning of period	10,071,057,146	12,208,515,788	2,200,633,761	4,288,937,909

End of period	$11,250,759,175	$10,071,057,146	$2,147,180,185	$2,200,633,761

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	51

Financial Highlights	Master Investment Portfolio

	Government Money Market Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,

		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	0.04%[1]	0.13%	0.12%	1.99%	5.20%	5.08%

Ratios to Average Net Assets
Total expenses	0.11%[2]	0.11%	0.10%	0.10%	0.12%	0.11%

Total expenses after fees waived	0.07%[2]	0.02%	0.05%	0.05%	0.07%	0.08%

Net investment income	0.10%[2]	0.11%	0.12%	0.59%	4.93%	4.90%

Supplemental Data
Net assets, end of period (000)	$14,722	$26,474	$656,444	$1,717,936	$107,835	$167,285

[1]	Aggregate total investment return.
[2]	Annualized.

Master Investment Portfolio

	Money Market Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,

		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	0.11%[1]	0.27%	0.48%	2.90%[2]	5.40%	5.13%

Ratios to Average Net Assets
Total expenses	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%[3]	0.07%	0.07%	0.07%	0.07%	0.08%

Net investment income	0.23%[3]	0.26%	0.48%	2.88%	5.23%	4.99%

Supplemental Data
Net assets, end of period (000)	$31,558,572	$20,007,557	$21,134,748	$22,488,961	$31,492,404	$6,924,965

[1]	Aggregate total investment return.
[2]

For the year ended December 31, 2008, 0.01% of the total return consists of purchases of securities by BFA at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89%.

[3]	Annualized.

See Notes to Financial Statements.

52	BLACKROCK FUNDS III	JUNE 30, 2011

Financial Highlights (concluded)	Master Investment Portfolio

	Prime Money Market Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,

		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	0.11%[1]	0.25%	0.37%	2.88%[2]	5.37%	5.11%

Ratios to Average Net Assets
Total expenses	0.10%[3]	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%[3]	0.07%	0.07%	0.06%	0.07%	0.08%

Net investment income	0.23%[3]	0.25%	0.41%	2.77%	5.23%	4.95%

Supplemental Data
Net assets, end of period (000)	$11,250,759	$10,071,057	$12,208,516	$16,570,735	$11,022,281	$8,273,083

[1]	Aggregate total investment return.
[2]

For the year ended December 31, 2008, 0.01% of the total return consists of purchases of securities by BFA at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.87%.

[3]	Annualized.

Master Investment Portfolio

	Treasury Money Market Master Portfolio
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31,

		2010	2009	2008	2007	2006
Total Investment Return
Total investment return	0.03%[1]	0.13%	0.11%	1.64%	4.98%	5.04%

Ratios to Average Net Assets
Total expenses	0.10%[2]	0.10%	0.10%	0.10%	0.12%	0.13%

Total expenses after fees waived	0.07%[2]	0.06%	0.05%	0.02%	0.01%	0.00%

Net investment income	0.06%[2]	0.13%	0.10%	0.48%	4.81%	5.03%

Supplemental Data
Net assets, end of period (000)	$2,147,180	$2,200,634	$4,288,938	$1,650,804	$203,422	$185,484

[1]	Aggregate total investment return.
[2]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS III	JUNE 30, 2011	53

Notes to Financial Statements (Unaudited)	Master Investment Portfolio

1. Organization and Significant Accounting Policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to four series of MIP: Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (each a “Master Portfolio” and together, the “Master Portfolios”). The Master Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: US GAAP defines fair value as the price the Master Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolios’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until the maturity of the security. Each Master Portfolio seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: The Master Portfolios may invest in repurchase agreements. In a repurchase agreement, a Master Portfolio purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, a Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio are each classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolios’ US federal tax returns remains open for each of the four years ended December 31, 2010. The statutes of limitations on the Master Portfolios’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Government Money Market Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Recent Accounting Standards: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolios’ financial statements and disclosures.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several Master Portfolios are pro-rated among those Master Portfolios on the basis of relative net assets or other appropriate methods.

54	BLACKROCK FUNDS III	JUNE 30, 2011

Notes to Financial Statements (concluded)	Master Investment Portfolio

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolios for 1940 Act purposes, but Barclays is not.

MIP, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with BlackRock Fund Advisors (“BFA” or the “Manager”), the Master Portfolios’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio. For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate of 0.10% of the average daily value of the Master Portfolio’s net assets. The Manager has contractually agreed to waive 0.03% of its advisory fees through April 30,2012. After giving effect to such contractual agreement, the advisory fee of 0.10% will be waived to 0.07%. The Manager has also voluntarily agreed to waive investment advisory fees to enable the Master Portfolios to maintain a minimum daily net investment income dividend. The Manager may discontinue the voluntary waiver at anytime. For the six months ended June 30, 2011, the amounts included in fees waived by advisor in the Statements of Operations are as follows:

Government Money Market Master Portfolio	$29,957
Money Market Master Portfolio	$3,666,370
Prime Money Market Master Portfolio	$1,539,598
Treasury Money Market Master Portfolio	$254,698

The fees and expenses of the trustees of MIP who are not “interested persons” of MIP, as defined in the 1940 Act (“independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. The Manager has contractually agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios pay an advisory fee to the Manager by waiving the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses, through April 30, 2012. The amounts waived are included in fees waived by advisor in the Statements of Operations. For the six months ended June 30, 2011, such waiver amounts are as follows:

Government Money Market Master Portfolio	$11,334
Money Market Master Portfolio	$171,482
Prime Money Market Master Portfolio	$85,118
Treasury Money Market Master Portfolio	$32,027

MIP entered into an administration services arrangement with BlackRock Institutional Trust Company, N.A. (“BTC”), which has agreed to provide general administration services. BTC is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BTC (or an affiliate) receives investment advisory fees from the Master Portfolios. BTC may delegate certain of its administration duties to sub-administrators.

BTC has agreed to bear all costs of the Master Portfolios’ and MIP’s operations, other than brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

3. Concentration, Market and Credit Risk:

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolios manage counterparty risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those conterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master Portfolios’ Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.

Certain affiliates indirectly invest in the Master Portfolios through the SL Agency Shares of the Funds. As of June 30, 2011, these affiliated investors represent a significant portion of the net assets of Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

BLACKROCK FUNDS III	JUNE 30, 2011	55

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Fund”) met on April 5, 2011 and May 17-18, 2011 to consider the approval of the Master Fund’s investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (“BlackRock”), the Master Fund’s investment advisor, on behalf of Money Market Master Portfolio, Prime Money Market Master Portfolio, Government Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”), each a series of the Master Fund. Each of BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime, BlackRock Cash Funds: Government and BlackRock Cash Funds: Treasury (each, a “Portfolio” and collectively, the “Portfolios”), each a series of BlackRock Funds III (the “Fund”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Portfolio. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement with respect to each Master Portfolio. For simplicity, the Board of Trustees of the Master Fund and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master Fund or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolios and the Portfolios by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolios, the Portfolios and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against peer funds and/or benchmarks, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolios and/or the Portfolios for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) the Master Portfolios’ and/or the Portfolios’ operating expenses and how BlackRock allocates expenses to the Master Portfolios and the Portfolios; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Master Portfolio’s and Portfolio’s investment objective, policies and restrictions; (e) the Master Fund’s and the Fund’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 5, 2011 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of each Master Portfolio and Portfolio, as applicable, and the investment performance of each Portfolio as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the

56	BLACKROCK FUNDS III	JUNE 30, 2011

Disclosure of Investment Advisory Agreement (continued)

profitability of the Agreement to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholder; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Master Portfolio and/or Portfolio to BlackRock; (f) sales and redemption data regarding each Portfolio’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 5, 2011, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 5, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 17-18, 2011 Board meeting.

At an in-person meeting held on May 17-18, 2011, the Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund with respect to each Master Portfolio for a one-year term ending June 30, 2012. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master Fund considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Master Portfolio, each Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolios and the Portfolios; (d) economies of scale; (e) fall out benefits to BlackRock as a result of its relationship with the Master Portfolios and the Portfolios; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of each Master Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholder from their relationship with the Master Portfolios and the Portfolios and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Portfolio. Throughout the year, the Board compared Portfolio performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing Master Portfolio performance and each Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, Black-Rock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Master Portfolio and Portfolio. BlackRock and its affiliates and significant shareholder provide the Master Portfolios and the Portfolios with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Master Portfolios and the Portfolios by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolios and the Portfolios. In addition to investment advisory services, Black-Rock and its affiliates provide the Master Portfolios and the Portfolios with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master Portfolios and the Portfolios, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments

BLACKROCK FUNDS III	JUNE 30, 2011	57

Disclosure of Investment Advisory Agreement (continued)

and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master Portfolios, the Portfolios and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Master Portfolio and Portfolio, as applicable. The Board noted that each Master Portfolio’s investment results correspond directly to the investment results of the applicable Portfolio. In preparation for the April 5, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Portfolio’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Portfolio as compared to funds in the Portfolio’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board and the Board’s Performance Oversight and Contract Committee regularly review and meet with Master Portfolio management to discuss the performance of each Master Portfolio and Portfolio, as applicable, throughout the year.

The Board noted that, in general, each of BlackRock Cash Funds: Institutional, BlackRock Cash Funds: Prime and BlackRock Cash Funds: Treasury performed better than its Peers in that the Portfolio’s performance was at or above the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported.

The Board noted that, in general, BlackRock Cash Funds: Government performed better than its Peers in that the Portfolio’s performance was at or above the median of its Lipper Performance Universe in two of the one-, three- and five-year periods reported.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolios and the Portfolios: The Board, including the Independent Board Members, reviewed each Master Portfolio’s contractual advisory fee ratio compared with the other funds in the corresponding Portfolio’s Lipper category. It also compared each Portfolio’s total expense ratio, as well as each Master Portfolio’s actual advisory fee ratio, to those of other funds in the corresponding Portfolio’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided each Master Portfolio and Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master Portfolios and the Portfolios. The Board reviewed BlackRock’s profitability with respect to each Master Portfolio and Portfolio, as applicable, and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock, in general and with respect to its registered funds, are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Master Portfolios and the Portfolios by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolios and the Portfolios and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolios and the Portfolios. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the contractual advisory fee ratio of each of the Master Portfolios was lower than or equal to the median contractual advisory fee ratio paid by the Portfolio’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive advisory fees for each Master Portfolio. The Board additionally noted that BlackRock has voluntarily agreed to waive a portion of its fees and/or reimburse operating expenses to enable each Portfolio and its

58	BLACKROCK FUNDS III	JUNE 30, 2011

Disclosure of Investment Advisory Agreement (concluded)

respective Master Portfolio to maintain a minimum level of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolios and the Portfolios increase. The Board also considered the extent to which the Master Portfolios and the Portfolios benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master Portfolios and the Portfolios to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the pertinent Master Portfolio.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholder may derive from their respective relationships with the Master Portfolios and the Portfolios, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholder as service providers to the Master Portfolios and the Portfolios, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Portfolio shares if they believe that the pertinent Portfolio’s and/or the Master Portfolio’s fees and expenses are too high or if they are dissatisfied with the performance of the Portfolio.

Conclusion

The Board of the Master Fund, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund, with respect to each Master Portfolio, for a one-year term ending June 30, 2012. As part of its approval, the Board of the Master Fund considered the detailed review of BlackRock’s fee structure, as it applies to the Master Fund, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master Fund, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Master Portfolio and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to each Master Portfolio and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Fund did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolios reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK FUNDS III	JUNE 30, 2011	59

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

David O. Beim, Trustee

Richard S. Davis, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Simon Mendelson, Vice President

Christopher Stavrakos, CFA, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money

    Laundering Officer

Ira P. Shapiro, Secretary

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Custodian

State Street Bank and Trust Company

Boston, MA 02101

Transfer Agent

State Street Bank and Trust Company

Boston, MA 02101

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02101

Distributor

SEI Investments

Distribution Co.

Oaks, PA 19456

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

New York, NY 10017

Address of the Funds

c/o the Distributor

One Freedom Valley Drive

Oaks, PA 19456

60	BLACKROCK FUNDS III	JUNE 30, 2011

Additional Information

General Information

Availability of Quarterly Schedule of Investments

The Funds/Master Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s/Master Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (202) SEC-0330. Each Fund’s/Master Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (877) 244-1544.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master Portfolios use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (877) 244-1544; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how each Fund/Master Portfolio voted proxies relating to securities held in the Fund’s/Master Portfolio’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (877) 244-1544 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (877) 244-1544 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK FUNDS III	JUNE 30, 2011	61

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This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by that Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

# MMF4-6/11

Item 2	–	Code of Ethics – Not Applicable to this semi-annual report

Item 3	–	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4	–	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5	–	Audit Committee of Listed Registrants – Not Applicable

Item 6	–

Investments

(a) The registrants’ Schedule of Investments is included as part of the Reports to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10	–	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11	–	Controls and Procedures

11(a)	–	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	–	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12	–	Exhibits attached hereto

12(a)(1)	–	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2)	–	Certifications – Attached hereto

12(a)(3)	–	Not Applicable

12(b)	–	Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/S/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrants and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: September 2, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: September 2, 2011

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